UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2017

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.5%

DATA PROCESSING & OUTSOURCED SERVICES - 0.7%
600,000	*	GDS Holdings Ltd (ADR)	$13,518,000
		TOTAL DATA PROCESSING & OUTSOURCED SERVICES	13,518,000

DIVERSIFIED REITS - 2.4%
550,000		Gramercy Property Trust	14,663,000
4,000,000		Spirit Realty Capital, Inc	34,320,000
		TOTAL DIVERSIFIED REITS	48,983,000

HEALTH CARE REITS - 5.9%
550,000		HCP, Inc	14,344,000
1,200,000		Healthcare Trust of America, Inc	36,048,000
350,000		Physicians Realty Trust	6,296,500
410,000		Ventas, Inc	24,604,100
625,000		Welltower, Inc	39,856,250
		TOTAL HEALTH CARE REITS	121,148,850

HOMEBUILDING - 0.6%
700,000	*	TRI Pointe Homes, Inc	12,544,000
		TOTAL HOMEBUILDING	12,544,000

HOTEL & RESORT REITS - 3.7%
1,000,000		Host Marriott Corp	19,850,000
325,000		MGM Growth Properties LLC	9,473,750
625,000		Park Hotels & Resorts, Inc	17,968,750
1,800,000		Sunstone Hotel Investors, Inc	29,754,000
		TOTAL HOTEL & RESORT REITS	77,046,500

INDUSTRIAL REITS - 9.7%
200,000		DCT Industrial Trust, Inc	11,756,000
700,000		Duke Realty Corp	19,047,000
1,300,000		Prologis, Inc	83,863,000
2,200,000		Rexford Industrial Realty, Inc	64,152,000
650,000		Terreno Realty Corp	22,789,000
		TOTAL INDUSTRIAL REITS	201,607,000

IT CONSULTING & OTHER SERVICES - 0.8%
275,000	*	InterXion Holding NV	16,205,750
		TOTAL IT CONSULTING & OTHER SERVICES	16,205,750

MORTGAGE REITS - 1.4%
325,000		Hannon Armstrong Sustainable Infrastructure Capital, Inc	7,819,500
950,000		Starwood Property Trust, Inc	20,282,500
		TOTAL MORTGAGE REITS	28,102,000
1

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
OFFICE REITS - 11.3%
325,000		Alexandria Real Estate Equities, Inc	$42,441,750
500,000		Boston Properties, Inc	65,015,000
800,000		Hudson Pacific Properties	27,400,000
550,000		Kilroy Realty Corp	41,057,500
400,000		SL Green Realty Corp	40,372,000
220,000		Vornado Realty Trust	17,199,600
		TOTAL OFFICE REITS	233,485,850

REAL ESTATE SERVICES - 0.7%
800,000		Kennedy-Wilson Holdings, Inc	13,880,000
		TOTAL REAL ESTATE SERVICES	13,880,000

RESIDENTIAL REITS - 15.8%
550,000		American Homes 4 Rent	12,012,000
130,000		AvalonBay Communities, Inc	23,193,300
400,000		Camden Property Trust	36,824,000
600,000		Equity Lifestyle Properties, Inc	53,412,000
825,000		Equity Residential	52,610,250
200,000		Essex Property Trust, Inc	48,274,000
1,750,000		Invitation Homes, Inc	41,247,500
105,000		Mid-America Apartment Communities, Inc	10,558,800
525,000		Sun Communities, Inc	48,709,500
		TOTAL RESIDENTIAL REITS	326,841,350

RETAIL REITS - 16.1%
400,000		Agree Realty Corp	20,576,000
2,300,000		DDR Corp	20,608,000
350,000		Federal Realty Investment Trust	46,483,500
1,900,000		GGP, Inc	44,441,000
160,000		Realty Income Corp	9,123,200
625,000		Regency Centers Corp	43,237,500
1,600,000		Retail Opportunities Investment Corp	31,920,000
675,000		Simon Property Group, Inc	115,924,500
		TOTAL RETAIL REITS	332,313,700

SPECIALIZED REITS - 29.4%
625,000		American Tower Corp	89,168,750
800,000		Crown Castle International Corp	88,808,000
600,000		CyrusOne, Inc	35,718,000
190,000		Digital Realty Trust, Inc	21,641,000
190,000		Equinix, Inc	86,111,800
350,000		Extra Space Storage, Inc	30,607,500
1,050,000		Four Corners Property Trust, Inc	26,985,000
275,000		Gaming and Leisure Properties, Inc	10,175,000
325,000		Iron Mountain, Inc	12,262,250
1,100,000		National Storage Affiliates Trust	29,986,000
190,000		Public Storage, Inc	39,710,000
675,000		QTS Realty Trust, Inc	36,558,000
190,000	*	SBA Communications Corp	31,038,400
675,000		Uniti Group, Inc	12,008,250
2

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES	COMPANY	RATE	MATURITY DATE	VALUE
1,775,000	Weyerhaeuser Co			$62,586,500
	TOTAL SPECIALIZED REITS			613,364,450

	TOTAL COMMON STOCKS			2,039,040,450
	(Cost $1,543,820,993)

PRINCIPAL	ISSUER
SHORT-TERM INVESTMENTS - 1.1%

GOVERNMENT AGENCY DEBT - 0.5%
$10,600,000	Federal Home Loan Bank (FHLB)	1.050%	01/02/18	10,600,000
	TOTAL GOVERNMENT AGENCY DEBT			10,600,000

TREASURY DEBT - 0.6%
11,625,000	United States Treasury Bill	1.132	01/04/18	11,624,268
	TOTAL TREASURY DEBT			11,624,268

	TOTAL SHORT-TERM INVESTMENTS			22,224,268
	(Cost $22,223,595)

	TOTAL INVESTMENTS - 99.6%			2,061,264,718
	(Cost $1,566,044,588)
	OTHER ASSETS & LIABILITIES, NET - 0.4%			9,121,901
	NET ASSETS - 100.0%			$2,070,386,619

Abbreviation(s):
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
3

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2017

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.3%

AUTOMOBILES & COMPONENTS - 0.0%
$188,978	i	CH Hold Corp	LIBOR 1 M + 3.000%	4.570%	02/01/24	$190,042
		TOTAL AUTOMOBILES & COMPONENTS				190,042

CAPITAL GOODS - 0.1%
671,625	i	Avolon TLB Borrower Luxembourg Sarl	LIBOR 1 M + 2.250%	3.750	03/21/22	666,232
244,264	i	CHI Overhead Doors, Inc	LIBOR 3 M + 3.250%	4.943	07/31/22	244,113
693,000	i	Milacron LLC	LIBOR 1 M + 2.750%	4.319	09/28/23	693,291
983,120	i	TransDigm, Inc	LIBOR 1 M + 2.750%	4.320	05/14/22	985,480
493,750	i	TransDigm, Inc	LIBOR 1 and 3 M + 2.750%	4.440	06/09/23	494,298
		TOTAL CAPITAL GOODS				3,083,414

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,972,973	i	Advanced Disposal Services, Inc	LIBOR 1 W + 2.250%	3.740	11/10/23	1,976,505
742,500	i	Creative Artists Agency LLC	LIBOR 1 M + 3.500%	4.980	02/15/24	745,982
654,600	i	ProQuest LLC	LIBOR 1 M + 3.750%	5.319	10/24/21	662,377
1,044,800	i	Spin Holdco, Inc	LIBOR 2 M + 3.750%	5.147	11/14/22	1,052,114
1,154,029	i	Trans Union LLC	LIBOR 1 M + 2.000%	3.570	04/07/23	1,157,930
427,406	i	XPO Logistics, Inc	LIBOR 3 M + 2.250%	3.600	11/01/21	429,671
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				6,024,579

CONSUMER DURABLES & APPAREL - 0.0%
489,346	i	Academy Ltd	LIBOR 1 and 3 M + 4.000%	5.490	07/01/22	384,014
		TOTAL CONSUMER DURABLES & APPAREL				384,014

CONSUMER SERVICES - 0.1%
1,130,222	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	5.440	07/28/22	1,120,332
92,528	i	Boyd Gaming Corp	LIBOR 1 W + 2.500%	3.980	09/15/23	92,991
337,621	i	Jackson Hewitt Tax Service, Inc	LIBOR 3 M + 7.000%	8.380	07/30/20	332,135
1,261,585	i	KFC Holding Co	LIBOR 1 M + 2.000%	3.490	06/16/23	1,268,158
879,863	i	KinderCare Education LLC	LIBOR 3 M + 3.750%	5.443	08/12/22	880,962
636,945	i	Sterling Midco Holdings, Inc	LIBOR 1 M + 3.500%	5.069	06/19/24	638,538
297,754	i	Travel Leaders Group LLC	LIBOR 3 M + 4.500%	5.919	01/25/24	301,291
		TOTAL CONSUMER SERVICES				4,634,407

ENERGY - 0.0%
235,000	i	California Resources Corp	LIBOR 1 M + 10.375%	11.876	12/31/21	257,619
		TOTAL ENERGY				257,619

FOOD & STAPLES RETAILING - 0.0%
187,820	i	Albertsons LLC	LIBOR 1 M + 2.750%	4.320	08/25/21	183,913
75,620	i	Albertsons LLC	LIBOR 3 M + 3.000%	4.460	06/22/23	73,981
		TOTAL FOOD & STAPLES RETAILING				257,894
4

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
FOOD, BEVERAGE & TOBACCO - 0.1%
$1,000,000	i	BG Foods, Inc	LIBOR 1 M + 2.000%	3.569%	11/02/22	$1,006,880
251,189	i	Hostess Brands, LLC	LIBOR 1 M + 2.250%	3.819	08/03/22	251,229
1,192,633	i	Post Holdings, Inc	LIBOR 1 M + 2.250%	3.820	05/24/24	1,196,259
		TOTAL FOOD, BEVERAGE & TOBACCO				2,454,368

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
992,500	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	4.320	03/01/24	993,870
1,184,362	i	DaVita HealthCare Partners, Inc	LIBOR 1 M + 2.750%	4.319	06/24/21	1,193,612
1,980,000	i	Envision Healthcare Corp	LIBOR 1 M + 3.000%	4.570	12/01/23	1,984,118
372,048	i	Greatbatch Ltd	LIBOR 1 M + 3.250%	4.660	10/27/22	374,664
1,008,914	i	HCA, Inc	LIBOR 1 M + 2.250%	3.819	02/10/24	1,014,745
3,970,000	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	4.319	02/06/24	3,863,326
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				9,424,335

INSURANCE - 0.0%
1,473,233	i	HUB International Ltd	LIBOR 3 M + 3.000%	4.410	10/02/20	1,479,288
		TOTAL INSURANCE				1,479,288

MATERIALS - 0.1%
888,275	i	American Builders & Contractors Supply Co, Inc	LIBOR 1 M + 2.500%	4.070	10/31/23	891,437
985,309	i	Berry Plastics Corp	LIBOR 1 M + 2.250%	3.680	10/01/22	988,758
1,240,625	i	Berry Plastics Corp	LIBOR 1 M + 2.250%	3.680	01/19/24	1,245,277
294,304	i	Plaze, Inc	LIBOR 3 M + 3.500%	7.000	07/29/22	296,235
240,385	i	Quikrete Holdings, Inc	LIBOR 1 M + 2.750%	4.320	11/15/23	240,685
360,000	i	Solenis International LP	LIBOR 3 M + 6.750%	8.229	07/29/22	343,199
37,791	i	Tronox Blocked Borrower LLC	LIBOR 3 M + 3.000%	4.690	09/23/24	38,006
87,209	i	Tronox Finance LLC	LIBOR 3 M + 3.000%	4.690	09/23/24	87,707
		TOTAL MATERIALS				4,131,304

MEDIA - 0.1%
248,125	i	AMC Entertainment Holdings, Inc	LIBOR 1 M + 2.250%	3.730	12/15/23	247,919
117,453	i	CBS Radio, Inc	LIBOR 3 M + 2.750%	4.170	11/17/24	117,991
879,829	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	5.443	07/08/22	870,485
925,000	i	Charter Communications Operating LLC	LIBOR 3 M + 2.000%	2.000	04/30/25	925,333
1,436,531	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	3.741	07/17/25	1,429,794
136,433	i	Lions Gate Entertainment Corp	LIBOR 1 M + 2.250%	3.819	12/08/23	136,476
20,927	i	Mission Broadcasting, Inc	LIBOR 1 M + 2.500%	3.860	01/17/24	20,972
166,189	i	Nexstar Broadcasting, Inc	LIBOR 1 M + 2.500%	3.860	01/17/24	166,545
1,485,038	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	3.430	10/04/23	1,490,606
250,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	3.980	01/15/26	249,845
		TOTAL MEDIA				5,655,966

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
623,438	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	5.070	09/26/24	602,396
153,024	i	Quintiles IMS, Inc	LIBOR 3 M + 2.000%	3.690	03/07/24	153,570
431,040	i	Vizient, Inc	LIBOR 1 M + 3.500%	5.070	02/13/23	432,334
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1,188,300

REAL ESTATE - 0.0%
227,054	i	DTZ US Borrower LLC	LIBOR 1 and 3 M + 3.250%	4.730	11/04/21	223,891
		TOTAL REAL ESTATE				223,891
5

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
RETAILING - 0.1%
$2,959,595	i	PetSmart, Inc	LIBOR 1 M + 3.000%	4.570%	03/11/22	$2,359,359
		TOTAL RETAILING				2,359,359

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,481,250	i	Versum Materials, Inc	LIBOR 3 M + 2.000%	3.693	09/29/23	1,488,286
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				1,488,286

SOFTWARE & SERVICES - 0.1%
622,371	i	CSRA, Inc	LIBOR 2 M + 3.000%	3.693	11/30/23	624,549
964,068	i	First Data Corp	LIBOR 1 M + 2.250%	3.800	07/08/22	964,598
1,139,915	i	First Data Corp	LIBOR 1 M + 2.250%	3.821	04/26/24	1,140,120
694,030	i	Mitchell International, Inc	LIBOR 3 M + 3.250%	4.943	11/20/24	693,412
14,529	i	SS&C European Holdings SARL	LIBOR 1 M + 2.250%	3.819	07/08/22	14,626
773,616	i	SS&C Technologies, Inc	LIBOR 1 M + 2.250%	3.819	07/08/22	778,776
		TOTAL SOFTWARE & SERVICES				4,216,081

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,485,000	i	Abacus Innovations Corp	LIBOR 1 M + 2.000%	3.630	08/16/23	1,497,073
797,625	i	CommScope, Inc	LIBOR 1 and 3 M + 2.000%	3.383	12/29/22	801,278
284,260	i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.690	07/05/23	286,392
867,100	i	Sensata Technologies BV	LIBOR 1 M + 1.750%	3.210	10/14/21	870,144
267,278	i	Zebra Technologies Corp	LIBOR 3 M + 2.000%	3.371	10/27/21	268,296
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				3,723,183

TELECOMMUNICATION SERVICES - 0.0%
393,030	i	CNT Holdings III Corp	LIBOR 2 M + 3.250%	4.880	01/22/23	379,274
		TOTAL TELECOMMUNICATION SERVICES				379,274

TRANSPORTATION - 0.1%
979,798	i	American Airlines, Inc	LIBOR 1 M + 2.000%	3.430	10/10/21	980,327
1,485,000	i	American Airlines, Inc	LIBOR 1 M + 2.000%	3.477	12/14/23	1,482,401
441,419	i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.000%	4.000	07/31/22	442,337
1,451,392	i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.000%	4.570	08/01/22	1,454,411
248,125	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	4.570	03/11/24	246,679
		TOTAL TRANSPORTATION				4,606,155

UTILITIES - 0.1%
748,747	i	Dynegy, Inc	LIBOR 1 M + 2.750%	4.250	02/07/24	751,869
987,469	i	NRG Energy, Inc	LIBOR 3 M + 2.250%	3.940	06/30/23	987,696
495,009	i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	5.570	07/14/23	497,999
142,857	i	Vistra Operations Co LLC	LIBOR 3 M + 2.500%	3.830	08/04/23	143,571
806,143	i	Vistra Operations Co LLC	LIBOR 1 and 3 M + 2.500%	3.980	08/04/23	810,174
		TOTAL UTILITIES				3,191,309

		TOTAL BANK LOAN OBLIGATIONS				59,353,068
		(Cost $60,016,152)
6

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BONDS - 94.6%

CORPORATE BONDS - 34.4%

AUTOMOBILES & COMPONENTS - 0.6%
$120,000	g	Adient Global Holdings Ltd		4.875%	08/15/26	$123,300
480,000	g	Allison Transmission, Inc		5.000	10/01/24	495,000
1,125,000		Aptiv plc		3.150	11/19/20	1,142,293
4,950,000	g	BMW US Capital LLC		2.000	04/11/21	4,879,097
450,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	487,688
500,000	g	Gates Global LLC		6.000	07/15/22	511,250
3,550,000		General Motors Co		4.200	10/01/27	3,673,055
1,700,000		General Motors Co		6.600	04/01/36	2,069,975
825,000		General Motors Co		6.250	10/02/43	976,438
475,000		General Motors Co		6.750	04/01/46	597,590
2,050,000		General Motors Co		5.400	04/01/48	2,234,092
150,000		Goodyear Tire & Rubber Co		5.000	05/31/26	154,665
1,100,000	g	Hyundai Capital America		2.600	03/19/20	1,090,972
2,600,000	g	Hyundai Capital America		2.550	04/03/20	2,578,629
1,500,000	g	Hyundai Capital America		3.250	09/20/22	1,498,035
2,000,000	g	Hyundai Capital America		2.750	09/27/26	1,843,139
2,000,000	g	Hyundai Capital Services, Inc		3.000	03/06/22	1,970,148
700,000	g,o	IHO Verwaltungs GmbH		4.125	09/15/21	712,250
1,750,000		Magna International, Inc		3.625	06/15/24	1,809,119
200,000		Tenneco, Inc		5.000	07/15/26	205,000
		TOTAL AUTOMOBILES & COMPONENTS				29,051,735

BANKS - 5.8%
1,900,000	g,i	Akbank TAS	USD SWAP SEMI 30/360 5 Y + 5.026%	7.200	03/16/27	2,000,605
1,750,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	1,744,080
1,500,000	g	Banco de Bogota S.A.		6.250	05/12/26	1,617,450
2,000,000	g	Banco de Bogota S.A.		4.375	08/03/27	1,995,000
4,650,000	g	Banco General S.A.		4.125	08/07/27	4,650,837
1,900,000	g	Banco Nacional de Comercio Exterior SNC		4.375	10/14/25	1,976,000
2,000,000		Banco Santander S.A.		3.125	02/23/23	1,989,536
1,200,000		Banco Santander S.A.		3.800	02/23/28	1,199,800
9,475,000		Bank of America Corp		2.151	11/09/20	9,430,902
2,450,000		Bank of America Corp		3.875	08/01/25	2,583,707
10,450,000		Bank of America Corp		3.248	10/21/27	10,366,561
10,525,000		Bank of America Corp		3.593	07/21/28	10,695,011
2,075,000	g	Bank of America Corp		3.419	12/20/28	2,074,806
3,750,000	i	Bank of Montreal	USD SWAP SEMI 30/360 5 Y + 1.432%	3.803	12/15/32	3,707,362
2,025,000		Bank of Nova Scotia		4.650	12/30/49	2,012,951
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		2.350	09/08/19	3,374,983
1,500,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		3.250	09/08/24	1,521,146
1,700,000		Barclays plc		3.650	03/16/25	1,696,911
1,025,000	g	BPCE S.A.		3.000	05/22/22	1,024,438
650,000		Branch Banking & Trust Co		2.300	10/15/18	651,199
2,550,000		Capital One Bank USA NA		2.950	07/23/21	2,564,932
3,075,000		Capital One Bank USA NA		2.650	08/08/22	3,042,404
1,068,000		Capital One Bank USA NA		3.375	02/15/23	1,078,387
10,975,000		Citigroup, Inc		3.200	10/21/26	10,886,205
6,800,000		Citigroup, Inc		3.668	07/24/28	6,896,901
7

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,000,000		Citigroup, Inc		4.125%	07/25/28	$2,060,663
2,225,000		Citizens Bank NA		2.650	05/26/22	2,204,374
2,050,000		Compass Bank		2.875	06/29/22	2,028,306
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950	11/09/22	390,922
3,350,000		Cooperatieve Rabobank UA		2.500	01/19/21	3,365,033
6,925,000		Cooperatieve Rabobank UA		3.750	07/21/26	7,013,401
1,250,000	g	Credit Agricole S.A.		2.500	04/15/19	1,254,078
1,425,000	g	Credit Agricole S.A.		2.375	07/01/21	1,414,863
7,475,000	g	Credit Agricole S.A.		3.250	10/04/24	7,423,006
1,000,000		Discover Bank		3.200	08/09/21	1,014,335
5,400,000		Discover Bank		3.450	07/27/26	5,329,175
1,320,000	g	HSBC Bank plc		4.125	08/12/20	1,375,887
4,625,000		HSBC Holdings plc		2.650	01/05/22	4,593,770
2,050,000		HSBC Holdings plc		3.262	03/13/23	2,078,289
1,475,000		HSBC Holdings plc		3.033	11/22/23	1,477,765
1,250,000		HSBC Holdings plc		3.900	05/25/26	1,296,084
2,300,000		HSBC Holdings plc		4.375	11/23/26	2,400,592
2,025,000		HSBC Holdings plc		4.041	03/13/28	2,109,737
1,025,000	i	HSBC Holdings plc	USD ICE SWAP 11:00 NY 5 Y + 3.746%	6.000	12/30/49	1,077,531
4,100,000		Huntington National Bank		2.500	08/07/22	4,043,438
5,000,000	g	Intercorp Financial Services, Inc		4.125	10/19/27	4,906,250
8,700,000		JPMorgan Chase & Co		2.750	06/23/20	8,775,420
8,550,000		JPMorgan Chase & Co		2.295	08/15/21	8,472,537
3,425,000	i	JPMorgan Chase & Co	LIBOR 3 M + 0.935%	2.776	04/25/23	3,427,896
5,250,000		JPMorgan Chase & Co		3.200	06/15/26	5,245,767
3,975,000		JPMorgan Chase & Co		2.950	10/01/26	3,903,309
1,825,000	i	JPMorgan Chase & Co	LIBOR 3 M + 1.360%	3.882	07/24/38	1,883,790
750,000	i	JPMorgan Chase & Co	LIBOR 3 M + 3.250%	5.150	12/30/49	775,350
2,945,000		KeyBank NA		2.500	12/15/19	2,953,325
2,250,000		KeyBank NA		2.300	09/14/22	2,205,425
900,000	g	Macquarie Bank Ltd		2.600	06/24/19	902,353
2,550,000		Manufacturers & Traders Trust Co		2.100	02/06/20	2,541,443
3,000,000		Mitsubishi UFJ Financial Group, Inc		3.287	07/25/27	2,985,392
4,175,000	g	Mitsubishi UFJ Trust & Banking Corp		2.450	10/16/19	4,181,140
2,075,000		PNC Bank NA		2.200	01/28/19	2,075,502
4,150,000		PNC Bank NA		2.600	07/21/20	4,176,144
1,800,000		PNC Bank NA		2.450	11/05/20	1,802,567
1,750,000		PNC Bank NA		2.700	11/01/22	1,741,152
3,050,000		PNC Bank NA		2.950	01/30/23	3,069,791
3,000,000		PNC Bank NA		3.100	10/25/27	2,991,315
1,500,000		PNC Financial Services Group, Inc		3.900	04/29/24	1,570,330
835,000	g	Rabobank Nederland NV		11.000	12/30/49	933,112
3,125,000	g	Santander Holdings USA, Inc		3.400	01/18/23	3,112,386
1,525,000	g	Santander Holdings USA, Inc		4.400	07/13/27	1,559,102
900,000		Santander UK Group Holdings plc		3.571	01/10/23	912,867
3,600,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20	3,614,843
1,025,000		Sumitomo Mitsui Banking Corp		2.500	07/19/18	1,028,619
1,700,000		Sumitomo Mitsui Banking Corp		2.450	01/16/20	1,700,449
900,000		Sumitomo Mitsui Banking Corp		3.650	07/23/25	932,183
8

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$8,150,000		Sumitomo Mitsui Financial Group, Inc		2.442%	10/19/21	$8,063,261
1,675,000		SunTrust Banks, Inc		2.900	03/03/21	1,693,598
1,075,000		SunTrust Banks, Inc		2.750	05/01/23	1,064,998
875,000		Synchrony Bank		3.000	06/15/22	871,327
2,100,000	g	TC Ziraat Bankasi AS.		5.125	09/29/23	2,046,005
3,350,000		Toronto-Dominion Bank		1.850	09/11/20	3,312,728
1,300,000	i	Toronto-Dominion Bank	USD SWAP SEMI 30/360 5 Y + 2.205%	3.625	09/15/31	1,296,136
2,500,000	g,i	Turkiye Garanti Bankasi AS.	USD SWAP SEMI 30/360 5 Y + 4.220%	6.125	05/24/27	2,495,065
2,300,000	g	Turkiye Is Bankasi		6.125	04/25/24	2,319,798
1,050,000	g	UBS AG.		2.450	12/01/20	1,046,834
1,550,000		UnionBanCal Corp		3.500	06/18/22	1,588,652
4,135,000		US Bank NA		2.800	01/27/25	4,106,150
5,100,000	i	Westpac Banking Corp	USD ICE SWAP 11:00 NY 5 Y + 2.236%	4.322	11/23/31	5,253,172
1,200,000	i	Westpac Banking Corp	USD ICE SWAP 11:00 NY 5 Y + 2.888%	5.000	12/30/49	1,196,423
2,400,000	g	Yapi ve Kredi Bankasi AS.		5.850	06/21/24	2,399,470
		TOTAL BANKS				267,866,739

CAPITAL GOODS - 0.8%
1,425,000		Air Lease Corp		3.875	04/01/21	1,475,847
500,000		Anixter, Inc		5.500	03/01/23	538,275
675,000	g	Cleaver-Brooks, Inc		7.875	03/01/23	691,875
225,000	g	Cloud Crane LLC		10.125	08/01/24	253,688
675,000		Eaton Corp		4.000	11/02/32	696,693
525,000		Ingersoll-Rand Luxembourg Finance S.A.		4.650	11/01/44	580,753
2,075,000		Lockheed Martin Corp		2.500	11/23/20	2,088,103
1,275,000		Lockheed Martin Corp		3.550	01/15/26	1,323,598
200,000		Manitowoc Foodservice, Inc		9.500	02/15/24	227,750
1,625,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	1,625,258
2,503,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	2,551,616
2,200,000	g	Myriad International Holdings BV		4.850	07/06/27	2,281,184
3,025,000		Parker-Hannifin Corp		3.250	03/01/27	3,050,818
650,000		Parker-Hannifin Corp		4.100	03/01/47	698,029
2,775,000		Rockwell Collins, Inc		3.500	03/15/27	2,824,645
2,125,000		Roper Technologies, Inc		3.800	12/15/26	2,190,818
4,200,000	g	Siemens Financieringsmaatschappij NV		2.350	10/15/26	3,966,002
790,000	g	Stena AB		7.000	02/01/24	742,106
950,000		Textron, Inc		3.875	03/01/25	984,552
2,775,000		Timken Co		3.875	09/01/24	2,792,238
1,945,000	g	TSMC Global Ltd		1.625	04/03/18	1,941,540
4,875,000		United Technologies Corp		3.750	11/01/46	4,878,045
		TOTAL CAPITAL GOODS				38,403,433

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
500,000		ADT Corp		4.125	06/15/23	500,000
225,000		AECOM		5.750	10/15/22	234,562
575,000		AECOM		5.875	10/15/24	622,840
1,000,000		AECOM		5.125	03/15/27	1,018,650
9

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$250,000	g	Ashtead Capital, Inc		4.375%	08/15/27	$253,750
375,000		Clean Harbors, Inc		5.125	06/01/21	378,750
700,000	g	Herc Rentals, Inc		7.750	06/01/24	768,250
250,000	g	Iron Mountain, Inc		4.875	09/15/27	250,000
400,000	g	KAR Auction Services, Inc		5.125	06/01/25	410,000
2,000,000	g,i	Nakama Re Ltd	LIBOR 6 M + 1.820%	3.329	10/13/21	2,028,000
1,495,000		Republic Services, Inc		3.800	05/15/18	1,505,332
3,400,000		Republic Services, Inc		3.550	06/01/22	3,504,543
2,225,000		Republic Services, Inc		2.900	07/01/26	2,178,088
100,000	g	Ritchie Bros Auctioneers, Inc		5.375	01/15/25	103,250
650,000		United Rentals North America, Inc		5.500	07/15/25	689,000
1,200,000		United Rentals North America, Inc		4.875	01/15/28	1,206,000
2,000,000		Visa, Inc		3.650	09/15/47	2,049,902
1,800,000		Waste Management, Inc		2.900	09/15/22	1,809,955
475,000		Waste Management, Inc		2.400	05/15/23	465,710
3,025,000		Waste Management, Inc		3.150	11/15/27	3,022,348
500,000		Waste Management, Inc		3.900	03/01/35	523,824
550,000		Waste Management, Inc		4.100	03/01/45	590,080
200,000	g	XPO Logistics, Inc		6.500	06/15/22	208,750
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				24,321,584

CONSUMER DURABLES & APPAREL - 0.2%
1,000,000	g	Hanesbrands, Inc		4.875	05/15/26	1,025,000
500,000		Lennar Corp		4.750	04/01/21	520,000
1,450,000		Lennar Corp		4.500	04/30/24	1,486,685
3,700,000		Newell Rubbermaid, Inc		4.200	04/01/26	3,863,347
200,000		PulteGroup, Inc		5.500	03/01/26	217,500
1,100,000		PVH Corp		4.500	12/15/22	1,124,530
940,000		Standard Pacific Corp		5.875	11/15/24	1,044,857
		TOTAL CONSUMER DURABLES & APPAREL				9,281,919

CONSUMER SERVICES - 0.3%
650,000	g	1011778 BC ULC / New Red Finance Inc		4.250	05/15/24	648,375
250,000		ADT Corp		6.250	10/15/21	273,750
1,175,000	g	Aramark Services, Inc		5.000	04/01/25	1,241,152
300,000		Aramark Services, Inc		4.750	06/01/26	304,500
200,000		Boyd Gaming Corp		6.375	04/01/26	215,500
1,200,000	g	Cott Holdings, Inc		5.500	04/01/25	1,234,500
4,000,000		George Washington University		3.545	09/15/46	3,857,580
200,000		Hilton Domestic Operating Co, Inc		4.250	09/01/24	202,000
750,000		Hilton Worldwide Finance LLC		4.625	04/01/25	770,625
1,000,000	g	International Game Technology		6.500	02/15/25	1,117,500
480,000	g	KFC Holding Co		4.750	06/01/27	490,800
1,600,000	g	Prime Security Services Borrower LLC		9.250	05/15/23	1,776,000
500,000		Scientific Games International, Inc		10.000	12/01/22	548,750
700,000	g	ServiceMaster Co LLC		5.125	11/15/24	708,750
600,000		Speedway Motorsports, Inc		5.125	02/01/23	619,500
1,600,000		Trustees of Dartmouth College		3.474	06/01/46	1,648,724
		TOTAL CONSUMER SERVICES				15,658,006

DIVERSIFIED FINANCIALS - 4.1%
600,000		AerCap Ireland Capital Ltd		5.000	10/01/21	639,525
1,400,000		Aircastle Ltd		4.125	05/01/24	1,421,000
10

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$3,375,000		American Express Co		2.500%	08/01/22	$3,333,824
1,025,000		American Express Credit Corp		2.700	03/03/22	1,028,204
3,075,000		American Express Credit Corp		3.300	05/03/27	3,119,514
580,000		Bank of New York Mellon Corp		5.450	05/15/19	605,527
2,575,000		Bank of New York Mellon Corp		2.500	04/15/21	2,580,556
2,525,000	g	Bayer US Finance LLC		2.375	10/08/19	2,526,123
455,000	g,i	BBVA Bancomer S.A.	DGS5 + 3.000%	5.350	11/12/29	452,725
3,075,000		Berkshire Hathaway, Inc		3.125	03/15/26	3,108,984
3,025,000		Capital One Financial Corp		3.300	10/30/24	3,013,357
2,500,000	g	Credit Suisse Group AG.		2.997	12/14/23	2,470,293
2,475,000	g	Credit Suisse Group AG.		4.282	01/09/28	2,579,726
3,950,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	4,073,003
1,650,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	1,683,249
8,225,000	g	Daimler Finance North America LLC		2.200	10/30/21	8,076,515
2,300,000	g	EDP Finance BV		3.625	07/15/24	2,317,390
9,250,000		Ford Motor Credit Co LLC		2.597	11/04/19	9,254,992
4,100,000		Ford Motor Credit Co LLC		3.200	01/15/21	4,157,021
2,600,000		Ford Motor Credit Co LLC		3.339	03/28/22	2,629,797
4,025,000		Ford Motor Credit Co LLC		3.815	11/02/27	4,024,848
10,313,000		GE Capital International Funding Co		2.342	11/15/20	10,264,683
825,000		GE Capital International Funding Co		4.418	11/15/35	892,239
232,000		General Electric Capital Corp		6.875	01/10/39	334,072
2,050,000		General Motors Financial Co, Inc		3.950	04/13/24	2,110,018
4,650,000		Goldman Sachs Group, Inc		3.500	01/23/25	4,722,573
15,650,000		Goldman Sachs Group, Inc		3.691	06/05/28	15,871,644
1,900,000		Goldman Sachs Group, Inc		4.017	10/31/38	1,952,456
600,000		Goldman Sachs Group, Inc		4.800	07/08/44	683,741
2,000,000	g	GrupoSura Finance S.A.		5.500	04/29/26	2,167,500
2,250,000	g	GTH Finance BV		7.250	04/26/23	2,529,000
1,900,000	g	Icahn Enterprises LP		6.250	02/01/22	1,942,750
2,000,000		ICICI Bank Ltd		3.125	08/12/20	2,002,164
6,675,000	g	ICICI Bank Ltd		3.800	12/14/27	6,590,842
1,900,000		International Lease Finance Corp		5.875	08/15/22	2,104,685
350,000		Legg Mason, Inc		2.700	07/15/19	350,969
475,000		Legg Mason, Inc		3.950	07/15/24	485,849
250,000	g	Lincoln Finance Ltd		7.375	04/15/21	260,625
2,650,000		Morgan Stanley		1.875	01/05/18	2,649,952
2,800,000		Morgan Stanley		2.750	05/19/22	2,789,372
5,475,000		Morgan Stanley		3.700	10/23/24	5,656,220
6,075,000		Morgan Stanley		3.125	07/27/26	5,990,312
5,225,000		Morgan Stanley		3.625	01/20/27	5,346,039
565,000		National Rural Utilities Cooperative Finance Corp		10.375	11/01/18	603,600
135,000		Navient Corp		6.625	07/26/21	142,425
2,000,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	1,982,378
1,500,000		ORIX Corp		3.250	12/04/24	1,494,866
1,775,000	g	Quicken Loans, Inc		5.250	01/15/28	1,752,280
2,050,000		Raymond James Financial, Inc		4.950	07/15/46	2,315,571
8,500,000		Shire Acquisitions Investments Ireland DAC		3.200	09/23/26	8,308,596
2,075,000		TD Ameritrade Holding Corp		3.300	04/01/27	2,093,263
1,650,000	g	UBS Group Funding Jersey Ltd		2.950	09/24/20	1,667,074
5,925,000	g	UBS Group Funding Jersey Ltd		2.650	02/01/22	5,857,221
3,075,000		Unilever Capital Corp		2.900	05/05/27	3,046,776
11

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$11,475,000		Wells Fargo & Co		2.625%	07/22/22	$11,411,791
6,850,000		Wells Fargo & Co		3.069	01/24/23	6,900,605
3,300,000		Wells Fargo & Co		3.584	05/22/28	3,363,227
		TOTAL DIVERSIFIED FINANCIALS				191,733,551

ENERGY - 2.8%
2,150,000	g	Abu Dhabi Crude Oil Pipeline LLC		3.650	11/02/29	2,130,171
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC		4.600	11/02/47	1,487,549
875,000		AmeriGas Partners LP		5.625	05/20/24	910,000
1,075,000		AmeriGas Partners LP		5.875	08/20/26	1,107,250
2,050,000		Anadarko Petroleum Corp		5.550	03/15/26	2,299,517
875,000		Andeavor Logistics LP		4.250	12/01/27	882,255
1,000,000		Andeavor Logistics LP		5.200	12/01/47	1,042,069
3,050,000		BP Capital Markets plc		1.375	05/10/18	3,045,336
3,400,000		BP Capital Markets plc		2.315	02/13/20	3,408,076
1,200,000		BP Capital Markets plc		2.520	09/19/22	1,193,873
3,000,000		BP Capital Markets plc		3.588	04/14/27	3,103,719
2,050,000		BP Capital Markets plc		3.279	09/19/27	2,074,578
74,000	g	California Resources Corp		8.000	12/15/22	61,050
58,000	†	California Resources Corp		6.000	11/15/24	40,310
275,000		Calumet Specialty Products Partners LP		6.500	04/15/21	273,625
3,000,000		Canadian Natural Resources Ltd		3.850	06/01/27	3,061,141
2,050,000		Cenovus Energy, Inc		5.400	06/15/47	2,155,493
90,000		Cheniere Corpus Christi Holdings LLC		7.000	06/30/24	102,431
750,000		Cheniere Corpus Christi Holdings LLC		5.875	03/31/25	812,812
1,350,000	g	Continental Resources, Inc		4.375	01/15/28	1,332,720
1,125,000		Crestwood Midstream Partners LP		5.750	04/01/25	1,161,562
2,000,000		Devon Energy Corp		4.750	05/15/42	2,116,087
3,000,000		Ecopetrol S.A.		5.375	06/26/26	3,239,100
1,250,000		Enterprise Products Operating LLC		3.700	02/15/26	1,279,606
900,000		Enterprise Products Operating LLC		4.450	02/15/43	930,894
950,000		Enterprise Products Operating LLC		4.850	03/15/44	1,040,421
3,808,000	i	Enterprise Products Operating LLC	LIBOR 3 M + 2.680%	7.034	01/15/68	3,808,000
675,000	†	EP Energy LLC		6.375	06/15/23	364,500
3,025,000		EQT Corp		3.900	10/01/27	3,006,361
1,425,000		Exterran Partners LP		6.000	10/01/22	1,425,000
50,000		Exxon Mobil Corp		2.222	03/01/21	49,880
1,100,000		Genesis Energy LP		6.500	10/01/25	1,116,500
2,125,000		Genesis Energy LP		6.250	05/15/26	2,117,031
1,450,000	g	Hess Infrastructure Partners LP		5.625	02/15/26	1,497,125
1,500,000		Husky Energy, Inc		3.950	04/15/22	1,551,757
775,000		Kinder Morgan, Inc		9.000	02/01/19	827,337
535,000		Kinder Morgan, Inc		5.300	12/01/34	570,367
1,250,000		Kinder Morgan, Inc		5.400	09/01/44	1,320,523
1,000,000		Magellan Midstream Partners LP		4.200	10/03/47	1,007,368
1,250,000		Marathon Oil Corp		2.700	06/01/20	1,250,096
1,000,000		Marathon Oil Corp		5.200	06/01/45	1,107,459
1,000,000		Marathon Petroleum Corp		4.750	09/15/44	1,043,947
125,000		Murphy Oil Corp		6.875	08/15/24	133,438
200,000		Murphy Oil USA, Inc		5.625	05/01/27	210,040
1,200,000		Newfield Exploration Co		5.750	01/30/22	1,281,000
125,000	g	NGPL PipeCo LLC		4.375	08/15/22	127,109
518,000		Noble Energy, Inc		5.625	05/01/21	532,082
12

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Noble Energy, Inc	3.900%	11/15/24	$308,387
3,000,000		Noble Energy, Inc	3.850	01/15/28	3,008,275
500,000		Noble Energy, Inc	4.950	08/15/47	534,608
2,150,000		ONE Gas, Inc	2.070	02/01/19	2,150,337
700,000		ONE Gas, Inc	3.610	02/01/24	725,530
800,000		ONEOK, Inc	4.000	07/13/27	810,593
500,000	m	Peabody Energy Corp	6.000	11/15/18	0
2,925,000	g	Pertamina Persero PT	4.300	05/20/23	3,057,464
2,000,000	g	Pertamina Persero PT	5.625	05/20/43	2,174,854
3,320,000		Petrobras Global Finance BV	6.125	01/17/22	3,523,350
1,167,000	g	Petrobras Global Finance BV	5.999	01/27/28	1,169,918
300,000		Petrobras Global Finance BV	7.250	03/17/44	312,000
1,500,000		Petroleos Mexicanos	3.500	07/23/20	1,520,250
2,050,000		Petroleos Mexicanos	6.375	02/04/21	2,228,350
2,050,000		Petroleos Mexicanos	3.500	01/30/23	2,006,950
800,000		Petroleos Mexicanos	4.250	01/15/25	795,200
3,050,000	g	Petroleos Mexicanos	6.500	03/13/27	3,333,650
1,075,000		Petroleos Mexicanos	5.625	01/23/46	994,913
1,000,000		Petroleos Mexicanos	6.750	09/21/47	1,043,850
615,000		Pioneer Natural Resources Co	7.500	01/15/20	674,509
2,125,000		Pioneer Natural Resources Co	3.450	01/15/21	2,167,597
1,675,000		Pioneer Natural Resources Co	4.450	01/15/26	1,794,890
1,000,000		QEP Resources, Inc	5.375	10/01/22	1,022,500
1,000,000		Range Resources Corp	5.750	06/01/21	1,037,500
450,000		Regency Energy Partners LP	4.500	11/01/23	465,839
2,125,000	g	Reliance Holdings USA	5.400	02/14/22	2,307,739
2,500,000	g	Reliance Industries Ltd	3.667	11/30/27	2,473,943
500,000		Sabine Pass Liquefaction LLC	6.250	03/15/22	556,256
3,125,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	3,160,892
1,325,000		Shell International Finance BV	3.250	05/11/25	1,361,359
1,750,000		Shell International Finance BV	4.000	05/10/46	1,862,049
2,000,000		Southwestern Energy Co	4.100	03/15/22	1,970,000
675,000		Statoil ASA	1.200	01/17/18	674,820
1,700,000		Statoil ASA	2.450	01/17/23	1,689,653
2,075,000		Suncor Energy, Inc	4.000	11/15/47	2,121,567
1,975,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,936,019
125,000		Targa Resources Partners LP	5.125	02/01/25	127,969
90,000		Tesoro Logistics LP	6.375	05/01/24	97,650
550,000		Tesoro Logistics LP	5.250	01/15/25	578,435
870,000		TransCanada PipeLines Ltd	5.850	03/15/36	1,090,389
175,000	g	Transocean, Inc	7.500	01/15/26	179,209
1,000,000		Vale Overseas Ltd	6.250	08/10/26	1,158,500
480,000		Vale Overseas Ltd	6.875	11/21/36	588,000
400,000	g	Whiting Petroleum Corp	6.625	01/15/26	408,000
500,000		WPX Energy, Inc	6.000	01/15/22	522,500
2,100,000	g	YPF S.A.	6.950	07/21/27	2,229,150
3,250,000	g	YPF S.A.	7.000	12/15/47	3,220,750
		TOTAL ENERGY			131,814,728

FOOD & STAPLES RETAILING - 0.3%
255,000		Albertsons Cos LLC	6.625	06/15/24	243,525
5,425,000		CVS Health Corp	2.875	06/01/26	5,199,862
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,620,000
13

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,750,000		Kroger Co	3.700%	08/01/27	$1,771,513
1,500,000		SYSCO Corp	3.250	07/15/27	1,494,504
1,000,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	1,021,035
1,350,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	1,334,600
		TOTAL FOOD & STAPLES RETAILING			12,685,039

FOOD, BEVERAGE & TOBACCO - 0.8%
3,350,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	3,366,514
1,575,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,611,464
1,075,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	1,109,099
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,438,816
3,225,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	3,729,937
4,100,000	g	BAT Capital Corp	3.557	08/15/27	4,104,101
3,050,000		Constellation Brands, Inc	6.000	05/01/22	3,427,594
2,000,000	g	Cosan Ltd	5.950	09/20/24	2,052,500
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	2,018,420
2,675,000	g	Heineken NV	3.500	01/29/28	2,728,221
1,150,000	g	Heineken NV	4.350	03/29/47	1,263,731
86,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	88,580
100,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	104,500
900,000		Mead Johnson Nutrition Co	3.000	11/15/20	913,413
4,475,000		PepsiCo, Inc	3.450	10/06/46	4,337,007
1,475,000	g	Pernod-Ricard S.A.	4.250	07/15/22	1,561,804
200,000		Philip Morris International, Inc	6.375	05/16/38	270,461
2,000,000		Tyson Foods, Inc	3.550	06/02/27	2,047,333
		TOTAL FOOD, BEVERAGE & TOBACCO			36,173,495

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
2,250,000		Anthem, Inc	3.650	12/01/27	2,292,804
5,350,000		Becton Dickinson and Co	3.700	06/06/27	5,389,717
4,275,000		Cardinal Health, Inc	3.410	06/15/27	4,183,333
500,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	500,000
775,000		CHS/Community Health Systems	6.250	03/31/23	697,500
750,000		Covidien International Finance S.A.	3.200	06/15/22	766,473
4,500,000		Express Scripts Holding Co	3.400	03/01/27	4,414,644
2,200,000		HCA, Inc	6.500	02/15/20	2,332,000
500,000		HCA, Inc	4.500	02/15/27	502,500
1,000,000		HealthSouth Corp	5.125	03/15/23	1,022,500
500,000		HealthSouth Corp	5.750	09/15/25	520,000
695,000		LifePoint Health, Inc	5.375	05/01/24	689,787
1,000,000		LifePoint Hospitals, Inc	5.500	12/01/21	1,020,000
4,725,000		Medtronic, Inc	4.625	03/15/45	5,499,869
1,000,000		MPT Operating Partnership LP	5.000	10/15/27	1,018,750
700,000	g	New Amethyst Corp	6.250	12/01/24	721,000
1,100,000	g	Tenet Healthcare Corp	4.625	07/15/24	1,072,500
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	526,244
825,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	835,194
1,800,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	1,748,589
2,575,000		Thermo Fisher Scientific, Inc	3.200	08/15/27	2,551,429
1,470,000		Zimmer Holdings, Inc	3.550	04/01/25	1,468,681
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			39,773,514
14

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
$400,000		Ecolab, Inc		2.700%	11/01/26	$383,338
375,000		Ecolab, Inc		3.700	11/01/46	362,909
2,025,000		Procter & Gamble Co		3.500	10/25/47	2,042,645
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				2,788,892

INSURANCE - 1.3%
3,900,000		ACE INA Holdings, Inc		2.875	11/03/22	3,952,579
285,000		Aetna, Inc		6.625	06/15/36	378,862
1,700,000		Allstate Corp		3.280	12/15/26	1,725,152
2,400,000		Allstate Corp		5.750	08/15/53	2,618,400
975,000		American Financial Group, Inc		3.500	08/15/26	966,024
1,675,000		American International Group, Inc		2.300	07/16/19	1,673,582
5,800,000		American International Group, Inc		3.300	03/01/21	5,912,140
665,000		Aon plc		3.500	06/14/24	679,329
2,550,000		Aon plc		3.875	12/15/25	2,665,494
1,800,000		Children’s Hospital Medic		4.268	05/15/44	1,957,837
1,100,000		CNA Financial Corp		3.950	05/15/24	1,144,608
975,000		CNA Financial Corp		3.450	08/15/27	960,534
7,500,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	3.335	07/13/20	7,505,250
2,300,000	g	Five Corners Funding Trust		4.419	11/15/23	2,464,355
350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	374,748
1,875,000		Humana, Inc		3.950	03/15/27	1,940,809
1,050,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	1,106,254
5,383,000		Markel Corp		3.500	11/01/27	5,354,037
675,000		Markel Corp		4.300	11/01/47	692,646
1,400,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,446,230
1,000,000		Mercury General Corp		4.400	03/15/27	1,027,937
1,775,000		MetLife, Inc		3.600	11/13/25	1,846,019
630,000		Prudential Financial, Inc		7.375	06/15/19	676,458
1,190,000	g	Prudential Funding LLC		6.750	09/15/23	1,387,662
615,000		Travelers Cos, Inc		5.800	05/15/18	623,647
1,500,000		Travelers Cos, Inc		4.000	05/30/47	1,595,714
4,125,000		UnitedHealth Group, Inc		2.950	10/15/27	4,111,690
2,025,000		UnitedHealth Group, Inc		3.750	10/15/47	2,063,996
410,000		WR Berkley Corp		5.375	09/15/20	438,037
		TOTAL INSURANCE				59,290,030

MATERIALS - 1.7%
925,000		Agrium, Inc		3.375	03/15/25	929,069
900,000		Agrium, Inc		4.125	03/15/35	929,156
6,375,000	g	Air Liquide Finance S.A.		1.750	09/27/21	6,182,316
1,050,000		Albemarle Corp		5.450	12/01/44	1,237,949
100,000	g	Alcoa Nederland Holding BV		6.750	09/30/24	109,000
100,000	g	Alcoa Nederland Holding BV		7.000	09/30/26	112,250
375,000		Barrick Gold Corp		3.850	04/01/22	392,488
250,000		Berry Plastics Corp		6.000	10/15/22	261,875
975,000		BHP Billiton Finance USA Ltd		5.000	09/30/43	1,194,359
450,000		Blue Cube Spinco, Inc		9.750	10/15/23	531,000
235,000		Blue Cube Spinco, Inc		10.000	10/15/25	282,000
2,000,000	g	Celulosa Arauco y Constitucion S.A.		3.875	11/02/27	1,986,300
1,300,000	g	Celulosa Arauco y Constitucion S.A.		5.500	11/02/47	1,352,000
1,000,000	g	Cemex SAB de C.V.		7.750	04/16/26	1,132,500
2,000,000	g	Corp Nacional del Cobre de Chile-CODELCO		4.500	09/16/25	2,147,405
15

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625%	08/01/27	$1,752,223
1,025,000	g	CRH America Finance, Inc	3.400	05/09/27	1,024,468
865,000		Crown Americas LLC	4.500	01/15/23	877,975
335,000		Eastman Chemical Co	5.500	11/15/19	353,584
2,000,000	g	Equate Petrochemical BV	3.000	03/03/22	1,968,860
2,000,000		Fibria Overseas Finance Ltd	4.000	01/14/25	1,980,000
150,000	g	FMG Resources August 2006 Pty Ltd	4.750	05/15/22	151,875
325,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	360,750
1,000,000	g	Georgia-Pacific LLC	3.600	03/01/25	1,027,493
1,650,000	g	Gerdau Trade, Inc	4.875	10/24/27	1,641,750
850,000	g	Glencore Funding LLC	4.625	04/29/24	897,227
2,125,000	g	Glencore Funding LLC	4.000	03/27/27	2,132,950
2,000,000	g	Grupo Cementos de Chihuahua SAB de C.V.	5.250	06/23/24	2,020,000
6,100,000		International Paper Co	3.000	02/15/27	5,912,528
500,000		International Paper Co	4.400	08/15/47	521,997
2,000,000		International Paper Co	4.350	08/15/48	2,086,100
2,125,000	g	Inversiones CMPC S.A.	4.375	04/04/27	2,168,151
1,080,000	g	James Hardie International Finance DAC	4.750	01/15/25	1,088,100
1,100,000	g	James Hardie International Finance DAC	5.000	01/15/28	1,108,250
1,800,000	g	Klabin Finance S.A.	4.875	09/19/27	1,776,600
2,025,000		LYB International Finance II BV	3.500	03/02/27	2,034,683
1,450,000		Martin Marietta Materials, Inc	3.500	12/15/27	1,438,737
950,000		Newmont Mining Corp	3.500	03/15/22	969,721
2,000,000		Newmont Mining Corp	4.875	03/15/42	2,217,615
2,000,000	g	Nova Chemicals Corp	4.875	06/01/24	1,995,000
950,000		Nucor Corp	4.000	08/01/23	994,584
475,000		Nucor Corp	5.200	08/01/43	574,997
2,000,000	g	OCP S.A.	4.500	10/22/25	1,999,888
1,025,000		Olin Corp	5.125	09/15/27	1,078,813
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	775,800
3,950,000		Packaging Corp of America	3.650	09/15/24	4,049,334
1,125,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	1,152,863
3,045,000		Rock Tenn Co	3.500	03/01/20	3,097,743
845,000	g	Sealed Air Corp	5.250	04/01/23	899,925
1,500,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	1,522,233
1,450,000		Sherwin-Williams Co	3.450	06/01/27	1,472,770
550,000		Sherwin-Williams Co	4.500	06/01/47	600,781
300,000		Steel Dynamics, Inc	5.125	10/01/21	307,500
520,000		Teck Resources Ltd	3.750	02/01/23	521,300
1,000,000	g	Tronox Finance plc	5.750	10/01/25	1,027,500
335,000	g	Univar, Inc	6.750	07/15/23	350,075
1,050,000		Vulcan Materials Co	3.900	04/01/27	1,072,397
		TOTAL MATERIALS			79,784,807

MEDIA - 1.1%
4,500,000		21st Century Fox America, Inc	3.000	09/15/22	4,565,168
110,000		21st Century Fox America, Inc	7.625	11/30/28	146,792
85,000		21st Century Fox America, Inc	6.550	03/15/33	111,657
1,330,000		21st Century Fox America, Inc	6.900	08/15/39	1,875,781
900,000		AMC Entertainment, Inc	5.875	02/15/22	913,500
125,000		AMC Networks, Inc	4.750	08/01/25	123,906
1,700,000		CBS Corp	2.300	08/15/19	1,698,638
1,100,000		CBS Corp	2.900	01/15/27	1,027,155
16

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$800,000		CBS Corp	3.375%	02/15/28	$770,177
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	1,054,375
1,000,000	g	CCO Holdings LLC	5.875	04/01/24	1,042,500
1,275,000		Charter Communications Operating LLC	3.579	07/23/20	1,298,684
3,380,000		Charter Communications Operating LLC	4.464	07/23/22	3,526,091
6,425,000		Charter Communications Operating LLC	4.908	07/23/25	6,829,421
1,175,000		Cinemark USA, Inc	4.875	06/01/23	1,189,688
4,525,000		Comcast Corp	3.200	07/15/36	4,299,609
285,000	g	CSC Holdings LLC	5.500	04/15/27	290,700
1,250,000		Discovery Communications LLC	2.950	03/20/23	1,236,914
1,750,000		Discovery Communications LLC	3.950	03/20/28	1,740,114
575,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	632,500
125,000	g	EW Scripps Co	5.125	05/15/25	124,375
90,000	g	Gannett Co, Inc	4.875	09/15/21	91,773
150,000	g	Gannett Co, Inc	5.500	09/15/24	157,313
550,000	g	Gray Television, Inc	5.875	07/15/26	563,750
725,000	g	LG FinanceCo Corp	5.875	11/01/24	765,781
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,374,352
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,472,242
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,186,751
125,000	g	Nielsen Finance LLC	5.000	04/15/22	128,594
750,000		Outfront Media Capital LLC	5.250	02/15/22	768,750
500,000	g	Sirius XM Radio, Inc	3.875	08/01/22	501,250
500,000	g	Sirius XM Radio, Inc	5.375	07/15/26	518,125
250,000		Time Warner Cable, Inc	5.875	11/15/40	271,055
4,350,000		Time Warner, Inc	2.100	06/01/19	4,341,195
1,000,000		Time Warner, Inc	3.600	07/15/25	1,002,002
3,400,000		Time Warner, Inc	3.800	02/15/27	3,395,831
125,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	128,125
		TOTAL MEDIA			51,164,634

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
925,000		Abbott Laboratories	3.875	09/15/25	956,521
10,750,000		Abbott Laboratories	3.750	11/30/26	11,035,821
1,200,000		Abbott Laboratories	5.300	05/27/40	1,386,906
6,200,000		AbbVie, Inc	3.200	05/14/26	6,180,017
2,072,000		AbbVie, Inc	4.400	11/06/42	2,219,584
6,825,000		Actavis Funding SCS	3.800	03/15/25	6,946,617
3,000,000		Actavis Funding SCS	4.550	03/15/35	3,172,416
2,750,000		Amgen, Inc	1.850	08/19/21	2,680,519
4,550,000		Amgen, Inc	2.600	08/19/26	4,355,536
2,025,000		Amgen, Inc	4.400	05/01/45	2,201,297
1,775,000		AstraZeneca plc	3.125	06/12/27	1,753,478
1,050,000		Celgene Corp	3.625	05/15/24	1,079,648
2,325,000		Celgene Corp	3.450	11/15/27	2,322,558
4,825,000		Gilead Sciences, Inc	2.950	03/01/27	4,744,199
1,175,000		Gilead Sciences, Inc	4.150	03/01/47	1,248,632
2,700,000		Johnson & Johnson	2.900	01/15/28	2,703,167
1,250,000		Johnson & Johnson	3.400	01/15/38	1,279,312
1,000,000		Mylan NV	3.750	12/15/20	1,021,782
1,075,000		Mylan NV	3.950	06/15/26	1,083,717
3,050,000		Novartis Capital Corp	3.000	11/20/25	3,082,732
17

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,475,000		Novartis Capital Corp	3.100%	05/17/27	$3,541,952
3,000,000		Perrigo Finance plc	3.900	12/15/24	3,049,583
4,875,000	g	Roche Holdings, Inc	2.375	01/28/27	4,637,006
5,850,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	4,828,723
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			77,511,723

REAL ESTATE - 1.4%
5,450,000		Alexandria Real Estate Equities, Inc	3.450	04/30/25	5,430,558
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	459,568
675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	689,040
2,525,000		American Tower Corp	3.300	02/15/21	2,571,071
600,000		American Tower Corp	4.400	02/15/26	630,797
1,200,000		American Tower Corp	3.550	07/15/27	1,190,877
3,000,000		Boston Properties LP	3.200	01/15/25	2,989,729
1,975,000		Brandywine Operating Partnership LP	3.950	02/15/23	2,014,533
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,143,281
900,000		Brandywine Operating Partnership LP	3.950	11/15/27	893,071
1,100,000		Brixmor Operating Partnership LP	3.875	08/15/22	1,126,922
1,400,000		Brixmor Operating Partnership LP	3.650	06/15/24	1,392,384
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,221,536
700,000		Brixmor Operating Partnership LP	4.125	06/15/26	705,837
630,000		Camden Property Trust	4.625	06/15/21	665,967
1,650,000		Camden Property Trust	2.950	12/15/22	1,650,024
980,000		Crown Castle International Corp	4.875	04/15/22	1,050,792
1,550,000		Crown Castle International Corp	3.200	09/01/24	1,533,580
1,200,000		Crown Castle International Corp	3.650	09/01/27	1,196,706
1,000,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	1,047,878
750,000		DDR Corp	3.625	02/01/25	737,562
975,000		DDR Corp	4.250	02/01/26	991,879
1,000,000		DDR Corp	4.700	06/01/27	1,046,617
950,000		Digital Realty Trust LP	3.700	08/15/27	956,630
425,000		Duke Realty LP	3.250	06/30/26	421,106
600,000		Equity One, Inc	3.750	11/15/22	614,593
850,000		Essex Portfolio LP	3.375	01/15/23	861,648
1,375,000		Federal Realty Investment Trust	3.250	07/15/27	1,363,333
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	330,529
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,696,749
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	840,168
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	690,020
1,625,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,599,507
600,000		Highwoods Realty LP	3.875	03/01/27	600,895
450,000		Host Hotels & Resorts LP	4.500	02/01/26	471,007
400,000		Kimco Realty Corp	3.800	04/01/27	403,883
1,400,000		Liberty Property LP	3.250	10/01/26	1,377,445
1,200,000		Mid-America Apartments LP	4.300	10/15/23	1,259,025
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,233,130
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,087,326
1,150,000		Mid-America Apartments LP	3.600	06/01/27	1,151,633
575,000		National Retail Properties, Inc	3.800	10/15/22	593,880
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,080,198
625,000		National Retail Properties, Inc	4.000	11/15/25	640,976
1,850,000		National Retail Properties, Inc	3.600	12/15/26	1,833,903
18

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,350,000		Realty Income Corp	3.650%	01/15/28	$1,359,546
1,100,000		Regency Centers LP	3.900	11/01/25	1,123,719
1,950,000		Regency Centers LP	3.600	02/01/27	1,951,227
400,000		Weingarten Realty Investors	3.375	10/15/22	403,191
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,891,165
475,000		Weingarten Realty Investors	4.450	01/15/24	498,328
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,034,284
700,000		Weingarten Realty Investors	3.250	08/15/26	671,668
1,050,000		Welltower, Inc	4.000	06/01/25	1,085,500
		TOTAL REAL ESTATE			64,506,421

RETAILING - 0.8%
675,000		Asbury Automotive Group, Inc	6.000	12/15/24	702,810
1,667,000		AutoNation, Inc	5.500	02/01/20	1,759,787
3,200,000		AutoZone, Inc	2.500	04/15/21	3,177,387
145,000		Dollar Tree, Inc	5.750	03/01/23	151,887
2,050,000		Enable Midstream Partners LP	4.400	03/15/27	2,084,012
2,175,000		Home Depot, Inc	2.000	04/01/21	2,153,352
2,175,000		Home Depot, Inc	3.350	09/15/25	2,247,260
1,275,000		Home Depot, Inc	3.000	04/01/26	1,276,333
1,625,000		Home Depot, Inc	3.500	09/15/56	1,561,420
400,000	g	JC Penney Corp, Inc	5.875	07/01/23	377,500
625,000		L Brands, Inc	6.875	11/01/35	631,250
625,000		L Brands, Inc	6.750	07/01/36	625,000
250,000	g	Lithia Motors, Inc	5.250	08/01/25	260,625
1,300,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	1,104,634
620,000		Men’s Wearhouse, Inc	7.000	07/01/22	622,356
6,215,000		O’Reilly Automotive, Inc	3.550	03/15/26	6,277,445
2,175,000		O’Reilly Automotive, Inc	3.600	09/01/27	2,182,360
715,000		Penske Automotive Group, Inc	5.500	05/15/26	725,511
200,000	†,g	PetSmart, Inc	7.125	03/15/23	118,500
2,475,000		Priceline Group, Inc	3.550	03/15/28	2,450,869
1,250,000	g	Rolls-Royce plc	2.375	10/14/20	1,241,701
450,000	g	Rolls-Royce plc	3.625	10/14/25	463,996
2,975,000		Target Corp	2.500	04/15/26	2,859,573
2,900,000		Target Corp	3.625	04/15/46	2,819,867
		TOTAL RETAILING			37,875,435

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
5,125,000		Intel Corp	3.150	05/11/27	5,225,046
2,050,000		Intel Corp	4.100	05/11/47	2,256,488
1,100,000		Maxim Integrated Products, Inc	3.450	06/15/27	1,104,933
1,100,000		Texas Instruments, Inc	2.625	05/15/24	1,091,018
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			9,677,485

SOFTWARE & SERVICES –0.9%
2,325,000		Activision Blizzard Inc	2.300	09/15/21	2,294,237
2,425,000		Activision Blizzard Inc	3.400	09/15/26	2,453,555
2,000,000		Baidu, Inc	2.875	07/06/22	1,978,608
1,395,000		Fidelity National Information Services, Inc	3.625	10/15/20	1,433,225
500,000	g	First Data Corp	7.000	12/01/23	528,750
900,000	g	IMS Health, Inc	5.000	10/15/26	922,500
14,000,000		Microsoft Corp	2.400	08/08/26	13,497,296
19

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,200,000		Microsoft Corp	4.100%	02/06/37	$1,338,817
1,750,000		Microsoft Corp	4.250	02/06/47	1,998,796
325,000		NCR Corp	5.875	12/15/21	333,125
300,000	g	Open Text Corp	5.625	01/15/23	312,375
575,000	g	Open Text Corp	5.875	06/01/26	619,562
3,075,000		Oracle Corp	2.500	05/15/22	3,079,472
4,150,000		Oracle Corp	3.250	11/15/27	4,219,130
1,625,000		Oracle Corp	3.800	11/15/37	1,704,301
2,075,000		Oracle Corp	4.000	11/15/47	2,207,469
150,000	g	Symantec Corp	5.000	04/15/25	156,000
3,025,000		VMware, Inc	2.950	08/21/22	3,016,149
		TOTAL SOFTWARE & SERVICES			42,093,367

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
2,275,000		Amphenol Corp	3.125	09/15/21	2,310,903
6,650,000		Apple, Inc	3.200	05/11/27	6,732,510
10,000,000		Apple, Inc	3.000	11/13/27	9,936,277
1,100,000		Apple, Inc	4.650	02/23/46	1,286,958
2,550,000	g	Broadcom Corp	3.875	01/15/27	2,508,621
1,500,000	g	Broadcom Corp	3.500	01/15/28	1,429,526
10,000,000		Cisco Systems, Inc	1.850	09/20/21	9,813,061
475,000	g	CommScope, Inc	5.000	06/15/21	483,906
725,000	g	CommScope, Inc	5.500	06/15/24	754,000
500,000	g	CommScope, Inc	6.000	06/15/25	531,250
675,000		Corning, Inc	4.375	11/15/57	669,377
1,575,000	g	Diamond Finance Corp	3.480	06/01/19	1,594,590
3,375,000	g	Diamond Finance Corp	4.420	06/15/21	3,516,479
225,000	g	Diamond Finance Corp	5.875	06/15/21	233,438
225,000	g	Diamond Finance Corp	7.125	06/15/24	246,345
3,550,000	g	Diamond Finance Corp	6.020	06/15/26	3,913,355
1,075,000	g	Millicom International Cellular S.A.	5.125	01/15/28	1,075,000
175,000	g	Sensata Technologies BV	5.625	11/01/24	192,281
2,793,000		Tyco Electronics Group S.A.	2.375	12/17/18	2,799,264
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,081,819
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	545,169
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			53,654,129

TELECOMMUNICATION SERVICES - 1.5%
300,000	g	Altice Luxembourg S.A.	7.750	05/15/22	294,000
6,000,000		AT&T, Inc	2.850	02/14/23	6,022,931
7,750,000		AT&T, Inc	3.400	05/15/25	7,617,608
4,100,000		AT&T, Inc	3.900	08/14/27	4,126,213
4,477,000	g	AT&T, Inc	4.100	02/15/28	4,490,481
2,300,000		AT&T, Inc	4.500	05/15/35	2,284,832
2,075,000		AT&T, Inc	5.250	03/01/37	2,193,101
4,100,000		AT&T, Inc	4.900	08/14/37	4,157,311
1,175,000		AT&T, Inc	4.750	05/15/46	1,148,224
2,075,000		AT&T, Inc	5.450	03/01/47	2,215,865
4,100,000		AT&T, Inc	5.150	02/14/50	4,120,456
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,590,699
2,500,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,430,798
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	931,850
500,000		France Telecom S.A.	5.375	01/13/42	602,670
20

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	g	MTN Mauritius Investment Ltd	5.373%	02/13/22	$2,068,204
675,000		Telefonica Emisiones SAU	4.103	03/08/27	697,281
425,000		T-Mobile USA, Inc	6.375	03/01/25	454,750
2,000,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	2,029,366
925,000		Verizon Communications, Inc	3.450	03/15/21	953,107
1,150,000		Verizon Communications, Inc	4.150	03/15/24	1,209,326
4,500,000		Verizon Communications, Inc	4.125	03/16/27	4,690,888
11,097,000		Verizon Communications, Inc	4.272	01/15/36	11,031,657
875,000		Verizon Communications, Inc	4.125	08/15/46	807,600
1,600,000	g	VimpelCom Holdings BV	4.950	06/16/24	1,622,400
		TOTAL TELECOMMUNICATION SERVICES			69,791,618

TRANSPORTATION - 1.1%
5,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	5,101,565
1,635,000	g	Asciano Finance Ltd	5.000	04/07/18	1,645,398
2,050,000		Burlington Northern Santa Fe LLC	4.125	06/15/47	2,244,056
2,350,000		Canadian Pacific Railway Co	2.900	02/01/25	2,330,926
3,275,000		CSX Corp	3.800	11/01/46	3,253,135
3,475,000		Delta Air Lines, Inc	3.625	03/15/22	3,525,919
700,000		FedEx Corp	4.100	02/01/45	720,889
945,000		FedEx Corp	4.750	11/15/45	1,057,253
4,240,000		GATX Corp	2.500	03/15/19	4,238,208
900,000	g	Hertz Corp	7.625	06/01/22	942,750
6,000,000		Kansas City Southern	2.350	05/15/20	5,975,801
3,000,000	g	Mexico City Airport Trust	5.500	07/31/47	2,962,500
1,300,000	g	Norfolk Southern Corp	4.050	08/15/52	1,345,996
375,000		Northrop Grumman Corp	1.750	06/01/18	374,742
2,775,000		Northrop Grumman Corp	3.250	01/15/28	2,778,184
1,075,000		Northrop Grumman Corp	4.030	10/15/47	1,122,399
1,975,000	g	Transnet SOC Ltd	4.000	07/26/22	1,933,679
1,750,000	g	TTX Co	3.600	01/15/25	1,789,833
1,175,000		Union Pacific Corp	3.600	09/15/37	1,216,433
4,575,000		United Parcel Service, Inc	3.750	11/15/47	4,719,009
		TOTAL TRANSPORTATION			49,278,675

UTILITIES - 4.4%
1,000,000		AEP Transmission Co LLC	3.100	12/01/26	1,001,708
1,000,000		AEP Transmission Co LLC	4.000	12/01/46	1,058,118
485,000		AES Corp	7.375	07/01/21	544,413
500,000		AES Corp	4.875	05/15/23	509,375
2,075,000		AGL Capital Corp	3.875	11/15/25	2,140,656
1,250,000		AGL Capital Corp	4.400	06/01/43	1,328,500
725,000		Alabama Power Co	4.150	08/15/44	781,649
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	2,028,193
1,650,000		American Water Capital Corp	3.000	12/01/26	1,627,984
1,400,000		American Water Capital Corp	4.000	12/01/46	1,493,140
2,275,000		American Water Capital Corp	3.750	09/01/47	2,345,180
500,000	g	APT Pipelines Ltd	4.250	07/15/27	517,278
775,000		Atmos Energy Corp	8.500	03/15/19	833,041
375,000		Atmos Energy Corp	4.125	10/15/44	409,129
3,000,000		Avangrid, Inc	3.150	12/01/24	2,983,602
2,050,000		Baltimore Gas & Electric Co	3.750	08/15/47	2,098,236
1,525,000	g	Banco BTG Pactual S.A.	5.500	01/31/23	1,523,094
21

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,075,000		Black Hills Corp	4.250%	11/30/23	$1,124,906
850,000		Black Hills Corp	3.150	01/15/27	828,089
1,625,000	g	Calpine Corp	5.250	06/01/26	1,592,516
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,563,704
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	166,283
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	833,408
1,525,000	g	Cerro del Aguila S.A.	4.125	08/16/27	1,505,938
1,125,000		CMS Energy Corp	3.600	11/15/25	1,151,461
395,000		Commonwealth Edison Co	5.900	03/15/36	517,422
415,000		Connecticut Light & Power Co	5.500	02/01/19	428,654
1,750,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	1,820,816
2,875,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	3,003,794
1,200,000		Consolidated Edison, Inc	2.000	05/15/21	1,181,552
1,550,000		Dominion Resources, Inc	2.000	08/15/21	1,514,492
2,325,000		DTE Electric Co	3.750	08/15/47	2,416,280
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	272,305
3,050,000		Duke Energy Corp	1.800	09/01/21	2,966,274
4,575,000		Duke Energy Corp	2.650	09/01/26	4,382,383
3,125,000		Duke Energy Corp	3.750	09/01/46	3,087,354
6,902,459		Duke Energy Florida Project Finance LLC	1.196	03/01/20	6,822,048
5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	4,892,895
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	683,385
378,000		Dynegy, Inc	6.750	11/01/19	388,395
3,000,000		Enbridge, Inc	3.700	07/15/27	3,011,784
4,775,000		Energy Transfer Partners LP	4.750	01/15/26	4,952,797
725,000		Energy Transfer Partners LP	5.150	02/01/43	686,020
1,375,000		Energy Transfer Partners LP	5.950	10/01/43	1,460,853
2,225,000		Energy Transfer Partners LP	5.150	03/15/45	2,170,102
4,994,000		Entergy Corp	4.000	07/15/22	5,212,811
3,075,000		Entergy Corp	2.950	09/01/26	2,990,971
1,000,000		EQT Midstream Partners LP	4.125	12/01/26	995,546
4,600,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	4,551,235
2,975,000		Exelon Generation Co LLC	3.400	03/15/22	3,024,640
4,650,000		Fortis, Inc	3.055	10/04/26	4,488,530
630,000		Indiana Michigan Power Co	7.000	03/15/19	664,171
1,150,000		Indiana Michigan Power Co	3.750	07/01/47	1,167,809
2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	2,011,520
555,000		Integrys Energy Group, Inc	4.170	11/01/20	577,149
1,350,000		Interstate Power & Light Co	3.700	09/15/46	1,350,516
195,000	g	Kansas Gas & Electric	6.700	06/15/19	206,577
2,000,000	g	KazMunayGas National Co JSC	3.875	04/19/22	2,029,864
1,900,000	g	KazTransGas JSC	4.375	09/26/27	1,905,349
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,157,502
925,000		MidAmerican Energy Co	4.250	05/01/46	1,037,458
1,675,000	g	Minejesa Capital BV	4.625	08/10/30	1,711,865
2,800,000	g	Minejesa Capital BV	5.625	08/10/37	2,983,929
945,000		MPLX LP	4.000	02/15/25	964,087
2,675,000		MPLX LP	4.125	03/01/27	2,739,090
2,000,000	g	NBK SPC Ltd	2.750	05/30/22	1,966,488
630,000		Nevada Power Co	6.500	08/01/18	646,219
4,100,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	4,175,254
1,000,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	1,017,500
3,075,000		NiSource Finance Corp	3.490	05/15/27	3,128,967
22

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$700,000		NiSource Finance Corp	4.800%	02/15/44	$791,725
2,025,000		NiSource Finance Corp	3.950	03/30/48	2,072,382
1,025,000		Northeast Utilities	1.450	05/01/18	1,023,377
2,025,000		Northern States Power Co	3.600	09/15/47	2,058,446
900,000		NRG Energy, Inc	6.250	05/01/24	942,750
1,250,000	g	NRG Energy, Inc	5.750	01/15/28	1,262,500
1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,443,362
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	211,780
1,675,000		Pacific Gas & Electric Co	3.750	08/15/42	1,612,470
1,150,000		Pacific Gas & Electric Co	4.600	06/15/43	1,255,898
2,750,000		Pacific Gas & Electric Co	4.250	03/15/46	2,883,621
1,800,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,934,537
4,000,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	4,160,000
950,000	g	Petroamazonas EP	4.625	11/06/20	926,410
2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	2,022,500
2,125,000		Phillips 66 Partners LP	3.550	10/01/26	2,105,552
775,000		Phillips 66 Partners LP	4.680	02/15/45	795,350
950,000		Phillips 66 Partners LP	4.900	10/01/46	1,004,178
135,000		Potomac Electric Power Co	7.900	12/15/38	210,655
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,094,112
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,016,988
565,000		Progress Energy, Inc	7.050	03/15/19	596,420
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,863,747
440,000		Public Service Electric & Gas Co	5.300	05/01/18	445,035
1,000,000		Public Service Electric & Gas Co	3.600	12/01/47	1,022,898
2,000,000	g	Saka Energi Indonesia PT	4.450	05/05/24	2,030,894
1,150,000		Sempra Energy	2.875	10/01/22	1,148,335
1,750,000		Southern Co	4.400	07/01/46	1,862,001
1,175,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,165,538
4,950,000		Southern Power Co	2.500	12/15/21	4,903,300
1,925,000		Southern Power Co	4.150	12/01/25	2,028,136
1,250,000		Spectra Energy Partners LP	3.500	03/15/25	1,254,980
2,025,000		Spectra Energy Partners LP	4.500	03/15/45	2,088,781
2,000,000	g	United Bank for Africa plc	7.750	06/08/22	2,058,160
845,000		Virginia Electric & Power Co	2.950	01/15/22	855,316
2,075,000		Virginia Electric & Power Co	3.500	03/15/27	2,144,727
2,350,000		Virginia Electric & Power Co	4.000	11/15/46	2,512,682
1,850,000	g	VM Holding S.A.	5.375	05/04/27	1,961,000
1,050,000		Western Gas Partners LP	4.650	07/01/26	1,091,217
850,000		Williams Partners LP	3.600	03/15/22	869,375
825,000		Williams Partners LP	4.500	11/15/23	872,368
1,500,000		Williams Partners LP	3.750	06/15/27	1,502,691
625,000		Williams Partners LP	4.900	01/15/45	662,487
1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	1,062,218
1,800,000		Xcel Energy, Inc	3.350	12/01/26	1,821,733
470,000		Xcel Energy, Inc	4.800	09/15/41	533,444
		TOTAL UTILITIES			206,540,329

		TOTAL CORPORATE BONDS			1,600,721,288
		(Cost $1,580,111,365)
23

TIAA-CREF FUNDS - Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
GOVERNMENT BONDS - 33.7%

AGENCY SECURITIES - 0.4%
	$2,422,908		AMAL Ltd		3.465%	08/21/21	$2,474,262
	4,500,000		Amber Circle Funding Ltd		3.250	12/04/22	4,534,537
	10,325,000		Private Export Funding Corp (PEFCO)		2.250	03/15/20	10,345,030
	1,690,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	1,758,699
			TOTAL AGENCY SECURITIES				19,112,528

FOREIGN GOVERNMENT BONDS - 3.4%
	2,000,000	g	Abu Dhabi Government International Bond		3.125	05/03/26	1,974,498
	2,200,000		Argentina Republic Government International Bond		5.625	01/26/22	2,321,000
	1,000,000	g	Bahamas Government International Bond		6.000	11/21/28	1,040,000
	1,065,000	g	Banque Centrale de Tunisie S.A.		5.750	01/30/25	1,061,450
	1,500,000	g	Bermuda Government International Bond		4.854	02/06/24	1,623,945
	3,450,000	g	Bermuda Government International Bond		3.717	01/25/27	3,488,813
	2,075,000	g	Brazil Minas SPE via State of Minas Gerais		5.333	02/15/28	2,100,938
BRL	4,650,000		Brazil Notas do Tesouro Nacional Serie F		10.000	01/01/21	1,443,599
	$1,500,000	g	Caisse d’Amortissement de la Dette Sociale		1.875	07/28/20	1,486,134
	2,575,000		Colombia Government International Bond		2.625	03/15/23	2,517,063
	3,200,000		Colombia Government International Bond		5.000	06/15/45	3,384,000
	2,500,000	g	Costa Rica Government International Bond		7.158	03/12/45	2,625,000
	2,425,000	g	Ecuador Government International Bond		9.650	12/13/26	2,782,688
	2,225,000	g	Egypt Government International Bond		6.125	01/31/22	2,327,617
	1,250,000	g	El Salvador Government International Bond		5.875	01/30/25	1,256,250
	725,000	g	El Salvador Government International Bond		8.625	02/28/29	848,250
	395,000		European Investment Bank		4.875	02/15/36	516,666
	1,800,000	g	Export Credit Bank of Turkey		4.250	09/18/22	1,751,324
	1,500,000	g	Export-Import Bank of China		2.850	09/16/20	1,490,550
	2,900,000		Export-Import Bank of Korea		2.250	01/21/20	2,870,394
	850,000	g	Guatemala Government International Bond		4.500	05/03/26	858,772
	2,725,000	g	Guatemala Government International Bond		4.375	06/05/27	2,718,188
	1,300,000	g	Honduras Government International Bond		7.500	03/15/24	1,452,750
	1,500,000		Indonesia Government International Bond		3.500	01/11/28	1,495,983
IDR	25,500,000,000		Indonesia Treasury Bond		7.500	08/15/32	1,987,156
	$1,205,000		Italy Government International Bond		6.875	09/27/23	1,415,917
	1,950,000	g	Ivory Coast Government International Bond		6.125	06/15/33	1,985,028
	1,785,250	g	Ivory Coast Government International Bond		5.750	12/31/32	1,772,605
	1,525,000		Jamaica Government International Bond		8.000	03/15/39	1,869,208
	2,500,000		Japan Bank for International Cooperation		2.375	04/20/26	2,424,557
	1,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	986,471
	1,280,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	1,257,701
	975,000	g	Jordan Government International Bond		7.375	10/10/47	1,016,959
	2,000,000	g	Kazakhstan Government International Bond		6.500	07/21/45	2,560,440
	3,000,000	g,i	Kommunalbanken AS.	LIBOR 3 M + 0.180%	1.616	02/20/18	3,000,000
	1,150,000	g	Kommunalbanken AS.		1.375	10/26/20	1,124,214
	1,650,000	g	Korea Housing Finance Corp		2.000	10/11/21	1,586,704
	1,500,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,488,589
	3,550,000	g	Kuwait International Government Bond		2.750	03/20/22	3,538,509
	2,698,000		Landwirtschaftliche Rentenbank		2.000	01/13/25	2,605,083
MXN	19,270,000		Mexican Bonos		8.000	12/07/23	995,876
	$1,800,000		Mexico Government International Bond		4.000	10/02/23	1,883,700
	2,200,000		Mexico Government International Bond		4.150	03/28/27	2,281,400
24

TIAA-CREF FUNDS - Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$3,550,000		Mexico Government International Bond	4.750%	03/08/44	$3,589,050
	2,000,000	g	Morocco Government International Bond	5.500	12/11/42	2,261,080
	2,000,000		Nigeria Government International Bond	5.625	06/27/22	2,073,000
	1,725,000	g	Nigeria Government International Bond	6.500	11/28/27	1,798,949
	1,850,000	g	Oman Government International Bond	6.500	03/08/47	1,852,927
	3,000,000	g	Pakistan Government International Bond	6.875	12/05/27	3,008,484
	1,950,000		Panama Government International Bond	6.700	01/26/36	2,595,450
	2,000,000		Panama Government International Bond	4.500	05/15/47	2,153,000
	1,500,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	1,520,700
PEN	2,768,000	g	Peruvian Government International Bond	8.200	08/12/26	1,051,498
	5,784,000	g	Peruvian Government International Bond	6.350	08/12/28	1,952,357
	$1,300,000		Peruvian Government International Bond	8.750	11/21/33	2,047,500
	850,000		Peruvian Government International Bond	5.625	11/18/50	1,090,550
	1,050,000		Poland Government International Bond	5.000	03/23/22	1,149,417
	620,000		Province of Quebec Canada	7.500	09/15/29	881,702
	2,700,000	g	Provincia de Buenos Aires	7.875	06/15/27	2,996,514
	1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,672,590
	1,400,000	g	Republic of Paraguay	6.100	08/11/44	1,596,000
	1,000,000	g	Republic of Serbia	7.250	09/28/21	1,143,052
	2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,505,754
	7,750,000	g	Saudi Government International Bond	2.875	03/04/23	7,624,078
	2,500,000	g	Saudi Government International Bond	3.250	10/26/26	2,451,100
	1,200,000	g	Senegal Government International Bond	6.250	05/23/33	1,267,268
	2,000,000		South Africa Government International Bond	5.875	09/16/25	2,176,824
ZAR	22,000,000		South Africa Government International Bond	10.500	12/21/26	1,985,382
	$1,500,000	g	Sri Lanka Government International Bond	5.750	01/18/22	1,567,091
	1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,710,752
	1,700,000		Svensk Exportkredit AB	1.750	05/18/20	1,684,286
	5,400,000		Turkey Government International Bond	3.250	03/23/23	5,113,417
	275,000		Turkey Government International Bond	5.750	03/22/24	290,779
	1,250,000		Turkey Government International Bond	6.000	03/25/27	1,331,600
	1,050,000		Turkey Government International Bond	6.875	03/17/36	1,171,235
	3,800,000	g	Ukraine Government International Bond	7.375	09/25/32	3,744,512
UYU	41,525,000	g	Uruguay Government International Bond	9.875	06/20/22	1,527,356
	$1,025,000		Uruguay Government International Bond	4.375	10/27/27	1,097,775
	2,000,000		Uruguay Government International Bond	5.100	06/18/50	2,220,000
	2,400,000	g	Zambia Government International Bond	8.500	04/14/24	2,648,472
			TOTAL FOREIGN GOVERNMENT BONDS			159,767,490

MORTGAGE BACKED - 14.3%
	5,428,648		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/42	5,550,948
	8,848,506		FHLMC	3.500	08/15/43	9,134,769
	2,960,572		FHLMC	3.000	03/15/44	2,968,514
	2,708		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	2,782
	3,433,429		FGLMC	3.500	03/01/27	3,550,185
	157		FGLMC	6.500	10/01/28	174
	5,146		FGLMC	6.500	01/01/29	5,700
	1,404		FGLMC	6.500	03/01/29	1,562
	23,882		FGLMC	6.500	07/01/29	26,453
	982		FGLMC	8.000	01/01/31	1,088
25

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$7,789		FGLMC	6.500%	09/01/31	$8,962
27,464		FGLMC	8.000	09/01/31	30,798
116,045		FGLMC	7.000	12/01/31	128,400
107,075		FGLMC	4.500	07/01/33	114,621
345,425		FGLMC	5.000	09/01/33	379,183
157,604		FGLMC	5.500	09/01/33	176,297
149,153		FGLMC	5.500	09/01/33	166,375
244,211		FGLMC	5.500	10/01/33	273,282
285,861		FGLMC	5.500	12/01/33	317,307
733,085		FGLMC	7.000	12/01/33	836,930
239,910		FGLMC	4.500	04/01/35	256,147
222,181		FGLMC	7.000	05/01/35	252,545
200,321		FGLMC	5.000	04/01/38	218,431
182,677		FGLMC	5.000	07/01/39	198,985
2,035,604	w	FGLMC	4.500	11/01/40	2,211,167
2,234,124	w	FGLMC	4.500	12/01/40	2,421,687
228,347		FGLMC	4.500	11/01/44	247,390
289,351		FGLMC	4.500	11/01/44	313,449
98,403		FGLMC	4.500	12/01/44	105,417
166,032		FGLMC	4.500	12/01/44	179,757
1,496,636		FGLMC	3.500	04/01/45	1,549,325
13,687,138		FGLMC	3.500	10/01/45	14,150,520
8,145,224		FGLMC	4.000	12/01/45	8,609,571
1,675,033		FGLMC	4.000	05/01/46	1,764,951
37,961,767		FGLMC	3.500	08/01/46	39,237,750
7,528,304		FGLMC	4.000	09/01/47	7,982,400
413		Federal National Mortgage Association (FNMA)	8.000	07/01/24	465
287		FNMA	7.500	01/01/29	315
135,589		FNMA	2.500	06/01/30	135,913
1,767		FNMA	7.500	03/01/31	2,040
687		FNMA	7.500	05/01/31	692
484,527		FNMA	2.500	06/01/31	484,231
195,933		FNMA	2.500	07/01/31	195,849
4,753,568		FNMA	2.500	07/01/31	4,751,532
1,148,648		FNMA	2.500	08/01/31	1,148,156
269,293		FNMA	2.500	09/01/31	269,185
329,782		FNMA	2.500	09/01/31	329,641
216,907		FNMA	2.500	09/01/31	216,851
689		FNMA	6.500	09/01/31	763
463,588		FNMA	2.500	10/01/31	463,401
142,112		FNMA	2.500	10/01/31	142,075
283,281		FNMA	2.500	11/01/31	283,166
146,477		FNMA	2.500	11/01/31	146,417
193,408		FNMA	2.500	11/01/31	193,290
344,945		FNMA	2.500	11/01/31	344,857
91,818		FNMA	2.500	11/01/31	91,781
173,374		FNMA	2.500	11/01/31	173,268
394,379		FNMA	2.500	11/01/31	394,220
8,048		FNMA	6.500	11/01/31	9,056
179,048		FNMA	2.500	12/01/31	179,003
738,518		FNMA	2.500	12/01/31	738,220
258,209		FNMA	2.500	12/01/31	258,105
134,366		FNMA	2.500	12/01/31	134,332
26

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$583,621		FNMA	2.500%	12/01/31	$583,386
5,280,848		FNMA	3.500	02/01/32	5,461,226
2,833,409		FNMA	3.500	05/01/32	2,934,383
441,889		FNMA	2.500	06/01/32	441,711
113,281		FNMA	2.500	06/01/32	113,212
277,162	h	FNMA	2.500	06/01/32	277,316
212,249		FNMA	2.500	07/01/32	212,163
404,024		FNMA	2.500	07/01/32	403,921
884,983		FNMA	2.500	07/01/32	884,626
5,691,742		FNMA	3.500	07/01/32	5,886,580
127,353		FNMA	6.500	07/01/32	143,881
980,100		FNMA	2.500	08/01/32	979,869
17,116,710	h	FNMA	3.000	11/01/32	17,447,722
1,645,027		FNMA	5.000	06/01/33	1,785,732
2,885,511		FNMA	5.000	10/01/33	3,134,873
1,303,717		FNMA	5.500	03/01/34	1,447,015
19,827		FNMA	6.000	11/01/34	22,156
1,679,644		FNMA	5.000	05/01/35	1,824,779
1,255,576		FNMA	5.000	10/01/35	1,364,170
6,668		FNMA	5.000	11/01/35	6,836
662,124		FNMA	5.000	02/01/36	719,384
490,818		FNMA	5.500	08/01/37	545,886
169,005		FNMA	6.000	09/01/37	193,970
1,228,416		FNMA	5.500	04/01/38	1,355,292
698,363		FNMA	5.500	11/01/38	776,859
44,126		FNMA	4.500	04/01/39	47,582
701,253		FNMA	4.500	05/01/39	756,536
114,883		FNMA	4.000	07/01/39	121,238
493,080		FNMA	5.500	08/01/39	547,276
65,907		FNMA	4.500	02/01/40	70,839
1,626,913		FNMA	4.500	03/01/40	1,755,549
403,370		FNMA	5.000	08/01/40	435,476
850,153		FNMA	5.000	09/01/40	917,843
16,640		FNMA	6.000	10/01/40	18,832
187,539		FNMA	4.500	11/01/40	202,475
1,657,809		FNMA	4.500	01/01/41	1,789,255
309,738		FNMA	4.500	01/01/41	334,410
4,210,264		FNMA	4.500	01/01/41	4,566,904
266,579		FNMA	4.500	02/01/41	287,815
1,100,186		FNMA	5.000	05/01/41	1,187,996
333,735		FNMA	4.500	06/01/41	360,322
271,200		FNMA	4.500	06/01/41	292,805
1,169,546		FNMA	5.000	07/01/41	1,263,042
715,864		FNMA	4.500	09/01/41	772,417
289,209		FNMA	4.500	12/01/41	312,248
6,594,178		FNMA	5.500	12/01/41	7,462,095
629,513		FNMA	4.500	01/01/42	682,002
338,399		FNMA	4.500	01/01/42	365,358
289,080		FNMA	4.500	03/01/42	312,089
295,724		FNMA	4.500	04/01/42	319,261
971,196		FNMA	4.500	04/01/42	1,041,172
383,310		FNMA	4.500	06/01/42	413,819
838,039		FNMA	4.500	06/01/42	897,578
27

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$277,411		FNMA	4.500%	07/01/42	$299,491
1,557,281		FNMA	4.500	08/01/42	1,679,825
32,882		FNMA	3.000	10/01/42	33,066
287,629		FNMA	3.000	10/01/42	289,240
3,719,141	w	FNMA	3.000	01/01/43	3,739,927
1,020,571		FNMA	4.500	01/01/43	1,088,674
4,830,154	w	FNMA	3.000	02/01/43	4,857,216
3,241,040		FNMA	3.000	02/25/43	3,271,022
1,887		FNMA	3.000	04/01/43	1,897
3,201,027		FNMA	3.000	08/25/43	3,231,516
1,533,067		FNMA	4.500	10/01/43	1,654,537
2,201,438		FNMA	4.000	04/01/44	2,323,250
912,859		FNMA	4.000	06/01/44	963,495
701,662		FNMA	4.000	06/01/44	740,493
1,640,373		FNMA	4.500	06/01/44	1,755,803
6,037,912		FNMA	4.500	06/01/44	6,526,633
772,061		FNMA	4.000	07/01/44	814,277
264,429		FNMA	4.000	07/01/44	279,058
1,083,608		FNMA	4.000	08/01/44	1,143,518
335,552		FNMA	4.000	08/01/44	353,898
2,600,028		FNMA	4.000	08/01/44	2,743,379
1,482,363		FNMA	4.000	08/01/44	1,564,349
3,808,085		FNMA	4.500	08/01/44	4,114,727
245,833		FNMA	4.000	09/01/44	259,436
214,529		FNMA	4.000	09/01/44	226,283
921,753		FNMA	4.000	10/01/44	972,733
4,844,958		FNMA	4.500	10/01/44	5,236,417
3,797,293		FNMA	4.500	11/01/44	4,104,632
2,362,962		FNMA	4.000	12/01/44	2,493,659
817,394		FNMA	4.500	12/01/44	883,490
1,836,914		FNMA	4.000	01/01/45	1,938,535
10,011,705		FNMA	3.000	02/25/45	10,042,070
403,084		FNMA	3.500	03/01/45	416,385
287,982		FNMA	3.500	03/01/45	297,983
2,909,988		FNMA	3.000	03/25/45	2,928,967
3,625,738		FNMA	3.500	05/01/45	3,755,272
549,421		FNMA	4.000	05/01/45	579,821
1,151,867		FNMA	4.000	06/01/45	1,220,366
773,626		FNMA	4.000	08/01/45	820,148
14,503,050		FNMA	4.000	09/01/45	15,303,097
1,732,348		FNMA	4.000	11/01/45	1,836,555
876,477		FNMA	4.000	12/01/45	928,955
7,883,951		FNMA	3.500	01/01/46	8,147,470
7,180,025		FNMA	4.000	01/01/46	7,592,404
3,671,610		FNMA	3.500	02/01/46	3,791,954
6,385,137		FNMA	3.500	06/01/46	6,599,595
2,972,634		FNMA	3.500	08/01/46	3,055,416
21,096,974		FNMA	3.000	11/01/46	21,111,907
24,672,441		FNMA	3.000	12/01/46	24,689,905
11,623,422		FNMA	3.500	12/01/46	11,947,110
12,359,459		FNMA	3.500	12/01/46	12,703,644
17,839,313	h	FNMA	3.000	01/01/47	17,851,940
41,705,363		FNMA	3.500	01/01/47	42,866,770
28

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$7,646,856		FNMA	3.000%	04/01/47	$7,652,269
968,975		FNMA	3.000	04/01/47	969,661
50,388,194	h	FNMA	4.000	09/01/47	52,770,670
961,248		FNMA	4.500	09/01/47	1,023,867
24,339,296		FNMA	4.500	10/01/47	25,926,093
2,677,871		FNMA	4.000	12/01/47	2,819,888
9,350,000	h	FNMA	3.500	01/01/48	9,611,102
1,000,000	h	FNMA	4.500	01/25/48	1,063,900
64		Government National Mortgage Association (GNMA)	7.000	01/15/28	69
1,462		GNMA	7.000	02/15/28	1,489
690		GNMA	7.000	06/15/28	736
515		GNMA	7.000	06/15/28	526
2,031		GNMA	6.500	09/15/28	2,254
1,055		GNMA	6.500	09/15/28	1,170
4,590		GNMA	6.500	11/15/28	5,092
2,683		GNMA	7.500	11/15/28	2,936
514		GNMA	8.500	07/15/30	516
15,425		GNMA	8.500	10/15/30	16,133
6,718		GNMA	8.500	10/20/30	7,715
864		GNMA	8.500	12/15/30	1,051
1,393		GNMA	7.000	06/20/31	1,641
3,230		GNMA	7.000	07/15/31	3,349
3,497		GNMA	7.000	07/15/31	3,790
433		GNMA	6.500	03/15/33	481
19,487		GNMA	6.000	10/20/36	21,796
22,481		GNMA	6.000	01/20/37	25,516
79,317		GNMA	6.000	02/20/37	89,765
51,109		GNMA	6.000	08/20/38	57,624
66,631		GNMA	6.500	11/20/38	75,669
12,661		GNMA	4.500	02/20/39	13,648
582,388		GNMA	5.000	06/15/39	640,359
17,850		GNMA	4.500	08/20/41	19,246
63,752		GNMA	4.500	09/20/41	68,734
13,922		GNMA	4.500	01/20/44	15,007
17,292		GNMA	4.500	02/20/44	18,639
26,889		GNMA	4.500	05/20/44	28,985
192,197		GNMA	4.500	05/20/44	207,100
208,924		GNMA	4.500	08/20/44	225,185
211,010		GNMA	4.500	09/20/44	227,406
75,048		GNMA	4.500	10/20/44	80,604
56,922		GNMA	4.500	11/20/44	60,982
131,408		GNMA	4.500	12/20/44	141,638
199,721		GNMA	4.500	02/20/45	215,127
232,795		GNMA	4.500	08/20/45	250,944
248,646		GNMA	4.500	08/20/45	268,000
232,587		GNMA	4.500	12/20/45	250,737
18,645,040		GNMA	3.500	08/20/47	19,307,577
2,993,507		GNMA	3.500	11/20/47	3,099,879
9,778,164		GNMA	4.000	11/20/47	10,251,271
46,886,508	h	GNMA	3.000	12/20/47	47,345,224
28,580,000	h	GNMA	3.500	12/20/47	29,595,567
		TOTAL MORTGAGE BACKED			663,502,665
29

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
MUNICIPAL BONDS - 6.4%
$28,410,000	California State University	3.899%	11/01/47	$29,880,217
2,500,000	Commonwealth of Massachusetts	3.277	06/01/46	2,411,425
1,875,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,827,637
1,500,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,460,085
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,454,370
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,381,140
3,500,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,371,060
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,409,850
4,265,000	Denver City & County School District No. 1	3.598	12/15/27	4,441,017
7,775,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	7,876,775
15,000,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	14,967,600
8,840,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	9,016,358
1,890,000	Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,875,201
5,265,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,176,864
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,265,282
1,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	973,290
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,686,749
6,000,000	New York State Dormitory Authority	3.879	07/01/46	6,163,380
25,830,000	Ohio State University	3.798	12/01/46	26,684,973
7,500,000	Port of Morrow OR	1.582	09/01/20	7,364,175
5,000,000	Port of Morrow OR	1.782	09/01/21	4,896,200
2,000,000	Port of Seattle WA	3.471	05/01/31	2,014,060
1,625,000	Port of Seattle WA	3.571	05/01/32	1,644,467
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	955,060
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	958,120
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,190,950
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,699,873
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,521,072
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	665,021
905,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	849,225
4,500,000	San Francisco City & County Redevelopment Agency	2.526	08/01/20	4,502,970
5,000,000	San Francisco City & County Redevelopment Agency	2.813	08/01/21	5,017,900
875,000	San Francisco City & County Redevelopment Agency	3.113	08/01/22	885,063
30

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$11,365,000	San Jose Redevelopment Agency	3.375%	08/01/34	$11,196,798
3,460,000	State of Georgia	1.910	02/01/23	3,357,757
1,200,000	State of Illinois	5.665	03/01/18	1,206,528
4,800,000	State of Illinois	4.350	06/01/18	4,833,648
1,845,000	State of Illinois	4.700	01/01/21	1,894,151
32,325,000	State of Illinois	5.100	06/01/33	32,271,341
13,000,000	State of Michigan	1.779	11/01/21	12,740,520
7,000,000	State of Michigan	1.966	11/01/22	6,837,320
9,900,000	State of Wisconsin	3.154	05/01/27	10,038,402
1,763,000	State Public School Building Authority	5.000	09/15/27	1,971,757
7,500,000	Texas A&M University	3.993	05/15/37	7,719,150
2,500,000	University of California	0.993	05/15/18	2,491,250
1,185,000	University of California	1.228	05/15/19	1,171,373
1,920,000	University of California	1.534	05/15/20	1,886,304
1,000,000	University of California	1.784	05/15/21	979,150
15,000,000	University of California	1.910	05/15/21	14,795,850
3,000,000	University of California	2.020	05/15/22	2,922,570
3,000,000	University of California	2.220	05/15/23	2,921,370
2,000,000	University of California	2.439	05/15/24	1,948,320
2,000,000	University of California	2.589	05/15/25	1,953,720
6,635,000	University of California	3.552	05/15/39	6,610,384
	TOTAL MUNICIPAL BONDS			296,235,092

U.S. TREASURY SECURITIES - 9.2%
5,500,000	United States Treasury Bond	5.375	02/15/31	7,304,909
5,000,000	United States Treasury Bond	4.500	02/15/36	6,432,412
2,250,000	United States Treasury Bond	4.750	02/15/37	2,995,268
43,050,000	United States Treasury Bond	3.500	02/15/39	49,125,619
16,015,000	United States Treasury Bond	3.875	08/15/40	19,277,560
14,380,000	United States Treasury Bond	2.500	05/15/46	13,663,447
10,450,000	United States Treasury Bond	3.000	05/15/47	10,974,681
21,235,000	United States Treasury Bond	2.750	08/15/47	21,237,677
47,500,000	United States Treasury Bond	2.750	11/15/47	47,524,463
2,900,000	United States Treasury Note	0.875	05/31/18	2,893,430
1,600,000	United States Treasury Note	0.750	08/31/18	1,590,237
4,375,000	United States Treasury Note	1.000	11/30/18	4,343,780
2,550,000	United States Treasury Note	1.250	12/31/18	2,535,767
740,000	United States Treasury Note	1.125	02/28/19	733,896
1,000,000	United States Treasury Note	1.250	03/31/19	992,565
1,330,000	United States Treasury Note	1.250	04/30/19	1,319,353
200,000	United States Treasury Note	1.250	05/31/19	198,330
2,690,000	United States Treasury Note	1.375	07/31/19	2,669,497
260,000	United States Treasury Note	0.875	09/15/19	255,618
5,996,000	United States Treasury Note	1.375	09/30/19	5,943,637
875,000	United States Treasury Note	1.500	10/31/19	868,879
14,500,000	United States Treasury Note	1.750	11/30/19	14,462,012
3,080,000	United States Treasury Note	1.625	03/15/20	3,060,850
23,000,000	United States Treasury Note	1.500	05/15/20	22,777,189
30,000,000	United States Treasury Note	1.500	07/15/20	29,675,656
1,765,000	United States Treasury Note	1.500	08/15/20	1,745,307
22,800,000	United States Treasury Note	1.375	09/15/20	22,472,712
26,510,000	United States Treasury Note	1.750	11/15/20	26,355,538
310,000	United States Treasury Note	2.125	01/31/21	311,067
31

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$715,000		United States Treasury Note		2.000%	05/31/21	$713,721
280,000		United States Treasury Note		2.000	08/31/21	279,063
1,250,000		United States Treasury Note		1.750	04/30/22	1,228,361
1,930,000		United States Treasury Note		2.125	06/30/22	1,926,265
1,077,000		United States Treasury Note		1.875	08/31/22	1,061,733
3,800,000		United States Treasury Note		2.000	11/30/22	3,764,878
510,000		United States Treasury Note		1.375	06/30/23	487,121
1,900,000		United States Treasury Note		1.375	08/31/23	1,810,959
4,445,000		United States Treasury Note		2.250	12/31/23	4,435,893
2,865,000		United States Treasury Note		2.000	04/30/24	2,812,661
3,950,000		United States Treasury Note		2.000	06/30/24	3,873,499
2,200,000		United States Treasury Note		2.125	07/31/24	2,173,368
78,000,000		United States Treasury Note		2.125	11/30/24	76,957,491
3,115,000		United States Treasury Note		2.250	11/15/27	3,070,081
		TOTAL U.S. TREASURY SECURITIES				428,336,450

		TOTAL GOVERNMENT BONDS				1,566,954,225
		(Cost $1,561,059,449)

STRUCTURED ASSETS - 26.5%

ASSET BACKED - 11.1%
102,207	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.735%	2.287	08/25/35	102,321
		Series - 2005 HE5 (Class M2)
1,800,000		Ally Auto Receivables Trust		2.100	03/15/22	1,792,303
		Series - 2017 2 (Class A4)
5,000,000		American Express Credit Account Master Trust		2.350	05/15/25	4,983,414
		Series - 2017 7 (Class A)
7,660,183		AmeriCredit Automobile Receivables Trust		3.000	07/08/19	7,667,872
		Series - 2013 3 (Class D)
1,550,000		AmeriCredit Automobile Receivables Trust		2.400	01/08/21	1,554,244
		Series - 2015 2 (Class C)
1,500,000		AmeriCredit Automobile Receivables Trust		1.460	05/10/21	1,493,104
		Series - 2016 3 (Class A3)
5,250,000		AmeriCredit Automobile Receivables Trust		1.530	07/08/21	5,215,759
		Series - 2016 4 (Class A3)
1,845,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	1,870,589
		Series - 2015 3 (Class D)
3,500,000		AmeriCredit Automobile Receivables Trust		1.870	08/18/21	3,488,755
		Series - 2017 1 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust		2.740	12/08/22	5,451,295
		Series - 2016 4 (Class D)
3,500,000	g	Anchorage Capital CLO 7 Ltd		3.300	10/15/27	3,481,445
		Series - 2015 7A (Class B2R)
3,000,000	†,g,h	ARES XLVI CLO Ltd		3.570	01/15/30	3,000,000
		Series - 2017 46A (Class B2)
1,500,000	g,i	Ares XXXIV CLO Ltd	LIBOR 3 M + 5.200%	6.578	07/29/26	1,500,010
		Series - 2015 2A (Class E2)
55,677	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	0
		Series - 2006 WMC1 (Class N1)
4,900,000	g	Avis Budget Rental Car Funding AESOP LLC		3.040	03/20/19	4,905,708
		Series - 2012 3A (Class B)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	6,043,750
		Series - 2017 1A (Class A)
32

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$8,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970%	03/20/24	$8,498,609
		Series - 2017 2A (Class A)
2,000,000	g	BBCMS Trust		3.821	09/05/32	2,040,164
		Series - 2013 TYSN (Class C)
1,500,000	g	Bowman Park CLO Ltd		3.545	11/23/25	1,500,233
		Series - 2014 1A (Class B2R)
470,242		Capital Auto Receivables Asset Trust		1.620	03/20/19	470,201
		Series - 2015 4 (Class A2)
1,500,000		Capital Auto Receivables Asset Trust		1.630	01/20/21	1,490,200
		Series - 2016 2 (Class A4)
2,250,000		Capital Auto Receivables Asset Trust		1.690	03/20/21	2,233,516
		Series - 2016 3 (Class A4)
6,000,000	g	Capital Automotive REIT		3.660	10/15/44	6,014,040
		Series - 2014 1A (Class A)
10,430,000	g	Capital Automotive REIT		3.870	04/15/47	10,575,090
		Series - 2017 1A (Class A1)
5,000,000		Capital One Multi-Asset Execution Trust		2.430	01/15/25	5,003,473
		Series - 2017 A3 (Class A3)
2,500,000	g,i	Carlyle Global Market Strategies Ltd	LIBOR 3 M + 5.300%	6.663	04/20/27	2,509,358
		Series - 2015 1A (Class E1)
1,500,000		CarMax Auto Owner Trust		1.600	01/18/22	1,475,379
		Series - 2016 3 (Class A4)
4,850,000		CarMax Auto Owner Trust		2.250	09/15/22	4,829,073
		Series - 2017 2 (Class A4)
9,500,000		CarMax Auto Owner Trust		2.270	09/15/22	9,458,889
		Series - 2017 1 (Class A4)
1,100,000		CarMax Auto Owner Trust		2.330	05/15/23	1,092,990
		Series - 2017 4 (Class A4)
8,817,685	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	1.650	04/07/52	299,215
		Series - 2007 1A (Class A2)
1,000,000	g	Cent CLO 21 Ltd		3.500	07/27/26	1,001,732
		Series - 2014 21A (Class A2BR)
104,482		CIT Group Home Equity Loan Trust		6.200	02/25/30	106,444
		Series - 2002 1 (Class AF6)
1,164,249		Citigroup Commercial Mortgage Trust		1.847	11/10/48	1,157,332
		Series - 2015 GC35 (Class A1)
2,000,000		CNH Equipment Trust		1.440	12/15/21	1,979,823
		Series - 2016 C (Class A3)
3,500,000		CNH Equipment Trust		2.480	02/15/24	3,510,712
		Series - 2017 A (Class A4)
2,250,000	g	DaimlerChrysler Capital Auto Receivables Trust		1.640	07/15/21	2,240,290
		Series - 2016 BA (Class A3)
6,807,500	g	DB Master Finance LLC		3.980	02/20/45	6,948,483
		Series - 2015 1A (Class A2II)
7,500,000	g	DB Master Finance LLC		3.629	11/20/47	7,548,900
		Series - 2017 1A (Class A2I)
5,000,000		Discover Card Execution Note Trust		2.390	07/15/24	4,998,620
		Series - 2017 A2 (Class A2)
2,955,000	g	Domino’s Pizza Master Issuer LLC		3.484	10/25/45	2,965,283
		Series - 2015 1A (Class A2I)
886,500	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	905,613
		Series - 2015 1A (Class A2II)
33

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$16,159,500	g	Domino’s Pizza Master Issuer LLC	3.082%	07/25/47	$15,982,069
		Series - 2017 1A (Class A2II)
2,238,750	g	FOCUS Brands Funding LLC	3.857	04/30/47	2,264,518
		Series - 2017 1A (Class A2I)
5,000,000		Ford Credit Auto Lease Trust	1.880	04/15/20	4,990,226
		Series - 2017 A (Class A3)
2,000,000	g	Ford Credit Auto Owner Trust	2.150	07/15/26	1,995,572
		Series - 2015 1 (Class A)
4,593,000	g	Ford Credit Auto Owner Trust	2.440	01/15/27	4,609,905
		Series - 2015 2 (Class A)
6,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	6,477,919
		Series - 2016 1 (Class A)
11,000,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	10,840,083
		Series - 2016 2 (Class A)
6,000,000	g	Ford Credit Auto Owner Trust	2.620	08/15/28	6,002,867
		Series - 2017 1 (Class A)
8,500,000	g	Ford Credit Auto Owner Trust	2.360	03/15/29	8,421,667
		Series - 2017 2 (Class A)
1,500,000		Ford Credit Floorplan Master Owner Trust	2.070	05/15/22	1,492,116
		Series - 2017 1 (Class A1)
5,000,000		Ford Credit Floorplan Master Owner Trust	2.390	08/15/22	5,007,218
		Series - 2015 5 (Class A)
2,500,000		Ford Credit Floorplan Master Owner Trust	2.160	09/15/22	2,490,085
		Series - 2017 2 (Class A1)
3,500,000		Ford Credit Floorplan Master Owner Trust	2.480	09/15/24	3,480,242
		Series - 2017 3 (Class A)
2,250,000	g,i	FREMF Mortgage Trust	4.019	03/25/49	2,316,308
		Series - 2016 K53 (Class B)
1,500,000		GM Financial Automobile Leasing Trust	2.020	09/21/20	1,495,565
		Series - 2017 2 (Class A3)
2,000,000		GM Financial Automobile Leasing Trust	2.010	11/20/20	1,992,608
		Series - 2017 3 (Class A3)
3,000,000	g	GM Financial Consumer Automobile Receivables Trust	2.130	03/16/23	2,980,935
		Series - 2017 3A (Class A4)
3,000,000	g	GMF Floorplan Owner Revolving Trust	2.130	07/15/20	2,976,389
		Series - 2017 2 (Class A1)
1,500,000	g	GMF Floorplan Owner Revolving Trust	1.960	05/17/21	1,495,525
		Series - 2016 1 (Class A1)
10,000,000	g	GMF Floorplan Owner Revolving Trust	2.220	01/18/22	9,972,389
		Series - 2017 1 (Class A1)
2,486,077	g	HERO Funding Trust	3.190	09/20/48	2,478,913
		Series - 2017 3A (Class A1)
955,266	g	HERO Funding Trust	3.280	09/20/48	951,323
		Series - 2017 2A (Class A1)
3,231,900	g	HERO Funding Trust	3.950	09/20/48	3,332,715
		Series - 2017 3A (Class A2)
1,910,532	g	HERO Funding Trust	4.070	09/20/48	1,948,069
		Series - 2017 2A (Class A2)
4,500,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	4,493,714
		Series - 2013 1A (Class A2)
5,625,000	g	Hertz Vehicle Financing LLC	2.270	07/25/20	5,597,954
		Series - 2016 3A (Class A)
34

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$3,349,973	g	Hilton Grand Vacations Trust		2.660%	12/26/28	$3,325,975
		Series - 2017 AA (Class A)
2,512,479	g,i	Hilton Grand Vacations Trust		2.960	12/26/28	2,495,765
		Series - 2017 AA (Class B)
449,963	i	Lehman XS Trust	LIBOR 1 M + 0.250%	1.802	02/25/36	449,098
		Series - 2006 1 (Class 1A1)
1,462,462	i	Lehman XS Trust		6.500	06/25/46	1,232,368
		Series - 2006 13 (Class 2A1)
2,000,000	g	Madison Park Funding XIII Ltd		3.300	01/19/25	2,001,558
		Series - 2014 13A (Class B2R)
1,500,805	g	MVW Owner Trust		2.520	12/20/32	1,493,130
		Series - 2015 1A (Class A)
3,000,000	g,i	Navistar Financial Dealer Note Master Owner Trust II	LIBOR 1 M + 1.350%	2.902	09/27/21	3,017,642
		Series - 2016 1 (Class A)
24,252,891	g,i	New Residential Mortgage Loan Trust		4.000	02/25/57	24,971,635
		Series - 2017 1A (Class A1)
1,250,000	g,i	Octagon Investment Partners XXII Ltd	LIBOR 3 M + 6.000%	7.122	11/25/25	1,259,920
		Series - 2014 1A (Class E2R)
1,500,000	g	OHA Loan Funding LLC		3.600	10/20/26	1,503,636
		Series - 2014 1A (Class B2R)
151,387	g	OneMain Direct Auto Receivables Trust		2.040	01/15/21	151,439
		Series - 2016 1A (Class A)
473,733	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	469,146
		Series - 2014 AA (Class B)
115,386		Residential Funding Mortgage Securities II, Inc		6.560	02/25/36	120,836
		Series - 2006 HI1 (Class M2)
1,500,393		Santander Drive Auto Receivables Trust		1.560	05/15/20	1,499,515
		Series - 2016 2 (Class A3)
355,987		Santander Drive Auto Receivables Trust		1.960	05/15/20	356,005
		Series - 2015 5 (Class B)
4,500,000		Santander Drive Auto Receivables Trust		1.770	09/15/20	4,492,481
		Series - 2017 1 (Class A3)
1,500,000		Santander Drive Auto Receivables Trust		1.870	12/15/20	1,498,929
		Series - 2017 2 (Class A3)
3,000,000		Santander Drive Auto Receivables Trust		1.870	06/15/21	2,987,577
		Series - 2017 3 (Class A3)
800,000		Santander Drive Auto Receivables Trust		2.740	12/15/21	803,652
		Series - 2015 5 (Class C)
6,000,000		Santander Drive Auto Receivables Trust		2.800	08/15/22	5,973,039
		Series - 2016 3 (Class D)
4,000,000		Santander Drive Auto Receivables Trust		3.170	04/17/23	4,019,926
		Series - 2017 1 (Class D)
1,829,777	g	Sierra Receivables Funding Co LLC		1.590	11/20/29	1,828,794
		Series - 2013 1A (Class A)
442,999	g	Sierra Receivables Funding Co LLC		2.390	11/20/29	442,892
		Series - 2013 1A (Class B)
3,375,612	g	Sierra Receivables Funding Co LLC		3.050	03/22/32	3,376,439
		Series - 2015 1A (Class B)
11,155,323	g	Sierra Receivables Funding Co LLC		2.910	03/20/34	11,167,712
		Series - 2017 1A (Class A)
35

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$756,806	g	Sierra Receivables Funding Co LLC		3.200%	03/20/34	$754,222
		Series - 2017 1A (Class B)
1,531,196	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	1,528,932
		Series - 2015 3A (Class A)
153,120	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	152,625
		Series - 2015 3A (Class B)
2,577,057	g	Sierra Timeshare Receivables Funding LLC		3.080	03/21/33	2,585,794
		Series - 2016 1A (Class A)
4,948,478	g	Sierra Timeshare Receivables Funding LLC		2.330	07/20/33	4,911,178
		Series - 2016 2A (Class A)
635,507	g	Sierra Timeshare Receivables Funding LLC		2.780	07/20/33	631,764
		Series - 2016 2A (Class B)
3,154,338	g	Sierra Timeshare Receivables Funding LLC		2.430	10/20/33	3,136,290
		Series - 2016 3A (Class A)
1,941,131	g	Sierra Timeshare Receivables Funding LLC		2.630	10/20/33	1,903,434
		Series - 2016 3A (Class B)
3,984,168	g	SMB Private Education Loan Trust		2.490	06/15/27	3,975,425
		Series - 2015 A (Class A2A)
9,450,580	g	SMB Private Education Loan Trust		2.750	07/15/27	9,465,094
		Series - 2015 C (Class A2A)
10,000,000	g	SMB Private Education Loan Trust		2.430	02/17/32	9,828,225
		Series - 2016 B (Class A2A)
5,125,000	g	SMB Private Education Loan Trust		2.880	09/15/34	5,133,222
		Series - 2017 A (Class A2A)
3,750,000	g	SMB Private Education Loan Trust		2.820	10/15/35	3,735,174
		Series - 2017 B (Class A2A)
1,845,488	g	SoFi Professional Loan Program LLC		1.530	04/25/33	1,839,286
		Series - 2016 D (Class A2A)
5,000,000	g	SoFi Professional Loan Program LLC		2.340	04/25/33	4,918,111
		Series - 2016 D (Class A2B)
7,355,000	g	SoFi Professional Loan Program LLC		2.490	01/25/36	7,281,019
		Series - 2016 E (Class A2B)
3,624,977	g	SoFi Professional Loan Program LLC		2.760	12/26/36	3,620,780
		Series - 2016 A (Class A2)
858,693	g	SoFi Professional Loan Program LLC		1.550	03/26/40	854,540
		Series - 2017 A (Class A2A)
3,825,000	g	SoFi Professional Loan Program LLC		2.400	03/26/40	3,765,045
		Series - 2017 A (Class A2B)
5,762,311	g	SoFi Professional Loan Program LLC		1.830	05/25/40	5,746,209
		Series - 2017 B (Class A1FX)
5,075,000	g	SoFi Professional Loan Program LLC		2.740	05/25/40	5,059,321
		Series - 2017 B (Class A2FX)
2,250,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	2,235,225
		Series - 2017 C (Class A2B)
3,750,000	g	SoFi Professional Loan Program LLC		2.720	11/26/40	3,731,047
		Series - 2017 E (Class A2B)
6,750,000	g	SoFi Professional Loan Program LLC		2.840	01/25/41	6,757,956
		Series - 2017 F (Class A2FX)
1,942,664	g	SolarCity LMC		4.800	11/20/38	1,998,603
		Series - 2013 1 (Class A)
1,939,848	†,g	SolarCity LMC		4.020	07/20/44	1,871,833
		Series - 2014 2 (Class A)
2,600,000	g,i	Sound Point Clo XV Ltd	LIBOR 3 M + 5.960%	7.323	01/23/29	2,627,550
		Series - 2017 1A (Class E)
36

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$11,979,874	g	SpringCastle America Funding LLC		3.050%	04/25/29	$12,054,170
		Series - 2016 AA (Class A)
3,000,000	g	SpringCastle America Funding LLC		4.100	10/25/33	2,973,976
		Series - 2016 AA (Class B)
2,500,000		Synchrony Credit Card Master Note Trust		2.210	05/15/24	2,484,979
		Series - 2016 2 (Class A)
2,962,500	g	Taco Bell Funding LLC		3.832	05/25/46	3,002,701
		Series - 2016 1A (Class A2I)
2,000,000	g	Verizon Owner Trust		2.060	09/20/21	1,994,978
		Series - 2017 1A (Class A)
3,000,000	g	Verizon Owner Trust		1.920	12/20/21	2,979,955
		Series - 2017 2A (Class A)
2,000,000	g	VOLT LIX LLC		5.375	05/25/47	2,013,041
		Series - 2017 NPL6 (Class A2)
61,542	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	1.912	05/25/35	61,285
		Series - 2005 SD1 (Class A)
5,376,250	g	Wendys Funding LLC		3.371	06/15/45	5,390,658
		Series - 2015 1A (Class A2I)
6,000,000	g,h	Wendys Funding LLC		3.573	03/15/48	5,998,128
		Series - 2018 1A (Class A2I)
1,000,000	g,h	Wendys Funding LLC		3.884	03/15/48	1,000,703
		Series - 2018 1A (Class A2II)
1,000,000		World Financial Network Credit Card Master Trust		2.030	04/15/25	981,889
		Series - 2016 A (Class A)
2,000,000		World Omni Auto Receivables Trust		2.240	06/15/23	1,991,224
		Series - 2017 A (Class A4)
2,500,000		World Omni Automobile Lease Securitization Trust		1.610	01/15/22	2,483,824
		Series - 2016 A (Class A4)
18,491,000	g,i	Worldwide Plaza Trust		3.596	11/10/36	17,085,048
		Series - 2017 WWP (Class E)
12,048,000	g,i	Worldwide Plaza Trust		3.596	11/10/36	12,180,303
		Series - 2017 WWP (Class B)
		TOTAL ASSET BACKED				515,155,000

OTHER MORTGAGE BACKED – 15.4%
881,542	g	7 WTC Depositor LLC Trust		4.082	03/13/31	885,252
		Series - 2012 7WTC (Class A)
1,268,509	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	3.073	10/25/34	1,255,052
		Series - 2004 3 (Class 4A)
439,813	i	Banc of America Commercial Mortgage Trust		5.724	05/10/45	439,194
		Series - 2006 2 (Class C)
170,390	g	Banc of America Commercial Mortgage Trust		5.416	01/15/49	172,595
		Series - 2007 1 (Class AM)
8,014,022		Banc of America Commercial Mortgage Trust		1.559	07/15/49	7,923,058
		Series - 2016 UB10 (Class A1)
6,000,000		Banc of America Commercial Mortgage Trust		3.366	02/15/50	6,144,574
		Series - 2017 BNK3 (Class ASB)
2,085,000	g,i	Banc of America Commercial Mortgage Trust		5.859	02/10/51	2,094,059
		Series - 2007 4 (Class E)
3,658,000	g,i	Banc of America Commercial Mortgage Trust		6.000	02/10/51	3,673,894
		Series - 2007 4 (Class D)
37

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$6,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038%	02/10/51	$5,986,794
		Series - 2007 5 (Class B)
12,000,000		BANK 2017-BNK4		3.731	11/15/50	12,338,270
		Series - 2017 BNK8 (Class AS)
7,500,000		BANK 2017-BNK6 Class A-SB		3.289	07/15/60	7,631,197
		Series - 2017 BNK6 (Class ASB)
2,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.294	02/11/41	1,666,300
		Series - 2005 PWR7 (Class E)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.703	11/11/41	1,041,794
		Series - 2004 PWR6 (Class G)
1,154,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.808	02/13/42	1,199,112
		Series - 2005 T18 (Class F)
567,841	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.147	02/13/46	573,539
		Series - 2004 T16 (Class G)
9,000,000		CD Mortgage Trust		3.453	02/10/50	9,261,094
		Series - 2017 CD3 (Class AAB)
22,068,000	i	CD Mortgage Trust		3.684	08/15/50	22,514,420
		Series - 2017 CD5 (Class AS)
21,000,000		CGMS Commercial Mortgage Trust		3.197	08/15/50	21,142,479
		Series - 2017 B1 (Class A3)
1,062,208		CHL Mortgage Pass-Through Trust		3.513	02/20/35	1,073,069
		Series - 2004 HYB9 (Class 1A1)
5,000,000		Citigroup Commercial Mortgage Trust		3.297	10/12/50	5,112,641
		Series - 2017 C4 (Class AAB)
3,701,779	g,i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.180%	1.508	05/25/37	3,602,079
		Series - 2015 8 (Class 1A1)
7,552,038	i	COBALT CMBS Commercial Mortgage Trust		5.839	05/15/46	7,676,193
		Series - 2007 C3 (Class AJ)
12,390,000	g,i	COMM Mortgage Trust		3.538	10/10/29	12,405,611
		Series - 2017 PANW (Class C)
2,095,000		COMM Mortgage Trust		3.040	02/10/48	2,120,796
		Series - 2015 LC19 (Class ASB)
6,249,685	i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	3.702	09/25/28	6,311,251
		Series - 2016 C02 (Class 1 M1)
3,971,045	i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	3.552	10/25/28	4,034,270
		Series - 2016 C03 (Class 1 M1)
10,815,989	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	2.902	01/25/29	10,882,012
		Series - 2016 C05 (Class 2 M1)
16,072,220	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.002	01/25/29	16,228,489
		Series - 2016 C04 (Class 1 M1)
17,024,244	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.630	04/25/29	17,218,974
		Series - 2016 C06 (Class 1 M1)
36,890,677	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.630	07/25/29	37,269,083
		Series - 2017 C01 (Class 1 M1)
13,502,489	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	2.502	10/25/29	13,609,831
		Series - 2017 C03 (Class 1 M1)
38

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$4,161,150	i	Connecticut Avenue Securities	LIBOR 1 M + 0.550%	2.102%	01/25/30	$4,166,455
		Series - 2017 C05 (Class 1 M1)
29,822,705	i	Connecticut Avenue Securities	LIBOR 1 M + 0.650%	2.202	05/25/30	29,867,606
		Series - 2017 C07 (Class 1 M1)
110,588	i	Credit Suisse First Boston Mortgage Securities Corp		5.100	08/15/38	111,432
		Series - 2005 C5 (Class F)
3,500,000	i	CSAIL 2015-C1 Commercial Mortgage Trust		3.791	04/15/50	3,595,265
		Series - 2015 C1 (Class AS)
5,500,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	5,595,487
		Series - 2016 C7 (Class ASB)
10,110,000	g,i	DBUBS Mortgage Trust		5.698	11/10/46	10,830,134
		Series - 2011 LC1A (Class C)
3,105,360	i	GE Capital Commercial Mortgage Corp		5.731	11/10/45	3,166,809
		Series - 2005 C4 (Class AJ)
750,000	i	GE Commercial Mortgage Corp		5.606	12/10/49	759,130
		Series - 2007 C1 (Class AM)
7,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	7,179,066
		Series - 2014 GRCE (Class A)
1,000,000	g	GS Mortgage Securities Corp II		2.933	06/05/31	1,008,455
		Series - 2012 SHOP (Class A)
17,500,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	17,714,900
		Series - 2017 SLP (Class A)
1,344,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	1,385,615
		Series - 2012 ALOH (Class A)
3,059,185		GS Mortgage Securities Trust		1.478	05/10/49	3,009,821
		Series - 2016 GS2 (Class A1)
8,000,000		GS Mortgage Securities Trust		3.467	03/10/50	8,247,538
		Series - 2017 GS5 (Class AAB)
10,000,000		GS Mortgage Securities Trust		3.167	08/10/50	9,979,500
		Series - 2017 GS7 (Class A3)
3,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	3,345,250
		Series - 2016 10HY (Class C)
3,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,899,551
		Series - 2016 10HY (Class B)
269,715	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.212	03/25/35	258,382
		Series - 2004 11 (Class 2A1)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		4.052	01/15/46	1,617,227
		Series - 2013 C13 (Class D)
6,950,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.631	02/15/46	7,197,442
		Series - 2011 C3 (Class D)
10,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.631	02/15/46	9,888,360
		Series - 2011 C3 (Class E)
20,000,000		JPMBB Commercial Mortgage Securities Trust		3.493	08/15/47	20,620,216
		Series - 2014 C21 (Class A4)
1,497,000	g,i	JPMBB Commercial Mortgage Securities Trust		3.364	09/15/47	925,646
		Series - 2014 C23 (Class E)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.344	02/15/48	980,357
		Series - 2015 C27 (Class C)
3,419,000		JPMBB Commercial Mortgage Securities Trust		3.227	10/15/48	3,460,077
		Series - 2015 C28 (Class A4)
39

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,684,701	i	LB-UBS Commercial Mortgage Trust		5.541%	03/15/39	$1,702,923
		Series - 2006 C3 (Class C)
1,550,310	i	LB-UBS Commercial Mortgage Trust		5.563	02/15/40	1,551,346
		Series - 2007 C1 (Class D)
526,164	i	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	525,896
		Series - 2007 C6 (Class AM)
2,660,713	†,g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.042	07/25/47	2,665,702
		Series - 2015 A (Class A)
25,000,000	g,i	MAD Mortgage Trust		3.294	08/15/34	25,148,180
		Series - 2017 330M (Class A)
1,000,000	g,i	MAD Mortgage Trust		3.366	08/15/34	1,004,800
		Series - 2017 330M (Class B)
6,534,767	i	ML-CFC Commercial Mortgage Trust		5.526	03/12/51	6,608,336
		Series - 2007 6 (Class AM)
5,000,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.476	11/15/45	5,101,437
		Series - 2012 C6 (Class AS)
140,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.069	02/15/48	141,919
		Series - 2015 C20 (Class ASB)
2,240,922	i	Morgan Stanley Capital I Trust		5.389	11/12/41	2,242,637
		Series - 2006 HQ10 (Class AJ)
3,917,864	i	Morgan Stanley Capital I Trust		5.951	06/11/42	4,052,555
		Series - 2007 T27 (Class AJ)
5,000,000	g,i	Morgan Stanley Capital I Trust		5.792	09/15/42	5,267,677
		Series - 2005 IQ10 (Class E)
1,168,047	i	Morgan Stanley Capital I Trust		5.815	04/12/49	1,170,775
		Series - 2007 HQ12 (Class D)
4,970,828	i	Morgan Stanley Capital I Trust		5.995	06/11/49	4,978,360
		Series - 2007 IQ15 (Class AJ)
13,000,000		Morgan Stanley Capital I Trust		2.606	08/15/49	12,749,887
		Series - 2016 UB11 (Class ASB)
4,757,955	i	Morgan Stanley Capital I Trust		6.169	12/12/49	4,282,159
		Series - 2007 IQ16 (Class AJ)
12,000,000	g	MSSG Trust		3.865	09/13/39	11,639,099
		Series - 2017 237P (Class D)
18,445,000	g	One Market Plaza Trust		3.614	02/10/32	18,988,565
		Series - 2017 1 MKT (Class A)
6,962,386	g,i	Sequoia Mortgage Trust		3.500	03/25/47	7,061,308
		Series - 2017 2 (Class A4)
10,649,916	g,i	Sequoia Mortgage Trust		3.500	03/25/47	10,898,112
		Series - 2017 2 (Class A1)
12,300,247	g,i	Sequoia Mortgage Trust		3.500	04/25/47	12,466,398
		Series - 2017 3 (Class A4)
4,576,271	g,i	Sequoia Mortgage Trust		3.500	08/25/47	4,641,162
		Series - 2017 5 (Class A4)
16,222,658	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.752	09/25/24	16,738,173
		Series - 2014 HQ2 (Class M2)
3,131,278	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.752	03/25/25	3,157,099
		Series - 2015 HQ1 (Class M2)
40

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	5.352%	03/25/25	$1,902,248
		Series - 2015 HQ1 (Class M3)
3,369,002	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.950%	3.502	05/25/25	3,446,916
		Series - 2015 HQ2 (Class M2)
5,512,096	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.600%	4.152	12/25/27	5,629,031
		Series - 2015 DNA2 (Class M2)
5,025,329	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.650%	4.202	03/25/28	5,125,041
		Series - 2015 HQA1 (Class M2)
326,641	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.450%	3.002	07/25/28	327,283
		Series - 2016 DNA1 (Class M1)
4,157,179	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.752	10/25/28	4,214,778
		Series - 2016 DNA2 (Class M2)
5,940,904	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.100%	2.652	12/25/28	5,949,738
		Series - 2016 DNA3 (Class M1)
4,983,166	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	2.352	03/25/29	4,992,983
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	2.852	03/25/29	2,790,997
		Series - 2016 DNA4 (Class M2)
12,150,336	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	2.752	07/25/29	12,290,097
		Series - 2017 DNA1 (Class M1)
29,578,952	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	2.302	03/25/30	29,692,934
		Series - 2017 DNA3 (Class M1)
12,736,256	g	VOLT LXII LLC		3.125	09/25/47	12,728,375
		Series - 2017 NPL9 (Class A1)
4,685,668	g	VSE VOI Mortgage LLC		2.330	03/20/35	4,619,411
		Series - 2017 A (Class A)
3,776,055	i	Wachovia Bank Commercial Mortgage Trust		5.825	07/15/45	3,792,769
		Series - 2006 C27 (Class AJ)
21,411,790	i	Wachovia Bank Commercial Mortgage Trust		6.084	05/15/46	21,956,330
		Series - 2007 C34 (Class AJ)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust		6.159	05/15/46	1,741,534
		Series - 2007 C34 (Class C)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	2,049,864
		Series - 2007 C34 (Class B)
4,140,000	i	Wachovia Bank Commercial Mortgage Trust		5.783	06/15/49	2,482,261
		Series - 2007 C32 (Class B)
507,211	i	Wachovia Bank Commercial Mortgage Trust		5.783	06/15/49	512,288
		Series - 2007 C32 (Class AJ)
1,320,490	i	Wachovia Bank Commercial Mortgage Trust		6.011	02/15/51	1,318,607
		Series - 2007 C33 (Class AM)
10,000,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	10,221,505
		Series - 2012 LC5 (Class AS)
41

TIAA-CREF FUNDS - Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$5,055,000		Wells Fargo Commercial Mortgage Trust	2.825%	10/15/49	$5,028,884
			Series - 2016 LC24 (Class ASB)
	2,000,000		Wells Fargo Commercial Mortgage Trust	2.827	11/15/49	1,990,140
			Series - 2016 NXS6 (Class ASB)
	1,180,000		Wells Fargo Commercial Mortgage Trust	3.467	04/15/50	1,179,918
			Series - 2015 LC20 (Class AS)
	2,000,000		Wells Fargo Commercial Mortgage Trust	3.185	03/15/59	2,031,369
			Series - 2016 C33 (Class ASB)
	2,000,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	1,998,769
			Series - 2016 C36 (Class ASB)
	1,250,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	1,294,739
			Series - 2014 C24 (Class A5)
			TOTAL OTHER MORTGAGE BACKED			717,390,011

			TOTAL STRUCTURED ASSETS			1,232,545,011
			(Cost $1,239,624,309)

			TOTAL BONDS			4,400,220,524
			(Cost $4,380,795,123)

SHARES			COMPANY
COMMON STOCKS - 0.0%

ENERGY - 0.0%
	7,951	*	Peabody Energy Corp			313,031
			TOTAL ENERGY			313,031
			TOTAL COMMON STOCKS			313,031
			(Cost $109,354)

PREFERRED STOCKS - 0.0%

ENERGY - 0.0%
	927	*	Peabody Energy Corp			73,585
			TOTAL ENERGY			73,585
			TOTAL PREFERRED STOCKS			73,585
			(Cost $24,257)

PRINCIPAL			ISSUER
SHORT-TERM INVESTMENTS - 3.1%

GOVERNMENT AGENCY DEBT - 0.2%
	$10,140,000		Federal Home Loan Bank (FHLB)	1.050	01/02/18	10,140,000
			TOTAL GOVERNMENT AGENCY DEBT			10,140,000

TREASURY DEBT - 2.9%
EGP	45,100,000	j	Egypt Treasury Bills	0.000	08/21/18	2,273,530
	$10,000,000		United States Cash Management Bill	0.900	01/02/18	10,000,000
	83,140,000		United States Treasury Bill	1.176-1.211	01/04/18	83,134,763
	22,250,000		United States Treasury Bill	1.136	01/11/18	22,243,450
	17,000,000		United States Treasury Bill	1.121	01/18/18	16,990,640
			TOTAL TREASURY DEBT			134,642,383
42

TIAA-CREF FUNDS - Bond Fund

ISSUER	VALUE
TOTAL SHORT-TERM INVESTMENTS	$144,782,383
(Cost $144,768,622)

TOTAL INVESTMENTS - 99.0%	4,604,742,591
(Cost $4,585,713,508)
OTHER ASSETS & LIABILITIES, NET - 1.0%	44,279,412
NET ASSETS - 100.0%	$4,649,022,003

Abbreviation(s):
BRL	Brazilian real
DGS5	5-Year Treasury Constant Maturity Rate
EGP	Egyptian pound
ICE	Intercontinental Exchange
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican peso
PEN	Peruvian neuvo sol
REIT	Real Estate Investment Trust
USD	United States Dollar
UYU	Uruguayan peso
W	Week
Y	Year
ZAR	South African rand

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2017, the aggregate value of these securities was $1,048,994,726 or 22.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
43

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2017

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 99.4%

CORPORATE BONDS - 25.9%

AUTOMOBILES & COMPONENTS - 0.1%
$100,000		Aptiv plc	3.150%	11/19/20	$101,537
250,000		Aptiv plc	4.250	01/15/26	265,241
100,000		Aptiv plc	4.400	10/01/46	102,914
200,000		BorgWarner, Inc	3.375	03/15/25	200,739
200,000		BorgWarner, Inc	4.375	03/15/45	205,805
600,000		Delphi Corp	4.150	03/15/24	633,488
425,000		Ford Motor Co	4.346	12/08/26	442,980
500,000		Ford Motor Co	7.450	07/16/31	653,385
1,050,000		Ford Motor Co	4.750	01/15/43	1,063,971
750,000		Ford Motor Co	5.291	12/08/46	815,467
350,000		General Motors Co	4.200	10/01/27	362,132
500,000		General Motors Co	6.600	04/01/36	608,816
500,000		General Motors Co	5.150	04/01/38	532,704
1,250,000		General Motors Co	6.250	10/02/43	1,479,451
350,000		General Motors Co	6.750	04/01/46	440,330
500,000		General Motors Co	5.400	04/01/48	544,901
175,000		Harley-Davidson, Inc	3.500	07/28/25	179,229
200,000		Harley-Davidson, Inc	4.625	07/28/45	217,415
750,000		Honeywell International, Inc	1.400	10/30/19	741,791
500,000		Honeywell International, Inc	1.800	10/30/19	497,300
750,000		Honeywell International, Inc	1.850	11/01/21	736,303
500,000		Honeywell International, Inc	3.350	12/01/23	517,871
1,000,000		Honeywell International, Inc	2.500	11/01/26	966,926
282,000	g	Honeywell International, Inc	3.812	11/21/47	292,945
1,150,000		Lear Corp	3.800	09/15/27	1,150,647
300,000		Magna International, Inc	3.625	06/15/24	310,135
100,000		Magna International, Inc	4.150	10/01/25	106,251
		TOTAL AUTOMOBILES & COMPONENTS			14,170,674

BANKS - 3.9%
400,000		Australia & New Zealand Banking Group Ltd	1.600	07/15/19	396,185
500,000		Australia & New Zealand Banking Group Ltd	2.050	09/23/19	498,174
300,000		Australia & New Zealand Banking Group Ltd	2.125	08/19/20	297,621
1,300,000		Australia & New Zealand Banking Group Ltd	2.250	11/09/20	1,291,883
300,000		Australia & New Zealand Banking Group Ltd	2.700	11/16/20	301,739
750,000		Australia & New Zealand Banking Group Ltd	2.300	06/01/21	743,514
500,000		Australia & New Zealand Banking Group Ltd	2.550	11/23/21	497,434
300,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	298,985
300,000		Australia & New Zealand Banking Group Ltd	2.625	11/09/22	298,000
200,000		Australia & New Zealand Banking Group Ltd	3.700	11/16/25	210,121
350,000		Banco Bilbao Vizcaya Argentaria S.A.	3.000	10/20/20	352,748
400,000		Banco Santander S.A.	3.500	04/11/22	407,810
600,000		Banco Santander S.A.	3.125	02/23/23	596,861
44

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$400,000		Banco Santander S.A.		4.250%	04/11/27	$414,559
400,000		Banco Santander S.A.		3.800	02/23/28	399,933
200,000		Bancolombia S.A.		5.950	06/03/21	216,300
365,000		Bank of America Corp		2.600	01/15/19	366,225
2,750,000		Bank of America Corp		2.650	04/01/19	2,765,396
1,000,000		Bank of America Corp		2.625	10/19/20	1,008,323
200,000		Bank of America Corp		2.151	11/09/20	199,069
1,750,000		Bank of America Corp		2.625	04/19/21	1,758,759
500,000		Bank of America Corp		2.369	07/21/21	499,091
1,000,000		Bank of America Corp		2.328	10/01/21	997,109
750,000		Bank of America Corp		2.503	10/21/22	741,919
2,225,000		Bank of America Corp		3.300	01/11/23	2,275,854
750,000		Bank of America Corp		3.124	01/20/23	760,714
1,000,000		Bank of America Corp		2.816	07/21/23	997,918
4,718,000	g	Bank of America Corp		3.004	12/20/23	4,729,450
3,500,000		Bank of America Corp		4.125	01/22/24	3,721,710
406,000		Bank of America Corp		4.000	04/01/24	429,106
1,475,000		Bank of America Corp		4.200	08/26/24	1,552,948
750,000		Bank of America Corp		4.000	01/22/25	780,095
3,550,000		Bank of America Corp		3.950	04/21/25	3,670,267
3,000,000		Bank of America Corp		3.093	10/01/25	2,992,430
750,000		Bank of America Corp		4.450	03/03/26	800,351
1,000,000		Bank of America Corp		3.500	04/19/26	1,022,133
400,000		Bank of America Corp		4.250	10/22/26	421,420
750,000		Bank of America Corp		3.248	10/21/27	744,012
1,000,000		Bank of America Corp		4.183	11/25/27	1,043,981
750,000		Bank of America Corp		3.824	01/20/28	775,560
2,000,000		Bank of America Corp		3.593	07/21/28	2,032,306
3,690,000	g	Bank of America Corp		3.419	12/20/28	3,689,655
1,500,000		Bank of America Corp		5.000	01/21/44	1,810,398
1,500,000		Bank of America Corp		4.443	01/20/48	1,688,835
500,000		Bank of Montreal		1.750	09/11/19	495,935
425,000		Bank of Montreal		2.100	12/12/19	423,771
1,500,000		Bank of Montreal		2.100	06/15/20	1,490,546
1,000,000		Bank of Montreal		1.900	08/27/21	978,829
500,000		Bank of Montreal		2.350	09/11/22	491,846
400,000		Bank of Montreal		2.550	11/06/22	396,399
425,000	i	Bank of Montreal	USD SWAP SEMI 30/360 5 Y + 1.432%	3.803	12/15/32	420,168
300,000		Bank of Nova Scotia		1.950	01/15/19	299,764
700,000		Bank of Nova Scotia		1.650	06/14/19	694,456
1,000,000		Bank of Nova Scotia		2.125	09/11/19	998,817
1,000,000		Bank of Nova Scotia		2.150	07/14/20	994,985
1,500,000		Bank of Nova Scotia		2.350	10/21/20	1,496,107
200,000		Bank of Nova Scotia		4.375	01/13/21	211,020
300,000		Bank of Nova Scotia		2.450	03/22/21	300,166
1,000,000		Bank of Nova Scotia		1.875	04/26/21	980,442
800,000		Bank of Nova Scotia		2.800	07/21/21	807,134
500,000		Bank of Nova Scotia		2.700	03/07/22	499,937
750,000		Bank of Nova Scotia		2.450	09/19/22	741,013
500,000		Bank of Nova Scotia		4.500	12/16/25	525,849
300,000		Barclays plc		2.875	06/08/20	300,887
600,000		Barclays plc		3.250	01/12/21	605,645
45

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,000,000	Barclays plc	3.200%	08/10/21	$2,010,470
1,500,000	Barclays plc	3.684	01/10/23	1,521,993
1,225,000	Barclays plc	3.650	03/16/25	1,222,774
600,000	Barclays plc	4.375	01/12/26	623,453
1,500,000	Barclays plc	5.200	05/12/26	1,598,117
500,000	Barclays plc	4.337	01/10/28	517,341
1,750,000	Barclays plc	4.836	05/09/28	1,820,966
500,000	Barclays plc	5.250	08/17/45	576,228
500,000	Barclays plc	4.950	01/10/47	554,338
1,000,000	BB&T Corp	2.250	02/01/19	1,001,658
400,000	BB&T Corp	6.850	04/30/19	424,008
300,000	BB&T Corp	2.625	06/29/20	302,026
300,000	BB&T Corp	2.150	02/01/21	297,138
300,000	BB&T Corp	2.850	04/01/21	304,089
500,000	BB&T Corp	2.050	05/10/21	492,811
200,000	BB&T Corp	3.950	03/22/22	208,925
750,000	BB&T Corp	2.750	04/01/22	755,231
700,000	BB&T Corp	2.850	10/26/24	694,742
500,000	BB&T Corp	3.800	10/30/26	523,164
300,000	BPCE S.A.	2.500	07/15/19	301,007
500,000	BPCE S.A.	2.250	01/27/20	498,724
1,300,000	BPCE S.A.	2.650	02/03/21	1,303,012
400,000	BPCE S.A.	2.750	12/02/21	401,061
500,000	BPCE S.A.	4.000	04/15/24	528,008
300,000	BPCE S.A.	3.375	12/02/26	303,484
500,000	Branch Banking & Trust Co	1.450	05/10/19	495,222
500,000	Branch Banking & Trust Co	2.100	01/15/20	498,847
500,000	Branch Banking & Trust Co	2.250	06/01/20	499,137
500,000	Branch Banking & Trust Co	2.625	01/15/22	500,887
250,000	Branch Banking & Trust Co	3.625	09/16/25	259,106
500,000	Canadian Imperial Bank of Commerce	1.600	09/06/19	494,795
300,000	Canadian Imperial Bank of Commerce	2.100	10/05/20	297,667
1,000,000	Canadian Imperial Bank of Commerce	2.550	06/16/22	993,090
300,000	Capital One Bank USA NA	2.250	02/13/19	299,585
300,000	Capital One Bank USA NA	2.300	06/05/19	299,619
800,000	Capital One Bank USA NA	2.400	09/05/19	798,839
900,000	Capital One Bank USA NA	2.950	07/23/21	905,270
500,000	Capital One Bank USA NA	2.650	08/08/22	494,700
972,000	Capital One Bank USA NA	3.375	02/15/23	981,453
1,000,000	Capital One NA	2.250	09/13/21	980,839
500,000	CitiBank NA	2.000	03/20/19	498,997
750,000	CitiBank NA	1.850	09/18/19	745,311
750,000	CitiBank NA	2.100	06/12/20	745,047
1,000,000	CitiBank NA	2.125	10/20/20	990,374
500,000	Citigroup, Inc	2.550	04/08/19	501,725
1,000,000	Citigroup, Inc	2.050	06/07/19	997,009
500,000	Citigroup, Inc	2.450	01/10/20	500,205
4,250,000	Citigroup, Inc	2.700	03/30/21	4,262,507
1,250,000	Citigroup, Inc	2.350	08/02/21	1,236,245
750,000	Citigroup, Inc	2.900	12/08/21	754,852
2,700,000	Citigroup, Inc	4.500	01/14/22	2,871,833
500,000	Citigroup, Inc	2.700	10/27/22	494,590
46

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,600,000	Citigroup, Inc	3.500%	05/15/23	$4,681,589
1,000,000	Citigroup, Inc	2.876	07/24/23	994,860
500,000	Citigroup, Inc	4.000	08/05/24	521,333
750,000	Citigroup, Inc	3.875	03/26/25	767,559
1,000,000	Citigroup, Inc	3.300	04/27/25	1,009,084
525,000	Citigroup, Inc	4.400	06/10/25	554,026
1,000,000	Citigroup, Inc	3.700	01/12/26	1,029,248
750,000	Citigroup, Inc	4.600	03/09/26	797,966
1,000,000	Citigroup, Inc	3.400	05/01/26	1,005,706
1,000,000	Citigroup, Inc	3.200	10/21/26	991,909
1,100,000	Citigroup, Inc	4.300	11/20/26	1,149,981
1,250,000	Citigroup, Inc	4.450	09/29/27	1,322,993
500,000	Citigroup, Inc	3.887	01/10/28	517,396
1,000,000	Citigroup, Inc	3.668	07/24/28	1,014,250
1,700,000	Citigroup, Inc	4.125	07/25/28	1,751,564
2,000,000	Citigroup, Inc	3.520	10/27/28	2,008,826
200,000	Citigroup, Inc	5.875	01/30/42	262,835
225,000	Citigroup, Inc	6.675	09/13/43	311,145
525,000	Citigroup, Inc	4.650	07/30/45	596,999
2,800,000	Citigroup, Inc	4.750	05/18/46	3,083,807
300,000	Citizens Bank NA	2.300	12/03/18	300,204
300,000	Citizens Bank NA	2.450	12/04/19	300,168
750,000	Citizens Bank NA	2.250	03/02/20	746,386
250,000	Citizens Bank NA	2.200	05/26/20	248,240
300,000	Citizens Bank NA	2.250	10/30/20	297,203
150,000	Citizens Bank NA	2.550	05/13/21	149,430
350,000	Citizens Bank NA	2.650	05/26/22	346,755
100,000	Citizens Financial Group, Inc	2.375	07/28/21	98,681
300,000	Citizens Financial Group, Inc	4.300	12/03/25	314,588
200,000	Comerica Bank	4.000	07/27/25	207,065
600,000	Comerica, Inc	2.500	06/02/20	599,171
1,250,000	Commonwealth Bank of Australia	2.250	03/13/19	1,250,708
500,000	Commonwealth Bank of Australia	2.050	03/15/19	499,416
500,000	Commonwealth Bank of Australia	2.300	09/06/19	500,629
500,000	Commonwealth Bank of Australia	2.400	11/02/20	499,871
300,000	Commonwealth Bank of Australia	2.550	03/15/21	300,091
250,000	Compass Bank	2.875	06/29/22	247,354
500,000	Compass Bank	3.875	04/10/25	501,478
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	1,501,515
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/20	1,498,401
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,575,395
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	05/21/25	1,542,918
400,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	508,528
1,100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,323,573
500,000	Cooperatieve Rabobank UA	1.375	08/09/19	493,247
1,000,000	Cooperatieve Rabobank UA	2.500	01/19/21	1,004,488
625,000	Cooperatieve Rabobank UA	2.750	01/10/22	629,960
350,000	Cooperatieve Rabobank UA	3.750	07/21/26	354,468
250,000	Deutsche Bank AG	2.850	05/10/19	250,811
2,300,000	Deutsche Bank AG	3.125	01/13/21	2,313,343
500,000	Deutsche Bank AG	3.375	05/12/21	504,563
1,800,000	Deutsche Bank AG	4.100	01/13/26	1,831,219
500,000	Deutsche Bank AG.	2.700	07/13/20	497,518
47

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Deutsche Bank AG.	3.300%	11/16/22	$497,384
300,000	Discover Bank	3.100	06/04/20	303,542
300,000	Discover Bank	3.200	08/09/21	304,300
900,000	Discover Bank	4.200	08/08/23	944,965
200,000	Discover Bank	4.250	03/13/26	208,536
825,000	Discover Bank	3.450	07/27/26	814,180
300,000	Fifth Third Bancorp	2.300	03/01/19	300,224
250,000	Fifth Third Bancorp	2.300	03/15/19	250,171
375,000	Fifth Third Bancorp	2.375	04/25/19	376,056
400,000	Fifth Third Bancorp	2.875	07/27/20	404,201
200,000	Fifth Third Bancorp	2.875	10/01/21	201,941
200,000	Fifth Third Bancorp	3.500	03/15/22	205,874
750,000	Fifth Third Bancorp	2.600	06/15/22	745,540
500,000	Fifth Third Bancorp	4.300	01/16/24	530,576
1,600,000	Fifth Third Bancorp	3.850	03/15/26	1,650,191
140,000	Fifth Third Bancorp	8.250	03/01/38	213,641
500,000	Fifth Third Bank	1.625	09/27/19	494,174
500,000	Fifth Third Bank	2.200	10/30/20	496,881
300,000	Fifth Third Bank	2.250	06/14/21	297,102
200,000	First Horizon National Corp	3.500	12/15/20	204,221
250,000	First Republic Bank	2.375	06/17/19	249,522
500,000	First Republic Bank	2.500	06/06/22	493,350
175,000	First Republic Bank	4.375	08/01/46	178,744
750,000	HSBC Bank USA NA	4.875	08/24/20	793,101
266,000	HSBC Bank USA NA	5.875	11/01/34	342,854
33,000	HSBC Bank USA NA	7.000	01/15/39	48,725
950,000	HSBC Holdings plc	3.400	03/08/21	970,903
400,000	HSBC Holdings plc	2.950	05/25/21	402,709
1,000,000	HSBC Holdings plc	2.650	01/05/22	993,248
150,000	HSBC Holdings plc	4.875	01/14/22	161,372
1,400,000	HSBC Holdings plc	3.262	03/13/23	1,419,319
1,750,000	HSBC Holdings plc	3.600	05/25/23	1,800,232
200,000	HSBC Holdings plc	3.033	11/22/23	200,375
1,350,000	HSBC Holdings plc	4.250	03/14/24	1,409,899
1,000,000	HSBC Holdings plc	4.250	08/18/25	1,036,779
1,225,000	HSBC Holdings plc	4.300	03/08/26	1,302,064
1,900,000	HSBC Holdings plc	3.900	05/25/26	1,970,047
250,000	HSBC Holdings plc	4.375	11/23/26	260,934
1,500,000	HSBC Holdings plc	4.041	03/13/28	1,562,769
2,325,000	HSBC Holdings plc	6.500	09/15/37	3,055,482
550,000	HSBC Holdings plc	6.100	01/14/42	754,493
1,175,000	HSBC Holdings plc	5.250	03/14/44	1,376,682
500,000	HSBC USA, Inc	2.250	06/23/19	499,926
750,000	HSBC USA, Inc	2.375	11/13/19	750,782
2,500,000	HSBC USA, Inc	2.350	03/05/20	2,499,543
750,000	HSBC USA, Inc	2.750	08/07/20	754,061
1,000,000	HSBC USA, Inc	3.500	06/23/24	1,026,626
500,000	Huntington Bancshares, Inc	3.150	03/14/21	507,819
500,000	Huntington Bancshares, Inc	2.300	01/14/22	491,891
400,000	Huntington National Bank	2.375	03/10/20	399,368
500,000	Huntington National Bank	2.500	08/07/22	493,102
300,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	299,173
48

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	Industrial & Commercial Bank of China Ltd	3.231%	11/13/19	$252,107
1,300,000	Industrial & Commercial Bank of China Ltd	2.905	11/13/20	1,297,387
300,000	Industrial & Commercial Bank of China Ltd	2.635	05/26/21	296,417
250,000	Industrial & Commercial Bank of China Ltd	2.452	10/20/21	244,986
750,000	ING Groep NV	3.150	03/29/22	758,877
1,250,000	ING Groep NV	3.950	03/29/27	1,302,786
500,000	Intesa Sanpaolo S.p.A	3.875	01/15/19	506,638
500,000	Intesa Sanpaolo S.p.A	5.250	01/12/24	547,678
1,000,000	JPMorgan Chase & Co	2.350	01/28/19	1,001,898
500,000	JPMorgan Chase & Co	1.850	03/22/19	497,987
1,000,000	JPMorgan Chase & Co	2.200	10/22/19	998,942
1,750,000	JPMorgan Chase & Co	2.250	01/23/20	1,748,734
1,750,000	JPMorgan Chase & Co	2.750	06/23/20	1,765,171
700,000	JPMorgan Chase & Co	4.400	07/22/20	735,326
1,820,000	JPMorgan Chase & Co	4.250	10/15/20	1,908,169
2,000,000	JPMorgan Chase & Co	2.550	10/29/20	2,005,738
2,000,000	JPMorgan Chase & Co	2.550	03/01/21	2,000,877
1,000,000	JPMorgan Chase & Co	2.400	06/07/21	994,532
325,000	JPMorgan Chase & Co	2.295	08/15/21	322,056
1,950,000	JPMorgan Chase & Co	4.350	08/15/21	2,067,989
500,000	JPMorgan Chase & Co	4.500	01/24/22	534,965
3,150,000	JPMorgan Chase & Co	3.250	09/23/22	3,224,703
750,000	JPMorgan Chase & Co	2.972	01/15/23	756,183
2,350,000	JPMorgan Chase & Co	3.200	01/25/23	2,396,662
1,750,000	JPMorgan Chase & Co	3.375	05/01/23	1,778,544
500,000	JPMorgan Chase & Co	2.700	05/18/23	496,647
1,000,000	JPMorgan Chase & Co	3.625	05/13/24	1,039,592
2,100,000	JPMorgan Chase & Co	3.875	09/10/24	2,190,084
750,000	JPMorgan Chase & Co	3.220	03/01/25	755,688
1,600,000	JPMorgan Chase & Co	3.900	07/15/25	1,676,958
750,000	JPMorgan Chase & Co	3.300	04/01/26	755,719
1,000,000	JPMorgan Chase & Co	3.200	06/15/26	999,194
500,000	JPMorgan Chase & Co	2.950	10/01/26	490,982
1,000,000	JPMorgan Chase & Co	4.125	12/15/26	1,054,623
650,000	JPMorgan Chase & Co	4.250	10/01/27	690,651
500,000	JPMorgan Chase & Co	3.625	12/01/27	505,237
1,000,000	JPMorgan Chase & Co	3.782	02/01/28	1,035,958
1,000,000	JPMorgan Chase & Co	3.882	07/24/38	1,032,213
958,000	JPMorgan Chase & Co	5.500	10/15/40	1,205,540
1,000,000	JPMorgan Chase & Co	5.625	08/16/43	1,240,532
1,800,000	JPMorgan Chase & Co	4.950	06/01/45	2,090,215
2,050,000	JPMorgan Chase & Co	4.260	02/22/48	2,216,702
1,000,000	JPMorgan Chase & Co	4.032	07/24/48	1,041,875
1,500,000	JPMorgan Chase & Co	3.964	11/15/48	1,547,271
750,000	JPMorgan Chase & Co	6.000	12/30/49	806,288
750,000	JPMorgan Chase Bank NA	1.650	09/23/19	743,585
200,000	KeyBank NA	2.350	03/08/19	200,352
790,000	KeyBank NA	1.600	08/22/19	781,288
250,000	KeyBank NA	2.500	12/15/19	250,707
175,000	KeyBank NA	2.250	03/16/20	174,477
500,000	KeyBank NA	2.500	11/22/21	497,317
300,000	KeyBank NA	3.180	05/22/22	302,206
300,000	KeyBank NA	2.400	06/09/22	295,930
49

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	KeyBank NA	2.300%	09/14/22	$294,057
500,000	KeyBank NA	3.300	06/01/25	507,397
300,000	KeyBank NA	3.400	05/20/26	298,801
200,000	KeyCorp	2.900	09/15/20	201,857
150,000	KeyCorp	5.100	03/24/21	161,636
800,000	Lloyds Bank plc	2.700	08/17/20	803,065
850,000	Lloyds Banking Group plc	3.100	07/06/21	858,490
300,000	Lloyds Banking Group plc	3.000	01/11/22	301,462
500,000	Lloyds Banking Group plc	2.907	11/07/23	495,647
2,500,000	Lloyds Banking Group plc	4.500	11/04/24	2,622,649
300,000	Lloyds Banking Group plc	4.650	03/24/26	316,692
300,000	Lloyds Banking Group plc	3.750	01/11/27	304,575
1,550,000	Lloyds Banking Group plc	3.574	11/07/28	1,534,955
200,000	Lloyds Banking Group plc	5.300	12/01/45	236,820
650,000	Manufacturers & Traders Trust Co	2.300	01/30/19	651,728
300,000	Manufacturers & Traders Trust Co	2.250	07/25/19	300,261
150,000	Manufacturers & Traders Trust Co	2.100	02/06/20	149,497
250,000	Manufacturers & Traders Trust Co	2.050	08/17/20	248,147
500,000	Manufacturers & Traders Trust Co	2.500	05/18/22	497,785
1,100,000	Manufacturers & Traders Trust Co	2.900	02/06/25	1,094,708
100,000	Manufacturers & Traders Trust Co	3.400	08/17/27	101,135
2,125,000	Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	2,144,196
500,000	Mitsubishi UFJ Financial Group, Inc	2.190	09/13/21	490,899
400,000	Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	402,493
500,000	Mitsubishi UFJ Financial Group, Inc	2.665	07/25/22	495,213
350,000	Mitsubishi UFJ Financial Group, Inc	2.527	09/13/23	340,857
1,600,000	Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	1,656,365
300,000	Mitsubishi UFJ Financial Group, Inc	2.757	09/13/26	287,218
400,000	Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	409,761
500,000	Mitsubishi UFJ Financial Group, Inc	3.287	07/25/27	497,565
750,000	Mizuho Financial Group, Inc	2.273	09/13/21	736,233
200,000	Mizuho Financial Group, Inc	2.953	02/28/22	200,454
300,000	Mizuho Financial Group, Inc	2.601	09/11/22	295,239
750,000	Mizuho Financial Group, Inc	2.839	09/13/26	721,644
200,000	Mizuho Financial Group, Inc	3.663	02/28/27	204,388
300,000	Mizuho Financial Group, Inc	3.170	09/11/27	294,456
500,000	MUFG Americas Holdings Corp	2.250	02/10/20	497,257
200,000	MUFG Americas Holdings Corp	3.000	02/10/25	197,420
300,000	National Australia Bank Ltd	2.000	01/14/19	299,465
500,000	National Australia Bank Ltd	1.375	07/12/19	493,718
500,000	National Australia Bank Ltd	2.250	01/10/20	499,475
500,000	National Australia Bank Ltd	2.125	05/22/20	497,017
350,000	National Australia Bank Ltd	2.625	07/23/20	351,824
300,000	National Australia Bank Ltd	2.625	01/14/21	301,246
500,000	National Australia Bank Ltd	1.875	07/12/21	489,292
500,000	National Australia Bank Ltd	2.800	01/10/22	502,280
500,000	National Australia Bank Ltd	2.500	05/22/22	496,046
200,000	National Australia Bank Ltd	3.000	01/20/23	201,540
300,000	National Australia Bank Ltd	3.375	01/14/26	304,435
500,000	National Australia Bank Ltd	2.500	07/12/26	476,026
400,000	National Bank of Canada	2.150	06/12/20	397,702
300,000	National Bank of Canada	2.200	11/02/20	298,782
50

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$350,000	Northern Trust Corp	2.375%	08/02/22	$349,690
500,000	Northern Trust Corp	3.950	10/30/25	529,562
100,000	Northern Trust Corp	3.375	05/08/32	99,600
300,000	People’s United Bank	4.000	07/15/24	302,931
100,000	People’s United Financial, Inc	3.650	12/06/22	102,380
150,000	PNC Bank NA	2.200	01/28/19	150,036
500,000	PNC Bank NA	1.950	03/04/19	499,086
800,000	PNC Bank NA	2.250	07/02/19	800,403
500,000	PNC Bank NA	1.450	07/29/19	493,670
600,000	PNC Bank NA	2.400	10/18/19	600,822
750,000	PNC Bank NA	2.000	05/19/20	743,845
300,000	PNC Bank NA	2.300	06/01/20	299,685
300,000	PNC Bank NA	2.600	07/21/20	301,890
550,000	PNC Bank NA	2.450	11/05/20	550,784
500,000	PNC Bank NA	2.150	04/29/21	495,504
500,000	PNC Bank NA	2.550	12/09/21	499,692
500,000	PNC Bank NA	2.625	02/17/22	501,075
1,500,000	PNC Bank NA	2.450	07/28/22	1,487,188
750,000	PNC Bank NA	2.700	11/01/22	746,208
500,000	PNC Bank NA	2.950	01/30/23	503,244
600,000	PNC Bank NA	2.950	02/23/25	598,647
550,000	PNC Bank NA	3.250	06/01/25	558,078
500,000	PNC Bank NA	3.100	10/25/27	498,553
300,000	PNC Financial Services Group, Inc	3.900	04/29/24	314,066
300,000	PNC Financial Services Group, Inc	3.150	05/19/27	300,938
150,000	PNC Financial Services Group, Inc	2.854	11/09/22	150,244
645,000	PNC Funding Corp	5.125	02/08/20	680,706
50,000	PNC Funding Corp	4.375	08/11/20	52,535
500,000	Rabobank Nederland NV	4.500	01/11/21	529,928
350,000	Rabobank Nederland NV	5.250	05/24/41	441,024
1,350,000	Regions Financial Corp	3.200	02/08/21	1,373,451
500,000	Regions Financial Corp	2.750	08/14/22	498,361
500,000	Royal Bank of Canada	2.000	10/01/18	500,219
750,000	Royal Bank of Canada	2.000	12/10/18	749,192
600,000	Royal Bank of Canada	2.150	03/15/19	599,980
750,000	Royal Bank of Canada	1.625	04/15/19	744,682
300,000	Royal Bank of Canada	1.500	07/29/19	296,541
1,000,000	Royal Bank of Canada	2.200	09/23/19	999,380
750,000	Royal Bank of Canada	1.875	02/05/20	743,713
500,000	Royal Bank of Canada	2.125	03/02/20	498,470
250,000	Royal Bank of Canada	2.150	03/06/20	249,082
500,000	Royal Bank of Canada	2.100	10/14/20	496,360
500,000	Royal Bank of Canada	2.150	10/26/20	496,735
500,000	Royal Bank of Canada	2.350	10/30/20	499,848
500,000	Royal Bank of Canada	2.500	01/19/21	501,436
750,000	Royal Bank of Canada	2.300	03/22/21	745,481
1,300,000	Royal Bank of Canada	2.750	02/01/22	1,316,088
1,000,000	Royal Bank of Canada	4.650	01/27/26	1,077,357
1,500,000	Royal Bank of Scotland Group plc	3.498	05/15/23	1,503,085
1,000,000	Royal Bank of Scotland Group plc	3.875	09/12/23	1,016,785
750,000	Royal Bank of Scotland Group plc	4.800	04/05/26	805,640
400,000	Santander Holdings USA, Inc	2.700	05/24/19	400,839
250,000	Santander Holdings USA, Inc	2.650	04/17/20	249,852
51

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,150,000	g	Santander Holdings USA, Inc	3.700%	03/28/22	$1,163,703
200,000	g	Santander Holdings USA, Inc	3.400	01/18/23	199,193
250,000		Santander Holdings USA, Inc	4.500	07/17/25	260,705
450,000	g	Santander Holdings USA, Inc	4.400	07/13/27	460,063
400,000		Santander Issuances SAU	5.179	11/19/25	431,895
600,000		Santander UK Group Holdings plc	2.875	10/16/20	601,981
200,000		Santander UK Group Holdings plc	3.125	01/08/21	201,843
750,000		Santander UK Group Holdings plc	2.875	08/05/21	748,002
1,500,000		Santander UK Group Holdings plc	3.571	01/10/23	1,521,445
300,000		Santander UK Group Holdings plc	3.823	11/03/28	300,606
500,000		Santander UK plc	2.500	03/14/19	501,499
1,200,000		Santander UK plc	2.125	11/03/20	1,190,260
500,000		Santander UK plc	4.000	03/13/24	527,742
400,000		Skandinaviska Enskilda Banken AB	1.500	09/13/19	394,835
300,000		Skandinaviska Enskilda Banken AB	2.300	03/11/20	299,401
500,000		Skandinaviska Enskilda Banken AB	2.625	03/15/21	501,809
400,000		Skandinaviska Enskilda Banken AB	1.875	09/13/21	390,173
300,000		Skandinaviska Enskilda Banken AB	2.800	03/11/22	302,350
300,000		Sumitomo Mitsui Banking Corp	2.450	01/10/19	300,655
500,000		Sumitomo Mitsui Banking Corp	2.050	01/18/19	499,214
500,000		Sumitomo Mitsui Banking Corp	2.250	07/11/19	499,775
300,000		Sumitomo Mitsui Banking Corp	2.092	10/18/19	298,543
500,000		Sumitomo Mitsui Banking Corp	2.650	07/23/20	502,334
300,000		Sumitomo Mitsui Banking Corp	2.450	10/20/20	300,479
250,000		Sumitomo Mitsui Banking Corp	3.200	07/18/22	253,479
800,000		Sumitomo Mitsui Banking Corp	3.000	01/18/23	798,585
300,000		Sumitomo Mitsui Banking Corp	3.950	01/10/24	315,131
500,000		Sumitomo Mitsui Banking Corp	3.400	07/11/24	511,617
250,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	258,940
500,000		Sumitomo Mitsui Financial Group, Inc	2.934	03/09/21	504,688
1,250,000		Sumitomo Mitsui Financial Group, Inc	2.058	07/14/21	1,224,891
425,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	420,477
700,000		Sumitomo Mitsui Financial Group, Inc	2.846	01/11/22	701,309
500,000		Sumitomo Mitsui Financial Group, Inc	2.784	07/12/22	497,079
1,225,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	1,217,124
1,000,000		Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	1,033,806
500,000		Sumitomo Mitsui Financial Group, Inc	2.632	07/14/26	475,831
500,000		Sumitomo Mitsui Financial Group, Inc	3.010	10/19/26	486,570
500,000		Sumitomo Mitsui Financial Group, Inc	3.446	01/11/27	505,371
500,000		Sumitomo Mitsui Financial Group, Inc	3.364	07/12/27	498,745
500,000		Sumitomo Mitsui Financial Group, Inc	3.352	10/18/27	497,052
500,000		SunTrust Bank	2.250	01/31/20	499,201
1,000,000		SunTrust Bank	2.450	08/01/22	985,918
200,000		SunTrust Bank	3.300	05/15/26	198,025
800,000		SunTrust Banks, Inc	2.900	03/03/21	808,883
500,000		SunTrust Banks, Inc	2.700	01/27/22	499,924
225,000		SunTrust Banks, Inc	2.750	05/01/23	222,907
50,000		SVB Financial Group	5.375	09/15/20	53,435
300,000		Svenska Handelsbanken AB	2.500	01/25/19	301,135
500,000		Svenska Handelsbanken AB	2.250	06/17/19	500,173
250,000		Svenska Handelsbanken AB	1.500	09/06/19	247,011
1,350,000		Svenska Handelsbanken AB	1.950	09/08/20	1,335,463
52

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$800,000		Svenska Handelsbanken AB		2.400%	10/01/20	$800,775
750,000		Svenska Handelsbanken AB		2.450	03/30/21	748,889
250,000		Svenska Handelsbanken AB		1.875	09/07/21	244,228
225,000		Synchrony Bank		3.000	06/15/22	224,055
300,000		Synovus Financial Corp		3.125	11/01/22	297,510
700,000		Toronto-Dominion Bank		1.950	01/22/19	699,212
500,000		Toronto-Dominion Bank		2.125	07/02/19	499,895
500,000		Toronto-Dominion Bank		1.450	08/13/19	494,128
750,000		Toronto-Dominion Bank		1.900	10/24/19	745,629
300,000		Toronto-Dominion Bank		2.250	11/05/19	300,147
200,000		Toronto-Dominion Bank		1.850	09/11/20	197,775
300,000		Toronto-Dominion Bank		2.500	12/14/20	300,936
900,000		Toronto-Dominion Bank		2.125	04/07/21	891,343
1,500,000		Toronto-Dominion Bank		1.800	07/13/21	1,468,748
1,000,000	i	Toronto-Dominion Bank	USD SWAP SEMI 30/360 5 Y + 2.205%	3.625	09/15/31	997,028
225,000		UnionBanCal Corp		3.500	06/18/22	230,611
500,000		US Bancorp		2.200	04/25/19	501,377
700,000		US Bancorp		2.625	01/24/22	703,939
200,000		US Bancorp		2.950	07/15/22	202,671
375,000		US Bancorp		3.700	01/30/24	393,762
500,000		US Bancorp		3.600	09/11/24	517,849
750,000		US Bancorp		3.100	04/27/26	744,518
500,000		US Bancorp		2.375	07/22/26	470,629
1,000,000		US Bancorp		3.150	04/27/27	1,001,537
500,000		US Bank NA		2.125	10/28/19	500,128
2,050,000		US Bank NA		2.000	01/24/20	2,041,236
500,000		US Bank NA		2.050	10/23/20	496,361
500,000		US Bank NA		2.800	01/27/25	496,512
500,000		Wells Fargo Bank NA		1.750	05/24/19	497,178
500,000		Wells Fargo Bank NA		2.150	12/06/19	499,169
500,000		Westpac Banking Corp		2.250	01/17/19	501,379
500,000		Westpac Banking Corp		1.650	05/13/19	496,217
500,000		Westpac Banking Corp		1.600	08/19/19	494,755
75,000		Westpac Banking Corp		4.875	11/19/19	78,614
800,000		Westpac Banking Corp		2.150	03/06/20	796,391
2,300,000		Westpac Banking Corp		2.300	05/26/20	2,300,864
500,000		Westpac Banking Corp		2.100	05/13/21	494,082
500,000		Westpac Banking Corp		2.000	08/19/21	490,702
400,000		Westpac Banking Corp		2.800	01/11/22	402,783
750,000		Westpac Banking Corp		2.500	06/28/22	745,246
300,000		Westpac Banking Corp		2.750	01/11/23	299,346
500,000		Westpac Banking Corp		2.850	05/13/26	487,851
500,000		Westpac Banking Corp		2.700	08/19/26	480,555
500,000		Westpac Banking Corp		3.350	03/08/27	505,315
950,000	i	Westpac Banking Corp	USD ICE SWAP 11:00 NY 5 Y + 2.236%	4.322	11/23/31	978,532
		TOTAL BANKS				363,474,517

CAPITAL GOODS - 0.9%
100,000		Agilent Technologies, Inc		5.000	07/15/20	106,177
100,000		Agilent Technologies, Inc		3.200	10/01/22	100,837
400,000		Agilent Technologies, Inc		3.875	07/15/23	414,230
53

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Agilent Technologies, Inc	3.050%	09/22/26	$192,187
600,000	Air Lease Corp	3.375	01/15/19	605,776
200,000	Air Lease Corp	2.125	01/15/20	198,522
200,000	Air Lease Corp	3.875	04/01/21	207,136
200,000	Air Lease Corp	3.375	06/01/21	204,278
500,000	Air Lease Corp	3.750	02/01/22	516,558
400,000	Air Lease Corp	2.625	07/01/22	394,555
200,000	Air Lease Corp	2.750	01/15/23	197,051
500,000	Air Lease Corp	3.625	04/01/27	499,461
200,000	Air Lease Corp	3.625	12/01/27	199,850
250,000	Applied Materials, Inc	2.625	10/01/20	252,721
200,000	Applied Materials, Inc	4.300	06/15/21	212,083
250,000	Applied Materials, Inc	3.900	10/01/25	265,291
800,000	Applied Materials, Inc	3.300	04/01/27	813,447
250,000	Applied Materials, Inc	5.100	10/01/35	300,388
100,000	Applied Materials, Inc	5.850	06/15/41	130,901
500,000	Applied Materials, Inc	4.350	04/01/47	560,362
200,000	Arrow Electronics, Inc	3.500	04/01/22	202,656
125,000	Arrow Electronics, Inc	3.250	09/08/24	122,458
200,000	Arrow Electronics, Inc	4.000	04/01/25	204,037
200,000	Arrow Electronics, Inc	3.875	01/12/28	199,340
200,000	Avnet, Inc	3.750	12/01/21	202,855
300,000	Avnet, Inc	4.875	12/01/22	318,881
200,000	Avnet, Inc	4.625	04/15/26	206,224
100,000	Carlisle Cos, Inc	3.750	11/15/22	102,498
200,000	Carlisle Cos, Inc	3.500	12/01/24	201,534
200,000	Carlisle Cos, Inc	3.750	12/01/27	202,018
1,361,000	Caterpillar Financial Services Corp	7.150	02/15/19	1,436,920
200,000	Caterpillar Financial Services Corp	1.900	03/22/19	199,680
300,000	Caterpillar Financial Services Corp	1.350	05/18/19	297,038
300,000	Caterpillar Financial Services Corp	2.100	06/09/19	300,118
300,000	Caterpillar Financial Services Corp	2.000	11/29/19	299,319
150,000	Caterpillar Financial Services Corp	2.250	12/01/19	150,218
500,000	Caterpillar Financial Services Corp	2.100	01/10/20	498,937
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	199,045
300,000	Caterpillar Financial Services Corp	1.850	09/04/20	296,477
750,000	Caterpillar Financial Services Corp	1.700	08/09/21	731,364
500,000	Caterpillar Financial Services Corp	2.400	06/06/22	496,887
500,000	Caterpillar Financial Services Corp	2.550	11/29/22	498,330
700,000	Caterpillar Financial Services Corp	3.750	11/24/23	736,282
200,000	Caterpillar Financial Services Corp	3.300	06/09/24	205,432
525,000	Caterpillar Financial Services Corp	3.250	12/01/24	538,489
500,000	Caterpillar Financial Services Corp	2.400	08/09/26	477,952
200,000	Caterpillar, Inc	3.900	05/27/21	209,739
1,700,000	Caterpillar, Inc	3.400	05/15/24	1,765,891
738,000	Caterpillar, Inc	3.803	08/15/42	790,050
300,000	Caterpillar, Inc	4.300	05/15/44	344,559
1,000,000	CNH Industrial Capital LLC	3.875	10/15/21	1,017,540
300,000	CRH America, Inc	5.750	01/15/21	325,112
200,000	Cummins, Inc	3.650	10/01/23	210,440
200,000	Cummins, Inc	4.875	10/01/43	239,561
300,000	Danaher Corp	2.400	09/15/20	301,110
54

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Danaher Corp	3.350%	09/15/25	$206,694
200,000		Danaher Corp	4.375	09/15/45	226,418
150,000		Deere & Co	2.600	06/08/22	150,147
218,000		Deere & Co	5.375	10/16/29	263,881
650,000		Deere & Co	3.900	06/09/42	702,755
825,000		Dover Corp	3.150	11/15/25	836,032
100,000		Dover Corp	5.375	03/01/41	122,367
1,075,000		Eaton Corp	2.750	11/02/22	1,077,996
200,000		Eaton Corp	3.103	09/15/27	196,435
150,000		Eaton Corp	4.000	11/02/32	154,821
250,000		Eaton Corp	4.150	11/02/42	260,096
200,000		Eaton Corp	3.915	09/15/47	199,014
1,650,000		Embraer Netherlands Finance BV	5.400	02/01/27	1,782,000
400,000		Emerson Electric Co	4.875	10/15/19	418,025
350,000		Emerson Electric Co	2.625	02/15/23	349,089
200,000		Emerson Electric Co	3.150	06/01/25	203,055
200,000		Emerson Electric Co	5.250	11/15/39	237,199
200,000		FLIR Systems, Inc	3.125	06/15/21	201,460
150,000		Flowserve Corp	3.500	09/15/22	150,617
200,000		Flowserve Corp	4.000	11/15/23	204,912
100,000		Fortive Corp	1.800	06/15/19	99,269
200,000		Fortive Corp	2.350	06/15/21	198,230
275,000		Fortive Corp	3.150	06/15/26	273,080
250,000		Fortive Corp	4.300	06/15/46	266,652
600,000		General Dynamics Corp	2.250	11/15/22	592,168
300,000		General Dynamics Corp	1.875	08/15/23	287,617
200,000		General Dynamics Corp	2.375	11/15/24	195,530
200,000		General Dynamics Corp	2.125	08/15/26	187,197
200,000		General Dynamics Corp	2.625	11/15/27	193,577
225,000		General Dynamics Corp	3.600	11/15/42	230,165
1,725,000		General Electric Co	2.700	10/09/22	1,722,125
2,875,000		General Electric Co	4.125	10/09/42	3,009,226
850,000		General Electric Co	4.500	03/11/44	940,772
300,000	g	Huntington Ingalls Industries, Inc	3.483	12/01/27	299,250
100,000		IDEX Corp	4.500	12/15/20	104,186
200,000		IDEX Corp	4.200	12/15/21	207,218
300,000		Illinois Tool Works, Inc	1.950	03/01/19	299,493
500,000		Illinois Tool Works, Inc	6.250	04/01/19	524,698
1,000,000		Illinois Tool Works, Inc	2.650	11/15/26	975,863
200,000		Illinois Tool Works, Inc	4.875	09/15/41	240,514
500,000		Illinois Tool Works, Inc	3.900	09/01/42	535,360
250,000		Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	251,278
300,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	319,634
200,000		Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	252,943
500,000		Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	499,834
100,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	103,289
300,000		John Deere Capital Corp	1.950	01/08/19	299,744
300,000		John Deere Capital Corp	1.250	10/09/19	295,470
350,000		John Deere Capital Corp	1.700	01/15/20	346,569
200,000		John Deere Capital Corp	2.200	03/13/20	199,778
300,000		John Deere Capital Corp	1.950	06/22/20	297,853
125,000		John Deere Capital Corp	2.450	09/11/20	125,612
1,175,000		John Deere Capital Corp	2.550	01/08/21	1,179,430
55

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	John Deere Capital Corp	2.800%	03/04/21	$404,121
200,000	John Deere Capital Corp	3.150	10/15/21	204,974
500,000	John Deere Capital Corp	2.650	01/06/22	502,853
400,000	John Deere Capital Corp	2.150	09/08/22	391,426
200,000	John Deere Capital Corp	2.800	01/27/23	201,173
600,000	John Deere Capital Corp	2.800	03/06/23	602,253
300,000	John Deere Capital Corp	3.350	06/12/24	308,857
850,000	John Deere Capital Corp	2.650	06/24/24	841,725
125,000	John Deere Capital Corp	3.400	09/11/25	129,217
200,000	John Deere Capital Corp	2.800	09/08/27	196,255
160,000	Johnson Controls International plc	4.250	03/01/21	167,464
300,000	Johnson Controls International plc	3.900	02/14/26	313,806
270,000	Johnson Controls International plc	6.000	01/15/36	336,938
200,000	Johnson Controls International plc	5.125	09/14/45	234,570
125,000	Johnson Controls International plc	4.500	02/15/47	137,197
300,000	Johnson Controls International plc	3.625	07/02/24	310,864
325,000	Johnson Controls International plc	4.625	07/02/44	357,672
100,000	Johnson Controls International plc	4.950	07/02/64	110,038
150,000	Kennametal, Inc	3.875	02/15/22	150,997
1,366,000	KLA-Tencor Corp	4.125	11/01/21	1,424,836
200,000	KLA-Tencor Corp	4.650	11/01/24	216,894
509,000	Lam Research Corp	2.750	03/15/20	512,575
400,000	Lam Research Corp	2.800	06/15/21	402,471
200,000	Lam Research Corp	3.800	03/15/25	207,867
100,000	Legrand France S.A.	8.500	02/15/25	129,698
100,000	Lennox International, Inc	3.000	11/15/23	98,727
1,075,000	Lockheed Martin Corp	2.500	11/23/20	1,081,788
500,000	Lockheed Martin Corp	3.100	01/15/23	507,972
300,000	Lockheed Martin Corp	2.900	03/01/25	298,979
1,200,000	Lockheed Martin Corp	3.550	01/15/26	1,245,740
300,000	Lockheed Martin Corp	3.600	03/01/35	302,207
500,000	Lockheed Martin Corp	4.500	05/15/36	560,257
1,608,000	Lockheed Martin Corp	4.070	12/15/42	1,691,313
969,000	Lockheed Martin Corp	4.090	09/15/52	1,013,300
200,000	Mosaic Co	3.250	11/15/22	198,223
300,000	Mosaic Co	4.250	11/15/23	310,607
300,000	Mosaic Co	4.050	11/15/27	300,699
300,000	Mosaic Co	5.450	11/15/33	326,524
100,000	Mosaic Co	4.875	11/15/41	99,376
300,000	Mosaic Co	5.625	11/15/43	322,990
250,000	Parker-Hannifin Corp	3.500	09/15/22	258,266
300,000	Parker-Hannifin Corp	3.300	11/21/24	306,922
175,000	Parker-Hannifin Corp	3.250	03/01/27	176,494
200,000	Parker-Hannifin Corp	4.200	11/21/34	218,151
200,000	Parker-Hannifin Corp	4.450	11/21/44	223,110
350,000	Parker-Hannifin Corp	4.100	03/01/47	375,862
775,000	Precision Castparts Corp	2.500	01/15/23	769,984
300,000	Precision Castparts Corp	3.250	06/15/25	306,574
400,000	Precision Castparts Corp	4.200	06/15/35	427,656
100,000	Precision Castparts Corp	3.900	01/15/43	104,040
50,000	Raytheon Co	4.400	02/15/20	52,252
450,000	Raytheon Co	3.125	10/15/20	460,307
56

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Raytheon Co	2.500%	12/15/22	$997,732
300,000	Raytheon Co	3.150	12/15/24	306,655
200,000	Raytheon Co	7.200	08/15/27	265,762
100,000	Raytheon Co	4.700	12/15/41	118,435
150,000	Raytheon Co	4.200	12/15/44	166,653
300,000	Reliance Steel & Aluminum Co	4.500	04/15/23	316,184
700,000	Rockwell Automation, Inc	2.050	03/01/20	695,177
100,000	Rockwell Collins, Inc	1.950	07/15/19	99,478
500,000	Rockwell Collins, Inc	2.800	03/15/22	500,645
125,000	Rockwell Collins, Inc	3.700	12/15/23	129,630
500,000	Rockwell Collins, Inc	3.200	03/15/24	503,729
1,325,000	Rockwell Collins, Inc	3.500	03/15/27	1,348,705
125,000	Rockwell Collins, Inc	4.800	12/15/43	142,648
150,000	Rockwell Collins, Inc	4.350	04/15/47	162,757
100,000	Roper Industries, Inc	6.250	09/01/19	106,133
200,000	Roper Technologies, Inc	3.000	12/15/20	202,365
100,000	Roper Technologies, Inc	2.800	12/15/21	100,165
1,100,000	Roper Technologies, Inc	3.800	12/15/26	1,134,071
200,000	Snap-on, Inc	3.250	03/01/27	203,178
200,000	Spirit AeroSystems, Inc	3.850	06/15/26	203,037
250,000	Stanley Black & Decker, Inc	3.400	12/01/21	256,244
600,000	Stanley Black & Decker, Inc	2.900	11/01/22	605,718
100,000	Stanley Black & Decker, Inc	5.200	09/01/40	117,778
150,000	Textron, Inc	4.000	03/15/26	156,422
500,000	Textron, Inc	3.650	03/15/27	508,006
100,000	Textron, Inc	3.375	03/01/28	99,410
250,000	Timken Co	3.875	09/01/24	251,553
200,000	Trinity Industries, Inc	4.550	10/01/24	199,748
200,000	Tupperware Brands Corp	4.750	06/01/21	210,823
500,000	United Technologies Corp	1.500	11/01/19	494,063
300,000	United Technologies Corp	1.900	05/04/20	297,026
500,000	United Technologies Corp	1.950	11/01/21	488,439
300,000	United Technologies Corp	2.300	05/04/22	295,273
1,325,000	United Technologies Corp	3.100	06/01/22	1,349,430
400,000	United Technologies Corp	2.800	05/04/24	396,960
1,000,000	United Technologies Corp	2.650	11/01/26	962,830
500,000	United Technologies Corp	3.125	05/04/27	500,164
145,000	United Technologies Corp	5.700	04/15/40	184,560
1,650,000	United Technologies Corp	4.500	06/01/42	1,827,248
1,500,000	United Technologies Corp	4.150	05/15/45	1,596,429
375,000	United Technologies Corp	3.750	11/01/46	375,234
500,000	United Technologies Corp	4.050	05/04/47	522,838
300,000	Wabtec Corp	3.450	11/15/26	293,306
300,000	WW Grainger, Inc	4.600	06/15/45	328,085
200,000	WW Grainger, Inc	3.750	05/15/46	192,567
125,000	WW Grainger, Inc	4.200	05/15/47	129,717
300,000	Xylem, Inc	4.875	10/01/21	323,526
100,000	Xylem, Inc	3.250	11/01/26	99,446
100,000	Xylem, Inc	4.375	11/01/46	107,076
	TOTAL CAPITAL GOODS			86,105,558

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
500,000	CNH Industrial NV	3.850	11/15/27	499,062
57

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Daimler Finance North America LLC	8.500%	01/18/31	$755,086
300,000		eBay, Inc	2.200	08/01/19	299,220
200,000		eBay, Inc	2.150	06/05/20	198,583
200,000		eBay, Inc	3.250	10/15/20	203,760
300,000		eBay, Inc	2.875	08/01/21	302,949
800,000		eBay, Inc	2.600	07/15/22	792,683
200,000		eBay, Inc	2.750	01/30/23	198,023
400,000		eBay, Inc	3.450	08/01/24	406,437
1,200,000		eBay, Inc	3.600	06/05/27	1,189,185
200,000		eBay, Inc	4.000	07/15/42	184,526
150,000		Equifax, Inc	2.300	06/01/21	146,401
200,000		Equifax, Inc	3.300	12/15/22	198,674
300,000		Fluor Corp	3.500	12/15/24	307,933
200,000		Fortune Brands Home & Security, Inc	3.000	06/15/20	201,792
200,000		Fortune Brands Home & Security, Inc	4.000	06/15/25	209,044
500,000		Howard Hughes Medical Institute	3.500	09/01/23	523,780
200,000		Mastercard, Inc	2.000	11/21/21	197,415
200,000		Mastercard, Inc	2.950	11/21/26	199,919
200,000		Mastercard, Inc	3.800	11/21/46	212,370
1,000,000		MasterCard, Inc	3.375	04/01/24	1,038,257
200,000		Moody’s Corp	2.750	07/15/19	201,208
400,000		Moody’s Corp	2.750	12/15/21	400,457
200,000	g	Moody’s Corp	2.625	01/15/23	198,374
400,000		Moody’s Corp	4.875	02/15/24	439,284
200,000	g	Moody’s Corp	3.250	01/15/28	197,659
200,000		Moody’s Corp	5.250	07/15/44	241,384
100,000		Partners Healthcare System, Inc	3.765	07/01/48	99,214
100,000		Partners Healthcare System, Inc	4.117	07/01/55	104,134
329,000		Reed Elsevier Capital, Inc	3.125	10/15/22	331,467
63,000		Republic Services, Inc	5.500	09/15/19	66,243
615,000		Republic Services, Inc	5.000	03/01/20	647,855
580,000		Republic Services, Inc	5.250	11/15/21	633,139
250,000		Republic Services, Inc	3.550	06/01/22	257,687
750,000		Republic Services, Inc	3.200	03/15/25	753,954
900,000		Republic Services, Inc	2.900	07/01/26	881,024
100,000		Republic Services, Inc	3.375	11/15/27	100,717
300,000		S&P Global, Inc	3.300	08/14/20	305,561
300,000		S&P Global, Inc	4.000	06/15/25	315,054
925,000		S&P Global, Inc	4.400	02/15/26	1,001,998
600,000		Thomson Reuters Corp	4.300	11/23/23	633,192
200,000		Thomson Reuters Corp	3.350	05/15/26	198,995
145,000		Thomson Reuters Corp	5.850	04/15/40	175,138
400,000		Thomson Reuters Corp	4.500	05/23/43	413,422
200,000		Thomson Reuters Corp	5.650	11/23/43	240,610
1,000,000		VEREIT Operating Partnership LP	4.125	06/01/21	1,037,970
250,000		VEREIT Operating Partnership LP	3.950	08/15/27	247,071
1,500,000		Visa, Inc	2.200	12/14/20	1,498,703
125,000		Visa, Inc	2.150	09/15/22	123,245
600,000		Visa, Inc	2.800	12/14/22	608,707
2,925,000		Visa, Inc	3.150	12/14/25	2,989,471
200,000		Visa, Inc	2.750	09/15/27	197,271
1,800,000		Visa, Inc	4.300	12/14/45	2,046,359
58

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$625,000	Visa, Inc	3.650%	09/15/47	$640,594
310,000	Waste Management, Inc	4.600	03/01/21	329,164
850,000	Waste Management, Inc	2.900	09/15/22	854,701
100,000	Waste Management, Inc	2.400	05/15/23	98,044
1,000,000	Waste Management, Inc	3.500	05/15/24	1,035,175
1,000,000	Waste Management, Inc	3.150	11/15/27	999,123
100,000	Waste Management, Inc	3.900	03/01/35	104,765
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			29,913,232

CONSUMER DURABLES & APPAREL - 0.1%
300,000	Coach, Inc	3.000	07/15/22	298,902
300,000	Coach, Inc	4.125	07/15/27	302,196
400,000	DR Horton, Inc	3.750	03/01/19	405,352
200,000	DR Horton, Inc	2.550	12/01/20	199,686
500,000	DR Horton, Inc	4.375	09/15/22	526,531
200,000	Hasbro, Inc	3.150	05/15/21	201,403
200,000	Hasbro, Inc	3.500	09/15/27	195,401
100,000	Hasbro, Inc	6.350	03/15/40	120,245
200,000	Hasbro, Inc	5.100	05/15/44	209,734
200,000	Leggett & Platt, Inc	3.400	08/15/22	202,933
300,000	Leggett & Platt, Inc	3.500	11/15/27	296,997
1,000,000	Masco Corp	4.450	04/01/25	1,060,300
200,000	Masco Corp	3.500	11/15/27	197,106
200,000	Masco Corp	4.500	05/15/47	203,317
200,000	Mattel, Inc	2.350	05/06/19	197,476
300,000	Mattel, Inc	2.350	08/15/21	267,282
100,000	Mattel, Inc	5.450	11/01/41	82,750
100,000	Mohawk Industries, Inc	3.850	02/01/23	103,799
300,000	Newell Rubbermaid, Inc	2.875	12/01/19	302,376
1,150,000	Newell Rubbermaid, Inc	3.150	04/01/21	1,162,759
350,000	Newell Rubbermaid, Inc	3.850	04/01/23	362,115
200,000	Newell Rubbermaid, Inc	4.000	12/01/24	207,646
100,000	Newell Rubbermaid, Inc	3.900	11/01/25	102,341
925,000	Newell Rubbermaid, Inc	4.200	04/01/26	965,837
350,000	Newell Rubbermaid, Inc	5.375	04/01/36	409,364
750,000	Newell Rubbermaid, Inc	5.500	04/01/46	893,445
300,000	NIKE, Inc	2.250	05/01/23	298,317
200,000	NIKE, Inc	2.375	11/01/26	190,487
300,000	NIKE, Inc	3.625	05/01/43	300,956
500,000	NIKE, Inc	3.875	11/01/45	523,101
200,000	NIKE, Inc	3.375	11/01/46	192,687
150,000	NVR, Inc	3.950	09/15/22	156,568
200,000	Ralph Lauren Corp	2.625	08/18/20	201,554
220,000	VF Corp	6.450	11/01/37	296,977
150,000	Whirlpool Corp	4.700	06/01/22	160,847
100,000	Whirlpool Corp	3.700	03/01/23	102,600
100,000	Whirlpool Corp	4.000	03/01/24	105,049
200,000	Whirlpool Corp	4.500	06/01/46	211,619
	TOTAL CONSUMER DURABLES & APPAREL			12,218,055
59

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
CONSUMER SERVICES - 0.2%
$100,000	Board of Trustees of The Leland Stanford Junior University	4.750%	05/01/19	$103,480
300,000	Board of Trustees of The Leland Stanford Junior University	3.647	05/01/48	320,404
200,000	California Institute of Technology	4.321	08/01/45	229,272
500,000	Catholic Health Initiatives	2.950	11/01/22	495,604
100,000	Children’s Hospital Corp	4.115	01/01/47	108,078
400,000	Cintas Corp No 2	2.900	04/01/22	403,534
400,000	Cintas Corp No 2	3.700	04/01/27	416,093
200,000	Darden Restaurants, Inc	3.850	05/01/27	203,767
100,000	Darden Restaurants, Inc	6.800	10/15/37	133,907
115,000	Duke University	3.299	10/01/46	111,898
100,000	George Washington University	3.485	09/15/22	102,315
300,000	George Washington University	4.300	09/15/44	328,471
200,000	George Washington University	4.868	09/15/45	238,550
200,000	Hyatt Hotels Corp	3.375	07/15/23	204,336
100,000	Hyatt Hotels Corp	4.850	03/15/26	109,028
19,000	Johns Hopkins University	5.250	07/01/19	19,851
200,000	Marriott International, Inc	3.000	03/01/19	201,352
200,000	Marriott International, Inc	3.375	10/15/20	204,143
300,000	Marriott International, Inc	2.875	03/01/21	301,901
200,000	Marriott International, Inc	3.125	10/15/21	202,408
200,000	Marriott International, Inc	2.300	01/15/22	196,333
200,000	Marriott International, Inc	3.250	09/15/22	203,646
200,000	Marriott International, Inc	3.750	03/15/25	204,713
200,000	Marriott International, Inc	3.125	06/15/26	196,677
250,000	Massachusetts Institute of Technology	5.600	07/01/11	344,738
200,000	Massachusetts Institute of Technology	4.678	07/01/14	233,237
300,000	Massachusetts Institute of Technology	3.885	07/01/16	294,099
300,000	McDonald’s Corp	1.875	05/29/19	298,779
250,000	McDonald’s Corp	2.200	05/26/20	249,880
720,000	McDonald’s Corp	3.500	07/15/20	741,319
500,000	McDonald’s Corp	2.750	12/09/20	505,150
550,000	McDonald’s Corp	2.625	01/15/22	551,068
2,000,000	McDonald’s Corp	3.700	01/30/26	2,084,253
500,000	McDonald’s Corp	4.700	12/09/35	567,548
500,000	McDonald’s Corp	3.625	05/01/43	479,953
250,000	McDonald’s Corp	4.600	05/26/45	278,831
1,000,000	McDonald’s Corp	4.875	12/09/45	1,157,419
500,000	McDonald’s Corp	4.450	03/01/47	543,701
200,000	Northwestern University	3.688	12/01/38	211,353
200,000	Northwestern University	3.868	12/01/48	210,117
200,000	Northwestern University	3.662	12/01/57	205,319
750,000	President and Fellows of Harvard College	3.619	10/01/37	795,994
200,000	President and Fellows of Harvard College	3.150	07/15/46	194,960
200,000	President and Fellows of Harvard College	3.300	07/15/56	195,547
100,000	Princeton University	4.950	03/01/19	103,217
220,000	Princeton University	5.700	03/01/39	299,567
200,000	Starbucks Corp	2.200	11/22/20	199,957
200,000	Starbucks Corp	2.100	02/04/21	198,698
200,000	Starbucks Corp	2.700	06/15/22	200,588
350,000	Starbucks Corp	3.850	10/01/23	371,905
175,000	Starbucks Corp	2.450	06/15/26	168,652
60

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Starbucks Corp	4.300%	06/15/45	$220,747
200,000	Starbucks Corp	3.750	12/01/47	202,505
200,000	Trinity Acquisition plc	3.500	09/15/21	203,879
200,000	Trinity Acquisition plc	4.400	03/15/26	211,466
200,000	Trustees of Dartmouth College	3.474	06/01/46	206,090
200,000	University of Notre Dame du Lac	3.438	02/15/45	200,804
200,000	University of Notre Dame du Lac	3.394	02/15/48	199,260
200,000	Wesleyan University	4.781	07/01/16	212,050
200,000	William Marsh Rice University	3.574	05/15/45	203,547
200,000	William Marsh Rice University	3.774	05/15/55	212,276
200,000	Wyndham Worldwide Corp	4.250	03/01/22	204,537
200,000	Wyndham Worldwide Corp	3.900	03/01/23	197,866
200,000	Wyndham Worldwide Corp	5.100	10/01/25	209,568
200,000	Wyndham Worldwide Corp	4.500	04/01/27	203,178
200,000	Yale University	2.086	04/15/19	200,695
	TOTAL CONSUMER SERVICES			20,014,078

DIVERSIFIED FINANCIALS - 3.2%
300,000	AerCap Ireland Capital DAC	3.500	01/15/25	297,303
300,000	AerCap Ireland Capital DAC	3.650	07/21/27	296,812
5,333,000	AerCap Ireland Capital Ltd	5.000	10/01/21	5,684,308
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	210,837
20,000	Ahold Finance USA LLC	6.875	05/01/29	24,792
500,000	American Express Co	2.200	10/30/20	495,861
850,000	American Express Co	2.500	08/01/22	839,630
500,000	American Express Co	3.000	10/30/24	499,054
300,000	American Express Co	3.625	12/05/24	308,615
829,000	American Express Co	4.050	12/03/42	880,141
750,000	American Express Credit Corp	2.125	03/18/19	749,946
750,000	American Express Credit Corp	1.875	05/03/19	746,923
500,000	American Express Credit Corp	2.250	08/15/19	500,994
300,000	American Express Credit Corp	1.700	10/30/19	296,869
1,100,000	American Express Credit Corp	2.200	03/03/20	1,096,608
2,575,000	American Express Credit Corp	2.375	05/26/20	2,571,854
500,000	American Express Credit Corp	2.600	09/14/20	502,496
1,050,000	American Express Credit Corp	2.700	03/03/22	1,053,282
750,000	American Express Credit Corp	3.300	05/03/27	760,857
200,000	American Honda Finance Corp	1.700	02/22/19	199,163
300,000	American Honda Finance Corp	1.200	07/12/19	295,822
500,000	American Honda Finance Corp	2.250	08/15/19	500,697
500,000	American Honda Finance Corp	2.000	11/13/19	498,230
200,000	American Honda Finance Corp	2.000	02/14/20	198,964
700,000	American Honda Finance Corp	2.150	03/13/20	698,069
300,000	American Honda Finance Corp	1.950	07/20/20	297,619
300,000	American Honda Finance Corp	2.450	09/24/20	300,956
300,000	American Honda Finance Corp	1.650	07/12/21	292,575
200,000	American Honda Finance Corp	1.700	09/09/21	194,774
750,000	American Honda Finance Corp	2.600	11/16/22	750,359
200,000	American Honda Finance Corp	2.900	02/16/24	201,143
100,000	American Honda Finance Corp	2.300	09/09/26	94,626
595,000	Ameriprise Financial, Inc	5.300	03/15/20	631,124
400,000	Ameriprise Financial, Inc	4.000	10/15/23	425,607
61

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Ameriprise Financial, Inc	3.700%	10/15/24	$313,228
200,000	Ameriprise Financial, Inc	2.875	09/15/26	194,425
300,000	Ares Capital Corp	4.875	11/30/18	306,847
350,000	Ares Capital Corp	3.875	01/15/20	356,166
200,000	Ares Capital Corp	3.625	01/19/22	200,804
200,000	Ares Capital Corp	3.500	02/10/23	197,007
2,000,000	Bank of New York Mellon Corp	2.300	09/11/19	2,005,011
1,000,000	Bank of New York Mellon Corp	2.150	02/24/20	998,515
300,000	Bank of New York Mellon Corp	2.600	08/17/20	302,276
500,000	Bank of New York Mellon Corp	2.450	11/27/20	501,823
675,000	Bank of New York Mellon Corp	2.500	04/15/21	676,457
300,000	Bank of New York Mellon Corp	2.050	05/03/21	296,325
500,000	Bank of New York Mellon Corp	3.550	09/23/21	518,724
750,000	Bank of New York Mellon Corp	2.600	02/07/22	751,628
150,000	Bank of New York Mellon Corp	2.661	05/16/23	149,901
500,000	Bank of New York Mellon Corp	2.200	08/16/23	484,527
250,000	Bank of New York Mellon Corp	3.650	02/04/24	261,601
800,000	Bank of New York Mellon Corp	3.250	09/11/24	816,626
500,000	Bank of New York Mellon Corp	3.000	02/24/25	499,973
500,000	Bank of New York Mellon Corp	2.800	05/04/26	488,144
500,000	Bank of New York Mellon Corp	2.450	08/17/26	474,734
300,000	Bank of New York Mellon Corp	3.250	05/16/27	303,140
100,000	Bank of New York Mellon Corp	3.000	10/30/28	97,178
400,000	Bank of New York Mellon Corp	3.300	08/23/29	398,597
500,000	Barclays Bank plc	5.140	10/14/20	529,441
300,000	Berkshire Hathaway, Inc	2.100	08/14/19	300,112
750,000	Berkshire Hathaway, Inc	2.200	03/15/21	747,577
200,000	Berkshire Hathaway, Inc	3.750	08/15/21	209,958
300,000	Berkshire Hathaway, Inc	3.000	02/11/23	306,009
750,000	Berkshire Hathaway, Inc	2.750	03/15/23	754,793
1,750,000	Berkshire Hathaway, Inc	3.125	03/15/26	1,769,341
800,000	Berkshire Hathaway, Inc	4.500	02/11/43	921,097
790,000	BlackRock, Inc	5.000	12/10/19	830,660
125,000	BlackRock, Inc	3.375	06/01/22	129,568
500,000	BlackRock, Inc	3.500	03/18/24	519,585
200,000	BlackRock, Inc	3.200	03/15/27	203,144
200,000	Block Financial LLC	5.500	11/01/22	214,880
200,000	Block Financial LLC	5.250	10/01/25	214,642
500,000	BNP Paribas S.A.	2.450	03/17/19	502,459
2,225,000	BNP Paribas S.A.	2.375	05/21/20	2,227,631
700,000	BNP Paribas S.A.	5.000	01/15/21	752,360
300,000	BNP Paribas S.A.	3.250	03/03/23	306,536
500,000	BNP Paribas S.A.	4.250	10/15/24	527,743
200,000	Broadridge Financial Solutions, Inc	3.950	09/01/20	207,255
200,000	Broadridge Financial Solutions, Inc	3.400	06/27/26	198,310
300,000	Brookfield Asset Management, Inc	4.000	01/15/25	307,810
200,000	Brookfield Finance LLC	4.000	04/01/24	207,003
200,000	Brookfield Finance, Inc	4.250	06/02/26	206,378
200,000	Brookfield Finance, Inc	4.700	09/20/47	209,407
700,000	Capital One Financial Corp	2.500	05/12/20	699,080
700,000	Capital One Financial Corp	2.400	10/30/20	695,652
1,250,000	Capital One Financial Corp	3.050	03/09/22	1,258,612
500,000	Capital One Financial Corp	3.750	04/24/24	513,552
62

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Capital One Financial Corp	3.300%	10/30/24	$498,076
200,000	Capital One Financial Corp	3.200	02/05/25	197,998
500,000	Capital One Financial Corp	4.200	10/29/25	514,287
300,000	Capital One Financial Corp	3.750	07/28/26	298,659
650,000	Capital One Financial Corp	3.750	03/09/27	656,750
200,000	CBOE Holdings, Inc	1.950	06/28/19	198,717
200,000	CBOE Holdings, Inc	3.650	01/12/27	205,938
500,000	Celanese US Holdings LLC	4.625	11/15/22	532,879
100,000	Charles Schwab Corp	4.450	07/22/20	105,366
200,000	Charles Schwab Corp	2.650	01/25/23	199,849
200,000	Charles Schwab Corp	3.000	03/10/25	199,290
500,000	Charles Schwab Corp	3.200	03/02/27	504,416
200,000	Charles Schwab Corp	3.200	01/25/28	200,252
350,000	CME Group, Inc	3.000	09/15/22	356,876
300,000	CME Group, Inc	3.000	03/15/25	303,344
200,000	CME Group, Inc	5.300	09/15/43	256,553
2,250,000	Credit Suisse	2.300	05/28/19	2,251,978
2,250,000	Credit Suisse	5.400	01/14/20	2,374,866
1,150,000	Credit Suisse	3.625	09/09/24	1,189,694
750,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	759,483
1,000,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	1,023,254
450,000	Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	464,132
475,000	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	489,791
2,050,000	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,091,310
750,000	Credit Suisse Group Funding Guernsey Ltd	4.550	04/17/26	802,808
1,250,000	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,431,752
1,850,000	Diageo Investment Corp	2.875	05/11/22	1,877,611
100,000	Diageo Investment Corp	4.250	05/11/42	109,805
100,000	Discover Financial Services	5.200	04/27/22	107,623
700,000	Discover Financial Services	3.950	11/06/24	714,888
200,000	E*TRADE Financial Corp	2.950	08/24/22	198,286
200,000	E*TRADE Financial Corp	3.800	08/24/27	199,290
300,000	Eaton Vance Corp	3.625	06/15/23	309,367
200,000	Eaton Vance Corp	3.500	04/06/27	204,632
500,000	Ford Motor Credit Co LLC	2.375	03/12/19	500,142
300,000	Ford Motor Credit Co LLC	2.262	03/28/19	299,526
300,000	Ford Motor Credit Co LLC	2.021	05/03/19	298,615
300,000	Ford Motor Credit Co LLC	1.897	08/12/19	297,712
500,000	Ford Motor Credit Co LLC	2.597	11/04/19	500,270
300,000	Ford Motor Credit Co LLC	2.681	01/09/20	300,708
1,000,000	Ford Motor Credit Co LLC	2.459	03/27/20	996,730
400,000	Ford Motor Credit Co LLC	2.425	06/12/20	397,604
300,000	Ford Motor Credit Co LLC	2.343	11/02/20	297,131
300,000	Ford Motor Credit Co LLC	3.200	01/15/21	304,172
3,550,000	Ford Motor Credit Co LLC	3.336	03/18/21	3,605,171
500,000	Ford Motor Credit Co LLC	5.875	08/02/21	548,998
350,000	Ford Motor Credit Co LLC	3.219	01/09/22	352,116
900,000	Ford Motor Credit Co LLC	3.339	03/28/22	910,314
1,000,000	Ford Motor Credit Co LLC	2.979	08/03/22	996,341
450,000	Ford Motor Credit Co LLC	3.096	05/04/23	447,355
200,000	Ford Motor Credit Co LLC	3.810	01/09/24	204,131
1,000,000	Ford Motor Credit Co LLC	3.664	09/08/24	1,012,670
63

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$925,000	Ford Motor Credit Co LLC	4.134%	08/04/25	$956,423
500,000	Ford Motor Credit Co LLC	4.389	01/08/26	524,467
500,000	Ford Motor Credit Co LLC	3.815	11/02/27	499,981
150,000	Franklin Resources, Inc	2.800	09/15/22	150,767
200,000	Franklin Resources, Inc	2.850	03/30/25	199,411
200,000	FS Investment Corp	4.250	01/15/20	203,410
2,452,000	GE Capital International Funding Co	2.342	11/15/20	2,440,512
3,443,000	GE Capital International Funding Co	3.373	11/15/25	3,500,869
3,444,000	GE Capital International Funding Co	4.418	11/15/35	3,724,691
1,500,000	General Electric Capital Corp	2.300	01/14/19	1,501,771
200,000	General Electric Capital Corp	2.100	12/11/19	199,406
181,000	General Electric Capital Corp	5.500	01/08/20	192,172
250,000	General Electric Capital Corp	2.200	01/09/20	249,732
532,000	General Electric Capital Corp	4.375	09/16/20	558,788
72,000	General Electric Capital Corp	4.625	01/07/21	76,375
86,000	General Electric Capital Corp	5.300	02/11/21	92,854
200,000	General Electric Capital Corp	4.650	10/17/21	215,304
544,000	General Electric Capital Corp	3.150	09/07/22	552,527
144,000	General Electric Capital Corp	3.100	01/09/23	146,236
4,503,000	General Electric Capital Corp	3.450	05/15/24	4,644,535
752,000	General Electric Capital Corp	6.750	03/15/32	1,029,773
344,000	General Electric Capital Corp	5.875	01/14/38	444,539
352,000	General Electric Capital Corp	6.875	01/10/39	506,868
1,500,000	General Motors Financial Co, Inc	3.100	01/15/19	1,508,018
500,000	General Motors Financial Co, Inc	2.400	05/09/19	500,079
1,000,000	General Motors Financial Co, Inc	2.350	10/04/19	996,950
500,000	General Motors Financial Co, Inc	2.650	04/13/20	500,076
200,000	General Motors Financial Co, Inc	3.200	07/13/20	202,702
300,000	General Motors Financial Co, Inc	2.450	11/06/20	297,722
700,000	General Motors Financial Co, Inc	3.700	11/24/20	718,556
500,000	General Motors Financial Co, Inc	4.200	03/01/21	519,932
875,000	General Motors Financial Co, Inc	3.200	07/06/21	883,454
750,000	General Motors Financial Co, Inc	3.450	01/14/22	760,036
2,500,000	General Motors Financial Co, Inc	3.450	04/10/22	2,533,033
300,000	General Motors Financial Co, Inc	3.150	06/30/22	299,729
825,000	General Motors Financial Co, Inc	3.700	05/09/23	841,316
500,000	General Motors Financial Co, Inc	3.950	04/13/24	514,639
1,300,000	General Motors Financial Co, Inc	3.500	11/07/24	1,297,044
300,000	General Motors Financial Co, Inc	4.300	07/13/25	312,556
400,000	General Motors Financial Co, Inc	4.000	10/06/26	406,708
1,250,000	General Motors Financial Co, Inc	4.350	01/17/27	1,299,711
1,500,000	Goldman Sachs Group, Inc	2.625	01/31/19	1,506,378
200,000	Goldman Sachs Group, Inc	2.000	04/25/19	199,381
125,000	Goldman Sachs Group, Inc	1.950	07/23/19	124,259
1,500,000	Goldman Sachs Group, Inc	2.550	10/23/19	1,502,652
1,000,000	Goldman Sachs Group, Inc	2.300	12/13/19	999,237
2,505,000	Goldman Sachs Group, Inc	5.375	03/15/20	2,655,980
950,000	Goldman Sachs Group, Inc	2.600	04/23/20	951,238
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,243,321
425,000	Goldman Sachs Group, Inc	2.750	09/15/20	427,095
500,000	Goldman Sachs Group, Inc	2.600	12/27/20	499,906
500,000	Goldman Sachs Group, Inc	2.875	02/25/21	503,652
150,000	Goldman Sachs Group, Inc	2.625	04/25/21	149,881
64

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,300,000	Goldman Sachs Group, Inc	5.250%	07/27/21	$1,408,787
500,000	Goldman Sachs Group, Inc	2.350	11/15/21	492,364
2,325,000	Goldman Sachs Group, Inc	5.750	01/24/22	2,577,743
1,250,000	Goldman Sachs Group, Inc	3.000	04/26/22	1,254,780
1,000,000	Goldman Sachs Group, Inc	2.876	10/31/22	997,024
1,800,000	Goldman Sachs Group, Inc	3.625	01/22/23	1,859,196
1,000,000	Goldman Sachs Group, Inc	2.908	06/05/23	993,225
750,000	Goldman Sachs Group, Inc	2.905	07/24/23	744,666
1,500,000	Goldman Sachs Group, Inc	4.000	03/03/24	1,573,390
500,000	Goldman Sachs Group, Inc	3.850	07/08/24	518,528
3,050,000	Goldman Sachs Group, Inc	3.500	01/23/25	3,097,601
600,000	Goldman Sachs Group, Inc	3.750	05/22/25	618,009
425,000	Goldman Sachs Group, Inc	3.272	09/29/25	423,191
250,000	Goldman Sachs Group, Inc	4.250	10/21/25	261,219
800,000	Goldman Sachs Group, Inc	3.750	02/25/26	820,667
1,050,000	Goldman Sachs Group, Inc	3.500	11/16/26	1,055,881
3,500,000	Goldman Sachs Group, Inc	3.850	01/26/27	3,592,387
4,050,000	Goldman Sachs Group, Inc	3.691	06/05/28	4,107,358
625,000	Goldman Sachs Group, Inc	4.017	10/31/38	642,255
2,150,000	Goldman Sachs Group, Inc	6.250	02/01/41	2,895,123
1,075,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,225,036
1,075,000	Goldman Sachs Group, Inc	5.150	05/22/45	1,245,540
1,575,000	Goldman Sachs Group, Inc	4.750	10/21/45	1,802,571
370,000	HSBC Finance Corp	6.676	01/15/21	411,334
500,000	IBM Credit LLC	1.625	09/06/19	496,572
500,000	IBM Credit LLC	1.800	01/20/21	492,174
1,500,000	IBM Credit LLC	2.200	09/08/22	1,468,724
500,000	Intercontinental Exchange, Inc	2.750	12/01/20	504,775
300,000	Intercontinental Exchange, Inc	2.350	09/15/22	297,190
500,000	Intercontinental Exchange, Inc	3.750	12/01/25	524,655
1,300,000	Intercontinental Exchange, Inc	3.100	09/15/27	1,299,463
200,000	IntercontinentalExchange Group, Inc	4.000	10/15/23	211,934
125,000	Invesco Finance plc	3.125	11/30/22	126,478
200,000	Invesco Finance plc	4.000	01/30/24	210,858
200,000	Invesco Finance plc	3.750	01/15/26	206,708
200,000	Invesco Finance plc	5.375	11/30/43	247,477
300,000	Janus Capital Group, Inc	4.875	08/01/25	322,449
700,000	Jefferies Group LLC	4.850	01/15/27	743,995
825,000	Jefferies Group, Inc	8.500	07/15/19	896,009
500,000	Jefferies Group, Inc	6.875	04/15/21	559,300
600,000	Jefferies Group, Inc	6.450	06/08/27	696,851
500,000	Korea Finance Corp	2.875	08/22/18	501,364
250,000	Lazard Group LLC	4.250	11/14/20	260,376
150,000	Lazard Group LLC	3.750	02/13/25	152,931
200,000	Lazard Group LLC	3.625	03/01/27	199,530
400,000	Legg Mason, Inc	5.625	01/15/44	445,597
1,500,000	Merrill Lynch & Co, Inc	6.110	01/29/37	1,916,381
1,450,000	Morgan Stanley	2.500	01/24/19	1,453,597
500,000	Morgan Stanley	2.450	02/01/19	501,232
796,000	Morgan Stanley	7.300	05/13/19	848,552
4,000,000	Morgan Stanley	2.375	07/23/19	4,004,109
300,000	Morgan Stanley	5.625	09/23/19	316,111
65

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$590,000	Morgan Stanley	5.500%	01/26/20	$625,195
1,700,000	Morgan Stanley	2.650	01/27/20	1,707,583
1,500,000	Morgan Stanley	2.800	06/16/20	1,513,437
1,200,000	Morgan Stanley	5.500	07/28/21	1,312,475
1,250,000	Morgan Stanley	2.625	11/17/21	1,244,165
2,025,000	Morgan Stanley	2.750	05/19/22	2,017,314
2,500,000	Morgan Stanley	4.875	11/01/22	2,691,700
2,850,000	Morgan Stanley	4.100	05/22/23	2,968,809
1,000,000	Morgan Stanley	3.875	04/29/24	1,043,861
2,592,000	Morgan Stanley	3.700	10/23/24	2,677,794
650,000	Morgan Stanley	4.000	07/23/25	680,420
750,000	Morgan Stanley	5.000	11/24/25	820,483
775,000	Morgan Stanley	3.125	07/27/26	764,196
1,075,000	Morgan Stanley	4.350	09/08/26	1,126,149
2,250,000	Morgan Stanley	3.625	01/20/27	2,302,122
1,600,000	Morgan Stanley	3.950	04/23/27	1,624,306
1,000,000	Morgan Stanley	3.591	07/22/28	1,008,905
600,000	Morgan Stanley	7.250	04/01/32	830,481
525,000	Morgan Stanley	3.971	07/22/38	543,222
1,750,000	Morgan Stanley	4.300	01/27/45	1,885,793
1,500,000	Morgan Stanley	4.375	01/22/47	1,642,721
220,000	NASDAQ OMX Group, Inc	5.550	01/15/20	233,180
250,000	NASDAQ OMX Group, Inc	4.250	06/01/24	263,504
200,000	NASDAQ, Inc	3.850	06/30/26	205,307
300,000	National Rural Utilities Cooperative Finance Corp	1.650	02/08/19	298,585
125,000	National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	125,331
500,000	National Rural Utilities Cooperative Finance Corp	2.300	11/01/20	499,484
350,000	National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	356,025
500,000	National Rural Utilities Cooperative Finance Corp	2.400	04/25/22	497,097
500,000	National Rural Utilities Cooperative Finance Corp	2.300	09/15/22	494,846
200,000	National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	199,812
200,000	National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	206,391
300,000	National Rural Utilities Cooperative Finance Corp	2.950	02/07/24	302,188
400,000	National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	397,083
200,000	National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	203,861
500,000	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	523,390
200,000	National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	214,794
500,000	Nomura Holdings, Inc	2.750	03/19/19	503,701
430,000	Nomura Holdings, Inc	6.700	03/04/20	465,867
1,000,000	Oesterreichische Kontrollbank AG.	1.125	05/29/18	997,703
500,000	Oesterreichische Kontrollbank AG.	1.625	03/12/19	497,874
500,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	494,048
1,550,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	1,521,073
500,000	Oesterreichische Kontrollbank AG.	2.375	10/01/21	500,534
125,000	ORIX Corp	2.900	07/18/22	124,546
500,000	ORIX Corp	3.250	12/04/24	498,289
200,000	ORIX Corp	3.700	07/18/27	201,320
1,000,000	PACCAR Financial Corp	1.950	02/27/20	994,354
500,000	Raymond James Financial, Inc	3.625	09/15/26	502,209
100,000	Raymond James Financial, Inc	4.950	07/15/46	112,955
1,500,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	1,486,259
2,400,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	2,361,971
1,500,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	1,474,376
66

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Shire Acquisitions Investments Ireland DAC	3.200%	09/23/26	$977,482
300,000	State Street Corp	2.550	08/18/20	301,969
300,000	State Street Corp	4.375	03/07/21	318,228
500,000	State Street Corp	1.950	05/19/21	492,734
500,000	State Street Corp	2.653	05/15/23	500,082
400,000	State Street Corp	3.100	05/15/23	403,412
350,000	State Street Corp	3.700	11/20/23	368,486
500,000	State Street Corp	3.300	12/16/24	516,322
225,000	State Street Corp	3.550	08/18/25	233,759
500,000	State Street Corp	2.650	05/19/26	486,274
200,000	Stifel Financial Corp	3.500	12/01/20	201,556
100,000	Stifel Financial Corp	4.250	07/18/24	102,411
700,000	Synchrony Financial	2.600	01/15/19	701,282
250,000	Synchrony Financial	3.000	08/15/19	251,714
275,000	Synchrony Financial	2.700	02/03/20	275,673
300,000	Synchrony Financial	3.750	08/15/21	307,593
250,000	Synchrony Financial	4.250	08/15/24	259,161
600,000	Synchrony Financial	4.500	07/23/25	626,859
300,000	Synchrony Financial	3.700	08/04/26	295,697
500,000	Synchrony Financial	3.950	12/01/27	497,748
300,000	Syngenta Finance NV	3.125	03/28/22	291,625
300,000	TD Ameritrade Holding Corp	2.950	04/01/22	303,557
350,000	TD Ameritrade Holding Corp	3.625	04/01/25	362,254
350,000	TD Ameritrade Holding Corp	3.300	04/01/27	353,080
500,000	Toyota Motor Credit Corp	1.700	01/09/19	498,962
500,000	Toyota Motor Credit Corp	2.100	01/17/19	501,142
300,000	Toyota Motor Credit Corp	1.700	02/19/19	298,643
350,000	Toyota Motor Credit Corp	1.400	05/20/19	346,809
400,000	Toyota Motor Credit Corp	2.125	07/18/19	399,973
200,000	Toyota Motor Credit Corp	1.550	10/18/19	198,202
500,000	Toyota Motor Credit Corp	2.150	03/12/20	498,393
300,000	Toyota Motor Credit Corp	1.950	04/17/20	298,774
300,000	Toyota Motor Credit Corp	1.900	04/08/21	295,651
750,000	Toyota Motor Credit Corp	2.750	05/17/21	757,484
500,000	Toyota Motor Credit Corp	3.400	09/15/21	517,313
750,000	Toyota Motor Credit Corp	2.600	01/11/22	753,942
300,000	Toyota Motor Credit Corp	2.800	07/13/22	303,508
500,000	Toyota Motor Credit Corp	2.150	09/08/22	491,963
400,000	Toyota Motor Credit Corp	2.625	01/10/23	400,054
400,000	Toyota Motor Credit Corp	2.250	10/18/23	390,949
300,000	Toyota Motor Credit Corp	2.900	04/17/24	303,161
300,000	Toyota Motor Credit Corp	3.200	01/11/27	305,599
1,750,000	UBS AG.	2.375	08/14/19	1,751,263
1,000,000	UBS AG.	2.350	03/26/20	999,142
250,000	Unilever Capital Corp	4.800	02/15/19	257,287
300,000	Unilever Capital Corp	2.200	03/06/19	300,473
300,000	Unilever Capital Corp	1.800	05/05/20	297,772
250,000	Unilever Capital Corp	2.100	07/30/20	249,384
250,000	Unilever Capital Corp	4.250	02/10/21	263,622
300,000	Unilever Capital Corp	1.375	07/28/21	289,779
400,000	Unilever Capital Corp	2.200	05/05/22	395,478
400,000	Unilever Capital Corp	2.600	05/05/24	395,480
67

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$450,000	Unilever Capital Corp	3.100%	07/30/25	$455,982
225,000	Unilever Capital Corp	2.000	07/28/26	207,585
400,000	Unilever Capital Corp	2.900	05/05/27	396,329
330,000	Unilever Capital Corp	5.900	11/15/32	429,532
425,000	Wells Fargo & Co	2.150	01/15/19	425,654
1,000,000	Wells Fargo & Co	2.150	01/30/20	997,753
1,550,000	Wells Fargo & Co	2.600	07/22/20	1,559,441
450,000	Wells Fargo & Co	2.550	12/07/20	451,788
1,000,000	Wells Fargo & Co	3.000	01/22/21	1,014,155
1,000,000	Wells Fargo & Co	2.500	03/04/21	999,450
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,275,127
750,000	Wells Fargo & Co	2.100	07/26/21	737,366
3,500,000	Wells Fargo & Co	3.500	03/08/22	3,613,532
1,000,000	Wells Fargo & Co	2.625	07/22/22	994,492
750,000	Wells Fargo & Co	3.069	01/24/23	755,541
700,000	Wells Fargo & Co	3.450	02/13/23	713,231
500,000	Wells Fargo & Co	4.125	08/15/23	527,195
334,000	Wells Fargo & Co	4.480	01/16/24	358,908
2,200,000	Wells Fargo & Co	3.300	09/09/24	2,233,634
3,550,000	Wells Fargo & Co	3.000	02/19/25	3,519,528
500,000	Wells Fargo & Co	3.550	09/29/25	513,105
2,500,000	Wells Fargo & Co	3.000	04/22/26	2,452,092
650,000	Wells Fargo & Co	4.100	06/03/26	681,426
1,750,000	Wells Fargo & Co	3.000	10/23/26	1,714,791
750,000	Wells Fargo & Co	4.300	07/22/27	798,373
2,325,000	Wells Fargo & Co	3.584	05/22/28	2,369,546
264,000	Wells Fargo & Co	5.375	02/07/35	322,496
725,000	Wells Fargo & Co	5.375	11/02/43	862,607
1,143,000	Wells Fargo & Co	5.606	01/15/44	1,408,032
300,000	Wells Fargo & Co	4.650	11/04/44	326,861
1,500,000	Wells Fargo & Co	3.900	05/01/45	1,554,373
750,000	Wells Fargo & Co	4.900	11/17/45	848,086
1,750,000	Wells Fargo & Co	4.400	06/14/46	1,843,929
1,750,000	Wells Fargo & Co	4.750	12/07/46	1,954,084
	TOTAL DIVERSIFIED FINANCIALS			298,144,879

ENERGY - 2.5%
965,000	Anadarko Petroleum Corp	8.700	03/15/19	1,034,577
375,000	Anadarko Petroleum Corp	4.850	03/15/21	395,978
700,000	Anadarko Petroleum Corp	3.450	07/15/24	696,955
1,350,000	Anadarko Petroleum Corp	5.550	03/15/26	1,514,316
1,325,000	Anadarko Petroleum Corp	6.200	03/15/40	1,605,474
200,000	Anadarko Petroleum Corp	4.500	07/15/44	199,132
500,000	Anadarko Petroleum Corp	6.600	03/15/46	642,625
200,000	Andeavor	3.800	04/01/28	200,417
200,000	Andeavor	4.500	04/01/48	202,082
200,000	Andeavor Logistics LP	3.500	12/01/22	199,593
150,000	Andeavor Logistics LP	4.250	12/01/27	151,244
200,000	Andeavor Logistics LP	5.200	12/01/47	208,414
1,200,000	Apache Corp	3.250	04/15/22	1,208,925
980,000	Apache Corp	5.100	09/01/40	1,043,283
300,000	Apache Corp	5.250	02/01/42	324,564
850,000	Apache Corp	4.750	04/15/43	872,865
68

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Apache Corp	4.250%	01/15/44	$290,382
750,000	g	Baker Hughes a GE Co LLC	2.773	12/15/22	748,913
500,000	g	Baker Hughes a GE Co LLC	3.337	12/15/27	499,006
500,000	g	Baker Hughes a GE Co LLC	4.080	12/15/47	508,047
129,000		Baker Hughes, Inc	3.200	08/15/21	131,744
800,000		Baker Hughes, Inc	5.125	09/15/40	939,741
200,000		Boardwalk Pipelines LP	5.750	09/15/19	209,615
200,000		Boardwalk Pipelines LP	3.375	02/01/23	199,084
200,000		Boardwalk Pipelines LP	5.950	06/01/26	223,035
200,000		Boardwalk Pipelines LP	4.450	07/15/27	203,410
225,000		BP Capital Markets plc	1.676	05/03/19	223,797
500,000		BP Capital Markets plc	2.237	05/10/19	500,672
300,000		BP Capital Markets plc	1.768	09/19/19	298,265
2,450,000		BP Capital Markets plc	2.315	02/13/20	2,455,819
300,000		BP Capital Markets plc	4.500	10/01/20	317,414
150,000		BP Capital Markets plc	4.742	03/11/21	160,612
500,000		BP Capital Markets plc	2.112	09/16/21	493,625
1,450,000		BP Capital Markets plc	3.561	11/01/21	1,506,981
1,200,000		BP Capital Markets plc	3.245	05/06/22	1,229,824
175,000		BP Capital Markets plc	2.520	09/19/22	174,106
850,000		BP Capital Markets plc	2.500	11/06/22	845,498
300,000		BP Capital Markets plc	3.994	09/26/23	319,005
800,000		BP Capital Markets plc	3.216	11/28/23	817,081
500,000		BP Capital Markets plc	3.814	02/10/24	525,526
500,000		BP Capital Markets plc	3.224	04/14/24	512,209
300,000		BP Capital Markets plc	3.535	11/04/24	311,622
500,000		BP Capital Markets plc	3.506	03/17/25	517,091
500,000		BP Capital Markets plc	3.119	05/04/26	505,230
200,000		BP Capital Markets plc	3.017	01/16/27	198,154
500,000		BP Capital Markets plc	3.588	04/14/27	517,286
750,000		BP Capital Markets plc	3.279	09/19/27	758,992
300,000		BP Capital Markets plc	3.723	11/28/28	314,126
200,000		Buckeye Partners LP	2.650	11/15/18	200,577
200,000		Buckeye Partners LP	4.875	02/01/21	210,343
200,000		Buckeye Partners LP	4.350	10/15/24	204,046
300,000		Buckeye Partners LP	3.950	12/01/26	294,793
200,000		Buckeye Partners LP	4.125	12/01/27	197,709
200,000		Buckeye Partners LP	5.850	11/15/43	215,254
100,000		Buckeye Partners LP	5.600	10/15/44	104,992
575,000		Burlington Resources Finance Co	7.200	08/15/31	787,604
200,000		Burlington Resources Finance Co	7.400	12/01/31	279,491
300,000		Canadian Natural Resources Ltd	2.950	01/15/23	298,614
600,000		Canadian Natural Resources Ltd	3.800	04/15/24	617,779
700,000		Canadian Natural Resources Ltd	3.900	02/01/25	720,530
750,000		Canadian Natural Resources Ltd	3.850	06/01/27	765,285
850,000		Canadian Natural Resources Ltd	6.250	03/15/38	1,060,741
300,000		Canadian Natural Resources Ltd	4.950	06/01/47	335,441
500,000		Cenovus Energy, Inc	5.700	10/15/19	525,900
550,000		Cenovus Energy, Inc	4.250	04/15/27	548,522
750,000		Cenovus Energy, Inc	5.250	06/15/37	771,905
500,000		Cenovus Energy, Inc	5.200	09/15/43	507,059
750,000		Cenovus Energy, Inc	5.400	06/15/47	788,595
69

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Chevron Corp	4.950%	03/03/19	$206,681
500,000	Chevron Corp	1.561	05/16/19	497,100
1,000,000	Chevron Corp	2.193	11/15/19	1,002,017
700,000	Chevron Corp	1.961	03/03/20	697,499
300,000	Chevron Corp	1.991	03/03/20	297,426
1,250,000	Chevron Corp	2.427	06/24/20	1,256,034
750,000	Chevron Corp	2.100	05/16/21	743,787
400,000	Chevron Corp	2.411	03/03/22	399,545
300,000	Chevron Corp	2.498	03/03/22	300,357
1,050,000	Chevron Corp	2.355	12/05/22	1,041,530
500,000	Chevron Corp	2.566	05/16/23	498,808
250,000	Chevron Corp	3.191	06/24/23	256,869
300,000	Chevron Corp	2.895	03/03/24	302,602
125,000	Chevron Corp	3.326	11/17/25	128,583
1,650,000	Chevron Corp	2.954	05/16/26	1,649,018
500,000	Cimarex Energy Co	4.375	06/01/24	530,483
100,000	Cimarex Energy Co	3.900	05/15/27	102,223
500,000	Concho Resources, Inc	3.750	10/01/27	506,380
400,000	Concho Resources, Inc	4.875	10/01/47	438,106
300,000	ConocoPhillips Co	2.200	05/15/20	299,308
400,000	ConocoPhillips Co	4.200	03/15/21	420,589
1,300,000	ConocoPhillips Co	2.875	11/15/21	1,314,971
600,000	ConocoPhillips Co	2.400	12/15/22	592,940
1,800,000	ConocoPhillips Co	3.350	11/15/24	1,852,779
300,000	ConocoPhillips Co	4.150	11/15/34	318,555
250,000	ConocoPhillips Co	5.900	05/15/38	328,290
1,035,000	ConocoPhillips Co	6.500	02/01/39	1,447,364
300,000	ConocoPhillips Co	4.300	11/15/44	327,778
500,000	ConocoPhillips Co	5.950	03/15/46	672,927
500,000	ConocoPhillips Holding Co	6.950	04/15/29	656,504
1,025,000	Devon Energy Corp	3.250	05/15/22	1,042,502
885,000	Devon Energy Corp	5.600	07/15/41	1,042,328
700,000	Devon Energy Corp	4.750	05/15/42	740,630
300,000	Devon Energy Corp	5.000	06/15/45	334,377
550,000	Ecopetrol S.A.	7.625	07/23/19	589,875
725,000	Ecopetrol S.A.	5.875	09/18/23	801,125
1,000,000	Ecopetrol S.A.	4.125	01/16/25	1,005,000
400,000	Ecopetrol S.A.	5.375	06/26/26	431,880
200,000	Ecopetrol S.A.	7.375	09/18/43	240,400
300,000	Ecopetrol S.A.	5.875	05/28/45	306,300
300,000	El Paso Pipeline Partners Operating Co LLC	4.300	05/01/24	312,286
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	386,922
495,000	Enbridge Energy Partners LP	5.200	03/15/20	520,926
675,000	Enbridge Energy Partners LP	4.375	10/15/20	703,401
200,000	Enbridge Energy Partners LP	5.875	10/15/25	226,473
300,000	Enbridge Energy Partners LP	5.500	09/15/40	328,185
200,000	Enbridge Energy Partners LP	7.375	10/15/45	265,552
1,000,000	EnCana Corp	3.900	11/15/21	1,027,643
1,000,000	EnCana Corp	6.500	08/15/34	1,234,979
200,000	EnLink Midstream Partners LP	2.700	04/01/19	199,805
200,000	EnLink Midstream Partners LP	4.400	04/01/24	206,540
300,000	EnLink Midstream Partners LP	4.150	06/01/25	303,061
100,000	EnLink Midstream Partners LP	4.850	07/15/26	104,761
70

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	EnLink Midstream Partners LP	5.600%	04/01/44	$209,824
400,000	EnLink Midstream Partners LP	5.450	06/01/47	422,327
130,000	Enterprise Products Operating LLC	6.500	01/31/19	135,837
600,000	Enterprise Products Operating LLC	5.200	09/01/20	641,014
100,000	Enterprise Products Operating LLC	2.850	04/15/21	100,825
400,000	Enterprise Products Operating LLC	4.050	02/15/22	418,515
800,000	Enterprise Products Operating LLC	3.900	02/15/24	833,440
300,000	Enterprise Products Operating LLC	3.700	02/15/26	307,106
3,065,000	Enterprise Products Operating LLC	3.950	02/15/27	3,184,786
480,000	Enterprise Products Operating LLC	6.125	10/15/39	603,389
300,000	Enterprise Products Operating LLC	4.850	08/15/42	329,169
100,000	Enterprise Products Operating LLC	4.450	02/15/43	103,433
1,500,000	Enterprise Products Operating LLC	4.850	03/15/44	1,642,771
500,000	Enterprise Products Operating LLC	5.100	02/15/45	570,048
300,000	Enterprise Products Operating LLC	4.900	05/15/46	330,249
200,000	Enterprise Products Operating LLC	4.950	10/15/54	218,601
200,000	Enterprise Products Operating LLC	4.875	08/16/77	200,500
700,000	Enterprise Products Operating LLC	5.250	08/16/77	693,000
900,000	EOG Resources, Inc	2.450	04/01/20	902,523
440,000	EOG Resources, Inc	4.100	02/01/21	458,737
600,000	EOG Resources, Inc	2.625	03/15/23	593,029
150,000	EOG Resources, Inc	4.150	01/15/26	159,606
200,000	EOG Resources, Inc	3.900	04/01/35	203,995
200,000	EOG Resources, Inc	5.100	01/15/36	230,845
550,000	EQT Corp	8.125	06/01/19	592,279
300,000	EQT Corp	2.500	10/01/20	297,888
300,000	EQT Corp	3.000	10/01/22	296,763
500,000	EQT Corp	3.900	10/01/27	496,919
750,000	Exxon Mobil Corp	1.708	03/01/19	748,191
500,000	Exxon Mobil Corp	1.819	03/15/19	499,164
950,000	Exxon Mobil Corp	1.912	03/06/20	945,031
750,000	Exxon Mobil Corp	2.222	03/01/21	748,206
500,000	Exxon Mobil Corp	2.397	03/06/22	499,137
1,000,000	Exxon Mobil Corp	2.726	03/01/23	1,006,937
500,000	Exxon Mobil Corp	3.176	03/15/24	515,548
500,000	Exxon Mobil Corp	2.709	03/06/25	498,184
1,852,000	Exxon Mobil Corp	3.043	03/01/26	1,880,117
500,000	Exxon Mobil Corp	3.567	03/06/45	504,783
850,000	Exxon Mobil Corp	4.114	03/01/46	948,572
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	205,378
2,850,000	Halliburton Co	3.800	11/15/25	2,961,190
500,000	Halliburton Co	4.850	11/15/35	560,545
250,000	Halliburton Co	4.500	11/15/41	262,641
600,000	Halliburton Co	4.750	08/01/43	654,546
750,000	Halliburton Co	5.000	11/15/45	860,517
200,000	Helmerich & Payne International Drilling Co	4.650	03/15/25	210,484
200,000	Hess Corp	3.500	07/15/24	197,068
1,100,000	Hess Corp	4.300	04/01/27	1,102,392
940,000	Hess Corp	5.600	02/15/41	1,012,913
300,000	Hess Corp	5.800	04/01/47	333,565
200,000	HollyFrontier Corp	5.875	04/01/26	222,475
30,000	Husky Energy, Inc	7.250	12/15/19	32,659
71

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Husky Energy, Inc	3.950%	04/15/22	$206,901
500,000	Husky Energy, Inc	4.000	04/15/24	522,206
130,000	Husky Energy, Inc	6.800	09/15/37	168,795
2,400,000	Kinder Morgan, Inc	3.050	12/01/19	2,420,748
1,200,000	Kinder Morgan, Inc	3.950	09/01/22	1,238,276
1,000,000	Kinder Morgan, Inc	3.150	01/15/23	993,769
350,000	Kinder Morgan, Inc	3.450	02/15/23	351,731
200,000	Kinder Morgan, Inc	3.500	09/01/23	200,098
300,000	Kinder Morgan, Inc	4.150	02/01/24	311,076
500,000	Kinder Morgan, Inc	4.250	09/01/24	517,734
1,950,000	Kinder Morgan, Inc	4.300	06/01/25	2,030,720
1,900,000	Kinder Morgan, Inc	5.300	12/01/34	2,025,601
535,000	Kinder Morgan, Inc	6.500	09/01/39	630,971
300,000	Kinder Morgan, Inc	5.625	09/01/41	318,518
200,000	Kinder Morgan, Inc	5.000	08/15/42	202,996
500,000	Kinder Morgan, Inc	5.000	03/01/43	507,130
400,000	Kinder Morgan, Inc	5.500	03/01/44	425,744
200,000	Kinder Morgan, Inc	5.400	09/01/44	211,284
800,000	Kinder Morgan, Inc	5.550	06/01/45	874,810
200,000	Magellan Midstream Partners LP	6.550	07/15/19	211,828
125,000	Magellan Midstream Partners LP	4.250	02/01/21	130,422
900,000	Magellan Midstream Partners LP	5.000	03/01/26	999,479
100,000	Magellan Midstream Partners LP	4.250	09/15/46	101,119
300,000	Magellan Midstream Partners LP	4.200	10/03/47	302,210
1,150,000	Marathon Oil Corp	2.800	11/01/22	1,138,640
300,000	Marathon Oil Corp	3.850	06/01/25	305,309
800,000	Marathon Oil Corp	4.400	07/15/27	835,819
255,000	Marathon Oil Corp	6.600	10/01/37	319,285
200,000	Marathon Oil Corp	5.200	06/01/45	221,492
250,000	Marathon Petroleum Corp	3.400	12/15/20	255,430
250,000	Marathon Petroleum Corp	5.125	03/01/21	268,286
600,000	Marathon Petroleum Corp	3.625	09/15/24	611,769
350,000	Marathon Petroleum Corp	6.500	03/01/41	438,351
250,000	Marathon Petroleum Corp	4.750	09/15/44	260,987
250,000	Marathon Petroleum Corp	5.850	12/15/45	287,735
200,000	Marathon Petroleum Corp	5.000	09/15/54	202,362
300,000	National Oilwell Varco, Inc	2.600	12/01/22	292,925
800,000	National Oilwell Varco, Inc	3.950	12/01/42	705,013
935,000	Nexen, Inc	6.400	05/15/37	1,218,944
750,000	Noble Energy, Inc	3.900	11/15/24	770,968
500,000	Noble Energy, Inc	3.850	01/15/28	501,379
700,000	Noble Energy, Inc	6.000	03/01/41	827,273
300,000	Noble Energy, Inc	5.250	11/15/43	332,132
200,000	Noble Energy, Inc	4.950	08/15/47	213,843
250,000	Occidental Petroleum Corp	3.125	02/15/22	256,273
200,000	Occidental Petroleum Corp	2.600	04/15/22	200,406
550,000	Occidental Petroleum Corp	2.700	02/15/23	550,265
750,000	Occidental Petroleum Corp	3.500	06/15/25	776,479
600,000	Occidental Petroleum Corp	3.400	04/15/26	614,313
650,000	Occidental Petroleum Corp	3.000	02/15/27	646,011
300,000	Occidental Petroleum Corp	4.625	06/15/45	339,295
240,000	Occidental Petroleum Corp	4.400	04/15/46	265,424
300,000	Occidental Petroleum Corp	4.100	02/15/47	318,590
72

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Oceaneering International, Inc	4.650%	11/15/24	$194,542
300,000		ONE Gas, Inc	2.070	02/01/19	300,047
137,000		ONE Gas, Inc	3.610	02/01/24	141,997
100,000		ONE Gas, Inc	4.658	02/01/44	113,790
1,300,000		ONEOK, Inc	4.000	07/13/27	1,317,214
675,000		ONEOK, Inc	4.950	07/13/47	701,650
75,000		Petro-Canada	6.800	05/15/38	103,296
350,000		Petroleos Mexicanos	5.500	02/04/19	361,708
775,000		Petroleos Mexicanos	6.000	03/05/20	822,275
500,000		Petroleos Mexicanos	3.500	07/23/20	506,750
800,000		Petroleos Mexicanos	5.500	01/21/21	848,800
300,000		Petroleos Mexicanos	6.375	02/04/21	326,100
240,000		Petroleos Mexicanos	4.875	01/24/22	250,140
2,000,000	g	Petroleos Mexicanos	5.375	03/13/22	2,120,000
150,000		Petroleos Mexicanos	1.700	12/20/22	147,269
150,000		Petroleos Mexicanos	2.000	12/20/22	148,444
400,000		Petroleos Mexicanos	3.500	01/30/23	391,600
759,000		Petroleos Mexicanos	4.625	09/21/23	780,821
1,500,000		Petroleos Mexicanos	4.875	01/18/24	1,553,925
1,950,000		Petroleos Mexicanos	4.500	01/23/26	1,946,490
500,000		Petroleos Mexicanos	6.875	08/04/26	566,875
1,125,000	g	Petroleos Mexicanos	6.500	03/13/27	1,229,625
2,525,000	g	Petroleos Mexicanos	6.500	03/13/27	2,759,825
2,040,000		Petroleos Mexicanos	6.500	06/02/41	2,098,140
860,000		Petroleos Mexicanos	5.500	06/27/44	791,166
575,000		Petroleos Mexicanos	6.375	01/23/45	578,076
1,000,000		Petroleos Mexicanos	5.625	01/23/46	925,500
2,015,000		Petroleos Mexicanos	6.750	09/21/47	2,103,358
1,075,000	g	Petroleos Mexicanos	6.750	09/21/47	1,122,139
650,000		Phillips 66	4.300	04/01/22	690,762
538,000		Phillips 66	4.650	11/15/34	589,077
400,000		Phillips 66	5.875	05/01/42	508,678
900,000		Phillips 66	4.875	11/15/44	1,029,954
125,000		Pioneer Natural Resources Co	3.450	01/15/21	127,506
375,000		Pioneer Natural Resources Co	3.950	07/15/22	390,814
200,000		Pioneer Natural Resources Co	4.450	01/15/26	214,315
550,000		Plains All American Pipeline LP	2.600	12/15/19	546,807
700,000		Plains All American Pipeline LP	5.000	02/01/21	733,480
200,000		Plains All American Pipeline LP	2.850	01/31/23	191,348
400,000		Plains All American Pipeline LP	3.850	10/15/23	398,038
200,000		Plains All American Pipeline LP	3.600	11/01/24	194,729
300,000		Plains All American Pipeline LP	4.650	10/15/25	309,076
1,000,000		Plains All American Pipeline LP	4.500	12/15/26	1,013,433
100,000		Plains All American Pipeline LP	6.650	01/15/37	114,112
250,000		Plains All American Pipeline LP	5.150	06/01/42	243,241
300,000		Plains All American Pipeline LP	4.700	06/15/44	280,227
300,000		Plains All American Pipeline LP	4.900	02/15/45	287,849
1,500,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	1,607,958
1,500,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	1,654,162
2,500,000		Sabine Pass Liquefaction LLC	5.000	03/15/27	2,681,992
375,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	379,307
750,000		Schlumberger Investment S.A.	3.650	12/01/23	789,448
73

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Shell International Finance BV	1.375%	05/10/19	$495,652
500,000		Shell International Finance BV	1.375	09/12/19	493,814
805,000		Shell International Finance BV	4.300	09/22/19	833,811
1,280,000		Shell International Finance BV	4.375	03/25/20	1,338,392
500,000		Shell International Finance BV	2.125	05/11/20	498,929
300,000		Shell International Finance BV	2.250	11/10/20	299,897
500,000		Shell International Finance BV	1.875	05/10/21	492,598
500,000		Shell International Finance BV	1.750	09/12/21	487,866
200,000		Shell International Finance BV	2.375	08/21/22	198,543
500,000		Shell International Finance BV	2.250	01/06/23	491,203
500,000		Shell International Finance BV	3.400	08/12/23	519,083
2,300,000		Shell International Finance BV	3.250	05/11/25	2,363,115
1,500,000		Shell International Finance BV	2.875	05/10/26	1,499,606
500,000		Shell International Finance BV	2.500	09/12/26	484,182
500,000		Shell International Finance BV	4.125	05/11/35	545,047
421,000		Shell International Finance BV	6.375	12/15/38	586,502
200,000		Shell International Finance BV	3.625	08/21/42	197,287
1,000,000		Shell International Finance BV	4.550	08/12/43	1,136,391
1,000,000		Shell International Finance BV	4.375	05/11/45	1,123,336
425,000		Shell International Finance BV	4.000	05/10/46	452,212
1,750,000		Shell International Finance BV	3.750	09/12/46	1,783,112
375,000		Statoil ASA	1.200	01/17/18	374,900
300,000		Statoil ASA	1.150	05/15/18	299,273
500,000		Statoil ASA	2.250	11/08/19	499,903
300,000		Statoil ASA	2.900	11/08/20	304,924
500,000		Statoil ASA	2.750	11/10/21	506,682
625,000		Statoil ASA	2.450	01/17/23	621,196
300,000		Statoil ASA	2.650	01/15/24	298,643
300,000		Statoil ASA	3.700	03/01/24	315,117
500,000		Statoil ASA	3.250	11/10/24	513,912
200,000		Statoil ASA	5.100	08/17/40	240,947
400,000		Statoil ASA	4.250	11/23/41	432,186
300,000		Statoil ASA	3.950	05/15/43	313,529
1,300,000		Statoil ASA	4.800	11/08/43	1,521,325
750,000		Suncor Energy, Inc	3.600	12/01/24	766,304
1,400,000		Suncor Energy, Inc	6.500	06/15/38	1,890,086
750,000		Suncor Energy, Inc	4.000	11/15/47	766,831
200,000		Sunoco Logistics Partners Operations LP	4.400	04/01/21	207,966
1,181,000		Sunoco Logistics Partners Operations LP	3.450	01/15/23	1,174,003
300,000		Sunoco Logistics Partners Operations LP	4.250	04/01/24	305,783
200,000		Sunoco Logistics Partners Operations LP	5.950	12/01/25	223,277
400,000		Sunoco Logistics Partners Operations LP	3.900	07/15/26	391,324
1,500,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,470,394
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	106,436
300,000		Sunoco Logistics Partners Operations LP	5.300	04/01/44	296,555
200,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	198,053
500,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	504,424
100,000	g	TechnipFMC plc	3.450	10/01/22	99,840
900,000	g	Tesoro Corp	5.125	12/15/26	988,774
2,000,000		Tesoro Logistics LP	6.375	05/01/24	2,170,000
300,000		Total Capital Canada Ltd	2.750	07/15/23	301,531
300,000		Total Capital International S.A.	2.125	01/10/19	300,280
500,000		Total Capital International S.A.	2.100	06/19/19	499,771
74

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Total Capital International S.A.	2.750%	06/19/21	$302,963
1,000,000	Total Capital International S.A.	2.875	02/17/22	1,013,617
400,000	Total Capital International S.A.	2.700	01/25/23	402,235
600,000	Total Capital International S.A.	3.700	01/15/24	632,499
300,000	Total Capital International S.A.	3.750	04/10/24	318,038
700,000	Total Capital S.A.	4.450	06/24/20	736,783
100,000	Total Capital S.A.	4.125	01/28/21	105,288
500,000	TransCanada PipeLines Ltd	3.125	01/15/19	504,538
500,000	TransCanada PipeLines Ltd	2.125	11/15/19	498,223
600,000	TransCanada PipeLines Ltd	3.800	10/01/20	622,069
1,000,000	TransCanada PipeLines Ltd	4.875	01/15/26	1,119,377
1,700,000	TransCanada PipeLines Ltd	4.625	03/01/34	1,896,965
340,000	TransCanada PipeLines Ltd	5.850	03/15/36	426,129
469,000	TransCanada PipeLines Ltd	7.625	01/15/39	706,128
200,000	TransCanada PipeLines Ltd	6.100	06/01/40	262,148
200,000	TransCanada PipeLines Ltd	5.000	10/16/43	236,690
400,000	Vale Overseas Ltd	5.875	06/10/21	435,600
1,542,000	Vale Overseas Ltd	4.375	01/11/22	1,594,428
2,350,000	Vale Overseas Ltd	6.250	08/10/26	2,722,475
150,000	Vale Overseas Ltd	8.250	01/17/34	198,188
1,164,000	Vale Overseas Ltd	6.875	11/21/36	1,425,900
680,000	Valero Energy Corp	6.125	02/01/20	732,322
825,000	Valero Energy Corp	3.650	03/15/25	846,963
500,000	Valero Energy Corp	3.400	09/15/26	501,898
330,000	Valero Energy Corp	7.500	04/15/32	444,561
500,000	Valero Energy Corp	6.625	06/15/37	658,515
300,000	Valero Energy Corp	4.900	03/15/45	341,388
200,000	Valero Energy Partners LP	4.375	12/15/26	208,984
	TOTAL ENERGY			226,647,899

FOOD & STAPLES RETAILING - 0.3%
750,000	CVS Health Corp	2.250	08/12/19	747,657
1,000,000	CVS Health Corp	2.800	07/20/20	1,004,101
500,000	CVS Health Corp	4.125	05/15/21	519,432
650,000	CVS Health Corp	2.125	06/01/21	634,278
500,000	CVS Health Corp	3.500	07/20/22	509,244
500,000	CVS Health Corp	2.750	12/01/22	492,473
250,000	CVS Health Corp	4.000	12/05/23	259,889
900,000	CVS Health Corp	3.375	08/12/24	904,663
1,319,000	CVS Health Corp	3.875	07/20/25	1,358,080
2,200,000	CVS Health Corp	2.875	06/01/26	2,108,700
400,000	CVS Health Corp	5.300	12/05/43	465,069
1,500,000	CVS Health Corp	5.125	07/20/45	1,717,667
235,000	Delhaize Group S.A.	5.700	10/01/40	275,799
100,000	Kroger Co	2.000	01/15/19	99,814
1,225,000	Kroger Co	1.500	09/30/19	1,207,521
445,000	Kroger Co	6.150	01/15/20	478,105
200,000	Kroger Co	2.950	11/01/21	201,915
200,000	Kroger Co	3.400	04/15/22	204,697
125,000	Kroger Co	2.800	08/01/22	124,530
200,000	Kroger Co	3.850	08/01/23	208,119
300,000	Kroger Co	4.000	02/01/24	311,620
75

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Kroger Co	3.500%	02/01/26	$99,801
300,000	Kroger Co	2.650	10/15/26	279,203
175,000	Kroger Co	3.700	08/01/27	177,151
100,000	Kroger Co	6.900	04/15/38	129,187
250,000	Kroger Co	5.000	04/15/42	265,407
300,000	Kroger Co	5.150	08/01/43	324,176
300,000	Kroger Co	3.875	10/15/46	274,393
500,000	Kroger Co	4.450	02/01/47	498,793
200,000	Kroger Co	4.650	01/15/48	204,542
300,000	SYSCO Corp	1.900	04/01/19	299,148
500,000	SYSCO Corp	2.600	10/01/20	502,109
125,000	SYSCO Corp	2.500	07/15/21	124,649
250,000	SYSCO Corp	2.600	06/12/22	248,231
225,000	SYSCO Corp	3.300	07/15/26	226,351
100,000	SYSCO Corp	3.250	07/15/27	99,634
100,000	SYSCO Corp	5.375	09/21/35	119,459
300,000	SYSCO Corp	4.850	10/01/45	342,580
500,000	SYSCO Corp	4.500	04/01/46	543,472
200,000	Walgreen Co	3.100	09/15/22	200,773
200,000	Walgreen Co	4.400	09/15/42	200,361
1,125,000	Walgreens Boots Alliance, Inc	2.700	11/18/19	1,131,703
500,000	Walgreens Boots Alliance, Inc	3.300	11/18/21	508,292
400,000	Walgreens Boots Alliance, Inc	3.800	11/18/24	408,414
2,000,000	Walgreens Boots Alliance, Inc	3.450	06/01/26	1,977,184
400,000	Walgreens Boots Alliance, Inc	4.500	11/18/34	417,396
400,000	Walgreens Boots Alliance, Inc	4.800	11/18/44	430,291
125,000	Walgreens Boots Alliance, Inc	4.650	06/01/46	131,565
	TOTAL FOOD & STAPLES RETAILING			23,997,638

FOOD, BEVERAGE & TOBACCO - 1.4%
228,000	Altria Group, Inc	9.250	08/06/19	252,748
300,000	Altria Group, Inc	2.625	01/14/20	301,918
1,800,000	Altria Group, Inc	4.750	05/05/21	1,930,102
800,000	Altria Group, Inc	2.850	08/09/22	805,144
200,000	Altria Group, Inc	2.950	05/02/23	200,420
700,000	Altria Group, Inc	2.625	09/16/26	676,649
800,000	Altria Group, Inc	4.250	08/09/42	838,864
300,000	Altria Group, Inc	4.500	05/02/43	325,693
600,000	Altria Group, Inc	5.375	01/31/44	729,268
300,000	Altria Group, Inc	3.875	09/16/46	297,409
2,000,000	Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	1,995,717
500,000	Anheuser-Busch InBev Finance, Inc	2.150	02/01/19	500,540
2,000,000	Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	2,009,859
500,000	Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	498,143
2,000,000	Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	2,046,304
500,000	Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	520,294
12,600,000	Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	12,999,671
2,500,000	Anheuser-Busch InBev Finance, Inc	4.700	02/01/36	2,803,635
1,000,000	Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,102,400
3,825,000	Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	4,429,191
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,474,811
2,750,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,728,789
500,000	Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	485,856
76

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,039,000		Anheuser-Busch InBev Worldwide, Inc	4.439%	10/06/48	$1,130,791
1,400,000		Archer-Daniels-Midland Co	2.500	08/11/26	1,335,011
740,000		Archer-Daniels-Midland Co	4.016	04/16/43	782,266
200,000		Archer-Daniels-Midland Co	3.750	09/15/47	203,712
750,000	g	BAT Capital Corp	2.297	08/14/20	745,823
750,000	g	BAT Capital Corp	2.764	08/15/22	745,818
1,000,000	g	BAT Capital Corp	3.222	08/15/24	999,735
2,150,000	g	BAT Capital Corp	3.557	08/15/27	2,152,151
1,000,000	g	BAT Capital Corp	4.390	08/15/37	1,045,424
1,250,000	g	BAT Capital Corp	4.540	08/15/47	1,314,933
200,000		Beam, Inc	3.250	05/15/22	203,092
200,000		Brown-Forman Corp	4.500	07/15/45	226,194
100,000		Bunge Ltd	8.500	06/15/19	108,318
500,000		Bunge Ltd	3.500	11/24/20	510,393
300,000		Bunge Ltd	3.000	09/25/22	297,726
300,000		Bunge Ltd	3.750	09/25/27	295,586
100,000		Campbell Soup Co	4.250	04/15/21	104,809
650,000		Campbell Soup Co	2.500	08/02/22	642,789
150,000		Campbell Soup Co	3.800	08/02/42	143,042
300,000		Coca-Cola Bottling Co Consolidated	3.800	11/25/25	302,199
500,000		Coca-Cola Co	1.375	05/30/19	495,766
500,000		Coca-Cola Co	1.875	10/27/20	497,379
300,000		Coca-Cola Co	2.450	11/01/20	302,168
410,000		Coca-Cola Co	3.150	11/15/20	421,155
400,000		Coca-Cola Co	1.550	09/01/21	390,240
300,000		Coca-Cola Co	2.500	04/01/23	299,684
2,500,000		Coca-Cola Co	3.200	11/01/23	2,595,495
500,000		Coca-Cola Co	2.875	10/27/25	499,892
300,000		Coca-Cola Co	2.550	06/01/26	291,881
400,000		Coca-Cola Co	2.250	09/01/26	379,768
100,000		Coca-Cola Enterprises, Inc	3.500	09/15/20	102,659
200,000		Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	200,472
400,000		Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	418,954
500,000		Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	522,938
200,000		Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	236,727
572,000		ConAgra Foods, Inc	3.200	01/25/23	577,833
100,000		ConAgra Foods, Inc	7.000	10/01/28	123,857
200,000		Constellation Brands, Inc	2.000	11/07/19	198,681
600,000		Constellation Brands, Inc	3.875	11/15/19	616,197
200,000		Constellation Brands, Inc	2.250	11/06/20	198,150
300,000		Constellation Brands, Inc	2.700	05/09/22	298,494
300,000		Constellation Brands, Inc	2.650	11/07/22	296,769
750,000		Constellation Brands, Inc	3.700	12/06/26	770,965
300,000		Constellation Brands, Inc	3.500	05/09/27	306,009
300,000		Constellation Brands, Inc	4.500	05/09/47	328,758
100,000		Corn Products International, Inc	4.625	11/01/20	105,037
200,000		Diageo Capital plc	5.875	09/30/36	263,262
400,000		Diageo Capital plc	3.875	04/29/43	418,208
500,000		Dr Pepper Snapple Group, Inc	3.130	12/15/23	504,506
200,000		Dr Pepper Snapple Group, Inc	3.400	11/15/25	202,078
200,000		Dr Pepper Snapple Group, Inc	2.550	09/15/26	189,544
500,000		Dr Pepper Snapple Group, Inc	4.420	12/15/46	524,908
77

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	Flowers Foods, Inc	4.375%	04/01/22	$159,027
100,000	Flowers Foods, Inc	3.500	10/01/26	98,047
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	197,805
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	315,666
210,000	General Mills, Inc	5.650	02/15/19	217,911
175,000	General Mills, Inc	2.200	10/21/19	174,936
200,000	General Mills, Inc	3.150	12/15/21	203,853
500,000	General Mills, Inc	2.600	10/12/22	496,147
500,000	General Mills, Inc	3.650	02/15/24	523,816
500,000	General Mills, Inc	3.200	02/10/27	498,668
150,000	General Mills, Inc	5.400	06/15/40	178,452
100,000	General Mills, Inc	4.150	02/15/43	101,274
150,000	Hershey Co	4.125	12/01/20	157,754
500,000	Hershey Co	2.300	08/15/26	469,786
300,000	Hershey Co	3.375	08/15/46	285,486
300,000	Ingredion, Inc	3.200	10/01/26	294,458
200,000	JM Smucker Co	2.200	12/06/19	199,691
175,000	JM Smucker Co	2.500	03/15/20	175,422
100,000	JM Smucker Co	3.500	10/15/21	102,834
300,000	JM Smucker Co	3.000	03/15/22	301,946
600,000	JM Smucker Co	3.500	03/15/25	612,806
200,000	JM Smucker Co	3.375	12/15/27	200,205
300,000	JM Smucker Co	4.250	03/15/35	318,298
300,000	JM Smucker Co	4.375	03/15/45	317,806
1,279,000	Kellogg Co	4.000	12/15/20	1,339,466
500,000	Kellogg Co	2.650	12/01/23	496,619
1,125,000	Kellogg Co	3.250	04/01/26	1,116,406
200,000	Kellogg Co	3.400	11/15/27	198,974
150,000	Kellogg Co	4.500	04/01/46	158,993
2,275,000	Kraft Foods Group, Inc	3.500	06/06/22	2,327,623
300,000	Kraft Foods Group, Inc	6.500	02/09/40	380,344
700,000	Kraft Foods Group, Inc	5.000	06/04/42	750,515
1,900,000	Kraft Foods, Inc	5.375	02/10/20	2,008,515
700,000	Kraft Heinz Foods Co	2.800	07/02/20	703,991
200,000	Kraft Heinz Foods Co	3.500	07/15/22	204,525
900,000	Kraft Heinz Foods Co	3.950	07/15/25	929,368
1,000,000	Kraft Heinz Foods Co	3.000	06/01/26	962,020
600,000	Kraft Heinz Foods Co	5.000	07/15/35	654,638
1,000,000	Kraft Heinz Foods Co	5.200	07/15/45	1,099,098
1,500,000	Kraft Heinz Foods Co	4.375	06/01/46	1,484,493
250,000	McCormick & Co, Inc	2.700	08/15/22	249,778
250,000	McCormick & Co, Inc	3.150	08/15/24	251,269
250,000	McCormick & Co, Inc	3.400	08/15/27	253,200
400,000	McCormick & Co, Inc	4.200	08/15/47	421,025
385,000	Mead Johnson Nutrition Co	4.900	11/01/19	403,178
600,000	Mead Johnson Nutrition Co	3.000	11/15/20	608,942
225,000	Mead Johnson Nutrition Co	4.125	11/15/25	238,580
350,000	Mead Johnson Nutrition Co	4.600	06/01/44	389,879
350,000	Molson Coors Brewing Co	1.450	07/15/19	345,594
500,000	Molson Coors Brewing Co	2.250	03/15/20	497,450
500,000	Molson Coors Brewing Co	2.100	07/15/21	490,015
150,000	Molson Coors Brewing Co	3.500	05/01/22	154,047
750,000	Molson Coors Brewing Co	3.000	07/15/26	733,884
78

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Molson Coors Brewing Co	5.000%	05/01/42	$339,935
750,000	Molson Coors Brewing Co	4.200	07/15/46	763,566
400,000	PepsiCo, Inc	2.250	01/07/19	401,111
100,000	PepsiCo, Inc	1.500	02/22/19	99,536
350,000	PepsiCo, Inc	1.550	05/02/19	348,042
300,000	PepsiCo, Inc	1.350	10/04/19	296,398
100,000	PepsiCo, Inc	4.500	01/15/20	104,564
500,000	PepsiCo, Inc	1.850	04/30/20	495,941
300,000	PepsiCo, Inc	2.150	10/14/20	299,533
600,000	PepsiCo, Inc	3.125	11/01/20	615,623
300,000	PepsiCo, Inc	2.000	04/15/21	296,559
200,000	PepsiCo, Inc	3.000	08/25/21	204,328
1,300,000	PepsiCo, Inc	1.700	10/06/21	1,267,879
400,000	PepsiCo, Inc	2.750	03/05/22	404,718
500,000	PepsiCo, Inc	2.250	05/02/22	494,751
300,000	PepsiCo, Inc	3.100	07/17/22	307,150
500,000	PepsiCo, Inc	2.750	03/01/23	504,475
1,000,000	PepsiCo, Inc	3.600	03/01/24	1,048,456
300,000	PepsiCo, Inc	2.750	04/30/25	300,672
425,000	PepsiCo, Inc	3.500	07/17/25	441,733
100,000	PepsiCo, Inc	2.850	02/24/26	99,179
1,000,000	PepsiCo, Inc	2.375	10/06/26	950,723
1,000,000	PepsiCo, Inc	3.000	10/15/27	996,162
310,000	PepsiCo, Inc	4.875	11/01/40	372,935
400,000	PepsiCo, Inc	4.000	03/05/42	423,646
200,000	PepsiCo, Inc	3.600	08/13/42	200,159
450,000	PepsiCo, Inc	4.600	07/17/45	522,210
800,000	PepsiCo, Inc	4.450	04/14/46	908,230
275,000	PepsiCo, Inc	3.450	10/06/46	266,520
750,000	PepsiCo, Inc	4.000	05/02/47	798,136
300,000	Philip Morris International, Inc	1.875	01/15/19	299,420
800,000	Philip Morris International, Inc	1.625	02/21/19	795,871
300,000	Philip Morris International, Inc	1.375	02/25/19	297,641
300,000	Philip Morris International, Inc	1.875	11/01/19	298,131
300,000	Philip Morris International, Inc	2.000	02/21/20	298,116
200,000	Philip Morris International, Inc	2.900	11/15/21	202,411
300,000	Philip Morris International, Inc	2.625	02/18/22	299,939
300,000	Philip Morris International, Inc	2.375	08/17/22	295,557
200,000	Philip Morris International, Inc	2.500	08/22/22	198,137
300,000	Philip Morris International, Inc	2.500	11/02/22	297,289
500,000	Philip Morris International, Inc	2.625	03/06/23	494,434
300,000	Philip Morris International, Inc	2.125	05/10/23	289,285
300,000	Philip Morris International, Inc	3.600	11/15/23	310,435
500,000	Philip Morris International, Inc	3.250	11/10/24	508,092
300,000	Philip Morris International, Inc	3.375	08/11/25	306,047
700,000	Philip Morris International, Inc	2.750	02/25/26	685,275
300,000	Philip Morris International, Inc	3.125	08/17/27	299,307
500,000	Philip Morris International, Inc	3.125	03/02/28	498,298
240,000	Philip Morris International, Inc	6.375	05/16/38	324,553
150,000	Philip Morris International, Inc	4.375	11/15/41	161,279
200,000	Philip Morris International, Inc	4.500	03/20/42	217,460
150,000	Philip Morris International, Inc	3.875	08/21/42	149,461
79

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Philip Morris International, Inc	4.125%	03/04/43	$308,248
200,000	Philip Morris International, Inc	4.875	11/15/43	228,240
1,300,000	Philip Morris International, Inc	4.250	11/10/44	1,369,040
270,000	Reynolds American, Inc	6.875	05/01/20	296,009
375,000	Reynolds American, Inc	3.250	06/12/20	381,011
2,250,000	Reynolds American, Inc	4.000	06/12/22	2,350,573
200,000	Reynolds American, Inc	4.850	09/15/23	217,751
750,000	Reynolds American, Inc	5.700	08/15/35	893,419
65,000	Reynolds American, Inc	7.250	06/15/37	90,094
200,000	Reynolds American, Inc	6.150	09/15/43	256,855
750,000	Reynolds American, Inc	5.850	08/15/45	935,798
1,400,000	Tyson Foods, Inc	4.500	06/15/22	1,495,184
500,000	Tyson Foods, Inc	3.950	08/15/24	525,727
300,000	Tyson Foods, Inc	3.550	06/02/27	307,100
500,000	Tyson Foods, Inc	5.150	08/15/44	584,637
300,000	Tyson Foods, Inc	4.550	06/02/47	326,457
	TOTAL FOOD, BEVERAGE & TOBACCO			125,941,645

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
100,000	AmerisourceBergen Corp	3.500	11/15/21	102,533
400,000	AmerisourceBergen Corp	3.400	05/15/24	407,314
700,000	AmerisourceBergen Corp	3.250	03/01/25	703,678
200,000	AmerisourceBergen Corp	3.450	12/15/27	198,275
200,000	AmerisourceBergen Corp	4.300	12/15/47	200,528
500,000	Anthem, Inc	2.500	11/21/20	498,919
500,000	Anthem, Inc	2.950	12/01/22	500,140
400,000	Anthem, Inc	3.350	12/01/24	405,716
400,000	Anthem, Inc	3.650	12/01/27	407,610
400,000	Anthem, Inc	4.375	12/01/47	424,620
500,000	Ascension Health	3.945	11/15/46	528,176
200,000	Ascension Health, Inc	4.847	11/15/53	233,047
300,000	Baxter International, Inc	1.700	08/15/21	290,871
300,000	Baxter International, Inc	2.600	08/15/26	285,967
300,000	Baxter International, Inc	3.500	08/15/46	275,666
290,000	Baylor Scott & White Holdings	4.185	11/15/45	310,562
200,000	Baylor Scott & White Holdings	3.967	11/15/46	207,797
1,414,000	Becton Dickinson & Co	2.675	12/15/19	1,418,938
150,000	Becton Dickinson & Co	3.250	11/12/20	152,141
850,000	Becton Dickinson & Co	3.125	11/08/21	857,073
750,000	Becton Dickinson & Co	3.363	06/06/24	751,934
151,000	Becton Dickinson & Co	3.734	12/15/24	154,620
1,000,000	Becton Dickinson & Co	4.669	06/06/47	1,081,725
500,000	Becton Dickinson and Co	2.133	06/06/19	498,855
750,000	Becton Dickinson and Co	2.404	06/05/20	745,885
750,000	Becton Dickinson and Co	2.894	06/06/22	745,214
1,000,000	Becton Dickinson and Co	3.700	06/06/27	1,007,424
500,000	Becton Dickinson and Co	4.685	12/15/44	546,273
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	105,827
650,000	Boston Scientific Corp	6.000	01/15/20	693,768
300,000	Boston Scientific Corp	2.850	05/15/20	302,360
300,000	Boston Scientific Corp	3.375	05/15/22	304,602
150,000	Boston Scientific Corp	4.125	10/01/23	156,997
1,400,000	Boston Scientific Corp	3.850	05/15/25	1,438,969
80

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Cardinal Health, Inc	1.948%	06/14/19	$496,880
200,000	Cardinal Health, Inc	2.400	11/15/19	199,857
100,000	Cardinal Health, Inc	4.625	12/15/20	105,426
350,000	Cardinal Health, Inc	2.616	06/15/22	344,107
100,000	Cardinal Health, Inc	3.200	06/15/22	100,529
200,000	Cardinal Health, Inc	3.200	03/15/23	200,179
500,000	Cardinal Health, Inc	3.079	06/15/24	492,097
100,000	Cardinal Health, Inc	3.500	11/15/24	100,441
200,000	Cardinal Health, Inc	3.750	09/15/25	203,582
300,000	Cardinal Health, Inc	3.410	06/15/27	293,567
100,000	Cardinal Health, Inc	4.600	03/15/43	102,878
200,000	Cardinal Health, Inc	4.500	11/15/44	202,802
200,000	Cardinal Health, Inc	4.900	09/15/45	214,786
500,000	Cardinal Health, Inc	4.368	06/15/47	496,469
100,000	Coventry Health Care, Inc	5.450	06/15/21	108,247
650,000	Covidien International Finance S.A.	3.200	06/15/22	664,276
100,000	CR Bard, Inc	4.400	01/15/21	104,162
200,000	CR Bard, Inc	3.000	05/15/26	198,000
200,000	Dignity Health	5.267	11/01/64	213,487
400,000	Duke University Health System, Inc	3.920	06/01/47	418,060
900,000	Express Scripts Holding Co	2.250	06/15/19	898,464
200,000	Express Scripts Holding Co	2.600	11/30/20	199,800
150,000	Express Scripts Holding Co	3.300	02/25/21	152,341
250,000	Express Scripts Holding Co	4.750	11/15/21	266,328
525,000	Express Scripts Holding Co	3.900	02/15/22	543,237
200,000	Express Scripts Holding Co	3.050	11/30/22	199,633
1,100,000	Express Scripts Holding Co	3.000	07/15/23	1,092,183
300,000	Express Scripts Holding Co	3.500	06/15/24	302,592
150,000	Express Scripts Holding Co	4.500	02/25/26	159,142
1,300,000	Express Scripts Holding Co	3.400	03/01/27	1,275,342
93,000	Express Scripts Holding Co	6.125	11/15/41	113,961
750,000	Express Scripts Holding Co	4.800	07/15/46	797,143
200,000	Hackensack Meridian Health, Inc	4.500	07/01/57	223,031
100,000	Johns Hopkins Health System Corp	3.837	05/15/46	103,121
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	102,933
500,000	Kaiser Foundation Hospitals	3.150	05/01/27	500,323
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	119,070
515,000	Kaiser Foundation Hospitals	4.150	05/01/47	555,946
200,000	Keysight Technologies, Inc	3.300	10/30/19	201,871
200,000	Keysight Technologies, Inc	4.550	10/30/24	212,137
300,000	Keysight Technologies, Inc	4.600	04/06/27	315,663
150,000	Laboratory Corp of America Holdings	2.625	02/01/20	150,387
300,000	Laboratory Corp of America Holdings	3.200	02/01/22	305,827
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	207,394
700,000	Laboratory Corp of America Holdings	4.000	11/01/23	726,603
200,000	Laboratory Corp of America Holdings	3.250	09/01/24	200,267
100,000	Laboratory Corp of America Holdings	3.600	02/01/25	101,551
300,000	Laboratory Corp of America Holdings	3.600	09/01/27	300,647
300,000	Laboratory Corp of America Holdings	4.700	02/01/45	324,246
200,000	Mayo Clinic	4.128	11/15/52	212,772
200,000	Mayo Clinic Rochester	4.000	11/15/47	209,607
180,000	McKesson Corp	4.750	03/01/21	190,753
81

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	McKesson Corp	2.700%	12/15/22	$596,150
200,000	McKesson Corp	2.850	03/15/23	199,285
500,000	McKesson Corp	3.796	03/15/24	517,795
100,000	McKesson Corp	6.000	03/01/41	122,063
375,000	McKesson Corp	4.883	03/15/44	407,747
325,000	Medtronic Global Holdings S.C.A	3.350	04/01/27	333,378
875,000	Medtronic, Inc	2.500	03/15/20	880,128
1,000,000	Medtronic, Inc	3.150	03/15/22	1,024,122
1,000,000	Medtronic, Inc	3.625	03/15/24	1,047,057
4,500,000	Medtronic, Inc	3.500	03/15/25	4,666,971
936,000	Medtronic, Inc	4.375	03/15/35	1,054,439
200,000	Medtronic, Inc	4.500	03/15/42	223,314
1,000,000	Medtronic, Inc	4.625	03/15/44	1,144,370
1,050,000	Medtronic, Inc	4.625	03/15/45	1,222,193
100,000	Mount Sinai Hospitals Group, Inc	3.981	07/01/48	101,057
300,000	New York and Presbyterian Hospital	4.024	08/01/45	317,109
150,000	New York and Presbyterian Hospital	4.063	08/01/56	157,381
140,000	Northwell Healthcare, Inc	3.979	11/01/46	136,481
175,000	Northwell Healthcare, Inc	4.260	11/01/47	178,793
350,000	NYU Hospitals Center	5.750	07/01/43	455,309
250,000	NYU Hospitals Center	4.368	07/01/47	269,142
150,000	PerkinElmer, Inc	5.000	11/15/21	161,703
200,000	Providence St. Joseph Health Obligated Group	2.746	10/01/26	193,689
100,000	Providence St. Joseph Health Obligated Group	3.744	10/01/47	98,998
300,000	Quest Diagnostics, Inc	2.700	04/01/19	301,616
200,000	Quest Diagnostics, Inc	2.500	03/30/20	199,979
400,000	Quest Diagnostics, Inc	4.700	04/01/21	422,883
125,000	Quest Diagnostics, Inc	3.500	03/30/25	126,411
300,000	Quest Diagnostics, Inc	4.700	03/30/45	318,978
200,000	RWJ Barnabas Health, Inc	3.949	07/01/46	203,697
200,000	SSM Health Care Corp	3.823	06/01/27	207,345
125,000	Stryker Corp	2.000	03/08/19	124,798
90,000	Stryker Corp	4.375	01/15/20	93,550
850,000	Stryker Corp	2.625	03/15/21	851,927
200,000	Stryker Corp	3.375	05/15/24	205,351
200,000	Stryker Corp	3.375	11/01/25	204,724
600,000	Stryker Corp	3.500	03/15/26	618,953
200,000	Stryker Corp	4.100	04/01/43	207,385
200,000	Stryker Corp	4.375	05/15/44	215,942
250,000	Stryker Corp	4.625	03/15/46	283,646
100,000	Texas Health Resources	4.330	11/15/55	109,545
1,100,000	Thermo Fisher Scientific, Inc	2.400	02/01/19	1,102,606
650,000	Thermo Fisher Scientific, Inc	3.300	02/15/22	665,145
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	253,089
1,300,000	Thermo Fisher Scientific, Inc	3.000	04/15/23	1,307,827
600,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	636,332
150,000	Thermo Fisher Scientific, Inc	3.650	12/15/25	153,895
775,000	Thermo Fisher Scientific, Inc	2.950	09/19/26	752,865
150,000	Thermo Fisher Scientific, Inc	3.200	08/15/27	148,627
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	238,731
200,000	Thermo Fisher Scientific, Inc	4.100	08/15/47	205,842
300,000	Trinity Health Corp	4.125	12/01/45	317,794
500,000	Zimmer Holdings, Inc	2.700	04/01/20	500,215
82

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		Zimmer Holdings, Inc	3.150%	04/01/22	$751,749
1,925,000		Zimmer Holdings, Inc	3.550	04/01/25	1,923,273
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			62,631,565

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000		Clorox Co	3.800	11/15/21	104,087
100,000		Clorox Co	3.050	09/15/22	102,117
200,000		Clorox Co	3.500	12/15/24	206,216
300,000		Clorox Co	3.100	10/01/27	297,883
300,000		Colgate-Palmolive Co	1.750	03/15/19	299,077
200,000		Colgate-Palmolive Co	2.300	05/03/22	198,658
200,000		Colgate-Palmolive Co	2.250	11/15/22	198,233
200,000		Colgate-Palmolive Co	1.950	02/01/23	194,969
300,000		Colgate-Palmolive Co	3.250	03/15/24	309,101
60,000		Colgate-Palmolive Co	6.450	06/16/28	77,151
300,000		Colgate-Palmolive Co	4.000	08/15/45	320,989
200,000		Colgate-Palmolive Co	3.700	08/01/47	204,369
200,000		Ecolab, Inc	2.000	01/14/19	199,655
375,000		Ecolab, Inc	2.250	01/12/20	374,787
286,000		Ecolab, Inc	4.350	12/08/21	304,387
300,000		Ecolab, Inc	2.375	08/10/22	296,605
200,000		Ecolab, Inc	3.250	01/14/23	204,463
625,000		Ecolab, Inc	2.700	11/01/26	598,965
300,000	g	Ecolab, Inc	3.250	12/01/27	300,066
14,000		Ecolab, Inc	5.500	12/08/41	17,513
210,000	g	Ecolab, Inc	3.950	12/01/47	214,455
200,000		Estee Lauder Cos, Inc	1.800	02/07/20	198,506
200,000		Estee Lauder Cos, Inc	2.350	08/15/22	198,345
200,000		Estee Lauder Cos, Inc	3.150	03/15/27	201,321
100,000		Estee Lauder Cos, Inc	6.000	05/15/37	131,756
300,000		Estee Lauder Cos, Inc	4.375	06/15/45	337,385
200,000		Estee Lauder Cos, Inc	4.150	03/15/47	218,839
300,000		Procter & Gamble Co	1.900	11/01/19	299,264
500,000		Procter & Gamble Co	1.850	02/02/21	494,553
800,000		Procter & Gamble Co	2.300	02/06/22	797,593
300,000		Procter & Gamble Co	2.150	08/11/22	296,628
600,000		Procter & Gamble Co	3.100	08/15/23	617,894
750,000		Procter & Gamble Co	2.700	02/02/26	741,177
1,750,000		Procter & Gamble Co	2.450	11/03/26	1,687,024
750,000		Procter & Gamble Co	2.850	08/11/27	743,613
22,000		Procter & Gamble Co	5.550	03/05/37	29,281
200,000		Procter & Gamble Co	3.500	10/25/47	201,743
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			12,218,668

INSURANCE - 1.0%
500,000		ACE INA Holdings, Inc	5.900	06/15/19	526,567
500,000		ACE INA Holdings, Inc	2.300	11/03/20	499,167
500,000		ACE INA Holdings, Inc	2.875	11/03/22	506,741
250,000		ACE INA Holdings, Inc	2.700	03/13/23	248,321
400,000		ACE INA Holdings, Inc	3.150	03/15/25	404,603
1,675,000		ACE INA Holdings, Inc	3.350	05/03/26	1,708,989
83

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	ACE INA Holdings, Inc	4.150%	03/13/43	$162,734
1,100,000	ACE INA Holdings, Inc	4.350	11/03/45	1,240,855
300,000	Aetna, Inc	2.200	03/15/19	299,782
1,000,000	Aetna, Inc	2.750	11/15/22	990,179
750,000	Aetna, Inc	2.800	06/15/23	738,023
240,000	Aetna, Inc	6.625	06/15/36	319,041
350,000	Aetna, Inc	4.500	05/15/42	374,534
500,000	Aetna, Inc	4.125	11/15/42	505,954
375,000	Aetna, Inc	3.875	08/15/47	369,211
500,000	Aflac, Inc	2.400	03/16/20	500,386
600,000	Aflac, Inc	3.625	06/15/23	622,983
200,000	Aflac, Inc	3.625	11/15/24	209,153
200,000	Aflac, Inc	2.875	10/15/26	196,482
200,000	Aflac, Inc	4.000	10/15/46	209,084
300,000	Alleghany Corp	4.950	06/27/22	324,157
200,000	Alleghany Corp	4.900	09/15/44	216,204
300,000	Allied World Assurance Co Holdings Ltd	4.350	10/29/25	303,571
1,250,000	Allstate Corp	3.150	06/15/23	1,267,563
100,000	Allstate Corp	3.280	12/15/26	101,480
600,000	Allstate Corp	4.500	06/15/43	677,697
300,000	Allstate Corp	4.200	12/15/46	327,013
200,000	Allstate Corp	5.750	08/15/53	218,200
300,000	American Financial Group, Inc	3.500	08/15/26	297,238
200,000	American Financial Group, Inc	4.500	06/15/47	207,777
1,325,000	American International Group, Inc	2.300	07/16/19	1,323,879
300,000	American International Group, Inc	3.300	03/01/21	305,800
1,600,000	American International Group, Inc	4.875	06/01/22	1,739,598
200,000	American International Group, Inc	3.750	07/10/25	206,157
800,000	American International Group, Inc	3.900	04/01/26	829,397
1,500,000	American International Group, Inc	3.875	01/15/35	1,504,641
300,000	American International Group, Inc	4.700	07/10/35	331,574
800,000	American International Group, Inc	6.250	05/01/36	1,031,921
500,000	American International Group, Inc	4.500	07/16/44	538,081
300,000	American International Group, Inc	4.800	07/10/45	336,168
200,000	American International Group, Inc	4.375	01/15/55	203,499
50,000	Aon plc	5.000	09/30/20	53,241
200,000	Aon plc	2.800	03/15/21	200,663
200,000	Aon plc	4.000	11/27/23	210,353
300,000	Aon plc	3.500	06/14/24	306,464
1,800,000	Aon plc	3.875	12/15/25	1,881,525
200,000	Aon plc	6.250	09/30/40	263,216
250,000	Aon plc	4.750	05/15/45	277,730
200,000	Arch Capital Group Ltd	4.011	12/15/26	208,169
200,000	Arch Capital Group Ltd	5.031	12/15/46	232,249
300,000	Arch Capital Group US, Inc	5.144	11/01/43	349,631
200,000	Aspen Insurance Holdings Ltd	4.650	11/15/23	212,658
100,000	Assurant, Inc	4.000	03/15/23	102,302
38,000	Assurant, Inc	6.750	02/15/34	47,030
200,000	Assured Guaranty US Holdings, Inc	5.000	07/01/24	215,437
770,000	AXA S.A.	8.600	12/15/30	1,107,837
50,000	AXIS Specialty Finance plc	5.875	06/01/20	53,510
200,000	AXIS Specialty Finance plc	4.000	12/06/27	200,843
750,000	Berkshire Hathaway Finance Corp	1.700	03/15/19	747,517
84

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$425,000		Berkshire Hathaway Finance Corp		1.300%	08/15/19	$419,589
200,000		Berkshire Hathaway Finance Corp		2.900	10/15/20	203,682
400,000		Berkshire Hathaway Finance Corp		3.000	05/15/22	409,172
300,000		Berkshire Hathaway Finance Corp		4.400	05/15/42	337,770
1,350,000	g	Brighthouse Financial, Inc		3.700	06/22/27	1,327,297
350,000	g	Brighthouse Financial, Inc		4.700	06/22/47	356,732
350,000		Chubb Corp		6.000	05/11/37	466,468
540,000		Cigna Corp		5.125	06/15/20	572,855
400,000		Cigna Corp		4.500	03/15/21	420,388
900,000		Cigna Corp		3.250	04/15/25	904,181
300,000		Cigna Corp		3.050	10/15/27	294,580
1,000,000		Cigna Corp		3.875	10/15/47	1,000,225
200,000		Cincinnati Financial Corp		6.920	05/15/28	258,158
500,000		CNA Financial Corp		5.750	08/15/21	547,414
125,000		CNA Financial Corp		3.950	05/15/24	130,069
200,000		CNA Financial Corp		4.500	03/01/26	212,812
125,000		CNA Financial Corp		3.450	08/15/27	123,145
200,000		Enstar Group Ltd		4.500	03/10/22	203,669
300,000		Everest Reinsurance Holdings, Inc		4.868	06/01/44	318,951
250,000		Fidelity National Financial, Inc		5.500	09/01/22	275,770
200,000		Hanover Insurance Group, Inc		4.500	04/15/26	207,996
175,000		Hartford Financial Services Group, Inc		5.500	03/30/20	186,506
250,000		Hartford Financial Services Group, Inc		5.125	04/15/22	272,786
400,000		Hartford Financial Services Group, Inc		4.300	04/15/43	428,283
300,000		Humana, Inc		2.625	10/01/19	301,234
150,000		Humana, Inc		2.500	12/15/20	149,874
100,000		Humana, Inc		3.150	12/01/22	100,651
400,000		Humana, Inc		2.900	12/15/22	399,281
300,000		Humana, Inc		3.850	10/01/24	311,955
100,000		Humana, Inc		3.950	03/15/27	103,510
200,000		Humana, Inc		4.625	12/01/42	218,043
300,000		Humana, Inc		4.950	10/01/44	345,233
100,000		Humana, Inc		4.800	03/15/47	112,652
200,000		ING US, Inc		5.700	07/15/43	244,751
200,000		Kemper Corp		4.350	02/15/25	203,556
400,000		Leucadia National Corp		5.500	10/18/23	430,485
400,000		Lincoln National Corp		4.200	03/15/22	421,187
525,000		Lincoln National Corp		4.000	09/01/23	547,970
175,000		Lincoln National Corp		3.350	03/09/25	176,491
600,000		Lincoln National Corp		3.625	12/12/26	612,106
2,000		Lincoln National Corp		6.150	04/07/36	2,479
150,000		Lincoln National Corp		7.000	06/15/40	206,618
200,000		Loews Corp		2.625	05/15/23	197,701
200,000		Loews Corp		3.750	04/01/26	208,206
200,000		Loews Corp		4.125	05/15/43	206,193
100,000		Manulife Financial Corp		4.900	09/17/20	105,843
700,000		Manulife Financial Corp		4.150	03/04/26	743,223
300,000	i	Manulife Financial Corp	USD ICE SWAP 11:00 NY 5 Y + 1.647%	4.061	02/24/32	302,179
200,000		Manulife Financial Corp		5.375	03/04/46	249,703
150,000		Markel Corp		4.900	07/01/22	161,910
100,000		Markel Corp		3.500	11/01/27	99,462
85

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Markel Corp	5.000%	04/05/46	$169,483
100,000		Markel Corp	4.300	11/01/47	102,614
500,000		Marsh & McLennan Cos, Inc	2.350	09/10/19	501,340
1,500,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	1,545,023
100,000		Marsh & McLennan Cos, Inc	4.350	01/30/47	110,664
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	210,480
500,000		Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	540,000
200,000		Mercury General Corp	4.400	03/15/27	205,587
1,050,000		MetLife, Inc	4.750	02/08/21	1,124,084
700,000		MetLife, Inc	3.048	12/15/22	708,012
325,000		MetLife, Inc	4.368	09/15/23	350,854
500,000		MetLife, Inc	3.600	04/10/24	522,978
700,000		MetLife, Inc	3.600	11/13/25	728,008
550,000		MetLife, Inc	6.375	06/15/34	746,842
405,000		MetLife, Inc	5.700	06/15/35	512,705
130,000		MetLife, Inc	5.875	02/06/41	168,878
200,000		MetLife, Inc	4.125	08/13/42	211,528
600,000		MetLife, Inc	4.875	11/13/43	703,477
500,000		MetLife, Inc	4.721	12/15/44	580,746
800,000		MetLife, Inc	4.050	03/01/45	838,225
450,000		MetLife, Inc	4.600	05/13/46	512,827
200,000		Montpelier Re Holdings Ltd	4.700	10/15/22	210,481
20,000		Nationwide Financial Services	6.750	05/15/37	22,400
200,000		Old Republic International Corp	4.875	10/01/24	214,183
100,000		Old Republic International Corp	3.875	08/26/26	100,636
100,000		PartnerRe Ltd	5.500	06/01/20	106,335
100,000		Primerica, Inc	4.750	07/15/22	106,929
100,000		Principal Financial Group, Inc	3.300	09/15/22	101,701
150,000		Principal Financial Group, Inc	3.125	05/15/23	150,785
200,000		Principal Financial Group, Inc	3.400	05/15/25	202,808
100,000		Principal Financial Group, Inc	3.100	11/15/26	98,736
100,000		Principal Financial Group, Inc	4.625	09/15/42	111,289
200,000		Principal Financial Group, Inc	4.350	05/15/43	213,719
300,000		Principal Financial Group, Inc	4.300	11/15/46	320,581
200,000		Principal Financial Group, Inc	4.700	05/15/55	204,800
650,000		Progressive Corp	2.450	01/15/27	621,298
120,000		Progressive Corp	6.250	12/01/32	155,065
300,000		Progressive Corp	4.350	04/25/44	333,179
300,000		Progressive Corp	3.700	01/26/45	302,176
200,000		Progressive Corp	4.125	04/15/47	215,790
100,000		Protective Life Corp	7.375	10/15/19	108,372
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,095,218
200,000		Prudential Financial, Inc	2.350	08/15/19	200,114
891,000		Prudential Financial, Inc	4.500	11/16/21	954,844
500,000		Prudential Financial, Inc	5.625	06/15/43	541,500
600,000		Prudential Financial, Inc	5.200	03/15/44	639,000
1,300,000		Prudential Financial, Inc	4.600	05/15/44	1,474,760
200,000		Prudential Financial, Inc	5.375	05/15/45	214,300
1,300,000		Prudential Financial, Inc	4.500	09/15/47	1,315,990
799,000	g	Prudential Financial, Inc	3.935	12/07/49	815,838
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	106,920
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	268,135
200,000		RenaissanceRe Finance, Inc	3.700	04/01/25	205,281
86

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	RenaissanceRe Finance, Inc	3.450%	07/01/27	$196,735
250,000	Torchmark Corp	3.800	09/15/22	258,371
20,000	Transatlantic Holdings, Inc	8.000	11/30/39	27,600
130,000	Travelers Cos, Inc	5.900	06/02/19	136,506
600,000	Travelers Cos, Inc	5.350	11/01/40	758,459
200,000	Travelers Cos, Inc	4.600	08/01/43	230,708
250,000	Travelers Cos, Inc	4.300	08/25/45	277,478
400,000	Travelers Cos, Inc	3.750	05/15/46	407,763
300,000	Travelers Cos, Inc	4.000	05/30/47	319,143
100,000	Travelers Property Casualty Corp	6.375	03/15/33	131,716
200,000	UnitedHealth Group, Inc	1.700	02/15/19	199,260
900,000	UnitedHealth Group, Inc	1.625	03/15/19	895,054
500,000	UnitedHealth Group, Inc	2.300	12/15/19	501,235
500,000	UnitedHealth Group, Inc	2.700	07/15/20	505,747
300,000	UnitedHealth Group, Inc	1.950	10/15/20	297,236
700,000	UnitedHealth Group, Inc	4.700	02/15/21	744,284
300,000	UnitedHealth Group, Inc	2.125	03/15/21	297,764
500,000	UnitedHealth Group, Inc	2.875	12/15/21	506,308
500,000	UnitedHealth Group, Inc	3.350	07/15/22	516,249
300,000	UnitedHealth Group, Inc	2.375	10/15/22	297,058
325,000	UnitedHealth Group, Inc	2.750	02/15/23	325,599
200,000	UnitedHealth Group, Inc	2.875	03/15/23	202,268
500,000	UnitedHealth Group, Inc	3.750	07/15/25	526,885
1,175,000	UnitedHealth Group, Inc	3.100	03/15/26	1,183,370
300,000	UnitedHealth Group, Inc	3.375	04/15/27	308,190
900,000	UnitedHealth Group, Inc	2.950	10/15/27	897,096
750,000	UnitedHealth Group, Inc	4.625	07/15/35	872,832
365,000	UnitedHealth Group, Inc	6.625	11/15/37	518,123
250,000	UnitedHealth Group, Inc	6.875	02/15/38	362,354
150,000	UnitedHealth Group, Inc	4.625	11/15/41	171,005
300,000	UnitedHealth Group, Inc	4.375	03/15/42	331,082
350,000	UnitedHealth Group, Inc	3.950	10/15/42	363,483
200,000	UnitedHealth Group, Inc	4.250	03/15/43	219,093
1,250,000	UnitedHealth Group, Inc	4.750	07/15/45	1,475,164
625,000	UnitedHealth Group, Inc	4.200	01/15/47	672,835
300,000	UnitedHealth Group, Inc	4.250	04/15/47	329,861
500,000	UnitedHealth Group, Inc	3.750	10/15/47	509,629
110,000	Unum Group	5.625	09/15/20	118,412
200,000	Unum Group	3.000	05/15/21	201,377
200,000	Unum Group	4.000	03/15/24	208,225
100,000	Unum Group	5.750	08/15/42	122,267
200,000	Verisk Analytics, Inc	5.800	05/01/21	217,604
500,000	Verisk Analytics, Inc	4.000	06/15/25	516,927
300,000	Verisk Analytics, Inc	5.500	06/15/45	349,238
200,000	Voya Financial, Inc	3.125	07/15/24	198,156
200,000	Voya Financial, Inc	3.650	06/15/26	202,207
200,000	Voya Financial, Inc	4.800	06/15/46	222,582
200,000	WellPoint, Inc	1.875	01/15/18	199,986
300,000	WellPoint, Inc	2.250	08/15/19	299,409
150,000	WellPoint, Inc	3.700	08/15/21	154,605
800,000	WellPoint, Inc	3.125	05/15/22	806,967
200,000	WellPoint, Inc	3.300	01/15/23	202,905
87

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		WellPoint, Inc	3.500%	08/15/24	$305,798
1,000,000		WellPoint, Inc	4.625	05/15/42	1,088,600
700,000		WellPoint, Inc	4.650	01/15/43	766,917
500,000		WellPoint, Inc	5.100	01/15/44	583,071
300,000		WellPoint, Inc	4.650	08/15/44	329,181
200,000		Willis Group Holdings plc	5.750	03/15/21	217,613
275,000		Willis North America, Inc	3.600	05/15/24	279,507
165,000		WR Berkley Corp	5.375	09/15/20	176,283
250,000		WR Berkley Corp	4.625	03/15/22	266,025
200,000		WR Berkley Corp	4.750	08/01/44	214,191
350,000		XL Capital Ltd	6.375	11/15/24	407,634
200,000		XLIT Ltd	4.450	03/31/25	204,514
200,000		XLIT Ltd	5.250	12/15/43	229,444
		TOTAL INSURANCE			95,326,479

MATERIALS - 0.8%
200,000		3M Co	1.625	09/19/21	195,106
200,000		3M Co	2.000	06/26/22	196,446
300,000		3M Co	2.250	03/15/23	297,458
1,200,000		3M Co	3.000	08/07/25	1,214,465
200,000		3M Co	2.250	09/19/26	189,912
300,000		3M Co	2.875	10/15/27	298,298
300,000		3M Co	3.875	06/15/44	319,438
200,000		3M Co	3.125	09/19/46	187,596
300,000		3M Co	3.625	10/15/47	307,571
100,000		Agrium, Inc	6.750	01/15/19	104,511
150,000		Agrium, Inc	3.150	10/01/22	151,674
200,000		Agrium, Inc	3.500	06/01/23	205,149
250,000		Agrium, Inc	3.375	03/15/25	251,100
200,000		Agrium, Inc	4.125	03/15/35	206,479
100,000		Agrium, Inc	6.125	01/15/41	127,115
200,000		Agrium, Inc	4.900	06/01/43	222,968
725,000		Agrium, Inc	5.250	01/15/45	842,802
150,000		Air Products & Chemicals, Inc	3.000	11/03/21	152,725
150,000		Air Products & Chemicals, Inc	2.750	02/03/23	150,356
300,000		Air Products & Chemicals, Inc	3.350	07/31/24	308,845
200,000		Airgas, Inc	3.650	07/15/24	207,573
200,000		Albemarle Corp	4.150	12/01/24	211,874
1,250,000		Barrick Gold Corp	5.250	04/01/42	1,441,125
361,000		Barrick North America Finance LLC	4.400	05/30/21	382,085
300,000		Barrick North America Finance LLC	5.750	05/01/43	376,425
100,000		Bemis Co, Inc	6.800	08/01/19	106,673
100,000		Bemis Co, Inc	3.100	09/15/26	96,548
2,000,000		BHP Billiton Finance USA Ltd	2.875	02/24/22	2,022,849
500,000		BHP Billiton Finance USA Ltd	4.125	02/24/42	537,921
1,000,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	1,224,984
600,000		Braskem Finance Ltd	6.450	02/03/24	672,006
200,000		Cabot Corp	3.700	07/15/22	203,346
400,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	421,655
375,000	g	Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	372,431
200,000	g	Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	208,000
100,000		Church & Dwight Co, Inc	2.450	08/01/22	98,762
250,000		Church & Dwight Co, Inc	2.875	10/01/22	250,261
88

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Church & Dwight Co, Inc	3.150%	08/01/27	$98,493
100,000	Church & Dwight Co, Inc	3.950	08/01/47	100,264
200,000	Domtar Corp	4.400	04/01/22	210,382
591,000	Dow Chemical Co	8.550	05/15/19	640,105
929,000	Dow Chemical Co	4.250	11/15/20	970,157
1,500,000	Dow Chemical Co	4.125	11/15/21	1,572,636
550,000	Dow Chemical Co	3.000	11/15/22	552,843
1,400,000	Dow Chemical Co	3.500	10/01/24	1,440,076
400,000	Dow Chemical Co	4.250	10/01/34	420,142
350,000	Dow Chemical Co	5.250	11/15/41	407,265
875,000	Dow Chemical Co	4.375	11/15/42	919,865
400,000	Dow Chemical Co	4.625	10/01/44	436,898
400,000	Eastman Chemical Co	2.700	01/15/20	402,559
122,000	Eastman Chemical Co	3.600	08/15/22	125,772
727,000	Eastman Chemical Co	3.800	03/15/25	757,792
150,000	Eastman Chemical Co	4.800	09/01/42	164,794
300,000	Eastman Chemical Co	4.650	10/15/44	326,964
420,000	EI du Pont de Nemours & Co	4.625	01/15/20	440,324
300,000	EI du Pont de Nemours & Co	2.200	05/01/20	299,717
3,000,000	EI du Pont de Nemours & Co	2.800	02/15/23	2,992,927
225,000	EI du Pont de Nemours & Co	4.150	02/15/43	231,469
500,000	Fibria Overseas Finance Ltd	4.000	01/14/25	495,000
500,000	Fibria Overseas Finance Ltd	5.500	01/17/27	536,250
100,000	FMC Corp	3.950	02/01/22	101,245
200,000	FMC Corp	4.100	02/01/24	206,439
300,000	Georgia-Pacific LLC	8.000	01/15/24	381,924
250,000	Georgia-Pacific LLC	7.750	11/15/29	351,297
250,000	Goldcorp, Inc	3.700	03/15/23	256,061
300,000	Goldcorp, Inc	5.450	06/09/44	348,931
100,000	Hexcel Corp	3.950	02/15/27	101,918
100,000	Hubbell, Inc	3.625	11/15/22	103,658
200,000	Hubbell, Inc	3.350	03/01/26	202,992
500,000	Hubbell, Inc	3.150	08/15/27	496,631
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	301,407
200,000	International Flavors & Fragrances, Inc	4.375	06/01/47	212,561
1,000,000	International Paper Co	3.650	06/15/24	1,032,877
1,700,000	International Paper Co	3.000	02/15/27	1,647,754
450,000	International Paper Co	6.000	11/15/41	562,824
300,000	International Paper Co	4.800	06/15/44	328,118
250,000	International Paper Co	5.150	05/15/46	289,253
300,000	International Paper Co	4.400	08/15/47	313,198
500,000	International Paper Co	4.350	08/15/48	521,525
200,000	Kimberly-Clark Corp	1.400	02/15/19	198,557
125,000	Kimberly-Clark Corp	2.400	03/01/22	124,508
950,000	Kimberly-Clark Corp	3.050	08/15/25	959,452
200,000	Kimberly-Clark Corp	6.625	08/01/37	284,496
300,000	Kimberly-Clark Corp	3.200	07/30/46	280,885
200,000	Kimberly-Clark Corp	3.900	05/04/47	211,567
150,000	Lubrizol Corp	6.500	10/01/34	202,080
300,000	LYB International Finance BV	4.000	07/15/23	313,988
300,000	LYB International Finance BV	5.250	07/15/43	348,619
300,000	LYB International Finance BV	4.875	03/15/44	332,697
89

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	LYB International Finance II BV	3.500%	03/02/27	$1,004,782
243,000	LyondellBasell Industries NV	5.000	04/15/19	249,478
300,000	LyondellBasell Industries NV	6.000	11/15/21	333,207
1,300,000	LyondellBasell Industries NV	5.750	04/15/24	1,481,314
125,000	LyondellBasell Industries NV	4.625	02/26/55	131,280
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	210,331
200,000	Martin Marietta Materials, Inc	3.450	06/01/27	197,088
125,000	Martin Marietta Materials, Inc	3.500	12/15/27	124,029
300,000	Martin Marietta Materials, Inc	4.250	12/15/47	296,564
150,000	Methanex Corp	3.250	12/15/19	150,651
150,000	Methanex Corp	4.250	12/01/24	151,607
100,000	Methanex Corp	5.650	12/01/44	103,833
400,000	Monsanto Co	2.125	07/15/19	398,552
100,000	Monsanto Co	2.200	07/15/22	96,814
150,000	Monsanto Co	5.500	08/15/25	171,596
100,000	Monsanto Co	3.600	07/15/42	91,541
200,000	Monsanto Co	4.650	11/15/43	216,645
500,000	Monsanto Co	4.400	07/15/44	532,306
350,000	Monsanto Co	3.950	04/15/45	342,160
500,000	Monsanto Co	4.700	07/15/64	521,230
100,000	NewMarket Corp	4.100	12/15/22	104,566
200,000	Newmont Mining Corp	5.125	10/01/19	208,387
300,000	Newmont Mining Corp	3.500	03/15/22	306,228
298,000	Newmont Mining Corp	5.875	04/01/35	360,873
135,000	Newmont Mining Corp	6.250	10/01/39	172,504
800,000	Newmont Mining Corp	4.875	03/15/42	887,046
800,000	Nucor Corp	4.125	09/15/22	848,773
300,000	Nucor Corp	5.200	08/01/43	363,156
200,000	Owens Corning	4.200	12/15/22	209,683
500,000	Owens Corning	4.200	12/01/24	523,720
300,000	Owens Corning	3.400	08/15/26	294,381
250,000	Owens Corning	4.300	07/15/47	245,935
300,000	Packaging Corp of America	2.450	12/15/20	300,400
150,000	Packaging Corp of America	3.900	06/15/22	156,220
250,000	Packaging Corp of America	4.500	11/01/23	268,904
100,000	Packaging Corp of America	3.650	09/15/24	102,515
150,000	Packaging Corp of America	3.400	12/15/27	150,328
650,000	Potash Corp of Saskatchewan, Inc	4.875	03/30/20	680,510
400,000	Potash Corp of Saskatchewan, Inc	3.625	03/15/24	409,907
200,000	Potash Corp of Saskatchewan, Inc	3.000	04/01/25	195,972
200,000	Potash Corp of Saskatchewan, Inc	4.000	12/15/26	208,017
200,000	Potash Corp of Saskatchewan, Inc	5.625	12/01/40	241,025
300,000	PPG Industries, Inc	2.300	11/15/19	299,996
300,000	PPG Industries, Inc	3.600	11/15/20	307,654
1,200,000	Praxair, Inc	2.250	09/24/20	1,197,495
250,000	Praxair, Inc	2.200	08/15/22	246,205
300,000	Praxair, Inc	2.650	02/05/25	296,748
100,000	Praxair, Inc	3.200	01/30/26	102,695
625,000	Praxair, Inc	3.550	11/07/42	635,141
4,750,000	Rio Tinto Finance USA Ltd	3.750	06/15/25	4,977,963
900,000	Rio Tinto Finance USA plc	4.125	08/21/42	962,269
500,000	Rock Tenn Co	4.900	03/01/22	539,129
500,000	Rock Tenn Co	4.000	03/01/23	518,058
90

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		RPM International, Inc	3.450%	11/15/22	$307,391
100,000		RPM International, Inc	3.750	03/15/27	101,160
100,000		RPM International, Inc	5.250	06/01/45	115,095
200,000		RPM International, Inc	4.250	01/15/48	198,648
500,000		Sherwin-Williams Co	2.250	05/15/20	498,295
150,000		Sherwin-Williams Co	4.200	01/15/22	157,093
350,000		Sherwin-Williams Co	2.750	06/01/22	348,597
1,500,000		Sherwin-Williams Co	3.125	06/01/24	1,507,945
200,000		Sherwin-Williams Co	3.450	08/01/25	203,125
200,000		Sherwin-Williams Co	3.950	01/15/26	208,515
275,000		Sherwin-Williams Co	3.450	06/01/27	279,318
200,000		Sherwin-Williams Co	4.000	12/15/42	200,367
750,000		Sherwin-Williams Co	4.500	06/01/47	819,247
150,000		Sonoco Products Co	5.750	11/01/40	180,118
200,000		Southern Copper Corp	5.375	04/16/20	212,815
300,000		Southern Copper Corp	3.875	04/23/25	311,036
100,000		Southern Copper Corp	7.500	07/27/35	135,821
680,000		Southern Copper Corp	6.750	04/16/40	883,374
1,500,000		Southern Copper Corp	5.875	04/23/45	1,810,267
850,000		Vale S.A.	5.625	09/11/42	930,750
750,000		Vulcan Materials Co	4.500	04/01/25	799,027
100,000		Vulcan Materials Co	3.900	04/01/27	102,133
100,000		Vulcan Materials Co	4.500	06/15/47	102,009
500,000		Westlake Chemical Corp	3.600	08/15/26	502,755
500,000		Westlake Chemical Corp	5.000	08/15/46	561,170
200,000		Westlake Chemical Corp	4.375	11/15/47	207,512
250,000	g	WestRock Co	3.000	09/15/24	247,725
100,000	g	WestRock Co	3.375	09/15/27	99,268
200,000		Yamana Gold, Inc	4.950	07/15/24	209,227
200,000	g	Yamana Gold, Inc	4.625	12/15/27	200,985
		TOTAL MATERIALS			76,892,887

MEDIA - 1.0%
1,250,000		21st Century Fox America, Inc	3.000	09/15/22	1,268,102
200,000		21st Century Fox America, Inc	4.000	10/01/23	209,103
200,000		21st Century Fox America, Inc	3.700	09/15/24	207,970
700,000		21st Century Fox America, Inc	3.700	10/15/25	730,320
1,600,000		21st Century Fox America, Inc	3.375	11/15/26	1,633,660
1,325,000		21st Century Fox America, Inc	6.200	12/15/34	1,709,959
1,000,000		21st Century Fox America, Inc	6.150	02/15/41	1,326,523
225,000		21st Century Fox America, Inc	5.400	10/01/43	278,057
500,000		21st Century Fox America, Inc	4.750	09/15/44	571,455
300,000		21st Century Fox America, Inc	4.950	10/15/45	352,771
200,000		21st Century Fox America, Inc	4.750	11/15/46	231,302
200,000		CBS Corp	2.300	08/15/19	199,840
445,000		CBS Corp	4.300	02/15/21	464,920
500,000		CBS Corp	3.375	03/01/22	507,554
200,000		CBS Corp	2.500	02/15/23	194,992
500,000	g	CBS Corp	2.900	06/01/23	491,506
200,000		CBS Corp	3.700	08/15/24	205,754
300,000		CBS Corp	3.500	01/15/25	301,043
125,000		CBS Corp	4.000	01/15/26	127,717
91

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$650,000		CBS Corp	2.900%	01/15/27	$606,955
200,000		CBS Corp	3.375	02/15/28	192,544
300,000	g	CBS Corp	3.700	06/01/28	295,760
200,000		CBS Corp	4.850	07/01/42	209,582
200,000		CBS Corp	4.900	08/15/44	210,017
500,000		CBS Corp	4.600	01/15/45	509,372
675,000		Charter Communications Operating LLC	3.579	07/23/20	687,539
610,000		Charter Communications Operating LLC	4.464	07/23/22	636,366
2,850,000		Charter Communications Operating LLC	4.908	07/23/25	3,029,393
700,000		Charter Communications Operating LLC	3.750	02/15/28	670,028
1,500,000		Charter Communications Operating LLC	4.200	03/15/28	1,484,761
500,000		Charter Communications Operating LLC	6.384	10/23/35	585,994
1,000,000		Charter Communications Operating LLC	6.484	10/23/45	1,165,037
1,000,000		Charter Communications Operating LLC	5.375	05/01/47	1,024,508
500,000		Charter Communications Operating LLC	6.834	10/23/55	600,914
1,000,000		Comcast Corp	5.150	03/01/20	1,059,764
500,000		Comcast Corp	1.625	01/15/22	483,460
1,350,000		Comcast Corp	3.125	07/15/22	1,383,015
800,000		Comcast Corp	2.850	01/15/23	806,289
600,000		Comcast Corp	2.750	03/01/23	602,768
500,000		Comcast Corp	3.000	02/01/24	503,205
600,000		Comcast Corp	3.375	02/15/25	615,905
1,600,000		Comcast Corp	3.150	03/01/26	1,611,467
750,000		Comcast Corp	2.350	01/15/27	708,088
500,000		Comcast Corp	3.300	02/01/27	509,958
750,000		Comcast Corp	3.150	02/15/28	752,164
1,625,000		Comcast Corp	4.250	01/15/33	1,770,085
345,000		Comcast Corp	5.650	06/15/35	429,886
350,000		Comcast Corp	4.400	08/15/35	382,393
3,250,000		Comcast Corp	3.200	07/15/36	3,088,117
350,000		Comcast Corp	4.650	07/15/42	393,641
300,000		Comcast Corp	4.500	01/15/43	331,204
500,000		Comcast Corp	4.750	03/01/44	572,884
900,000		Comcast Corp	4.600	08/15/45	1,008,592
1,000,000		Comcast Corp	3.400	07/15/46	945,217
500,000		Comcast Corp	4.000	08/15/47	521,250
506,000		Comcast Corp	3.969	11/01/47	522,226
1,207,000		Comcast Corp	3.999	11/01/49	1,234,759
100,000		Discovery Communications LLC	2.200	09/20/19	99,527
500,000		Discovery Communications LLC	3.300	05/15/22	503,598
200,000		Discovery Communications LLC	2.950	03/20/23	197,906
900,000		Discovery Communications LLC	3.250	04/01/23	897,412
300,000		Discovery Communications LLC	3.800	03/13/24	304,272
350,000		Discovery Communications LLC	3.450	03/15/25	344,032
500,000		Discovery Communications LLC	4.900	03/11/26	533,273
1,950,000		Discovery Communications LLC	3.950	03/20/28	1,938,984
100,000		Discovery Communications LLC	6.350	06/01/40	117,556
100,000		Discovery Communications LLC	4.950	05/15/42	99,093
125,000		Discovery Communications LLC	4.875	04/01/43	124,035
750,000		Discovery Communications LLC	5.200	09/20/47	782,126
550,000		Grupo Televisa SAB	6.625	03/18/25	650,301
200,000		Grupo Televisa SAB	4.625	01/30/26	211,135
600,000		Grupo Televisa SAB	5.000	05/13/45	612,908
92

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Grupo Televisa SAB	6.125%	01/31/46	$236,596
100,000	Interpublic Group of Cos, Inc	4.000	03/15/22	103,346
200,000	Interpublic Group of Cos, Inc	4.200	04/15/24	209,729
1,585,000	NBC Universal Media LLC	5.150	04/30/20	1,688,584
820,000	NBC Universal Media LLC	4.375	04/01/21	869,021
150,000	NBC Universal Media LLC	5.950	04/01/41	195,370
1,200,000	NBC Universal Media LLC	4.450	01/15/43	1,308,332
500,000	Omnicom Group, Inc	4.450	08/15/20	524,488
700,000	Omnicom Group, Inc	3.625	05/01/22	722,563
200,000	Omnicom Group, Inc	3.650	11/01/24	205,191
825,000	Omnicom Group, Inc	3.600	04/15/26	834,422
300,000	Scripps Networks Interactive, Inc	2.750	11/15/19	300,217
200,000	Scripps Networks Interactive, Inc	2.800	06/15/20	199,958
200,000	Scripps Networks Interactive, Inc	3.500	06/15/22	201,991
200,000	Scripps Networks Interactive, Inc	3.900	11/15/24	203,428
200,000	Scripps Networks Interactive, Inc	3.950	06/15/25	202,735
910,000	Time Warner Cable, Inc	8.750	02/14/19	970,200
1,400,000	Time Warner Cable, Inc	8.250	04/01/19	1,496,187
1,800,000	Time Warner Cable, Inc	4.000	09/01/21	1,853,710
500,000	Time Warner Cable, Inc	6.550	05/01/37	587,658
175,000	Time Warner Cable, Inc	6.750	06/15/39	209,836
690,000	Time Warner Cable, Inc	5.875	11/15/40	748,111
300,000	Time Warner Cable, Inc	5.500	09/01/41	312,456
2,700,000	Time Warner Cable, Inc	4.500	09/15/42	2,531,144
1,550,000	Time Warner, Inc	2.100	06/01/19	1,546,863
450,000	Time Warner, Inc	4.750	03/29/21	478,936
1,400,000	Time Warner, Inc	3.400	06/15/22	1,427,242
650,000	Time Warner, Inc	4.050	12/15/23	679,797
500,000	Time Warner, Inc	3.550	06/01/24	505,391
500,000	Time Warner, Inc	3.875	01/15/26	504,645
500,000	Time Warner, Inc	2.950	07/15/26	472,777
1,350,000	Time Warner, Inc	3.800	02/15/27	1,348,345
900,000	Time Warner, Inc	4.900	06/15/42	936,763
200,000	Time Warner, Inc	5.350	12/15/43	220,396
300,000	Time Warner, Inc	4.650	06/01/44	304,817
1,200,000	Time Warner, Inc	4.850	07/15/45	1,259,209
400,000	Viacom, Inc	3.875	12/15/21	407,956
250,000	Viacom, Inc	4.250	09/01/23	255,209
248,000	Viacom, Inc	3.875	04/01/24	247,385
2,004,000	Viacom, Inc	4.375	03/15/43	1,733,448
500,000	Walt Disney Co	1.850	05/30/19	499,038
1,400,000	Walt Disney Co	1.950	03/04/20	1,395,370
250,000	Walt Disney Co	1.800	06/05/20	247,914
200,000	Walt Disney Co	2.150	09/17/20	199,779
300,000	Walt Disney Co	2.300	02/12/21	299,568
850,000	Walt Disney Co	2.550	02/15/22	854,371
100,000	Walt Disney Co	2.450	03/04/22	99,879
700,000	Walt Disney Co	3.150	09/17/25	713,075
300,000	Walt Disney Co	3.000	02/13/26	300,996
300,000	Walt Disney Co	1.850	07/30/26	275,661
1,350,000	Walt Disney Co	2.950	06/15/27	1,342,975
100,000	Walt Disney Co	4.375	08/16/41	110,577
93

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Walt Disney Co	3.700%	12/01/42	$201,778
800,000	Walt Disney Co	4.125	06/01/44	863,192
100,000	Walt Disney Co	3.000	07/30/46	88,822
261,000	WPP Finance 2010	4.750	11/21/21	279,606
300,000	WPP Finance 2010	3.625	09/07/22	309,055
200,000	WPP Finance 2010	3.750	09/19/24	204,354
200,000	WPP Finance 2010	5.625	11/15/43	229,208
	TOTAL MEDIA			88,133,483

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
350,000	Abbott Laboratories	5.125	04/01/19	362,230
1,250,000	Abbott Laboratories	2.350	11/22/19	1,250,130
1,600,000	Abbott Laboratories	2.800	09/15/20	1,610,651
1,500,000	Abbott Laboratories	2.900	11/30/21	1,517,198
200,000	Abbott Laboratories	3.250	04/15/23	202,769
300,000	Abbott Laboratories	3.875	09/15/25	310,223
1,500,000	Abbott Laboratories	3.750	11/30/26	1,539,882
1,800,000	Abbott Laboratories	4.750	11/30/36	2,021,063
500,000	Abbott Laboratories	5.300	05/27/40	577,878
200,000	Abbott Laboratories	4.750	04/15/43	221,875
1,500,000	Abbott Laboratories	4.900	11/30/46	1,718,199
850,000	AbbVie, Inc	2.500	05/14/20	852,568
350,000	AbbVie, Inc	2.300	05/14/21	347,408
2,000,000	AbbVie, Inc	3.200	11/06/22	2,030,630
500,000	AbbVie, Inc	2.850	05/14/23	498,829
1,000,000	AbbVie, Inc	3.600	05/14/25	1,027,839
2,725,000	AbbVie, Inc	3.200	05/14/26	2,716,217
1,500,000	AbbVie, Inc	4.500	05/14/35	1,646,410
500,000	AbbVie, Inc	4.300	05/14/36	535,388
1,375,000	AbbVie, Inc	4.400	11/06/42	1,472,938
600,000	AbbVie, Inc	4.700	05/14/45	668,572
500,000	AbbVie, Inc	4.450	05/14/46	543,004
1,825,000	Actavis Funding SCS	3.000	03/12/20	1,841,317
3,500,000	Actavis Funding SCS	3.450	03/15/22	3,555,782
2,450,000	Actavis Funding SCS	3.800	03/15/25	2,493,657
1,225,000	Actavis Funding SCS	4.550	03/15/35	1,295,403
1,510,000	Actavis Funding SCS	4.750	03/15/45	1,606,100
300,000	Amgen, Inc	1.900	05/10/19	299,007
1,100,000	Amgen, Inc	2.200	05/22/19	1,100,133
75,000	Amgen, Inc	4.500	03/15/20	78,329
400,000	Amgen, Inc	2.125	05/01/20	397,848
300,000	Amgen, Inc	2.200	05/11/20	298,323
250,000	Amgen, Inc	3.450	10/01/20	256,892
700,000	Amgen, Inc	4.100	06/15/21	731,108
175,000	Amgen, Inc	1.850	08/19/21	170,578
400,000	Amgen, Inc	2.700	05/01/22	399,525
1,000,000	Amgen, Inc	2.650	05/11/22	997,185
1,000,000	Amgen, Inc	3.625	05/15/22	1,035,179
2,300,000	Amgen, Inc	2.250	08/19/23	2,230,347
500,000	Amgen, Inc	3.625	05/22/24	519,390
400,000	Amgen, Inc	3.125	05/01/25	401,545
800,000	Amgen, Inc	2.600	08/19/26	765,809
94

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Amgen, Inc	3.200%	11/02/27	$499,227
1,500,000	Amgen, Inc	4.400	05/01/45	1,630,590
1,928,000	Amgen, Inc	4.563	06/15/48	2,147,709
447,000	Amgen, Inc	4.663	06/15/51	499,481
1,100,000	AstraZeneca plc	2.375	11/16/20	1,098,252
500,000	AstraZeneca plc	2.375	06/12/22	494,007
1,000,000	AstraZeneca plc	3.375	11/16/25	1,016,411
800,000	AstraZeneca plc	3.125	06/12/27	790,300
900,000	AstraZeneca plc	6.450	09/15/37	1,222,028
450,000	AstraZeneca plc	4.000	09/18/42	455,329
350,000	AstraZeneca plc	4.375	11/16/45	380,394
500,000	Baxalta, Inc	4.000	06/23/25	516,670
500,000	Baxalta, Inc	5.250	06/23/45	582,219
1,000,000	Biogen, Inc	2.900	09/15/20	1,013,550
300,000	Biogen, Inc	3.625	09/15/22	310,864
500,000	Biogen, Inc	4.050	09/15/25	528,974
700,000	Biogen, Inc	5.200	09/15/45	830,233
783,000	Bristol-Myers Squibb Co	1.750	03/01/19	780,310
200,000	Bristol-Myers Squibb Co	3.250	11/01/23	207,292
500,000	Bristol-Myers Squibb Co	3.250	02/27/27	513,652
650,000	Bristol-Myers Squibb Co	3.250	08/01/42	620,842
200,000	Bristol-Myers Squibb Co	4.500	03/01/44	230,517
676,000	Celgene Corp	2.250	05/15/19	675,023
425,000	Celgene Corp	2.875	08/15/20	428,932
200,000	Celgene Corp	3.950	10/15/20	207,088
300,000	Celgene Corp	3.250	08/15/22	304,709
1,750,000	Celgene Corp	3.550	08/15/22	1,802,317
300,000	Celgene Corp	2.750	02/15/23	297,481
800,000	Celgene Corp	3.625	05/15/24	822,589
225,000	Celgene Corp	3.450	11/15/27	224,764
300,000	Celgene Corp	5.250	08/15/43	346,078
300,000	Celgene Corp	4.625	05/15/44	319,803
2,000,000	Celgene Corp	5.000	08/15/45	2,267,216
500,000	Celgene Corp	4.350	11/15/47	518,881
200,000	Eli Lilly & Co	1.950	03/15/19	199,821
175,000	Eli Lilly & Co	2.350	05/15/22	174,492
800,000	Eli Lilly & Co	2.750	06/01/25	802,029
800,000	Eli Lilly & Co	3.100	05/15/27	811,796
400,000	Eli Lilly & Co	3.700	03/01/45	413,126
250,000	Eli Lilly & Co	3.950	05/15/47	268,155
200,000	Gilead Sciences, Inc	2.050	04/01/19	199,980
750,000	Gilead Sciences, Inc	1.850	09/20/19	746,803
125,000	Gilead Sciences, Inc	2.350	02/01/20	125,578
1,200,000	Gilead Sciences, Inc	2.550	09/01/20	1,210,579
600,000	Gilead Sciences, Inc	4.500	04/01/21	639,316
650,000	Gilead Sciences, Inc	4.400	12/01/21	693,182
125,000	Gilead Sciences, Inc	1.950	03/01/22	121,956
500,000	Gilead Sciences, Inc	3.250	09/01/22	514,545
500,000	Gilead Sciences, Inc	2.500	09/01/23	493,532
425,000	Gilead Sciences, Inc	3.700	04/01/24	444,543
400,000	Gilead Sciences, Inc	3.500	02/01/25	413,592
1,750,000	Gilead Sciences, Inc	3.650	03/01/26	1,814,992
95

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Gilead Sciences, Inc	2.950%	03/01/27	$393,302
300,000	Gilead Sciences, Inc	4.600	09/01/35	337,803
1,150,000	Gilead Sciences, Inc	4.000	09/01/36	1,215,737
100,000	Gilead Sciences, Inc	5.650	12/01/41	126,702
775,000	Gilead Sciences, Inc	4.800	04/01/44	898,473
675,000	Gilead Sciences, Inc	4.500	02/01/45	749,542
750,000	Gilead Sciences, Inc	4.750	03/01/46	866,772
1,000,000	Gilead Sciences, Inc	4.150	03/01/47	1,062,666
793,000	GlaxoSmithKline Capital plc	2.850	05/08/22	804,809
725,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	731,207
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	429,865
743,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	1,047,419
850,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	938,817
350,000	Johnson & Johnson	1.125	03/01/19	346,460
300,000	Johnson & Johnson	1.875	12/05/19	298,868
200,000	Johnson & Johnson	1.950	11/10/20	199,038
250,000	Johnson & Johnson	1.650	03/01/21	244,585
200,000	Johnson & Johnson	2.450	12/05/21	201,196
400,000	Johnson & Johnson	2.250	03/03/22	399,452
300,000	Johnson & Johnson	2.050	03/01/23	294,234
700,000	Johnson & Johnson	3.375	12/05/23	731,632
200,000	Johnson & Johnson	2.625	01/15/25	198,936
500,000	Johnson & Johnson	2.450	03/01/26	487,456
1,075,000	Johnson & Johnson	2.950	03/03/27	1,088,983
500,000	Johnson & Johnson	2.900	01/15/28	500,587
850,000	Johnson & Johnson	4.375	12/05/33	968,478
100,000	Johnson & Johnson	3.550	03/01/36	103,598
225,000	Johnson & Johnson	3.625	03/03/37	237,527
500,000	Johnson & Johnson	3.400	01/15/38	511,725
375,000	Johnson & Johnson	5.850	07/15/38	507,692
300,000	Johnson & Johnson	4.500	12/05/43	350,089
1,200,000	Johnson & Johnson	3.700	03/01/46	1,263,555
900,000	Johnson & Johnson	3.750	03/03/47	960,075
500,000	Johnson & Johnson	3.500	01/15/48	510,966
600,000	Life Technologies Corp	5.000	01/15/21	634,739
375,000	Merck & Co, Inc	1.850	02/10/20	372,890
1,500,000	Merck & Co, Inc	3.875	01/15/21	1,566,213
750,000	Merck & Co, Inc	2.350	02/10/22	748,904
200,000	Merck & Co, Inc	2.400	09/15/22	199,255
1,100,000	Merck & Co, Inc	2.800	05/18/23	1,108,989
1,000,000	Merck & Co, Inc	2.750	02/10/25	995,717
100,000	Merck & Co, Inc	3.600	09/15/42	101,997
750,000	Merck & Co, Inc	4.150	05/18/43	833,404
1,350,000	Merck & Co, Inc	3.700	02/10/45	1,407,981
350,000	Mylan NV	2.500	06/07/19	349,607
100,000	Mylan NV	3.750	12/15/20	102,178
1,000,000	Mylan NV	3.150	06/15/21	1,005,485
750,000	Mylan NV	3.950	06/15/26	756,082
750,000	Mylan NV	5.250	06/15/46	821,088
100,000	Mylan, Inc	2.550	03/28/19	99,994
200,000	Mylan, Inc	4.200	11/29/23	207,266
200,000	Mylan, Inc	5.400	11/29/43	217,830
1,200,000	Novartis Capital Corp	1.800	02/14/20	1,191,137
96

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Novartis Capital Corp	2.400%	05/17/22	$498,668
300,000	Novartis Capital Corp	2.400	09/21/22	298,285
1,750,000	Novartis Capital Corp	3.400	05/06/24	1,819,558
500,000	Novartis Capital Corp	3.000	11/20/25	505,366
375,000	Novartis Capital Corp	3.100	05/17/27	382,225
400,000	Novartis Capital Corp	3.700	09/21/42	411,962
750,000	Novartis Capital Corp	4.400	05/06/44	859,102
500,000	Novartis Capital Corp	4.000	11/20/45	542,629
1,500,000	Novartis Securities Investment Ltd	5.125	02/10/19	1,549,353
100,000	Perrigo Co plc	4.000	11/15/23	102,207
100,000	Perrigo Co plc	5.300	11/15/43	106,850
200,000	Perrigo Finance plc	3.900	12/15/24	203,306
221,000	Perrigo Finance plc	4.900	12/15/44	228,388
200,000	Perrigo Finance Unlimited Co	4.375	03/15/26	205,153
500,000	Pfizer, Inc	1.450	06/03/19	496,010
1,200,000	Pfizer, Inc	1.700	12/15/19	1,192,308
500,000	Pfizer, Inc	1.950	06/03/21	493,768
200,000	Pfizer, Inc	2.200	12/15/21	198,964
800,000	Pfizer, Inc	3.000	06/15/23	817,361
900,000	Pfizer, Inc	3.400	05/15/24	934,370
1,375,000	Pfizer, Inc	3.000	12/15/26	1,382,889
250,000	Pfizer, Inc	4.000	12/15/36	273,664
500,000	Pfizer, Inc	4.300	06/15/43	560,826
1,100,000	Pfizer, Inc	4.400	05/15/44	1,261,461
1,750,000	Pfizer, Inc	4.125	12/15/46	1,940,838
750,000	Sanofi	4.000	03/29/21	789,058
658,000	Teva Pharmaceutical Finance Co BV	2.950	12/18/22	590,196
1,100,000	Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	1,063,683
17,000	Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	17,020
675,000	Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/19	655,764
1,125,000	Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	1,027,549
2,000,000	Teva Pharmaceutical Finance Netherlands III BV	2.800	07/21/23	1,741,354
1,250,000	Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	1,031,779
1,075,000	Teva Pharmaceutical Finance Netherlands III BV	4.100	10/01/46	817,937
1,000,000	Wyeth LLC	6.450	02/01/24	1,205,598
945,000	Wyeth LLC	5.950	04/01/37	1,266,017
100,000	Zoetis, Inc	3.450	11/13/20	102,354
650,000	Zoetis, Inc	3.250	02/01/23	659,913
100,000	Zoetis, Inc	4.500	11/13/25	108,963
200,000	Zoetis, Inc	3.000	09/12/27	195,307
600,000	Zoetis, Inc	4.700	02/01/43	670,205
250,000	Zoetis, Inc	3.950	09/12/47	254,690
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			141,009,007

REAL ESTATE - 0.7%
150,000	Alexandria Real Estate Equities, Inc	4.600	04/01/22	159,264
100,000	Alexandria Real Estate Equities, Inc	3.900	06/15/23	103,333
100,000	Alexandria Real Estate Equities, Inc	3.450	04/30/25	99,643
200,000	Alexandria Real Estate Equities, Inc	4.300	01/15/26	209,504
625,000	Alexandria Real Estate Equities, Inc	3.950	01/15/28	638,000
200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	211,938
97

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	American Campus Communities Operating Partnership LP	3.750%	04/15/23	$102,548
300,000	American Campus Communities Operating Partnership LP	4.125	07/01/24	312,412
200,000	American Campus Communities Operating Partnership LP	3.625	11/15/27	197,743
1,150,000	American Tower Corp	3.300	02/15/21	1,170,983
200,000	American Tower Corp	3.450	09/15/21	204,396
500,000	American Tower Corp	2.250	01/15/22	486,924
200,000	American Tower Corp	4.700	03/15/22	214,070
250,000	American Tower Corp	3.500	01/31/23	255,589
500,000	American Tower Corp	3.000	06/15/23	498,614
800,000	American Tower Corp	5.000	02/15/24	876,123
300,000	American Tower Corp	4.000	06/01/25	310,795
200,000	American Tower Corp	4.400	02/15/26	210,266
200,000	American Tower Corp	3.375	10/15/26	196,442
500,000	American Tower Corp	3.125	01/15/27	481,235
500,000	American Tower Corp	3.600	01/15/28	496,908
200,000	AvalonBay Communities, Inc	3.625	10/01/20	205,869
225,000	AvalonBay Communities, Inc	2.950	09/15/22	227,013
200,000	AvalonBay Communities, Inc	3.500	11/15/24	205,659
200,000	AvalonBay Communities, Inc	3.450	06/01/25	204,919
150,000	AvalonBay Communities, Inc	3.500	11/15/25	153,787
200,000	AvalonBay Communities, Inc	2.950	05/11/26	195,996
100,000	AvalonBay Communities, Inc	2.900	10/15/26	97,304
200,000	AvalonBay Communities, Inc	3.350	05/15/27	201,489
200,000	AvalonBay Communities, Inc	3.200	01/15/28	199,171
400,000	AvalonBay Communities, Inc	4.150	07/01/47	418,435
1,175,000	Boston Properties LP	4.125	05/15/21	1,227,947
500,000	Boston Properties LP	3.850	02/01/23	520,816
425,000	Boston Properties LP	3.125	09/01/23	428,282
200,000	Boston Properties LP	3.800	02/01/24	207,213
300,000	Boston Properties LP	3.200	01/15/25	298,973
100,000	Boston Properties LP	3.650	02/01/26	101,563
400,000	Boston Properties LP	2.750	10/01/26	377,238
100,000	Brandywine Operating Partnership LP	3.950	02/15/23	102,002
100,000	Brandywine Operating Partnership LP	3.950	11/15/27	99,230
150,000	Brixmor Operating Partnership LP	3.875	08/15/22	153,671
250,000	Brixmor Operating Partnership LP	3.250	09/15/23	244,893
200,000	Brixmor Operating Partnership LP	3.650	06/15/24	198,912
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	199,689
100,000	Brixmor Operating Partnership LP	4.125	06/15/26	100,834
300,000	Brixmor Operating Partnership LP	3.900	03/15/27	296,900
200,000	Camden Property Trust	2.950	12/15/22	200,003
250,000	CBL & Associates LP	4.600	10/15/24	222,798
150,000	CBL & Associates LP	5.950	12/15/26	139,507
500,000	CBRE Services, Inc	4.875	03/01/26	541,578
975,000	CC Holdings GS V LLC	3.849	04/15/23	1,005,749
400,000	Columbia Property Trust Operating Partnership LP	3.650	08/15/26	390,581
200,000	Corporate Office Properties LP	3.700	06/15/21	203,725
350,000	Crown Castle International Corp	3.400	02/15/21	357,402
700,000	Crown Castle International Corp	2.250	09/01/21	688,119
500,000	Crown Castle International Corp	3.200	09/01/24	494,703
98

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	Crown Castle International Corp	4.450%	02/15/26	$787,225
125,000	Crown Castle International Corp	3.700	06/15/26	124,882
100,000	Crown Castle International Corp	4.000	03/01/27	102,215
300,000	Crown Castle International Corp	3.650	09/01/27	299,177
200,000	Crown Castle International Corp	4.750	05/15/47	210,353
100,000	CubeSmart LP	4.375	12/15/23	105,124
200,000	CubeSmart LP	3.125	09/01/26	190,608
200,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	209,576
200,000	DDR Corp	3.500	01/15/21	203,009
500,000	DDR Corp	4.625	07/15/22	527,105
200,000	DDR Corp	3.900	08/15/24	201,440
150,000	DDR Corp	4.250	02/01/26	152,597
200,000	DDR Corp	4.700	06/01/27	209,323
200,000	Digital Realty Trust LP	3.400	10/01/20	203,936
700,000	Digital Realty Trust LP	3.950	07/01/22	731,176
300,000	Digital Realty Trust LP	3.625	10/01/22	309,120
200,000	Digital Realty Trust LP	2.750	02/01/23	198,214
200,000	Digital Realty Trust LP	4.750	10/01/25	217,384
125,000	Digital Realty Trust LP	3.700	08/15/27	125,872
200,000	Duke Realty LP	4.375	06/15/22	211,920
100,000	Duke Realty LP	3.875	10/15/22	104,029
100,000	Duke Realty LP	3.750	12/01/24	103,247
100,000	Duke Realty LP	3.250	06/30/26	99,084
1,000,000	Duke Realty LP	3.375	12/15/27	1,001,361
100,000	EPR Properties	5.750	08/15/22	109,035
200,000	EPR Properties	4.750	12/15/26	205,238
200,000	EPR Properties	4.500	06/01/27	201,083
200,000	Equity One, Inc	3.750	11/15/22	204,864
700,000	ERP Operating LP	3.375	06/01/25	713,642
200,000	ERP Operating LP	2.850	11/01/26	193,961
1,150,000	ERP Operating LP	3.250	08/01/27	1,145,938
300,000	ERP Operating LP	4.500	07/01/44	328,122
100,000	ERP Operating LP	4.000	08/01/47	102,790
100,000	Essex Portfolio LP	3.625	08/15/22	102,750
100,000	Essex Portfolio LP	3.250	05/01/23	100,796
400,000	Essex Portfolio LP	3.500	04/01/25	403,338
100,000	Essex Portfolio LP	3.375	04/15/26	99,197
200,000	Essex Portfolio LP	3.625	05/01/27	201,391
200,000	Federal Realty Investment Trust	3.950	01/15/24	208,781
250,000	Federal Realty Investment Trust	3.250	07/15/27	247,879
200,000	Federal Realty Investment Trust	4.500	12/01/44	218,515
250,000	HCP, Inc	2.625	02/01/20	250,885
400,000	HCP, Inc	3.150	08/01/22	403,727
1,300,000	HCP, Inc	4.000	12/01/22	1,361,031
200,000	HCP, Inc	4.200	03/01/24	209,197
800,000	HCP, Inc	3.875	08/15/24	818,669
30,000	HCP, Inc	6.750	02/01/41	39,893
200,000	Health Care REIT, Inc	4.125	04/01/19	203,550
440,000	Health Care REIT, Inc	6.125	04/15/20	475,228
200,000	Health Care REIT, Inc	4.500	01/15/24	213,679
100,000	Healthcare Realty Trust, Inc	3.625	01/15/28	98,906
200,000	Healthcare Trust of America Holdings LP	2.950	07/01/22	199,448
99

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Healthcare Trust of America Holdings LP	3.700%	04/15/23	$102,225
300,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	295,294
100,000	Highwoods Realty LP	3.875	03/01/27	100,149
400,000	Hospitality Properties Trust	4.250	02/15/21	413,646
100,000	Hospitality Properties Trust	5.000	08/15/22	106,700
300,000	Hospitality Properties Trust	4.500	06/15/23	313,642
200,000	Hospitality Properties Trust	4.650	03/15/24	210,146
100,000	Hospitality Properties Trust	4.950	02/15/27	105,435
300,000	Hospitality Properties Trust	3.950	01/15/28	290,933
600,000	Host Hotels & Resorts LP	3.750	10/15/23	610,667
200,000	Host Hotels & Resorts LP	3.875	04/01/24	203,440
200,000	Host Hotels & Resorts LP	4.000	06/15/25	204,338
100,000	Host Hotels & Resorts LP	4.500	02/01/26	104,668
100,000	Hudson Pacific Properties LP	3.950	11/01/27	99,460
250,000	Kilroy Realty LP	3.800	01/15/23	255,612
125,000	Kilroy Realty LP	3.450	12/15/24	124,613
200,000	Kilroy Realty LP	4.250	08/15/29	206,838
200,000	Kimco Realty Corp	3.200	05/01/21	203,311
100,000	Kimco Realty Corp	3.400	11/01/22	101,967
300,000	Kimco Realty Corp	3.125	06/01/23	299,336
200,000	Kimco Realty Corp	2.700	03/01/24	193,606
300,000	Kimco Realty Corp	3.300	02/01/25	297,590
200,000	Kimco Realty Corp	2.800	10/01/26	188,734
200,000	Kimco Realty Corp	3.800	04/01/27	201,942
200,000	Kimco Realty Corp	4.250	04/01/45	198,961
175,000	Kimco Realty Corp	4.125	12/01/46	170,397
100,000	Kimco Realty Corp	4.450	09/01/47	102,634
220,000	Liberty Property LP	4.750	10/01/20	231,387
150,000	Liberty Property LP	4.125	06/15/22	157,526
100,000	Liberty Property LP	3.375	06/15/23	101,314
200,000	Liberty Property LP	4.400	02/15/24	213,353
100,000	Liberty Property LP	3.250	10/01/26	98,389
200,000	Life Storage LP	3.875	12/15/27	199,204
200,000	Mid-America Apartments LP	4.300	10/15/23	209,837
100,000	Mid-America Apartments LP	4.000	11/15/25	103,555
250,000	Mid-America Apartments LP	3.600	06/01/27	250,355
100,000	National Retail Properties, Inc	3.800	10/15/22	103,283
100,000	National Retail Properties, Inc	3.300	04/15/23	100,484
300,000	National Retail Properties, Inc	3.900	06/15/24	307,568
100,000	National Retail Properties, Inc	4.000	11/15/25	102,556
100,000	National Retail Properties, Inc	3.600	12/15/26	99,130
300,000	National Retail Properties, Inc	3.500	10/15/27	294,668
200,000	OMEGA Healthcare Investors, Inc	4.375	08/01/23	202,816
200,000	OMEGA Healthcare Investors, Inc	4.500	01/15/25	199,815
300,000	OMEGA Healthcare Investors, Inc	5.250	01/15/26	310,807
200,000	OMEGA Healthcare Investors, Inc	4.500	04/01/27	195,640
700,000	OMEGA Healthcare Investors, Inc	4.750	01/15/28	693,684
200,000	Physicians Realty LP	4.300	03/15/27	203,439
200,000	Physicians Realty LP	3.950	01/15/28	197,616
200,000	Piedmont Operating Partnership LP	3.400	06/01/23	198,664
200,000	Piedmont Operating Partnership LP	4.450	03/15/24	208,124
100,000	Plum Creek Timberlands LP	4.700	03/15/21	106,185
300,000	Plum Creek Timberlands LP	3.250	03/15/23	305,510
100

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$150,000		ProLogis LP		4.250%	08/15/23	$160,564
700,000		ProLogis LP		3.750	11/01/25	733,724
200,000		Public Storage		2.370	09/15/22	197,305
200,000		Public Storage		3.094	09/15/27	198,652
200,000		Rayonier, Inc		3.750	04/01/22	202,457
150,000		Realty Income Corp		2.000	01/31/18	149,987
300,000		Realty Income Corp		3.250	10/15/22	304,795
500,000		Realty Income Corp		4.650	08/01/23	538,067
200,000		Realty Income Corp		4.125	10/15/26	207,878
200,000		Realty Income Corp		3.000	01/15/27	191,326
200,000		Realty Income Corp		3.650	01/15/28	201,414
300,000		Realty Income Corp		4.650	03/15/47	328,803
200,000		Regency Centers LP		3.600	02/01/27	200,126
200,000		Regency Centers LP		4.400	02/01/47	205,916
200,000		Select Income REIT		3.600	02/01/20	201,230
200,000		Select Income REIT		4.150	02/01/22	202,222
500,000		Select Income REIT		4.250	05/15/24	495,822
200,000		Select Income REIT		4.500	02/01/25	201,666
100,000		Senior Housing Properties Trust		6.750	12/15/21	110,647
1,100,000		Simon Property Group LP		2.200	02/01/19	1,101,014
250,000		Simon Property Group LP		2.500	09/01/20	250,889
300,000		Simon Property Group LP		2.500	07/15/21	300,736
1,850,000		Simon Property Group LP		2.350	01/30/22	1,832,229
762,000		Simon Property Group LP		3.375	03/15/22	782,027
200,000		Simon Property Group LP		2.625	06/15/22	199,494
300,000		Simon Property Group LP		2.750	06/01/23	299,040
300,000		Simon Property Group LP		3.500	09/01/25	307,047
300,000		Simon Property Group LP		3.300	01/15/26	300,548
200,000		Simon Property Group LP		3.250	11/30/26	199,001
200,000		Simon Property Group LP		3.375	06/15/27	201,457
300,000		Simon Property Group LP		3.375	12/01/27	301,299
700,000		Simon Property Group LP		4.250	10/01/44	729,800
300,000		Simon Property Group LP		4.250	11/30/46	315,897
200,000		SL Green Operating Partnership LP		3.250	10/15/22	199,207
200,000		SL Green Realty Corp		4.500	12/01/22	209,423
200,000		Sovran Acquisition LP		3.500	07/01/26	194,730
100,000		Tanger Properties LP		3.125	09/01/26	95,162
250,000		Tanger Properties LP		3.875	07/15/27	249,602
200,000		UDR, Inc		3.700	10/01/20	205,309
200,000		UDR, Inc		4.625	01/10/22	212,099
200,000		UDR, Inc		4.000	10/01/25	208,484
200,000		UDR, Inc		3.500	07/01/27	199,895
200,000		UDR, Inc		3.500	01/15/28	199,560
100,000	g,i	USB Realty Corp	LIBOR 3 M + 1.147%	2.867	12/30/49	90,125
300,000		Ventas Realty LP		4.750	06/01/21	317,880
850,000		Ventas Realty LP		3.250	08/15/22	860,018
200,000		Ventas Realty LP		3.100	01/15/23	200,002
800,000		Ventas Realty LP		3.125	06/15/23	800,217
350,000		Ventas Realty LP		3.750	05/01/24	359,289
120,000		Ventas Realty LP		4.125	01/15/26	125,212
200,000		Ventas Realty LP		3.250	10/15/26	194,686
300,000		Ventas Realty LP		4.375	02/01/45	308,846
101

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Vornado Realty LP	5.000%	01/15/22	$107,260
200,000		Vornado Realty LP	3.500	01/15/25	199,459
300,000		Washington Prime Group LP	5.950	08/15/24	306,519
100,000		Washington REIT	3.950	10/15/22	102,617
100,000		Weingarten Realty Investors	3.375	10/15/22	100,798
100,000		Weingarten Realty Investors	3.500	04/15/23	100,808
700,000		Welltower, Inc	4.000	06/01/25	723,667
600,000		Welltower, Inc	4.250	04/01/26	627,970
500,000		Weyerhaeuser Co	7.375	10/01/19	541,795
200,000		Weyerhaeuser Co	4.625	09/15/23	214,739
400,000		Weyerhaeuser Co	7.375	03/15/32	552,315
200,000		WP Carey, Inc	4.600	04/01/24	208,891
200,000		WP Carey, Inc	4.000	02/01/25	202,208
		TOTAL REAL ESTATE			66,511,274

RETAILING - 0.7%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	127,865
250,000		Advance Auto Parts, Inc	4.500	12/01/23	262,803
200,000		Allegion US Holding Co, Inc	3.200	10/01/24	197,650
200,000		Allegion US Holding Co, Inc	3.550	10/01/27	197,762
1,200,000		Amazon.com, Inc	2.600	12/05/19	1,212,105
500,000	g	Amazon.com, Inc	1.900	08/21/20	495,867
300,000		Amazon.com, Inc	3.300	12/05/21	309,772
600,000		Amazon.com, Inc	2.500	11/29/22	599,608
500,000	g	Amazon.com, Inc	2.400	02/22/23	494,736
750,000	g	Amazon.com, Inc	2.800	08/22/24	747,549
300,000		Amazon.com, Inc	3.800	12/05/24	316,779
200,000		Amazon.com, Inc	5.200	12/03/25	229,535
1,500,000	g	Amazon.com, Inc	3.150	08/22/27	1,501,815
300,000		Amazon.com, Inc	4.800	12/05/34	351,888
1,250,000	g	Amazon.com, Inc	3.875	08/22/37	1,325,368
600,000		Amazon.com, Inc	4.950	12/05/44	728,696
1,000,000	g	Amazon.com, Inc	4.050	08/22/47	1,076,667
1,750,000	g	Amazon.com, Inc	4.250	08/22/57	1,906,959
100,000		AutoNation, Inc	3.350	01/15/21	101,448
200,000		AutoNation, Inc	3.500	11/15/24	197,776
244,000		AutoNation, Inc	4.500	10/01/25	255,300
200,000		AutoNation, Inc	3.800	11/15/27	197,984
100,000		AutoZone, Inc	4.000	11/15/20	103,780
200,000		AutoZone, Inc	3.700	04/15/22	206,309
300,000		AutoZone, Inc	2.875	01/15/23	298,569
150,000		AutoZone, Inc	3.125	07/15/23	149,965
200,000		AutoZone, Inc	3.250	04/15/25	199,189
100,000		AutoZone, Inc	3.125	04/21/26	97,374
300,000		AutoZone, Inc	3.750	06/01/27	304,387
200,000		Bed Bath & Beyond, Inc	3.749	08/01/24	199,811
200,000		Bed Bath & Beyond, Inc	4.915	08/01/34	180,753
250,000		Bed Bath & Beyond, Inc	5.165	08/01/44	219,748
250,000		Costco Wholesale Corp	1.700	12/15/19	248,366
400,000		Costco Wholesale Corp	1.750	02/15/20	397,436
500,000		Costco Wholesale Corp	2.150	05/18/21	497,742
200,000		Costco Wholesale Corp	2.250	02/15/22	198,857
300,000		Costco Wholesale Corp	2.300	05/18/22	297,511
102

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Costco Wholesale Corp	2.750%	05/18/24	$399,547
500,000	Costco Wholesale Corp	3.000	05/18/27	500,581
300,000	Dollar General Corp	4.150	11/01/25	317,489
300,000	Dollar General Corp	3.875	04/15/27	312,785
300,000	Enable Midstream Partners LP	3.900	05/15/24	301,757
200,000	Enable Midstream Partners LP	4.400	03/15/27	203,318
100,000	Enable Midstream Partners LP	5.000	05/15/44	98,136
800,000	Home Depot, Inc	2.000	06/15/19	800,270
300,000	Home Depot, Inc	1.800	06/05/20	297,595
400,000	Home Depot, Inc	3.950	09/15/20	418,479
500,000	Home Depot, Inc	2.000	04/01/21	495,023
350,000	Home Depot, Inc	4.400	04/01/21	371,664
400,000	Home Depot, Inc	2.625	06/01/22	402,182
500,000	Home Depot, Inc	2.700	04/01/23	504,712
300,000	Home Depot, Inc	3.750	02/15/24	316,237
100,000	Home Depot, Inc	3.350	09/15/25	103,322
900,000	Home Depot, Inc	3.000	04/01/26	900,941
1,300,000	Home Depot, Inc	2.125	09/15/26	1,216,786
1,000,000	Home Depot, Inc	2.800	09/14/27	983,465
960,000	Home Depot, Inc	5.875	12/16/36	1,298,172
500,000	Home Depot, Inc	4.200	04/01/43	550,220
300,000	Home Depot, Inc	4.875	02/15/44	362,420
500,000	Home Depot, Inc	4.400	03/15/45	565,717
600,000	Home Depot, Inc	4.250	04/01/46	669,448
600,000	Home Depot, Inc	3.900	06/15/47	632,142
675,000	Home Depot, Inc	3.500	09/15/56	648,590
500,000	JD.com, Inc	3.875	04/29/26	502,903
200,000	Kohl’s Corp	3.250	02/01/23	197,693
200,000	Kohl’s Corp	4.750	12/15/23	210,714
200,000	Kohl’s Corp	4.250	07/17/25	203,171
200,000	Kohl’s Corp	5.550	07/17/45	195,223
300,000	Lowe’s Cos, Inc	1.150	04/15/19	296,614
200,000	Lowe’s Cos, Inc	3.800	11/15/21	208,916
850,000	Lowe’s Cos, Inc	3.120	04/15/22	867,139
300,000	Lowe’s Cos, Inc	3.875	09/15/23	318,355
400,000	Lowe’s Cos, Inc	3.125	09/15/24	406,084
100,000	Lowe’s Cos, Inc	3.375	09/15/25	103,013
500,000	Lowe’s Cos, Inc	2.500	04/15/26	480,527
750,000	Lowe’s Cos, Inc	3.100	05/03/27	752,433
100,000	Lowe’s Cos, Inc	4.650	04/15/42	114,181
200,000	Lowe’s Cos, Inc	4.250	09/15/44	217,791
200,000	Lowe’s Cos, Inc	4.375	09/15/45	220,852
1,075,000	Lowe’s Cos, Inc	3.700	04/15/46	1,078,363
1,000,000	Lowe’s Cos, Inc	4.050	05/03/47	1,063,492
200,000	Macy’s Retail Holdings, Inc	3.450	01/15/21	201,144
250,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	251,553
125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	117,328
200,000	Macy’s Retail Holdings, Inc	4.375	09/01/23	201,717
300,000	Macy’s Retail Holdings, Inc	3.625	06/01/24	289,084
400,000	Macy’s Retail Holdings, Inc	6.900	04/01/29	421,978
200,000	Macy’s Retail Holdings, Inc	4.500	12/15/34	169,944
103,000	Macy’s Retail Holdings, Inc	6.375	03/15/37	104,974
103

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$30,000	Nordstrom, Inc	4.750%	05/01/20	$31,395
100,000	Nordstrom, Inc	4.000	10/15/21	103,429
200,000	Nordstrom, Inc	4.000	03/15/27	199,193
531,000	Nordstrom, Inc	5.000	01/15/44	511,515
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	159,275
600,000	O’Reilly Automotive, Inc	3.800	09/01/22	631,118
200,000	O’Reilly Automotive, Inc	3.850	06/15/23	209,144
150,000	O’Reilly Automotive, Inc	3.600	09/01/27	150,508
200,000	Priceline Group, Inc	2.750	03/15/23	199,248
300,000	Priceline Group, Inc	3.650	03/15/25	304,843
300,000	Priceline Group, Inc	3.600	06/01/26	301,207
150,000	Priceline Group, Inc	3.550	03/15/28	148,537
200,000	QVC, Inc	3.125	04/01/19	200,731
100,000	QVC, Inc	5.125	07/02/22	105,749
100,000	QVC, Inc	4.375	03/15/23	102,530
500,000	QVC, Inc	4.850	04/01/24	525,319
200,000	QVC, Inc	4.450	02/15/25	203,970
150,000	QVC, Inc	5.950	03/15/43	151,065
1,150,000	Target Corp	3.875	07/15/20	1,197,235
900,000	Target Corp	2.900	01/15/22	917,159
500,000	Target Corp	3.500	07/01/24	521,168
1,400,000	Target Corp	2.500	04/15/26	1,345,681
850,000	Target Corp	4.000	07/01/42	878,646
225,000	Target Corp	3.625	04/15/46	218,783
500,000	Target Corp	3.900	11/15/47	508,443
300,000	TJX Cos, Inc	2.750	06/15/21	304,187
300,000	TJX Cos, Inc	2.500	05/15/23	297,143
300,000	TJX Cos, Inc	2.250	09/15/26	281,452
300,000	Wal-Mart Stores, Inc	1.750	10/09/19	298,901
1,400,000	Wal-Mart Stores, Inc	3.250	10/25/20	1,442,243
800,000	Wal-Mart Stores, Inc	1.900	12/15/20	794,786
1,950,000	Wal-Mart Stores, Inc	4.250	04/15/21	2,071,498
300,000	Wal-Mart Stores, Inc	2.350	12/15/22	298,904
1,000,000	Wal-Mart Stores, Inc	2.550	04/11/23	1,003,504
800,000	Wal-Mart Stores, Inc	3.300	04/22/24	832,167
1,500,000	Wal-Mart Stores, Inc	2.650	12/15/24	1,493,706
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	100,338
4,000,000	Wal-Mart Stores, Inc	3.625	12/15/47	4,186,321
	TOTAL RETAILING			62,532,954

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
200,000	Altera Corp	4.100	11/15/23	214,953
100,000	Analog Devices, Inc	2.500	12/05/21	99,004
500,000	Analog Devices, Inc	2.875	06/01/23	498,906
325,000	Analog Devices, Inc	3.125	12/05/23	325,607
175,000	Analog Devices, Inc	3.500	12/05/26	177,048
100,000	Analog Devices, Inc	4.500	12/05/36	107,724
200,000	Analog Devices, Inc	5.300	12/15/45	237,495
300,000	Intel Corp	1.850	05/11/20	298,604
250,000	Intel Corp	2.450	07/29/20	252,707
400,000	Intel Corp	1.700	05/19/21	392,798
300,000	Intel Corp	2.350	05/11/22	299,001
1,250,000	Intel Corp	3.100	07/29/22	1,285,647
104

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,250,000		Intel Corp	2.700%	12/15/22	$1,263,725
1,500,000		Intel Corp	3.700	07/29/25	1,584,704
2,180,000		Intel Corp	2.600	05/19/26	2,124,172
400,000		Intel Corp	4.100	05/19/46	440,669
750,000		Intel Corp	4.100	05/11/47	825,544
1,578,000	g	Intel Corp	3.734	12/08/47	1,637,016
200,000		Maxim Integrated Products, Inc	3.375	03/15/23	201,838
150,000		Maxim Integrated Products, Inc	3.450	06/15/27	150,673
225,000		NVIDIA Corp	2.200	09/16/21	222,562
300,000		NVIDIA Corp	3.200	09/16/26	300,824
200,000		Texas Instruments, Inc	1.650	08/03/19	198,782
300,000		Texas Instruments, Inc	1.750	05/01/20	297,364
250,000		Texas Instruments, Inc	2.750	03/12/21	253,286
200,000		Texas Instruments, Inc	2.250	05/01/23	196,244
100,000		Texas Instruments, Inc	2.625	05/15/24	99,183
350,000		Texas Instruments, Inc	2.900	11/03/27	348,735
400,000		Xilinx, Inc	3.000	03/15/21	403,407
150,000		Xilinx, Inc	2.950	06/01/24	149,030
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			14,887,252

SOFTWARE & SERVICES - 1.0%
175,000		Activision Blizzard Inc	2.300	09/15/21	172,684
200,000		Activision Blizzard Inc	3.400	09/15/26	202,355
100,000		Activision Blizzard, Inc	2.600	06/15/22	99,251
300,000		Activision Blizzard, Inc	3.400	06/15/27	302,024
300,000		Activision Blizzard, Inc	4.500	06/15/47	315,026
20,000		Adobe Systems, Inc	4.750	02/01/20	21,001
775,000		Adobe Systems, Inc	3.250	02/01/25	795,732
250,000		Autodesk, Inc	4.375	06/15/25	262,279
300,000		Autodesk, Inc	3.500	06/15/27	294,192
500,000		Automatic Data Processing, Inc	2.250	09/15/20	501,253
500,000		Automatic Data Processing, Inc	3.375	09/15/25	515,951
750,000		Baidu, Inc	2.750	06/09/19	751,029
500,000		Baidu, Inc	3.000	06/30/20	502,127
700,000		Baidu, Inc	2.875	07/06/22	692,513
200,000		Baidu, Inc	3.500	11/28/22	202,925
300,000		Baidu, Inc	4.125	06/30/25	311,643
300,000		Baidu, Inc	3.625	07/06/27	296,766
500,000		CA, Inc	5.375	12/01/19	524,372
250,000		CA, Inc	3.600	08/15/22	253,431
150,000		CA, Inc	4.700	03/15/27	156,886
200,000		Citrix Systems, Inc	4.500	12/01/27	202,922
200,000		DXC Technology Co	2.875	03/27/20	200,961
200,000		DXC Technology Co	4.450	09/18/22	210,465
200,000		DXC Technology Co	4.250	04/15/24	208,284
200,000		DXC Technology Co	4.750	04/15/27	212,625
300,000		Electronic Arts, Inc	3.700	03/01/21	309,300
300,000		Expedia, Inc	4.500	08/15/24	314,112
1,200,000		Expedia, Inc	5.000	02/15/26	1,282,520
1,000,000		Fidelity National Information Services, Inc	2.250	08/15/21	983,036
247,000		Fidelity National Information Services, Inc	4.500	10/15/22	264,362
163,000		Fidelity National Information Services, Inc	3.875	06/05/24	170,113
105

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$139,000	Fidelity National Information Services, Inc	5.000%	10/15/25	$153,575
1,150,000	Fidelity National Information Services, Inc	3.000	08/15/26	1,111,246
300,000	Fidelity National Information Services, Inc	4.500	08/15/46	312,433
550,000	Fiserv, Inc	3.500	10/01/22	566,020
500,000	Fiserv, Inc	3.850	06/01/25	521,472
500,000	International Business Machines Corp	1.950	02/12/19	500,576
200,000	International Business Machines Corp	1.875	05/15/19	199,537
1,250,000	International Business Machines Corp	1.800	05/17/19	1,246,646
800,000	International Business Machines Corp	8.375	11/01/19	889,202
300,000	International Business Machines Corp	1.900	01/27/20	298,610
300,000	International Business Machines Corp	1.625	05/15/20	296,304
250,000	International Business Machines Corp	2.250	02/19/21	249,249
500,000	International Business Machines Corp	2.900	11/01/21	506,905
300,000	International Business Machines Corp	2.500	01/27/22	300,959
300,000	International Business Machines Corp	1.875	08/01/22	291,853
500,000	International Business Machines Corp	2.875	11/09/22	503,738
700,000	International Business Machines Corp	3.375	08/01/23	724,477
500,000	International Business Machines Corp	3.625	02/12/24	523,457
400,000	International Business Machines Corp	7.000	10/30/25	511,635
500,000	International Business Machines Corp	3.450	02/19/26	516,582
300,000	International Business Machines Corp	3.300	01/27/27	305,743
19,000	International Business Machines Corp	5.600	11/30/39	24,807
835,000	International Business Machines Corp	4.000	06/20/42	883,502
500,000	International Business Machines Corp	4.700	02/19/46	590,528
200,000	Juniper Networks, Inc	3.125	02/26/19	201,552
175,000	Juniper Networks, Inc	4.600	03/15/21	183,260
200,000	Juniper Networks, Inc	4.500	03/15/24	208,074
250,000	Juniper Networks, Inc	4.350	06/15/25	257,799
925,000	Microsoft Corp	4.200	06/01/19	953,069
1,000,000	Microsoft Corp	1.100	08/08/19	986,529
1,000,000	Microsoft Corp	1.850	02/06/20	996,988
300,000	Microsoft Corp	1.850	02/12/20	298,821
540,000	Microsoft Corp	3.000	10/01/20	552,341
500,000	Microsoft Corp	2.000	11/03/20	498,017
450,000	Microsoft Corp	4.000	02/08/21	472,680
850,000	Microsoft Corp	1.550	08/08/21	827,534
1,000,000	Microsoft Corp	2.400	02/06/22	1,000,236
1,300,000	Microsoft Corp	2.375	02/12/22	1,297,736
500,000	Microsoft Corp	2.650	11/03/22	503,594
400,000	Microsoft Corp	2.125	11/15/22	395,035
1,000,000	Microsoft Corp	2.000	08/08/23	971,254
400,000	Microsoft Corp	3.625	12/15/23	421,359
2,000,000	Microsoft Corp	2.875	02/06/24	2,028,533
500,000	Microsoft Corp	2.700	02/12/25	499,112
750,000	Microsoft Corp	3.125	11/03/25	765,518
2,300,000	Microsoft Corp	2.400	08/08/26	2,217,413
2,725,000	Microsoft Corp	3.300	02/06/27	2,810,050
925,000	Microsoft Corp	4.200	11/03/35	1,048,788
2,000,000	Microsoft Corp	3.450	08/08/36	2,060,434
1,575,000	Microsoft Corp	4.100	02/06/37	1,757,198
500,000	Microsoft Corp	3.500	11/15/42	501,347
300,000	Microsoft Corp	3.750	05/01/43	314,316
750,000	Microsoft Corp	3.750	02/12/45	789,373
106

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$575,000	Microsoft Corp	4.450%	11/03/45	$673,330
1,000,000	Microsoft Corp	3.700	08/08/46	1,041,489
1,350,000	Microsoft Corp	4.250	02/06/47	1,541,928
1,750,000	Microsoft Corp	4.000	02/12/55	1,870,146
500,000	Microsoft Corp	4.750	11/03/55	618,192
1,000,000	Microsoft Corp	3.950	08/08/56	1,066,192
1,800,000	Microsoft Corp	4.500	02/06/57	2,129,071
750,000	Oracle Corp	2.375	01/15/19	753,081
750,000	Oracle Corp	2.250	10/08/19	753,307
1,365,000	Oracle Corp	3.875	07/15/20	1,423,121
500,000	Oracle Corp	2.800	07/08/21	507,300
1,000,000	Oracle Corp	1.900	09/15/21	984,112
1,300,000	Oracle Corp	2.500	05/15/22	1,301,891
1,725,000	Oracle Corp	2.500	10/15/22	1,722,398
500,000	Oracle Corp	2.625	02/15/23	501,037
2,000,000	Oracle Corp	2.400	09/15/23	1,974,668
750,000	Oracle Corp	3.400	07/08/24	777,531
500,000	Oracle Corp	2.950	11/15/24	503,467
1,250,000	Oracle Corp	2.950	05/15/25	1,255,116
2,334,000	Oracle Corp	2.650	07/15/26	2,274,895
750,000	Oracle Corp	3.250	11/15/27	762,493
400,000	Oracle Corp	3.250	05/15/30	404,205
2,322,000	Oracle Corp	4.300	07/08/34	2,578,855
500,000	Oracle Corp	3.900	05/15/35	529,279
1,000,000	Oracle Corp	3.850	07/15/36	1,055,982
2,000,000	Oracle Corp	3.800	11/15/37	2,097,601
470,000	Oracle Corp	6.125	07/08/39	644,981
500,000	Oracle Corp	4.500	07/08/44	569,434
1,500,000	Oracle Corp	4.000	07/15/46	1,594,494
750,000	Oracle Corp	4.000	11/15/47	797,880
500,000	Oracle Corp	4.375	05/15/55	558,263
250,000	Total System Services, Inc	3.800	04/01/21	256,218
125,000	Total System Services, Inc	3.750	06/01/23	127,595
300,000	Total System Services, Inc	4.800	04/01/26	324,488
300,000	VMware, Inc	2.300	08/21/20	298,278
1,250,000	VMware, Inc	2.950	08/21/22	1,246,343
500,000	VMware, Inc	3.900	08/21/27	504,596
400,000	Western Union Co	5.253	04/01/20	421,398
300,000	Western Union Co	3.600	03/15/22	303,670
	TOTAL SOFTWARE & SERVICES			88,127,481

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
100,000	Alphabet, Inc	3.625	05/19/21	104,674
500,000	Alphabet, Inc	3.375	02/25/24	521,141
1,000,000	Alphabet, Inc	1.998	08/15/26	942,534
200,000	Amphenol Corp	2.550	01/30/19	200,668
225,000	Amphenol Corp	2.200	04/01/20	223,875
125,000	Amphenol Corp	3.125	09/15/21	126,973
150,000	Amphenol Corp	4.000	02/01/22	156,794
200,000	Amphenol Corp	3.200	04/01/24	201,310
500,000	Apple, Inc	1.550	02/08/19	498,335
325,000	Apple, Inc	1.700	02/22/19	324,213
107

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Apple, Inc	2.100%	05/06/19	$1,002,211
1,000,000		Apple, Inc	1.100	08/02/19	986,147
300,000		Apple, Inc	1.500	09/12/19	297,466
200,000		Apple, Inc	1.800	11/13/19	199,256
500,000		Apple, Inc	1.900	02/07/20	498,468
200,000		Apple, Inc	1.800	05/11/20	198,294
500,000		Apple, Inc	2.000	11/13/20	496,803
2,500,000		Apple, Inc	2.250	02/23/21	2,496,844
2,000,000		Apple, Inc	1.550	08/04/21	1,942,837
750,000		Apple, Inc	2.150	02/09/22	740,159
500,000		Apple, Inc	2.500	02/09/22	500,384
500,000		Apple, Inc	2.300	05/11/22	496,441
750,000		Apple, Inc	2.700	05/13/22	755,390
400,000		Apple, Inc	2.100	09/12/22	392,435
500,000		Apple, Inc	2.400	01/13/23	495,632
400,000		Apple, Inc	2.850	02/23/23	405,362
750,000		Apple, Inc	3.000	02/09/24	759,363
2,250,000		Apple, Inc	3.450	05/06/24	2,332,811
750,000		Apple, Inc	2.850	05/11/24	753,198
1,500,000		Apple, Inc	2.750	01/13/25	1,486,593
750,000		Apple, Inc	2.500	02/09/25	731,101
750,000		Apple, Inc	3.200	05/13/25	764,955
2,350,000		Apple, Inc	3.250	02/23/26	2,397,714
1,000,000		Apple, Inc	2.450	08/04/26	958,177
750,000		Apple, Inc	3.350	02/09/27	768,065
750,000		Apple, Inc	3.200	05/11/27	759,306
1,000,000		Apple, Inc	3.000	06/20/27	995,313
1,500,000		Apple, Inc	2.900	09/12/27	1,481,775
750,000		Apple, Inc	3.000	11/13/27	745,221
375,000		Apple, Inc	4.500	02/23/36	429,559
750,000		Apple, Inc	4.450	05/06/44	855,927
1,350,000		Apple, Inc	3.450	02/09/45	1,316,229
800,000		Apple, Inc	4.375	05/13/45	900,422
1,250,000		Apple, Inc	4.650	02/23/46	1,462,453
750,000		Apple, Inc	3.850	08/04/46	780,873
1,000,000		Apple, Inc	4.250	02/09/47	1,110,170
750,000		Apple, Inc	3.750	09/12/47	767,837
750,000		Apple, Inc	3.750	11/13/47	767,769
1,000,000	g	Broadcom Corp	2.375	01/15/20	993,184
500,000	g	Broadcom Corp	2.200	01/15/21	488,900
1,500,000	g	Broadcom Corp	3.000	01/15/22	1,487,123
500,000	g	Broadcom Corp	2.650	01/15/23	481,935
1,100,000	g	Broadcom Corp	3.625	01/15/24	1,093,599
1,500,000	g	Broadcom Corp	3.125	01/15/25	1,433,606
1,750,000	g	Broadcom Corp	3.875	01/15/27	1,721,603
250,000	g	Broadcom Corp	3.500	01/15/28	238,254
300,000		Cisco Systems, Inc	1.600	02/28/19	298,686
200,000		Cisco Systems, Inc	1.400	09/20/19	197,892
1,900,000		Cisco Systems, Inc	4.450	01/15/20	1,986,840
400,000		Cisco Systems, Inc	2.450	06/15/20	402,591
400,000		Cisco Systems, Inc	2.200	02/28/21	398,694
1,250,000		Cisco Systems, Inc	2.900	03/04/21	1,272,664
300,000		Cisco Systems, Inc	1.850	09/20/21	294,392

108

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		Cisco Systems, Inc	3.000%	06/15/22	$407,685
500,000		Cisco Systems, Inc	2.600	02/28/23	500,881
1,300,000		Cisco Systems, Inc	2.200	09/20/23	1,273,785
1,100,000		Cisco Systems, Inc	3.625	03/04/24	1,158,593
400,000		Cisco Systems, Inc	3.500	06/15/25	417,640
500,000		Cisco Systems, Inc	2.950	02/28/26	502,228
2,500,000		Cisco Systems, Inc	2.500	09/20/26	2,417,573
600,000		Cisco Systems, Inc	5.900	02/15/39	819,703
225,000		Corning, Inc	4.250	08/15/20	234,909
300,000		Corning, Inc	2.900	05/15/22	301,239
100,000		Corning, Inc	5.750	08/15/40	122,830
200,000		Corning, Inc	4.750	03/15/42	223,216
200,000		Corning, Inc	4.375	11/15/57	198,334
2,650,000	g	Diamond Finance Corp	3.480	06/01/19	2,682,961
1,175,000	g	Diamond Finance Corp	4.420	06/15/21	1,224,256
1,500,000	g	Diamond Finance Corp	5.450	06/15/23	1,620,730
2,000,000	g	Diamond Finance Corp	6.020	06/15/26	2,204,707
1,000,000	g	Diamond Finance Corp	8.100	07/15/36	1,262,061
1,000,000	g	Diamond Finance Corp	8.350	07/15/46	1,287,643
300,000		Flextronics International Ltd	4.750	06/15/25	320,895
205,000		Harris Corp	2.700	04/27/20	205,812
300,000		Harris Corp	4.400	12/15/20	313,766
300,000		Harris Corp	4.854	04/27/35	335,057
300,000		Harris Corp	5.054	04/27/45	352,531
2,375,000		Hewlett Packard Enterprise Co	3.600	10/15/20	2,424,704
750,000		Hewlett Packard Enterprise Co	4.400	10/15/22	788,079
1,000,000		Hewlett Packard Enterprise Co	4.900	10/15/25	1,055,492
750,000		Hewlett Packard Enterprise Co	6.200	10/15/35	814,280
350,000		Hewlett Packard Enterprise Co	6.350	10/15/45	370,258
113,000		Hewlett-Packard Co	3.750	12/01/20	116,599
200,000		Hewlett-Packard Co	4.375	09/15/21	210,498
100,000		Hewlett-Packard Co	4.650	12/09/21	106,280
200,000		Hewlett-Packard Co	4.050	09/15/22	208,301
850,000		Hewlett-Packard Co	6.000	09/15/41	908,261
1,000,000		Jabil Circuit, Inc	4.700	09/15/22	1,048,400
300,000		Koninklijke Philips Electronics NV	5.000	03/15/42	349,907
800,000		Koninklijke Philips NV	3.750	03/15/22	832,862
420,000		L-3 Communications Corp	5.200	10/15/19	439,866
300,000		L-3 Communications Corp	4.950	02/15/21	317,703
52,000		L-3 Communications Corp	3.950	05/28/24	54,119
600,000		L-3 Communications Corp	3.850	12/15/26	616,816
100,000		Motorola Solutions, Inc	3.500	09/01/21	101,495
700,000		Motorola Solutions, Inc	3.750	05/15/22	718,914
250,000		Motorola Solutions, Inc	3.500	03/01/23	251,724
200,000		Motorola Solutions, Inc	4.000	09/01/24	205,088
200,000		Motorola Solutions, Inc	5.500	09/01/44	202,938
200,000		NetApp, Inc	3.375	06/15/21	203,654
200,000		NetApp, Inc	3.300	09/29/24	199,179
200,000		Pitney Bowes, Inc	3.625	09/15/20	198,000
200,000		Pitney Bowes, Inc	3.625	10/01/21	186,000
200,000		Pitney Bowes, Inc	4.700	04/01/23	183,498
500,000		Pitney Bowes, Inc	4.625	03/15/24	455,000

109

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		QUALCOMM, Inc	1.850%	05/20/19	$747,100
750,000		QUALCOMM, Inc	2.100	05/20/20	746,799
1,400,000		QUALCOMM, Inc	2.250	05/20/20	1,388,999
500,000		QUALCOMM, Inc	3.000	05/20/22	500,394
750,000		QUALCOMM, Inc	2.900	05/20/24	731,586
500,000		QUALCOMM, Inc	3.450	05/20/25	501,020
1,000,000		QUALCOMM, Inc	3.250	05/20/27	976,103
500,000		QUALCOMM, Inc	4.650	05/20/35	537,723
500,000		QUALCOMM, Inc	4.800	05/20/45	537,311
1,000,000		QUALCOMM, Inc	4.300	05/20/47	1,006,481
500,000	g	Seagate HDD Cayman	4.250	03/01/22	506,041
1,250,000		Seagate HDD Cayman	4.750	01/01/25	1,227,269
200,000		Seagate HDD Cayman	4.875	06/01/27	191,182
200,000		Seagate HDD Cayman	5.750	12/01/34	192,423
200,000		Tech Data Corp	3.700	02/15/22	200,597
200,000		Tech Data Corp	4.950	02/15/27	210,913
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	256,818
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	205,559
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	103,842
150,000		Tyco Electronics Group S.A.	3.125	08/15/27	149,408
415,000		Xerox Corp	2.750	09/01/20	410,102
1,250,000		Xerox Corp	3.625	03/15/23	1,219,222
200,000		Xerox Corp	6.750	12/15/39	210,077
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			98,033,359

TELECOMMUNICATION SERVICES - 1.4%
500,000		Alibaba Group Holding Ltd	2.500	11/28/19	501,457
500,000		Alibaba Group Holding Ltd	3.125	11/28/21	506,524
1,000,000		Alibaba Group Holding Ltd	2.800	06/06/23	997,000
1,250,000		Alibaba Group Holding Ltd	3.600	11/28/24	1,296,703
1,000,000		Alibaba Group Holding Ltd	3.400	12/06/27	999,440
500,000		Alibaba Group Holding Ltd	4.500	11/28/34	552,489
750,000		Alibaba Group Holding Ltd	4.000	12/06/37	775,554
1,000,000		Alibaba Group Holding Ltd	4.200	12/06/47	1,040,197
750,000		Alibaba Group Holding Ltd	4.400	12/06/57	780,488
1,680,000		America Movil SAB de C.V.	5.000	03/30/20	1,770,464
950,000		America Movil SAB de C.V.	3.125	07/16/22	960,953
440,000		America Movil SAB de C.V.	6.125	03/30/40	558,699
1,125,000		America Movil SAB de C.V.	4.375	07/16/42	1,192,453
950,000		AT&T, Inc	5.800	02/15/19	985,779
1,000,000		AT&T, Inc	2.300	03/11/19	1,000,994
500,000		AT&T, Inc	3.200	03/01/22	505,337
1,250,000		AT&T, Inc	2.850	02/14/23	1,254,777
500,000		AT&T, Inc	3.800	03/01/24	511,951
1,000,000		AT&T, Inc	4.450	04/01/24	1,057,607
1,250,000		AT&T, Inc	3.400	08/14/24	1,256,142
1,500,000		AT&T, Inc	3.400	05/15/25	1,474,376
1,250,000		AT&T, Inc	4.125	02/17/26	1,278,255
1,300,000		AT&T, Inc	4.250	03/01/27	1,324,882
1,500,000		AT&T, Inc	3.900	08/14/27	1,509,590
4,705,000	g	AT&T, Inc	4.100	02/15/28	4,719,167
8,525,000	g	AT&T, Inc	4.300	02/15/30	8,523,029
1,175,000		AT&T, Inc	4.500	05/15/35	1,167,251

110

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000		AT&T, Inc	5.250%	03/01/37	$1,585,374
1,500,000		AT&T, Inc	4.900	08/14/37	1,520,967
145,000		AT&T, Inc	6.000	08/15/40	163,978
92,000		AT&T, Inc	5.350	09/01/40	97,015
100,000		AT&T, Inc	6.375	03/01/41	117,875
550,000		AT&T, Inc	5.150	03/15/42	570,220
2,366,000		AT&T, Inc	4.300	12/15/42	2,220,842
1,250,000		AT&T, Inc	4.800	06/15/44	1,235,332
2,854,000		AT&T, Inc	4.350	06/15/45	2,630,843
1,025,000		AT&T, Inc	4.750	05/15/46	1,001,642
750,000		AT&T, Inc	5.650	02/15/47	820,139
2,100,000		AT&T, Inc	5.450	03/01/47	2,242,563
1,425,000		AT&T, Inc	4.500	03/09/48	1,334,013
955,000		AT&T, Inc	4.550	03/09/49	898,019
1,250,000		AT&T, Inc	5.150	02/14/50	1,256,236
500,000		AT&T, Inc	5.700	03/01/57	548,643
2,750,000		AT&T, Inc	5.300	08/14/58	2,756,476
1,085,000		British Telecommunications plc	2.350	02/14/19	1,086,073
1,150,000		British Telecommunications plc	9.125	12/15/30	1,717,632
2,850,000		Deutsche Telekom International Finance BV	6.000	07/08/19	3,004,875
1,240,000		Deutsche Telekom International Finance BV	8.750	06/15/30	1,834,117
1,200,000		France Telecom S.A.	4.125	09/14/21	1,268,099
745,000		France Telecom S.A.	9.000	03/01/31	1,117,358
600,000		France Telecom S.A.	5.375	01/13/42	723,204
250,000		Koninklijke KPN NV	8.375	10/01/30	343,304
500,000		Orange S.A.	1.625	11/03/19	493,715
400,000		Orange S.A.	5.500	02/06/44	490,607
200,000		Rogers Communications, Inc	4.100	10/01/23	209,831
1,713,000		Rogers Communications, Inc	3.625	12/15/25	1,749,170
200,000		Rogers Communications, Inc	2.900	11/15/26	193,726
125,000		Rogers Communications, Inc	4.500	03/15/43	133,998
300,000		Rogers Communications, Inc	5.450	10/01/43	363,420
600,000		Rogers Communications, Inc	5.000	03/15/44	692,356
2,020,000		Telefonica Emisiones SAU	5.134	04/27/20	2,138,267
1,000,000		Telefonica Emisiones SAU	4.570	04/27/23	1,081,351
1,175,000		Telefonica Emisiones SAU	4.103	03/08/27	1,213,786
300,000		Telefonica Emisiones SAU	7.045	06/20/36	402,229
1,300,000		Telefonica Emisiones SAU	5.213	03/08/47	1,474,009
392,000		Telefonica Europe BV	8.250	09/15/30	552,506
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	105,634
200,000		TELUS Corp	2.800	02/16/27	189,293
200,000		TELUS Corp	3.700	09/15/27	204,477
6,581,000		Verizon Communications, Inc	2.946	03/15/22	6,620,289
1,350,000		Verizon Communications, Inc	4.150	03/15/24	1,419,644
2,500,000		Verizon Communications, Inc	3.500	11/01/24	2,544,271
4,213,000	g	Verizon Communications, Inc	3.376	02/15/25	4,227,935
2,750,000		Verizon Communications, Inc	4.125	03/16/27	2,866,654
1,500,000		Verizon Communications, Inc	4.500	08/10/33	1,572,259
3,000,000		Verizon Communications, Inc	4.400	11/01/34	3,055,141
3,400,000		Verizon Communications, Inc	4.272	01/15/36	3,379,980
1,150,000		Verizon Communications, Inc	4.750	11/01/41	1,171,443
1,425,000		Verizon Communications, Inc	3.850	11/01/42	1,287,888
111

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Verizon Communications, Inc	5.500%	03/16/47	$853,828
1,818,000	Verizon Communications, Inc	4.522	09/15/48	1,788,457
284,000	Verizon Communications, Inc	5.012	04/15/49	297,589
3,176,000	Verizon Communications, Inc	5.012	08/21/54	3,237,106
3,654,000	Verizon Communications, Inc	4.672	03/15/55	3,524,350
1,500,000	Vodafone Group plc	5.450	06/10/19	1,567,464
650,000	Vodafone Group plc	4.375	03/16/21	687,753
500,000	Vodafone Group plc	2.500	09/26/22	495,999
800,000	Vodafone Group plc	2.950	02/19/23	803,166
150,000	Vodafone Group plc	6.150	02/27/37	188,018
1,200,000	Vodafone Group plc	4.375	02/19/43	1,235,844
	TOTAL TELECOMMUNICATION SERVICES			125,109,850

TRANSPORTATION - 0.7%
500,000	ABB Finance USA, Inc	2.875	05/08/22	508,301
150,000	ABB Finance USA, Inc	4.375	05/08/42	161,653
388,955	American Airlines, Inc	3.000	10/15/28	380,199
1,300,000	Boeing Co	1.650	10/30/20	1,282,394
500,000	Boeing Co	2.850	10/30/24	504,641
400,000	Boeing Co	2.600	10/30/25	394,461
200,000	Boeing Co	2.250	06/15/26	189,984
250,000	Boeing Co	2.800	03/01/27	247,497
350,000	Boeing Co	5.875	02/15/40	466,235
300,000	Boeing Co	3.375	06/15/46	291,245
250,000	Boeing Co	3.650	03/01/47	252,783
555,000	Burlington Northern Santa Fe LLC	4.700	10/01/19	578,443
300,000	Burlington Northern Santa Fe LLC	3.050	03/15/22	306,239
150,000	Burlington Northern Santa Fe LLC	3.050	09/01/22	152,930
500,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	528,523
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	529,145
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	155,333
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	302,239
700,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	735,941
1,150,000	Burlington Northern Santa Fe LLC	3.250	06/15/27	1,176,046
360,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	468,733
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	301,361
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	224,495
500,000	Burlington Northern Santa Fe LLC	5.150	09/01/43	617,697
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	598,841
300,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	343,179
1,000,000	Burlington Northern Santa Fe LLC	4.150	04/01/45	1,085,692
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	234,105
750,000	Burlington Northern Santa Fe LLC	3.900	08/01/46	795,188
400,000	Burlington Northern Santa Fe LLC	4.125	06/15/47	437,865
200,000	Canadian National Railway Co	5.550	03/01/19	207,601
100,000	Canadian National Railway Co	2.850	12/15/21	101,127
300,000	Canadian National Railway Co	2.250	11/15/22	293,748
200,000	Canadian National Railway Co	2.950	11/21/24	202,283
200,000	Canadian National Railway Co	6.900	07/15/28	264,776
200,000	Canadian National Railway Co	6.250	08/01/34	270,267
250,000	Canadian National Railway Co	3.500	11/15/42	244,105
100,000	Canadian National Railway Co	4.500	11/07/43	113,270
400,000	Canadian National Railway Co	3.200	08/02/46	387,264
112

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,800,000	Canadian Pacific Railway Co	2.900%	02/01/25	$1,785,390
200,000	Canadian Pacific Railway Co	7.125	10/15/31	273,557
250,000	Canadian Pacific Railway Co	5.950	05/15/37	325,185
200,000	Canadian Pacific Railway Co	6.125	09/15/15	266,715
200,000	Carnival Corp	3.950	10/15/20	208,786
293,156	Continental Airlines, Inc	4.750	01/12/21	306,987
24,444	Continental Airlines, Inc	5.983	04/19/22	26,652
389,258	Continental Airlines, Inc	4.150	04/11/24	406,775
159,487	Continental Airlines, Inc	4.000	10/29/24	166,241
125,000	CSX Corp	3.700	11/01/23	129,662
300,000	CSX Corp	3.400	08/01/24	308,262
200,000	CSX Corp	3.350	11/01/25	203,292
1,200,000	CSX Corp	2.600	11/01/26	1,144,795
500,000	CSX Corp	3.250	06/01/27	499,364
100,000	CSX Corp	6.000	10/01/36	128,132
200,000	CSX Corp	6.150	05/01/37	262,241
400,000	CSX Corp	5.500	04/15/41	493,940
350,000	CSX Corp	4.400	03/01/43	378,652
100,000	CSX Corp	4.100	03/15/44	104,082
675,000	CSX Corp	3.800	11/01/46	670,494
200,000	CSX Corp	3.950	05/01/50	198,803
300,000	CSX Corp	4.500	08/01/54	315,525
150,000	CSX Corp	4.250	11/01/66	149,707
222,545	Delta Air Lines, Inc	5.300	04/15/19	230,045
150,000	Delta Air Lines, Inc	2.875	03/13/20	150,999
110,159	Delta Air Lines, Inc	4.750	05/07/20	114,565
125,000	Delta Air Lines, Inc	2.600	12/04/20	124,598
700,000	Delta Air Lines, Inc	3.625	03/15/22	710,257
114,306	Delta Air Lines, Inc	3.625	07/30/27	118,537
134,000	FedEx Corp	8.000	01/15/19	141,813
100,000	FedEx Corp	2.300	02/01/20	99,983
300,000	FedEx Corp	4.000	01/15/24	318,851
100,000	FedEx Corp	3.200	02/01/25	101,251
300,000	FedEx Corp	3.250	04/01/26	302,210
400,000	FedEx Corp	3.300	03/15/27	402,569
1,000,000	FedEx Corp	4.900	01/15/34	1,132,837
200,000	FedEx Corp	3.900	02/01/35	203,036
600,000	FedEx Corp	3.875	08/01/42	596,834
750,000	FedEx Corp	4.750	11/15/45	839,090
300,000	FedEx Corp	4.550	04/01/46	329,165
200,000	FedEx Corp	4.400	01/15/47	213,208
200,000	FedEx Corp	4.500	02/01/65	201,724
200,000	GATX Corp	2.500	03/15/19	199,916
100,000	GATX Corp	2.600	03/30/20	99,969
500,000	GATX Corp	3.250	09/15/26	487,194
200,000	GATX Corp	3.500	03/15/28	197,305
225,000	GATX Corp	5.200	03/15/44	259,028
200,000	JB Hunt Transport Services, Inc	3.300	08/15/22	202,570
100,000	Kansas City Southern	3.000	05/15/23	99,119
100,000	Kansas City Southern	3.125	06/01/26	96,825
100,000	Kansas City Southern	4.300	05/15/43	105,030
175,000	Kansas City Southern	4.950	08/15/45	199,321
113

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Norfolk Southern Corp	3.250%	12/01/21	$102,457
250,000		Norfolk Southern Corp	3.000	04/01/22	253,111
1,291,000		Norfolk Southern Corp	2.903	02/15/23	1,297,041
200,000		Norfolk Southern Corp	3.850	01/15/24	210,981
81,000		Norfolk Southern Corp	5.590	05/17/25	92,877
200,000		Norfolk Southern Corp	2.900	06/15/26	196,679
300,000		Norfolk Southern Corp	3.150	06/01/27	299,147
16,000		Norfolk Southern Corp	4.837	10/01/41	18,633
750,000		Norfolk Southern Corp	3.950	10/01/42	767,742
75,000		Norfolk Southern Corp	4.800	08/15/43	85,634
300,000		Norfolk Southern Corp	4.450	06/15/45	334,160
200,000		Norfolk Southern Corp	4.650	01/15/46	228,204
128,000	g	Norfolk Southern Corp	3.942	11/01/47	131,244
750,000		Northrop Grumman Corp	2.080	10/15/20	743,833
650,000		Northrop Grumman Corp	3.500	03/15/21	670,250
1,000,000		Northrop Grumman Corp	2.550	10/15/22	992,739
400,000		Northrop Grumman Corp	3.250	08/01/23	408,112
750,000		Northrop Grumman Corp	2.930	01/15/25	745,364
300,000		Northrop Grumman Corp	3.200	02/01/27	301,036
850,000		Northrop Grumman Corp	3.250	01/15/28	850,975
100,000		Northrop Grumman Corp	5.050	11/15/40	117,194
400,000		Northrop Grumman Corp	4.750	06/01/43	461,578
300,000		Northrop Grumman Corp	3.850	04/15/45	302,091
1,150,000		Northrop Grumman Corp	4.030	10/15/47	1,200,706
500,000		Royal Caribbean Cruises Ltd	2.650	11/28/20	499,592
500,000		Royal Caribbean Cruises Ltd	3.700	03/15/28	495,308
200,000		Ryder System, Inc	2.450	11/15/18	200,499
100,000		Ryder System, Inc	2.550	06/01/19	100,267
200,000		Ryder System, Inc	2.450	09/03/19	200,200
1,400,000		Ryder System, Inc	2.500	05/11/20	1,401,282
200,000		Ryder System, Inc	2.250	09/01/21	196,883
200,000		Ryder System, Inc	3.450	11/15/21	205,073
500,000		Ryder System, Inc	2.500	09/01/22	490,954
100,000		Southwest Airlines Co	2.750	11/06/19	100,705
400,000		Southwest Airlines Co	2.650	11/05/20	401,597
200,000		Southwest Airlines Co	2.750	11/16/22	199,757
200,000		Southwest Airlines Co	3.000	11/15/26	194,099
200,000		Southwest Airlines Co	3.450	11/16/27	198,916
89,684		Spirit Airlines, Inc	4.100	04/01/28	93,083
100,000		Union Pacific Corp	2.250	02/15/19	100,120
450,000		Union Pacific Corp	2.250	06/19/20	450,534
331,000		Union Pacific Corp	4.163	07/15/22	354,762
500,000		Union Pacific Corp	2.950	01/15/23	508,393
277,000		Union Pacific Corp	3.646	02/15/24	291,105
200,000		Union Pacific Corp	3.750	03/15/24	211,341
200,000		Union Pacific Corp	3.250	01/15/25	204,720
200,000		Union Pacific Corp	3.250	08/15/25	205,298
300,000		Union Pacific Corp	2.750	03/01/26	296,454
1,000,000		Union Pacific Corp	3.000	04/15/27	1,004,682
100,000		Union Pacific Corp	3.375	02/01/35	101,215
100,000		Union Pacific Corp	3.600	09/15/37	103,526
100,000		Union Pacific Corp	4.300	06/15/42	109,778
150,000		Union Pacific Corp	4.250	04/15/43	164,349
114

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Union Pacific Corp	4.050%	11/15/45	$215,967
200,000		Union Pacific Corp	3.350	08/15/46	192,930
300,000		Union Pacific Corp	4.000	04/15/47	324,244
770,000		Union Pacific Corp	3.799	10/01/51	784,255
200,000		Union Pacific Corp	3.875	02/01/55	202,976
300,000		Union Pacific Corp	4.375	11/15/65	327,233
200,000		Union Pacific Corp	4.100	09/15/67	208,409
186,266	†	Union Pacific Railroad Co	2.695	05/12/27	180,957
300,000		United Parcel Service, Inc	5.125	04/01/19	311,130
1,105,000		United Parcel Service, Inc	3.125	01/15/21	1,132,098
300,000		United Parcel Service, Inc	2.050	04/01/21	298,385
500,000		United Parcel Service, Inc	2.350	05/16/22	497,690
1,400,000		United Parcel Service, Inc	2.450	10/01/22	1,396,439
500,000		United Parcel Service, Inc	2.500	04/01/23	497,145
300,000		United Parcel Service, Inc	2.800	11/15/24	301,263
125,000		United Parcel Service, Inc	2.400	11/15/26	119,056
500,000		United Parcel Service, Inc	3.050	11/15/27	499,881
35,000		United Parcel Service, Inc	6.200	01/15/38	48,139
450,000		United Parcel Service, Inc	3.625	10/01/42	455,426
400,000		United Parcel Service, Inc	3.400	11/15/46	386,489
500,000		United Parcel Service, Inc	3.750	11/15/47	515,739
		TOTAL TRANSPORTATION			62,159,048

UTILITIES - 2.1%
200,000	g	AEP Texas, Inc	2.400	10/01/22	197,000
200,000	g	AEP Texas, Inc	3.800	10/01/47	205,429
100,000		AEP Transmission Co LLC	3.100	12/01/26	100,171
100,000	g	AEP Transmission Co LLC	3.100	12/01/26	100,171
600,000		AEP Transmission Co LLC	4.000	12/01/46	634,871
200,000	g	AEP Transmission Co LLC	3.750	12/01/47	205,481
370,000		AGL Capital Corp	5.250	08/15/19	384,744
400,000		AGL Capital Corp	3.250	06/15/26	396,928
275,000		AGL Capital Corp	4.400	06/01/43	292,270
200,000		Alabama Power Co	2.450	03/30/22	198,721
475,000		Alabama Power Co	3.550	12/01/23	490,361
200,000		Alabama Power Co	3.850	12/01/42	206,325
400,000		Alabama Power Co	3.750	03/01/45	409,593
300,000		Alabama Power Co	4.300	01/02/46	334,759
750,000		Alabama Power Co	3.700	12/01/47	764,876
300,000		Ameren Corp	2.700	11/15/20	300,968
600,000		Ameren Illinois Co	2.700	09/01/22	601,752
370,000		Ameren Illinois Co	3.250	03/01/25	377,010
125,000		Ameren Illinois Co	4.150	03/15/46	137,599
500,000		Ameren Illinois Co	3.700	12/01/47	511,098
125,000		American Electric Power Co, Inc	2.150	11/13/20	124,408
200,000		American Electric Power Co, Inc	3.200	11/13/27	198,517
500,000		American Water Capital Corp	3.850	03/01/24	525,541
300,000		American Water Capital Corp	3.400	03/01/25	309,081
200,000		American Water Capital Corp	2.950	09/01/27	197,872
225,000		American Water Capital Corp	4.300	12/01/42	248,006
150,000		American Water Capital Corp	4.300	09/01/45	166,752
100,000		American Water Capital Corp	4.000	12/01/46	106,653
115

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$825,000	American Water Capital Corp	3.750%	09/01/47	$850,450
200,000	Appalachian Power Co	3.300	06/01/27	200,552
140,000	Appalachian Power Co	7.000	04/01/38	199,171
150,000	Arizona Public Service Co	8.750	03/01/19	160,762
200,000	Arizona Public Service Co	2.950	09/15/27	196,921
350,000	Arizona Public Service Co	4.500	04/01/42	394,588
200,000	Arizona Public Service Co	4.350	11/15/45	223,318
410,000	Arizona Public Service Co	3.750	05/15/46	421,796
100,000	Atmos Energy Corp	8.500	03/15/19	107,489
650,000	Atmos Energy Corp	3.000	06/15/27	646,551
100,000	Atmos Energy Corp	5.500	06/15/41	126,068
125,000	Atmos Energy Corp	4.150	01/15/43	134,242
300,000	Atmos Energy Corp	4.125	10/15/44	327,303
275,000	Avangrid, Inc	3.150	12/01/24	273,497
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	103,522
400,000	Baltimore Gas & Electric Co	3.350	07/01/23	409,998
200,000	Baltimore Gas & Electric Co	2.400	08/15/26	188,819
150,000	Baltimore Gas & Electric Co	3.500	08/15/46	146,821
200,000	Baltimore Gas & Electric Co	3.750	08/15/47	204,706
325,000	Berkshire Hathaway Energy Co	2.400	02/01/20	326,500
200,000	Berkshire Hathaway Energy Co	3.750	11/15/23	208,232
350,000	Berkshire Hathaway Energy Co	3.500	02/01/25	360,779
200,000	Berkshire Hathaway Energy Co	5.150	11/15/43	242,910
500,000	Berkshire Hathaway Energy Co	4.500	02/01/45	558,465
200,000	Black Hills Corp	4.250	11/30/23	209,285
100,000	Black Hills Corp	3.950	01/15/26	103,483
100,000	Black Hills Corp	3.150	01/15/27	97,422
200,000	Black Hills Corp	4.200	09/15/46	203,962
785,000	Carolina Power & Light Co	5.300	01/15/19	810,236
350,000	Carolina Power & Light Co	3.000	09/15/21	356,803
150,000	Carolina Power & Light Co	2.800	05/15/22	151,382
100,000	Carolina Power & Light Co	4.100	05/15/42	108,205
300,000	Carolina Power & Light Co	4.100	03/15/43	325,533
400,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	394,170
200,000	CenterPoint Energy Houston Electric LLC	2.400	09/01/26	190,119
300,000	CenterPoint Energy Houston Electric LLC	3.000	02/01/27	298,461
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	139,061
100,000	CenterPoint Energy Houston Electric LLC	3.550	08/01/42	99,618
300,000	CenterPoint Energy Houston Electric LLC	4.500	04/01/44	348,215
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	442,375
200,000	CenterPoint Energy Resources Corp	4.100	09/01/47	209,945
200,000	CenterPoint Energy, Inc	2.500	09/01/22	196,964
200,000	Cleco Corporate Holdings LLC	3.743	05/01/26	200,692
200,000	Cleco Corporate Holdings LLC	4.973	05/01/46	220,465
790,000	CMS Energy Corp	3.450	08/15/27	796,750
300,000	Columbia Pipeline Group, Inc	3.300	06/01/20	304,266
300,000	Columbia Pipeline Group, Inc	4.500	06/01/25	319,350
300,000	Columbia Pipeline Group, Inc	5.800	06/01/45	374,143
775,000	Commonwealth Edison Co	4.000	08/01/20	803,922
250,000	Commonwealth Edison Co	2.550	06/15/26	241,696
825,000	Commonwealth Edison Co	2.950	08/15/27	815,406
387,000	Commonwealth Edison Co	5.900	03/15/36	506,943
200,000	Commonwealth Edison Co	3.800	10/01/42	207,099
116

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Commonwealth Edison Co	4.600%	08/15/43	$344,874
300,000	Commonwealth Edison Co	4.700	01/15/44	353,229
100,000	Commonwealth Edison Co	3.700	03/01/45	101,713
250,000	Commonwealth Edison Co	3.650	06/15/46	252,271
400,000	Commonwealth Edison Co	3.750	08/15/47	415,244
200,000	Connecticut Light & Power Co	2.500	01/15/23	198,347
125,000	Connecticut Light & Power Co	3.200	03/15/27	126,751
400,000	Connecticut Light & Power Co	4.300	04/15/44	450,726
250,000	Connecticut Light & Power Co	4.150	06/01/45	275,478
60,000	Consolidated Edison Co of New York, Inc	6.650	04/01/19	63,190
1,390,000	Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,461,821
300,000	Consolidated Edison Co of New York, Inc	3.125	11/15/27	302,488
325,000	Consolidated Edison Co of New York, Inc	5.700	06/15/40	422,648
200,000	Consolidated Edison Co of New York, Inc	4.200	03/15/42	216,972
550,000	Consolidated Edison Co of New York, Inc	3.950	03/01/43	578,665
600,000	Consolidated Edison Co of New York, Inc	4.450	03/15/44	682,971
150,000	Consolidated Edison Co of New York, Inc	4.500	12/01/45	172,355
400,000	Consolidated Edison Co of New York, Inc	3.850	06/15/46	416,186
400,000	Consolidated Edison Co of New York, Inc	3.875	06/15/47	417,919
200,000	Consolidated Edison Co of New York, Inc	4.625	12/01/54	228,700
200,000	Consolidated Edison Co of New York, Inc	4.300	12/01/56	217,998
300,000	Consolidated Edison Co of New York, Inc	4.000	11/15/57	313,741
200,000	Consolidated Edison, Inc	2.000	03/15/20	198,898
100,000	Consolidated Edison, Inc	2.000	05/15/21	98,463
730,000	Consumers Energy Co	6.125	03/15/19	763,179
150,000	Consumers Energy Co	2.850	05/15/22	151,459
200,000	Consumers Energy Co	3.375	08/15/23	205,361
250,000	Consumers Energy Co	3.950	05/15/43	265,050
100,000	Consumers Energy Co	3.250	08/15/46	95,928
100,000	Consumers Energy Co	3.950	07/15/47	108,314
200,000	Delmarva Power & Light Co	3.500	11/15/23	206,618
200,000	Delmarva Power & Light Co	4.150	05/15/45	218,719
500,000	Dominion Energy, Inc	2.579	07/01/20	500,177
150,000	Dominion Gas Holdings LLC	2.500	12/15/19	150,164
250,000	Dominion Gas Holdings LLC	2.800	11/15/20	251,902
200,000	Dominion Gas Holdings LLC	3.550	11/01/23	204,113
200,000	Dominion Gas Holdings LLC	3.600	12/15/24	204,006
200,000	Dominion Gas Holdings LLC	4.800	11/01/43	223,892
200,000	Dominion Gas Holdings LLC	4.600	12/15/44	219,843
150,000	Dominion Resources, Inc	1.600	08/15/19	148,334
1,700,000	Dominion Resources, Inc	4.450	03/15/21	1,794,913
125,000	Dominion Resources, Inc	2.000	08/15/21	122,136
200,000	Dominion Resources, Inc	3.625	12/01/24	206,942
150,000	Dominion Resources, Inc	2.850	08/15/26	144,821
200,000	Dominion Resources, Inc	5.950	06/15/35	252,441
100,000	Dominion Resources, Inc	4.050	09/15/42	102,818
200,000	Dominion Resources, Inc	4.700	12/01/44	226,610
300,000	Dominion Resources, Inc	5.750	10/01/54	324,000
400,000	Dominion Resources, Inc	2.962	07/01/19	403,059
600,000	Dominion Resources, Inc	4.104	04/01/21	624,331
100,000	DTE Electric Co	3.700	06/01/46	103,266
500,000	DTE Electric Co	3.750	08/15/47	519,630
117

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	DTE Energy Co	3.300%	06/15/22	$202,892
200,000	DTE Energy Co	3.800	03/15/27	206,205
400,000	DTE Energy Electric Company	3.450	10/01/20	411,296
200,000	DTE Energy Electric Company	3.850	12/01/23	207,931
200,000	DTE Energy Electric Company	3.650	03/15/24	209,873
200,000	DTE Energy Electric Company	3.500	06/01/24	204,514
200,000	DTE Energy Electric Company	4.000	04/01/43	214,399
200,000	DTE Energy Electric Company	4.300	07/01/44	224,117
300,000	DTE Energy Electric Company	3.700	03/15/45	308,829
125,000	Duke Energy Carolinas LLC	4.300	06/15/20	130,916
200,000	Duke Energy Carolinas LLC	2.500	03/15/23	198,184
200,000	Duke Energy Carolinas LLC	2.950	12/01/26	198,441
500,000	Duke Energy Carolinas LLC	4.000	09/30/42	532,987
300,000	Duke Energy Carolinas LLC	3.750	06/01/45	308,679
200,000	Duke Energy Carolinas LLC	3.875	03/15/46	209,542
500,000	Duke Energy Carolinas LLC	3.700	12/01/47	514,552
746,000	Duke Energy Corp	5.050	09/15/19	779,475
250,000	Duke Energy Corp	1.800	09/01/21	243,137
300,000	Duke Energy Corp	3.050	08/15/22	303,254
300,000	Duke Energy Corp	3.950	10/15/23	314,864
1,375,000	Duke Energy Corp	2.650	09/01/26	1,317,110
300,000	Duke Energy Corp	4.800	12/15/45	346,396
2,000,000	Duke Energy Corp	3.750	09/01/46	1,975,907
1,200,000	Duke Energy Florida LLC	3.200	01/15/27	1,214,536
500,000	Duke Energy Florida LLC	3.400	10/01/46	483,096
300,000	Duke Energy Indiana LLC	3.750	05/15/46	307,430
200,000	Duke Energy Indiana, Inc	4.900	07/15/43	240,452
200,000	Duke Energy Ohio, Inc	3.700	06/15/46	203,142
300,000	Duke Energy Progress LLC	3.250	08/15/25	306,170
300,000	Duke Energy Progress LLC	4.200	08/15/45	330,550
500,000	Duke Energy Progress LLC	3.700	10/15/46	510,182
200,000	Duke Energy Progress LLC	3.600	09/15/47	200,296
400,000	Duke Energy Progress, Inc	4.375	03/30/44	454,157
500,000	Duke Energy Progress, Inc	4.150	12/01/44	544,873
200,000	Edison International	2.125	04/15/20	198,235
200,000	Edison International	2.400	09/15/22	195,642
200,000	Edison International	2.950	03/15/23	200,283
200,000	El Paso Electric Co	5.000	12/01/44	220,515
300,000	Emera US Finance LP	2.150	06/15/19	298,806
300,000	Emera US Finance LP	2.700	06/15/21	299,239
800,000	Emera US Finance LP	3.550	06/15/26	802,084
300,000	Emera US Finance LP	4.750	06/15/46	328,155
50,000	Empresa Nacional de Electricidad S.A.	4.250	04/15/24	52,229
800,000	Enbridge, Inc	2.900	07/15/22	795,055
300,000	Enbridge, Inc	4.000	10/01/23	312,194
100,000	Enbridge, Inc	4.250	12/01/26	104,536
100,000	Enbridge, Inc	3.700	07/15/27	100,393
300,000	Enbridge, Inc	4.500	06/10/44	310,817
625,000	Enbridge, Inc	5.500	12/01/46	750,887
400,000	Enbridge, Inc	5.500	07/15/77	397,924
44,000	Energy Transfer Partners LP	9.700	03/15/19	47,617
1,250,000	Energy Transfer Partners LP	4.150	10/01/20	1,290,722
500,000	Energy Transfer Partners LP	4.650	06/01/21	524,778
118

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Energy Transfer Partners LP	5.200%	02/01/22	$213,504
200,000	Energy Transfer Partners LP	3.600	02/01/23	200,086
500,000	Energy Transfer Partners LP	4.900	02/01/24	528,653
400,000	Energy Transfer Partners LP	4.050	03/15/25	399,610
1,000,000	Energy Transfer Partners LP	4.750	01/15/26	1,037,235
250,000	Energy Transfer Partners LP	4.200	04/15/27	248,631
400,000	Energy Transfer Partners LP	4.900	03/15/35	395,424
140,000	Energy Transfer Partners LP	7.500	07/01/38	173,479
450,000	Energy Transfer Partners LP	6.500	02/01/42	512,068
200,000	Energy Transfer Partners LP	5.150	02/01/43	189,247
200,000	Energy Transfer Partners LP	5.950	10/01/43	212,488
400,000	Energy Transfer Partners LP	5.150	03/15/45	390,131
500,000	Energy Transfer Partners LP	6.125	12/15/45	542,542
250,000	Energy Transfer Partners LP	5.300	04/15/47	248,229
125,000	Entergy Arkansas, Inc	3.750	02/15/21	129,517
175,000	Entergy Arkansas, Inc	3.700	06/01/24	183,706
600,000	Entergy Arkansas, Inc	3.500	04/01/26	618,986
200,000	Entergy Corp	5.125	09/15/20	211,282
200,000	Entergy Corp	4.000	07/15/22	208,763
300,000	Entergy Corp	2.950	09/01/26	291,802
200,000	Entergy Louisiana LLC	4.050	09/01/23	211,962
200,000	Entergy Louisiana LLC	2.400	10/01/26	189,271
200,000	Entergy Louisiana LLC	3.120	09/01/27	199,429
200,000	Entergy Louisiana LLC	3.250	04/01/28	200,998
300,000	Entergy Louisiana LLC	4.950	01/15/45	315,160
200,000	Entergy Mississippi, Inc	2.850	06/01/28	193,582
225,000	Entergy Texas, Inc	7.125	02/01/19	236,357
300,000	EQT Midstream Partners LP	4.000	08/01/24	301,087
200,000	EQT Midstream Partners LP	4.125	12/01/26	199,109
300,000	Eversource Energy	2.750	03/15/22	300,508
300,000	Eversource Energy	2.900	10/01/24	297,648
825,000	Exelon Corp	2.850	06/15/20	832,377
1,122,000	Exelon Corp	2.450	04/15/21	1,116,806
1,000,000	Exelon Corp	3.497	06/01/22	1,018,975
300,000	Exelon Corp	3.950	06/15/25	312,568
200,000	Exelon Corp	3.400	04/15/26	200,014
500,000	Exelon Corp	4.950	06/15/35	569,798
200,000	Exelon Corp	4.450	04/15/46	217,147
150,000	Exelon Generation Co LLC	3.400	03/15/22	152,503
200,000	Exelon Generation Co LLC	4.250	06/15/22	209,832
371,000	Exelon Generation Co LLC	5.600	06/15/42	406,482
500,000	FirstEnergy Corp	2.850	07/15/22	495,390
1,750,000	FirstEnergy Corp	3.900	07/15/27	1,792,619
500,000	FirstEnergy Corp	4.850	07/15/47	557,490
400,000	Florida Power & Light Co	2.750	06/01/23	400,918
500,000	Florida Power & Light Co	3.250	06/01/24	513,912
907,000	Florida Power & Light Co	3.125	12/01/25	922,011
400,000	Florida Power & Light Co	5.250	02/01/41	501,729
100,000	Florida Power & Light Co	4.125	02/01/42	110,354
200,000	Florida Power & Light Co	4.050	06/01/42	219,100
450,000	Florida Power & Light Co	3.800	12/15/42	471,405
400,000	Florida Power & Light Co	4.050	10/01/44	436,966
119

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Florida Power & Light Co	3.700%	12/01/47	$520,630
1,200,000		Florida Power Corp	3.100	08/15/21	1,226,677
165,000		Florida Power Corp	6.400	06/15/38	232,049
300,000		Florida Power Corp	3.850	11/15/42	314,128
175,000		Fortis, Inc	2.100	10/04/21	170,803
675,000		Fortis, Inc	3.055	10/04/26	651,561
500,000		Georgia Power Co	2.000	09/08/20	497,091
100,000		Georgia Power Co	3.250	04/01/26	100,245
700,000		Georgia Power Co	3.250	03/30/27	702,115
177,000		Georgia Power Co	5.950	02/01/39	222,929
700,000		Georgia Power Co	4.300	03/15/43	744,717
200,000		Great Plains Energy, Inc	4.850	06/01/21	211,814
200,000		Gulf Power Co	3.300	05/30/27	201,189
80,000		Indiana Michigan Power Co	7.000	03/15/19	84,339
225,000		Indiana Michigan Power Co	4.550	03/15/46	256,389
100,000		Indiana Michigan Power Co	3.750	07/01/47	101,549
500,000		Interstate Power & Light Co	3.250	12/01/24	506,263
100,000		Interstate Power & Light Co	6.250	07/15/39	133,802
100,000		Interstate Power & Light Co	3.700	09/15/46	100,038
300,000	g	ITC Holdings Corp	2.700	11/15/22	299,416
300,000		ITC Holdings Corp	3.650	06/15/24	307,695
100,000		ITC Holdings Corp	3.250	06/30/26	99,401
300,000	g	ITC Holdings Corp	3.350	11/15/27	300,126
200,000		Kansas City Power & Light Co	3.650	08/15/25	204,664
100,000		Kansas City Power & Light Co	5.300	10/01/41	118,283
150,000		Kansas City Power & Light Co	4.200	06/15/47	158,664
20,000	g	Kansas Gas & Electric	6.700	06/15/19	21,187
250,000		KeySpan Corp	5.803	04/01/35	310,763
320,000		LG&E and KU Energy LLC	3.750	11/15/20	330,124
225,000		Louisville Gas & Electric Co	3.300	10/01/25	230,634
880,000		Metropolitan Edison Co	7.700	01/15/19	927,373
300,000		MidAmerican Energy Co	2.400	03/15/19	301,168
300,000		MidAmerican Energy Co	3.500	10/15/24	312,968
1,500,000		MidAmerican Energy Co	3.100	05/01/27	1,507,187
200,000		MidAmerican Energy Co	4.800	09/15/43	240,018
200,000		MidAmerican Energy Co	4.400	10/15/44	227,496
200,000		MidAmerican Energy Co	4.250	05/01/46	224,315
500,000		MidAmerican Energy Co	3.950	08/01/47	533,787
1,032,000		MidAmerican Energy Holdings Co	5.950	05/15/37	1,351,099
750,000		Mississippi Power Co	4.250	03/15/42	732,567
1,000,000		MPLX LP	4.875	12/01/24	1,077,665
1,500,000		MPLX LP	4.875	06/01/25	1,607,222
200,000		MPLX LP	5.200	03/01/47	219,297
100,000		National Fuel Gas Co	4.900	12/01/21	105,302
200,000		National Fuel Gas Co	3.750	03/01/23	202,604
300,000		National Fuel Gas Co	5.200	07/15/25	321,709
200,000		National Fuel Gas Co	3.950	09/15/27	199,146
45,000		Nevada Power Co	7.125	03/15/19	47,587
100,000	g	New England Power Co	3.800	12/05/47	102,136
125,000		NextEra Energy Capital Holdings, Inc	2.300	04/01/19	124,922
100,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	100,602
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	529,066
300,000		NextEra Energy Capital Holdings, Inc	2.800	01/15/23	299,846
120

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		NextEra Energy Capital Holdings, Inc	3.550%	05/01/27	$763,766
150,000		NiSource Finance Corp	2.650	11/17/22	148,848
800,000		NiSource Finance Corp	3.490	05/15/27	814,040
100,000		NiSource Finance Corp	5.950	06/15/41	128,125
200,000		NiSource Finance Corp	5.250	02/15/43	239,292
150,000		NiSource Finance Corp	4.800	02/15/44	169,655
815,000		NiSource Finance Corp	5.650	02/01/45	1,019,699
200,000		NiSource Finance Corp	3.950	03/30/48	204,680
300,000		Northeast Utilities	2.800	05/01/23	298,469
800,000		Northern States Power Co	2.200	08/15/20	799,248
150,000		Northern States Power Co	2.150	08/15/22	147,671
300,000		Northern States Power Co	2.600	05/15/23	298,811
425,000		Northern States Power Co	5.350	11/01/39	533,096
200,000		Northern States Power Co	3.400	08/15/42	197,755
150,000		Northern States Power Co	4.000	08/15/45	162,254
175,000		Northern States Power Co	3.600	05/15/46	176,847
300,000		Northern States Power Co	3.600	09/15/47	304,955
200,000		NorthWestern Corp	4.176	11/15/44	215,727
200,000		NSTAR Electric Co	2.375	10/15/22	196,749
300,000		NSTAR Electric Co	3.200	05/15/27	303,545
500,000		Oglethorpe Power Corp	5.250	09/01/50	574,271
600,000		Ohio Power Co	5.375	10/01/21	659,573
200,000		Oklahoma Gas & Electric Co	4.150	04/01/47	217,393
200,000		Oklahoma Gas & Electric Co	3.850	08/15/47	207,988
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	157,976
400,000		Oncor Electric Delivery Co LLC	2.950	04/01/25	398,992
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	98,831
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	124,586
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	635,167
150,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	188,541
300,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	309,171
400,000	g	Oncor Electric Delivery Co LLC	3.800	09/30/47	415,148
400,000		ONEOK Partners LP	3.375	10/01/22	402,752
200,000		ONEOK Partners LP	5.000	09/15/23	214,260
700,000		ONEOK Partners LP	4.900	03/15/25	750,394
130,000		ONEOK Partners LP	6.650	10/01/36	159,457
250,000		ONEOK Partners LP	6.850	10/15/37	311,674
100,000		ONEOK Partners LP	6.125	02/01/41	116,625
750,000		Pacific Gas & Electric Co	3.500	10/01/20	768,439
400,000		Pacific Gas & Electric Co	3.250	06/15/23	403,836
175,000		Pacific Gas & Electric Co	3.850	11/15/23	182,472
200,000		Pacific Gas & Electric Co	3.750	02/15/24	207,306
500,000		Pacific Gas & Electric Co	3.400	08/15/24	509,426
900,000		Pacific Gas & Electric Co	3.500	06/15/25	919,875
1,200,000		Pacific Gas & Electric Co	3.300	03/15/27	1,190,560
300,000	g	Pacific Gas & Electric Co	3.300	12/01/27	297,359
420,000		Pacific Gas & Electric Co	6.050	03/01/34	529,061
600,000		Pacific Gas & Electric Co	5.400	01/15/40	723,136
150,000		Pacific Gas & Electric Co	3.750	08/15/42	144,400
400,000		Pacific Gas & Electric Co	4.600	06/15/43	436,834
200,000		Pacific Gas & Electric Co	5.125	11/15/43	233,279
300,000		Pacific Gas & Electric Co	4.750	02/15/44	332,290
121

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Pacific Gas & Electric Co	4.300%	03/15/45	$313,193
200,000		Pacific Gas & Electric Co	4.250	03/15/46	209,718
600,000		Pacific Gas & Electric Co	4.000	12/01/46	600,055
800,000	g	Pacific Gas & Electric Co	3.950	12/01/47	794,345
250,000		PacifiCorp	2.950	02/01/22	253,881
200,000		PacifiCorp	2.950	06/01/23	203,945
300,000		PacifiCorp	3.600	04/01/24	313,546
850,000		PacifiCorp	6.000	01/15/39	1,141,364
200,000		PECO Energy Co	1.700	09/15/21	194,378
150,000		PECO Energy Co	2.375	09/15/22	148,631
200,000		PECO Energy Co	3.150	10/15/25	201,379
200,000		PECO Energy Co	4.150	10/01/44	218,378
200,000		PECO Energy Co	3.700	09/15/47	205,102
300,000		PG&E Corp	2.400	03/01/19	300,158
200,000		Phillips 66 Partners LP	2.646	02/15/20	199,985
100,000		Phillips 66 Partners LP	3.550	10/01/26	99,085
175,000		Phillips 66 Partners LP	3.750	03/01/28	175,026
425,000		Phillips 66 Partners LP	4.680	02/15/45	436,160
100,000		Phillips 66 Partners LP	4.900	10/01/46	105,703
200,000		Piedmont Natural Gas Co, Inc	4.650	08/01/43	229,350
200,000		Pinnacle West Capital Corp	2.250	11/30/20	199,039
200,000		Potomac Electric Power Co	3.600	03/15/24	209,285
900,000		Potomac Electric Power Co	4.150	03/15/43	980,432
300,000		PPL Capital Funding, Inc	4.200	06/15/22	316,963
200,000		PPL Capital Funding, Inc	3.500	12/01/22	205,602
400,000		PPL Capital Funding, Inc	3.400	06/01/23	408,017
1,100,000		PPL Capital Funding, Inc	3.950	03/15/24	1,150,582
175,000		PPL Capital Funding, Inc	3.100	05/15/26	171,233
200,000		PPL Capital Funding, Inc	4.000	09/15/47	205,310
300,000		PPL Electric Utilities Corp	4.750	07/15/43	356,658
200,000		PPL Electric Utilities Corp	4.125	06/15/44	218,119
275,000		PPL Electric Utilities Corp	4.150	10/01/45	305,863
500,000		PPL Electric Utilities Corp	3.950	06/01/47	539,899
300,000		Progress Energy, Inc	3.150	04/01/22	303,837
900,000		Progress Energy, Inc	7.750	03/01/31	1,259,273
500,000		PSEG Power LLC	3.000	06/15/21	504,347
150,000		Public Service Co of Colorado	2.250	09/15/22	147,627
150,000		Public Service Co of Colorado	3.600	09/15/42	151,423
100,000		Public Service Co of Colorado	4.300	03/15/44	111,322
200,000		Public Service Co of Colorado	3.800	06/15/47	209,520
100,000		Public Service Electric & Gas Co	1.900	03/15/21	98,469
300,000		Public Service Electric & Gas Co	2.250	09/15/26	282,112
200,000		Public Service Electric & Gas Co	3.000	05/15/27	198,783
200,000		Public Service Electric & Gas Co	3.950	05/01/42	213,733
100,000		Public Service Electric & Gas Co	3.650	09/01/42	102,661
200,000		Public Service Electric & Gas Co	3.800	01/01/43	209,518
600,000		Public Service Electric & Gas Co	3.800	03/01/46	630,547
200,000		Public Service Electric & Gas Co	3.600	12/01/47	204,580
200,000		Public Service Enterprise Group, Inc	1.600	11/15/19	196,682
500,000		Public Service Enterprise Group, Inc	2.000	11/15/21	488,067
500,000		Public Service Enterprise Group, Inc	2.650	11/15/22	495,533
1,585,000		Puget Energy, Inc	3.650	05/15/25	1,624,513
250,000		Puget Sound Energy, Inc	5.757	10/01/39	328,046
122

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Puget Sound Energy, Inc	4.300%	05/20/45	$225,922
150,000	San Diego Gas & Electric Co	3.000	08/15/21	153,291
400,000	San Diego Gas & Electric Co	3.600	09/01/23	415,159
800,000	San Diego Gas & Electric Co	2.500	05/15/26	770,602
300,000	San Diego Gas & Electric Co	3.750	06/01/47	314,895
700,000	SCANA Corp	4.750	05/15/21	725,776
100,000	SCANA Corp	4.125	02/01/22	102,116
250,000	Scottish Power Ltd	5.810	03/15/25	287,193
100,000	Sempra Energy	1.625	10/07/19	98,743
200,000	Sempra Energy	2.850	11/15/20	201,771
150,000	Sempra Energy	2.875	10/01/22	149,783
500,000	Sempra Energy	4.050	12/01/23	522,921
200,000	Sempra Energy	3.550	06/15/24	204,928
200,000	Sempra Energy	3.750	11/15/25	206,495
1,300,000	Sempra Energy	3.250	06/15/27	1,293,258
260,000	Sempra Energy	6.000	10/15/39	335,234
1,869,000	Sierra Pacific Power Co	2.600	05/01/26	1,805,511
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	56,609
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	147,657
250,000	South Carolina Electric & Gas Co	4.350	02/01/42	260,955
300,000	South Carolina Electric & Gas Co	4.600	06/15/43	323,814
500,000	South Carolina Electric & Gas Co	4.100	06/15/46	507,573
200,000	South Carolina Electric & Gas Co	4.500	06/01/64	207,184
280,000	Southern California Edison Co	3.875	06/01/21	292,969
500,000	Southern California Edison Co	2.400	02/01/22	496,350
400,000	Southern California Edison Co	3.500	10/01/23	414,183
185,000	Southern California Edison Co	6.050	03/15/39	247,607
300,000	Southern California Edison Co	4.500	09/01/40	337,680
200,000	Southern California Edison Co	4.050	03/15/42	214,568
500,000	Southern California Edison Co	3.900	03/15/43	525,553
500,000	Southern California Edison Co	4.650	10/01/43	585,473
450,000	Southern California Edison Co	3.600	02/01/45	453,260
700,000	Southern California Edison Co	4.000	04/01/47	751,118
200,000	Southern California Gas Co	3.150	09/15/24	203,453
200,000	Southern California Gas Co	3.200	06/15/25	204,410
200,000	Southern California Gas Co	2.600	06/15/26	193,685
150,000	Southern California Gas Co	3.750	09/15/42	156,368
400,000	Southern Co	1.850	07/01/19	397,543
300,000	Southern Co	2.750	06/15/20	301,881
400,000	Southern Co	2.350	07/01/21	397,586
400,000	Southern Co	2.950	07/01/23	400,134
1,400,000	Southern Co	3.250	07/01/26	1,372,641
400,000	Southern Co	4.250	07/01/36	421,223
400,000	Southern Co	4.400	07/01/46	425,600
300,000	Southern Co	5.500	03/15/57	318,075
200,000	Southern Co Gas Capital Corp	2.450	10/01/23	193,524
100,000	Southern Co Gas Capital Corp	3.950	10/01/46	99,195
200,000	Southern Co Gas Capital Corp	4.400	05/30/47	214,072
550,000	Southern Natural Gas Co	4.400	06/15/21	575,506
300,000	Southern Power Co	1.950	12/15/19	297,498
500,000	Southern Power Co	2.375	06/01/20	498,868
300,000	Southern Power Co	2.500	12/15/21	297,170
123

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Southern Power Co	4.150%	12/01/25	$210,715
300,000	Southern Power Co	4.950	12/15/46	328,778
100,000	Southwest Gas Corp	3.800	09/29/46	100,368
500,000	Southwestern Electric Power Co	2.750	10/01/26	481,406
400,000	Southwestern Electric Power Co	6.200	03/15/40	533,687
600,000	Southwestern Public Service Co	4.500	08/15/41	684,369
300,000	Southwestern Public Service Co	3.400	08/15/46	292,626
225,000	Southwestern Public Service Co	3.700	08/15/47	230,010
200,000	Spectra Energy Partners LP	4.750	03/15/24	217,394
400,000	Spectra Energy Partners LP	3.500	03/15/25	401,594
1,100,000	Spectra Energy Partners LP	3.375	10/15/26	1,086,773
200,000	Spectra Energy Partners LP	5.950	09/25/43	243,027
300,000	Spectra Energy Partners LP	4.500	03/15/45	309,449
100,000	Tampa Electric Co	4.100	06/15/42	103,657
175,000	Tampa Electric Co	4.350	05/15/44	190,209
300,000	TC PipeLines LP	4.375	03/13/25	312,020
200,000	TC PipeLines LP	3.900	05/25/27	200,943
200,000	TECO Finance, Inc	5.150	03/15/20	210,482
200,000	Tennessee Gas Pipeline Co	7.000	10/15/28	242,270
12,000	Toledo Edison Co	7.250	05/01/20	13,023
300,000	Toledo Edison Co	6.150	05/15/37	386,382
300,000	TransAlta Corp	4.500	11/15/22	303,189
500,000	Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	638,941
125,000	Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	130,685
200,000	Tucson Electric Power Co	3.050	03/15/25	195,766
300,000	Union Electric Co	3.500	04/15/24	310,991
200,000	Union Electric Co	2.950	06/15/27	198,074
100,000	Union Electric Co	8.450	03/15/39	164,439
100,000	Union Electric Co	3.900	09/15/42	106,163
100,000	Union Electric Co	3.650	04/15/45	101,728
100,000	United Utilities plc	6.875	08/15/28	122,573
825,000	Virginia Electric & Power Co	3.150	01/15/26	832,707
900,000	Virginia Electric & Power Co	2.950	11/15/26	891,101
1,100,000	Virginia Electric & Power Co	4.000	11/15/46	1,176,149
200,000	Virginia Electric & Power Co	3.800	09/15/47	206,841
409,000	Virginia Electric and Power Co	2.750	03/15/23	407,037
500,000	Virginia Electric and Power Co	3.450	02/15/24	516,177
200,000	Virginia Electric and Power Co	3.100	05/15/25	201,465
350,000	Virginia Electric and Power Co	6.000	05/15/37	461,292
160,000	Virginia Electric and Power Co	4.000	01/15/43	169,579
250,000	Virginia Electric and Power Co	4.650	08/15/43	290,960
400,000	Virginia Electric and Power Co	4.450	02/15/44	450,890
200,000	Virginia Electric and Power Co	4.200	05/15/45	217,055
200,000	Washington Gas Light Co	3.796	09/15/46	205,040
200,000	WEC Energy Group, Inc	2.450	06/15/20	200,374
520,000	WEC Energy Group, Inc	3.550	06/15/25	531,521
100,000	Westar Energy, Inc	2.550	07/01/26	96,341
500,000	Westar Energy, Inc	4.125	03/01/42	535,934
175,000	Westar Energy, Inc	4.100	04/01/43	188,980
450,000	Western Gas Partners LP	4.000	07/01/22	459,025
200,000	Western Gas Partners LP	3.950	06/01/25	199,931
400,000	Western Gas Partners LP	4.650	07/01/26	415,702
200,000	Western Gas Partners LP	5.450	04/01/44	212,356
124

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$830,000		Williams Partners LP	5.250%	03/15/20	$876,699
600,000		Williams Partners LP	4.000	11/15/21	620,433
750,000		Williams Partners LP	3.600	03/15/22	767,095
200,000		Williams Partners LP	3.350	08/15/22	202,020
300,000		Williams Partners LP	4.500	11/15/23	317,225
300,000		Williams Partners LP	4.300	03/04/24	314,146
500,000		Williams Partners LP	3.900	01/15/25	509,478
750,000		Williams Partners LP	4.000	09/15/25	767,229
500,000		Williams Partners LP	3.750	06/15/27	500,897
300,000		Williams Partners LP	5.800	11/15/43	353,086
300,000		Williams Partners LP	5.400	03/04/44	336,440
1,000,000		Williams Partners LP	4.900	01/15/45	1,059,979
200,000		Wisconsin Electric Power Co	5.625	05/15/33	244,826
325,000		Wisconsin Power & Light Co	3.050	10/15/27	324,976
200,000		Wisconsin Public Service Corp	4.752	11/01/44	238,546
100,000		Xcel Energy, Inc	4.700	05/15/20	104,243
300,000		Xcel Energy, Inc	2.400	03/15/21	297,986
300,000		Xcel Energy, Inc	2.600	03/15/22	299,220
100,000		Xcel Energy, Inc	3.350	12/01/26	101,207
		TOTAL UTILITIES			191,625,597

		TOTAL CORPORATE BONDS			2,385,827,079
		(Cost $2,323,424,206)

GOVERNMENT BONDS - 71.2%

AGENCY SECURITIES - 2.0%
9,250,000		Federal Farm Credit Bank (FFCB)	0.750	04/18/18	9,229,854
1,145,000		FFCB	3.500	12/20/23	1,211,674
10,000,000		Federal Home Loan Bank (FHLB)	1.625	06/14/19	9,959,450
16,000,000		FHLB	1.875	03/13/20	15,927,760
18,000,000		FHLB	1.125	07/14/21	17,399,952
24,500,000		Federal Home Loan Mortgage Corp (FHLMC)	0.875	03/07/18	24,479,739
4,500,000		FHLMC	1.250	08/01/19	4,455,527
5,500,000		FHLMC	1.875	11/17/20	5,470,762
25,500,000		FHLMC	2.375	01/13/22	25,725,930
8,000,000		Federal National Mortgage Association (FNMA)	1.625	11/27/18	7,987,376
2,550,000		FNMA	0.875	08/02/19	2,508,871
11,000,000	j	FNMA	0.000	10/09/19	10,592,885
1,500,000		FNMA	1.750	11/26/19	1,494,741
7,000,000		FNMA	1.500	11/30/20	6,896,617
2,310,000	i	FNMA	2.301	09/25/22	2,297,740
1,000,000		FNMA	2.000	10/05/22	987,363
13,700,000		FNMA	2.625	09/06/24	13,879,182
5,000,000		FNMA	6.625	11/15/30	7,029,095
1,000,000		FNMA	5.625	07/15/37	1,402,846
815,000		Financing Corp	9.400	02/08/18	822,077
825,000		Financing Corp	9.800	04/06/18	842,417
815,000		Financing Corp	10.350	08/03/18	855,990
1,900,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	1,898,540
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	506,274
1,300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	1,337,871
125

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Iraq Government AID Bond	2.149%	01/18/22	$994,269
800,000	Israel Government AID Bond	5.500	09/18/23	930,768
300,000	Israel Government AID Bond	5.500	04/26/24	352,514
375,000	Private Export Funding Corp (PEFCO)	1.450	08/15/19	371,623
550,000	PEFCO	2.250	03/15/20	551,067
200,000	PEFCO	2.300	09/15/20	200,599
400,000	PEFCO	2.050	11/15/22	393,761
200,000	PEFCO	3.250	06/15/25	209,942
175,000	Tunisia Government AID Bonds	1.416	08/05/21	169,241
250,000	Ukraine Government AID Bonds	1.844	05/16/19	249,857
500,000	Ukraine Government AID Bonds	1.847	05/29/20	497,923
	TOTAL AGENCY SECURITIES			180,122,097

FOREIGN GOVERNMENT BONDS - 3.7%
900,000	African Development Bank	1.625	10/02/18	898,252
500,000	African Development Bank	1.000	11/02/18	496,393
500,000	African Development Bank	1.375	02/12/20	493,017
1,800,000	African Development Bank	1.875	03/16/20	1,792,202
500,000	African Development Bank	1.250	07/26/21	482,875
450,000	African Development Bank	2.375	09/23/21	451,828
500,000	African Development Bank	2.125	11/16/22	493,945
400,000	Agricultural Bank of China	2.000	05/21/18	399,563
1,400,000	Agricultural Bank of China	2.750	05/21/20	1,394,783
1,500,000	Asian Development Bank	1.125	06/05/18	1,495,767
400,000	Asian Development Bank	0.875	10/05/18	397,171
500,000	Asian Development Bank	1.375	01/15/19	497,156
1,000,000	Asian Development Bank	1.875	04/12/19	998,773
500,000	Asian Development Bank	1.750	01/10/20	497,244
500,000	Asian Development Bank	1.500	01/22/20	494,608
3,000,000	Asian Development Bank	1.375	03/23/20	2,956,086
1,000,000	Asian Development Bank	1.625	08/26/20	987,720
500,000	Asian Development Bank	1.625	03/16/21	491,275
4,000,000	Asian Development Bank	1.750	06/08/21	3,937,271
1,000,000	Asian Development Bank	2.125	11/24/21	994,732
600,000	Asian Development Bank	1.875	02/18/22	590,396
500,000	Asian Development Bank	1.875	08/10/22	490,522
750,000	Asian Development Bank	1.750	09/13/22	730,392
500,000	Asian Development Bank	2.000	01/22/25	484,398
1,500,000	Asian Development Bank	2.000	04/24/26	1,440,661
1,000,000	Asian Development Bank	2.625	01/12/27	1,003,223
500,000	Asian Development Bank	2.375	08/10/27	491,309
500,000	Asian Development Bank	2.500	11/02/27	496,342
75,000	Asian Development Bank	5.820	06/16/28	94,322
1,000,000	Canada Government International Bond	1.625	02/27/19	996,434
2,000,000	Canada Government International Bond	2.000	11/15/22	1,974,570
300,000	Chile Government International Bond	2.250	10/30/22	295,950
1,209,000	Chile Government International Bond	3.125	01/21/26	1,225,624
48,000	Chile Government International Bond	3.625	10/30/42	48,216
756,000	Chile Government International Bond	3.860	06/21/47	776,412
450,000	Colombia Government International Bond	7.375	03/18/19	476,550
1,900,000	Colombia Government International Bond	4.375	07/12/21	2,003,550
600,000	Colombia Government International Bond	2.625	03/15/23	586,500
1,250,000	Colombia Government International Bond	4.000	02/26/24	1,296,250
126

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Colombia Government International Bond	3.875%	04/25/27	$1,018,000
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,509,375
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,316,750
2,800,000	Colombia Government International Bond	5.000	06/15/45	2,961,000
500,000	Corp Andina de Fomento	2.000	05/10/19	498,202
500,000	Corp Andina de Fomento	2.200	07/18/20	496,100
500,000	Corp Andina de Fomento	2.125	09/27/21	488,940
527,000	Corp Andina de Fomento	4.375	06/15/22	561,461
750,000	Corp Andina de Fomento	2.750	01/06/23	741,637
500,000	Council of Europe Development Bank	1.125	05/31/18	498,804
300,000	Council of Europe Development Bank	1.875	01/27/20	298,651
1,000,000	Council of Europe Development Bank	1.625	03/16/21	981,761
500,000	Council Of Europe Development Bank	1.500	05/17/19	496,746
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	498,457
3,600,000	European Bank for Reconstruction & Development	1.750	11/26/19	3,580,841
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,283,779
750,000	European Bank for Reconstruction & Development	1.500	11/02/21	728,329
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	491,614
5,000,000	European Investment Bank	1.000	06/15/18	4,983,121
2,000,000	European Investment Bank	1.125	08/15/18	1,991,267
1,000,000	European Investment Bank	1.875	03/15/19	998,747
5,000,000	European Investment Bank	1.250	05/15/19	4,950,859
1,500,000	European Investment Bank	1.375	06/15/20	1,474,541
1,000,000	European Investment Bank	1.625	08/14/20	987,469
3,000,000	European Investment Bank	2.875	09/15/20	3,058,211
500,000	European Investment Bank	1.625	12/15/20	492,367
1,750,000	European Investment Bank	2.000	03/15/21	1,738,224
500,000	European Investment Bank	2.500	04/15/21	504,222
1,000,000	European Investment Bank	1.625	06/15/21	979,465
2,500,000	European Investment Bank	2.125	10/15/21	2,485,838
1,000,000	European Investment Bank	2.375	06/15/22	1,001,194
500,000	European Investment Bank	2.250	08/15/22	497,612
6,750,000	European Investment Bank	3.250	01/29/24	7,024,990
1,500,000	European Investment Bank	2.500	10/15/24	1,498,416
400,000	European Investment Bank	2.375	05/24/27	392,592
1,705,000	European Investment Bank	4.875	02/15/36	2,230,165
500,000	Export Development Canada	1.000	06/15/18	498,206
125,000	Export Development Canada	1.250	12/10/18	124,135
500,000	Export Development Canada	1.250	02/04/19	496,615
500,000	Export Development Canada	1.750	08/19/19	497,981
500,000	Export Development Canada	1.625	01/17/20	496,010
200,000	Export Development Canada	1.625	06/01/20	197,922
500,000	Export Development Canada	1.750	07/21/20	495,848
750,000	Export Development Canada	2.000	11/30/20	746,966
300,000	Export Development Canada	1.500	05/26/21	292,966
500,000	Export Development Canada	1.375	10/21/21	483,391
500,000	Export Development Canada	2.000	05/17/22	493,025
200,000	Export-Import Bank of Korea	1.750	02/27/18	199,832
400,000	Export-Import Bank of Korea	2.875	09/17/18	401,056
500,000	Export-Import Bank of Korea	1.750	05/26/19	494,043
300,000	Export-Import Bank of Korea	1.500	10/21/19	294,026
775,000	Export-Import Bank of Korea	5.125	06/29/20	817,010
127

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Export-Import Bank of Korea	2.500%	11/01/20	$742,243
200,000	Export-Import Bank of Korea	2.125	02/11/21	194,965
250,000	Export-Import Bank of Korea	2.500	05/10/21	246,140
300,000	Export-Import Bank of Korea	1.875	10/21/21	287,756
300,000	Export-Import Bank of Korea	5.000	04/11/22	323,132
500,000	Export-Import Bank of Korea	3.000	11/01/22	497,665
500,000	Export-Import Bank of Korea	4.000	01/14/24	524,239
750,000	Export-Import Bank of Korea	2.875	01/21/25	731,704
250,000	Export-Import Bank of Korea	3.250	11/10/25	249,522
500,000	Export-Import Bank of Korea	2.625	05/26/26	476,120
500,000	Export-Import Bank of Korea	3.250	08/12/26	498,357
300,000	Export-Import Bank of Korea	2.375	04/21/27	277,554
100,000	Finland Government International Bond	6.950	02/15/26	127,081
1,000,000	FMS Wertmanagement AoeR	1.250	07/30/18	996,570
450,000	FMS Wertmanagement AoeR	1.000	08/16/19	442,663
750,000	FMS Wertmanagement AoeR	1.750	01/24/20	745,384
500,000	FMS Wertmanagement AoeR	1.375	06/08/21	485,991
1,000,000	FMS Wertmanagement AoeR	2.000	08/01/22	985,685
3,000,000	Hungary Government International Bond	5.750	11/22/23	3,430,572
750,000	Hungary Government International Bond	7.625	03/29/41	1,172,192
270,000	Hydro Quebec	9.400	02/01/21	320,644
200,000	Hydro Quebec	8.500	12/01/29	293,538
750,000	Indonesia Government International Bond	2.950	01/11/23	745,441
750,000	Indonesia Government International Bond	3.500	01/11/28	747,991
875,000	Indonesia Government International Bond	4.350	01/11/48	888,078
3,000,000	Inter-American Development Bank	1.750	08/24/18	2,999,397
2,000,000	Inter-American Development Bank	1.125	08/28/18	1,991,352
750,000	Inter-American Development Bank	1.500	09/25/18	748,216
500,000	Inter-American Development Bank	1.000	05/13/19	493,623
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,139,233
3,000,000	Inter-American Development Bank	1.750	10/15/19	2,985,804
3,350,000	Inter-American Development Bank	1.375	07/15/20	3,293,325
500,000	Inter-American Development Bank	2.125	01/18/22	497,720
500,000	Inter-American Development Bank	2.125	01/15/25	490,281
1,500,000	Inter-American Development Bank	2.000	06/02/26	1,440,117
1,000,000	Inter-American Development Bank	2.375	07/07/27	981,821
1,450,000	Inter-American Development Bank	3.200	08/07/42	1,469,089
300,000	Inter-American Development Bank	4.375	01/24/44	365,863
1,000,000	International Bank for Reconstruction & Development	1.000	10/05/18	993,727
1,500,000	International Bank for Reconstruction & Development	1.875	03/15/19	1,498,940
5,750,000	International Bank for Reconstruction & Development	1.250	07/26/19	5,685,606
3,500,000	International Bank for Reconstruction & Development	1.875	10/07/19	3,491,999
2,000,000	International Bank for Reconstruction & Development	1.875	04/21/20	1,991,222
1,000,000	International Bank for Reconstruction & Development	1.125	08/10/20	975,837
1,800,000	International Bank for Reconstruction & Development	1.625	09/04/20	1,777,252
3,750,000	International Bank for Reconstruction & Development	1.625	03/09/21	3,687,064
5,000,000	International Bank for Reconstruction & Development	1.375	05/24/21	4,866,535
1,500,000	International Bank for Reconstruction & Development	2.000	01/26/22	1,485,362
5,400,000	International Bank for Reconstruction & Development	7.625	01/19/23	6,723,572
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	492,769
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,600,690
1,500,000	International Bank for Reconstruction & Development	2.500	07/29/25	1,497,779
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,070,998
128

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	International Finance Corp	1.750%	09/04/18	$1,998,886
175,000	International Finance Corp	1.250	11/27/18	173,951
1,000,000	International Finance Corp	1.750	09/16/19	995,312
1,000,000	International Finance Corp	1.750	03/30/20	993,450
2,750,000	International Finance Corp	1.625	07/16/20	2,719,691
500,000	International Finance Corp	2.000	10/24/22	492,840
400,000	Israel Government International Bond	5.125	03/26/19	415,014
705,000	Israel Government International Bond	4.000	06/30/22	747,014
300,000	Israel Government International Bond	3.150	06/30/23	306,888
1,000,000	Israel Government International Bond	2.875	03/16/26	998,539
500,000	Israel Government International Bond	4.500	01/30/43	546,299
1,374,000	Italian Republic	5.375	06/15/33	1,609,544
500,000	Italy Government International Bond	6.875	09/27/23	587,518
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,049,128
1,000,000	Japan Bank for International Cooperation	2.250	02/24/20	995,604
300,000	Japan Bank for International Cooperation	2.125	06/01/20	298,175
1,350,000	Japan Bank for International Cooperation	2.125	07/21/20	1,339,598
300,000	Japan Bank for International Cooperation	2.125	11/16/20	297,428
250,000	Japan Bank for International Cooperation	1.875	04/20/21	244,233
750,000	Japan Bank for International Cooperation	1.500	07/21/21	723,236
500,000	Japan Bank for International Cooperation	2.500	06/01/22	497,829
1,250,000	Japan Bank for International Cooperation	2.375	07/21/22	1,232,281
300,000	Japan Bank for International Cooperation	2.375	11/16/22	296,721
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,086,838
500,000	Japan Bank for International Cooperation	2.125	02/10/25	479,251
750,000	Japan Bank for International Cooperation	2.750	01/21/26	748,623
400,000	Japan Bank for International Cooperation	2.375	04/20/26	387,929
1,500,000	Japan Bank for International Cooperation	1.875	07/21/26	1,405,527
1,000,000	Japan Bank for International Cooperation	2.875	06/01/27	1,006,719
750,000	Japan Bank for International Cooperation	2.875	07/21/27	754,481
300,000	Japan Bank for International Cooperation	2.750	11/16/27	299,621
350,000	Japan International Cooperation Agency	2.125	10/20/26	329,844
2,000,000	KFW	1.000	06/11/18	1,993,718
1,105,000	KFW	4.500	07/16/18	1,120,683
2,000,000	KFW	1.125	08/06/18	1,993,340
300,000	KFW	1.500	02/06/19	298,622
2,000,000	KFW	1.000	07/15/19	1,969,883
500,000	KFW	1.750	10/15/19	497,562
7,525,000	KFW	4.000	01/27/20	7,819,783
3,650,000	KFW	1.750	03/31/20	3,623,789
6,750,000	KFW	1.875	06/30/20	6,710,632
1,000,000	KFW	2.750	10/01/20	1,016,377
1,500,000	KFW	1.875	11/30/20	1,488,636
1,000,000	KFW	1.875	12/15/20	991,616
1,500,000	KFW	1.500	06/15/21	1,462,627
1,600,000	KFW	2.625	01/25/22	1,621,462
2,750,000	KFW	2.000	10/04/22	2,705,285
2,000,000	KFW	2.500	11/20/24	1,996,639
7,000,000	KFW	2.000	05/02/25	6,747,771
300,000	Korea Development Bank	1.500	01/22/18	299,851
400,000	Korea Development Bank	3.000	03/17/19	401,439
500,000	Korea Development Bank	2.500	03/11/20	496,136
129

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Korea Development Bank	2.500%	01/13/21	$295,924
500,000	Korea Development Bank	2.625	02/27/22	492,451
200,000	Korea Development Bank	3.000	09/14/22	199,522
500,000	Korea Development Bank	2.750	03/19/23	490,929
500,000	Korea Development Bank	3.750	01/22/24	519,005
200,000	Korea Development Bank	3.375	09/16/25	201,920
400,000	Korea Development Bank	3.000	01/13/26	393,080
500,000	Korea International Bond	2.750	01/19/27	490,485
1,500,000	Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	1,484,229
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	993,243
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	06/15/22	991,191
500,000	Landwirtschaftliche Rentenbank	1.750	04/15/19	498,619
2,000,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	1,976,490
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	482,780
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	742,773
1,000,000	Landwirtschaftliche Rentenbank	1.750	07/27/26	936,806
1,000,000	Mexico Government International Bond	3.500	01/21/21	1,034,000
1,500,000	Mexico Government International Bond	4.125	01/21/26	1,563,750
8,910,000	Mexico Government International Bond	4.150	03/28/27	9,239,670
461,000	Mexico Government International Bond	6.750	09/27/34	599,300
730,000	Mexico Government International Bond	6.050	01/11/40	859,940
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,490,214
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,887,750
505,000	Mexico Government International Bond	4.600	01/23/46	497,930
500,000	Mexico Government International Bond	4.350	01/15/47	477,500
1,500,000	Mexico Government International Bond	4.600	02/10/48	1,481,250
950,000	Mexico Government International Bond	5.750	10/12/10	1,011,750
2,500,000	Nordic Investment Bank	2.250	09/30/21	2,497,806
2,300,000	North American Development Bank	2.400	10/26/22	2,265,923
250,000	Panama Government International Bond	4.000	09/22/24	265,875
1,000,000	Panama Government International Bond	3.750	03/16/25	1,042,500
300,000	Panama Government International Bond	7.125	01/29/26	384,750
1,000,000	Panama Government International Bond	3.875	03/17/28	1,045,000
692,000	Panama Government International Bond	6.700	01/26/36	921,052
750,000	Panama Government International Bond	4.500	05/15/47	807,375
700,000	Panama Government International Bond	4.300	04/29/53	730,800
520,000	Peruvian Government International Bond	7.125	03/30/19	555,360
925,000	Peruvian Government International Bond	7.350	07/21/25	1,198,338
1,100,000	Peruvian Government International Bond	4.125	08/25/27	1,195,150
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,487,750
700,000	Peruvian Government International Bond	5.625	11/18/50	898,100
225,000	Philippine Government International Bond	4.200	01/21/24	244,323
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,199,811
300,000	Philippine Government International Bond	3.700	03/01/41	298,234
3,793,000	Philippine Government International Bond	3.700	02/02/42	3,766,764
2,285,000	Poland Government International Bond	6.375	07/15/19	2,422,082
67,000	Poland Government International Bond	5.125	04/21/21	72,530
390,000	Poland Government International Bond	5.000	03/23/22	426,926
990,000	Poland Government International Bond	3.000	03/17/23	1,005,890
1,000,000	Poland Government International Bond	4.000	01/22/24	1,065,483
1,000,000	Poland Government International Bond	3.250	04/06/26	1,021,428
500,000	Province of Alberta Canada	1.900	12/06/19	496,367
1,000,000	Province of Alberta Canada	2.200	07/26/22	985,302
130

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$200,000		Province of British Columbia Canada		2.650%	09/22/21	$202,018
1,800,000		Province of British Columbia Canada		2.000	10/23/22	1,764,751
500,000		Province of Manitoba Canada		1.125	06/01/18	498,759
500,000		Province of Manitoba Canada		1.750	05/30/19	497,632
500,000		Province of Manitoba Canada		2.050	11/30/20	495,539
300,000		Province of Manitoba Canada		3.050	05/14/24	305,922
500,000		Province of Manitoba Canada		2.125	06/22/26	470,211
200,000		Province of New Brunswick Canada		2.750	06/15/18	200,890
200,000		Province of Nova Scotia Canada		8.250	07/30/22	243,617
1,000,000		Province of Ontario Canada		2.000	01/30/19	999,918
300,000		Province of Ontario Canada		1.250	06/17/19	296,208
1,000,000		Province of Ontario Canada		1.650	09/27/19	991,143
4,530,000		Province of Ontario Canada		4.400	04/14/20	4,744,306
1,000,000		Province of Ontario Canada		2.400	02/08/22	996,660
800,000		Province of Ontario Canada		2.450	06/29/22	797,231
1,500,000		Province of Ontario Canada		3.200	05/16/24	1,545,593
1,000,000		Province of Ontario Canada		2.500	04/27/26	980,333
1,420,000		Province of Quebec Canada		3.500	07/29/20	1,463,780
1,100,000		Province of Quebec Canada		2.625	02/13/23	1,099,717
200,000		Province of Quebec Canada		7.125	02/09/24	247,044
500,000		Province of Quebec Canada		2.875	10/16/24	505,320
3,500,000		Province of Quebec Canada		2.500	04/20/26	3,422,297
500,000		Province of Quebec Canada		2.750	04/12/27	495,714
201,000		Province of Quebec Canada		7.500	09/15/29	285,842
100,000		Province of Saskatchewan Canada		8.500	07/15/22	123,783
800,000		Republic of Hungary		6.250	01/29/20	857,021
700,000		Republic of Korea		7.125	04/16/19	741,160
500,000		Republic of Korea		3.875	09/11/23	522,050
400,000		Republic of Korea		4.125	06/10/44	458,605
200,000		Republic of the Philippines		6.500	01/20/20	217,614
425,000		Svensk Exportkredit AB		1.125	04/05/18	424,434
500,000		Svensk Exportkredit AB		1.250	04/12/19	495,211
500,000		Svensk Exportkredit AB		1.875	06/17/19	498,594
500,000		Svensk Exportkredit AB		1.750	05/18/20	495,378
200,000		Svensk Exportkredit AB		1.875	06/23/20	198,672
2,300,000		Svensk Exportkredit AB		1.750	08/28/20	2,272,079
500,000		Svensk Exportkredit AB		1.750	03/10/21	491,981
500,000		Svensk Exportkredit AB		2.375	03/09/22	499,650
200,343		Uruguay Government International Bond		4.500	08/14/24	217,272
2,700,000		Uruguay Government International Bond		4.375	10/27/27	2,891,700
500,000		Uruguay Government International Bond		4.125	11/20/45	501,250
1,313,907		Uruguay Government International Bond		5.100	06/18/50	1,458,437
		TOTAL FOREIGN GOVERNMENT BONDS				342,950,100

MORTGAGE BACKED - 27.2%
28,306	i	Federal Home Loan Mortgage Corp (FHLMC)	DGS1 + 2.250%	3.041	04/01/35	29,981
5,313	i	FHLMC	DGS1 + 2.125%	3.350	10/01/35	5,584
87,636	i	FHLMC	DGS1 + 2.255%	3.215	02/01/36	92,758
26,047	i	FHLMC	LIBOR 12 M + 1.808%	3.586	07/01/36	27,326
86,547	i	FHLMC	LIBOR 6 M + 1.843%	3.261	09/01/36	90,748
85,180	i	FHLMC	LIBOR 6 M + 1.819%	3.304	09/01/36	89,204
63,378	i	FHLMC	DGS1 + 2.240%	3.411	09/01/36	66,662
131

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$16,255	i	FHLMC	DGS1 + 2.250%	3.073%	01/01/37	$17,062
4,736	i	FHLMC	DGS1 + 2.250%	3.163	02/01/37	5,001
6,551	i	FHLMC	LIBOR 12 M + 1.765%	3.447	02/01/37	6,844
192,701	i	FHLMC	LIBOR 12 M + 1.818%	3.547	03/01/37	202,915
112,203	i	FHLMC	DGS1 + 2.250%	3.073	04/01/37	118,644
105,984	i	FHLMC	LIBOR 12 M + 1.658%	3.376	04/01/37	110,736
15,021	i	FHLMC	LIBOR 12 M + 1.325%	3.075	05/01/37	15,292
21,385	i	FHLMC	LIBOR 12 M + 2.114%	3.825	05/01/37	22,700
106,243	i	FHLMC	DGS1 + 2.275%	3.222	06/01/37	112,059
14,805	i	FHLMC	LIBOR 12 M + 1.750%	3.579	06/01/37	15,451
124,842	i	FHLMC	LIBOR 6 M + 1.380%	3.060	08/01/37	128,483
99,233	i	FHLMC	LIBOR 12 M + 0.905%	2.655	09/01/37	100,637
95,309	i	FHLMC	LIBOR 6 M + 1.339%	2.795	09/01/37	97,576
259	i	FHLMC	LIBOR 12 M + 1.795%	3.545	09/01/37	261
10,320	i	FHLMC	LIBOR 12 M + 2.058%	3.808	02/01/38	10,966
19,162	i	FHLMC	LIBOR 12 M + 1.756%	3.506	04/01/38	19,885
109,186	i	FHLMC	LIBOR 12 M + 2.055%	3.805	04/01/38	115,807
24,762	i	FHLMC	LIBOR 12 M + 2.004%	3.794	06/01/38	26,189
9,017	i	FHLMC	LIBOR 12 M + 1.625%	3.375	07/01/38	9,376
35,172		FHLMC		5.000	10/01/39	38,309
15,573	i	FHLMC	LIBOR 12 M + 1.861%	3.668	06/01/40	16,362
86,642	i	FHLMC	LIBOR 12 M + 1.880%	3.630	07/01/40	90,256
103,397	i	FHLMC	LIBOR 12 M + 1.883%	2.995	01/01/41	108,062
6,118	i	FHLMC	LIBOR 12 M + 1.880%	3.641	05/01/41	6,374
318,987	i	FHLMC	LIBOR 12 M + 1.868%	3.610	08/01/41	334,049
209,426	i	FHLMC	LIBOR 12 M + 1.750%	3.500	09/01/41	218,235
45,620	i	FHLMC	LIBOR 12 M + 1.860%	3.102	10/01/41	47,801
379		Federal Home Loan Mortgage Corp Gold (FGLMC)		5.000	03/01/18	387
1,771		FGLMC		5.000	04/01/18	1,806
2,031		FGLMC		4.500	06/01/18	2,060
10,017		FGLMC		4.500	09/01/18	10,160
7,972		FGLMC		4.000	11/01/18	8,207
24,122		FGLMC		4.500	01/01/19	24,466
2,742		FGLMC		4.000	05/01/19	2,823
18,378		FGLMC		4.500	05/01/19	18,640
45,009		FGLMC		4.500	06/01/19	45,668
23,772		FGLMC		4.000	10/01/19	24,472
8,137		FGLMC		5.500	11/01/19	8,316
98,066		FGLMC		4.500	12/01/19	99,467
10,914		FGLMC		4.500	01/01/20	11,077
77,035		FGLMC		4.500	02/01/20	78,135
5,315		FGLMC		4.500	02/01/20	5,402
15,252		FGLMC		5.000	05/01/20	15,556
58,252		FGLMC		5.000	05/01/20	59,412
5,185		FGLMC		4.500	07/01/20	5,266
38,230		FGLMC		5.000	07/01/20	39,032
1,405		FGLMC		7.000	10/01/20	1,444
4,756		FGLMC		5.000	12/01/20	4,858
170,412		FGLMC		4.000	05/01/21	175,427
69,699		FGLMC		4.500	06/01/21	71,236
116,125		FGLMC		4.500	06/01/21	117,918
60,419		FGLMC		5.000	07/01/21	61,890
9,996		FGLMC		5.500	07/01/21	10,362
132

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,293,438	FGLMC	3.000%	12/01/21	$1,318,245
7,515	FGLMC	5.000	10/01/22	7,886
5,989	FGLMC	6.000	11/01/22	6,306
58,633	FGLMC	5.000	04/01/23	61,565
3,769	FGLMC	4.500	05/01/23	3,949
51,715	FGLMC	5.000	05/01/23	55,574
13,433	FGLMC	5.000	10/01/23	14,109
8,345	FGLMC	5.500	10/01/23	9,117
11,881	FGLMC	5.000	11/01/23	12,768
24,100	FGLMC	5.000	03/01/24	25,899
5,588	FGLMC	4.500	04/01/24	5,856
2,496	FGLMC	4.500	05/01/24	2,618
18,331	FGLMC	4.500	06/01/24	19,231
162,500	FGLMC	4.000	07/01/24	168,643
67,633	FGLMC	4.000	07/01/24	69,969
25,359	FGLMC	5.500	07/01/24	26,709
157,556	FGLMC	4.000	08/01/24	163,453
24,202	FGLMC	4.500	09/01/24	25,363
11,683	FGLMC	4.500	09/01/24	12,256
6,349	FGLMC	4.500	09/01/24	6,659
6,922	FGLMC	5.500	09/01/24	7,563
195,804	FGLMC	4.000	10/01/24	203,169
6,027	FGLMC	4.500	10/01/24	6,317
26,478	FGLMC	4.500	10/01/24	28,147
4,666	FGLMC	4.500	11/01/24	4,892
19,158	FGLMC	4.500	12/01/24	20,095
13,496	FGLMC	4.500	02/01/25	14,070
269,453	FGLMC	4.000	03/01/25	279,640
7,660	FGLMC	4.500	06/01/25	8,035
12,770	FGLMC	4.500	07/01/25	13,394
277,567	FGLMC	3.500	10/01/25	286,994
149,009	FGLMC	4.000	10/01/25	154,672
526,133	FGLMC	3.500	11/01/25	544,002
324,611	FGLMC	3.500	11/01/25	335,637
150,033	FGLMC	3.500	12/01/25	155,133
81,823	FGLMC	3.000	01/01/26	83,392
1,098,358	FGLMC	3.500	01/01/26	1,135,675
90,585	FGLMC	4.000	04/01/26	94,587
184,866	FGLMC	4.000	05/01/26	192,962
45,729	FGLMC	5.500	07/01/26	49,958
582,288	FGLMC	4.000	08/01/26	607,121
4,301	FGLMC	6.000	08/01/26	4,805
186,671	FGLMC	3.000	09/01/26	190,252
503,830	FGLMC	3.000	10/01/26	513,493
668,352	FGLMC	3.500	10/01/26	691,086
20,327	FGLMC	5.000	10/01/26	21,844
5,284	FGLMC	5.500	10/01/26	5,772
2,916,224	FGLMC	3.000	02/01/27	2,972,154
1,734,190	FGLMC	2.500	05/01/27	1,744,045
1,797,100	FGLMC	2.500	11/01/27	1,806,855
73,758	FGLMC	6.000	12/01/27	82,405
1,481,104	FGLMC	2.500	01/01/28	1,488,863
133

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$3,723,844	FGLMC	2.500%	03/01/28	$3,743,109
92,415	FGLMC	5.000	03/01/28	99,311
2,024,444	FGLMC	2.500	05/01/28	2,034,917
9,681	FGLMC	5.500	05/01/28	10,576
5,640,616	FGLMC	2.500	07/01/28	5,669,802
5,040,761	FGLMC	2.500	07/01/28	5,066,828
1,354,817	FGLMC	3.000	10/01/28	1,380,909
77	FGLMC	6.500	10/01/28	86
70,513	FGLMC	5.500	01/01/29	77,038
2,665	FGLMC	6.500	01/01/29	2,952
12,633	FGLMC	4.000	02/01/29	13,283
2,719,047	FGLMC	3.500	03/01/29	2,816,306
722	FGLMC	6.500	03/01/29	803
5,203,415	FGLMC	3.000	07/01/29	5,303,479
12,256	FGLMC	6.500	07/01/29	13,576
20,307	FGLMC	5.000	12/01/29	21,860
13,629,318	FGLMC	2.500	05/01/30	13,617,459
31,875	FGLMC	4.000	08/01/30	33,578
200,993	FGLMC	4.500	01/01/31	214,431
508	FGLMC	8.000	01/01/31	563
232,356	FGLMC	4.000	03/01/31	245,575
28,444	FGLMC	4.000	05/01/31	30,063
207,864	FGLMC	4.500	05/01/31	221,767
98,597	FGLMC	4.000	06/01/31	104,211
268,277	FGLMC	4.000	08/01/31	283,530
269,660	FGLMC	4.000	09/01/31	285,016
4,039	FGLMC	6.500	09/01/31	4,648
14,199	FGLMC	8.000	09/01/31	15,923
135,526	FGLMC	3.500	11/01/31	140,524
18,319,843	FGLMC	2.500	12/01/31	18,303,904
60,026	FGLMC	7.000	12/01/31	66,416
17,921	FGLMC	6.500	01/01/32	20,153
43,015	FGLMC	6.000	02/01/32	48,776
2,141,308	FGLMC	3.000	03/01/32	2,179,924
18,973	FGLMC	7.000	04/01/32	21,783
14,980	FGLMC	6.500	05/01/32	16,593
1,510,067	FGLMC	3.500	09/01/32	1,572,242
12,092	FGLMC	5.500	11/01/32	13,408
15,772	FGLMC	6.000	02/01/33	17,885
59,479	FGLMC	5.000	03/01/33	64,449
27,939	FGLMC	6.000	03/01/33	31,214
5,804	FGLMC	6.000	03/01/33	6,484
32,841	FGLMC	6.000	03/01/33	36,692
35,195	FGLMC	5.000	04/01/33	37,932
6,964	FGLMC	6.000	04/01/33	7,896
429,403	FGLMC	5.000	06/01/33	465,913
132,415	FGLMC	5.500	06/01/33	147,032
2,770,292	FGLMC	3.500	07/01/33	2,884,532
55,463	FGLMC	4.500	07/01/33	59,371
4,535	FGLMC	5.000	08/01/33	4,889
18,948	FGLMC	6.500	08/01/33	21,437
179,304	FGLMC	5.000	09/01/33	196,827
81,698	FGLMC	5.500	09/01/33	91,387
134

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$91,548	FGLMC	5.500%	09/01/33	$103,016
25,293	FGLMC	5.500	09/01/33	28,018
77,448	FGLMC	5.500	09/01/33	86,391
36,168	FGLMC	4.000	10/01/33	37,974
9,372	FGLMC	5.000	10/01/33	10,139
126,705	FGLMC	5.500	10/01/33	141,788
98,603	FGLMC	5.500	12/01/33	109,450
31,232	FGLMC	5.500	12/01/33	34,625
379,575	FGLMC	7.000	12/01/33	433,343
294,316	FGLMC	5.000	01/01/34	319,355
6,760	FGLMC	5.500	02/01/34	7,508
39,660	FGLMC	5.000	03/01/34	42,890
40,706	FGLMC	5.500	03/01/34	45,243
102,562	FGLMC	5.000	05/01/34	110,922
44,859	FGLMC	4.500	06/01/34	47,896
78,921	FGLMC	5.000	06/01/34	85,364
29,327	FGLMC	5.500	06/01/34	32,508
18,770	FGLMC	6.000	06/01/34	21,285
63,892	FGLMC	6.000	09/01/34	72,050
5,699,038	FGLMC	3.500	10/01/34	5,933,812
9,266	FGLMC	5.000	11/01/34	10,056
331,354	FGLMC	5.500	11/01/34	366,704
298,197	FGLMC	5.000	12/01/34	322,431
54,824	FGLMC	5.500	12/01/34	60,762
24,589	FGLMC	5.500	12/01/34	27,145
5,101	FGLMC	5.500	01/01/35	5,674
2,620	FGLMC	5.500	01/01/35	2,910
30,410	FGLMC	5.500	01/01/35	33,795
124,274	FGLMC	4.500	04/01/35	132,685
17,455	FGLMC	6.000	05/01/35	19,709
115,625	FGLMC	6.000	05/01/35	129,358
114,927	FGLMC	7.000	05/01/35	130,633
25,357	FGLMC	5.500	06/01/35	28,161
16,642	FGLMC	5.500	06/01/35	18,501
6,608	FGLMC	5.000	07/01/35	7,130
470,058	FGLMC	5.000	07/01/35	509,961
36,394	FGLMC	6.000	07/01/35	40,660
635,923	FGLMC	5.000	08/01/35	689,675
15,679	FGLMC	5.500	08/01/35	17,129
91,551	FGLMC	6.000	08/01/35	102,284
9,062	FGLMC	4.500	09/01/35	9,674
91,774	FGLMC	5.000	10/01/35	99,917
56,040	FGLMC	5.000	10/01/35	60,600
21,254	FGLMC	5.000	10/01/35	22,962
322,915	FGLMC	5.500	10/01/35	353,936
67,009	FGLMC	5.000	12/01/35	72,385
10,027	FGLMC	5.000	12/01/35	10,871
37,338	FGLMC	6.000	01/01/36	41,995
20,398	FGLMC	5.000	02/01/36	22,123
8,108	FGLMC	5.000	02/01/36	8,789
10,116	FGLMC	6.000	02/01/36	11,402
112,535	FGLMC	5.500	04/01/36	123,606
135

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$19,139	FGLMC	5.500%	05/01/36	$21,245
366,376	FGLMC	6.000	06/01/36	412,796
91,290	FGLMC	5.000	07/01/36	99,005
126,145	FGLMC	6.000	07/01/36	142,421
15,894	FGLMC	6.000	08/01/36	17,927
7,229	FGLMC	6.000	09/01/36	8,076
384,167	FGLMC	5.500	10/01/36	423,814
241,257	FGLMC	5.500	10/01/36	267,499
55,239	FGLMC	6.500	10/01/36	61,186
16,180	FGLMC	5.500	11/01/36	17,893
38,814	FGLMC	6.000	11/01/36	43,790
196,076	FGLMC	6.000	12/01/36	221,419
303,155	FGLMC	5.500	03/01/37	334,847
129,218	FGLMC	6.000	03/01/37	145,425
14,413	FGLMC	6.500	03/01/37	15,965
117,947	FGLMC	5.500	04/01/37	130,441
14,393	FGLMC	5.000	05/01/37	15,673
15,433	FGLMC	5.000	06/01/37	16,618
54,170	FGLMC	5.500	06/01/37	59,860
19,166,048	FGLMC	3.000	07/01/37	19,470,801
212,361	FGLMC	6.000	07/01/37	239,130
85,732	FGLMC	6.000	08/01/37	97,277
34,962	FGLMC	6.000	09/01/37	39,515
307,585	FGLMC	5.500	10/01/37	337,431
11,233	FGLMC	6.000	11/01/37	12,614
88,177	FGLMC	6.500	11/01/37	97,671
41,124	FGLMC	6.000	01/01/38	46,178
17,655	FGLMC	6.000	02/01/38	19,772
140,053	FGLMC	6.000	02/01/38	157,777
201,684	FGLMC	5.000	03/01/38	219,332
578,835	FGLMC	5.000	03/01/38	628,683
24,115	FGLMC	5.000	04/01/38	26,408
244,199	FGLMC	5.000	04/01/38	266,276
282,904	FGLMC	5.500	04/01/38	311,809
62,269	FGLMC	5.500	05/01/38	68,865
7,023	FGLMC	5.500	06/01/38	7,762
21,194	FGLMC	6.000	07/01/38	23,806
33,961	FGLMC	5.500	08/01/38	37,740
233,011	FGLMC	5.500	08/01/38	257,688
29,281	FGLMC	5.000	09/01/38	31,878
386,495	FGLMC	5.500	09/01/38	427,174
121,699	FGLMC	5.500	09/01/38	134,371
7,160	FGLMC	5.500	10/01/38	7,912
146,381	FGLMC	6.000	11/01/38	163,938
1,021,267	FGLMC	5.500	01/01/39	1,128,454
857,133	FGLMC	4.500	02/01/39	913,990
413,148	FGLMC	5.000	02/01/39	449,814
27,637	FGLMC	5.500	02/01/39	30,461
3,176	FGLMC	4.500	03/01/39	3,380
164,764	FGLMC	5.000	03/01/39	179,717
21,945	FGLMC	6.000	03/01/39	24,591
28,105	FGLMC	4.500	04/01/39	30,076
1,107,387	FGLMC	4.500	04/01/39	1,201,554
136

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$289,828	FGLMC	4.000%	05/01/39	$303,885
8,036	FGLMC	4.500	05/01/39	8,575
172,910	FGLMC	4.500	05/01/39	184,521
3,622,465	FGLMC	4.500	05/01/39	3,893,894
438,191	FGLMC	4.500	05/01/39	466,855
156,725	FGLMC	5.000	05/01/39	169,934
358,144	FGLMC	4.000	06/01/39	375,885
1,869,725	FGLMC	4.500	06/01/39	1,994,790
59,450	FGLMC	4.500	06/01/39	63,408
22,681	FGLMC	5.000	06/01/39	24,729
11,102	FGLMC	5.500	06/01/39	12,257
578,599	FGLMC	4.000	07/01/39	606,938
243,388	FGLMC	4.500	07/01/39	259,736
44,257	FGLMC	4.500	07/01/39	47,196
20,330	FGLMC	4.500	07/01/39	21,693
148,467	FGLMC	5.000	07/01/39	161,721
210,582	FGLMC	5.500	07/01/39	232,701
21,147	FGLMC	4.500	08/01/39	22,614
49,121	FGLMC	5.000	08/01/39	53,512
192,181	FGLMC	4.000	09/01/39	201,722
1,094,184	FGLMC	5.000	09/01/39	1,191,194
426,007	FGLMC	5.000	09/01/39	465,326
6,672	FGLMC	5.500	09/01/39	7,364
446,532	FGLMC	6.500	09/01/39	495,274
85,309	FGLMC	4.500	10/01/39	92,361
66,764	FGLMC	4.500	10/01/39	72,027
162,193	FGLMC	4.500	10/01/39	173,094
30,082	FGLMC	4.000	11/01/39	31,595
111,367	FGLMC	4.500	11/01/39	118,846
40,012	FGLMC	5.000	11/01/39	43,571
10,875	FGLMC	5.000	11/01/39	11,686
102,844	FGLMC	4.500	12/01/39	110,458
215,610	FGLMC	4.500	12/01/39	230,146
99,327	FGLMC	4.500	12/01/39	105,987
337,239	FGLMC	4.500	12/01/39	360,585
162,149	FGLMC	5.500	12/01/39	179,218
209,790	FGLMC	4.500	01/01/40	223,921
20,631	FGLMC	5.000	01/01/40	22,537
33,882	FGLMC	5.500	01/01/40	37,229
66,675	FGLMC	5.500	03/01/40	73,720
1,081,303	FGLMC	4.000	04/01/40	1,135,247
43,668	FGLMC	4.500	04/01/40	47,108
161,482	FGLMC	4.500	04/01/40	172,346
118,645	FGLMC	5.000	04/01/40	129,272
262,881	FGLMC	5.000	04/01/40	286,443
869,734	FGLMC	6.000	04/01/40	977,184
2,677,996	FGLMC	4.500	05/01/40	2,857,971
1,482,538	FGLMC	5.000	05/01/40	1,624,223
6,396	FGLMC	4.500	06/01/40	6,826
643,294	FGLMC	5.500	06/01/40	711,020
1,259,944	FGLMC	4.500	07/01/40	1,344,827
24,663	FGLMC	4.500	08/01/40	26,372
137

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$277,002	FGLMC	5.000%	08/01/40	$301,490
616,028	FGLMC	5.000	08/01/40	668,596
70,196	FGLMC	5.000	08/01/40	76,488
3,509,220	FGLMC	5.500	08/01/40	3,877,500
367,115	FGLMC	4.000	09/01/40	385,535
4,123,863	FGLMC	4.000	11/01/40	4,355,921
2,491,347	FGLMC	4.000	12/01/40	2,631,545
528,232	FGLMC	3.500	01/01/41	545,354
713,895	FGLMC	3.500	01/01/41	737,034
406,535	FGLMC	4.000	01/01/41	426,982
438,595	FGLMC	3.500	02/01/41	452,812
1,651,836	FGLMC	4.000	02/01/41	1,734,877
581,404	FGLMC	4.000	02/01/41	610,637
2,407,491	FGLMC	4.000	04/01/41	2,528,498
452,328	FGLMC	4.500	04/01/41	482,790
98,238	FGLMC	5.000	04/01/41	107,047
462,709	FGLMC	4.500	05/01/41	493,868
530,109	FGLMC	4.500	06/01/41	565,823
1,426,885	FGLMC	3.500	10/01/41	1,473,136
1,061,195	FGLMC	5.000	10/01/41	1,163,539
1,797,283	FGLMC	3.500	11/01/41	1,855,546
671,614	FGLMC	4.500	12/01/41	716,801
6,041,757	FGLMC	3.500	01/01/42	6,237,781
1,791,483	FGLMC	3.500	02/01/42	1,849,607
2,189,010	FGLMC	3.500	04/01/42	2,259,657
3,784,667	FGLMC	4.000	05/01/42	3,997,606
12,418,711	FGLMC	4.500	05/01/42	13,254,846
2,740,719	FGLMC	3.500	07/01/42	2,829,647
744,362	FGLMC	3.000	08/01/42	748,830
4,497,943	FGLMC	3.000	10/01/42	4,526,109
2,983,589	FGLMC	3.000	10/01/42	3,001,949
1,274,481	FGLMC	3.500	12/01/42	1,315,799
3,966,212	FGLMC	2.500	01/01/43	3,838,353
8,533,375	FGLMC	3.000	01/01/43	8,588,130
12,878,714	FGLMC	3.000	04/01/43	12,963,353
4,290,547	FGLMC	3.500	05/01/43	4,429,718
5,121,487	FGLMC	3.000	08/01/43	5,146,953
3,373,639	FGLMC	3.000	08/01/43	3,391,807
4,501,415	FGLMC	3.500	08/01/43	4,647,425
2,005,904	FGLMC	4.500	10/01/43	2,138,294
2,753,430	FGLMC	4.000	11/01/43	2,885,211
4,979,093	FGLMC	3.500	02/01/44	5,140,371
4,062,138	FGLMC	4.000	02/01/44	4,253,398
1,948,687	FGLMC	4.000	04/01/44	2,039,768
2,476,566	FGLMC	4.500	05/01/44	2,636,229
4,427,605	FGLMC	4.000	06/01/44	4,633,995
6,711,722	FGLMC	4.000	08/01/44	7,023,622
5,256,135	FGLMC	3.500	09/01/44	5,417,272
6,383,768	FGLMC	3.500	11/01/44	6,573,938
9,076,668	FGLMC	3.500	12/01/44	9,341,415
5,811,824	FGLMC	3.500	01/01/45	5,979,943
10,437,250	FGLMC	3.000	02/01/45	10,454,656
13,873,186	FGLMC	3.500	03/01/45	14,278,803
138

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$8,151,511	FGLMC	4.000%	03/01/45	$8,528,378
4,908,139	FGLMC	3.000	04/01/45	4,916,703
10,893,180	FGLMC	3.500	04/01/45	11,224,527
9,823,466	FGLMC	4.000	11/01/45	10,277,202
18,623,713	FGLMC	3.500	12/01/45	19,162,330
14,879,993	FGLMC	3.500	03/01/46	15,310,081
7,195,404	FGLMC	4.000	03/01/46	7,527,647
29,529,408	FGLMC	3.000	04/01/46	29,592,429
14,018,206	FGLMC	3.500	05/01/46	14,423,934
16,686,484	FGLMC	4.000	09/01/46	17,458,400
13,903,737	FGLMC	3.000	11/01/46	13,929,104
14,181,300	FGLMC	3.000	11/01/46	14,207,173
9,339,915	FGLMC	3.000	12/01/46	9,356,473
18,990,925	FGLMC	3.000	02/01/47	19,021,006
9,232,767	FGLMC	3.500	02/01/47	9,500,105
8,750,397	FGLMC	4.000	02/01/47	9,154,832
24,068,094	FGLMC	3.500	07/01/47	24,765,038
23,507,389	FGLMC	3.500	10/01/47	24,188,096
19,943,263	FGLMC	3.000	12/01/47	19,973,523
19,950,146	FGLMC	4.000	12/01/47	20,896,841
233	Federal National Mortgage Association (FNMA)	5.000	01/01/18	235
1,725	FNMA	4.500	02/01/18	1,752
3,619	FNMA	4.500	04/01/18	3,679
379	FNMA	5.000	04/01/18	386
4,837	FNMA	5.500	04/01/18	4,840
361	FNMA	5.500	04/01/18	362
15,839	FNMA	4.500	06/01/18	16,100
2,479	FNMA	4.000	08/01/18	2,552
29,632	FNMA	4.000	08/01/18	30,502
5,358	FNMA	4.500	09/01/18	5,446
5,052	FNMA	4.500	10/01/18	5,136
24,104	FNMA	5.000	11/01/18	24,543
142	FNMA	5.000	01/01/19	144
1,181	FNMA	6.000	01/01/19	1,320
2,077	FNMA	4.500	05/01/19	2,112
1,457	FNMA	4.500	06/01/19	1,481
7,016	FNMA	4.500	06/01/19	7,132
1,416	FNMA	5.000	07/01/19	1,442
52,286	FNMA	5.000	10/01/19	53,631
5,343	FNMA	4.500	11/01/19	5,431
5,361	FNMA	4.500	12/01/19	5,450
1,462	FNMA	5.000	03/01/20	1,488
3,477	FNMA	5.000	04/01/20	3,546
3,632	FNMA	4.500	06/01/20	3,692
2,930	FNMA	4.500	09/01/20	2,979
4,783	FNMA	4.500	10/01/20	4,883
5,230	FNMA	4.500	11/01/20	5,322
15,654	FNMA	5.000	12/01/20	16,215
150,981	FNMA	5.500	01/01/21	153,511
818	FNMA	5.500	01/01/21	820
5,832	FNMA	5.000	03/01/21	5,938
14,525	FNMA	5.500	08/01/21	15,116
139

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$3,502	FNMA	6.000%	08/01/21	$3,674
2,564	FNMA	5.000	10/01/21	2,646
3,246	FNMA	5.000	11/01/21	3,305
2,582	FNMA	5.500	11/01/21	2,651
10,964	FNMA	5.500	10/01/22	11,508
4,753	FNMA	6.000	10/01/22	5,007
2,904	FNMA	5.000	03/01/23	3,037
8,163	FNMA	4.500	04/01/23	8,322
79,946	FNMA	4.500	06/01/23	84,116
6,981	FNMA	5.000	06/01/23	7,353
8,899	FNMA	5.500	06/01/23	9,743
14,602	FNMA	5.000	07/01/23	15,077
73,580	FNMA	5.000	07/01/23	76,920
7,833	FNMA	5.500	08/01/23	8,230
16,786	FNMA	5.000	11/01/23	18,023
4,008	FNMA	5.500	11/01/23	4,143
173,569	FNMA	5.500	01/01/24	181,025
17,613	FNMA	5.500	02/01/24	19,283
79,405	FNMA	4.000	03/01/24	82,466
6,063	FNMA	4.500	04/01/24	6,402
268,903	FNMA	4.000	05/01/24	279,168
94,234	FNMA	4.000	05/01/24	97,896
7,603	FNMA	4.000	06/01/24	7,896
9,549	FNMA	4.500	07/01/24	10,086
8,907	FNMA	5.500	07/01/24	9,753
202	FNMA	8.000	07/01/24	227
55,238	FNMA	4.500	08/01/24	58,331
49,012	FNMA	4.000	09/01/24	50,915
191,106	FNMA	4.000	09/01/24	198,497
19,943	FNMA	4.500	09/01/24	21,060
446,367	FNMA	4.500	10/01/24	471,393
23,503	FNMA	5.000	01/01/25	25,240
38,189	FNMA	4.500	02/01/25	40,298
333,758	FNMA	4.500	03/01/25	352,478
4,761	FNMA	4.500	03/01/25	4,924
96,929	FNMA	5.000	03/01/25	104,088
206,391	FNMA	4.500	04/01/25	217,980
93,977	FNMA	4.500	04/01/25	99,243
1,018,547	FNMA	4.000	05/01/25	1,061,152
348,041	FNMA	4.000	06/01/25	362,646
272,922	FNMA	4.500	06/01/25	286,906
99,202	FNMA	4.000	08/01/25	103,339
47,229	FNMA	5.500	08/01/25	52,255
489,430	FNMA	3.500	09/01/25	505,381
503,554	FNMA	4.000	09/01/25	521,821
711,085	FNMA	3.500	10/01/25	734,261
550,456	FNMA	3.500	10/01/25	568,396
204,651	FNMA	5.000	10/01/25	219,865
400,074	FNMA	4.000	11/01/25	416,886
641,466	FNMA	3.500	12/01/25	662,373
486,620	FNMA	3.500	02/01/26	502,480
2,692,601	FNMA	3.500	02/01/26	2,780,358
137,815	FNMA	4.000	03/01/26	144,291
140

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$369,345	FNMA	4.000%	06/01/26	$386,640
383,441	FNMA	3.500	08/01/26	395,938
287,289	FNMA	3.500	09/01/26	296,653
156,778	FNMA	4.000	09/01/26	164,107
451,779	FNMA	3.500	10/01/26	466,517
9,261	FNMA	6.000	10/01/26	10,347
661,486	FNMA	3.000	11/01/26	675,750
566,595	FNMA	3.000	12/01/26	578,814
1,533,082	FNMA	3.000	01/01/27	1,566,149
2,065,718	FNMA	4.000	01/01/27	2,151,667
1,054,535	FNMA	3.500	02/01/27	1,088,904
1,799,900	FNMA	3.000	04/01/27	1,838,736
1,166,831	FNMA	3.000	04/01/27	1,192,006
685,393	FNMA	3.500	05/01/27	708,115
697,384	FNMA	2.500	06/01/27	701,191
1,973,923	FNMA	3.000	06/01/27	2,016,597
853,241	FNMA	2.500	07/01/27	857,898
1,787,554	FNMA	2.500	09/01/27	1,797,325
24,528	FNMA	5.500	09/01/27	26,854
3,056,376	FNMA	2.500	10/01/27	3,073,063
1,860,076	FNMA	3.000	11/01/27	1,900,309
3,392	FNMA	5.500	01/01/28	3,714
6,989,720	FNMA	2.500	02/01/28	7,027,812
5,563,537	FNMA	2.500	02/01/28	5,592,222
3,014	FNMA	5.000	02/01/28	3,236
4,039,596	FNMA	2.500	04/01/28	4,060,424
5,971,171	FNMA	2.500	04/01/28	6,001,944
15,449	FNMA	5.500	06/01/28	16,921
1,572,277	FNMA	2.500	07/01/28	1,580,381
3,280,328	FNMA	2.500	08/01/28	3,297,232
4,495,689	FNMA	3.000	10/01/28	4,589,717
2,482	FNMA	5.500	11/01/28	2,717
14	FNMA	7.500	01/01/29	15
5,311,732	FNMA	3.000	03/01/29	5,422,896
25,112	FNMA	4.000	03/01/29	26,277
19,187,501	FNMA	3.000	04/01/29	19,589,136
78,972	FNMA	4.500	04/01/29	84,212
62,046	FNMA	4.000	05/01/29	65,358
30,317	FNMA	4.500	06/01/29	32,346
10,681	FNMA	4.000	07/01/29	11,251
195,876	FNMA	4.500	08/01/29	208,966
38,641	FNMA	4.500	09/01/29	41,230
31,910	FNMA	4.500	11/01/29	34,283
10,719	FNMA	4.500	01/01/30	11,439
3,146,542	FNMA	2.500	02/01/30	3,154,035
27,966	FNMA	4.000	03/01/30	29,463
11,630	FNMA	4.500	05/01/30	12,411
16,502	FNMA	4.500	06/01/30	17,612
7,025,166	FNMA	3.000	07/01/30	7,172,630
150,538	FNMA	4.500	08/01/30	160,651
31,806	FNMA	4.000	09/01/30	33,511
198,113	FNMA	4.000	10/01/30	208,712
141

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,826,224	FNMA	4.000%	11/01/30	$1,924,106
300,685	FNMA	4.000	11/01/30	316,842
71,113	FNMA	4.500	12/01/30	75,903
7,132,125	FNMA	3.000	02/01/31	7,270,050
100,076	FNMA	3.500	02/01/31	103,570
109,186	FNMA	4.000	02/01/31	115,046
906	FNMA	7.500	03/01/31	1,046
7,792,315	FNMA	2.500	04/01/31	7,787,558
292,596	FNMA	3.500	04/01/31	302,810
33,864	FNMA	4.000	04/01/31	35,746
6,690,478	FNMA	3.000	05/01/31	6,819,862
3,470	FNMA	6.000	05/01/31	3,919
358	FNMA	7.500	05/01/31	361
8,125,807	FNMA	2.500	06/01/31	8,120,846
1,195,407	FNMA	4.500	07/01/31	1,291,137
174,211	FNMA	4.500	07/01/31	185,964
1,029,520	FNMA	4.000	08/01/31	1,086,754
10,537,062	FNMA	2.500	09/01/31	10,530,629
5,619,486	FNMA	3.000	09/01/31	5,728,158
71,851	FNMA	4.000	09/01/31	75,844
353	FNMA	6.500	09/01/31	391
32,462	FNMA	6.000	11/01/31	36,717
4,180	FNMA	6.500	11/01/31	4,704
10,710,253	FNMA	2.500	12/01/31	10,703,714
1,890,817	FNMA	3.500	01/01/32	1,967,342
11,279	FNMA	6.000	01/01/32	12,765
2,668	FNMA	6.000	01/01/32	2,981
799,646	FNMA	3.500	02/01/32	832,002
10,207	FNMA	6.000	02/01/32	11,552
8,937,745	FNMA	3.000	03/01/32	9,110,588
34,062	FNMA	6.500	04/01/32	38,753
32,636,554	FNMA	3.000	06/01/32	33,267,699
66,160	FNMA	6.500	07/01/32	74,747
9,565	FNMA	6.500	08/01/32	10,701
843,134	FNMA	3.000	09/01/32	863,473
24,509	FNMA	7.500	09/01/32	27,181
2,509,621	FNMA	3.000	10/01/32	2,570,154
45,831	FNMA	5.500	10/01/32	50,682
39,074	FNMA	6.000	10/01/32	43,674
15,477	FNMA	6.000	11/01/32	17,520
20,703	FNMA	5.500	12/01/32	22,965
1,837	FNMA	5.500	12/01/32	2,021
31,055	FNMA	6.000	12/01/32	35,000
167,229	FNMA	5.500	01/01/33	184,816
319,362	FNMA	6.000	01/01/33	361,706
157,010	FNMA	5.000	02/01/33	170,604
10,416	FNMA	5.000	02/01/33	11,262
1,714,078	FNMA	3.000	04/01/33	1,753,297
2,192,866	FNMA	3.500	04/01/33	2,282,988
7,770	FNMA	6.000	04/01/33	8,803
1,029,571	FNMA	5.500	05/01/33	1,140,571
60,088	FNMA	5.000	06/01/33	65,282
131,707	FNMA	5.500	06/01/33	146,105
142

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$19,784	FNMA	4.500%	07/01/33	$21,131
55,827	FNMA	5.000	07/01/33	60,591
107,631	FNMA	4.500	08/01/33	114,611
4,473	FNMA	4.500	08/01/33	4,762
22,936	FNMA	5.000	08/01/33	24,921
57,230	FNMA	5.500	09/01/33	62,681
230,571	FNMA	5.500	09/01/33	256,122
13,144	FNMA	6.000	09/01/33	14,686
167,068	FNMA	4.500	10/01/33	178,606
27,395	FNMA	5.000	10/01/33	29,734
22,640	FNMA	5.000	10/01/33	24,414
205,081	FNMA	5.500	10/01/33	226,772
642,412	FNMA	5.500	10/01/33	725,175
11,184	FNMA	4.500	11/01/33	11,940
31,968	FNMA	5.000	11/01/33	34,732
2,179,347	FNMA	5.000	11/01/33	2,367,788
257,425	FNMA	5.000	12/01/33	279,721
320,235	FNMA	5.500	12/01/33	357,002
3,145,835	FNMA	3.000	01/01/34	3,217,808
98,607	FNMA	5.000	02/01/34	107,129
402,044	FNMA	6.000	02/01/34	456,924
24,344	FNMA	5.000	03/01/34	26,377
10,193	FNMA	5.000	03/01/34	11,074
581,541	FNMA	5.000	03/01/34	631,814
13,403	FNMA	5.000	03/01/34	14,562
29,241	FNMA	5.000	03/01/34	31,769
8,357	FNMA	5.000	03/01/34	9,080
83,124	FNMA	5.000	04/01/34	90,313
87,731	FNMA	5.500	04/01/34	97,369
56,173	FNMA	4.500	05/01/34	60,003
22,687	FNMA	4.500	05/01/34	24,220
19,837	FNMA	5.500	07/01/34	22,017
31,592	FNMA	5.500	07/01/34	35,069
30,827	FNMA	7.000	07/01/34	35,159
241,827	FNMA	5.000	08/01/34	262,051
27,379	FNMA	5.000	08/01/34	29,747
134,837	FNMA	6.000	08/01/34	153,348
23,931	FNMA	6.000	08/01/34	27,196
14,335	FNMA	4.500	09/01/34	15,331
488,656	FNMA	5.500	09/01/34	541,899
4,636	FNMA	5.500	11/01/34	5,142
10,280	FNMA	6.000	11/01/34	11,487
7,476	FNMA	5.000	12/01/34	8,123
4,552	FNMA	5.500	12/01/34	5,052
15,247	FNMA	6.000	12/01/34	17,173
681,346	FNMA	4.500	01/01/35	728,502
47,485	FNMA	5.500	01/01/35	52,539
1,503,737	FNMA	5.500	02/01/35	1,669,011
62,413	FNMA	5.500	02/01/35	69,257
314,527	FNMA	5.500	04/01/35	344,852
60,881	FNMA	6.000	04/01/35	69,114
57,146	FNMA	6.000	04/01/35	64,944
143

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$99,223		FNMA		6.000%	05/01/35	$112,337
24,989		FNMA		5.000	06/01/35	27,149
2,868	i	FNMA	LIBOR 12 M + 1.570%	3.351	07/01/35	3,001
71,789		FNMA		5.000	07/01/35	78,384
7,452,365		FNMA		3.000	08/01/35	7,595,330
148,779		FNMA		4.500	08/01/35	159,094
174,246		FNMA		5.000	08/01/35	189,163
96,005		FNMA		5.000	08/01/35	104,174
5,859		FNMA		4.500	09/01/35	6,261
7,529		FNMA		4.500	09/01/35	8,047
17,927		FNMA		5.500	09/01/35	19,899
110,254		FNMA		5.000	10/01/35	119,775
230,628		FNMA		5.500	10/01/35	256,028
3,439		FNMA		5.000	11/01/35	3,525
261,164		FNMA		5.500	11/01/35	289,370
3,297		FNMA		4.500	12/01/35	3,511
51,218		FNMA		5.500	12/01/35	56,075
74,803	i	FNMA	LIBOR 12 M + 1.551%	3.238	02/01/36	78,168
538,925		FNMA		5.000	02/01/36	585,531
73,319		FNMA		6.500	02/01/36	81,270
250,089		FNMA		6.000	03/01/36	282,298
3,963,111		FNMA		3.500	05/01/36	4,126,018
4,900		FNMA		5.000	05/01/36	5,318
449,413		FNMA		6.000	06/01/36	509,221
77,203	i	FNMA	LIBOR 12 M + 1.578%	3.328	07/01/36	80,462
22,689		FNMA		6.000	07/01/36	25,696
126,881		FNMA		6.500	07/01/36	143,220
267,619		FNMA		5.500	08/01/36	293,711
224,271		FNMA		6.500	08/01/36	252,872
4,493,068		FNMA		3.000	09/01/36	4,565,457
17,308		FNMA		5.500	09/01/36	19,205
7,207		FNMA		6.500	09/01/36	7,995
24,402		FNMA		6.500	09/01/36	27,907
32,405		FNMA		6.000	10/01/36	36,700
9,101,003		FNMA		3.000	11/01/36	9,247,633
15,701		FNMA		6.500	11/01/36	17,783
7,365	i	FNMA	LIBOR 12 M + 1.725%	3.456	12/01/36	7,753
93,732		FNMA		6.000	12/01/36	105,791
17,634	i	FNMA	LIBOR 12 M + 1.838%	3.499	01/01/37	18,486
41,224		FNMA		5.500	01/01/37	45,643
4,263	i	FNMA	LIBOR 6 M + 1.504%	2.952	02/01/37	4,417
296,006		FNMA		5.500	02/01/37	327,603
14,307		FNMA		6.000	02/01/37	16,110
20,884		FNMA		7.000	02/01/37	22,445
6,030	i	FNMA	LIBOR 12 M + 1.809%	3.559	03/01/37	6,358
1,806		FNMA		5.000	03/01/37	1,951
107,553		FNMA		6.500	03/01/37	123,154
50,429		FNMA		6.500	03/01/37	57,473
100,261		FNMA		7.000	04/01/37	117,437
76,780		FNMA		5.000	05/01/37	82,440
3,515		FNMA		7.000	05/01/37	3,749
29,555	i	FNMA	LIBOR 12 M + 1.782%	3.563	06/01/37	31,108
23,537		FNMA		5.500	06/01/37	26,008
144

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$27,988		FNMA		5.500%	08/01/37	$31,056
10,611		FNMA		6.000	08/01/37	11,914
42,688		FNMA		6.500	08/01/37	47,317
12,670		FNMA		6.500	08/01/37	14,044
16,187		FNMA		5.500	09/01/37	17,722
46,173		FNMA		6.000	09/01/37	51,871
87,520		FNMA		6.000	09/01/37	100,449
42,853		FNMA		6.000	09/01/37	48,088
152,249		FNMA		6.000	09/01/37	172,428
209,907		FNMA		6.000	09/01/37	240,855
50,219		FNMA		6.500	09/01/37	55,665
6,653		FNMA		6.500	09/01/37	7,374
186,108	i	FNMA	DGS1 + 2.275%	3.483	10/01/37	194,924
17,517		FNMA		6.500	10/01/37	19,804
212,378		FNMA		5.500	11/01/37	234,383
348,827		FNMA		6.000	11/01/37	392,239
17,447		FNMA		7.000	11/01/37	18,832
1,483		FNMA		6.500	01/01/38	1,644
115,448		FNMA		5.500	02/01/38	126,842
28,506		FNMA		6.500	02/01/38	31,597
17,573		FNMA		7.000	02/01/38	20,482
42,413	i	FNMA	LIBOR 12 M + 1.770%	3.520	03/01/38	44,620
10,325		FNMA		5.000	03/01/38	11,121
5,111		FNMA		5.000	03/01/38	5,506
21,863		FNMA		5.500	03/01/38	24,095
7,143		FNMA		6.000	03/01/38	8,175
5,860		FNMA		6.500	03/01/38	6,495
185,933		FNMA		6.500	03/01/38	207,132
5,433		FNMA		6.500	03/01/38	6,022
21,830		FNMA		5.000	04/01/38	23,440
279,242		FNMA		5.500	04/01/38	306,528
324,902		FNMA		6.000	04/01/38	366,713
25,286		FNMA		4.500	05/01/38	26,923
1,139,456		FNMA		5.000	05/01/38	1,238,356
295,888		FNMA		5.000	05/01/38	317,985
844,781		FNMA		6.000	06/01/38	946,998
1,254,696		FNMA		6.500	06/01/38	1,403,284
269,655		FNMA		6.000	07/01/38	304,604
6,367	i	FNMA	LIBOR 12 M + 1.603%	3.353	08/01/38	6,641
3,929	i	FNMA	LIBOR 12 M + 1.750%	3.500	08/01/38	4,118
822,052		FNMA		6.000	09/01/38	926,138
38,552	i	FNMA	LIBOR 12 M + 1.351%	3.104	10/01/38	39,753
3,607		FNMA		6.000	10/01/38	4,031
18,981		FNMA		5.500	11/01/38	20,912
4,132		FNMA		5.000	12/01/38	4,443
754,783		FNMA		5.500	12/01/38	837,020
102,979		FNMA		4.500	01/01/39	109,800
98,445		FNMA		5.000	01/01/39	105,703
3,002,140		FNMA		5.000	01/01/39	3,250,637
116,220		FNMA		5.500	01/01/39	127,984
458,534		FNMA		5.500	01/01/39	507,141
19,985		FNMA		6.000	01/01/39	22,442
145

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$6,747		FNMA		6.000%	01/01/39	$7,539
198,727		FNMA		4.500	02/01/39	211,751
535,320		FNMA		4.500	02/01/39	570,982
256,659		FNMA		4.500	02/01/39	273,772
8,072		FNMA		5.500	02/01/39	8,900
552,036		FNMA		4.000	04/01/39	580,797
18,858		FNMA		5.500	04/01/39	20,821
908,212		FNMA		4.500	05/01/39	979,586
173,646		FNMA		4.500	05/01/39	185,313
480,021		FNMA		4.500	06/01/39	512,109
165,466		FNMA		4.500	06/01/39	176,592
362,356		FNMA		5.500	06/01/39	400,792
11,155	i	FNMA	LIBOR 12 M + 1.835%	3.585	07/01/39	11,717
89,030		FNMA		4.500	07/01/39	95,226
122,127		FNMA		4.500	07/01/39	130,337
12,855		FNMA		5.000	07/01/39	13,873
124,116	i	FNMA	LIBOR 12 M + 1.650%	3.400	08/01/39	129,431
25,116	i	FNMA	LIBOR 12 M + 1.690%	3.452	08/01/39	26,235
1,878,901		FNMA		4.000	08/01/39	1,975,960
288,365		FNMA		4.000	08/01/39	303,100
26,193		FNMA		4.500	08/01/39	28,405
1,168,258		FNMA		4.500	08/01/39	1,260,345
386,498		FNMA		4.500	08/01/39	412,434
1,638,985		FNMA		5.000	08/01/39	1,766,238
18,207		FNMA		5.000	08/01/39	19,650
688,127		FNMA		4.000	09/01/39	723,315
44,549		FNMA		5.000	09/01/39	48,069
286,463		FNMA		5.500	09/01/39	319,349
145,049		FNMA		6.000	09/01/39	163,476
620,710		FNMA		6.500	10/01/39	703,147
30,082		FNMA		5.000	11/01/39	32,860
844,557		FNMA		4.000	12/01/39	887,634
84,669		FNMA		4.500	12/01/39	91,544
184,305		FNMA		4.500	12/01/39	197,005
2,825,410		FNMA		4.500	12/01/39	3,016,374
21,776	i	FNMA	LIBOR 12 M + 1.815%	3.440	01/01/40	22,828
52,025		FNMA		4.500	01/01/40	55,560
60,013		FNMA		5.000	01/01/40	64,782
367,260		FNMA		6.000	02/01/40	413,847
553,874		FNMA		4.500	03/01/40	592,881
266,310		FNMA		4.500	03/01/40	285,185
27,407		FNMA		5.000	03/01/40	29,566
25,952		FNMA		4.500	04/01/40	27,804
971,938		FNMA		5.000	04/01/40	1,049,167
732,047		FNMA		5.000	04/01/40	790,248
127,938	i	FNMA	LIBOR 12 M + 1.838%	3.517	05/01/40	134,430
191,830	i	FNMA	LIBOR 12 M + 1.792%	3.536	05/01/40	201,199
59,383	i	FNMA	LIBOR 12 M + 1.882%	3.632	05/01/40	62,481
23,837		FNMA		4.500	05/01/40	25,556
65,586		FNMA		4.500	07/01/40	70,266
69,411		FNMA		4.500	07/01/40	74,333
83,741		FNMA		5.000	07/01/40	90,354
31,649	i	FNMA	LIBOR 12 M + 1.805%	3.555	08/01/40	33,188
146

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$544,153		FNMA		4.500%	08/01/40	$582,512
750,385		FNMA		4.500	08/01/40	803,539
564,579		FNMA		5.000	08/01/40	609,276
1,264,737		FNMA		4.500	09/01/40	1,355,968
495,510		FNMA		4.500	09/01/40	531,178
1,094,395		FNMA		6.000	09/01/40	1,238,815
205,515		FNMA		3.500	10/01/40	212,317
901,865		FNMA		4.000	10/01/40	948,103
2,143,968		FNMA		4.000	10/01/40	2,253,153
1,247,645		FNMA		4.500	10/01/40	1,337,534
1,697,191		FNMA		3.500	11/01/40	1,753,449
1,796,929		FNMA		4.000	11/01/40	1,888,863
1,646,623		FNMA		4.000	11/01/40	1,730,799
1,020,668		FNMA		4.000	11/01/40	1,072,933
187,512		FNMA		4.500	11/01/40	201,064
122,933	i	FNMA	LIBOR 12 M + 1.823%	3.435	12/01/40	128,212
556,315		FNMA		4.000	12/01/40	584,696
4,198,808		FNMA		4.500	12/01/40	4,501,115
62,036		FNMA		3.500	01/01/41	64,092
79,790	i	FNMA	LIBOR 12 M + 1.806%	3.457	02/01/41	83,683
322,176		FNMA		3.500	02/01/41	332,858
1,536,795		FNMA		4.000	02/01/41	1,616,165
1,425,602		FNMA		4.000	03/01/41	1,498,265
1,065,667		FNMA		4.500	04/01/41	1,142,413
1,467,149		FNMA		4.500	05/01/41	1,573,081
225,615		FNMA		4.500	05/01/41	241,436
764,167		FNMA		4.500	06/01/41	819,393
184,054	i	FNMA	LIBOR 12 M + 1.782%	3.567	07/01/41	192,509
928,159		FNMA		4.500	07/01/41	994,973
2,567,573		FNMA		4.000	09/01/41	2,698,008
1,381,205		FNMA		4.500	09/01/41	1,480,282
467,621		FNMA		5.500	09/01/41	517,703
54,436	i	FNMA	LIBOR 12 M + 1.800%	2.955	10/01/41	56,504
295,159	i	FNMA	LIBOR 12 M + 1.825%	3.575	10/01/41	309,013
850,508		FNMA		3.500	11/01/41	878,557
936,103		FNMA		3.500	11/01/41	967,060
659,428	i	FNMA	LIBOR 12 M + 1.750%	2.826	12/01/41	685,622
5,564,560		FNMA		3.500	12/01/41	5,749,086
985,380		FNMA		4.000	12/01/41	1,035,439
2,531,254		FNMA		3.500	03/01/42	2,615,217
1,692,911		FNMA		4.000	03/01/42	1,778,707
4,592,982		FNMA		3.500	04/01/42	4,743,790
1,695,677		FNMA		3.500	04/01/42	1,757,273
1,974,409		FNMA		4.500	04/01/42	2,116,668
1,767,236		FNMA		5.000	04/01/42	1,939,730
1,514,047		FNMA		4.000	05/01/42	1,591,326
1,966,789		FNMA		5.000	05/01/42	2,123,768
1,525,243		FNMA		3.000	06/01/42	1,533,789
6,918,980		FNMA		3.500	06/01/42	7,148,649
5,914,457		FNMA		4.000	06/01/42	6,214,313
3,685,275		FNMA		4.000	06/01/42	3,872,498
11,174,458		FNMA		3.500	07/01/42	11,544,799
147

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,146,412		FNMA		4.500%	07/01/42	$2,298,425
2,354,484		FNMA		3.500	08/01/42	2,432,066
3,622,950		FNMA		3.000	09/01/42	3,643,246
4,591,945		FNMA		3.500	09/01/42	4,743,559
21,192,961		FNMA		4.500	09/01/42	22,688,015
7,516,411		FNMA		3.000	10/01/42	7,558,505
2,233,936		FNMA		3.500	10/01/42	2,307,372
2,846,869		FNMA		2.500	01/01/43	2,762,879
9,278,922		FNMA		3.000	01/01/43	9,330,770
12,725,609		FNMA		3.000	02/01/43	12,796,905
3,148,287		FNMA		3.000	04/01/43	3,165,730
9,146,329		FNMA		3.000	04/01/43	9,197,574
2,052,510	i	FNMA	LIBOR 12 M + 1.695%	2.121	06/01/43	2,070,509
9,465,733		FNMA		3.000	06/01/43	9,517,796
2,226,552	i	FNMA	LIBOR 12 M + 1.550%	1.749	07/01/43	2,296,642
7,676,917		FNMA		3.000	07/01/43	7,718,349
7,171,255		FNMA		3.500	07/01/43	7,393,687
6,776,419		FNMA		3.000	08/01/43	6,813,339
3,295,968		FNMA		4.000	08/01/43	3,483,223
5,456,049		FNMA		3.000	09/01/43	5,485,493
7,023,907		FNMA		3.500	09/01/43	7,239,021
5,076,425		FNMA		3.500	10/01/43	5,237,806
645,400		FNMA		4.500	10/01/43	687,803
1,970,897		FNMA		4.000	11/01/43	2,066,567
4,706,296		FNMA		4.000	11/01/43	4,936,692
1,357,600		FNMA		4.500	12/01/43	1,446,615
4,242,101		FNMA		4.500	12/01/43	4,522,398
4,954,589		FNMA		4.000	01/01/44	5,192,669
3,944,298		FNMA		4.000	05/01/44	4,131,979
4,129,897		FNMA		4.000	07/01/44	4,325,908
4,503,864		FNMA		4.000	07/01/44	4,717,368
2,628,944		FNMA		3.500	09/01/44	2,702,155
4,066,866		FNMA		4.000	09/01/44	4,259,402
8,937,933		FNMA		3.500	10/01/44	9,186,836
20,676,398		FNMA		5.000	11/01/44	22,317,788
4,558,952		FNMA		4.000	12/01/44	4,773,909
6,410,976		FNMA		3.000	01/01/45	6,443,890
19,762,066		FNMA		3.000	01/01/45	19,871,754
14,549,103		FNMA		3.500	02/01/45	14,954,265
8,508,759		FNMA		3.000	04/01/45	8,526,335
14,358,671		FNMA		3.500	05/01/45	14,758,529
11,817,202		FNMA		3.500	07/01/45	12,180,404
15,699,647		FNMA		4.000	07/01/45	16,436,592
10,624,447		FNMA		3.500	11/01/45	10,920,315
27,408,051		FNMA		4.000	11/01/45	28,687,036
9,506,515		FNMA		3.500	12/01/45	9,771,251
12,838,685		FNMA		3.500	12/01/45	13,196,216
8,421,883		FNMA		3.500	01/01/46	8,656,415
7,585,812		FNMA		3.500	02/01/46	7,797,061
14,212,126		FNMA		4.500	05/01/46	15,132,425
8,620,344		FNMA		3.000	06/01/46	8,626,446
16,502,379		FNMA		3.500	07/01/46	16,961,935
15,649,241		FNMA		4.000	08/01/46	16,379,624
148

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$13,739,720	FNMA	3.000%	09/01/46	$13,749,446
14,027,127	FNMA	3.000	10/01/46	14,037,056
27,893,394	FNMA	3.000	11/01/46	27,913,137
9,054,536	FNMA	3.500	12/01/46	9,306,685
12,871,866	FNMA	4.000	02/01/47	13,475,836
14,318,686	FNMA	3.000	03/01/47	14,328,821
13,928,048	FNMA	3.500	03/01/47	14,315,915
4,407,883	FNMA	4.000	03/01/47	4,614,935
19,117,140	FNMA	3.000	04/01/47	19,130,672
18,736,733	FNMA	3.500	04/01/47	19,258,511
9,359,711	FNMA	3.500	05/01/47	9,620,360
18,090,964	FNMA	4.000	07/01/47	18,944,471
20,501,508	FNMA	3.500	08/01/47	21,072,940
19,843,931	FNMA	3.500	11/01/47	20,398,069
10,000,000	FNMA	3.500	01/01/48	10,279,253
40,000,000	FNMA	4.000	01/01/48	41,942,715
8,511,050	FNMA	3.500	07/01/55	8,748,065
23	Government National Mortgage Association (GNMA)	5.000	02/15/18	23
417	GNMA	4.500	02/15/19	418
3,935	GNMA	4.500	01/20/24	4,135
29,821	GNMA	4.000	04/15/24	31,086
6,261	GNMA	4.500	07/15/24	6,541
116,943	GNMA	4.000	08/15/24	121,880
27,812	GNMA	4.500	08/15/24	29,468
85,655	GNMA	4.000	09/15/24	89,081
15,866	GNMA	4.500	01/15/25	16,822
128,119	GNMA	4.000	08/15/25	133,559
70,570	GNMA	3.500	03/15/26	73,110
85,757	GNMA	4.000	04/15/26	89,397
70,715	GNMA	4.000	06/20/26	73,802
113,003	GNMA	3.500	11/20/26	116,950
589,983	GNMA	3.000	12/15/26	602,540
1,829,429	GNMA	2.500	04/20/27	1,838,350
1,163,987	GNMA	2.500	09/20/27	1,169,691
1,051	GNMA	6.500	09/15/28	1,166
437	GNMA	6.500	09/15/28	485
2,388	GNMA	6.500	11/15/28	2,649
1,073	GNMA	7.500	11/15/28	1,174
1,747,991	GNMA	3.500	11/20/28	1,809,608
7,779	GNMA	8.500	10/15/30	8,136
3,486	GNMA	8.500	10/20/30	4,004
438	GNMA	8.500	12/15/30	532
571	GNMA	7.000	06/20/31	672
1,663	GNMA	7.000	07/15/31	1,724
1,807	GNMA	7.000	07/15/31	1,958
9,681,079	GNMA	3.000	08/20/32	9,936,357
210,166	GNMA	6.000	10/15/32	237,672
27,778	GNMA	5.500	12/20/32	30,808
63,971	GNMA	5.500	05/15/33	70,418
10,368	GNMA	5.000	07/15/33	11,250
42,980	GNMA	5.500	07/15/33	47,771
8,836	GNMA	5.000	07/20/33	9,609
149

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$25,839	GNMA	5.000%	08/15/33	$27,800
28,254	GNMA	5.000	08/15/33	30,406
150,503	GNMA	5.500	09/15/33	169,851
115,069	GNMA	6.000	11/20/33	130,564
51,126	GNMA	5.500	05/20/34	56,687
73,237	GNMA	6.000	09/20/34	84,017
5,965	GNMA	5.000	10/20/34	6,493
156,625	GNMA	5.500	11/15/34	173,910
72,440	GNMA	6.500	01/15/35	83,720
38,985	GNMA	5.500	02/20/35	43,226
732,540	GNMA	5.000	03/20/35	804,344
233,507	GNMA	5.000	04/15/35	253,377
237,848	GNMA	5.500	05/20/35	263,786
9,255	GNMA	5.000	09/20/35	10,061
3,904	GNMA	5.000	11/15/35	4,201
5,470	GNMA	5.000	11/15/35	5,937
65,078	GNMA	5.500	02/20/36	71,807
7,510	GNMA	5.500	03/15/36	8,399
21,118	GNMA	5.500	05/20/36	23,197
5,886	GNMA	6.500	06/15/36	6,714
198,514	GNMA	5.500	06/20/36	217,021
11,758	GNMA	5.000	09/15/36	12,756
6,453	GNMA	6.000	09/15/36	7,250
18,858	GNMA	6.000	10/20/36	21,092
13,548	GNMA	5.000	12/15/36	14,697
10,795	GNMA	5.500	01/15/37	11,842
11,486	GNMA	6.000	01/20/37	13,036
262,654	GNMA	5.500	02/15/37	289,221
40,891	GNMA	6.000	02/20/37	46,277
304,046	GNMA	6.000	04/15/37	343,064
11,216	GNMA	6.500	04/15/37	12,443
180,751	GNMA	6.000	04/20/37	203,185
17,583	GNMA	6.000	06/15/37	19,746
23,210	GNMA	6.000	08/20/37	26,165
19,196	GNMA	6.500	08/20/37	22,436
87,966	GNMA	6.500	11/20/37	103,093
34,163	GNMA	6.000	12/15/37	38,203
5,685	GNMA	5.000	02/20/38	6,174
143,626	GNMA	5.000	04/15/38	155,812
5,564	GNMA	5.500	05/20/38	6,088
28,204	GNMA	5.500	06/15/38	31,435
61,066	GNMA	6.000	06/20/38	68,800
87,980	GNMA	5.500	07/15/38	96,693
492,132	GNMA	5.000	07/20/38	535,796
449,322	GNMA	5.500	07/20/38	492,666
10,589	GNMA	5.500	08/15/38	11,652
183,851	GNMA	6.000	08/15/38	205,591
78,642	GNMA	6.000	08/15/38	87,957
44,911	GNMA	6.000	08/20/38	50,635
176,095	GNMA	6.000	09/20/38	196,710
64,665	GNMA	5.000	10/15/38	69,612
15,850	GNMA	5.500	10/15/38	17,894
21,061	GNMA	6.500	10/20/38	22,217
150

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$8,580		GNMA		6.500%	10/20/38	$9,777
2,372		GNMA		5.500	11/15/38	2,607
34,412		GNMA		6.500	11/20/38	39,080
171,374		GNMA		6.000	12/15/38	191,639
3,751		GNMA		6.500	12/15/38	4,330
35,410		GNMA		5.000	01/15/39	38,421
822,912		GNMA		4.500	01/20/39	870,953
88,414		GNMA		6.500	01/20/39	100,053
34,855		GNMA		5.000	02/15/39	37,829
11,538		GNMA		6.000	02/15/39	12,902
29,969		GNMA		4.500	03/15/39	31,597
266,939		GNMA		4.500	03/15/39	281,067
46,387	i	GNMA	DGS1 + 1.500%	2.625	03/20/39	47,262
10,442		GNMA		4.500	03/20/39	11,081
172,430		GNMA		5.500	03/20/39	189,113
17,299		GNMA		4.500	04/15/39	18,274
279,334		GNMA		5.500	04/15/39	312,781
6,497		GNMA		5.000	04/20/39	7,065
35,198		GNMA		4.000	05/15/39	36,720
501,524		GNMA		4.500	05/15/39	529,847
241,726		GNMA		5.000	05/15/39	262,178
35,402		GNMA		4.000	05/20/39	37,276
93,525		GNMA		4.500	05/20/39	99,190
1,927,834		GNMA		5.000	05/20/39	2,096,945
14,949		GNMA		4.500	06/15/39	15,795
1,439,334		GNMA		4.500	06/15/39	1,520,593
1,599,826		GNMA		5.000	06/15/39	1,759,072
1,477,635		GNMA		5.000	06/15/39	1,624,405
31,746		GNMA		5.000	06/15/39	34,432
14,287		GNMA		5.000	06/15/39	15,498
17,426		GNMA		5.000	06/15/39	18,912
21,687		GNMA		4.000	06/20/39	22,867
12,816		GNMA		5.000	06/20/39	13,934
1,707,216		GNMA		4.000	07/15/39	1,780,995
19,869		GNMA		4.500	07/15/39	20,966
42,123		GNMA		4.500	07/15/39	44,498
1,875,194		GNMA		4.500	07/15/39	2,010,194
18,083		GNMA		5.000	07/15/39	19,624
215,354		GNMA		4.500	07/20/39	228,416
185,123		GNMA		5.000	07/20/39	202,019
19,204		GNMA		5.500	07/20/39	21,056
90,847		GNMA		4.000	08/15/39	94,788
236,988		GNMA		5.000	08/15/39	256,867
15,485		GNMA		5.500	08/15/39	17,018
109,152		GNMA		6.000	08/15/39	122,059
61,817		GNMA		4.000	08/20/39	65,273
48,689		GNMA		5.000	08/20/39	52,938
42,030		GNMA		5.000	09/15/39	45,579
67,178		GNMA		5.000	09/20/39	73,041
13,994		GNMA		4.500	10/15/39	14,783
9,635		GNMA		5.000	10/15/39	10,452
21,169		GNMA		4.500	10/20/39	22,451
151

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$41,093		GNMA		4.500%	11/15/39	$43,819
31,266		GNMA		4.500	11/20/39	33,179
36,423		GNMA		5.000	11/20/39	39,601
74,830		GNMA		4.500	12/15/39	78,827
1,041,247		GNMA		4.500	12/15/39	1,099,957
31,015		GNMA		4.500	12/20/39	32,896
1,115,435		GNMA		5.000	12/20/39	1,216,712
1,046,856		GNMA		4.500	01/20/40	1,110,368
15,203		GNMA		5.500	01/20/40	16,656
578,728		GNMA		5.500	02/15/40	636,390
75,607		GNMA		4.000	03/15/40	78,884
16,322		GNMA		5.000	03/15/40	17,703
7,684		GNMA		4.500	04/15/40	8,114
209,559		GNMA		5.000	04/15/40	228,507
42,038		GNMA		4.500	04/20/40	44,589
6,670		GNMA		4.500	05/15/40	7,062
195,123		GNMA		5.000	05/15/40	211,268
390,378	i	GNMA	DGS1 + 1.500%	2.625	05/20/40	403,578
9,184		GNMA		4.500	05/20/40	9,740
3,500,155		GNMA		4.500	06/15/40	3,706,614
15,180		GNMA		4.500	06/15/40	16,078
11,288		GNMA		4.500	06/15/40	11,931
206,456		GNMA		5.000	06/20/40	226,516
432,700		GNMA		4.500	07/15/40	458,288
120,833		GNMA		4.500	07/15/40	127,706
1,497,762		GNMA		4.500	07/20/40	1,588,580
44,612		GNMA		5.000	07/20/40	48,505
299,271		GNMA		4.000	08/15/40	313,545
1,373,927		GNMA		4.000	08/15/40	1,440,743
141,563		GNMA		4.500	08/15/40	151,512
115,287		GNMA		4.500	08/20/40	122,273
94,617		GNMA		4.500	09/20/40	100,379
27,724		GNMA		5.500	09/20/40	30,329
36,502		GNMA		6.500	09/20/40	41,307
40,871		GNMA		4.000	10/15/40	42,956
84,613		GNMA		6.000	10/20/40	95,834
504,956		GNMA		4.000	11/15/40	530,417
1,274,119		GNMA		4.000	11/20/40	1,341,716
300,198		GNMA		3.500	12/15/40	310,989
445,364		GNMA		5.500	12/20/40	488,291
1,430,432		GNMA		4.000	01/15/41	1,499,462
3,316,120		GNMA		4.000	01/20/41	3,491,944
276,804		GNMA		4.000	02/15/41	290,101
901,441		GNMA		4.500	02/20/41	956,119
501,429		GNMA		4.500	03/15/41	530,949
1,096,016		GNMA		4.500	04/20/41	1,162,429
222,580		GNMA		5.000	04/20/41	242,003
98,289	i	GNMA	DGS1 + 1.500%	2.625	06/20/41	101,153
243,402		GNMA		4.000	07/15/41	255,141
439,881		GNMA		4.000	07/20/41	463,219
1,420,322		GNMA		4.500	07/20/41	1,504,654
1,221,949		GNMA		5.000	07/20/41	1,336,805
323,339		GNMA		4.500	08/15/41	343,079
152

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$550,053		GNMA		5.000%	08/20/41	$598,690
751,653		GNMA		4.000	09/15/41	787,946
55,828	i	GNMA	DGS1 + 1.500%	2.750	09/20/41	57,442
1,981,696		GNMA		4.000	09/20/41	2,086,821
123,355		GNMA		4.000	10/15/41	129,014
130,488	i	GNMA	DGS1 + 1.500%	2.250	10/20/41	134,613
75,407	i	GNMA	DGS1 + 1.500%	2.500	10/20/41	77,818
2,545,660		GNMA		4.000	10/20/41	2,680,824
312,712		GNMA		5.500	10/20/41	344,322
798,608		GNMA		3.500	11/15/41	829,123
1,733,199		GNMA		4.000	11/15/41	1,816,575
3,256,265		GNMA		4.500	11/20/41	3,448,773
1,359,768		GNMA		5.000	11/20/41	1,477,916
389,119		GNMA		6.000	11/20/41	432,332
1,732,162		GNMA		3.500	01/20/42	1,801,588
413,027	i	GNMA	DGS1 + 1.500%	2.375	02/20/42	425,249
844,851		GNMA		3.500	03/20/42	878,714
1,331,996		GNMA		4.500	03/20/42	1,412,304
1,550,902		GNMA		3.500	04/15/42	1,610,167
2,530,859		GNMA		3.500	05/20/42	2,630,741
8,082,108		GNMA		3.500	05/20/42	8,406,058
1,816,469		GNMA		4.000	05/20/42	1,912,200
3,956,023		GNMA		3.500	07/15/42	4,107,205
440,839	i	GNMA	DGS1 + 1.500%	2.750	07/20/42	450,335
1,891,213		GNMA		3.500	07/20/42	1,967,019
2,334,054		GNMA		3.000	08/20/42	2,364,944
2,657,149		GNMA		3.500	08/20/42	2,762,017
7,921,789		GNMA		3.500	08/20/42	8,239,322
1,369,858		GNMA		6.000	08/20/42	1,546,570
3,077,999		GNMA		3.500	10/20/42	3,201,378
3,391,976		GNMA		3.000	11/20/42	3,437,914
2,842,666		GNMA		3.000	12/20/42	2,874,662
3,945,280		GNMA		3.000	12/20/42	3,999,118
2,337,977		GNMA		3.000	01/15/43	2,369,100
5,182,117		GNMA		3.000	01/15/43	5,268,820
3,004,657		GNMA		3.000	01/20/43	3,045,969
5,103,020		GNMA		3.000	02/20/43	5,173,710
3,121,858		GNMA		3.000	02/20/43	3,158,383
971,127		GNMA		3.000	04/15/43	987,359
962,492		GNMA		5.000	04/20/43	1,040,863
2,078,300		GNMA		3.000	05/20/43	2,107,091
3,215,235		GNMA		3.000	06/20/43	3,259,777
6,251,619		GNMA		3.500	06/20/43	6,498,397
6,947,375		GNMA		3.000	07/20/43	7,043,621
3,223,250		GNMA		3.500	07/20/43	3,352,464
4,703,805		GNMA		3.500	09/20/43	4,892,383
1,766,653		GNMA		4.000	09/20/43	1,857,031
1,590,913		GNMA		4.000	10/20/43	1,676,973
874,184		GNMA		3.500	11/20/43	909,231
1,930,382		GNMA		4.000	11/20/43	2,029,138
1,634,175		GNMA		4.500	12/20/43	1,727,279
1,717,121		GNMA		4.500	01/20/44	1,814,904
153

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,281,979	GNMA	3.500%	02/20/44	$2,373,471
3,236,358	GNMA	4.000	02/20/44	3,401,929
3,280,407	GNMA	4.000	05/20/44	3,447,484
3,418,442	GNMA	4.000	06/20/44	3,592,549
9,666,215	GNMA	3.500	07/20/44	10,031,191
2,549,514	GNMA	4.500	10/20/44	2,693,587
6,970,163	GNMA	3.500	11/20/44	7,219,224
9,300,973	GNMA	3.000	12/20/44	9,414,995
22,579,630	GNMA	3.500	02/20/45	23,394,518
9,848,699	GNMA	3.000	04/20/45	9,946,974
10,459,304	GNMA	3.000	06/20/45	10,562,327
10,888,905	GNMA	3.000	07/20/45	10,995,458
19,534,354	GNMA	4.000	11/20/45	20,483,139
11,136,124	GNMA	3.000	12/20/45	11,245,075
10,138,254	GNMA	3.500	12/20/45	10,503,397
12,253,836	GNMA	4.000	04/20/46	12,856,524
8,152,816	GNMA	3.000	05/20/46	8,232,580
35,102,496	GNMA	3.500	05/20/46	36,355,979
12,651,901	GNMA	3.000	06/20/46	12,775,681
7,981,415	GNMA	3.500	06/20/46	8,265,199
16,548,970	GNMA	3.500	08/20/46	17,137,024
8,973,609	GNMA	3.000	09/20/46	9,061,402
37,431,306	GNMA	3.500	09/20/46	38,761,397
9,259,527	GNMA	3.000	12/20/46	9,350,118
9,336,236	GNMA	3.000	01/20/47	9,427,578
13,542,486	GNMA	3.500	01/20/47	14,023,707
7,909,189	GNMA	4.000	01/20/47	8,254,835
27,994,921	GNMA	3.000	02/20/47	28,268,810
27,105,160	GNMA	3.500	02/20/47	28,068,320
21,683,139	GNMA	4.000	04/20/47	22,631,298
19,030,767	GNMA	3.500	05/20/47	19,707,010
9,724,575	GNMA	3.500	06/20/47	10,070,130
19,867,476	GNMA	3.000	08/20/47	20,061,850
24,673,195	GNMA	3.500	08/20/47	25,549,937
39,913,423	GNMA	3.500	11/20/47	41,331,714
30,000,000	GNMA	3.500	12/20/47	31,066,026
	TOTAL MORTGAGE BACKED			2,506,524,159

MUNICIPAL BONDS - 0.8%
200,000	Alabama Economic Settlement Authority	4.263	09/15/32	215,296
300,000	American Municipal Power	7.834	02/15/41	468,312
500,000	American Municipal Power	6.270	02/15/50	654,155
500,000	Bay Area Toll Authority	6.263	04/01/49	738,660
200,000	California State University	3.899	11/01/47	210,350
720,000	Central Puget Sound Regional Transit Authority	5.491	11/01/39	921,053
250,000	City of Chicago IL	7.375	01/01/33	289,245
300,000	City of Chicago IL	5.432	01/01/42	288,903
190,000	City of Houston TX	3.961	03/01/47	195,267
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	996,907
150,000	Colorado Bridge Enterprise	6.078	12/01/40	194,802
200,000	Commonwealth Financing Authority	4.014	06/01/33	208,442
100,000	Commonwealth Financing Authority	4.144	06/01/38	106,010
200,000	Commonwealth of Massachusetts	4.200	12/01/21	209,724
154

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Commonwealth of Massachusetts	5.731%	06/01/40	$652,090
100,000	Commonwealth of Massachusetts	3.277	06/01/46	96,457
195,000	Commonwealth of Pennsylvania	5.850	07/15/30	209,208
200,000	County of Clark NV	6.820	07/01/45	311,980
350,000	Denver City & County School District No	4.242	12/15/37	371,493
200,000	District of Columbia	5.591	12/01/34	247,178
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	107,232
200,000	Energy Northwest	2.814	07/01/24	199,640
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	506,545
200,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	199,568
200,000	Florida State Board of Administration Finance Corp	2.638	07/01/21	200,206
200,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	203,990
200,000	Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	181,330
200,000	Health & Educational Facilities Authority of the State of Missouri	3.652	08/15/57	203,270
12,962	Kentucky Asset Liability Commission	3.165	04/01/18	13,009
630,000	Los Angeles Unified School District	5.750	07/01/34	803,370
100,000	Massachusetts School Building Authority	5.715	08/15/39	127,338
200,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	4.053	07/01/26	212,366
100,000	Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	138,045
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,315,192
650,000	Metropolitan Transportation Authority	7.336	11/15/39	1,005,803
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	606,240
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	320,460
500,000	Municipal Electric Authority of Georgia	6.655	04/01/57	629,800
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,184,375
335,000	New Jersey State Turnpike Authority	7.414	01/01/40	517,079
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,493,930
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	918,424
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	377,802
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	727,174
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,189,210
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	657,890
600,000	New York State Dormitory Authority	5.289	03/15/33	703,782
130,000	New York State Dormitory Authority	5.628	03/15/39	162,363
545,000	New York State Dormitory Authority	5.600	03/15/40	699,644
400,000	New York State Urban Development Corp	5.838	03/15/40	504,188
100,000	Ohio State University	4.910	06/01/40	121,143
500,000	Ohio State University	3.798	12/01/46	516,550
200,000	Ohio State University	4.048	12/01/56	214,552
675,000	Ohio State Water Development Authority	4.879	12/01/34	777,843
750,000	Oregon School Boards Association	4.759	06/30/28	825,885
250,000	Oregon School Boards Association	5.680	06/30/28	295,522
100,000	Oregon State Department of Transportation	5.834	11/15/34	128,790
300,000	Permanent University Fund-Texas A&M University System	3.660	07/01/47	299,898
200,000	Permanent University Fund-University of Texas System	3.376	07/01/47	200,888
155

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Port Authority of New York & New Jersey	6.040%	12/01/29	$254,802
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	655,815
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	330,063
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,120,020
400,000	Port Authority of New York & New Jersey	4.229	10/15/57	443,048
200,000	Port Authority of New York & New Jersey	4.810	10/15/65	243,634
200,000	Sales Tax Securitization Corp	3.587	01/01/43	199,666
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	120,351
100,000	San Jose Redevelopment Agency	3.375	08/01/34	98,520
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	969,440
500,000	South Carolina Public Service Authority	2.388	12/01/23	475,985
600,000	State of California	6.200	10/01/19	643,050
645,000	State of California	5.700	11/01/21	719,201
250,000	State of California	7.500	04/01/34	370,205
1,285,000	State of California	7.550	04/01/39	2,022,089
3,400,000	State of California	7.300	10/01/39	5,072,324
2,740,000	State of California	7.625	03/01/40	4,286,593
200,000	State of California Department of Water Resources Power Supply Revenue	2.000	05/01/22	195,478
300,000	State of Connecticut	5.090	10/01/30	332,895
620,000	State of Connecticut	5.850	03/15/32	745,649
5,950,000	State of Illinois	5.100	06/01/33	5,940,123
1,295,000	State of Illinois	6.725	04/01/35	1,438,149
500,000	State of Illinois	5.650	12/01/38	512,950
500,000	State of Kansas Department of Transportation	4.596	09/01/35	568,640
272,060	State of Oregon	5.762	06/01/23	298,716
600,000	State of Texas	4.631	04/01/33	681,480
50,000	State of Texas	5.517	04/01/39	65,640
1,000,000	State of Texas	4.681	04/01/40	1,183,270
575,000	State of Texas Transportation Commission	5.028	04/01/26	645,788
500,000	State of Utah	3.539	07/01/25	521,175
200,000	State of Washington	5.090	08/01/33	238,238
200,000	State of Wisconsin	3.154	05/01/27	202,796
200,000	State of Wisconsin	3.954	05/01/36	208,010
604,000	State Public School Building Authority	5.000	09/15/27	675,520
100,000	Sumter Landing Community Development District	4.172	10/01/47	108,418
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,014,896
300,000	Tennessee Valley Authority	1.750	10/15/18	300,024
750,000	Tennessee Valley Authority	3.875	02/15/21	790,946
750,000	Tennessee Valley Authority	2.875	09/15/24	769,765
200,000	Tennessee Valley Authority	2.875	02/01/27	203,748
500,000	Tennessee Valley Authority	5.880	04/01/36	702,552
500,000	Tennessee Valley Authority	5.500	06/15/38	684,175
4,300,000	Tennessee Valley Authority	3.500	12/15/42	4,649,366
1,750,000	Tennessee Valley Authority	4.625	09/15/60	2,203,469
300,000	Tennessee Valley Authority	4.250	09/15/65	354,236
500,000	University of California	1.796	07/01/19	498,205
200,000	University of California	3.063	07/01/25	202,178
200,000	University of California	5.770	05/15/43	261,592
200,000	University of California	3.931	05/15/45	207,670
200,000	University of California	4.131	05/15/45	211,558
860,000	University of California	4.858	05/15/12	959,966
156

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	University of California	4.767%	05/15/15	$218,678
100,000	University of Pennsylvania	4.674	09/01/12	112,791
300,000	University of Southern California	3.028	10/01/39	286,132
200,000	University of Southern California	3.841	10/01/47	213,161
200,000	University of Southern California	5.250	10/01/11	251,545
700,000	University of Texas	4.794	08/15/46	840,665
200,000	University of Texas System	3.852	08/15/46	219,644
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	179,801
	TOTAL MUNICIPAL BONDS			77,000,372

U.S. TREASURY SECURITIES - 37.5%
21,250,000	United States Treasury Bond	4.500	02/15/36	27,337,754
47,400,000	United States Treasury Bond	5.000	05/15/37	64,942,740
4,644,000	United States Treasury Bond	4.375	02/15/38	5,931,708
61,983,000	United States Treasury Bond	3.500	02/15/39	70,730,620
18,850,000	United States Treasury Bond	4.375	11/15/39	24,232,417
12,585,000	United States Treasury Bond	3.875	08/15/40	15,148,804
11,185,000	United States Treasury Bond	4.250	11/15/40	14,191,798
26,350,000	United States Treasury Bond	4.375	05/15/41	34,059,450
10,000,000	United States Treasury Bond	3.750	08/15/41	11,838,889
13,300,000	United States Treasury Bond	3.125	11/15/41	14,283,552
4,550,000	United States Treasury Bond	3.125	02/15/42	4,886,089
22,000,000	United States Treasury Bond	3.000	05/15/42	23,131,942
10,000,000	United States Treasury Bond	2.750	08/15/42	10,058,897
4,000,000	United States Treasury Bond	2.750	11/15/42	4,021,036
10,250,000	United States Treasury Bond	2.875	05/15/43	10,528,266
6,500,000	United States Treasury Bond	3.625	08/15/43	7,578,452
2,000,000	United States Treasury Bond	3.750	11/15/43	2,380,615
7,615,000	United States Treasury Bond	3.625	02/15/44	8,891,743
2,500,000	United States Treasury Bond	3.375	05/15/44	2,802,427
14,000,000	United States Treasury Bond	3.125	08/15/44	15,031,185
16,750,000	United States Treasury Bond	3.000	11/15/44	17,574,380
16,000,000	United States Treasury Bond	2.500	02/15/45	15,236,012
22,000,000	United States Treasury Bond	3.000	05/15/45	23,079,198
16,000,000	United States Treasury Bond	2.875	08/15/45	16,390,735
10,750,000	United States Treasury Bond	3.000	11/15/45	11,277,278
22,000,000	United States Treasury Bond	2.500	02/15/46	20,911,515
27,000,000	United States Treasury Bond	2.500	05/15/46	25,654,595
10,000,000	United States Treasury Bond	2.250	08/15/46	9,010,233
18,300,000	United States Treasury Bond	2.875	11/15/46	18,751,706
28,000,000	United States Treasury Bond	3.000	02/15/47	29,414,619
3,500,000	United States Treasury Bond	3.000	05/15/47	3,675,730
30,000,000	United States Treasury Bond	2.750	08/15/47	30,003,782
40,000,000	United States Treasury Bond	2.750	11/15/47	40,020,600
15,000,000	United States Treasury Note	1.375	07/31/18	14,980,024
13,065,000	United States Treasury Note	2.250	07/31/18	13,113,436
40,350,000	United States Treasury Note	1.500	08/31/18	40,299,027
22,000,000	United States Treasury Note	1.375	09/30/18	21,941,056
28,000,000	United States Treasury Note	1.250	10/31/18	27,887,890
20,000,000	United States Treasury Note	0.750	02/15/19	19,756,950
30,000,000	United States Treasury Note	1.500	02/28/19	29,879,085
11,000,000	United States Treasury Note	1.625	03/31/19	10,967,193
157

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$40,750,000	United States Treasury Note	1.500%	05/31/19	$40,543,522
40,000,000	United States Treasury Note	1.625	06/30/19	39,857,946
18,000,000	United States Treasury Note	1.625	07/31/19	17,932,411
9,000,000	United States Treasury Note	1.250	08/31/19	8,907,422
50,500,000	United States Treasury Note	1.625	08/31/19	50,290,224
10,000,000	United States Treasury Note	0.875	09/15/19	9,831,471
9,000,000	United States Treasury Note	1.375	09/30/19	8,921,403
38,500,000	United States Treasury Note	1.750	09/30/19	38,408,901
10,000,000	United States Treasury Note	1.000	10/15/19	9,846,613
57,000,000	United States Treasury Note	1.500	11/30/19	56,581,275
25,000,000	United States Treasury Note	1.750	11/30/19	24,934,504
33,500,000	United States Treasury Note	1.625	12/31/19	33,320,330
15,000,000	United States Treasury Note	1.875	12/31/19	14,993,373
78,500,000	United States Treasury Note	1.375	02/29/20	77,604,025
5,000,000	United States Treasury Note	1.375	03/31/20	4,940,797
20,000,000	United States Treasury Note	1.375	04/30/20	19,749,970
50,000,000	United States Treasury Note	1.500	05/31/20	49,502,066
38,000,000	United States Treasury Note	1.500	06/15/20	37,612,743
45,000,000	United States Treasury Note	1.625	06/30/20	44,662,782
22,500,000	United States Treasury Note	1.625	07/31/20	22,324,472
4,000,000	United States Treasury Note	2.000	07/31/20	4,006,137
5,342,000	United States Treasury Note	2.625	08/15/20	5,434,716
34,000,000	United States Treasury Note	1.375	08/31/20	33,499,891
20,000,000	United States Treasury Note	1.375	09/15/20	19,712,905
30,000,000	United States Treasury Note	1.375	09/30/20	29,540,152
6,000,000	United States Treasury Note	2.000	09/30/20	6,007,634
40,000,000	United States Treasury Note	1.375	10/31/20	39,351,200
50,000,000	United States Treasury Note	1.625	11/30/20	49,494,017
5,000,000	United States Treasury Note	2.000	11/30/20	5,004,282
43,000,000	United States Treasury Note	1.875	12/15/20	42,872,381
25,000,000	United States Treasury Note	1.750	12/31/20	24,824,329
48,500,000	United States Treasury Note	1.375	01/31/21	47,571,943
5,900,000	United States Treasury Note	3.625	02/15/21	6,186,719
16,000,000	United States Treasury Note	1.125	02/28/21	15,558,226
10,000,000	United States Treasury Note	2.000	02/28/21	9,993,411
50,000,000	United States Treasury Note	1.250	03/31/21	48,762,066
55,000,000	United States Treasury Note	1.375	04/30/21	53,805,888
65,000,000	United States Treasury Note	1.375	05/31/21	63,532,988
25,000,000	United States Treasury Note	1.125	06/30/21	24,209,238
39,000,000	United States Treasury Note	1.125	07/31/21	37,711,619
27,610,000	United States Treasury Note	2.125	08/15/21	27,648,046
40,000,000	United States Treasury Note	1.125	08/31/21	38,638,020
30,185,000	United States Treasury Note	1.125	09/30/21	29,123,067
50,000,000	United States Treasury Note	1.250	10/31/21	48,434,394
13,379,100	United States Treasury Note	8.000	11/15/21	16,299,089
57,000,000	United States Treasury Note	1.750	11/30/21	56,201,640
51,700,000	United States Treasury Note	2.000	12/31/21	51,434,352
24,300,000	United States Treasury Note	1.875	01/31/22	24,045,902
60,000,000	United States Treasury Note	1.875	02/28/22	59,346,472
3,000,000	United States Treasury Note	1.750	03/31/22	2,950,547
51,000,000	United States Treasury Note	1.875	03/31/22	50,420,265
92,000,000	United States Treasury Note	1.875	04/30/22	90,892,513
33,000,000	United States Treasury Note	1.750	05/31/22	32,422,064
158

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$30,000,000	United States Treasury Note	1.750%	06/30/22	$29,454,477
63,000,000	United States Treasury Note	1.875	07/31/22	62,139,399
55,000,000	United States Treasury Note	1.625	08/31/22	53,633,866
35,000,000	United States Treasury Note	1.875	09/30/22	34,488,563
65,000,000	United States Treasury Note	2.000	10/31/22	64,425,434
10,500,000	United States Treasury Note	1.625	11/15/22	10,231,201
108,000,000	United States Treasury Note	2.000	11/30/22	107,001,806
16,000,000	United States Treasury Note	2.125	12/31/22	15,931,200
12,000,000	United States Treasury Note	2.500	08/15/23	12,160,403
11,000,000	United States Treasury Note	1.375	08/31/23	10,484,498
13,000,000	United States Treasury Note	2.750	11/15/23	13,349,217
20,000,000	United States Treasury Note	2.125	11/30/23	19,832,593
15,000,000	United States Treasury Note	2.250	01/31/24	14,964,539
25,000,000	United States Treasury Note	2.125	03/31/24	24,739,621
26,000,000	United States Treasury Note	2.500	05/15/24	26,287,625
15,000,000	United States Treasury Note	1.875	08/31/24	14,592,826
42,005,000	United States Treasury Note	2.250	11/15/24	41,778,319
14,000,000	United States Treasury Note	2.000	02/15/25	13,682,118
37,000,000	United States Treasury Note	2.125	05/15/25	36,425,557
37,000,000	United States Treasury Note	2.000	08/15/25	36,061,168
30,000,000	United States Treasury Note	2.250	11/15/25	29,728,384
44,500,000	United States Treasury Note	1.625	02/15/26	42,012,946
30,000,000	United States Treasury Note	1.625	05/15/26	28,248,158
25,000,000	United States Treasury Note	1.500	08/15/26	23,252,910
15,600,000	United States Treasury Note	2.000	11/15/26	15,092,798
27,000,000	United States Treasury Note	2.250	02/15/27	26,637,620
27,000,000	United States Treasury Note	2.375	05/15/27	26,914,753
61,000,000	United States Treasury Note	2.250	08/15/27	60,123,203
58,500,000	United States Treasury Note	2.250	11/15/27	57,656,419
	TOTAL U.S. TREASURY SECURITIES			3,468,867,412

	TOTAL GOVERNMENT BONDS			6,575,464,140
	(Cost $6,583,355,079)

STRUCTURED ASSETS - 2.3%

ASSET BACKED - 0.8%
291,792	American Airlines Pass Through Trust	4.950	01/15/23	310,533
400,521	American Airlines Pass Through Trust	4.000	07/15/25	412,336
249,210	American Airlines Pass Through Trust	3.700	10/01/26	254,817
263,597	American Airlines Pass Through Trust	3.375	05/01/27	263,317
185,796	American Airlines Pass Through Trust	3.600	09/22/27	188,954
190,319	American Airlines Pass Through Trust	3.575	01/15/28	193,763
165,900	American Airlines Pass Through Trust	3.200	06/15/28	165,414
300,000	American Airlines Pass Through Trust	3.650	02/15/29	306,540
1,885,000	American Express Credit Account Master Trust	1.930	09/15/22	1,875,996
	Series - 2017 1 (Class A)
3,000,000	AmeriCredit Automobile Receivables Trust	2.510	01/08/21	3,008,315
	Series - 2015 1 (Class C)
1,565,000	AmeriCredit Automobile Receivables Trust	2.730	03/08/21	1,573,129
	Series - 2015 3 (Class C)
955,000	AmeriCredit Automobile Receivables Trust	1.830	12/08/21	945,243
	Series - 2016 4 (Class B)
159

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,325,000		AmeriCredit Automobile Receivables Trust	2.600%	09/18/23	$1,320,637
		Series - 2017 4 (Class C)
1,000,000		BMW Vehicle Lease Trust	2.180	06/22/20	999,208
		Series - 2017 1 (Class A4)
1,200,000		Capital One Multi-Asset Execution Trust	2.080	03/15/23	1,196,715
		Series - 2015 A2 (Class A2)
1,500,000		Capital One Multi-Asset Execution Trust	1.990	07/17/23	1,490,341
		Series - 2017 A4 (Class A4)
1,000,000		CarMax Auto Owner Trust	1.520	02/16/21	995,872
		Series - 2016 2 (Class A3)
575,000		CarMax Auto Owner Trust	2.410	12/15/22	570,355
		Series - 2017 2 (Class B)
118,865		CenterPoint Energy Transition	3.460	08/15/19	119,158
		Series - 0 1 (Class A2)
434,983		CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	446,217
		Series - 2005 A (Class A5)
498,394		CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	498,464
		Series - 2012 1 (Class A2)
1,470,000		Chase Issuance Trust	1.370	06/15/21	1,455,887
		Series - 2016 A2 (Class A)
2,500,000		Chase Issuance Trust	1.270	07/15/21	2,470,584
		Series - 2016 A5 (Class A5)
1,600,000		Chase Issuance Trust	1.840	04/15/22	1,587,777
		Series - 2015 A4 (Class A4)
1,500,000		Chase Issuance Trust	2.770	03/15/23	1,521,887
		Series - 2014 A2 (Class A2)
1,000,000		Chase Issuance Trust	2.160	09/16/24	987,147
		Series - 2012 A7 (Class A7)
310,000		CitiBank Credit Card Issuance Trust	5.350	02/07/20	311,121
		Series - 2008 A1 (Class A1)
2,000,000		CitiBank Credit Card Issuance Trust	2.150	07/15/21	2,002,064
		Series - 2014 A6 (Class A6)
1,000,000		CitiBank Credit Card Issuance Trust	1.920	04/07/22	993,600
		Series - 2017 A3 (Class A3)
2,000,000		CitiBank Credit Card Issuance Trust	1.860	08/08/22	1,981,009
		Series - 2017 A8 (Class A8)
2,000,000		CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,035,752
		Series - 0 A1 (Class A1)
1,250,000		CitiBank Credit Card Issuance Trust	2.190	11/20/23	1,240,192
		Series - 2016 A2 (Class A2)
650,000	i	CSAIL Commercial Mortgage Trust	4.752	01/15/49	676,025
		Series - 2016 C6 (Class C)
500,000		CSAIL Commercial Mortgage Trust	2.608	11/15/49	493,316
		Series - 2016 C7 (Class A3)
1,250,000		CSAIL Commercial Mortgage Trust	2.970	04/15/50	1,260,615
		Series - 2015 C1 (Class A2)
1,000,000		Discover Card Execution Note Trust	2.120	12/15/21	1,000,474
		Series - 2014 A4 (Class A4)
3,500,000		Discover Card Execution Note Trust	1.880	02/15/23	3,468,913
		Series - 2017 A6 (Class A6)
2,735		FHLMC Multifamily Structured Pass Through Certificates	3.342	12/25/19	2,734
		Series - 2010 K007 (Class A1)
160

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,812,636		FHLMC Multifamily Structured Pass Through Certificates	1.459%	09/25/21	$1,790,892
		Series - 2012 K019 (Class A1)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	2,983,932
		Series - 2012 K023 (Class A2)
329,821		FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	333,185
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	502,271
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	503,999
		Series - 2013 K027 (Class A2)
72,316		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	72,952
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,080,361
		Series - 2013 K033 (Class A2)
1,750,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	1,837,821
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,577,186
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	3,065,423
		Series - 2015 K045 (Class A2)
975,000		Ford Credit Auto Owner Trust	2.240	06/15/22	969,732
		Series - 2017 A (Class B)
1,135,000		Ford Credit Floorplan Master Owner Trust A	1.950	11/15/21	1,129,618
		Series - 2016 5 (Class A1)
1,000,000		GM Financial Automobile Leasing Trust	1.620	09/20/19	998,600
		Series - 2016 2 (Class A3)
227,000		Hyundai Auto Receivables Trust	2.100	11/15/19	227,066
		Series - 2014 B (Class C)
1,500,000		Hyundai Auto Receivables Trust	1.770	01/18/22	1,488,028
		Series - 2017 B (Class A3)
2,000,000		Hyundai Auto Receivables Trust	2.300	07/15/22	2,001,948
		Series - 2015 B (Class C)
1,500,000		Hyundai Auto Receivables Trust	1.960	02/15/23	1,485,533
		Series - 2017 B (Class A4)
950,000		Mercedes-Benz Auto Receivables Trust	1.260	02/16/21	943,540
		Series - 2016 1 (Class A3)
1,000,000		Nissan Auto Receivables Owner Trust	1.180	01/15/21	989,700
		Series - 2016 C (Class A3)
9,356		Residential Funding Mortgage Securities II, Inc	6.560	02/25/36	9,798
		Series - 2006 HI1 (Class M2)
161

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$195,594		Santander Drive Auto Receivables Trust	2.360%	04/15/20	$195,664
		Series - 2014 2014-1 (Class C)
378,826		Santander Drive Auto Receivables Trust	2.460	06/15/20	379,468
		Series - 2014 5 (Class C)
910,000		Santander Drive Auto Receivables Trust	3.090	04/15/22	919,281
		Series - 2016 1 (Class C)
255,697		United Airlines Pass Through Trust	4.300	08/15/25	269,824
		Series - 0 2013-1 Cl (Class )
265,589		United Airlines Pass Through Trust	3.750	09/03/26	274,752
		Series - 0 2014-2 Cl (Class )
185,494		United Airlines Pass Through Trust	3.450	12/01/27	187,795
200,000		United Airlines Pass Through Trust	3.100	07/07/28	199,500
200,000		United Airlines Pass Through Trust	3.450	07/07/28	202,716
400,000		United Airlines Pass Through Trust	2.875	10/07/28	392,300
142,870		US Airways Pass Through Trust	4.625	06/03/25	151,656
231,806		US Airways Pass Through Trust	3.950	11/15/25	241,542
15,000	g	Vornado DP LLC	4.004	09/13/28	15,530
		Series - 2010 VNO (Class A2FX)
1,215,000		World Financial Network Credit Card Master Trust	2.550	06/17/24	1,219,433
		Series - 2015 B (Class A)
1,060,000		World Omni Auto Receivables Trust	1.680	12/15/20	1,057,922
		Series - 2014 B (Class A4)
		TOTAL ASSET BACKED			72,323,389

OTHER MORTGAGE BACKED - 1.5%
1,500,000		BANK 2017-BNK5	3.390	06/15/60	1,530,050
		Series - 2017 BNK5 (Class A5)
2,000,000		BANK 2017-BNK9	3.538	11/15/54	2,059,510
		Series - 2017 BNK9 (Class A4)
3,000,000		Barclays Commercial Mortgage Trust	3.674	02/15/50	3,127,086
		Series - 2017 C1 (Class A4)
1,000,000	i	CD Commercial Mortgage Trust	3.526	11/10/49	1,031,871
		Series - 2016 CD2 (Class A4)
2,000,000		CD Commercial Mortgage Trust	3.631	02/10/50	2,086,599
		Series - 2017 CD3 (Class A4)
1,000,000		CD Commercial Mortgage Trust	3.025	08/15/50	1,014,377
		Series - 2017 CD5 (Class A2)
2,500,000		CD Commercial Mortgage Trust	3.431	08/15/50	2,562,460
		Series - 2017 CD5 (Class A4)
1,000,000	i	CD Mortgage Trust	3.684	08/15/50	1,020,229
		Series - 2017 CD5 (Class AS)
538,941		Citigroup Commercial Mortgage Trust	1.987	04/10/46	538,764
		Series - 2013 2013-GC11 (Class A2)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,061,954
		Series - 2013 2013-GC11 (Class AS)
755,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	800,759
		Series - 2014 2014-GC19 (Class A4)
440,887		Citigroup Commercial Mortgage Trust	3.622	07/10/47	459,053
		Series - 2014 GC23 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	519,791
		Series - 2014 2014-GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	1,007,512
		Series - 2015 GC27 (Class A5)
162

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Citigroup Commercial Mortgage Trust	3.571%	02/10/48	$1,007,257
		Series - 2015 GC27 (Class AS)
1,000,000		Citigroup Commercial Mortgage Trust	3.616	02/10/49	1,035,178
		Series - 2016 GC36 (Class A5)
2,000,000		Citigroup Commercial Mortgage Trust	3.314	04/10/49	2,027,764
		Series - 2016 GC37 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.576	04/10/49	498,375
		Series - 2016 GC37 (Class AS)
1,500,000		Citigroup Commercial Mortgage Trust	2.832	08/10/49	1,467,191
		Series - 2016 C2 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.465	09/15/50	1,026,135
		Series - 2017 P8 (Class A4)
1,480,000		Citigroup Commercial Mortgage Trust	3.778	09/10/58	1,551,300
		Series - 2015 GC33 (Class A4)
580,000		COMM Mortgage Trust	4.063	12/10/44	602,624
		Series - 2012 LC4 (Class AM)
406,919		COMM Mortgage Trust	2.752	08/15/45	409,930
		Series - 2012 CR2 (Class ASB)
64,750		COMM Mortgage Trust	1.906	01/10/46	64,717
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	402,799
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	534,542
		Series - 0 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,061,881
		Series - 2013 CR12 (Class A4)
2,000,000		COMM Mortgage Trust	3.039	11/12/46	2,015,204
		Series - 2013 CR13 (Class A2)
941,421		COMM Mortgage Trust	2.928	02/10/47	947,732
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	527,283
		Series - 2014 A5 (Class A5)
970,362		COMM Mortgage Trust	2.840	04/10/47	977,543
		Series - 2014 LC15 (Class A2)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,059,978
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,048,894
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,041,692
		Series - 2014 UBS4 (Class A5)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,035,045
		Series - 2014 CR20 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.339	12/10/47	1,038,313
		Series - 2014 CR21 (Class B)
3,150,000		COMM Mortgage Trust	3.183	02/10/48	3,186,540
		Series - 2015 LC19 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.261	02/10/48	1,018,343
		Series - 2015 LC19 (Class C)
1,700,000		COMM Mortgage Trust	3.708	07/10/48	1,774,720
		Series - 2015 LC21 (Class A4)
1,000,000		COMM Mortgage Trust	3.432	08/10/48	1,027,477
		Series - 2015 CR24 (Class A4)
163

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		COMM Mortgage Trust	3.759%	08/10/48	$1,047,301
		Series - 2015 CR25 (Class A4)
1,500,000		COMM Mortgage Trust	3.221	10/10/48	1,530,635
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/48	1,572,458
		Series - 2015 LC23 (Class A4)
147,158	i	COMM Mortgage Trust	6.077	12/10/49	146,961
		Series - 2008 LS1 (Class ASM)
500,000		COMM Mortgage Trust	4.258	08/10/50	535,231
		Series - 2013 CR11 (Class A4)
2,000,000		DBJPM	2.691	05/10/49	2,007,611
		Series - 2016 C1 (Class A2)
3,500,000		DBJPM	3.276	05/10/49	3,546,471
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	1,007,182
		Series - 2016 C1 (Class AM)
1,590,000		DBJPM	3.328	06/10/50	1,617,201
		Series - 2017 C6 (Class A5)
345,550		GS Mortgage Securities Corp II	3.314	01/10/45	351,215
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	302,403
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	301,529
		Series - 2013 GC10 (Class AS)
800,000		GS Mortgage Securities Corp II	3.382	05/10/50	819,563
		Series - 2015 GC30 (Class A4)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,790,104
		Series - 2011 GC5 (Class A4)
498,119		GS Mortgage Securities Trust	3.482	01/10/45	512,434
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	205,146
		Series - 0 GCJ7 (Class B)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	507,975
		Series - 2013 GC12 (Class A4)
511,000		GS Mortgage Securities Trust	3.813	11/10/46	530,477
		Series - 2013 GC16 (Class AAB)
171,710		GS Mortgage Securities Trust	2.924	01/10/47	172,833
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,061,179
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,550,520
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	1,914,819
		Series - 2015 GC28 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.178	11/10/49	1,512,937
		Series - 2016 GS4 (Class A3)
1,350,000	i	GS Mortgage Securities Trust	3.803	11/10/49	1,334,478
		Series - 2016 GS4 (Class C)
1,000,000		GS Mortgage Securities Trust	2.945	08/10/50	1,010,515
		Series - 2017 GS7 (Class A2)
1,500,000		GS Mortgage Securities Trust	3.430	08/10/50	1,527,058
		Series - 2017 GS7 (Class A4)
164

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633%	12/05/27	$95,436
		Series - 2009 IWST (Class A2)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.136	05/15/45	299,768
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	308,643
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	529,095
		Series - 2013 C13 (Class A4)
410,320		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	429,754
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	533,949
		Series - 2013 C16 (Class A4)
406,599		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	408,484
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	301,562
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	509,427
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	578,858
		Series - 2013 C10 (Class AS)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.822	08/15/49	978,856
		Series - 2016 JP2 (Class A4)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	2,095,460
		Series - 2014 C22 (Class A4)
1,500,000		JPMBB Commercial Mortgage Securities Trust	2.940	11/15/47	1,515,384
		Series - 2014 C24 (Class A2)
1,875,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	1,905,911
		Series - 2015 C29 (Class B)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.322	07/15/48	2,048,567
		Series - 2015 C30 (Class A3)
2,700,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	2,732,439
		Series - 2015 C28 (Class A4)
1,100,000		JPMBB Commercial Mortgage Securities Trust	3.532	10/15/48	1,109,343
		Series - 2015 C28 (Class AS)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,094,347
		Series - 2015 C33 (Class A4)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	1,035,477
		Series - 2016 C1 (Class A5)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/15/49	519,162
		Series - 2016 C1 (Class AS)
500,000	i	JPMBB Commercial Mortgage Securities Trust	4.747	03/15/49	535,781
		Series - 2016 C1 (Class B)
165

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		JPMCC Commercial Mortgage Securities Trust	3.038%	09/15/50	$1,013,159
		Series - 2017 JP7 (Class A2)
2,500,000		JPMCC Commercial Mortgage Securities Trust	3.454	09/15/50	2,560,998
		Series - 2017 JP7 (Class A5)
1,000,000	i	JPMDB Commercial Mortgage Securities Trust	3.990	06/15/49	1,021,543
		Series - 2016 C2 (Class B)
154,028	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	122,376
		Series - 2006 C6 (Class AJ)
158,245	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	158,164
		Series - 2007 C6 (Class AM)
97,376		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	97,625
		Series - 2012 2012-C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	60,497
		Series - 2013 2013-C7 (Class A4)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	1,268,579
		Series - 2013 2013-C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	505,318
		Series - 2013 2013-C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	239,037
		Series - 2013 2013-C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	207,574
		Series - 2013 2013-C12 (Class ASB)
359,193		Morgan Stanley Bank of America Merrill Lynch Trust	2.916	02/15/47	361,775
		Series - 2014 2014-C14 (Class A2)
567,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	582,618
		Series - 2014 2014-C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,294,844
		Series - 2014 2014-C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,105,288
		Series - 2014 2014-C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,546,925
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	1,018,992
		Series - 2015 C22 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,048,201
		Series - 2015 C24 (Class A4)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.599	05/15/50	2,070,241
		Series - 2017 C33 (Class A5)
1,250,000		Morgan Stanley Capital I Trust	3.244	03/15/45	1,274,813
		Series - 2012 C4 (Class A4)
535,000		Morgan Stanley Capital I Trust	3.594	03/15/49	553,488
		Series - 2016 UBS9 (Class A4)
29,337		Morgan Stanley Capital I Trust	4.770	07/15/56	29,274
		Series - 0 IQ9 (Class AJ)
64,658	i	TIAA Seasoned Commercial Mortgage Trust	5.476	08/15/39	64,856
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,526,835
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	509,545
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,032,683
		Series - 2012 C2 (Class A4)
166

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$326,470		UBS Citigroup Commercial Mortgage Trust	3.595%	01/10/45	$334,639
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	107,279
		Series - 2012 C1 (Class B)
1,000,000		UBS Commercial Mortgage Trust	2.998	08/15/50	1,019,179
		Series - 2017 C3 (Class A2)
1,500,000		UBS Commercial Mortgage Trust	3.426	08/15/50	1,529,434
		Series - 2017 C3 (Class A4)
1,000,000	i	UBS Commercial Mortgage Trust	3.739	08/15/50	1,011,667
		Series - 2017 C3 (Class AS)
1,000,000		UBS Commercial Mortgage Trust	3.147	10/15/50	1,021,558
		Series - 2017 C4 (Class A2)
875,000	i	Wells Fargo Commercial Mortgage Trust	3.872	05/15/48	897,496
		Series - 2015 C28 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	2,086,256
		Series - 2015 C31 (Class A4)
480,000	i	Wells Fargo Commercial Mortgage Trust	4.224	12/15/48	496,586
		Series - 2015 NXS4 (Class B)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.652	08/15/49	1,936,379
		Series - 2016 BNK1 (Class A3)
500,000		Wells Fargo Commercial Mortgage Trust	2.967	08/15/49	472,858
		Series - 2016 BNK1 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	3.377	11/15/49	991,505
		Series - 2016 NXS6 (Class AS)
117,000		Wells Fargo Commercial Mortgage Trust	3.896	03/15/59	115,341
		Series - 2016 C33 (Class C)
250,000	i	WF-RBS Commercial Mortgage Trust	4.826	06/15/45	250,732
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	405,292
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	776,226
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	615,963
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	503,614
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,050,226
		Series - 2014 C19 (Class B)
3,000,000		WF-RBS Commercial Mortgage Trust	3.635	05/15/47	3,080,486
		Series - 2014 C20 (Class A3)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	510,074
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			139,678,449

		TOTAL STRUCTURED ASSETS			212,001,838
		(Cost $212,205,615)

		TOTAL BONDS			9,173,293,057
		(Cost $9,118,984,900)

167

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.1%
$10,000,000	Federal Home Loan Bank (FHLB)	1.050%	01/02/18	$10,000,000
	TOTAL GOVERNMENT AGENCY DEBT			10,000,000

TREASURY DEBT - 0.7%
10,445,000	United States Cash Management Bill	0.900	01/02/18	10,445,000
13,750,000	United States Treasury Bill	1.132-1.166	01/04/18	13,749,134
40,150,000	United States Treasury Bill	1.143-1.219	01/11/18	40,138,181
100,000	United States Treasury Bill	1.412	03/29/18	99,673
	TOTAL TREASURY DEBT			64,431,988

	TOTAL SHORT-TERM INVESTMENTS			74,431,988
	(Cost $74,429,478)

	TOTAL INVESTMENTS - 100.2%			9,247,725,045
	(Cost $9,193,414,378)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%			(17,212,284)
	NET ASSETS - 100.0%			$9,230,512,761

	Abbreviation(s):
DGS1	1-Year Treasury Constant Maturity Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
USD	United States Dollar
Y	Year

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2017, the aggregate value of these securities was $81,893,252 or 0.9% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
168

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2017

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 3.3%

AUTOMOBILES & COMPONENTS - 0.1%
$1,940,487	i	Dealer Tire LLC	LIBOR 3 M + 3.250%	5.000%	12/07/21	$1,967,168
2,778,132	i	Gates Global LLC	LIBOR 3 M + 3.000%	4.690	04/01/24	2,791,633
		TOTAL AUTOMOBILES & COMPONENTS				4,758,801

CAPITAL GOODS - 0.2%
2,590,924	i	CHI Overhead Doors, Inc	LIBOR 3 M + 3.250%	4.943	07/31/22	2,589,317
940,385	i	Manitowoc Foodservice, Inc	LIBOR 1 M + 2.750%	4.320	03/03/23	946,657
398,000	i	Penn Engineering & Manufacturing Corp	LIBOR 1 and 3 M + 2.750%	4.320	06/27/24	398,995
496,250	i	Proampac PG Borrower LLC	LIBOR 3 M + 3.500%	4.940	11/20/23	499,818
2,517,048	i	TransDigm, Inc	LIBOR 1 and 3 M + 2.750%	4.440	06/09/23	2,519,842
		TOTAL CAPITAL GOODS				6,954,629

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
1,990,000	i	Clean Harbors, Inc	LIBOR 1 M + 2.000%	3.570	06/28/24	1,999,950
2,369,715	i	Cotiviti Corp	LIBOR 3 M + 2.500%	4.200	09/28/23	2,384,526
2,970,000	i	Creative Artists Agency LLC	LIBOR 1 M + 3.500%	4.980	02/15/24	2,983,929
3,139,829	i	ProQuest LLC	LIBOR 1 M + 3.750%	5.319	10/24/21	3,177,130
4,788,950	i	Spin Holdco, Inc	LIBOR 2 M + 3.750%	5.147	11/14/22	4,822,473
3,190,403	i	Trans Union LLC	LIBOR 1 M + 2.000%	3.570	04/07/23	3,201,187
200,523	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	4.250	05/14/22	200,523
1,144,999	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	4.820	05/16/22	1,144,999
1,477,155	i	West Corp	LIBOR 1 M + 4.000%	5.350	10/10/24	1,480,227
1,196,736	i	XPO Logistics, Inc	LIBOR 3 M + 2.250%	3.600	11/01/21	1,203,079
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				22,598,023

CONSUMER DURABLES & APPAREL - 0.0%
1,468,039	i	Academy Ltd	LIBOR 1 and 3 M + 4.000%	5.490	07/01/22	1,152,043
982,331	i	FullBeauty Brands Holdings Corp	LIBOR 1 M + 4.750%	6.320	10/14/22	572,208
		TOTAL CONSUMER DURABLES & APPAREL				1,724,251

CONSUMER SERVICES - 0.4%
2,779,234	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	5.440	07/28/22	2,754,916
2,328,450	i	Jackson Hewitt Tax Service, Inc	LIBOR 3 M + 7.000%	8.380	07/30/20	2,290,613
3,312,105	i	KinderCare Education LLC	LIBOR 3 M + 3.750%	5.443	08/12/22	3,316,245
1,481,250	i	Monitronics International, Inc	LIBOR 3 M + 5.500%	7.190	09/30/22	1,466,437
1,642,546	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	4.320	05/02/22	1,653,502
2,294,250	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 3.250%	4.670	08/14/24	2,311,457
3,564,899	i	Sterling Midco Holdings, Inc	LIBOR 1 M + 3.500%	5.069	06/19/24	3,573,811
		TOTAL CONSUMER SERVICES				17,366,981

DIVERSIFIED FINANCIALS - 0.0%
255,000	i	Donnelley Financial Solutions, Inc	LIBOR 1 M + 3.000%	4.550	09/29/23	256,117
		TOTAL DIVERSIFIED FINANCIALS				256,117
169

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
ENERGY - 0.1%
$1,435,000	i	California Resources Corp	LIBOR 1 M + 10.375%	11.876%	12/31/21	$1,573,119
3,000,000	i	Ultra Resources, Inc	LIBOR 3 M + 3.000%	4.410	04/12/24	2,993,250
		TOTAL ENERGY				4,566,369

FOOD & STAPLES RETAILING - 0.2%
2,384,031	i	Albertsons LLC	LIBOR 1 M + 2.750%	4.320	08/25/21	2,334,443
113,430	i	Albertsons LLC	LIBOR 3 M + 3.000%	4.460	06/22/23	110,972
1,147,125	i	Give & Go Prepared Foods Corp	LIBOR 3 M + 4.250%	5.700	07/29/23	1,151,427
1,000,000	i	Rite Aid Corp	LIBOR 1 W + 4.750%	6.240	08/21/20	1,002,920
1,500,000	i	Rite Aid Corp	LIBOR 1 W + 3.875%	5.105	06/21/21	1,501,875
		TOTAL FOOD & STAPLES RETAILING				6,101,637

FOOD, BEVERAGE & TOBACCO - 0.0%
1,590,177	i	Post Holdings, Inc	LIBOR 1 M + 2.250%	3.820	05/24/24	1,595,011
		TOTAL FOOD, BEVERAGE & TOBACCO				1,595,011

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
645,125	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	4.320	03/01/24	646,015
99,248	i	Envision Healthcare Corp	LIBOR 1 M + 3.000%	4.570	12/01/23	99,455
847,705	i	Greatbatch Ltd	LIBOR 1 M + 3.250%	4.660	10/27/22	853,664
1,235,156	i	inVentiv Group Holdings, Inc	LIBOR 1 M + 2.250%	3.820	08/01/24	1,235,934
1,964,824	i	Onex Schumacher Finance LP	LIBOR 1 M + 4.000%	5.570	07/29/22	1,935,352
985,000	i	Precyse Acquisition Corp	LIBOR 1 M + 4.500%	6.069	10/20/22	986,231
222,750	i	Press Ganey Holdings, Inc	LIBOR 1 M + 3.000%	4.570	10/23/23	224,004
2,543,625	i	Surgery Center Holdings, Inc	LIBOR 1 M + 3.250%	4.820	09/03/24	2,513,941
3,622,625	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	4.319	02/06/24	3,525,285
3,250,500	i	VCVH Holding Corp	LIBOR 3 M + 5.000%	6.700	06/01/23	3,270,816
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				15,290,697

INSURANCE - 0.2%
223,315	i	Acrisure LLC	LIBOR 2 M + 4.250%	5.647	11/22/23	225,269
482,828	i	AssuredPartners, Inc	LIBOR 1 M + 3.500%	5.070	10/22/24	485,546
1,990,000	i	Asurion LLC	LIBOR 1 M + 2.750%	3.990	08/04/22	1,999,015
349,266	i	Asurion LLC	LIBOR 1 M + 3.000%	4.570	11/03/23	350,795
800,000	i	Asurion LLC	LIBOR 1 M + 6.000%	7.240	08/04/25	821,248
2,250,000	i	Deerfield Holdings Corp	LIBOR 3 M + 3.250%	4.250	12/06/24	2,252,812
		TOTAL INSURANCE				6,134,685

MATERIALS - 0.1%
796,000	i	Flex Acquisition Co, Inc	LIBOR 3 M + 3.000%	4.340	12/31/23	799,487
274,313	i	H.B. Fuller Co	LIBOR 1 M + 2.250%	3.750	10/21/24	275,037
423,938	i	Plastipak Holdings, Inc	LIBOR 3 M + 2.750%	4.450	10/14/24	426,163
1,373,423	i	Plaze, Inc	LIBOR 3 M + 3.500%	5.090	07/29/22	1,382,432
721,154	i	Quikrete Holdings, Inc	LIBOR 1 M + 2.750%	4.320	11/15/23	722,055
800,000	i	Solenis International LP	LIBOR 3 M + 6.750%	8.229	07/29/22	762,664
196,512	i	Tronox Blocked Borrower LLC	LIBOR 3 M + 3.000%	4.690	09/23/24	197,634
453,488	i	Tronox Finance LLC	LIBOR 3 M + 3.000%	4.690	09/23/24	456,078
		TOTAL MATERIALS				5,021,550
170

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
MEDIA - 0.3%
$2,422,689	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	5.443%	07/08/22	$2,396,960
1,550,801	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	3.741	07/17/25	1,543,528
827,849	i	EIG Investors Corp	LIBOR 3 M + 4.000%	5.460	02/09/23	832,510
476,953	i	Lions Gate Entertainment Corp	LIBOR 1 M + 2.250%	3.819	12/08/23	477,101
437,500	i	Match Group, Inc	LIBOR 2 M + 2.500%	3.850	11/16/22	440,234
62,940	i	Mission Broadcasting, Inc	LIBOR 1 M + 2.500%	3.860	01/17/24	63,074
498,568	i	Nexstar Broadcasting, Inc	LIBOR 1 M + 2.500%	3.860	01/17/24	499,634
1,195,000	i	Time, Inc	LIBOR 1 M + 3.500%	5.069	10/11/24	1,195,753
3,167,145	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	4.320	03/15/24	3,154,825
1,325,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	3.980	01/15/26	1,324,179
		TOTAL MEDIA				11,927,798

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,820,438	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	5.070	09/26/24	1,758,998
83,074	i	Valeant Pharmaceuticals International, Inc	LIBOR 1 M + 3.500%	4.940	04/01/22	84,197
1,395,750	i	Vizient, Inc	LIBOR 1 M + 3.500%	5.070	02/13/23	1,399,937
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				3,243,132

REAL ESTATE - 0.2%
1,496,250	i	ACOF V DP Acquiror LLC	LIBOR 3 M + 3.000%	4.420	08/15/24	1,503,731
3,816,161	i	DTZ US Borrower LLC	LIBOR 1 and 3 M + 3.250%	4.708	11/04/21	3,763,002
319,313	i	MGM Growth Properties LLC	LIBOR 1 M + 2.250%	3.820	04/25/23	320,395
675,000	i	Ten-X LLC	LIBOR 1 M + 4.000%	5.570	09/29/24	676,269
		TOTAL REAL ESTATE				6,263,397

RETAILING - 0.3%
2,992,500	i	Bass Pro Group LLC	LIBOR 1 M + 5.000%	6.570	09/25/24	2,981,278
976,735	i	Men’s Wearhouse, Inc	LIBOR 1 and 3 M + 3.500%	4.880	06/18/21	976,130
2,949,596	i	PetSmart, Inc	LIBOR 1 M + 3.000%	4.570	03/11/22	2,351,389
1,047,375	i	Sally Holdings LLC	LIBOR 1 M + 2.500%	4.125	07/05/24	1,044,757
1,500,000		Sally Holdings LLC		4.500	07/05/24	1,496,250
2,000,000	i	Staples, Inc	LIBOR 2 M + 4.000%	5.490	09/12/24	1,959,000
		TOTAL RETAILING				10,808,804

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
750,000	i	Brooks Automation, Inc	LIBOR 3 M + 2.500%	4.010	10/04/24	750,000
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				750,000

SOFTWARE & SERVICES - 0.2%
2,666,250	i	DTI Holdco, Inc	LIBOR 3 M + 5.250%	6.630	09/30/23	2,656,251
1,325,000	i	First Data Corp	LIBOR 1 M + 2.250%	3.800	07/08/22	1,325,729
945,228	i	Infor US, Inc	LIBOR 3 M + 2.750%	4.440	02/01/22	948,187
1,989,552	i	Mitchell International, Inc	LIBOR 3 M + 3.250%	4.943	11/20/24	1,987,781
41,373	i	SS&C European Holdings SARL	LIBOR 1 M + 2.250%	3.819	07/08/22	41,649
2,202,932	i	SS&C Technologies, Inc	LIBOR 1 M + 2.250%	3.819	07/08/22	2,217,625
		TOTAL SOFTWARE & SERVICES				9,177,222

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,021,702	i	MKS Instruments, Inc	LIBOR 1 M + 2.000%	3.570	05/01/23	1,025,533
1,121,767	i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.690	07/05/23	1,130,180
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				2,155,713
171

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
TELECOMMUNICATION SERVICES - 0.0%
$1,179,090	i	CNT Holdings III Corp	LIBOR 2 M + 3.250%	4.880%	01/22/23	$1,137,822
		TOTAL TELECOMMUNICATION SERVICES				1,137,822

UTILITIES - 0.0%
990,019	i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	5.570	07/14/23	995,998
		TOTAL UTILITIES				995,998

		TOTAL BANK LOAN OBLIGATIONS				138,828,637
		(Cost $139,402,940)

BONDS - 95.0%

CORPORATE BONDS - 31.6%

AUTOMOBILES & COMPONENTS - 0.7%
350,000	g	Adient Global Holdings Ltd		4.875	08/15/26	359,625
720,000	g	Allison Transmission, Inc		5.000	10/01/24	742,500
950,000		Aptiv plc		3.150	11/19/20	964,603
1,900,000	g	BMW US Capital LLC		2.000	04/11/21	1,872,785
1,500,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	1,625,625
1,000,000		Ford Motor Co		7.450	07/16/31	1,306,771
2,575,000		General Motors Co		3.500	10/02/18	2,601,773
2,300,000		General Motors Co		4.200	10/01/27	2,379,726
1,350,000		General Motors Co		6.600	04/01/36	1,643,804
1,325,000		General Motors Co		6.250	10/02/43	1,568,218
750,000		General Motors Co		6.750	04/01/46	943,564
1,325,000		General Motors Co		5.400	04/01/48	1,443,986
800,000		Goodyear Tire & Rubber Co		5.000	05/31/26	824,880
2,000,000	g	Hyundai Capital America		3.250	09/20/22	1,997,380
2,400,000	g	Hyundai Capital Services, Inc		3.000	03/06/22	2,364,178
3,000,000	g	Hyundai Capital Services, Inc		3.000	08/29/22	2,949,201
250,000	g,o	IHO Verwaltungs GmbH		4.125	09/15/21	254,375
250,000	g,o	IHO Verwaltungs GmbH		4.500	09/15/23	254,845
250,000	g,o	IHO Verwaltungs GmbH		4.750	09/15/26	253,750
1,450,000		Magna International, Inc		3.625	06/15/24	1,498,985
1,850,000	g	Schaeffler Finance BV		4.750	05/15/23	1,887,000
600,000		Tenneco, Inc		5.000	07/15/26	615,000
191,000	g	ZF North America Capital, Inc		4.750	04/29/25	202,221
		TOTAL AUTOMOBILES & COMPONENTS				30,554,795

BANKS - 5.2%
1,900,000	g,i	Akbank TAS	USD SWAP SEMI 30/360 5 Y + 5.026%	7.200	03/16/27	2,000,605
1,500,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	1,494,925
1,500,000	g	Banco de Bogota S.A.		6.250	05/12/26	1,617,450
1,650,000	g	Banco General S.A.		4.125	08/07/27	1,650,297
3,000,000	g	Banco Nacional de Comercio Exterior SNC		4.375	10/14/25	3,120,000
1,400,000		Banco Santander S.A.		3.125	02/23/23	1,392,675
800,000		Banco Santander S.A.		3.800	02/23/28	799,866
5,000,000		Bank of America Corp		1.950	05/12/18	5,000,378
1,000,000		Bank of America Corp		5.490	03/15/19	1,035,236
172

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$10,000,000		Bank of America Corp		2.250%	04/21/20	$10,006,381
3,225,000		Bank of America Corp		2.151	11/09/20	3,209,990
2,150,000		Bank of America Corp		3.875	08/01/25	2,267,334
4,200,000		Bank of America Corp		3.248	10/21/27	4,166,465
4,125,000		Bank of America Corp		3.593	07/21/28	4,191,631
1,500,000	g	Bank of America Corp		3.419	12/20/28	1,499,860
5,000,000	g	Bank of Montreal		2.500	01/11/22	4,992,483
1,275,000	i	Bank of Montreal	USD SWAP SEMI 30/360 5 Y + 1.432%	3.803	12/15/32	1,260,503
1,400,000		Bank of Nova Scotia		4.650	12/30/49	1,391,670
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		2.350	09/08/19	949,995
1,250,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		3.250	09/08/24	1,267,622
1,550,000		Barclays plc		3.650	03/16/25	1,547,184
650,000	g	BPCE S.A.		3.000	05/22/22	649,644
375,000		Branch Banking & Trust Co		2.300	10/15/18	375,692
2,000,000		Capital One Bank USA NA		1.500	03/22/18	1,997,494
2,350,000		Capital One Bank USA NA		2.950	07/23/21	2,363,761
2,000,000		Capital One Bank USA NA		2.650	08/08/22	1,978,799
300,000		Capital One Bank USA NA		3.375	02/15/23	302,918
5,000,000		CitiBank NA		2.100	06/12/20	4,966,980
9,200,000		Citigroup, Inc		3.200	10/21/26	9,125,566
2,150,000		Citigroup, Inc		3.668	07/24/28	2,180,638
1,500,000		Citigroup, Inc		4.125	07/25/28	1,545,497
1,525,000		Citizens Bank NA		2.650	05/26/22	1,510,863
1,325,000		Compass Bank		2.875	06/29/22	1,310,978
2,700,000		Cooperatieve Rabobank UA		2.500	01/19/21	2,712,116
6,825,000		Cooperatieve Rabobank UA		3.750	07/21/26	6,912,125
1,150,000	g	Credit Agricole S.A.		2.500	04/15/19	1,153,752
1,075,000	g	Credit Agricole S.A.		2.375	07/01/21	1,067,353
2,325,000	g	Credit Agricole S.A.		3.250	10/04/24	2,308,828
1,206,000		Discover Bank		3.200	08/09/21	1,223,288
450,000		Discover Bank		3.450	07/27/26	444,098
500,000	g	HSBC Bank plc		4.125	08/12/20	521,169
4,075,000		HSBC Holdings plc		2.650	01/05/22	4,047,484
1,275,000		HSBC Holdings plc		3.262	03/13/23	1,292,594
1,100,000		HSBC Holdings plc		3.033	11/22/23	1,102,062
2,500,000		HSBC Holdings plc		3.900	05/25/26	2,592,167
750,000		HSBC Holdings plc		4.375	11/23/26	782,802
1,250,000		HSBC Holdings plc		4.041	03/13/28	1,302,307
675,000	i	HSBC Holdings plc	USD ICE SWAP 11:00 NY 5 Y + 3.746%	6.000	12/30/49	709,594
3,700,000		HSBC USA, Inc		1.625	01/16/18	3,699,726
2,625,000		Huntington National Bank		2.500	08/07/22	2,588,786
1,000,000	g	Intercorp Financial Services, Inc		4.125	10/19/27	981,250
1,000,000		JPMorgan Chase & Co		1.800	01/25/18	999,923
5,000,000		JPMorgan Chase & Co		2.250	01/23/20	4,996,384
3,275,000		JPMorgan Chase & Co		2.295	08/15/21	3,245,329
2,175,000		JPMorgan Chase & Co		2.776	04/25/23	2,176,839
700,000		JPMorgan Chase & Co		2.700	05/18/23	695,305
5,000,000		JPMorgan Chase & Co		3.875	09/10/24	5,214,486
2,000,000		JPMorgan Chase & Co		3.200	06/15/26	1,998,387
4,075,000		JPMorgan Chase & Co		2.950	10/01/26	4,001,505
173

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,325,000		JPMorgan Chase & Co		3.882%	07/24/38	$2,399,896
400,000		JPMorgan Chase & Co		5.150	12/30/49	413,520
775,000		KeyBank NA		2.500	12/15/19	777,191
2,750,000		KeyBank NA		2.300	09/14/22	2,695,519
775,000	g	Macquarie Bank Ltd		2.600	06/24/19	777,026
2,200,000		Manufacturers & Traders Trust Co		2.100	02/06/20	2,192,618
4,000,000		Mitsubishi UFJ Financial Group, Inc		3.287	07/25/27	3,980,523
1,725,000	g	Mitsubishi UFJ Trust & Banking Corp		2.450	10/16/19	1,727,537
1,675,000		PNC Bank NA		2.200	01/28/19	1,675,405
3,500,000		PNC Bank NA		2.600	07/21/20	3,522,049
1,275,000		PNC Bank NA		2.450	11/05/20	1,276,819
3,000,000		PNC Bank NA		2.950	01/30/23	3,019,466
2,100,000		PNC Bank NA		3.100	10/25/27	2,093,921
2,500,000		PNC Financial Services Group, Inc		3.900	04/29/24	2,617,217
700,000	g	Rabobank Nederland NV		11.000	12/30/49	782,250
2,325,000	g	Santander Holdings USA, Inc		3.400	01/18/23	2,315,615
975,000	g	Santander Holdings USA, Inc		4.400	07/13/27	996,803
675,000		Santander UK Group Holdings plc		3.571	01/10/23	684,650
3,000,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20	3,012,369
2,000,000		Sumitomo Mitsui Banking Corp		2.500	07/19/18	2,007,061
1,500,000		Sumitomo Mitsui Banking Corp		2.450	01/16/20	1,500,396
2,800,000		Sumitomo Mitsui Financial Group, Inc		2.442	10/19/21	2,770,200
3,675,000		Sumitomo Mitsui Financial Group, Inc		2.778	10/18/22	3,651,373
1,350,000		SunTrust Banks, Inc		2.900	03/03/21	1,364,990
575,000		SunTrust Banks, Inc		2.750	05/01/23	569,650
575,000		Synchrony Bank		3.000	06/15/22	572,586
3,475,000	g	TC Ziraat Bankasi AS.		5.125	09/29/23	3,385,651
2,700,000		Toronto-Dominion Bank		1.850	09/11/20	2,669,960
475,000	i	Toronto-Dominion Bank	USD SWAP SEMI 30/360 5 Y + 2.205%	3.625	09/15/31	473,588
2,500,000	g,i	Turkiye Garanti Bankasi AS.	USD SWAP SEMI 30/360 5 Y + 4.220%	6.125	05/24/27	2,495,065
2,300,000	g	Turkiye Is Bankasi		6.125	04/25/24	2,319,798
850,000	g	UBS AG.		2.450	12/01/20	847,437
400,000		UnionBanCal Corp		3.500	06/18/22	409,975
5,000,000		Westpac Banking Corp		2.750	01/11/23	4,989,099
1,700,000	i	Westpac Banking Corp	USD ICE SWAP 11:00 NY 5 Y + 2.236%	4.322	11/23/31	1,751,057
825,000	i	Westpac Banking Corp	USD ICE SWAP 11:00 NY 5 Y + 2.888%	5.000	12/30/49	822,541
2,400,000	g	Yapi ve Kredi Bankasi AS.		5.850	06/21/24	2,399,470
3,000,000	g	Zenith Bank plc		7.375	05/30/22	3,121,206
		TOTAL BANKS				217,022,536

CAPITAL GOODS - 0.6%
1,200,000		Air Lease Corp		3.875	04/01/21	1,242,818
1,300,000		Anixter, Inc		5.125	10/01/21	1,368,250
700,000	g	Cleaver-Brooks, Inc		7.875	03/01/23	717,500
600,000	g	Cloud Crane LLC		10.125	08/01/24	676,500
150,000		Eaton Corp		4.000	11/02/32	154,821
174

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,675,000		Lockheed Martin Corp	2.500%	11/23/20	$1,685,577
750,000		Manitowoc Foodservice, Inc	9.500	02/15/24	854,062
1,475,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,475,235
375,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	382,284
2,200,000	g	Myriad International Holdings BV	4.850	07/06/27	2,281,184
1,675,000		Parker-Hannifin Corp	3.250	03/01/27	1,689,296
900,000		Parker-Hannifin Corp	4.100	03/01/47	966,501
1,750,000		Rockwell Collins, Inc	3.500	03/15/27	1,781,308
675,000		Roper Technologies, Inc	3.800	12/15/26	695,907
2,250,000	g	Siemens Financieringsmaatschappij NV	2.350	10/15/26	2,124,644
1,790,000	g	Stena AB	7.000	02/01/24	1,681,481
475,000		Textron, Inc	3.875	03/01/25	492,276
2,350,000		Timken Co	3.875	09/01/24	2,364,598
1,570,000	g	TSMC Global Ltd	1.625	04/03/18	1,567,207
1,650,000		United Technologies Corp	3.750	11/01/46	1,651,031
		TOTAL CAPITAL GOODS			25,852,480

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
750,000		AECOM	5.750	10/15/22	781,875
3,150,000		AECOM	5.875	10/15/24	3,412,080
1,975,000		Clean Harbors, Inc	5.125	06/01/21	1,994,750
399,000	g	Herc Rentals, Inc	7.750	06/01/24	437,902
400,000	g	KAR Auction Services, Inc	5.125	06/01/25	410,000
670,000		Republic Services, Inc	3.800	05/15/18	674,631
1,000,000		Republic Services, Inc	3.550	06/01/22	1,030,748
1,550,000		Republic Services, Inc	2.900	07/01/26	1,517,320
200,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	206,500
1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,040,000
25,000		RR Donnelley & Sons Co	7.000	02/15/22	25,812
675,000		RR Donnelley & Sons Co	6.500	11/15/23	651,375
1,425,000		United Rentals North America, Inc	5.500	07/15/25	1,510,500
1,600,000		United Rentals North America, Inc	4.875	01/15/28	1,608,000
1,400,000		Visa, Inc	3.650	09/15/47	1,434,931
1,550,000		Waste Management, Inc	2.900	09/15/22	1,558,572
375,000		Waste Management, Inc	2.400	05/15/23	367,665
2,100,000		Waste Management, Inc	3.150	11/15/27	2,098,159
475,000		Waste Management, Inc	3.900	03/01/35	497,633
550,000		Waste Management, Inc	4.100	03/01/45	590,080
1,400,000	g	XPO Logistics, Inc	6.500	06/15/22	1,461,250
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			23,309,783

CONSUMER DURABLES & APPAREL - 0.3%
1,000,000		DR Horton, Inc	5.750	08/15/23	1,119,914
325,000	g	Hanesbrands, Inc	4.625	05/15/24	331,500
1,325,000		KB Home	4.750	05/15/19	1,348,187
4,000,000		Lennar Corp	4.750	04/01/21	4,160,000
2,250,000		Lennar Corp	4.500	04/30/24	2,306,925
1,725,000		Newell Rubbermaid, Inc	4.200	04/01/26	1,801,155
600,000		PulteGroup, Inc	5.500	03/01/26	652,500
1,870,000		Standard Pacific Corp	5.875	11/15/24	2,078,599
		TOTAL CONSUMER DURABLES & APPAREL			13,798,780
175

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
CONSUMER SERVICES - 0.9%
$1,300,000	g	1011778 BC ULC / New Red Finance Inc		4.250%	05/15/24	$1,296,750
1,825,000		ADT Corp		6.250	10/15/21	1,998,375
1,035,000		ADT Corp		3.500	07/15/22	1,019,475
1,500,000		Aramark Services, Inc		5.125	01/15/24	1,574,250
4,150,000	g	Aramark Services, Inc		5.000	04/01/25	4,383,645
1,000,000		Aramark Services, Inc		4.750	06/01/26	1,015,000
1,650,000	g	Arcos Dorados Holdings, Inc		5.875	04/04/27	1,744,314
2,225,000	g	Atento Luxco S.A.		6.125	08/10/22	2,326,954
600,000		Boyd Gaming Corp		6.375	04/01/26	646,500
1,200,000	g	Cott Holdings, Inc		5.500	04/01/25	1,234,500
600,000		Hilton Domestic Operating Co, Inc		4.250	09/01/24	606,000
2,000,000		Hilton Worldwide Finance LLC		4.625	04/01/25	2,055,000
480,000	g	International Game Technology		5.625	02/15/20	499,800
1,070,000	g	International Game Technology		6.250	02/15/22	1,152,925
2,070,000	g	International Game Technology		6.500	02/15/25	2,313,225
720,000	g	KFC Holding Co		4.750	06/01/27	736,200
1,500,000		MGM Resorts International		6.750	10/01/20	1,620,000
2,745,000		Northwestern University		3.812	12/01/50	2,785,721
600,000		Pinnacle Entertainment, Inc		5.625	05/01/24	642,000
2,350,000	g	Prime Security Services Borrower LLC		9.250	05/15/23	2,608,500
1,000,000	g	Scientific Games International, Inc		7.000	01/01/22	1,053,750
1,000,000		Scientific Games International, Inc		10.000	12/01/22	1,097,500
2,000,000	g	ServiceMaster Co LLC		5.125	11/15/24	2,025,000
1,335,000		Speedway Motorsports, Inc		5.125	02/01/23	1,378,387
		TOTAL CONSUMER SERVICES				37,813,771

DIVERSIFIED FINANCIALS - 4.3%
2,000,000		AerCap Ireland Capital Ltd		4.625	07/01/22	2,118,515
2,100,000		Aircastle Ltd		4.125	05/01/24	2,131,500
3,000,000		Ally Financial, Inc		4.750	09/10/18	3,037,500
6,200,000		American Express Co		2.500	08/01/22	6,124,358
1,500,000		American Express Credit Corp		2.700	03/03/22	1,504,689
1,975,000		American Express Credit Corp		3.300	05/03/27	2,003,591
1,625,000	g,i	Banco Votorantim S.A.	DGS5 + 6.107%	8.250	12/30/49	1,693,596
275,000		Bank of New York Mellon Corp		5.450	05/15/19	287,103
2,050,000		Bank of New York Mellon Corp		2.500	04/15/21	2,054,423
2,775,000		Berkshire Hathaway, Inc		3.125	03/15/26	2,805,669
4,000,000	g,i	CAELUS RE V Ltd	US Treasury Bill 3 M + 3.250%	4.626	06/05/20	3,934,000
2,100,000		Capital One Financial Corp		3.300	10/30/24	2,091,917
2,500,000	g	Credit Suisse Group AG.		2.997	12/14/23	2,470,293
775,000	g	Credit Suisse Group AG.		4.282	01/09/28	807,793
4,075,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	4,201,895
2,325,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	2,371,851
2,750,000	g	Daimler Finance North America LLC		2.200	10/30/21	2,700,354
1,475,000	g	EDP Finance BV		3.625	07/15/24	1,486,152
1,550,000		Ford Motor Credit Co LLC		2.425	06/12/20	1,540,717
3,600,000		Ford Motor Credit Co LLC		3.200	01/15/21	3,650,067
1,000,000		Ford Motor Credit Co LLC		5.750	02/01/21	1,085,591
2,200,000		Ford Motor Credit Co LLC		3.339	03/28/22	2,225,213
2,800,000		Ford Motor Credit Co LLC		3.815	11/02/27	2,799,894
4,088,000		GE Capital International Funding Co		2.342	11/15/20	4,068,848
407,000		GE Capital International Funding Co		4.418	11/15/35	440,171
176

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$115,000		General Electric Capital Corp		6.875%	01/10/39	$165,596
15,000,000		General Motors Financial Co, Inc		2.400	04/10/18	15,018,653
1,325,000		General Motors Financial Co, Inc		3.950	04/13/24	1,363,792
2,890,000		Goldman Sachs Group, Inc		2.375	01/22/18	2,890,591
1,050,000		Goldman Sachs Group, Inc		3.500	01/23/25	1,066,387
13,725,000		Goldman Sachs Group, Inc		3.691	06/05/28	13,919,381
1,300,000		Goldman Sachs Group, Inc		4.017	10/31/38	1,335,891
1,425,000		Goldman Sachs Group, Inc		4.800	07/08/44	1,623,885
2,000,000	g	GrupoSura Finance S.A.		5.500	04/29/26	2,167,500
2,250,000	g	GTH Finance BV		7.250	04/26/23	2,529,000
1,000,000		Icahn Enterprises LP		5.875	02/01/22	1,012,500
1,000,000	g	Icahn Enterprises LP		6.250	02/01/22	1,022,500
2,000,000		ICICI Bank Ltd		3.125	08/12/20	2,002,164
2,650,000	g	ICICI Bank Ltd		3.800	12/14/27	2,616,589
1,300,000		International Lease Finance Corp		3.875	04/15/18	1,305,950
2,000,000		International Lease Finance Corp		5.875	08/15/22	2,215,458
300,000		Legg Mason, Inc		2.700	07/15/19	300,831
425,000		Legg Mason, Inc		3.950	07/15/24	434,707
850,000	g	Lincoln Finance Ltd		7.375	04/15/21	886,125
5,275,000		Morgan Stanley		1.875	01/05/18	5,274,905
1,800,000		Morgan Stanley		2.750	05/19/22	1,793,168
4,700,000		Morgan Stanley		3.700	10/23/24	4,855,568
4,575,000		Morgan Stanley		3.125	07/27/26	4,511,223
1,625,000		Morgan Stanley		3.625	01/20/27	1,662,644
250,000		National Rural Utilities Cooperative Finance Corp		10.375	11/01/18	267,080
1,575,000		Navient Corp		4.875	06/17/19	1,601,618
400,000		Navient Corp		6.625	07/26/21	422,000
1,500,000	g	Nederlandse Waterschapsbank NV		1.875	04/14/22	1,466,588
900,000		ORIX Corp		3.250	12/04/24	896,920
1,850,000	g	Quicken Loans, Inc		5.250	01/15/28	1,826,320
1,325,000		Raymond James Financial, Inc		4.950	07/15/46	1,496,649
2,500,000	g,i	Residential Reinsurance 2016 Ltd	US Treasury Bill 3 M + 3.250%	4.626	06/06/20	2,488,000
5,000,000	g,i	Sanders Re Ltd	LIBOR 6 M + 2.680%	4.514	12/06/21	4,987,500
6,675,000		Shire Acquisitions Investments Ireland DAC		3.200	09/23/26	6,524,691
1,325,000		TD Ameritrade Holding Corp		3.300	04/01/27	1,336,662
1,770,000		Trustees of Boston College		2.912	07/01/23	1,748,413
1,400,000	g	UBS Group Funding Jersey Ltd		2.950	09/24/20	1,414,487
2,275,000	g	UBS Group Funding Jersey Ltd		2.650	02/01/22	2,248,975
1,975,000		Unilever Capital Corp		2.900	05/05/27	1,956,873
15,850,000		Wells Fargo & Co		2.625	07/22/22	15,762,691
2,125,000		Wells Fargo & Co		3.069	01/24/23	2,140,699
2,125,000		Wells Fargo & Co		3.584	05/22/28	2,165,714
		TOTAL DIVERSIFIED FINANCIALS				182,362,588

ENERGY - 3.1%
2,150,000	g	Abu Dhabi Crude Oil Pipeline LLC		3.650	11/02/29	2,130,171
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC		4.600	11/02/47	1,487,549
600,000		AmeriGas Partners LP		5.625	05/20/24	624,000
400,000		AmeriGas Partners LP		5.875	08/20/26	412,000
800,000		Anadarko Petroleum Corp		5.550	03/15/26	897,372
600,000		Andeavor Logistics LP		4.250	12/01/27	604,975
177

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$800,000		Andeavor Logistics LP		5.200%	12/01/47	$833,655
1,111,000		BP Capital Markets plc		2.315	02/13/20	1,113,639
825,000		BP Capital Markets plc		2.520	09/19/22	820,788
4,500,000		BP Capital Markets plc		3.588	04/14/27	4,655,578
1,425,000		BP Capital Markets plc		3.279	09/19/27	1,442,085
173,000	†	California Resources Corp		6.000	11/15/24	120,235
430,000		Calumet Specialty Products Partners LP		6.500	04/15/21	427,850
500,000		Calumet Specialty Products Partners LP		7.625	01/15/22	500,625
400,000		Calumet Specialty Products Partners LP		7.750	04/15/23	402,000
2,350,000		Canadian Natural Resources Ltd		3.850	06/01/27	2,397,894
1,325,000		Cenovus Energy, Inc		5.400	06/15/47	1,393,185
300,000		Cheniere Corpus Christi Holdings LLC		7.000	06/30/24	341,437
1,500,000		Cheniere Corpus Christi Holdings LLC		5.875	03/31/25	1,625,625
2,100,000		Cloud Peak Energy Resources LLC		12.000	11/01/21	2,262,750
2,150,000	g	Continental Resources, Inc		4.375	01/15/28	2,122,480
2,325,000		Crestwood Midstream Partners LP		5.750	04/01/25	2,400,562
1,650,000		Devon Energy Corp		4.750	05/15/42	1,745,772
1,500,000		Ecopetrol S.A.		5.375	06/26/26	1,619,550
1,025,000		Enterprise Products Operating LLC		3.700	02/15/26	1,049,277
750,000		Enterprise Products Operating LLC		4.450	02/15/43	775,745
675,000		Enterprise Products Operating LLC		4.850	03/15/44	739,247
5,000,000	i	Enterprise Products Operating LLC	LIBOR 3 M + 2.680%	7.034	01/15/68	5,000,000
675,000		EP Energy LLC		9.375	05/01/20	570,375
1,800,000	†	EP Energy LLC		6.375	06/15/23	972,000
2,100,000		EQT Corp		3.900	10/01/27	2,087,061
2,400,000		Exterran Partners LP		6.000	04/01/21	2,400,000
2,175,000		Genesis Energy LP		6.500	10/01/25	2,207,625
3,750,000		Genesis Energy LP		6.250	05/15/26	3,735,937
2,925,000	g	Hess Infrastructure Partners LP		5.625	02/15/26	3,020,062
600,000		Husky Energy, Inc		3.950	04/15/22	620,703
1,000,000		Kinder Morgan, Inc		3.450	02/15/23	1,004,946
400,000		Kinder Morgan, Inc		5.300	12/01/34	426,442
940,000		Kinder Morgan, Inc		5.400	09/01/44	993,033
700,000		Magellan Midstream Partners LP		4.200	10/03/47	705,158
975,000		Marathon Oil Corp		2.700	06/01/20	975,075
975,000		Marathon Oil Corp		5.200	06/01/45	1,079,772
1,000,000		Marathon Petroleum Corp		4.750	09/15/44	1,043,947
375,000		Murphy Oil Corp		6.875	08/15/24	400,312
500,000		Murphy Oil USA, Inc		6.000	08/15/23	521,250
450,000		Murphy Oil USA, Inc		5.625	05/01/27	472,590
300,000		Newfield Exploration Co		5.750	01/30/22	320,250
900,000		Newfield Exploration Co		5.625	07/01/24	967,500
225,000	g	NGPL PipeCo LLC		4.375	08/15/22	228,797
621,000		Noble Energy, Inc		5.625	05/01/21	637,882
300,000		Noble Energy, Inc		3.900	11/15/24	308,387
2,350,000		Noble Energy, Inc		3.850	01/15/28	2,356,482
500,000		Noble Energy, Inc		4.950	08/15/47	534,608
750,000		Oasis Petroleum, Inc		6.875	03/15/22	769,687
1,800,000		ONE Gas, Inc		2.070	02/01/19	1,800,282
575,000		ONE Gas, Inc		3.610	02/01/24	595,971
500,000		ONEOK, Inc		4.000	07/13/27	506,621
2,000,000	m	Peabody Energy Corp		6.000	11/15/18	0
4,000,000		Petrobras Global Finance BV		6.125	01/17/22	4,245,000
178

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,900,000		Petrobras Global Finance BV		7.375%	01/17/27	$4,293,900
1,167,000	g	Petrobras Global Finance BV		5.999	01/27/28	1,169,917
3,025,000		Petroleos Mexicanos		6.375	02/04/21	3,288,175
7,500,000		Petroleos Mexicanos		3.500	01/30/23	7,342,500
1,550,000	g	Petroleos Mexicanos		6.500	03/13/27	1,694,150
675,000		Petroleos Mexicanos		5.625	01/23/46	624,712
1,000,000		Petroleos Mexicanos		6.750	09/21/47	1,043,850
800,000		Pioneer Natural Resources Co		7.500	01/15/20	877,411
1,725,000		Pioneer Natural Resources Co		3.450	01/15/21	1,759,579
1,350,000		Pioneer Natural Resources Co		4.450	01/15/26	1,446,628
2,500,000		Range Resources Corp		5.750	06/01/21	2,593,750
800,000		Regency Energy Partners LP		5.750	09/01/20	851,382
475,000		Regency Energy Partners LP		4.500	11/01/23	491,719
2,500,000	g	Reliance Industries Ltd		3.667	11/30/27	2,473,943
750,000		Sabine Pass Liquefaction LLC		5.625	02/01/21	803,979
1,950,000		Sabine Pass Liquefaction LLC		4.200	03/15/28	1,972,396
1,300,000		Shell International Finance BV		3.250	05/11/25	1,335,673
1,350,000		Shell International Finance BV		4.000	05/10/46	1,436,438
1,400,000		SM Energy Co		6.125	11/15/22	1,426,250
300,000		SM Energy Co		6.500	01/01/23	306,000
2,500,000		Southwestern Energy Co		4.100	03/15/22	2,462,500
200,000		Statoil ASA		1.200	01/17/18	199,947
375,000		Statoil ASA		2.450	01/17/23	372,718
1,500,000		Suncor Energy, Inc		4.000	11/15/47	1,533,663
1,400,000		Sunoco Logistics Partners Operations LP		4.000	10/01/27	1,372,368
1,000,000		Sunoco LP		6.250	04/15/21	1,039,500
160,000		Tesoro Logistics LP		5.500	10/15/19	166,083
225,000		Tesoro Logistics LP		6.375	05/01/24	244,125
550,000		Tesoro Logistics LP		5.250	01/15/25	578,435
500,000		TransCanada PipeLines Ltd		5.850	03/15/36	626,661
250,000	i	TransCanada PipeLines Ltd	LIBOR 3 M + 2.210%	3.626	05/15/67	229,640
1,500,000		Vale Overseas Ltd		6.250	08/10/26	1,737,750
425,000	g	Whiting Petroleum Corp		6.625	01/15/26	433,500
335,000		WPX Energy, Inc		7.500	08/01/20	362,638
100,000		WPX Energy, Inc		8.250	08/01/23	113,500
2,100,000	g	YPF S.A.		6.950	07/21/27	2,229,150
3,250,000	g	YPF S.A.		7.000	12/15/47	3,220,750
		TOTAL ENERGY				130,609,081

FOOD & STAPLES RETAILING - 0.3%
860,000		Albertsons Cos LLC		6.625	06/15/24	821,300
4,350,000		CVS Health Corp		2.875	06/01/26	4,169,475
2,370,000	†,g	Fresh Market, Inc		9.750	05/01/23	1,469,400
1,400,000		Ingles Markets, Inc		5.750	06/15/23	1,417,500
1,150,000		Kroger Co		3.700	08/01/27	1,164,137
1,325,000		SYSCO Corp		3.250	07/15/27	1,320,145
1,350,000		Walgreens Boots Alliance, Inc		3.800	11/18/24	1,378,397
1,025,000		Walgreens Boots Alliance, Inc		3.450	06/01/26	1,013,307
		TOTAL FOOD & STAPLES RETAILING				12,753,661

FOOD, BEVERAGE & TOBACCO - 0.7%
2,700,000		Anheuser-Busch InBev Finance, Inc		2.650	02/01/21	2,713,310
1,750,000		Anheuser-Busch InBev Finance, Inc		3.300	02/01/23	1,790,516
179

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,315,000		Anheuser-Busch InBev Finance, Inc	3.650%	02/01/26	$1,356,712
5,000,000		Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	5,303,769
1,100,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	1,272,227
2,625,000	g	BAT Capital Corp	3.557	08/15/27	2,627,626
1,975,000		Constellation Brands, Inc	6.000	05/01/22	2,219,507
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,858,500
2,000,000	g	Cosan Ltd	5.950	09/20/24	2,052,500
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	2,018,420
1,700,000	g	Heineken NV	3.500	01/29/28	1,733,823
725,000	g	Heineken NV	4.350	03/29/47	796,700
1,275,000		Kraft Heinz Foods Co	2.000	07/02/18	1,274,957
213,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	219,390
210,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	219,450
800,000		Mead Johnson Nutrition Co	3.000	11/15/20	811,922
1,225,000		PepsiCo, Inc	3.450	10/06/46	1,187,225
100,000		Philip Morris International, Inc	6.375	05/16/38	135,231
1,900,000		Tyson Foods, Inc	3.550	06/02/27	1,944,966
		TOTAL FOOD, BEVERAGE & TOBACCO			31,536,751

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
1,500,000		Anthem, Inc	3.650	12/01/27	1,528,536
4,625,000		Becton Dickinson and Co	3.700	06/06/27	4,659,335
3,500,000		Cardinal Health, Inc	3.410	06/15/27	3,424,951
1,000,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	1,000,000
1,175,000		CHS/Community Health Systems	6.250	03/31/23	1,057,500
375,000		Covidien International Finance S.A.	3.200	06/15/22	383,236
5,000,000		Duke University Health System, Inc	3.920	06/01/47	5,225,748
4,200,000		Express Scripts Holding Co	3.400	03/01/27	4,120,334
2,000,000		HCA Holdings, Inc	6.250	02/15/21	2,120,000
975,000		HCA, Inc	5.875	03/15/22	1,043,250
750,000		HCA, Inc	4.500	02/15/27	753,750
1,875,000		HCA, Inc	5.500	06/15/47	1,870,312
925,000		HealthSouth Corp	5.750	11/01/24	946,969
1,125,000		LifePoint Health, Inc	5.375	05/01/24	1,116,563
2,225,000		LifePoint Hospitals, Inc	5.500	12/01/21	2,269,500
2,100,000		Medtronic, Inc	4.625	03/15/45	2,444,386
1,025,000	g	New Amethyst Corp	6.250	12/01/24	1,055,750
5,250,000		New York and Presbyterian Hospital	4.024	08/01/45	5,549,412
225,000		Tenet Healthcare Corp	6.000	10/01/20	237,893
1,600,000	g	Tenet Healthcare Corp	4.625	07/15/24	1,560,000
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	451,066
725,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	733,959
475,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	461,433
1,725,000		Thermo Fisher Scientific, Inc	3.200	08/15/27	1,709,210
1,290,000		Zimmer Holdings, Inc	3.550	04/01/25	1,288,843
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			47,011,936

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
280,000		Ecolab, Inc	2.700	11/01/26	268,337
325,000		Ecolab, Inc	3.700	11/01/46	314,521
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	408,037
1,400,000		Procter & Gamble Co	3.500	10/25/47	1,412,199
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,403,094
180

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
INSURANCE – 1.0%
$3,600,000		ACE INA Holdings, Inc		2.875%	11/03/22	$3,648,534
150,000		Aetna, Inc		6.625	06/15/36	199,401
1,500,000		Allstate Corp		3.280	12/15/26	1,522,193
2,000,000		Allstate Corp		5.750	08/15/53	2,182,000
550,000		American Financial Group, Inc		3.500	08/15/26	544,937
1,550,000		American International Group, Inc		2.300	07/16/19	1,548,688
2,350,000		American International Group, Inc		3.300	03/01/21	2,395,436
1,160,000		American International Group, Inc		3.750	07/10/25	1,195,709
1,500,000		Aon plc		3.500	06/14/24	1,532,322
1,450,000		Aon plc		3.875	12/15/25	1,515,673
700,000		CNA Financial Corp		3.950	05/15/24	728,387
625,000		CNA Financial Corp		3.450	08/15/27	615,727
5,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	3.335	07/13/20	5,003,500
3,025,000	g	Five Corners Funding Trust		4.419	11/15/23	3,241,163
250,000		Hartford Financial Services Group, Inc		4.300	04/15/43	267,677
1,800,000		Humana, Inc		3.950	03/15/27	1,863,177
650,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	684,824
700,000		Markel Corp		3.500	11/01/27	696,234
475,000		Markel Corp		4.300	11/01/47	487,417
475,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	490,685
375,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	386,256
650,000		Mercury General Corp		4.400	03/15/27	668,159
875,000		MetLife, Inc		3.600	11/13/25	910,010
300,000	g	Prudential Funding LLC		6.750	09/15/23	349,831
2,250,000	g,i	Residential Reinsurance 2017 Ltd	US Treasury Bill 3 M + 3.000%	4.376	06/06/21	2,221,200
300,000		Travelers Cos, Inc		5.800	05/15/18	304,218
975,000		Travelers Cos, Inc		4.000	05/30/47	1,037,214
2,650,000		UnitedHealth Group, Inc		2.950	10/15/27	2,641,449
1,400,000		UnitedHealth Group, Inc		3.750	10/15/47	1,426,960
150,000		WR Berkley Corp		5.375	09/15/20	160,257
		TOTAL INSURANCE				40,469,238

MATERIALS - 1.6%
625,000		Agrium, Inc		3.375	03/15/25	627,750
575,000		Agrium, Inc		4.125	03/15/35	593,627
2,225,000	g	Air Liquide Finance S.A.		1.750	09/27/21	2,157,749
675,000		Albemarle Corp		5.450	12/01/44	795,824
200,000	g	Alcoa Nederland Holding BV		6.750	09/30/24	218,000
200,000	g	Alcoa Nederland Holding BV		7.000	09/30/26	224,500
400,000		Barrick Gold Corp		3.850	04/01/22	418,654
800,000		Berry Plastics Corp		6.000	10/15/22	838,000
835,000		BHP Billiton Finance USA Ltd		5.000	09/30/43	1,022,862
1,500,000		Blue Cube Spinco, Inc		9.750	10/15/23	1,770,000
855,000		Blue Cube Spinco, Inc		10.000	10/15/25	1,026,000
1,300,000	g	Celulosa Arauco y Constitucion S.A.		5.500	11/02/47	1,352,000
2,900,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	2,903,683
675,000	g	CRH America Finance, Inc		3.400	05/09/27	674,649
680,000		Crown Americas LLC		4.500	01/15/23	690,200
2,550,000	g	Eldorado Gold Corp		6.125	12/15/20	2,524,500
2,400,000	g	Equate Petrochemical BV		3.000	03/03/22	2,362,632
181

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		Fibria Overseas Finance Ltd	4.000%	01/14/25	$1,980,000
300,000	g	FMG Resources August 2006 Pty Ltd	4.750	05/15/22	303,750
1,000,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	1,110,000
650,000	g	Georgia-Pacific LLC	3.600	03/01/25	667,870
1,650,000	g	Gerdau Trade, Inc	4.875	10/24/27	1,641,750
1,375,000	g	Glencore Funding LLC	4.625	04/29/24	1,451,396
1,325,000	g	Glencore Funding LLC	4.000	03/27/27	1,329,957
2,000,000	g	Grupo Cementos de Chihuahua SAB de C.V.	5.250	06/23/24	2,020,000
2,500,000		International Paper Co	3.000	02/15/27	2,423,167
325,000		International Paper Co	4.400	08/15/47	339,298
800,000		International Paper Co	4.350	08/15/48	834,440
2,125,000	g	Inversiones CMPC S.A.	4.375	04/04/27	2,168,151
630,000	g	James Hardie International Finance DAC	4.750	01/15/25	634,725
150,000	g	James Hardie International Finance DAC	5.000	01/15/28	151,125
1,800,000	g	Klabin Finance S.A.	4.875	09/19/27	1,776,600
650,000		LYB International Finance II BV	3.500	03/02/27	653,108
1,075,000		Martin Marietta Materials, Inc	3.500	12/15/27	1,066,650
650,000		Newmont Mining Corp	3.500	03/15/22	663,493
1,450,000		Newmont Mining Corp	4.875	03/15/42	1,607,771
3,000,000	g	Nova Chemicals Corp	4.875	06/01/24	2,992,500
875,000		Nucor Corp	4.000	08/01/23	916,065
400,000		Nucor Corp	5.200	08/01/43	484,208
1,025,000		Olin Corp	5.125	09/15/27	1,078,813
2,400,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	2,586,000
550,000		Packaging Corp of America	3.650	09/15/24	563,831
700,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	717,337
680,000		Rock Tenn Co	4.450	03/01/19	695,093
820,000		Rock Tenn Co	4.900	03/01/22	884,171
1,500,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	1,522,233
925,000		Sherwin-Williams Co	3.450	06/01/27	939,526
575,000		Sherwin-Williams Co	4.500	06/01/47	628,089
1,000,000		Steel Dynamics, Inc	5.125	10/01/21	1,025,000
650,000		Steel Dynamics, Inc	5.250	04/15/23	669,500
255,000		Teck Resources Ltd	3.750	02/01/23	255,638
3,125,000	g	Univar, Inc	6.750	07/15/23	3,265,625
650,000		Vulcan Materials Co	3.900	04/01/27	663,865
1,850,000		Westlake Chemical Corp	4.625	02/15/21	1,896,250
1,000,000		Westlake Chemical Corp	4.875	05/15/23	1,030,000
920,000	g	WR Grace & Co-Conn	5.625	10/01/24	992,450
		TOTAL MATERIALS			66,830,075

MEDIA - 1.3%
125,000		21st Century Fox America, Inc	7.625	11/30/28	166,809
90,000		21st Century Fox America, Inc	6.550	03/15/33	118,225
575,000		21st Century Fox America, Inc	6.900	08/15/39	810,958
2,500,000		AMC Entertainment, Inc	5.875	02/15/22	2,537,500
125,000		AMC Networks, Inc	4.750	08/01/25	123,906
1,400,000		CBS Corp	2.300	08/15/19	1,398,879
850,000		CBS Corp	2.900	01/15/27	793,710
525,000		CBS Corp	3.375	02/15/28	505,429
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	1,054,375
4,000,000	g	CCO Holdings LLC	5.875	04/01/24	4,170,000
1,075,000		Charter Communications Operating LLC	3.579	07/23/20	1,094,969
182

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$345,000		Charter Communications Operating LLC	4.464%	07/23/22	$359,912
4,500,000		Charter Communications Operating LLC	4.908	07/23/25	4,783,252
2,975,000		Comcast Corp	3.200	07/15/36	2,826,815
1,150,000	g	CSC Holdings LLC	5.500	04/15/27	1,173,000
850,000		Discovery Communications LLC	2.950	03/20/23	841,102
1,225,000		Discovery Communications LLC	3.950	03/20/28	1,218,080
1,875,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	2,062,500
325,000	g	EW Scripps Co	5.125	05/15/25	323,375
2,110,000	g	Gannett Co, Inc	4.875	09/15/21	2,151,567
160,000	g	Gannett Co, Inc	5.500	09/15/24	167,800
1,400,000	g	Gray Television, Inc	5.875	07/15/26	1,435,000
1,000,000		Lamar Media Corp	5.000	05/01/23	1,030,000
1,850,000	g	LG FinanceCo Corp	5.875	11/01/24	1,954,063
125,000		Match Group, Inc	6.375	06/01/24	135,469
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	698,691
925,000	g	Nielsen Finance LLC	5.000	04/15/22	951,594
3,700,000		Outfront Media Capital LLC	5.250	02/15/22	3,792,500
300,000		Outfront Media Capital LLC	5.625	02/15/24	317,250
900,000		Regal Entertainment Group	5.750	06/15/23	930,375
500,000		Regal Entertainment Group	5.750	02/01/25	512,500
500,000	g	Sirius XM Radio, Inc	3.875	08/01/22	501,250
2,700,000	g	Sirius XM Radio, Inc	5.375	07/15/26	2,797,875
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,626,328
475,000		Time Warner Cable, Inc	4.500	09/15/42	445,294
3,600,000		Time Warner, Inc	2.100	06/01/19	3,592,713
1,276,000		Time Warner, Inc	4.875	03/15/20	1,342,599
1,000,000		Time Warner, Inc	3.400	06/15/22	1,019,459
1,100,000		Time Warner, Inc	3.800	02/15/27	1,098,651
400,000	g	Univision Communications, Inc	5.125	02/15/25	390,000
450,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	461,250
		TOTAL MEDIA			53,715,024

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
4,000,000		Abbott Laboratories	2.350	11/22/19	4,000,415
1,225,000		Abbott Laboratories	3.875	09/15/25	1,266,744
2,200,000		Abbott Laboratories	3.750	11/30/26	2,258,494
450,000		Abbott Laboratories	5.300	05/27/40	520,090
3,725,000		AbbVie, Inc	3.200	05/14/26	3,712,994
1,450,000		AbbVie, Inc	4.400	11/06/42	1,553,280
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,903,041
6,200,000		Actavis Funding SCS	3.800	03/15/25	6,310,480
2,400,000		Actavis Funding SCS	4.550	03/15/35	2,537,933
1,025,000		Amgen, Inc	1.850	08/19/21	999,102
1,700,000		Amgen, Inc	2.600	08/19/26	1,627,343
1,400,000		Amgen, Inc	4.400	05/01/45	1,521,884
1,150,000		AstraZeneca plc	3.125	06/12/27	1,136,056
725,000		Celgene Corp	3.625	05/15/24	745,471
1,600,000		Celgene Corp	3.450	11/15/27	1,598,319
1,725,000		Gilead Sciences, Inc	2.950	03/01/27	1,696,113
2,000,000		Gilead Sciences, Inc	4.150	03/01/47	2,125,331
2,000,000		Johnson & Johnson	2.900	01/15/28	2,002,346
900,000		Johnson & Johnson	3.400	01/15/38	921,104
183

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$800,000		Mylan NV	3.750%	12/15/20	$817,426
1,100,000		Mylan NV	3.950	06/15/26	1,108,920
1,900,000		Novartis Capital Corp	3.000	11/20/25	1,920,390
2,150,000		Novartis Capital Corp	3.100	05/17/27	2,191,424
1,000,000		Perrigo Finance plc	3.900	12/15/24	1,016,528
1,650,000	g	Roche Holdings, Inc	2.375	01/28/27	1,569,448
5,300,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	4,374,741
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			53,435,417

REAL ESTATE - 0.9%
350,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	357,442
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	459,360
2,025,000		American Tower Corp	3.300	02/15/21	2,061,948
475,000		American Tower Corp	4.400	02/15/26	499,381
1,200,000		American Tower Corp	3.550	07/15/27	1,190,877
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	965,437
650,000		Brandywine Operating Partnership LP	3.950	11/15/27	644,996
1,050,000		Brixmor Operating Partnership LP	3.650	06/15/24	1,044,288
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,747,275
525,000		Brixmor Operating Partnership LP	4.125	06/15/26	529,378
170,000		Camden Property Trust	4.625	06/15/21	179,705
1,250,000		Camden Property Trust	2.950	12/15/22	1,250,018
350,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	343,875
780,000		Crown Castle International Corp	4.875	04/15/22	836,344
550,000		Crown Castle International Corp	3.200	09/01/24	544,174
775,000		Crown Castle International Corp	3.650	09/01/27	772,873
725,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	759,712
700,000		DDR Corp	3.625	02/01/25	688,391
800,000		DDR Corp	4.250	02/01/26	813,849
650,000		DDR Corp	4.700	06/01/27	680,301
625,000		Digital Realty Trust LP	3.700	08/15/27	629,362
325,000		Duke Realty LP	3.250	06/30/26	322,022
750,000		Equinix, Inc	5.375	01/01/22	780,000
550,000		Equity One, Inc	3.750	11/15/22	563,377
775,000		Essex Portfolio LP	3.375	01/15/23	785,620
900,000		Federal Realty Investment Trust	3.250	07/15/27	892,363
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	152,552
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,519,477
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	458,273
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	332,232
1,225,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,205,782
375,000		Highwoods Realty LP	3.875	03/01/27	375,559
400,000		Host Hotels & Resorts LP	4.500	02/01/26	418,673
350,000		Kimco Realty Corp	3.800	04/01/27	353,398
500,000		Liberty Property LP	3.250	10/01/26	491,945
1,500,000		Mid-America Apartments LP	4.300	10/15/23	1,573,781
1,000,000		Mid-America Apartments LP	3.750	06/15/24	1,027,609
850,000		Mid-America Apartments LP	4.000	11/15/25	880,216
750,000		Mid-America Apartments LP	3.600	06/01/27	751,065
275,000		National Retail Properties, Inc	3.800	10/15/22	284,030
525,000		National Retail Properties, Inc	3.300	04/15/23	527,539
550,000		National Retail Properties, Inc	4.000	11/15/25	564,059
184

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$600,000		National Retail Properties, Inc	3.600%	12/15/26	$594,779
975,000		Realty Income Corp	3.650	01/15/28	981,894
875,000		Regency Centers LP	3.900	11/01/25	893,868
925,000		Regency Centers LP	3.600	02/01/27	925,582
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,159,173
450,000		Weingarten Realty Investors	3.500	04/15/23	453,638
400,000		Weingarten Realty Investors	4.450	01/15/24	419,645
925,000		Weingarten Realty Investors	3.850	06/01/25	933,378
300,000		Weingarten Realty Investors	3.250	08/15/26	287,858
975,000		Welltower, Inc	4.000	06/01/25	1,007,964
		TOTAL REAL ESTATE			38,916,337

RETAILING - 0.6%
1,700,000		Asbury Automotive Group, Inc	6.000	12/15/24	1,770,040
4,500,000		AutoNation, Inc	5.500	02/01/20	4,750,474
480,000		Dollar Tree, Inc	5.750	03/01/23	502,800
1,300,000		Enable Midstream Partners LP	4.400	03/15/27	1,321,569
1,775,000		Home Depot, Inc	2.000	04/01/21	1,757,333
600,000		Home Depot, Inc	3.500	09/15/56	576,524
1,000,000	g	JC Penney Corp, Inc	5.875	07/01/23	943,750
2,100,000		L Brands, Inc	6.875	11/01/35	2,121,000
2,100,000		L Brands, Inc	6.750	07/01/36	2,100,000
250,000	g	Lithia Motors, Inc	5.250	08/01/25	260,625
775,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	658,532
1,870,000		Men’s Wearhouse, Inc	7.000	07/01/22	1,877,106
950,000		O’Reilly Automotive, Inc	3.550	03/15/26	959,545
1,400,000		O’Reilly Automotive, Inc	3.600	09/01/27	1,404,737
2,145,000		Penske Automotive Group, Inc	5.500	05/15/26	2,176,532
3,450,000	†,g	PetSmart, Inc	7.125	03/15/23	2,044,125
1,600,000		Priceline Group, Inc	3.550	03/15/28	1,584,400
1,100,000	g	Rolls-Royce plc	2.375	10/14/20	1,092,697
400,000	g	Rolls-Royce plc	3.625	10/14/25	412,441
1,125,000		Target Corp	3.625	04/15/46	1,093,914
		TOTAL RETAILING			29,408,144

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
3,300,000		Intel Corp	3.150	05/11/27	3,364,420
1,325,000		Intel Corp	4.100	05/11/47	1,458,462
700,000		Maxim Integrated Products, Inc	3.450	06/15/27	703,139
800,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	808,436
700,000		Texas Instruments, Inc	2.625	05/15/24	694,284
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,028,741

SOFTWARE & SERVICES - 0.6%
825,000		Activision Blizzard Inc	2.300	09/15/21	814,084
875,000		Activision Blizzard Inc	3.400	09/15/26	885,303
2,000,000		Baidu, Inc	2.875	07/06/22	1,978,608
1,199,000		Fidelity National Information Services, Inc	3.625	10/15/20	1,231,855
1,500,000	g	First Data Corp	7.000	12/01/23	1,586,250
600,000	g	IMS Health, Inc	5.000	10/15/26	615,000
4,925,000		Microsoft Corp	2.400	08/08/26	4,748,156
750,000		Microsoft Corp	4.100	02/06/37	836,761
185

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,100,000		Microsoft Corp	4.250%	02/06/47	$1,256,386
2,350,000		NCR Corp	5.875	12/15/21	2,408,750
1,000,000	g	Open Text Corp	5.625	01/15/23	1,041,250
1,925,000	g	Open Text Corp	5.875	06/01/26	2,074,187
2,200,000		Oracle Corp	2.500	05/15/22	2,203,200
3,100,000		Oracle Corp	3.250	11/15/27	3,151,639
1,175,000		Oracle Corp	3.800	11/15/37	1,232,340
1,500,000		Oracle Corp	4.000	11/15/47	1,595,761
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	751,900
300,000	g	Symantec Corp	5.000	04/15/25	312,000
1,950,000		VMware, Inc	2.950	08/21/22	1,944,295
		TOTAL SOFTWARE & SERVICES			30,667,725

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
725,000		Amphenol Corp	3.125	09/15/21	736,442
2,625,000		Apple, Inc	3.200	05/11/27	2,657,570
10,000,000		Apple, Inc	3.000	11/13/27	9,936,277
875,000		Apple, Inc	4.650	02/23/46	1,023,717
800,000	g	Broadcom Corp	3.875	01/15/27	787,018
1,050,000	g	Broadcom Corp	3.500	01/15/28	1,000,668
700,000	g	CommScope, Inc	5.000	06/15/21	713,125
1,200,000	g	CommScope, Inc	5.500	06/15/24	1,248,000
1,900,000	g	CommScope, Inc	6.000	06/15/25	2,018,750
525,000		Corning, Inc	4.375	11/15/57	520,626
1,175,000	g	Diamond Finance Corp	3.480	06/01/19	1,189,615
2,550,000	g	Diamond Finance Corp	4.420	06/15/21	2,656,895
675,000	g	Diamond Finance Corp	5.875	06/15/21	700,312
650,000	g	Diamond Finance Corp	7.125	06/15/24	711,662
3,050,000	g	Diamond Finance Corp	6.020	06/15/26	3,362,179
1,600,000	g	Millicom International Cellular S.A.	5.125	01/15/28	1,600,000
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,582,062
1,375,000		Tyco Electronics Group S.A.	2.375	12/17/18	1,378,084
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,922,178
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,540,909
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	467,288
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			39,753,377

TELECOMMUNICATION SERVICES - 1.3%
6,625,000		AT&T, Inc	3.400	05/15/25	6,511,826
2,625,000		AT&T, Inc	3.900	08/14/27	2,641,783
3,838,000	g	AT&T, Inc	4.100	02/15/28	3,849,556
2,085,000		AT&T, Inc	4.500	05/15/35	2,071,250
1,275,000		AT&T, Inc	5.250	03/01/37	1,347,568
2,625,000		AT&T, Inc	4.900	08/14/37	2,661,693
1,050,000		AT&T, Inc	4.750	05/15/46	1,026,072
1,275,000		AT&T, Inc	5.450	03/01/47	1,361,556
2,625,000		AT&T, Inc	5.150	02/14/50	2,638,097
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,590,699
3,000,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,916,958
500,000		France Telecom S.A.	5.375	01/13/42	602,670
2,100,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	2,171,614
2,075,000	g	SK Telecom Co Ltd	2.125	05/01/18	2,072,200
450,000		Telefonica Emisiones SAU	4.103	03/08/27	464,854
186

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$925,000		T-Mobile USA, Inc	6.375%	03/01/25	$989,750
1,600,000		Verizon Communications, Inc	3.450	03/15/21	1,648,617
975,000		Verizon Communications, Inc	4.150	03/15/24	1,025,298
3,000,000		Verizon Communications, Inc	4.125	03/16/27	3,127,259
9,113,000		Verizon Communications, Inc	4.272	01/15/36	9,059,340
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,174,915
675,000		Verizon Communications, Inc	4.125	08/15/46	623,006
1,600,000	g	VimpelCom Holdings BV	4.950	06/16/24	1,622,400
		TOTAL TELECOMMUNICATION SERVICES			53,198,981

TRANSPORTATION - 0.9%
2,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	2,040,626
655,000	g	Asciano Finance Ltd	5.000	04/07/18	659,165
400,000	g	Bombardier, Inc	7.750	03/15/20	430,000
600,000	g	Bombardier, Inc	6.125	01/15/23	588,000
1,000,000	g	Bombardier, Inc	7.500	03/15/25	1,007,500
225,000		Bristow Group, Inc	6.250	10/15/22	184,219
1,300,000		Burlington Northern Santa Fe LLC	4.125	06/15/47	1,423,060
2,050,000		Canadian Pacific Railway Co	2.900	02/01/25	2,033,361
1,950,000		CSX Corp	3.800	11/01/46	1,936,981
1,950,000		Delta Air Lines, Inc	3.625	03/15/22	1,978,573
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,013,971
900,000		FedEx Corp	4.100	02/01/45	926,857
825,000		FedEx Corp	4.750	11/15/45	922,999
2,115,000		GATX Corp	2.375	07/30/18	2,116,898
1,400,000	g	Hertz Corp	7.625	06/01/22	1,466,500
4,900,000		Kansas City Southern	2.350	05/15/20	4,880,238
1,500,000	g	KLX, Inc	5.875	12/01/22	1,570,800
1,075,000	g	Norfolk Southern Corp	4.050	08/15/52	1,113,035
375,000		Northrop Grumman Corp	1.750	06/01/18	374,742
1,925,000		Northrop Grumman Corp	3.250	01/15/28	1,927,209
725,000		Northrop Grumman Corp	4.030	10/15/47	756,967
2,100,000	g	Transnet SOC Ltd	4.000	07/26/22	2,056,064
800,000	g	TTX Co	3.600	01/15/25	818,209
825,000		Union Pacific Corp	3.600	09/15/37	854,091
1,500,000		United Parcel Service, Inc	3.750	11/15/47	1,547,216
		TOTAL TRANSPORTATION			36,627,281

UTILITIES - 2.9%
325,000		AEP Transmission Co LLC	3.100	12/01/26	325,555
350,000		AEP Transmission Co LLC	4.000	12/01/46	370,341
2,020,000	g	AES Argentina Generacion S.A.	7.750	02/02/24	2,187,761
425,000		AES Corp	4.875	05/15/23	432,969
1,800,000		AGL Capital Corp	3.875	11/15/25	1,856,954
625,000		AGL Capital Corp	4.400	06/01/43	664,250
700,000		Alabama Power Co	4.150	08/15/44	754,696
525,000		American Water Capital Corp	3.000	12/01/26	517,995
500,000		American Water Capital Corp	4.000	12/01/46	533,264
1,475,000		American Water Capital Corp	3.750	09/01/47	1,520,501
300,000	g	APT Pipelines Ltd	4.250	07/15/27	310,367
250,000		Atmos Energy Corp	8.500	03/15/19	268,723
250,000		Atmos Energy Corp	4.125	10/15/44	272,752
1,325,000		Baltimore Gas & Electric Co	3.750	08/15/47	1,356,177
187

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,525,000	g	Banco BTG Pactual S.A.	5.500%	01/31/23	$1,523,094
925,000		Black Hills Corp	4.250	11/30/23	967,942
325,000		Black Hills Corp	3.150	01/15/27	316,622
2,575,000	g	Calpine Corp	5.250	06/01/26	2,523,526
250,000		Carolina Power & Light Co	5.300	01/15/19	258,037
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	378,822
1,525,000	g	Cerro del Aguila S.A.	4.125	08/16/27	1,505,938
1,000,000		CMS Energy Corp	3.600	11/15/25	1,023,521
200,000		Commonwealth Edison Co	5.900	03/15/36	261,986
200,000		Connecticut Light & Power Co	5.500	02/01/19	206,580
1,325,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	1,378,618
1,475,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	1,541,077
900,000		Consolidated Edison, Inc	2.000	05/15/21	886,164
750,000		Dominion Resources, Inc	2.000	08/15/21	732,819
1,825,000		DTE Electric Co	3.750	08/15/47	1,896,650
1,000,000		Duke Energy Corp	2.100	06/15/18	1,000,275
1,175,000		Duke Energy Corp	1.800	09/01/21	1,142,745
1,725,000		Duke Energy Corp	2.650	09/01/26	1,652,374
1,175,000		Duke Energy Corp	3.750	09/01/46	1,160,845
1,323,000		Dynegy, Inc	6.750	11/01/19	1,359,383
1,675,000		Energy Transfer Partners LP	4.750	01/15/26	1,737,369
575,000		Energy Transfer Partners LP	5.150	02/01/43	544,085
1,075,000		Energy Transfer Partners LP	5.950	10/01/43	1,142,121
1,050,000		Energy Transfer Partners LP	5.150	03/15/45	1,024,093
1,125,000		Entergy Corp	2.950	09/01/26	1,094,258
850,000		EQT Midstream Partners LP	4.125	12/01/26	846,214
1,850,000		Exelon Generation Co LLC	3.400	03/15/22	1,880,869
1,625,000		Fortis, Inc	3.055	10/04/26	1,568,572
2,000,000	g	Greenko Dutch BV	5.250	07/24/24	2,024,600
250,000		Indiana Michigan Power Co	7.000	03/15/19	263,560
750,000		Indiana Michigan Power Co	3.750	07/01/47	761,614
2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	2,011,520
125,000		Integrys Energy Group, Inc	4.170	11/01/20	129,989
500,000		Interstate Power & Light Co	3.700	09/15/46	500,191
2,500,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,531,250
100,000	g	Kansas Gas & Electric	6.700	06/15/19	105,937
2,000,000	g	KazMunayGas National Co JSC	3.875	04/19/22	2,029,864
1,900,000	g	KazTransGas JSC	4.375	09/26/27	1,905,349
350,000		LG&E and KU Energy LLC	3.750	11/15/20	361,073
2,000,000	g	Medco Straits Services Pte Ltd	8.500	08/17/22	2,121,494
1,000,000		MidAmerican Energy Co	4.250	05/01/46	1,121,576
1,675,000	g	Minejesa Capital BV	4.625	08/10/30	1,711,865
800,000	g	Minejesa Capital BV	5.625	08/10/37	852,551
425,000		MPLX LP	5.500	02/15/23	437,359
800,000		MPLX LP	4.000	02/15/25	816,159
2,075,000		MPLX LP	4.125	03/01/27	2,124,715
2,000,000	g	NBK SPC Ltd	2.750	05/30/22	1,966,488
1,000,000		Nevada Power Co	5.450	05/15/41	1,237,745
2,625,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	2,673,181
550,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	559,625
2,000,000		NiSource Finance Corp	3.490	05/15/27	2,035,100
750,000		NiSource Finance Corp	4.800	02/15/44	848,277
1,400,000		NiSource Finance Corp	3.950	03/30/48	1,432,758
188

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$750,000		Northeast Utilities	1.600%	01/15/18	$749,845
	1,500,000		Northeast Utilities	1.450	05/01/18	1,497,624
	1,400,000		Northern States Power Co	3.600	09/15/47	1,423,123
	1,350,000	g	NRG Energy, Inc	5.750	01/15/28	1,363,500
	1,225,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,219,392
	162,000		Pacific Gas & Electric Co	8.250	10/15/18	169,512
	525,000		Pacific Gas & Electric Co	3.750	08/15/42	505,401
	1,275,000		Pacific Gas & Electric Co	4.250	03/15/46	1,336,951
	2,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	2,002,913
	925,000	g	Petroamazonas EP	4.625	11/06/20	902,030
	2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	2,022,500
	1,425,000		Phillips 66 Partners LP	3.550	10/01/26	1,411,959
	1,025,000		Phillips 66 Partners LP	4.680	02/15/45	1,051,914
	300,000		Phillips 66 Partners LP	4.900	10/01/46	317,109
	50,000		Potomac Electric Power Co	7.900	12/15/38	78,020
	500,000		PPL Capital Funding, Inc	4.200	06/15/22	528,272
	275,000		Progress Energy, Inc	7.050	03/15/19	290,293
	550,000		Public Service Co of Colorado	4.750	08/15/41	639,367
	400,000		Public Service Co of Oklahoma	5.150	12/01/19	418,820
	800,000		Public Service Electric & Gas Co	3.600	12/01/47	818,319
	2,000,000	g	Saka Energi Indonesia PT	4.450	05/05/24	2,030,894
	975,000		Sempra Energy	2.875	10/01/22	973,588
	5,000,000		Smith College	4.470	07/01/35	5,593,009
	2,894,671	g	Solar Star Funding LLC	3.950	06/30/35	2,835,305
	1,325,000		Southern Co	4.400	07/01/46	1,409,801
	425,000		Southern Co Gas Capital Corp	3.950	10/01/46	421,577
	1,650,000		Southern Power Co	2.500	12/15/21	1,634,433
	1,550,000		Southern Power Co	4.150	12/01/25	1,633,045
	800,000		Spectra Energy Partners LP	3.500	03/15/25	803,187
	1,675,000		Spectra Energy Partners LP	4.500	03/15/45	1,727,757
	1,300,000		Virginia Electric & Power Co	3.500	03/15/27	1,343,684
	775,000		Virginia Electric & Power Co	4.000	11/15/46	828,651
	1,850,000	g	VM Holding S.A.	5.375	05/04/27	1,961,000
	1,425,000		Western Gas Partners LP	4.650	07/01/26	1,480,938
	575,000		Williams Partners LP	4.500	11/15/23	608,014
	2,000,000		Williams Partners LP	3.750	06/15/27	2,003,588
	225,000		Williams Partners LP	4.900	01/15/45	238,495
	850,000		Wisconsin Power & Light Co	4.100	10/15/44	902,885
	575,000		Xcel Energy, Inc	3.350	12/01/26	581,943
	215,000		Xcel Energy, Inc	4.800	09/15/41	244,022
			TOTAL UTILITIES			123,493,424

			TOTAL CORPORATE BONDS			1,328,573,020
			(Cost $1,308,190,297)

GOVERNMENT BONDS - 49.4%

FOREIGN GOVERNMENT BONDS - 3.3%
	2,200,000		Argentina Republic Government International Bond	5.625	01/26/22	2,321,000
	5,000,000	g	Bermuda Government International Bond	4.854	02/06/24	5,413,150
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,488,813
BRL	5,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,552,257
189

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
BRL	11,400,000		Brazil Notas do Tesouro Nacional Serie F	10.000%	01/01/23	$3,482,550
	$500,000		Colombia Government International Bond	4.500	01/28/26	533,250
	3,950,000		Colombia Government International Bond	5.000	06/15/45	4,177,125
	1,575,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,653,750
	2,625,000	g	Ecuador Government International Bond	8.875	10/23/27	2,887,500
	1,100,000	g	Egypt Government International Bond	6.125	01/31/22	1,150,732
	2,475,000	g	Egypt Government International Bond	8.500	01/31/47	2,839,300
	1,250,000	g	El Salvador Government International Bond	5.875	01/30/25	1,256,250
	950,000	g	El Salvador Government International Bond	8.625	02/28/29	1,111,500
TRY	3,425,000		European Investment Bank	5.750	04/03/18	886,226
	$1,800,000	g	Export Credit Bank of Turkey	4.250	09/18/22	1,751,324
	1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,490,550
	1,200,000	g	Guatemala Government International Bond	4.500	05/03/26	1,212,384
	3,100,000	g	Guatemala Government International Bond	4.375	06/05/27	3,092,250
	1,500,000		Indonesia Government International Bond	3.500	01/11/28	1,495,983
	1,950,000	g	Ivory Coast Government International Bond	6.125	06/15/33	1,985,028
	2,026,500	g	Ivory Coast Government International Bond	5.750	12/31/32	2,012,146
	3,025,000		Jamaica Government International Bond	8.000	03/15/39	3,707,773
	1,000,000	g	Japan Finance Organization for Municipalities	2.000	09/08/20	986,471
JPY	2,300,000,000		Japan Government Two Year Bond	0.100	04/15/19	20,475,134
	$975,000	g	Jordan Government International Bond	7.375	10/10/47	1,016,959
	775,000	g	Kommunalbanken AS.	1.375	10/26/20	757,623
	1,650,000	g	Korea Housing Finance Corp	2.000	10/11/21	1,586,704
	1,500,000	g	Korea Housing Finance Corp	3.000	10/31/22	1,488,589
	3,550,000	g	Kuwait International Government Bond	2.750	03/20/22	3,538,509
MXN	81,000,000		Mexican Bonos	6.500	06/10/21	3,978,835
	$2,250,000		Mexico Government International Bond	3.625	03/15/22	2,337,750
	2,200,000		Mexico Government International Bond	4.150	03/28/27	2,281,400
	1,725,000	g	Nigeria Government International Bond	6.500	11/28/27	1,798,949
	2,500,000	g	Pakistan Government International Bond	6.875	12/05/27	2,507,070
	1,700,000		Panama Government International Bond	6.700	01/26/36	2,262,700
	2,000,000		Panama Government International Bond	4.500	05/15/47	2,153,000
	2,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	2,027,600
	2,500,000	g	Provincia de Buenos Aires	7.875	06/15/27	2,774,550
	1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,672,590
	1,300,000	g	Republic of Ghana	7.875	08/07/23	1,426,697
	1,000,000	g	Republic of Paraguay	6.100	08/11/44	1,140,000
	79,478		Republic of Serbia	6.750	11/01/24	80,810
	278,175	g	Republic of Serbia	6.750	11/01/24	282,836
	2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,505,754
	3,875,000	g	Saudi Government International Bond	2.875	03/04/23	3,812,039
	2,500,000	g	Saudi Government International Bond	3.250	10/26/26	2,451,100
	1,200,000	g	Senegal Government International Bond	6.250	05/23/33	1,267,268
ZAR	22,000,000		South Africa Government International Bond	10.500	12/21/26	1,985,383
	$2,350,000		South Africa Government International Bond	4.300	10/12/28	2,267,163
	1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,710,752
	1,575,000		Turkey Government International Bond	6.000	03/25/27	1,677,816
	2,000,000		Turkey Government International Bond	6.875	03/17/36	2,230,924
	5,050,000	g	Ukraine Government International Bond	7.375	09/25/32	4,976,260
UYU	41,525,000	g	Uruguay Government International Bond	9.875	06/20/22	1,527,356
	$1,125,000		Uruguay Government International Bond	4.375	10/27/27	1,204,875
190

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		Uruguay Government International Bond	5.100%	06/18/50	$2,220,000
3,000,000	g	Zambia Government International Bond	8.500	04/14/24	3,310,590
		TOTAL FOREIGN GOVERNMENT BONDS			139,222,897

MORTGAGE BACKED - 21.6%
5,428,648		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/42	5,550,948
8,064,405		FHLMC	3.500	08/15/43	8,325,302
5,632,903		FHLMC	3.000	03/15/44	5,648,015
4,581		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	4,707
2,746,744		FGLMC	3.500	03/01/27	2,840,149
17,307		FGLMC	6.500	01/01/29	19,171
1,541		FGLMC	8.000	01/01/31	1,707
213,196		FGLMC	5.500	12/01/33	236,649
322,561		FGLMC	7.000	12/01/33	368,254
58,907		FGLMC	4.500	10/01/34	62,723
116,806		FGLMC	5.500	03/01/35	130,010
97,698		FGLMC	7.000	05/01/35	111,049
137,303		FGLMC	5.000	04/01/38	149,717
185,055	w	FGLMC	4.500	11/01/40	201,015
202,820	w	FGLMC	4.500	12/01/40	219,847
1,444,524		FGLMC	4.500	10/01/44	1,565,155
228,347		FGLMC	4.500	11/01/44	247,390
289,351		FGLMC	4.500	11/01/44	313,449
98,403		FGLMC	4.500	12/01/44	105,417
166,032		FGLMC	4.500	12/01/44	179,757
1,496,636		FGLMC	3.500	04/01/45	1,549,325
10,747,909		FGLMC	3.500	10/01/45	11,111,782
8,719,899		FGLMC	4.000	12/01/45	9,217,007
1,675,033		FGLMC	4.000	05/01/46	1,764,951
36,735,024		FGLMC	3.500	08/01/46	37,969,773
3,324,186		FGLMC	4.000	09/01/47	3,524,696
930		Federal National Mortgage Association (FNMA)	8.000	03/01/23	932
3,283		FNMA	9.000	11/01/25	3,600
2,545		FNMA	7.500	01/01/29	2,789
271,179		FNMA	2.500	06/01/30	271,826
969,054		FNMA	2.500	06/01/31	968,463
152,391		FNMA	2.500	07/01/31	152,326
3,697,219		FNMA	2.500	07/01/31	3,695,636
893,393		FNMA	2.500	08/01/31	893,011
538,586		FNMA	2.500	09/01/31	538,369
659,565		FNMA	2.500	09/01/31	659,282
433,813		FNMA	2.500	09/01/31	433,702
463,588		FNMA	2.500	10/01/31	463,401
142,112		FNMA	2.500	10/01/31	142,075
220,329		FNMA	2.500	11/01/31	220,240
292,952		FNMA	2.500	11/01/31	292,834
386,817		FNMA	2.500	11/01/31	386,580
344,945		FNMA	2.500	11/01/31	344,857
71,414		FNMA	2.500	11/01/31	71,385
173,374		FNMA	2.500	11/01/31	173,268
394,379		FNMA	2.500	11/01/31	394,220
179,048		FNMA	2.500	12/01/31	179,003
191

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$574,403		FNMA	2.500%	12/01/31	$574,171
200,830		FNMA	2.500	12/01/31	200,749
134,366		FNMA	2.500	12/01/31	134,332
453,927		FNMA	2.500	12/01/31	453,744
2,643,411		FNMA	2.500	01/01/32	2,641,797
4,400,707		FNMA	3.500	02/01/32	4,551,021
3,777,878		FNMA	3.500	05/01/32	3,912,510
883,778		FNMA	2.500	06/01/32	883,422
226,563		FNMA	2.500	06/01/32	226,425
424,497		FNMA	2.500	07/01/32	424,326
808,049		FNMA	2.500	07/01/32	807,842
1,769,966		FNMA	2.500	07/01/32	1,769,252
6,640,366		FNMA	3.500	07/01/32	6,867,676
86,632		FNMA	7.000	07/01/32	94,935
5,865,599		FNMA	2.500	08/01/32	5,864,219
39,204,853		FNMA	3.000	11/01/32	39,963,019
1,096,685		FNMA	5.000	06/01/33	1,190,488
98,857		FNMA	4.500	10/01/33	105,684
2,395,088		FNMA	5.000	10/01/33	2,602,069
105,143		FNMA	5.000	11/01/33	113,358
147,557		FNMA	5.000	11/01/33	160,295
101,146		FNMA	5.500	02/01/35	112,262
4,479,050		FNMA	5.000	05/01/35	4,866,078
2,511,152		FNMA	5.000	10/01/35	2,728,340
1,914,680		FNMA	5.000	02/01/36	2,080,262
2,949,488		FNMA	5.500	08/01/37	3,280,410
19,733		FNMA	6.000	09/01/37	22,648
16,147		FNMA	6.000	09/01/37	18,527
35,991		FNMA	6.500	09/01/37	39,894
1,396,727		FNMA	5.500	11/01/38	1,553,718
730,452		FNMA	5.500	12/01/38	815,574
2,103,758		FNMA	4.500	05/01/39	2,269,607
114,883		FNMA	4.000	07/01/39	121,238
197,232		FNMA	5.500	08/01/39	218,910
353,692		FNMA	5.500	04/01/40	391,682
403,370		FNMA	5.000	08/01/40	435,476
850,153		FNMA	5.000	09/01/40	917,843
106,894		FNMA	6.000	10/01/40	120,974
1,989,371		FNMA	4.500	01/01/41	2,147,106
5,438,257		FNMA	4.500	01/01/41	5,898,918
1,100,186		FNMA	5.000	05/01/41	1,187,996
715,864		FNMA	4.500	09/01/41	772,417
3,768,101		FNMA	5.500	12/01/41	4,264,054
1,384,960		FNMA	4.500	01/01/42	1,500,439
385,440		FNMA	4.500	03/01/42	416,119
1,307,379		FNMA	4.500	04/01/42	1,401,578
1,005,648		FNMA	4.500	06/01/42	1,077,093
2,219,421		FNMA	4.500	08/01/42	2,394,069
32,882		FNMA	3.000	10/01/42	33,066
1,796,729		FNMA	3.000	10/01/42	1,806,794
6,198,568	w	FNMA	3.000	01/01/43	6,233,211
2,041,140		FNMA	4.500	01/01/43	2,177,347
8,050,258	w	FNMA	3.000	02/01/43	8,095,361
192

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,430,780	FNMA	3.000%	02/25/43	$2,453,267
212,311	FNMA	3.000	04/01/43	213,500
2,667,522	FNMA	3.000	08/25/43	2,692,930
2,184,912	FNMA	4.500	10/01/43	2,358,030
2,012,171	FNMA	4.500	02/01/44	2,154,879
209,034	FNMA	4.000	04/01/44	220,601
744,507	FNMA	4.000	06/01/44	785,805
701,662	FNMA	4.000	06/01/44	740,493
1,653,768	FNMA	4.500	06/01/44	1,787,628
772,061	FNMA	4.000	07/01/44	814,277
211,543	FNMA	4.000	07/01/44	223,246
154,801	FNMA	4.000	08/01/44	163,360
209,048	FNMA	4.000	08/01/44	220,477
2,028,786	FNMA	4.000	08/01/44	2,140,642
1,402,837	FNMA	4.000	08/01/44	1,480,425
153,153	FNMA	4.000	09/01/44	161,627
214,529	FNMA	4.000	09/01/44	226,283
921,753	FNMA	4.000	10/01/44	972,733
4,795,400	FNMA	4.500	10/01/44	5,182,854
1,575,308	FNMA	4.000	12/01/44	1,662,440
2,753,634	FNMA	4.000	01/01/45	2,905,969
6,748,381	FNMA	3.000	02/25/45	6,768,848
403,084	FNMA	3.500	03/01/45	416,385
287,982	FNMA	3.500	03/01/45	297,983
683,395	FNMA	4.500	03/01/45	738,675
3,879,984	FNMA	3.000	03/25/45	3,905,290
3,512,433	FNMA	3.500	05/01/45	3,637,919
274,710	FNMA	4.000	05/01/45	289,911
4,215,412	FNMA	4.000	06/01/45	4,466,093
773,626	FNMA	4.000	08/01/45	820,148
5,360,606	FNMA	4.000	09/01/45	5,656,318
2,621,176	FNMA	4.000	11/01/45	2,778,850
1,498,348	FNMA	4.000	12/01/45	1,588,058
1,751,989	FNMA	3.500	01/01/46	1,810,549
9,702,736	FNMA	4.000	01/01/46	10,260,005
3,207,405	FNMA	3.500	02/01/46	3,312,534
912,162	FNMA	3.500	06/01/46	942,799
2,972,634	FNMA	3.500	08/01/46	3,055,416
14,329,683	FNMA	3.000	11/01/46	14,339,826
28,126,759	FNMA	3.000	12/01/46	28,146,668
11,623,422	FNMA	3.500	12/01/46	11,947,110
19,119,394	FNMA	3.500	12/01/46	19,651,829
31,500,347	FNMA	3.000	01/01/47	31,522,643
79,393,832	FNMA	3.500	01/01/47	81,604,783
6,003,351	FNMA	3.000	02/01/47	6,007,600
8,311,177	FNMA	3.000	04/01/47	8,317,060
1,937,950	FNMA	3.000	04/01/47	1,939,322
9,631,577	FNMA	3.000	06/01/47	9,638,394
84,786,954	FNMA	4.000	09/01/47	88,795,887
1,922,497	FNMA	4.500	09/01/47	2,047,735
90,542,179	FNMA	4.500	10/01/47	96,445,065
4,140,848	FNMA	4.000	12/01/47	4,360,453
22,922,000	FNMA	3.500	01/01/48	23,562,104
193

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$7,866	Government National Mortgage Association (GNMA)	7.500%	11/15/23	$8,359
2,057	GNMA	7.500	08/15/28	2,062
10,641	GNMA	6.500	12/15/28	11,805
38,962	GNMA	6.500	03/15/29	43,223
12,302	GNMA	8.500	10/20/30	14,129
3,554	GNMA	7.000	06/20/31	4,187
107,578	GNMA	5.000	02/15/33	115,756
350,663	GNMA	5.000	09/15/33	381,977
4,556,058	GNMA	3.700	10/15/33	4,751,811
24,585	GNMA	6.000	10/20/36	27,497
28,298	GNMA	6.000	01/20/37	32,119
44,927	GNMA	6.000	02/20/37	50,844
38,083	GNMA	5.000	04/15/38	41,314
20,034	GNMA	6.000	08/20/38	22,588
12,661	GNMA	4.500	02/20/39	13,648
17,850	GNMA	4.500	08/20/41	19,246
63,752	GNMA	4.500	09/20/41	68,734
13,922	GNMA	4.500	01/20/44	15,007
17,292	GNMA	4.500	02/20/44	18,639
26,889	GNMA	4.500	05/20/44	28,985
192,197	GNMA	4.500	05/20/44	207,100
208,924	GNMA	4.500	08/20/44	225,185
211,010	GNMA	4.500	09/20/44	227,406
75,048	GNMA	4.500	10/20/44	80,604
56,922	GNMA	4.500	11/20/44	60,982
131,408	GNMA	4.500	12/20/44	141,638
199,721	GNMA	4.500	02/20/45	215,127
232,795	GNMA	4.500	08/20/45	250,944
248,646	GNMA	4.500	08/20/45	268,000
232,587	GNMA	4.500	12/20/45	250,737
26,540,463	GNMA	3.500	08/20/47	27,483,557
3,991,342	GNMA	3.500	11/20/47	4,133,171
14,966,577	GNMA	4.000	11/20/47	15,690,721
70,623,308	GNMA	3.000	12/20/47	71,314,254
36,500,000	GNMA	3.500	12/20/47	37,796,998
	TOTAL MORTGAGE BACKED			907,298,189

MUNICIPAL BONDS - 5.8%
6,800,000	Alabama Economic Settlement Authority	4.263	09/15/32	7,320,064
1,000,000	Anaheim City School District	3.825	08/01/23	1,054,960
2,129,400	California Earthquake Authority	2.805	07/01/19	2,131,146
5,000,000	California Housing Finance Agency	2.966	08/01/22	5,055,350
5,865,000	Chicago Board of Education	5.000	12/01/20	6,119,541
5,000,000	Chicago Board of Education	5.000	12/01/21	5,260,550
2,800,000	Chicago Board of Education	5.000	12/01/21	2,945,908
1,620,000	City & County of San Francisco CA Community Facilities District No 2014	3.000	09/01/25	1,592,622
1,200,000	City & County of San Francisco CA Community Facilities District No 2014	3.250	09/01/27	1,184,556
1,040,000	City of Fort Worth TX	3.955	03/01/32	1,069,952
1,390,000	City of Fort Worth TX	4.088	03/01/37	1,428,837
2,500,000	City of Inglewood CA	4.300	09/01/40	2,575,675
194

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	City of San Angelo TX Water & Sewer Revenue	4.261%	02/15/37	$518,320
3,750,000	City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,849,450
9,800,000	Commonwealth Financing Authority	4.014	06/01/33	10,213,658
2,995,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	2,915,303
5,000,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	4,847,900
1,555,000	County of Miami-Dade FL Aviation Revenue	3.354	10/01/29	1,534,070
5,595,000	County of Miami-Dade FL Aviation Revenue	3.454	10/01/30	5,655,929
5,235,000	County of Miami-Dade FL Aviation Revenue	3.504	10/01/31	5,297,296
3,000,000	Denver City & County School District No	4.242	12/15/37	3,184,230
2,000,000	Florida Municipal Power Agency	2.769	10/01/23	1,958,420
2,100,000	Florida Municipal Power Agency	2.919	10/01/24	2,070,054
3,000,000	Florida Municipal Power Agency	3.059	10/01/25	2,980,620
600,000	Grant County Public Utility District No 2	5.630	01/01/27	696,150
250,000	Harris County Flood Control District	1.818	10/01/18	250,035
895,000	Illinois Housing Development Authority	4.105	07/01/27	922,324
2,430,000	Indiana Finance Authority	3.166	07/01/30	2,395,057
3,000,000	Indiana Finance Authority	3.624	07/01/36	3,042,450
2,270,000	Los Angeles County Public Works Financing Authority	2.910	12/01/20	2,299,011
1,250,000	Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,291,225
2,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	1,946,580
3,840,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	3,745,498
1,250,000	Maryland Community Development Administration Housing Revenue	2.713	03/01/25	1,226,500
7,440,000	Maryland Community Development Administration Housing Revenue	3.797	03/01/39	7,356,226
5,000,000	Maryland Health & Higher Educational Facilities Authority	3.632	07/01/24	5,095,600
165,000	Massachusetts Housing Finance Agency	2.807	12/01/19	164,790
635,000	Massachusetts Housing Finance Agency	4.786	12/01/32	655,898
2,780,000	Michigan Finance Authority	3.610	11/01/32	2,742,053
6,710,000	Michigan Finance Authority	3.585	11/01/35	6,567,748
4,575,000	New Jersey Economic Development Authority	3.882	06/15/19	4,628,802
7,500,000	New Jersey Economic Development Authority	4.271	06/15/20	7,654,500
1,600,000	New Jersey Economic Development Authority	5.706	06/15/30	1,804,080
1,500,000	New Jersey Educational Facilities Authority	2.304	07/01/22	1,474,170
1,415,000	New Jersey Educational Facilities Authority	2.504	07/01/23	1,367,923
1,615,000	New Jersey Institute of Technology	4.177	07/01/37	1,655,714
2,655,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	2,953,077
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,042,850
2,500,000	Palm Beach County Solid Waste Authority	2.636	10/01/24	2,468,100
5,500,000	Palm Desert Redevelopment Agency	2.750	10/01/22	5,458,530
6,155,000	Palm Desert Redevelopment Agency	3.000	10/01/23	6,126,810
1,690,000	Port of Corpus Christi Authority of Nueces County	2.888	12/01/21	1,703,165
2,000,000	Port of Seattle WA	3.471	05/01/31	2,014,060
195

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,390,000		Regents of the University of California Medical Center Pooled Revenue	2.659%	05/15/28	$1,320,542
1,800,000		Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	1,689,066
3,535,000		Regents of the University of California Medical Center Pooled Revenue	2.859	05/15/30	3,307,240
5,000,000		Rhode Island Convention Center Authority	3.195	05/15/26	4,990,600
3,750,000		Rhode Island Convention Center Authority	3.265	05/15/27	3,732,900
5,000,000		San Jose Redevelopment Agency	3.250	08/01/29	4,928,000
5,000,000		State of California	4.988	04/01/39	5,562,250
2,000,000		State of Illinois	2.770	04/01/18	2,001,780
1,000,000		State of Illinois	4.125	01/01/19	1,009,480
10,000,000		State of Illinois	5.000	02/01/19	10,242,500
4,000,000		State of Texas	3.721	10/01/31	4,149,600
4,000,000		State of Texas	3.771	10/01/32	4,160,280
4,050,000		Syracuse Industrial Development Agency	5.000	01/01/36	3,948,426
500,000		University of California	2.676	05/15/21	503,905
4,500,000		University of California	2.817	05/15/24	4,482,000
7,000,000		University of California	3.063	07/01/25	7,076,230
3,000,000		University of California	3.169	05/15/29	2,983,320
4,420,000		University of California	3.552	05/15/39	4,403,602
6,385,000	†	Virgin Islands Public Finance Authority	5.000	10/01/21	3,192,500
5,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	4,975,050
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,765,098
		TOTAL MUNICIPAL BONDS			244,937,706

U.S. TREASURY SECURITIES - 18.7%
11,000,000		United States Treasury Bond	5.000	05/15/37	15,071,100
20,000,000		United States Treasury Bond	4.500	05/15/38	25,972,492
30,000,000		United States Treasury Bond	4.375	11/15/39	38,566,182
20,000,000		United States Treasury Bond	4.375	05/15/40	25,764,189
12,000,000		United States Treasury Bond	2.500	02/15/46	11,406,281
15,000,000		United States Treasury Bond	2.500	05/15/46	14,252,553
10,675,000		United States Treasury Bond	3.000	05/15/47	11,210,978
34,465,000		United States Treasury Bond	2.750	08/15/47	34,469,345
5,000,000		United States Treasury Bond	2.750	11/15/47	5,002,575
86,000		United States Treasury Note	1.375	09/30/19	85,249
6,300,000		United States Treasury Note	1.500	10/31/19	6,255,931
2,165,000		United States Treasury Note	1.750	11/30/19	2,159,328
2,815,000		United States Treasury Note	1.750	11/15/20	2,798,598
40,000,000		United States Treasury Note	1.125	07/31/21	38,678,584
20,000,000		United States Treasury Note	2.000	08/31/21	19,933,049
20,000,000		United States Treasury Note	2.125	09/30/21	20,011,201
20,000,000		United States Treasury Note	2.000	12/31/21	19,897,235
62,500,000		United States Treasury Note	1.875	01/31/22	61,846,455
12,220,000		United States Treasury Note	2.000	11/30/22	12,107,056
20,000,000		United States Treasury Note	1.750	01/31/23	19,547,034
10,000,000		United States Treasury Note	1.625	05/31/23	9,685,031
10,000,000		United States Treasury Note	1.250	07/31/23	9,475,174
35,100,000		United States Treasury Note	1.375	08/31/23	33,455,078
44,400,000		United States Treasury Note	2.250	12/31/23	44,309,029
22,500,000		United States Treasury Note	2.250	01/31/24	22,446,808
196

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$10,000,000		United States Treasury Note		2.750%	02/15/24	$10,260,295
25,000,000		United States Treasury Note		2.125	02/29/24	24,747,500
20,000,000		United States Treasury Note		2.125	03/31/24	19,791,697
20,000,000		United States Treasury Note		2.000	04/30/24	19,634,632
35,000,000		United States Treasury Note		2.500	05/15/24	35,387,187
7,155,000		United States Treasury Note		2.000	05/31/24	7,019,800
7,500,000		United States Treasury Note		2.000	06/30/24	7,354,745
500,000		United States Treasury Note		2.125	07/31/24	493,947
11,052,000		United States Treasury Note		2.125	09/30/24	10,910,386
40,000,000		United States Treasury Note		2.000	02/15/25	39,091,766
10,000,000		United States Treasury Note		2.125	05/15/25	9,844,745
30,000,000		United States Treasury Note		2.000	08/15/25	29,238,785
30,000,000		United States Treasury Note		2.250	11/15/25	29,728,384
20,479,000		United States Treasury Note		2.250	11/15/27	20,183,689
15,000,000		United States Treasury Note		4.250	05/15/39	18,942,669
		TOTAL U.S. TREASURY SECURITIES				787,036,762

		TOTAL GOVERNMENT BONDS				2,078,495,554
		(Cost $2,079,938,501)

STRUCTURED ASSETS - 14.0%

ASSET BACKED - 7.8%
102,207	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.735%	2.287	08/25/35	102,321
		Series - 2005 HE5 (Class M2)
8,960,000		AmeriCredit Automobile Receivables Trust		2.570	07/08/20	8,991,011
		Series - 2014 2 (Class D)
10,000,000		AmeriCredit Automobile Receivables Trust		2.710	09/08/22	9,923,291
		Series - 2016 3 (Class D)
4,750,000	g	Anchorage Capital CLO 7 Ltd		3.300	10/15/27	4,724,818
		Series - 2015 7A (Class B2R)
1,750,000	g,i	Ares XXVIII CLO Ltd	LIBOR 3 M + 2.100%	3.453	10/17/24	1,750,194
		Series - 2013 3A (Class C1R)
4,000,000	g,i	Ares XXXIV CLO Ltd	LIBOR 3 M + 1.500%	2.811	07/29/26	3,999,458
		Series - 2015 2A (Class BR)
1,137,534	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.750%	2.080	03/25/35	1,142,163
		Series - 2005 HE1 (Class M1)
5,000,000	g,i	Atrium XI	LIBOR 3 M + 1.500%	2.632	10/23/25	5,002,659
		Series - 2017 11A (Class BR)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.040	03/20/19	3,003,494
		Series - 2012 3A (Class B)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.780	06/20/22	3,064,051
		Series - 2016 1A (Class B)
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.360	11/20/22	5,032,753
		Series - 2016 2A (Class B)
3,500,000	g	Avis Budget Rental Car Funding AESOP LLC		4.830	11/20/22	3,513,501
		Series - 2016 2A (Class C)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	8,498,609
		Series - 2017 2A (Class A)
1,123,992	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.490%	2.042	07/25/35	1,119,946
		Series - 2005 SD3 (Class 1A)
197

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,130,617	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.400%	1.952%	02/25/36	$1,131,100
		Series - 2006 EC2 (Class M1)
2,000,000	g	Bowman Park CLO Ltd		3.545	11/23/25	2,000,311
		Series - 2014 1A (Class B2R)
5,000,000	g,i	Canyon Capital	LIBOR 3 M + 1.600%	2.253	12/15/20	4,992,885
		Series - 2006 1A (Class D)
1,100,000		Capital Auto Receivables Asset Trust		3.160	11/20/20	1,109,378
		Series - 2015 2 (Class D)
2,250,000		Capital Auto Receivables Asset Trust		2.420	06/21/21	2,251,882
		Series - 2016 2 (Class C)
3,000,000		Capital Auto Receivables Asset Trust		3.160	11/20/23	3,015,991
		Series - 2016 2 (Class D)
5,000,000	g	Capital Automotive REIT		3.660	10/15/44	5,011,700
		Series - 2014 1A (Class A)
4,966,667	g	Capital Automotive REIT		3.870	04/15/47	5,035,757
		Series - 2017 1A (Class A1)
6,451,318	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	1.650	04/07/52	218,916
		Series - 2007 1A (Class A2)
654,762	g	CCR, Inc		4.750	07/10/22	660,188
		Series - 2012 CA (Class C)
1,500,000	g	Cent CLO 21 Ltd		3.500	07/27/26	1,502,597
		Series - 2014 21A (Class A2BR)
45,078		Centex Home Equity		5.540	01/25/32	45,707
		Series - 2002 A (Class AF6)
110,851		Countrywide Asset-Backed Certificates		5.216	10/25/27	110,715
		Series - 2002 S4 (Class A5)
7,293,750	g	DB Master Finance LLC		3.980	02/20/45	7,444,804
		Series - 2015 1A (Class A2II)
5,000,000	g	DB Master Finance LLC		3.629	11/20/47	5,032,600
		Series - 2017 1A (Class A2I)
1,970,000	g	Domino’s Pizza Master Issuer LLC		3.484	10/25/45	1,976,856
		Series - 2015 1A (Class A2I)
2,992,500	g,i	Domino’s Pizza Master Issuer LLC	LIBOR 3 M + 1.250%	2.551	07/25/47	2,998,096
		Series - 2017 1A (Class A2I)
4,987,500	g	Domino’s Pizza Master Issuer LLC		4.118	07/25/47	5,095,629
		Series - 2017 1A (Class A23)
3,233,750	g	FOCUS Brands Funding LLC		3.857	04/30/47	3,270,970
		Series - 2017 1A (Class A2I)
4,100,000	g,i	Galaxy XIX CLO Ltd	LIBOR 3 M + 1.220%	2.585	07/24/30	4,132,276
		Series - 2015 19A (Class A1R)
116,528	i	GSAMP Trust	LIBOR 1 M + 0.180%	1.510	02/25/36	116,514
		Series - 2006 NC1 (Class A2)
3,701,047	i	GSAMP Trust	LIBOR 1 M + 0.735%	2.287	07/25/45	3,716,509
		Series - 2005 HE4 (Class M2)
955,266	g	HERO Funding Trust		3.280	09/20/48	951,323
		Series - 2017 2A (Class A1)
1,910,532	g	HERO Funding Trust		4.070	09/20/48	1,948,069
		Series - 2017 2A (Class A2)
3,633,023	†,g	HERO Residual Funding		4.500	09/21/42	3,614,858
		Series - 2016 1R (Class A1)
4,020,000	g	Hertz Vehicle Financing LLC		1.830	08/25/19	4,014,384
		Series - 2013 1A (Class A2)
4,000,000	g	Hertz Vehicle Financing LLC		2.320	03/25/20	3,986,519
		Series - 2016 1A (Class A)
198

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$6,000,000	g	Hertz Vehicle Financing LLC		3.110%	07/25/20	$5,968,243
		Series - 2016 3A (Class B)
2,000,000	g	Hertz Vehicle Financing LLC		4.430	07/25/20	1,999,992
		Series - 2016 3A (Class C)
2,512,479	g	Hilton Grand Vacations Trust		2.660	12/26/28	2,494,481
		Series - 2017 AA (Class A)
4,187,466	g,i	Hilton Grand Vacations Trust		2.960	12/26/28	4,159,609
		Series - 2017 AA (Class B)
1,870,530	i	Home Equity Mortgage Loan Asset-Backed Trust	LIBOR 1 M + 0.370%	1.922	10/25/35	1,869,446
		Series - 2005 C (Class AII3)
1,429,687	i	Lehman XS Trust	LIBOR 1 M + 0.560%	2.112	08/25/35	1,409,641
		Series - 2005 2 (Class 1A1)
337,472	i	Lehman XS Trust	LIBOR 1 M + 0.250%	1.802	02/25/36	336,824
		Series - 2006 1 (Class 1A1)
3,000,000	g	Madison Park Funding XIII Ltd		3.300	01/19/25	3,002,337
		Series - 2014 13A (Class B2R)
908,418	i	MASTR Asset Backed Securities Trust	LIBOR 1 M + 0.675%	2.227	10/25/35	909,472
		Series - 2005 HE2 (Class M1)
962,825		MASTR Asset Backed Securities Trust		5.648	11/25/35	940,679
		Series - 2005 AB1 (Class A4)
500,000	g	Mosaic Solar Loans LLC		0.010	09/20/42	441,581
		Series - 2017 2A (Class D)
3,365,353	g	Mosaic Solar Loans LLC		3.820	09/20/42	3,377,730
		Series - 2017 2A (Class A)
1,859,711	g	MVW Owner Trust		2.520	12/20/32	1,850,201
		Series - 2015 1A (Class A)
2,672,943	g	MVW Owner Trust		2.640	12/20/33	2,606,494
		Series - 2016 1A (Class B)
3,364,530	g	MVW Owner Trust		2.420	12/20/34	3,333,855
		Series - 2017 1A (Class A)
5,318,404	i	NovaStar Mortgage Funding Trust	LIBOR 1 M + 1.125%	1.650	09/25/33	5,318,373
		Series - 2003 2 (Class M1)
912,338		Oakwood Mortgage Investors, Inc		5.410	11/15/32	943,414
		Series - 2002 C (Class A1)
151,387	g	OneMain Direct Auto Receivables Trust		2.040	01/15/21	151,439
		Series - 2016 1A (Class A)
473,733	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	469,146
		Series - 2014 AA (Class B)
182,536		Renaissance Home Equity Loan Trust		5.392	07/25/34	182,315
		Series - 2004 2 (Class AF4)
2,850,000		Residential Funding Mortgage Securities II, Inc		6.630	09/25/35	2,909,575
		Series - 2005 HI3 (Class M5)
81,639		Residential Funding Mortgage Securities II, Inc		6.510	02/25/36	82,082
		Series - 2006 HI1 (Class M1)
2,182,983		Residential Funding Mortgage Securities II, Inc		6.560	02/25/36	2,286,089
		Series - 2006 HI1 (Class M2)
4,000,000		Santander Drive Auto Receivables Trust		2.660	11/15/21	4,012,738
		Series - 2016 2 (Class C)
800,000		Santander Drive Auto Receivables Trust		2.740	12/15/21	803,652
		Series - 2015 5 (Class C)
199

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000		Santander Drive Auto Receivables Trust		3.090%	04/15/22	$5,050,997
		Series - 2016 1 (Class C)
3,800,000		Santander Drive Auto Receivables Trust		3.390	04/15/22	3,855,988
		Series - 2016 2 (Class D)
202,957		Saxon Asset Securities Trust		6.120	11/25/30	211,562
		Series - 2002 2 (Class AF6)
709,458	i	Securitized Asset Backed Receivables LLC	LIBOR 1 M + 0.320%	1.650	10/25/35	709,198
		Series - 2005 OP2 (Class A2C)
6,054,449	g	Sierra Receivables Funding Co LLC		3.200	03/20/34	6,033,775
		Series - 2017 1A (Class B)
611,704	g	Sierra Timeshare Receivables Funding LLC		2.430	06/20/32	608,686
		Series - 2015 2A (Class A)
2,407,040	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	2,403,481
		Series - 2015 3A (Class A)
3,368,631	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	3,357,745
		Series - 2015 3A (Class B)
2,118,355	g	Sierra Timeshare Receivables Funding LLC		2.330	07/20/33	2,102,388
		Series - 2016 2A (Class A)
4,236,711	g	Sierra Timeshare Receivables Funding LLC		2.780	07/20/33	4,211,761
		Series - 2016 2A (Class B)
1,650,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	1,639,165
		Series - 2017 C (Class A2B)
589,737	g	SolarCity LMC		4.800	11/20/38	606,719
		Series - 2013 1 (Class A)
748,068	g	SolarCity LMC		4.590	04/20/44	762,018
		Series - 2014 1 (Class A)
1,264,170	†,g	SolarCity LMC		4.020	07/20/44	1,219,846
		Series - 2014 2 (Class A)
14,173,373	g	SpringCastle America Funding LLC		3.050	04/25/29	14,261,271
		Series - 2016 AA (Class A)
8,300,000	g	SpringCastle America Funding LLC		4.100	10/25/33	8,227,999
		Series - 2016 AA (Class B)
1,485,440	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	2.861	04/25/35	1,451,833
		Series - 2005 7XS (Class 2A1A)
3,500,000		Synchrony Credit Card Master Note Trust		2.620	10/15/25	3,498,420
		Series - 2017 2 (Class A)
7,900,000	g	Taco Bell Funding LLC		3.832	05/25/46	8,007,203
		Series - 2016 1A (Class A2I)
4,937,500	g	Taco Bell Funding LLC		4.970	05/25/46	5,187,881
		Series - 2016 1A (Class A23)
12,500,000	†,g	TES LLC		4.330	10/20/47	12,574,750
		Series - 2017 1A (Class A)
5,000,000	†,g	TES LLC		7.740	10/20/47	5,050,000
		Series - 2017 1A (Class B)
2,177,083	g	THUNDERBOLT AIRCRAFT LEASE Ltd		4.500	05/17/32	2,056,243
		Series - 2017 A (Class C)
9,104,167	g	THUNDERBOLT AIRCRAFT LEASE Ltd		4.212	05/17/32	9,350,872
		Series - 2017 A (Class A)
200

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,367,264	g	Vericrest Opportunity Loan Tra		3.250%	04/25/59	$2,371,325
		Series - 2017 NPL7 (Class A1)
3,500,000	g	Vericrest Opportunity Loan Tra		5.375	04/25/59	3,499,851
		Series - 2017 NPL7 (Class A2)
2,000,000	g	VOLT LIX LLC		5.375	05/25/47	2,013,041
		Series - 2017 NPL6 (Class A2)
2,759,866	g	VOLT LVII LLC		3.375	04/25/47	2,770,742
		Series - 2017 NPL4 (Class A1)
274,521	g	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	272,147
		Series - 2006 N1 (Class N1)
33,356	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	1.912	05/25/35	33,217
		Series - 2005 SD1 (Class A)
11,730,000	g	Wendys Funding LLC		3.371	06/15/45	11,761,436
		Series - 2015 1A (Class A2I)
9,000,000	g,h	Wendys Funding LLC		3.573	03/15/48	8,997,192
		Series - 2018 1A (Class A2I)
8,000,000	g,h	Wendys Funding LLC		3.884	03/15/48	8,005,624
		Series - 2018 1A (Class A2II)
		TOTAL ASSET BACKED				329,278,587

OTHER MORTGAGE BACKED - 6.2%
1,899,665	i	Adjustable Rate Mortgage Trust	LIBOR 1 M + 1.050%	2.379	05/25/35	1,838,450
		Series - 2005 1 (Class 5M1)
2,537,017	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	3.073	10/25/34	2,510,103
		Series - 2004 3 (Class 4A)
556,021	i	Banc of America Commercial Mortgage Trust		5.724	05/10/45	555,239
		Series - 2006 2 (Class C)
10,000,000		Banc of America Commercial Mortgage Trust		3.019	07/15/49	10,020,428
		Series - 2016 UB10 (Class ASB)
1,340,000	g,i	Banc of America Commercial Mortgage Trust		5.859	02/10/51	1,345,822
		Series - 2007 4 (Class E)
7,500,000	i	Banc of America Commercial Mortgage Trust		5.944	02/10/51	7,641,142
		Series - 2007 5 (Class AJ)
1,965,000	g,i	Banc of America Commercial Mortgage Trust		6.000	02/10/51	1,973,538
		Series - 2007 4 (Class D)
6,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	5,986,794
		Series - 2007 5 (Class B)
4,524,442	†,g,i,m	Bayview Opportunity Master Fund IVb Trust	LIBOR 1 M + 2.150%	3.714	10/25/28	4,554,032
		Series - 2017 CRT1 (Class M)
4,500,000		CD Mortgage Trust		2.622	08/10/49	4,444,770
		Series - 2016 CD1 (Class ASB)
329,351		Citicorp Mortgage Securities, Inc		5.500	07/25/35	319,953
		Series - 2005 4 (Class 1A7)
10,000,000		Citigroup Commercial Mortgage Trust		3.003	05/10/49	10,068,792
		Series - 2016 C1 (Class AAB)
9,773,225	i	COBALT CMBS Commercial Mortgage Trust		5.839	05/15/46	9,933,897
		Series - 2007 C3 (Class AJ)
201

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$9,044,000		COMM Mortgage Trust		2.972%	10/10/49	$9,077,771
		Series - 2016 COR1 (Class ASB)
597,729		Countrywide Alternative Loan Trust		5.000	04/25/20	589,523
		Series - 2005 6CB (Class 2A1)
789,498	i	Countrywide Alternative Loan Trust	LIBOR 1 M + 0.230%	1.731	07/20/35	771,720
		Series - 2005 24 (Class 4A1)
829,724	i	Countrywide Home Loan Mortgage Pass Through Trust		3.484	11/20/34	845,213
		Series - 2004 HYB6 (Class A2)
95,377		Countrywide Home Loan Mortgage Pass Through Trust		5.250	09/25/35	91,740
		Series - 2005 17 (Class 1A10)
2,083,000	g,i	DBUBS Mortgage Trust		5.340	08/10/44	2,226,348
		Series - 2011 LC3A (Class B)
4,186,707	g,i	Flagstar Mortgage Trust		3.500	03/25/47	4,238,224
		Series - 2017 1 (Class 1A5)
5,240,376	i	GE Capital Commercial Mortgage Corp		5.731	11/10/45	5,344,073
		Series - 2005 C4 (Class AJ)
801,980		GSR Mortgage Loan Trust		6.000	01/25/35	809,460
		Series - 2005 1F (Class 3A3)
202,200	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.212	03/25/35	193,704
		Series - 2004 11 (Class 2A1)
1,730,930	i	Impac CMB Trust	LIBOR 1 M + 0.250%	1.802	05/25/35	1,705,874
		Series - 0 4 (Class 1A1B)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		4.052	01/15/46	1,617,227
		Series - 2013 C13 (Class D)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.397	07/15/46	328,768
		Series - 2011 C4 (Class C)
10,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		2.713	08/15/49	9,888,071
		Series - 2016 JP2 (Class ASB)
1,281,651	i	JP Morgan Mortgage Trust		3.579	11/25/33	1,304,529
		Series - 2006 A2 (Class 5A3)
6,772,602	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	6,864,080
		Series - 2017 1 (Class A3)
9,174,082	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	9,292,492
		Series - 2017 2 (Class A3)
1,497,000	g,i	JPMBB Commercial Mortgage Securities Trust		3.364	09/15/47	925,646
		Series - 2014 C23 (Class E)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.344	02/15/48	980,357
		Series - 2015 C27 (Class C)
5,450,000		JPMBB Commercial Mortgage Securities Trust		3.227	10/15/48	5,515,478
		Series - 2015 C28 (Class A4)
2,390,335	i	LB-UBS Commercial Mortgage Trust		5.541	03/15/39	2,416,189
		Series - 2006 C3 (Class C)
620,124	i	LB-UBS Commercial Mortgage Trust		5.563	02/15/40	620,538
		Series - 2007 C1 (Class D)
830,776		Lehman Mortgage Trust		5.500	11/25/35	777,978
		Series - 2005 1 (Class 2A4)
3,040,815	†,g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.042	07/25/47	3,046,517
		Series - 2015 A (Class A)
202

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$4,538,553	i	ML-CFC Commercial Mortgage Trust		5.526%	03/12/51	$4,589,648
		Series - 2007 6 (Class AM)
5,000,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.249	02/15/48	5,067,035
		Series - 2015 C20 (Class A4)
925,000		Morgan Stanley Bank of America Merrill Lynch Trust		4.160	02/15/48	932,397
		Series - 2015 C20 (Class B)
3,149,500	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.705%	2.257	02/25/35	3,092,821
		Series - 2005 WMC2 (Class M3)
1,873,601	i	Morgan Stanley Capital I Trust		5.389	11/12/41	1,875,035
		Series - 2006 HQ10 (Class AJ)
4,817,543	i	Morgan Stanley Capital I Trust		5.995	06/11/49	4,824,842
		Series - 2007 IQ15 (Class AJ)
10,000,000		Morgan Stanley Capital I Trust		2.606	08/15/49	9,807,605
		Series - 2016 UB11 (Class ASB)
3,878,504	i	Morgan Stanley Capital I Trust		6.169	12/12/49	3,490,654
		Series - 2007 IQ16 (Class AJFX)
10,000,000	g	MSSG Trust		3.690	09/13/39	10,111,398
		Series - 2017 237P (Class B)
1,908,937	i	Option One Mortgage Loan Trust	LIBOR 1 M + 0.795%	2.347	05/25/34	1,860,260
		Series - 2004 2 (Class M1)
4,559,714	g,i	Sequoia Mortgage Trust		3.500	02/25/47	4,624,384
		Series - 2017 1 (Class A4)
13,996,832	g,i	Sequoia Mortgage Trust		3.500	04/25/47	14,185,902
		Series - 2017 3 (Class A4)
13,728,812	g,i	Sequoia Mortgage Trust		3.500	08/25/47	13,923,486
		Series - 2017 5 (Class A4)
4,618,528	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	4,666,441
		Series - 2017 1 (Class A4)
949,747	i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.340%	1.892	08/25/35	941,417
		Series - 2005 16XS (Class A1)
273,108	g,i	Terwin Mortgage Trust	LIBOR 1 M + 0.780%	2.332	03/25/35	271,277
		Series - 2005 3SL (Class M1)
6,728,588	g	VOLT LXII LLC		3.125	09/25/47	6,724,425
		Series - 2017 NPL9 (Class A1)
255,472	i	Wachovia Bank Commercial Mortgage Trust		5.413	12/15/43	260,592
		Series - 2007 C30 (Class AJ)
3,225,380	i	Wachovia Bank Commercial Mortgage Trust		5.825	07/15/45	3,239,657
		Series - 2006 C27 (Class AJ)
5,995,292	i	Wachovia Bank Commercial Mortgage Trust		6.084	05/15/46	6,147,763
		Series - 2007 C34 (Class AJ)
100,000	i	Wachovia Bank Commercial Mortgage Trust		6.159	05/15/46	102,443
		Series - 2007 C34 (Class C)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	3,074,795
		Series - 2007 C34 (Class B)
7,792,456	i	Wachovia Bank Commercial Mortgage Trust		5.660	04/15/47	7,911,602
		Series - 2007 C31 (Class AJ)
203

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$2,117,752	i	Wachovia Bank Commercial Mortgage Trust	5.783%	06/15/49	$2,138,951
			Series - 2007 C32 (Class AJ)
	9,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.783	06/15/49	5,396,220
			Series - 2007 C32 (Class B)
	20,877	i	Wachovia Bank Commercial Mortgage Trust	6.011	02/15/51	20,848
			Series - 2007 C33 (Class AM)
	9,027,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	9,350,090
			Series - 2014 C24 (Class A5)
			TOTAL OTHER MORTGAGE BACKED			259,296,468

			TOTAL STRUCTURED ASSETS			588,575,055
			(Cost $592,669,126)

			TOTAL BONDS			3,995,643,629
			(Cost $3,980,797,924)

SHARES			COMPANY
COMMON STOCKS - 0.1%

ENERGY - 0.1%
	39,533	*	Gulfmark Offshore, Inc			1,126,295
	24,259	*,m	Gulfmark Offshore, Inc			691,139
	31,813	*	Peabody Energy Corp			1,252,478
			TOTAL ENERGY			3,069,912
			TOTAL COMMON STOCKS			3,069,912
			(Cost $1,766,244)

PREFERRED STOCKS - 0.0%

ENERGY - 0.0%
	3,711	*	Peabody Energy Corp			294,579
			TOTAL ENERGY			294,579
			TOTAL PREFERRED STOCKS			294,579
			(Cost $97,155)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
	9,625	m	Gulfmark Offshore, Inc			274,120
	3,352	m	Gulfmark Offshore, Inc			95,465
			TOTAL ENERGY			369,585
			TOTAL RIGHTS / WARRANTS			369,585
			(Cost $270,181)

PRINCIPAL			ISSUER
SHORT-TERM INVESTMENTS - 1.3%

TREASURY DEBT - 1.3%
EGP	67,700,000	j	Egypt Treasury Bills	0.000	08/21/18	3,412,815
NGN	1,700,000,000	j	Nigeria Treasury Bill	0.000	07/05/18	4,373,486
	$3,230,000		United States Treasury Bill	1.136	01/11/18	3,229,049
204

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$13,000,000	United States Treasury Bill	1.121%	01/18/18	$12,992,843
18,500,000	United States Treasury Bill	1.278	03/01/18	18,462,072
11,800,000	United States Treasury Bill	1.412	03/29/18	11,761,417
	TOTAL TREASURY DEBT			54,231,682

	TOTAL SHORT-TERM INVESTMENTS			54,231,682
	(Cost $54,035,443)

	TOTAL INVESTMENTS - 99.7%			4,192,438,024
	(Cost $4,176,369,887)
	OTHER ASSETS & LIABILITIES, NET - 0.3%			12,145,006
	NET ASSETS - 100.0%			$4,204,583,030

Abbreviation(s):
BRL	Brazilian real
DGS5	5-Year Treasury Constant Maturity Rate
EGP	Egyptian pound
ICE	Intercontinental Exchange
JPY	Japanese yen
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican peso
NGN	Nigerian naira
REIT	Real Estate Investment Trust
TRY	Turkish lira
USD	United States Dollar
UYU	Uruguayan peso
Y	Year
ZAR	South African rand

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2017, the aggregate value of these securities was $776,063,048 or 18.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

Bilateral cross currency swap contracts outstanding as of December 31, 2017 were as follows (see Note 3):

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount		Value	Upfront receipts (payments)	Unrealized appreciation (depreciation)
USD		Fixed semi-annual 1.94%	JP Morgan Chase Bank, N.A.	4/15/19	USD	20,664,870	$194,712	$(132,400)	$327,112
JPY	Fixed semi-annual 0.10%	—			JPY	2,300,000,000	—		—

Abbreviation(s):
JPY	Japanese yen
USD	United States Dollar
205

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2017

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 7.5%

AUTOMOBILES & COMPONENTS - 0.2%
$8,633,326	i	Gates Global LLC	LIBOR 3 M + 3.000%	4.690%	04/01/24	$8,675,284
		TOTAL AUTOMOBILES & COMPONENTS				8,675,284

CAPITAL GOODS - 0.0%
1,662,438	i	Proampac PG Borrower LLC	LIBOR 1 and 3 M + 3.500%	4.910	11/20/23	1,674,390
		TOTAL CAPITAL GOODS				1,674,390

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
10,061,444	i	ProQuest LLC	LIBOR 1 M + 3.750%	5.319	10/24/21	10,180,973
16,388,390	i	Spin Holdco, Inc	LIBOR 2 M + 3.750%	5.147	11/14/22	16,503,109
745,208	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	8.179	05/15/23	737,756
4,254,792	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	8.570	05/15/23	4,212,244
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				31,634,082

CONSUMER DURABLES & APPAREL - 0.2%
11,106,034	i	Academy Ltd	LIBOR 1 and 3 M + 4.000%	5.546	07/01/22	8,715,460
		TOTAL CONSUMER DURABLES & APPAREL				8,715,460

CONSUMER SERVICES - 1.2%
12,248,923	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	5.440	07/28/22	12,141,745
462,640	i	Boyd Gaming Corp	LIBOR 1 W + 2.500%	3.980	09/15/23	464,953
13,275,000	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 8.250%	9.940	07/10/23	13,059,281
9,875,000	i	KinderCare Education LLC	LIBOR 3 M + 3.750%	5.443	08/12/22	9,887,344
8,800,000	i	KUEHG Corp	LIBOR 3 M + 8.250%	9.940	08/22/25	8,844,000
3,715,688	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 3.250%	4.820	08/14/24	3,743,555
		TOTAL CONSUMER SERVICES				48,140,878

DIVERSIFIED FINANCIALS - 0.1%
2,169,563	i	Canyon Valor Cos, Inc	LIBOR 3 M + 4.250%	5.940	06/16/23	2,192,169
		TOTAL DIVERSIFIED FINANCIALS				2,192,169

ENERGY - 0.4%
10,845,000	i	California Resources Corp	LIBOR 1 M + 10.375%	11.876	12/31/21	11,888,831
4,887,500	i	Petrochoice Holdings, Inc	LIBOR 2 M + 5.000%	6.420	08/21/22	4,911,937
		TOTAL ENERGY				16,800,768

FOOD & STAPLES RETAILING - 0.3%
2,000,000	i	Rite Aid Corp	LIBOR 1 W + 4.750%	6.240	08/21/20	2,005,840
11,000,000	i	Rite Aid Corp	LIBOR 1 W + 3.875%	5.365	06/21/21	11,013,750
		TOTAL FOOD & STAPLES RETAILING				13,019,590

FOOD, BEVERAGE & TOBACCO - 0.1%
5,650,000	i	Utz Quality Foods LLC	LIBOR 1 M + 3.500%	5.010	11/21/24	5,688,872
		TOTAL FOOD, BEVERAGE & TOBACCO				5,688,872
206

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
$9,722,896	i	Greatbatch Ltd	LIBOR 1 M + 3.250%	4.660%	10/27/22	$9,791,248
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				9,791,248

INSURANCE - 0.5%
12,513,625	i	Acrisure LLC	LIBOR 2 M + 4.250%	5.647	11/22/23	12,623,119
5,475,000	i	Asurion LLC	LIBOR 1 M + 6.000%	7.570	08/04/25	5,620,416
		TOTAL INSURANCE				18,243,535

MATERIALS - 0.6%
7,210,926	i	Plaze, Inc	LIBOR 3 M + 3.500%	5.190	07/29/22	7,258,230
12,000,000	i	Solenis International LP	LIBOR 3 M + 6.750%	8.229	07/29/22	11,439,960
1,556,977	i	Tronox Blocked Borrower LLC	LIBOR 3 M + 3.000%	4.690	09/23/24	1,565,867
3,593,023	i	Tronox Finance LLC	LIBOR 3 M + 3.000%	4.690	09/23/24	3,613,539
		TOTAL MATERIALS				23,877,596

MEDIA - 0.2%
6,405,715	i	Time, Inc	LIBOR 1 M + 3.500%	5.069	10/11/24	6,409,750
		TOTAL MEDIA				6,409,750

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
9,276,750	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	5.070	09/26/24	8,963,660
1,221,938	i	PAREXEL International Corp	LIBOR 1 M + 3.000%	4.570	09/27/24	1,226,776
4,330,930	i	Vizient, Inc	LIBOR 1 M + 3.500%	5.070	02/13/23	4,343,923
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				14,534,359

REAL ESTATE - 0.5%
14,715,041	i	DTZ US Borrower LLC	LIBOR 1 and 3 M + 3.250%	4.708	11/04/21	14,510,060
1,502,128	i	DTZ US Borrower LLC	LIBOR 3 M + 8.250%	9.630	11/04/22	1,498,372
5,432,594	i	Road Infrastructure Investment LLC	LIBOR 1 M + 3.500%	5.050	06/13/23	5,441,069
		TOTAL REAL ESTATE				21,449,501

RETAILING - 1.0%
9,975,000	i	Bass Pro Group LLC	LIBOR 1 M + 5.000%	6.570	09/25/24	9,937,594
5,000,000		Men’s Wearhouse, Inc		4.785	06/18/21	4,950,000
4,986,262	i	Men’s Wearhouse, Inc	LIBOR 1 and 3 M + 3.500%	4.880	06/18/21	4,983,171
10,650,000		Sally Holdings LLC		4.500	07/05/24	10,623,375
8,000,000	i	Staples, Inc	LIBOR 2 M + 4.000%	5.490	09/12/24	7,836,000
		TOTAL RETAILING				38,330,140

SOFTWARE & SERVICES - 0.1%
4,974,811	i	DTI Holdco, Inc	LIBOR 3 M + 5.250%	6.630	09/30/23	4,956,156
		TOTAL SOFTWARE & SERVICES				4,956,156

UTILITIES - 0.7%
3,650,000	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	4.468	11/28/24	3,686,500
9,925,031	i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	5.570	07/14/23	9,984,978
13,414,500	i	Vistra Operations Co LLC	LIBOR 1 and 3 M + 2.750%	4.203	12/14/23	13,505,584
		TOTAL UTILITIES				27,177,062

		TOTAL BANK LOAN OBLIGATIONS				301,310,840
		(Cost $301,885,244)
207

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BONDS - 86.0%

CORPORATE BONDS - 86.0%

AUTOMOBILES & COMPONENTS - 1.3%
$2,350,000	g	Adient Global Holdings Ltd		4.875%	08/15/26	$2,414,625
3,600,000	g	Allison Transmission, Inc		5.000	10/01/24	3,712,500
600,000	g	Allison Transmission, Inc		4.750	10/01/27	603,750
5,700,000	g	Dana Financing Luxembourg Sarl		5.750	04/15/25	6,006,375
7,500,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	8,128,125
11,171,000	g	Gates Global LLC		6.000	07/15/22	11,422,347
2,875,000		Goodyear Tire & Rubber Co		5.000	05/31/26	2,964,413
1,500,000		Goodyear Tire & Rubber Co		4.875	03/15/27	1,535,625
1,100,000	g,o	IHO Verwaltungs GmbH		4.125	09/15/21	1,119,250
1,100,000	g,o	IHO Verwaltungs GmbH		4.500	09/15/23	1,121,318
1,100,000	g,o	IHO Verwaltungs GmbH		4.750	09/15/26	1,116,500
7,550,000	g	Schaeffler Finance BV		4.750	05/15/23	7,701,000
3,000,000		Tenneco, Inc		5.000	07/15/26	3,075,000
450,000	g	ZF North America Capital, Inc		4.500	04/29/22	472,500
980,000	g	ZF North America Capital, Inc		4.750	04/29/25	1,037,575
		TOTAL AUTOMOBILES & COMPONENTS				52,430,903

BANKS - 1.2%
9,500,000		Citigroup, Inc		6.125	12/30/49	10,105,625
3,700,000	i	ING Groep NV	USD SWAP SEMI 30/360 5 Y + 4.445%	6.000	12/30/49	3,835,050
2,600,000		JPMorgan Chase & Co		7.900	12/30/49	2,632,500
4,750,000	g	Lloyds Banking Group plc		6.657	12/30/49	5,557,500
7,500,000	g,i	Nordea Bank AB	USD ICE SWAP 11:00 NY 5 Y + 3.563%	5.500	12/30/49	7,696,875
6,250,000		Royal Bank of Scotland Group plc		6.125	12/15/22	6,849,613
2,250,000		Royal Bank of Scotland Group plc		6.100	06/10/23	2,477,263
5,500,000		Royal Bank of Scotland Group plc		6.000	12/19/23	6,068,379
4,275,000	i	Royal Bank of Scotland Group plc	USD SWAP SEMI 30/360 5 Y + 7.598%	8.625	12/30/49	4,814,719
		TOTAL BANKS				50,037,524

CAPITAL GOODS - 2.2%
3,000,000		Anixter, Inc		5.125	10/01/21	3,157,500
2,500,000		Anixter, Inc		5.500	03/01/23	2,691,375
13,200,000	g	Beacon Escrow Corp		4.875	11/01/25	13,249,500
13,475,000	g	Cleaver-Brooks, Inc		7.875	03/01/23	13,811,875
10,015,000	g	Cloud Crane LLC		10.125	08/01/24	11,291,912
3,100,000		Manitowoc Foodservice, Inc		9.500	02/15/24	3,530,125
7,350,000		Orbital ATK, Inc		5.500	10/01/23	7,754,250
4,150,000	g	SPX FLOW, Inc		5.625	08/15/24	4,367,875
4,150,000	g	SPX FLOW, Inc		5.875	08/15/26	4,399,000
208

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$13,130,000	g	Stena AB	7.000%	02/01/24	$12,333,994
5,000,000		TransDigm, Inc	6.000	07/15/22	5,112,500
5,000,000		TransDigm, Inc	6.500	07/15/24	5,125,000
2,375,000		TransDigm, Inc	6.500	05/15/25	2,428,438
		TOTAL CAPITAL GOODS			89,253,344

COMMERCIAL & PROFESSIONAL SERVICES - 4.7%
2,500,000		AECOM	5.750	10/15/22	2,606,250
6,250,000		AECOM	5.875	10/15/24	6,770,000
11,500,000		AECOM	5.125	03/15/27	11,714,475
13,500,000	g	Arch Merger Sub, Inc	8.500	09/15/25	12,487,500
3,325,000	g	Ashtead Capital, Inc	4.125	08/15/25	3,358,250
3,325,000	g	Ashtead Capital, Inc	4.375	08/15/27	3,374,875
1,532,000		Clean Harbors, Inc	5.250	08/01/20	1,554,980
7,925,000		Clean Harbors, Inc	5.125	06/01/21	8,004,250
15,500,000	g	H&E Equipment Services, Inc	5.625	09/01/25	16,197,500
9,699,000	g	Herc Rentals, Inc	7.500	06/01/22	10,450,673
9,528,000	g	Herc Rentals, Inc	7.750	06/01/24	10,456,980
1,000,000	g	IHS Markit Ltd	4.750	02/15/25	1,055,000
8,675,000	g	Iron Mountain, Inc	4.875	09/15/27	8,675,000
5,000,000	g	KAR Auction Services, Inc	5.125	06/01/25	5,125,000
3,699,378	†,g,o	Neovia Logistics Intermediate Holdings LLC	10.000	04/01/20	1,553,739
2,000,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	2,065,000
7,825,000		RR Donnelley & Sons Co	7.875	03/15/21	8,138,000
127,000		RR Donnelley & Sons Co	7.000	02/15/22	131,127
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,347,250
5,000,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	4,050,000
16,425,000		United Rentals North America, Inc	5.500	07/15/25	17,410,500
6,675,000		United Rentals North America, Inc	4.625	10/15/25	6,725,063
1,175,000		United Rentals North America, Inc	5.875	09/15/26	1,257,250
1,500,000		United Rentals North America, Inc	5.500	05/15/27	1,578,750
17,600,000		United Rentals North America, Inc	4.875	01/15/28	17,688,000
11,000,000	g	XPO Logistics, Inc	6.500	06/15/22	11,481,250
8,325,000	g	XPO Logistics, Inc	6.125	09/01/23	8,803,688
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			191,060,350

CONSUMER DURABLES & APPAREL - 2.1%
2,125,000	g	Hanesbrands, Inc	4.625	05/15/24	2,167,500
3,000,000	g	Hanesbrands, Inc	4.875	05/15/26	3,075,000
4,675,000		KB Home	4.750	05/15/19	4,756,812
5,575,000		KB Home	7.000	12/15/21	6,188,250
1,900,000		KB Home	7.625	05/15/23	2,175,500
14,500,000		Lennar Corp	4.750	04/01/21	15,080,000
5,600,000		Lennar Corp	4.125	01/15/22	5,712,000
16,000,000		Lennar Corp	4.500	04/30/24	16,404,800
3,800,000	g	Mattel, Inc	6.750	12/31/25	3,851,110
1,500,000		PulteGroup, Inc	4.250	03/01/21	1,545,000
3,000,000		PulteGroup, Inc	5.500	03/01/26	3,262,500
5,000,000		PulteGroup, Inc	5.000	01/15/27	5,225,000
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,074,500
13,150,000		Standard Pacific Corp	5.875	11/15/24	14,616,883
		TOTAL CONSUMER DURABLES & APPAREL			86,134,855
209

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
CONSUMER SERVICES - 7.7%
$8,125,000	g	1011778 BC ULC / New Red Finance Inc		4.250%	05/15/24	$8,104,688
15,000,000	g	1011778 BC ULC / New Red Finance Inc		5.000	10/15/25	15,112,500
6,351,000		ADT Corp		6.250	10/15/21	6,954,345
7,575,000		ADT Corp		3.500	07/15/22	7,461,375
8,350,000	g	Aramark Services, Inc		5.000	04/01/25	8,820,105
4,000,000		Boyd Gaming Corp		6.375	04/01/26	4,310,000
2,800,000	g	CEDAR FAIR		5.375	04/15/27	2,940,000
6,000,000	g	Cott Holdings, Inc		5.500	04/01/25	6,172,500
1,750,000		GLP Capital LP		4.375	04/15/21	1,798,125
1,000,000		GLP Capital LP		5.375	04/15/26	1,072,500
3,000,000		Hilton Domestic Operating Co, Inc		4.250	09/01/24	3,030,000
13,500,000		Hilton Worldwide Finance LLC		4.625	04/01/25	13,871,250
7,325,000	g	International Game Technology		5.625	02/15/20	7,627,156
8,035,000	g	International Game Technology		6.250	02/15/22	8,657,712
14,785,000	g	International Game Technology		6.500	02/15/25	16,522,237
3,600,000	g	KFC Holding Co		4.750	06/01/27	3,681,000
2,500,000	g	Live Nation Entertainment, Inc		4.875	11/01/24	2,562,500
2,000,000		MGM Resorts International		5.250	03/31/20	2,070,000
4,250,000		MGM Resorts International		6.750	10/01/20	4,590,000
11,250,000		MGM Resorts International		6.000	03/15/23	12,150,000
9,500,000	g	Penn National Gaming, Inc		5.625	01/15/27	9,856,250
13,700,000		Pinnacle Entertainment, Inc		5.625	05/01/24	14,659,000
55,225,000	g	Prime Security Services Borrower LLC		9.250	05/15/23	61,299,750
4,000,000		Scientific Games International, Inc		6.250	09/01/20	4,045,000
14,500,000	g	Scientific Games International, Inc		7.000	01/01/22	15,279,375
16,000,000		Scientific Games International, Inc		10.000	12/01/22	17,560,000
8,750,000	g	ServiceMaster Co LLC		5.125	11/15/24	8,859,375
22,500,000	g	Six Flags Entertainment Corp		4.875	07/31/24	22,837,500
4,665,000		Speedway Motorsports, Inc		5.125	02/01/23	4,816,613
13,000,000	g	Wynn Las Vegas LLC		5.500	03/01/25	13,390,000
		TOTAL CONSUMER SERVICES				310,110,856

DIVERSIFIED FINANCIALS - 5.4%
4,750,000		Aircastle Ltd		5.000	04/01/23	5,005,312
6,200,000		Aircastle Ltd		4.125	05/01/24	6,293,000
5,000,000		Ally Financial, Inc		3.250	02/13/18	5,002,500
6,000,000		Ally Financial, Inc		4.750	09/10/18	6,075,000
5,000,000		Ally Financial, Inc		4.125	02/13/22	5,111,500
5,000,000		CIT Group, Inc		3.875	02/19/19	5,050,000
4,750,000		CIT Group, Inc		5.000	08/01/23	5,058,750
5,600,000	g,i	Credit Suisse Group AG.	USD SWAP SEMI 30/360 5 Y + 3.455%	6.250	12/30/49	6,062,330
831,000		General Motors Acceptance Corp LLC		8.000	11/01/31	1,078,222
10,000,000		GMAC, Inc		8.000	11/01/31	13,000,000
6,750,000		Icahn Enterprises LP		6.000	08/01/20	6,941,869
11,425,000		Icahn Enterprises LP		5.875	02/01/22	11,567,813
5,200,000		Icahn Enterprises LP		6.250	02/01/22	5,317,000
16,000,000	g	Icahn Enterprises LP		6.250	02/01/22	16,360,000
6,500,000		Icahn Enterprises LP		6.750	02/01/24	6,678,750
3,600,000		International Lease Finance Corp		8.250	12/15/20	4,134,854
210

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		International Lease Finance Corp	4.625%	04/15/21	$2,105,230
3,550,000	g	Lincoln Finance Ltd	7.375	04/15/21	3,700,875
5,500,000	g	MSCI, Inc	4.750	08/01/26	5,775,000
11,325,000		Navient Corp	5.500	01/15/19	11,523,188
13,100,000		Navient Corp	4.875	06/17/19	13,321,390
8,330,000		Navient Corp	6.625	07/26/21	8,788,150
9,500,000		Navient Corp	7.250	09/25/23	10,117,500
8,000,000		Navient Corp	6.125	03/25/24	8,100,000
1,025,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	1,018,594
12,500,000	g	Park Aerospace Holdings Ltd	4.500	03/15/23	11,937,500
3,975,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	3,945,188
27,850,000	g	Quicken Loans, Inc	5.250	01/15/28	27,493,520
		TOTAL DIVERSIFIED FINANCIALS			216,563,035

ENERGY - 14.1%
5,925,000		AmeriGas Partners LP	5.625	05/20/24	6,162,000
14,500,000		AmeriGas Partners LP	5.500	05/20/25	14,645,000
6,375,000		AmeriGas Partners LP	5.875	08/20/26	6,566,250
9,500,000		AmeriGas Partners LP	5.750	05/20/27	9,595,000
2,000,000		Ashland, Inc	6.875	05/15/43	2,220,000
2,183,000		California Resources Corp	5.500	09/15/21	1,964,700
5,180,000	g	California Resources Corp	8.000	12/15/22	4,273,500
4,151,000	†	California Resources Corp	6.000	11/15/24	2,884,945
8,565,000		Calumet Specialty Products Partners LP	6.500	04/15/21	8,522,175
4,585,000		Calumet Specialty Products Partners LP	7.625	01/15/22	4,590,731
8,600,000		Calumet Specialty Products Partners LP	7.750	04/15/23	8,643,000
1,400,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	1,593,375
12,185,000		Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	13,205,494
10,878,000		Cloud Peak Energy Resources LLC	12.000	11/01/21	11,721,045
11,500,000		Continental Resources, Inc	5.000	09/15/22	11,672,500
21,425,000	g	Continental Resources, Inc	4.375	01/15/28	21,150,760
4,945,000		Crestwood Midstream Partners LP	6.250	04/01/23	5,138,844
11,050,000		Crestwood Midstream Partners LP	5.750	04/01/25	11,409,125
1,800,000	g	Denbury Resources, Inc	9.000	05/15/21	1,838,250
4,750,000		Denbury Resources, Inc	5.500	05/01/22	3,247,812
10,000,000		Diamond Offshore Drilling, Inc	7.875	08/15/25	10,500,000
5,000,000		Dynegy, Inc	7.375	11/01/22	5,275,000
5,000,000		Dynegy, Inc	7.625	11/01/24	5,362,500
6,925,000	g	Dynegy, Inc	8.000	01/15/25	7,496,312
2,100,000		EP Energy LLC	9.375	05/01/20	1,774,500
6,030,000	†	EP Energy LLC	7.750	09/01/22	3,361,725
7,400,000	†	EP Energy LLC	6.375	06/15/23	3,996,000
16,900,000		Exterran Partners LP	6.000	04/01/21	16,900,000
9,250,000		Exterran Partners LP	6.000	10/01/22	9,250,000
5,405,000		Ferrellgas Partners LP	6.500	05/01/21	5,060,431
1,725,000		Ferrellgas Partners LP	6.750	01/15/22	1,595,625
2,750,000		Ferrellgas Partners LP	6.750	06/15/23	2,523,125
17,900,000		Genesis Energy LP	6.500	10/01/25	18,168,500
22,500,000		Genesis Energy LP	6.250	05/15/26	22,415,625
31,175,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	32,188,188
6,875,000		Murphy Oil Corp	6.875	08/15/24	7,339,062
19,800,000		Murphy Oil Corp	5.750	08/15/25	20,245,500
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,606,250
211

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,650,000		Murphy Oil USA, Inc	5.625%	05/01/27	$1,732,830
3,000,000		Newfield Exploration Co	5.750	01/30/22	3,202,500
3,600,000		Newfield Exploration Co	5.375	01/01/26	3,807,000
1,500,000	g	NGPL PipeCo LLC	4.375	08/15/22	1,525,312
950,000	g	NGPL PipeCo LLC	4.875	08/15/27	985,625
11,900,000		Oasis Petroleum, Inc	6.875	03/15/22	12,212,375
1,845,000		Oasis Petroleum, Inc	6.875	01/15/23	1,886,512
4,800,000	m	Peabody Energy Corp	6.000	11/15/18	0
5,500,000	g,m	Peabody Energy Corp	6.500	09/15/20	0
9,500,000	m	Peabody Energy Corp	6.250	11/15/21	0
4,750,000	m	Peabody Energy Corp	10.000	03/15/22	0
2,562,000		Precision Drilling Corp	5.250	11/15/24	2,414,685
2,850,000	g	Precision Drilling Corp	7.125	01/15/26	2,907,000
5,000,000		QEP Resources, Inc	5.375	10/01/22	5,112,500
22,825,000		Range Resources Corp	5.750	06/01/21	23,680,938
1,900,000		Range Resources Corp	5.000	08/15/22	1,890,500
2,375,000		Range Resources Corp	4.875	05/15/25	2,291,875
9,000,000		SM Energy Co	6.500	11/15/21	9,112,500
5,850,000		SM Energy Co	6.125	11/15/22	5,959,688
5,795,000		SM Energy Co	6.500	01/01/23	5,910,900
10,900,000		Southwestern Energy Co	4.100	03/15/22	10,736,500
4,750,000		Southwestern Energy Co	6.700	01/23/25	4,934,063
19,000,000		Southwestern Energy Co	7.500	04/01/26	20,187,500
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	10,072,500
8,175,000		Suburban Propane Partners LP	5.875	03/01/27	7,991,063
10,000,000		Sunoco LP	5.500	08/01/20	10,291,250
4,000,000		Sunoco LP	6.250	04/15/21	4,158,000
6,800,000		Sunoco LP	6.375	04/01/23	7,165,500
9,825,000		Targa Resources Partners LP	5.125	02/01/25	10,058,344
15,000,000	g	Targa Resources Partners LP	5.000	01/15/28	14,962,500
4,350,000		Tesoro Corp	5.375	10/01/22	4,491,375
9,500,000	g	Tesoro Corp	4.750	12/15/23	10,211,576
745,000		Tesoro Logistics LP	6.250	10/15/22	790,423
2,450,000		Tesoro Logistics LP	6.375	05/01/24	2,658,250
5,600,000		Tesoro Logistics LP	5.250	01/15/25	5,889,520
1,900,000		Transocean, Inc	5.800	10/15/22	1,871,500
2,575,000	g	Transocean, Inc	7.500	01/15/26	2,636,929
6,220,000		Transocean, Inc	6.800	03/15/38	5,014,875
3,975,000	g	Whiting Petroleum Corp	6.625	01/15/26	4,054,500
5,355,000		WPX Energy, Inc	7.500	08/01/20	5,796,788
6,750,000		WPX Energy, Inc	6.000	01/15/22	7,053,750
5,950,000		WPX Energy, Inc	8.250	08/01/23	6,753,250
		TOTAL ENERGY			569,515,545

FOOD & STAPLES RETAILING - 1.4%
8,500,000		Albertsons Cos LLC	6.625	06/15/24	8,117,500
14,250,000		Albertsons Cos LLC	5.750	03/15/25	12,860,625
30,685,000	†,g	Fresh Market, Inc	9.750	05/01/23	19,024,700
17,960,000		Ingles Markets, Inc	5.750	06/15/23	18,184,500
		TOTAL FOOD & STAPLES RETAILING			58,187,325
212

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
FOOD, BEVERAGE & TOBACCO - 0.4%
$2,120,000	g	Lamb Weston Holdings, Inc	4.625%	11/01/24	$2,183,600
2,130,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	2,225,850
4,750,000	g	Post Holdings, Inc	5.500	03/01/25	4,916,250
3,150,000	g	Post Holdings, Inc	5.750	03/01/27	3,205,125
2,500,000	g	Post Holdings, Inc	5.625	01/15/28	2,509,375
		TOTAL FOOD, BEVERAGE & TOBACCO			15,040,200

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
16,000,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	16,000,000
14,500,000		CHS/Community Health Systems	5.125	08/01/21	13,050,000
11,875,000		CHS/Community Health Systems	6.250	03/31/23	10,687,500
5,000,000		DaVita, Inc	5.125	07/15/24	5,050,000
10,000,000		DaVita, Inc	5.000	05/01/25	9,997,000
575,000		HCA Holdings, Inc	6.250	02/15/21	609,500
10,000,000		HCA, Inc	6.500	02/15/20	10,600,000
13,600,000		HCA, Inc	7.500	02/15/22	15,300,000
1,800,000		HCA, Inc	5.875	03/15/22	1,926,000
20,000,000		HCA, Inc	5.000	03/15/24	20,800,000
13,350,000		HCA, Inc	5.375	02/01/25	13,817,250
24,650,000		HCA, Inc	5.875	02/15/26	26,067,375
5,500,000		HCA, Inc	4.500	02/15/27	5,527,500
900,000		HCA, Inc	7.500	11/06/33	1,008,000
6,550,000		HCA, Inc	5.500	06/15/47	6,533,625
7,125,000		HealthSouth Corp	5.125	03/15/23	7,285,312
4,625,000		HealthSouth Corp	5.750	11/01/24	4,734,844
5,000,000		HealthSouth Corp	5.750	09/15/25	5,200,000
8,925,000		LifePoint Health, Inc	5.875	12/01/23	9,014,250
9,425,000		LifePoint Health, Inc	5.375	05/01/24	9,354,313
8,075,000		LifePoint Hospitals, Inc	5.500	12/01/21	8,236,500
14,000,000		MPT Operating Partnership LP	5.000	10/15/27	14,262,500
14,125,000	g	New Amethyst Corp	6.250	12/01/24	14,548,750
3,000,000		Tenet Healthcare Corp	6.750	02/01/20	3,030,000
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,704,985
2,000,000		Tenet Healthcare Corp	8.125	04/01/22	2,035,000
27,200,000	g	Tenet Healthcare Corp	4.625	07/15/24	26,520,000
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,435,000
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			267,335,204

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,836,000
5,675,000	g	First Quality Finance Co, Inc	5.000	07/01/25	5,788,500
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			10,624,500

INSURANCE - 0.0%
900,000	g	AssuredPartners, Inc	7.000	08/15/25	895,500
		TOTAL INSURANCE			895,500

MATERIALS - 8.7%
1,600,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	1,744,000
1,600,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	1,796,000
1,900,000		Alcoa, Inc	6.150	08/15/20	2,042,690
213

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,550,000		Alcoa, Inc	5.400%	04/15/21	$6,949,550
4,750,000		Alcoa, Inc	5.125	10/01/24	5,069,832
4,750,000		ArcelorMittal	6.000	03/01/21	5,130,000
3,700,000		ArcelorMittal	7.500	10/15/39	4,736,000
5,700,000		ArcelorMittal	7.250	03/01/41	7,210,500
2,000,000	g	Belden, Inc	5.250	07/15/24	2,060,000
4,750,000		Berry Plastics Corp	5.500	05/15/22	4,892,500
17,025,000		Berry Plastics Corp	6.000	10/15/22	17,833,687
1,900,000		Berry Plastics Corp	5.125	07/15/23	1,976,000
20,000,000		Blue Cube Spinco, Inc	9.750	10/15/23	23,600,000
11,400,000		Blue Cube Spinco, Inc	10.000	10/15/25	13,680,000
10,425,000	g	Cemex SAB de C.V.	7.750	04/16/26	11,806,313
2,000,000		Crown Americas LLC	4.500	01/15/23	2,030,000
4,500,000	g	CVR Partners LP	9.250	06/15/23	4,843,125
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	14,256,000
7,050,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	7,367,250
4,750,000	g	First Quantum Minerals Ltd	7.250	04/01/23	5,118,125
4,750,000	g	First Quantum Minerals Ltd	7.500	04/01/25	5,153,750
900,000	g	FMG Resources August 2006 Pty Ltd	9.750	03/01/22	995,850
4,250,000	g	FMG Resources August 2006 Pty Ltd	4.750	05/15/22	4,303,125
10,000,000		Freeport-McMoRan, Inc	3.875	03/15/23	9,950,000
2,000,000		Freeport-McMoRan, Inc	4.550	11/14/24	2,033,400
7,350,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	8,158,500
2,500,000		Graphic Packaging International, Inc	4.125	08/15/24	2,587,500
5,828,000	g	James Hardie International Finance DAC	4.750	01/15/25	5,871,710
11,000,000	g	James Hardie International Finance DAC	5.000	01/15/28	11,082,500
1,250,000		Kaiser Aluminum Corp	5.875	05/15/24	1,328,125
40,000,000	g	Nova Chemicals Corp	4.875	06/01/24	39,900,000
6,450,000		Olin Corp	5.125	09/15/27	6,788,625
11,250,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	12,121,875
1,650,000		PolyOne Corp	5.250	03/15/23	1,736,625
9,500,000	g	Standard Industries, Inc	5.500	02/15/23	9,903,750
3,350,000	g	Standard Industries, Inc	5.000	02/15/27	3,425,375
1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,716,875
5,000,000	g	Steel Dynamics, Inc	4.125	09/15/25	5,037,500
3,000,000		Steel Dynamics, Inc	5.000	12/15/26	3,172,500
6,650,000		Teck Resources Ltd	6.125	10/01/35	7,448,000
9,500,000		Teck Resources Ltd	6.250	07/15/41	10,877,500
9,000,000	g	Trinseo Materials Operating S.C.A	5.375	09/01/25	9,315,000
13,950,000	g	Tronox Finance plc	5.750	10/01/25	14,333,625
13,370,000	g	Univar, Inc	6.750	07/15/23	13,971,650
1,000,000		Valvoline, Inc	5.500	07/15/24	1,062,500
2,000,000		Valvoline, Inc	4.375	08/15/25	2,020,000
4,749,000	g	Versum Materials, Inc	5.500	09/30/24	5,081,430
6,540,000	g	WR Grace & Co-Conn	5.625	10/01/24	7,055,025
		TOTAL MATERIALS			350,573,887

MEDIA - 9.0%
3,550,000	g	Altice Financing S.A.	6.625	02/15/23	3,717,205
11,400,000	g	Altice Financing S.A.	7.500	05/15/26	12,141,000
1,600,000		AMC Entertainment Holdings, Inc	5.875	11/15/26	1,580,000
7,475,000		AMC Entertainment Holdings, Inc	6.125	05/15/27	7,418,937
214

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,500,000		AMC Entertainment, Inc	5.875%	02/15/22	$7,612,500
5,000,000		AMC Entertainment, Inc	5.750	06/15/25	4,950,000
1,800,000		AMC Networks, Inc	4.750	08/01/25	1,784,250
10,615,000	g	CBS Radio, Inc	7.250	11/01/24	11,192,191
4,225,000	g	CCO Holdings LLC	4.000	03/01/23	4,182,750
20,900,000		CCO Holdings LLC	5.750	01/15/24	21,527,000
20,000,000	g	CCO Holdings LLC	5.875	04/01/24	20,850,000
4,750,000	g	CCO Holdings LLC	5.375	05/01/25	4,894,020
16,150,000	g	CCO Holdings LLC	5.125	05/01/27	15,907,750
4,075,000		Cinemark USA, Inc	4.875	06/01/23	4,125,937
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	920,025
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	12,847,800
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,030,100
10,850,000	g	CSC Holdings LLC	5.500	04/15/27	11,067,000
15,000,000		DISH DBS Corp	6.750	06/01/21	15,768,750
6,550,000		DISH DBS Corp	5.875	07/15/22	6,582,750
4,030,000		DISH DBS Corp	5.000	03/15/23	3,828,500
13,860,000		DISH Network Corp	3.375	08/15/26	15,081,412
12,275,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	13,502,500
2,775,000	g	EW Scripps Co	5.125	05/15/25	2,761,125
1,400,000	g	Gannett Co, Inc	4.875	09/15/21	1,427,580
3,375,000	g	Gannett Co, Inc	5.500	09/15/24	3,539,531
7,990,000	g	Gray Television, Inc	5.125	10/15/24	7,970,025
11,600,000	g	Gray Television, Inc	5.875	07/15/26	11,890,000
2,000,000		Lamar Media Corp	5.750	02/01/26	2,135,000
10,325,000	g	LG FinanceCo Corp	5.875	11/01/24	10,905,781
1,900,000	g	Lynx II Corp	6.375	04/15/23	1,959,375
825,000		Match Group, Inc	6.375	06/01/24	894,094
14,250,000	g	Neptune Finco Corp	10.125	01/15/23	16,049,063
13,577,000	g	Neptune Finco Corp	10.875	10/15/25	16,122,688
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	12,216,406
17,000,000	g	Numericable Group S.A.	6.000	05/15/22	17,212,500
19,150,000	g	Numericable-SFR S.A.	7.375	05/01/26	19,724,500
850,000		Outfront Media Capital LLC	5.250	02/15/22	871,250
1,350,000		Outfront Media Capital LLC	5.625	02/15/24	1,427,625
5,650,000		Regal Entertainment Group	5.750	06/15/23	5,840,688
750,000		Regal Entertainment Group	5.750	02/01/25	768,750
2,850,000	g	Sirius XM Radio, Inc	3.875	08/01/22	2,857,125
8,100,000	g	Sirius XM Radio, Inc	5.375	07/15/26	8,393,625
2,425,000	g	Univision Communications, Inc	5.125	05/15/23	2,418,938
4,300,000	g	Univision Communications, Inc	5.125	02/15/25	4,192,500
3,425,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	3,510,625
6,000,000	g	Virgin Media Secured Finance plc	5.250	01/15/26	6,060,000
		TOTAL MEDIA			364,661,171

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
1,800,000	g	Endo Dac	5.875	10/15/24	1,822,500
2,375,000	g	Endo Finance LLC	5.375	01/15/23	1,852,500
4,100,000	g	Endo Finance LLC	6.000	02/01/25	3,177,500
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	6,239,063
7,342,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	5,763,470
215

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,750,000	g	Mallinckrodt International Finance S.A.	5.625%	10/15/23	$4,037,500
1,900,000	g	Mallinckrodt International Finance S.A.	5.500	04/15/25	1,548,500
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			24,441,033

REAL ESTATE - 0.4%
6,300,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	6,189,750
2,375,000		Equinix, Inc	5.375	01/01/22	2,470,000
3,975,000		Equinix, Inc	5.875	01/15/26	4,268,156
2,800,000	g	MGM Growth Properties Operating Partnership LP	4.500	01/15/28	2,744,000
		TOTAL REAL ESTATE			15,671,906

RETAILING - 3.2%
14,475,000		Asbury Automotive Group, Inc	6.000	12/15/24	15,071,370
1,675,000		CDW LLC	5.000	09/01/25	1,733,625
3,440,000		Dollar Tree, Inc	5.750	03/01/23	3,603,400
11,025,000		JC Penney Corp, Inc	5.650	06/01/20	10,060,312
5,800,000	g	JC Penney Corp, Inc	5.875	07/01/23	5,473,750
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	1,785,000
6,650,000		L Brands, Inc	6.875	11/01/35	6,716,500
9,550,000		L Brands, Inc	6.750	07/01/36	9,550,000
5,400,000	g	Lithia Motors, Inc	5.250	08/01/25	5,629,500
19,570,000		Men’s Wearhouse, Inc	7.000	07/01/22	19,644,366
2,500,000		Penske Automotive Group, Inc	3.750	08/15/20	2,546,875
5,670,000		Penske Automotive Group, Inc	5.375	12/01/24	5,755,050
9,145,000		Penske Automotive Group, Inc	5.500	05/15/26	9,279,431
24,800,000	†,g	PetSmart, Inc	7.125	03/15/23	14,694,000
7,725,000	g	PetSmart, Inc	5.875	06/01/25	5,928,938
5,000,000	g	PetSmart, Inc	8.875	06/01/25	3,012,500
5,000,000		Sally Holdings LLC	5.625	12/01/25	4,975,000
2,650,000		Sonic Automotive, Inc	6.125	03/15/27	2,630,125
		TOTAL RETAILING			128,089,742

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
1,313,000		Micron Technology, Inc	5.500	02/01/25	1,373,726
8,000,000	g	NXP BV	4.625	06/15/22	8,370,000
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			9,743,726

SOFTWARE & SERVICES - 2.7%
335,000	g	CDK Global, Inc	4.875	06/01/27	339,187
3,650,000	g	Entegris, Inc	4.625	02/10/26	3,704,750
9,500,000	g	First Data Corp	7.000	12/01/23	10,046,250
4,500,000	g	First Data Corp	5.000	01/15/24	4,629,375
6,750,000	g	First Data Corp	5.750	01/15/24	7,009,875
1,175,000	g	Gartner, Inc	5.125	04/01/25	1,227,875
4,000,000	g	IMS Health, Inc	5.000	10/15/26	4,100,000
8,000,000	g	Match Group, Inc	5.000	12/15/27	8,120,000
6,350,000		NCR Corp	5.875	12/15/21	6,508,750
5,000,000		NCR Corp	5.000	07/15/22	5,087,500
4,750,000		NCR Corp	6.375	12/15/23	4,975,625
10,000,000	g	Nielsen Co Luxembourg SARL	5.000	02/01/25	10,375,000
5,000,000	g	Open Text Corp	5.625	01/15/23	5,206,250
216

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$16,400,000	g	Open Text Corp	5.875%	06/01/26	$17,671,000
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	4,017,000
2,000,000	g	Sabre GLBL, Inc	5.250	11/15/23	2,045,600
8,400,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	8,862,000
4,275,000	g	Symantec Corp	5.000	04/15/25	4,446,000
2,000,000	g	WEX, Inc	4.750	02/01/23	2,042,500
		TOTAL SOFTWARE & SERVICES			110,414,537

TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
3,500,000	g	CommScope, Inc	5.000	06/15/21	3,565,625
23,700,000	g	CommScope, Inc	6.000	06/15/25	25,181,250
6,650,000	g	Diamond Finance Corp	5.875	06/15/21	6,899,375
4,750,000	g	Diamond Finance Corp	5.450	06/15/23	5,132,312
6,575,000	g	Diamond Finance Corp	7.125	06/15/24	7,198,733
4,750,000	g	Diamond Finance Corp	8.350	07/15/46	6,116,304
9,500,000	g	Western Digital Corp	7.375	04/01/23	10,248,125
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			64,341,724

TELECOMMUNICATION SERVICES - 5.6%
23,350,000	g	Altice Luxembourg S.A.	7.750	05/15/22	22,883,000
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,060,000
7,300,000		CenturyLink, Inc	5.800	03/15/22	7,149,620
19,400,000		CenturyLink, Inc	7.500	04/01/24	19,351,500
2,750,000		Citizens Communications Co	9.000	08/15/31	1,835,625
3,705,000		Frontier Communications Corp	8.500	04/15/20	3,075,150
17,300,000		Frontier Communications Corp	10.500	09/15/22	13,083,125
3,225,000		Frontier Communications Corp	7.125	01/15/23	2,144,625
17,775,000		Frontier Communications Corp	11.000	09/15/25	13,064,625
9,600,000		Level 3 Financing, Inc	5.250	03/15/26	9,422,880
8,257,000		Sprint Capital Corp	6.875	11/15/28	8,308,606
8,525,000		Sprint Capital Corp	8.750	03/15/32	9,675,875
23,725,000		Sprint Corp	7.250	09/15/21	25,118,844
6,900,000		Sprint Corp	7.875	09/15/23	7,348,500
19,950,000		Sprint Corp	7.625	02/15/25	20,897,625
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,927,750
8,100,000		T-Mobile USA, Inc	6.500	01/15/24	8,586,000
8,865,000		T-Mobile USA, Inc	6.000	04/15/24	9,396,900
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	7,436,500
22,000,000		T-Mobile USA, Inc	5.125	04/15/25	22,852,500
		TOTAL TELECOMMUNICATION SERVICES			227,619,250

TRANSPORTATION - 2.8%
12,050,000	g	American Airlines Group, Inc	4.625	03/01/20	12,200,625
5,700,000	g	Bombardier, Inc	7.750	03/15/20	6,127,500
4,500,000	g	Bombardier, Inc	6.000	10/15/22	4,432,500
7,825,000	g	Bombardier, Inc	6.125	01/15/23	7,668,500
14,800,000	g	Bombardier, Inc	7.500	03/15/25	14,911,000
2,525,000		Bristow Group, Inc	6.250	10/15/22	2,067,344
13,870,000	g	Hertz Corp	7.625	06/01/22	14,528,825
6,175,000		Hertz Corp	6.250	10/15/22	5,958,875
3,325,000	g	Hertz Corp	5.500	10/15/24	3,000,812
16,250,000	g	KLX, Inc	5.875	12/01/22	17,017,000
217

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,800,000	g	Meccanica Holdings USA, Inc	7.375%	07/15/39	$2,268,000
7,600,000	g	NCL Corp Ltd	4.750	12/15/21	7,866,000
10,850,000		United Continental Holdings, Inc	4.250	10/01/22	10,877,125
2,500,000		United Continental Holdings, Inc	5.000	02/01/24	2,550,000
		TOTAL TRANSPORTATION			111,474,106

UTILITIES - 3.8%
11,145,000		AES Corp	7.375	07/01/21	12,510,263
2,000,000		AES Corp	5.500	04/15/25	2,100,000
37,125,000	g	Calpine Corp	5.250	06/01/26	36,382,872
12,924,000		Dynegy, Inc	6.750	11/01/19	13,279,410
5,300,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	5,392,750
9,250,000		NGL Energy Partners LP	5.125	07/15/19	9,411,875
5,000,000		NRG Energy, Inc	6.250	07/15/22	5,200,000
7,000,000		NRG Energy, Inc	6.250	05/01/24	7,332,500
23,350,000	g	NRG Energy, Inc	5.750	01/15/28	23,583,500
18,500,000	g	Talen Energy Supply LLC	10.500	01/15/26	18,311,300
21,000,000	g	TerraForm Power Operating LLC	5.000	01/31/28	20,790,000
		TOTAL UTILITIES			154,294,470

		TOTAL CORPORATE BONDS			3,478,514,693
		(Cost $3,418,565,461)

		TOTAL BONDS			3,478,514,693
		(Cost $3,418,565,461)

SHARES		COMPANY
COMMON STOCKS - 1.0%

ENERGY - 1.0%
155,206		Arch Coal, Inc			14,458,991
265,062	*	Gulfmark Offshore, Inc			7,551,616
162,740	*,m	Gulfmark Offshore, Inc			4,636,463
372,708	*	Peabody Energy Corp			14,673,514
		TOTAL ENERGY			41,320,584
		TOTAL COMMON STOCKS			41,320,584
		(Cost $24,900,381)

PREFERRED STOCKS - 0.1%

ENERGY - 0.1%
37,343	*	Peabody Energy Corp			2,964,287
		TOTAL ENERGY			2,964,287
		TOTAL PREFERRED STOCKS			2,964,287
		(Cost $977,617)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
64,426	m	Gulfmark Offshore, Inc			1,834,852
218

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$22,437	m	Gulfmark Offshore, Inc			$639,006
		TOTAL ENERGY			2,473,858
		TOTAL RIGHTS / WARRANTS			2,473,858
		(Cost $1,808,487)

SHORT-TERM INVESTMENTS - 4.6%

GOVERNMENT AGENCY DEBT - 2.0%
20,710,000		Federal Home Loan Bank (FHLB)	1.050%	01/02/18	20,710,000
20,345,000		FHLB	1.183	01/25/18	20,328,235
21,400,000		Federal Home Loan Mortgage Corp (FHLMC)	1.194	02/09/18	21,370,190
18,350,000		Federal National Mortgage Association (FNMA)	1.062	01/08/18	18,346,055
		TOTAL GOVERNMENT AGENCY DEBT			80,754,480

TREASURY DEBT - 2.6%
43,335,000		United States Cash Management Bill	0.900-1.077	01/02/18	43,335,000
3,750,000		United States Treasury Bill	1.132	01/04/18	3,749,764
23,960,000		United States Treasury Bill	1.075-1.143	01/11/18	23,952,946
32,900,000		United States Treasury Note	0.219-0.278	01/31/18	32,890,688
		TOTAL TREASURY DEBT			103,928,398

		TOTAL SHORT-TERM INVESTMENTS			184,682,878
		(Cost $184,686,339)

		TOTAL INVESTMENTS - 99.2%			4,011,267,140
		(Cost $3,932,823,529)
		OTHER ASSETS & LIABILITIES, NET - 0.8%			31,881,528
		NET ASSETS - 100.0%			$4,043,148,668

Abbreviation(s):
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
M	Month
USD	United States Dollar
W	Week
Y	Year

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2017, the aggregate value of these securities was $1,619,393,820 or 40.1% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
219

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 97.1%

AGENCY SECURITIES - 1.5%
$2,541,564		HNA 2015 LLC	2.369%	09/18/27	$2,513,558
9,340,000		Montefiore Medical Center	2.895	04/20/32	9,047,557
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,510,486
3,000,000		PEFCO	3.250	06/15/25	3,149,133
5,592,105		Reliance Industries Ltd	2.444	01/15/26	5,571,867
3,000,000		Ukraine Government AID Bonds	1.847	05/29/20	2,987,535
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,611,665
		TOTAL AGENCY SECURITIES			41,391,801

MORTGAGE BACKED - 0.2%
6,378,481		Government National Mortgage Association (GNMA)	3.700	10/15/33	6,652,535
		TOTAL MORTGAGE BACKED			6,652,535

U.S. TREASURY SECURITIES - 95.4%
44,114,313	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	45,026,769
192,644,100	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	192,233,242
54,194,402	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	55,884,535
60,740,069	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	62,341,207
161,157,960	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	160,859,513
90,024,459	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	92,975,607
90,300,136	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	93,018,879
128,533,860	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	128,039,654
117,030,658	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	119,317,189
120,985,318	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	120,538,419
81,142,400	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	80,595,812
117,990,400	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	117,875,813
96,178,500	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	95,471,203
111,823,670	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	112,714,833
95,937,270	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	97,665,239
90,898,500	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	89,878,637
109,350,150	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	108,443,716
80,288,458	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	91,541,960
104,015,800	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	104,237,023
86,683,020	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	88,125,332
57,859,797	d,k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	65,120,048
68,947,020	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	67,412,442
89,350,625	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	88,768,250
40,374,065	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	47,266,543
21,680,170	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	21,579,847
74,797,418	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	84,128,404
42,800,126	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	56,194,305
220

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$48,472,091	k	United States Treasury Inflation Indexed Bonds	2.500%	01/15/29	$58,842,840
64,502,204	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	87,999,535
10,000,000		United States Treasury Note	1.875	03/31/22	9,886,326
		TOTAL U.S. TREASURY SECURITIES			2,643,983,122

		TOTAL GOVERNMENT BONDS			2,692,027,458
		(Cost $2,665,248,672)

		TOTAL BONDS			2,692,027,458
		(Cost $2,665,248,672)

SHORT-TERM INVESTMENTS - 2.7%

GOVERNMENT AGENCY DEBT - 0.8%
22,090,000		Federal Home Loan Bank (FHLB)	1.050	01/02/18	22,090,000
		TOTAL GOVERNMENT AGENCY DEBT			22,090,000

TREASURY DEBT - 1.9%
20,000,000		United States Cash Management Bill	0.900	01/02/18	20,000,000
31,100,000		United States Treasury Bill	1.166-1.176	01/04/18	31,098,041
		TOTAL TREASURY DEBT			51,098,041

		TOTAL SHORT-TERM INVESTMENTS			73,188,041
		(Cost $73,185,823)

		TOTAL INVESTMENTS - 99.8%			2,765,215,499
		(Cost $2,738,434,495)
		OTHER ASSETS & LIABILITIES, NET - 0.2%			6,893,046
		NET ASSETS - 100.0%			$2,772,108,545

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Futures contracts outstanding as of December 31, 2017 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10YR NOTE (CBT)	(250)	3/20/18	$(31,104,841)	$(31,011,719)	$93,123
221

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2017

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 2.6%

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$1,990,000	i	Clean Harbors, Inc	LIBOR 1 M + 2.000%	3.570%	06/28/24	$1,999,950
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				1,999,950

CONSUMER DURABLES & APPAREL - 0.0%
172,813	i	Samsonite Holdings, S.A	LIBOR 1 M + 2.250%	3.819	08/01/23	173,604
		TOTAL CONSUMER DURABLES & APPAREL				173,604

CONSUMER SERVICES - 0.4%
1,108,348	i	Aramark Services, Inc	LIBOR 1 M + 2.000%	3.570	03/28/24	1,114,233
2,448,607	i	Hilton Worldwide Finance LLC	LIBOR 1 M + 2.000%	3.550	10/25/23	2,459,920
3,110,743	i	KFC Holding Co	LIBOR 1 M + 2.000%	3.490	06/16/23	3,126,950
420,763	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	4.320	05/02/22	423,570
		TOTAL CONSUMER SERVICES				7,124,673

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
76,730	i	CHS/Community Health Systems	LIBOR 3 M + 3.000%	4.480	01/27/21	73,123
299,211	i	DaVita HealthCare Partners, Inc	LIBOR 1 M + 2.750%	4.319	06/24/21	301,547
748,144	i	HCA, Inc	LIBOR 1 M + 2.000%	3.569	03/17/23	750,950
1,014,022	i	HCA, Inc	LIBOR 1 M + 2.250%	3.819	02/10/24	1,019,883
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				2,145,503

MATERIALS - 0.1%
794,000	i	American Builders & Contractors Supply Co, Inc	LIBOR 1 M + 2.500%	4.070	10/31/23	796,827
870,237	i	WR Grace & Co-Conn	LIBOR 3 M + 2.000%	3.380	02/03/21	875,676
		TOTAL MATERIALS				1,672,503

MEDIA - 0.7%
1,421,374	i	AMC Entertainment, Inc	LIBOR 1 M + 2.250%	3.730	12/15/22	1,426,050
1,825,000	i	Charter Communications Operating LLC	LIBOR 3 M + 2.000%	2.000	04/30/25	1,825,657
2,964,945	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	3.741	07/17/25	2,951,039
1,864,121	i	MTL Publishing LLC	LIBOR 1 M + 2.250%	3.741	08/21/23	1,866,451
1,351,581	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	3.430	10/04/23	1,356,650
2,475,000	i	Outfront Media Capital LLC	LIBOR 1 M + 2.000%	3.552	03/18/24	2,484,281
285,402	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	4.320	03/15/24	284,292
		TOTAL MEDIA				12,194,420

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
2,103,710	i	Quintiles IMS, Inc	LIBOR 3 M + 2.000%	3.690	03/07/24	2,111,220
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				2,111,220

RETAILING - 0.3%
3,924,305	i	Avis Budget Car Rental LLC	LIBOR 3 M + 2.000%	3.700	03/15/22	3,922,342
222

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$982,368	i	PetSmart, Inc	LIBOR 1 M + 3.000%	4.570%	03/11/22	$783,134
		TOTAL RETAILING				4,705,476

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,481,250	i	Versum Materials, Inc	LIBOR 3 M + 2.000%	3.693	09/29/23	1,488,286
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				1,488,286

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
2,103,750	i	Abacus Innovations Corp	LIBOR 1 M + 2.000%	3.630	08/16/23	2,120,854
1,293,925	i	CommScope, Inc	LIBOR 1 and 3 M + 2.000%	3.383	12/29/22	1,299,851
1,940,000	i	GXS Group, Inc	LIBOR 1 M + 2.000%	3.570	01/16/21	1,946,072
937,051	i	Sensata Technologies BV	LIBOR 1 M + 1.750%	3.210	10/14/21	940,340
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				6,307,117

TRANSPORTATION - 0.2%
1,959,596	i	American Airlines, Inc	LIBOR 1 M + 2.000%	3.430	10/10/21	1,960,654
745,589	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.750%	3.251	09/30/20	741,861
		TOTAL TRANSPORTATION				2,702,515

UTILITIES - 0.1%
987,469	i	NRG Energy, Inc	LIBOR 3 M + 2.250%	3.940	06/30/23	987,696
		TOTAL UTILITIES				987,696

		TOTAL BANK LOAN OBLIGATIONS				43,612,963
		(Cost $43,725,133)

BONDS - 89.7%

CORPORATE BONDS - 29.4%

AUTOMOBILES & COMPONENTS - 0.2%
1,950,000	g	Hyundai Capital America		2.550	04/03/20	1,933,972
1,500,000	g	Hyundai Capital America		3.250	09/20/22	1,498,035
		TOTAL AUTOMOBILES & COMPONENTS				3,432,007

BANKS - 9.6%
750,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	747,463
3,000,000	g	Bank Nederlandse Gemeenten NV		1.250	10/29/18	2,982,597
3,500,000		Bank of America Corp		2.250	04/21/20	3,502,233
1,925,000		Bank of America Corp		2.151	11/09/20	1,916,041
5,000,000		Bank of America Corp		2.369	07/21/21	4,990,909
10,000,000		Bank of America Corp		2.328	10/01/21	9,971,094
9,000,000	g	Bank of Montreal		2.500	01/11/22	8,986,469
3,000,000		BB&T Corp		2.150	02/01/21	2,971,382
2,000,000	g	Caixa Economica Federal		3.500	11/07/22	1,945,400
1,500,000		Capital One Bank USA NA		1.650	02/05/18	1,499,959
15,000,000		CitiBank NA		1.850	09/18/19	14,906,227
5,000,000		CitiBank NA		2.100	06/12/20	4,966,980
5,000,000		CitiBank NA		2.125	10/20/20	4,951,871
3,000,000		Citizens Bank NA		2.250	10/30/20	2,972,028
2,000,000		Deutsche Bank AG.		2.700	07/13/20	1,990,074
5,000,000	g	Dexia Credit Local S.A.		1.875	03/28/19	4,975,735
223

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,000,000	g	Dexia Credit Local S.A.	2.375%	09/20/22	$3,955,027
5,000,000	g	DNB Boligkreditt AS.	2.000	05/28/20	4,938,770
2,000,000		Fifth Third Bank	2.200	10/30/20	1,987,526
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,699,726
1,500,000		Huntington National Bank	2.375	03/10/20	1,497,629
6,500,000		JPMorgan Chase & Co	1.700	03/01/18	6,499,374
7,500,000		JPMorgan Chase & Co	2.750	06/23/20	7,565,017
3,500,000		KeyBank NA	2.350	03/08/19	3,506,157
6,050,000		PNC Bank NA	2.450	11/05/20	6,058,629
3,000,000		Royal Bank of Canada	1.875	02/05/20	2,974,853
5,000,000		Royal Bank of Canada	2.150	10/26/20	4,967,349
2,500,000		Santander UK plc	2.125	11/03/20	2,479,709
8,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	7,977,339
4,000,000		Sumitomo Mitsui Banking Corp	2.092	10/18/19	3,980,572
2,000,000		SunTrust Banks, Inc	2.500	05/01/19	2,007,345
3,000,000		Toronto-Dominion Bank	1.850	09/11/20	2,966,623
1,500,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,522,668
1,500,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	1,433,179
1,000,000	g	Turkiye Is Bankasi	5.375	10/06/21	1,007,886
3,000,000		US Bank NA	2.050	10/23/20	2,978,169
5,000,000		Wells Fargo Bank NA	1.650	01/22/18	4,999,005
5,000,000		Westpac Banking Corp	1.600	08/19/19	4,947,551
3,000,000	g	Westpac Banking Corp	2.100	02/25/21	2,959,883
		TOTAL BANKS			161,186,448

CAPITAL GOODS - 0.9%
4,400,000		Air Lease Corp	2.125	01/15/18	4,399,708
1,500,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,530,000
800,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	800,127
981,000		Pentair Finance S.A.	2.900	09/15/18	984,855
1,125,000		Rockwell Collins, Inc	1.950	07/15/19	1,119,127
5,000,000		Roper Industries, Inc	2.050	10/01/18	4,999,236
2,000,000	g	TSMC Global Ltd	1.625	04/03/18	1,996,442
		TOTAL CAPITAL GOODS			15,829,495

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
3,000,000		Republic Services, Inc	5.500	09/15/19	3,154,409
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,154,409

CONSUMER SERVICES - 0.1%
925,000	g	Atento Luxco S.A.	6.125	08/10/22	967,385
		TOTAL CONSUMER SERVICES			967,385

DIVERSIFIED FINANCIALS - 4.9%
3,000,000		American Express Co	2.200	10/30/20	2,975,167
3,400,000		American Express Credit Corp	1.875	11/05/18	3,398,465
3,000,000		Capital One Financial Corp	2.400	10/30/20	2,981,367
3,000,000	g	Daimler Finance North America LLC	2.000	08/03/18	3,000,337
1,200,000	g	Federation des Caisses Desjardins du Quebec	2.250	10/30/20	1,193,167
4,800,000		Ford Motor Credit Co LLC	2.425	06/12/20	4,771,254
10,000,000		General Motors Financial Co, Inc	2.450	11/06/20	9,924,059
224

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,000,000		Goldman Sachs Group, Inc		2.000%	04/25/19	$1,993,805
2,775,000		Goldman Sachs Group, Inc		1.950	07/23/19	2,758,546
9,000,000		Goldman Sachs Group, Inc		2.300	12/13/19	8,993,132
1,500,000	g	ICICI Bank Ltd		3.500	03/18/20	1,514,175
2,000,000		ICICI Bank Ltd		3.125	08/12/20	2,002,164
300,000		International Lease Finance Corp		3.875	04/15/18	301,373
8,000,000		Morgan Stanley		2.450	02/01/19	8,019,719
7,500,000		Morgan Stanley		2.800	06/16/20	7,567,185
7,000,000	g	Nederlandse Waterschapsbank NV		1.875	03/13/19	6,983,809
3,500,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	3,469,161
3,000,000		Shire Acquisitions Investments Ireland DAC		1.900	09/23/19	2,972,518
3,000,000		Unilever Capital Corp		1.800	05/05/20	2,977,720
3,500,000		Wells Fargo & Co		2.600	07/22/20	3,521,318
		TOTAL DIVERSIFIED FINANCIALS				81,318,441

ENERGY - 3.0%
1,600,000		BP Capital Markets plc		1.375	05/10/18	1,597,553
2,025,000		BP Capital Markets plc		1.676	05/03/19	2,014,172
1,284,000		Canadian Natural Resources Ltd		1.750	01/15/18	1,283,770
5,000,000		Chevron Corp		1.365	03/02/18	4,996,652
1,300,000		Ecopetrol S.A.		4.250	09/18/18	1,311,700
3,000,000		Enterprise Products Operating LLC		1.650	05/07/18	2,995,991
2,000,000	i	Enterprise Products Operating LLC	LIBOR 3 M + 2.680%	7.034	01/15/68	2,000,000
2,000,000		EQT Corp		2.500	10/01/20	1,985,918
5,000,000		Exxon Mobil Corp		1.439	03/01/18	4,997,650
2,000,000		Husky Energy, Inc		7.250	12/15/19	2,177,273
2,200,000	g	Pertamina Persero PT		4.875	05/03/22	2,338,052
3,320,000		Petrobras Global Finance BV		6.125	01/17/22	3,523,350
4,407,000	g	Petrobras Global Finance BV		5.999	01/27/28	4,418,018
3,000,000		Petroleos Mexicanos		5.500	02/04/19	3,100,350
2,000,000	g	Petroleos Mexicanos		5.375	03/13/22	2,120,000
1,042,500		Petroleos Mexicanos		2.378	04/15/25	1,037,284
750,000		Statoil ASA		1.200	01/17/18	749,800
1,500,000		Vale Overseas Ltd		5.875	06/10/21	1,633,500
5,800,000	g	YPF S.A.		8.500	03/23/21	6,559,800
		TOTAL ENERGY				50,840,833

FOOD & STAPLES RETAILING - 0.4%
3,425,000	g	CK Hutchison International 17 Ltd		2.250	09/29/20	3,387,035
2,875,000		SYSCO Corp		1.900	04/01/19	2,866,833
		TOTAL FOOD & STAPLES RETAILING				6,253,868

FOOD, BEVERAGE & TOBACCO - 0.6%
5,000,000		Anheuser-Busch InBev Finance, Inc		1.900	02/01/19	4,989,292
1,650,000		JM Smucker Co		1.750	03/15/18	1,650,509
675,000		Kraft Heinz Foods Co		2.000	07/02/18	674,978
1,350,000		PepsiCo, Inc		1.350	10/04/19	1,333,793
1,300,000		Tyson Foods, Inc		2.250	08/23/21	1,282,402
		TOTAL FOOD, BEVERAGE & TOBACCO				9,930,974

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
5,000,000		Becton Dickinson and Co		2.404	06/05/20	4,972,567
225

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000		Cardinal Health, Inc	1.948%	06/14/19	$4,968,803
3,000,000		Express Scripts Holding Co	2.250	06/15/19	2,994,879
3,175,000		Medtronic, Inc	1.500	03/15/18	3,172,714
5,000,000		Zimmer Holdings, Inc	2.000	04/01/18	5,001,814
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			21,110,777

INSURANCE - 0.3%
4,025,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	3,973,758
1,500,000		Marsh & McLennan Cos, Inc	2.350	09/10/19	1,504,019
		TOTAL INSURANCE			5,477,777

MATERIALS - 1.1%
2,400,000		EI du Pont de Nemours & Co	2.200	05/01/20	2,397,738
3,500,000	g	Equate Petrochemical BV	3.000	03/03/22	3,445,505
2,000,000		Kimberly-Clark Corp	1.400	02/15/19	1,985,574
2,000,000	g	Phosagro OAO via Phosagro Bond Funding DAC	3.950	11/03/21	2,014,558
1,500,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	1,522,233
5,000,000		Sherwin-Williams Co	2.250	05/15/20	4,982,951
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	2,065,000
		TOTAL MATERIALS			18,413,559

MEDIA - 0.1%
1,009,000		Charter Communications Operating LLC	3.579	07/23/20	1,027,743
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	624,706
		TOTAL MEDIA			1,652,449

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
5,000,000		Abbott Laboratories	2.350	11/22/19	5,000,519
4,800,000		AbbVie, Inc	1.800	05/14/18	4,797,640
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,903,041
900,000		Actavis Funding SCS	3.800	03/15/25	916,037
5,000,000		Gilead Sciences, Inc	1.850	09/20/19	4,978,688
1,000,000		Johnson & Johnson	1.950	11/10/20	995,190
2,500,000		Mylan NV	3.000	12/15/18	2,513,352
5,000,000		Novartis Capital Corp	1.800	02/14/20	4,963,070
2,000,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	1,793,910
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			29,861,447

REAL ESTATE - 0.2%
1,329,000		ERP Operating LP	2.375	07/01/19	1,332,224
1,815,000		Health Care REIT, Inc	4.125	04/01/19	1,847,216
536,000		Highwoods Realty LP	7.500	04/15/18	544,110
		TOTAL REAL ESTATE			3,723,550

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,000,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	1,010,544
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,010,544
226

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
SOFTWARE & SERVICES - 0.3%
	$5,000,000		Microsoft Corp	1.100%	08/08/19	$4,932,644
			TOTAL SOFTWARE & SERVICES			4,932,644

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
	3,000,000		Apple, Inc	1.000	05/03/18	2,992,579
	2,225,000		Apple, Inc	1.700	02/22/19	2,219,611
	2,000,000		Apple, Inc	1.900	02/07/20	1,993,874
	5,000,000	g	Broadcom Corp	2.200	01/15/21	4,889,001
	4,000,000	g	Diamond Finance Corp	3.480	06/01/19	4,049,752
	475,000		Tyco Electronics Group S.A.	2.375	12/17/18	476,065
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			16,620,882

TELECOMMUNICATION SERVICES - 0.7%
MXN	56,730,000		America Movil SAB de C.V.	6.450	12/05/22	2,664,586
	$5,000,000		AT&T, Inc	2.300	03/11/19	5,004,968
	3,050,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	3,154,011
			TOTAL TELECOMMUNICATION SERVICES			10,823,565

TRANSPORTATION - 0.6%
	2,245,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	2,268,667
	1,500,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	1,530,469
	2,250,000		Delta Air Lines, Inc	2.875	03/13/20	2,264,981
	2,000,000		Northrop Grumman Corp	2.080	10/15/20	1,983,555
	2,200,000	g	Transnet SOC Ltd	4.000	07/26/22	2,153,972
			TOTAL TRANSPORTATION			10,201,644

UTILITIES - 2.0%
	5,000,000		Consolidated Edison, Inc	2.000	03/15/20	4,972,456
	3,000,000		Dominion Energy, Inc	2.579	07/01/20	3,001,059
	1,000,000		Duke Energy Corp	2.100	06/15/18	1,000,275
	2,600,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,632,500
	2,000,000	g	KSA Sukuk Ltd	2.894	04/20/22	1,985,876
	2,000,000	g	NBK SPC Ltd	2.750	05/30/22	1,966,488
	1,700,000		NextEra Energy Capital Holdings, Inc	1.649	09/01/18	1,695,078
	4,225,000		Northeast Utilities	1.600	01/15/18	4,224,125
	1,500,000		Northeast Utilities	1.450	05/01/18	1,497,624
	5,000,000		Southern Power Co	1.950	12/15/19	4,958,299
	5,000,000	g	State Grid Overseas Investment 2016 Ltd	2.750	05/04/22	4,954,694
	1,625,000		WEC Energy Group, Inc	1.650	06/15/18	1,623,383
			TOTAL UTILITIES			34,511,857

			TOTAL CORPORATE BONDS			491,254,555
			(Cost $492,371,916)

GOVERNMENT BONDS - 32.0%

AGENCY SECURITIES - 5.1%
	5,850,000	g	Hospital for Special Surgery	3.500	01/01/23	5,934,124
	24,000,000		Iraq Government AID Bond	2.149	01/18/22	23,862,456
	10,460,000		Montefiore Medical Center	2.152	10/20/26	9,968,348
	2,000,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	2,003,880
227

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000		PEFCO	2.300%	09/15/20	$3,008,988
8,947,368		Reliance Industries Ltd	1.870	01/15/26	8,719,412
11,184,211		Reliance Industries Ltd	2.444	01/15/26	11,143,734
6,000,000		Ukraine Government AID Bonds	1.847	05/29/20	5,975,070
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,611,665
		TOTAL AGENCY SECURITIES			85,227,677

FOREIGN GOVERNMENT BONDS - 8.6%
2,725,000		Argentine Republic Government International Bond	6.875	04/22/21	2,967,525
7,000,000	g	Bermuda Government International Bond	4.138	01/03/23	7,340,340
1,250,000		Brazilian Government International Bond	4.875	01/22/21	1,326,250
3,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	01/13/20	2,982,235
1,500,000		Colombia Government International Bond	4.375	07/12/21	1,581,750
5,800,000	g	CPPIB Capital, Inc	2.250	01/25/22	5,746,753
6,600,000	g	CPPIB Capital, Inc	2.750	11/02/27	6,580,072
2,000,000	g	Croatia Government International Bond	6.750	11/05/19	2,146,332
500,000	g	Dominican Republic International Bond	7.500	05/06/21	545,625
500,000	g	Egypt Government International Bond	6.125	01/31/22	523,060
1,425,000	g	Export Credit Bank of Turkey	4.250	09/18/22	1,386,465
15,000,000		Export Development Canada	2.000	11/30/20	14,939,316
5,000,000		Export-Import Bank of Korea	1.500	10/21/19	4,900,440
500,000	g	Ghana Government International Bond	9.250	09/15/22	566,656
500,000	g	Honduras Government International Bond	8.750	12/16/20	560,225
500,000		Hungary Government International Bond	4.125	02/19/18	501,500
11,400,000	g	Instituto de Credito Oficial	1.625	09/14/18	11,355,027
1,500,000		Japan Bank for International Cooperation	1.875	04/20/21	1,465,397
3,000,000	g	Japan Finance Organization for Municipalities	2.000	09/08/20	2,959,413
3,200,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	3,150,201
1,700,000	g	Kommunalbanken AS.	1.625	01/15/20	1,683,518
1,150,000	g	Kommunalbanken AS.	1.375	10/26/20	1,124,214
3,750,000	g	Kommunalbanken AS.	1.625	02/10/21	3,677,873
2,500,000	g	Kommuninvest I Sverige AB	1.000	01/29/18	2,498,750
2,000,000		Korea Development Bank	1.500	01/22/18	1,999,009
410,000	g	Korea Housing Finance Corp	1.625	09/15/18	406,825
6,700,000	g	Korea Housing Finance Corp	2.000	10/11/21	6,442,981
1,875,000	g	Korea Housing Finance Corp	3.000	10/31/22	1,860,736
5,000,000		Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	4,947,432
2,025,000	g	Morocco Government International Bond	4.250	12/11/22	2,135,160
1,400,000	g	Municipality Finance plc	1.125	09/16/19	1,376,690
1,450,000	g	Nacional Financiera SNC	3.375	11/05/20	1,486,250
5,000,000	g	Ontario Teachers’ Finance Trust	2.125	09/19/22	4,911,566
2,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	2,027,600
2,000,000		Poland Government International Bond	5.000	03/23/22	2,189,366
500,000		Republic of Hungary	6.250	01/29/20	535,638
5,625,000	g	Saudi Government International Bond	2.375	10/26/21	5,488,223
11,625,000	g	Saudi Government International Bond	2.875	03/04/23	11,436,117
500,000	g	Senegal Goverment International Bond	8.750	05/13/21	576,466
625,000	g	Slovenia Government International Bond	4.125	02/18/19	639,003
2,500,000	g	Spain Government International Bond	4.000	03/06/18	2,504,090
3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,520,309
6,500,000		Svensk Exportkredit AB	1.750	03/10/21	6,395,754
		TOTAL FOREIGN GOVERNMENT BONDS			143,388,152
228

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
MORTGAGE BACKED - 0.1%
$1,295,773		Federal National Mortgage Association (FNMA)		3.000%	11/01/24	$1,321,158
294,756		Government National Mortgage Association (GNMA)		2.176	05/16/39	294,160
81,705		GNMA		2.120	05/16/40	81,612
		TOTAL MORTGAGE BACKED				1,696,930

MUNICIPAL BONDS - 0.3%
5,000,000		Florida State Board of Administration Finance Corp		2.163	07/01/19	4,989,200
		TOTAL MUNICIPAL BONDS				4,989,200

U.S. TREASURY SECURITIES - 17.9%
25,806,340	k	United States Treasury Inflation Indexed Bonds		0.125	04/15/20	25,758,550
9,887,220	k	United States Treasury Inflation Indexed Bonds		0.125	04/15/21	9,849,204
4,070,000		United States Treasury Note		0.750	01/31/18	4,068,449
3,200,000		United States Treasury Note		0.875	03/31/18	3,196,005
5,000,000		United States Treasury Note		1.375	09/30/18	4,986,604
30,755,000		United States Treasury Note		1.125	01/31/19	30,519,493
81,090,000	d	United States Treasury Note		1.125	02/28/19	80,421,080
51,475,000		United States Treasury Note		1.250	03/31/19	51,092,263
550,000		United States Treasury Note		1.375	07/31/19	545,808
14,000,000		United States Treasury Note		1.250	08/31/19	13,855,990
56,193,000	d	United States Treasury Note		0.875	09/15/19	55,245,986
15,120,000		United States Treasury Note		1.375	09/30/19	14,987,957
3,515,000		United States Treasury Note		1.750	11/15/20	3,494,520
2,325,000		United States Treasury Note		2.000	11/30/22	2,303,511
		TOTAL U.S. TREASURY SECURITIES				300,325,420

		TOTAL GOVERNMENT BONDS				535,627,379
		(Cost $539,793,114)

STRUCTURED ASSETS - 28.3%

ASSET BACKED - 4.6%
176,806		Aames Mortgage Trust		7.396	06/25/32	176,959
		Series - 2002 1 (Class A3)
1,558,808	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.290%	1.842	08/25/35	1,560,327
		Series - 2005 AG1 (Class A1B2)
81,942	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.735%	2.287	08/25/35	82,033
		Series - 2005 HE5 (Class M2)
55,677	†,g,m	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
1,592,547	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.750%	2.080	03/25/35	1,599,028
		Series - 2005 HE1 (Class M1)
1,986,667	g	Capital Automotive REIT		3.870	04/15/47	2,014,303
		Series - 2017 1A (Class A1)
6,010		Centex Home Equity		5.540	01/25/32	6,094
		Series - 2002 A (Class AF6)
229

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$98,251	i	Centex Home Equity	LIBOR 1 M + 0.645%	2.197%	03/25/34	$98,229
		Series - 2004 B (Class M1)
122,341	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	116,336
		Series - 2004 2 (Class 1 M2)
1,500,000	g,i	COMM 2016-GCT Mortgage Trust		3.461	08/10/29	1,503,159
		Series - 2016 GCT (Class D)
5,000,000	g	DB Master Finance LLC		3.629	11/20/47	5,032,600
		Series - 2017 1A (Class A2I)
14,962,500	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	14,798,212
		Series - 2017 1A (Class A2II)
2,422,842		Entergy Louisiana Investment Recovery Funding I LLC		2.040	09/01/23	2,402,704
		Series - 2011 A (Class A1)
1,393,733		Ford Credit Auto Owner Trust		1.540	03/15/19	1,393,566
		Series - 2013 D (Class B)
7,250,000	g	Ford Credit Auto Owner Trust		2.510	04/15/26	7,264,488
		Series - 2014 2 (Class B)
2,000,000		Hyundai Auto Receivables Trust		2.010	06/15/21	1,996,295
		Series - 2015 B (Class B)
337,472	i	Lehman XS Trust	LIBOR 1 M + 0.250%	1.802	02/25/36	336,824
		Series - 2006 1 (Class 1A1)
5,287,118	g	MVW Owner Trust		2.420	12/20/34	5,238,915
		Series - 2017 1A (Class A)
5,000,000	g	Palisades Center Trust		3.357	04/13/33	4,985,437
		Series - 2016 PLSD (Class B)
686,684	i	People’s Choice Home Loan Securities Trust	LIBOR 1 M + 0.900%	2.452	10/25/34	688,509
		Series - 2004 2 (Class M1)
1,983,278	i	RAMP	LIBOR 1 M + 0.765%	2.317	06/25/35	1,983,729
		Series - 2005 RS6 (Class M2)
311,855	i	Residential Funding Mortgage Securities II, Inc		6.560	02/25/36	326,584
		Series - 2006 HI1 (Class M2)
202,957	i	Saxon Asset Securities Trust		6.120	11/25/30	211,562
		Series - 2002 2 (Class AF6)
1,809,647	g	Sierra Timeshare Receivables Funding LLC		2.420	03/20/30	1,805,928
		Series - 2014 1A (Class B)
362,030	g	SLM Student Loan Trust		3.480	10/15/30	363,650
		Series - 2012 B (Class A2)
1,012,384	g	SpringCastle America Funding LLC		3.050	04/25/29	1,018,662
		Series - 2016 AA (Class A)
4,937,500	g	Taco Bell Funding LLC		3.832	05/25/46	5,004,502
		Series - 2016 1A (Class A2I)
12,500,000	†,g	TES LLC		4.330	10/20/47	12,574,750
		Series - 2017 1A (Class A)
2,932,500	g	Wendys Funding LLC		3.371	06/15/45	2,940,359
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED				77,523,745

OTHER MORTGAGE BACKED - 23.7%
2,981,824	g	Banc of America Commercial Mortgage Trust		5.416	01/15/49	3,020,408
		Series - 2007 1 (Class AM)
1,703,899	i	Banc of America Commercial Mortgage Trust		5.482	01/15/49	1,726,117
		Series - 2007 1 (Class AMFX)
230

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$595,347	i	Banc of America Funding	LIBOR 1 M + 0.800%	2.301%	02/20/35	$593,196
		Series - 2005 A (Class 5A3)
4,134,935	i	Bear Stearns ALT-A Trust	LIBOR 1 M + 0.600%	2.152	06/25/34	4,124,699
		Series - 2004 4 (Class A1)
11,335,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.300	05/11/39	11,575,495
		Series - 2003 PWR2 (Class H)
9,614,371	g,i	Chase Mortgage Trust		3.750	12/25/45	9,719,385
		Series - 2016 2 (Class M2)
3,986,531	g,i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.180%	1.508	05/25/37	3,879,162
		Series - 2015 8 (Class 1A1)
2,216,211	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	2.502	05/25/24	2,224,067
		Series - 2014 C02 (Class 1 M1)
4,050,576	i	Connecticut Avenue Securities	LIBOR 1 M + 1.950%	3.502	08/25/28	4,082,070
		Series - 2016 C01 (Class 1 M1)
2,960,377	i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	3.702	09/25/28	2,989,540
		Series - 2016 C02 (Class 1 M1)
2,382,627	i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	3.552	10/25/28	2,420,562
		Series - 2016 C03 (Class 1 M1)
4,807,106	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	2.902	01/25/29	4,836,450
		Series - 2016 C05 (Class 2 M1)
9,552,735	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.002	01/25/29	9,645,616
		Series - 2016 C04 (Class 1 M1)
11,422,553	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	11,539,720
		Series - 2017 C01 (Class 1 M1)
4,720,181	i	Connecticut Avenue Securities	LIBOR 1 M + 1.150%	2.702	09/25/29	4,763,061
		Series - 2017 C02 (Class 2 M1)
12,440,868	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	2.502	10/25/29	12,539,770
		Series - 2017 C03 (Class 1 M1)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.650%	4.202	02/25/30	3,094,869
		Series - 2017 C06 (Class 1 M2)
6,400,000	g	Core Industrial Trust		3.732	02/10/34	6,529,996
		Series - 2015 TEXW (Class C)
1,651,000	g,i	Credit Suisse Commercial Mortgage Trust		5.676	02/15/39	1,648,260
		Series - 2006 C1 (Class H)
12,000,000	g,i	Credit Suisse Commercial Mortgage Trust		5.897	01/15/49	15,248,596
		Series - 2007 C2 (Class C)
1,830,001	g,i	Credit Suisse First Boston Mortgage Securities Corp		5.736	05/15/36	1,865,566
		Series - 2004 C2 (Class E)
279,142	g	Credit Suisse First Boston Mortgage Securities Corp		6.000	05/17/40	279,729
		Series - 1998 C1 (Class F)
3,130,000	g,i	DBUBS Mortgage Trust		5.698	11/10/46	3,352,950
		Series - 2011 LC1A (Class C)
858,270	i	Deutsche Mortgage Securities, Inc Mortgage Loan Trust		5.440	07/25/34	875,144
		Series - 2004 5 (Class A5B)
14,216,768	g,i	Flagstar Mortgage Trust		3.500	03/25/47	14,391,706
		Series - 2017 1 (Class 1A3)
2,000,000	g,i	GS Mortgage Securities Corp II		3.435	12/10/27	1,999,928
		Series - 2013 KING (Class D)
231

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$4,443,000	g	GS Mortgage Securities Corp II		3.772%	10/10/32	$4,539,028
		Series - 2017 SLP (Class B)
287,044	i	Homestar Mortgage Acceptance Corp	LIBOR 1 M + 0.900%	2.452	10/25/34	289,145
		Series - 2004 5 (Class A1)
202,200	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.212	03/25/35	193,704
		Series - 2004 11 (Class 2A1)
216,850	g	Jefferies Resecuritization Trust		5.625	09/01/37	216,878
		Series - 2009 R13 (Class 1A1)
1,090,632	i	JP Morgan Alternative Loan Trust	LIBOR 1 M + 0.640%	2.192	01/25/36	1,058,882
		Series - 2005 A2 (Class 1A2)
3,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.787	01/12/39	3,050,847
		Series - 2004 CB8 (Class H)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.013	02/15/46	2,095,239
		Series - 2011 C3 (Class B)
6,170,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.360	02/15/46	6,459,845
		Series - 2011 C3 (Class C)
3,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.631	02/15/46	2,966,508
		Series - 2011 C3 (Class E)
258,288	g,i	JP Morgan Mortgage Trust		2.690	06/25/46	257,778
		Series - 2016 2 (Class A1)
243,688	g	JP Morgan Mortgage Trust		2.864	06/25/46	243,555
		Series - 2016 2 (Class 2A1)
11,287,670	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	11,440,133
		Series - 2017 1 (Class A3)
12,074,181	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	12,230,300
		Series - 2017 3 (Class 1A5)
14,455,832	g,i	JP Morgan Mortgage Trust		3.000	11/25/48	14,456,395
		Series - 2017 4 (Class A6)
3,547,618	†,g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.042	07/25/47	3,554,269
		Series - 2015 A (Class A)
3,342,100	i	Morgan Stanley Capital I Trust		5.389	11/12/41	3,344,657
		Series - 2006 HQ10 (Class AJ)
6,500,000	g,i	Morgan Stanley Capital I Trust		5.951	06/11/42	7,102,814
		Series - 2007 T27 (Class B)
619,506	i	Morgan Stanley Capital I Trust		6.247	10/15/42	618,129
		Series - 2006 IQ11 (Class AJ)
4,214,000	g,i	Morgan Stanley Capital I Trust		5.599	06/12/47	4,388,055
		Series - 2005 T19 (Class F)
1,051,100	i	Morgan Stanley Capital I Trust		5.995	06/11/49	1,052,693
		Series - 2007 IQ15 (Class AJ)
71,845		Morgan Stanley Capital I Trust		4.770	07/15/56	71,692
		Series - 0 IQ9 (Class AJ)
500,000		Morgan Stanley Capital I Trust		4.860	07/15/56	503,340
		Series - 2005 IQ9 (Class B)
1,250,000		Morgan Stanley Capital I Trust		5.000	07/15/56	1,247,093
		Series - 2005 IQ9 (Class D)
232

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,724,525	i	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates	LIBOR 1 M + 0.675%	2.227%	04/25/35	$2,722,830
		Series - 2005 2 (Class M2)
12,068,136	g,i	Sequoia Mortgage Trust		3.000	03/25/47	12,023,243
		Series - 2017 2 (Class A5)
13,996,832	g,i	Sequoia Mortgage Trust		3.500	04/25/47	14,185,901
		Series - 2017 3 (Class A4)
6,168,967	g,i	Sequoia Mortgage Trust		3.500	07/25/47	6,262,226
		Series - 2017 4 (Class A4)
9,152,541	g,i	Sequoia Mortgage Trust		3.000	08/25/47	9,160,943
		Series - 2017 5 (Class A5)
13,674,447	g,i	Sequoia Mortgage Trust		3.500	09/25/47	13,917,200
		Series - 2017 6 (Class A4)
16,751,936	g,i	Sequoia Mortgage Trust		4.000	12/25/47	17,053,067
		Series - 2017 CH2 (Class A10)
7,158,719	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	7,232,983
		Series - 2017 1 (Class A4)
13,700,000	†,g,i,m	Station Place Agency Securitization Trust	LIBOR 1 M + 1.000%	2.552	11/25/50	13,700,000
		Series - 2017 LD1 (Class B)
2,605,755	i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.370%	1.922	07/25/34	2,614,134
		Series - 2004 9XS (Class A)
3,479,198	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.752	03/25/25	3,507,887
		Series - 2015 HQ1 (Class M2)
1,306,566	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.450%	3.002	07/25/28	1,309,131
		Series - 2016 DNA1 (Class M1)
734,957	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.100%	2.652	12/25/28	736,050
		Series - 2016 DNA3 (Class M1)
3,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	2.852	03/25/29	3,805,906
		Series - 2016 DNA4 (Class M2)
10,909,925	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	2.752	07/25/29	11,035,418
		Series - 2017 DNA1 (Class M1)
19,290,595	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	2.752	10/25/29	19,593,535
		Series - 2017 DNA2 (Class M1)
4,817,361	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	1.959	12/25/29	4,832,899
		Series - 2017 HQA2 (Class M1)
18,708,391	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	2.302	03/25/30	18,780,484
		Series - 2017 DNA3 (Class M1)
2,846,693	g	Tax Ease Funding LLC		3.131	06/15/28	2,849,757
		Series - 2016 1A (Class A)
2,098,170	i	Wachovia Bank Commercial Mortgage Trust		6.011	02/15/51	2,095,178
		Series - 2007 C33 (Class AM)
3,215,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	3,286,214
		Series - 2012 LC5 (Class AS)
233

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000		Wells Fargo Commercial Mortgage Trust	4.142%	10/15/45	$5,134,200
		Series - 2012 LC5 (Class B)
749,970	g	WFRBS Commercial Mortgage Trust	4.394	06/15/44	761,503
		Series - 2011 C4 (Class A3)
		TOTAL OTHER MORTGAGE BACKED			396,947,730

		TOTAL STRUCTURED ASSETS			474,471,475
		(Cost $474,612,517)

		TOTAL BONDS			1,501,353,409
		(Cost $1,506,777,547)

SHORT-TERM INVESTMENTS - 7.1%

GOVERNMENT AGENCY DEBT - 1.4%
22,770,000		Federal Home Loan Bank (FHLB)	1.050	01/02/18	22,770,000
		TOTAL GOVERNMENT AGENCY DEBT			22,770,000

TREASURY DEBT - 5.7%
20,010,000		United States Cash Management Bill	0.900	01/02/18	20,010,000
35,225,000		United States Treasury Bill	1.151-1.176	01/04/18	35,222,781
31,680,000		United States Treasury Bill	1.202-1.219	01/11/18	31,670,674
9,535,000		United States Treasury Bill	1.221	01/18/18	9,529,751
		TOTAL TREASURY DEBT			96,433,206

		TOTAL SHORT-TERM INVESTMENTS			119,203,206
		(Cost $119,199,299)

		TOTAL INVESTMENTS - 99.4%			1,664,169,578
		(Cost $1,669,701,979)
		OTHER ASSETS & LIABILITIES, NET - 0.6%			10,047,349
		NET ASSETS - 100.0%			$1,674,216,927

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican peso
REIT	Real Estate Investment Trust

†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2017, the aggregate value of these securities was $536,919,648 or 32.1% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of December 31, 2017 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10YR NOTE (CBT)	(241)	3/20/18	$(29,985,067)	$(29,895,297)	$89,770
US 5YR NOTE (CBT)	(510)	3/29/18	(59,457,635)	(59,243,672)	213,963
Total	(751)		$(89,442,702)	$(89,138,969)	$303,733

234

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS

SHORT-TERM BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2017

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.4%

CORPORATE BONDS - 24.4%

AUTOMOBILES & COMPONENTS - 0.1%
$100,000	Honeywell International, Inc	1.400%	10/30/19	$98,905
100,000	Honeywell International, Inc	1.800	10/30/19	99,460
	TOTAL AUTOMOBILES & COMPONENTS			198,365

BANKS - 6.5%
250,000	Australia & New Zealand Banking Group Ltd	2.050	09/23/19	249,087
250,000	Australia & New Zealand Banking Group Ltd	2.250	11/09/20	248,439
700,000	Bank of America Corp	2.650	04/01/19	703,919
200,000	Bank of America Corp	2.151	11/09/20	199,069
300,000	Bank of America Corp	5.875	01/05/21	330,340
250,000	Bank of America Corp	2.369	07/21/21	249,545
400,000	Bank of America Corp	2.328	10/01/21	398,844
100,000	Bank of Montreal	1.500	07/18/19	99,019
100,000	Bank of Montreal	1.750	09/11/19	99,187
100,000	Bank of Montreal	2.100	12/12/19	99,711
100,000	Bank of Montreal	2.100	06/15/20	99,370
100,000	Bank of Nova Scotia	1.950	01/15/19	99,921
300,000	Bank of Nova Scotia	1.650	06/14/19	297,624
100,000	Bank of Nova Scotia	2.150	07/14/20	99,498
300,000	Barclays plc	2.750	11/08/19	300,626
200,000	Barclays plc	3.250	01/12/21	201,882
100,000	BB&T Corp	2.150	02/01/21	99,046
300,000	BPCE S.A.	2.650	02/03/21	300,695
250,000	Branch Banking & Trust Co	1.450	05/10/19	247,611
250,000	Branch Banking & Trust Co	2.100	01/15/20	249,424
250,000	Branch Banking & Trust Co	2.250	06/01/20	249,568
100,000	Canadian Imperial Bank of Commerce	1.600	09/06/19	98,959
100,000	Canadian Imperial Bank of Commerce	2.100	10/05/20	99,223
300,000	Capital One Bank USA NA	2.950	07/23/21	301,757
250,000	CitiBank NA	2.000	03/20/19	249,498
250,000	CitiBank NA	1.850	09/18/19	248,437
250,000	CitiBank NA	2.100	06/12/20	248,349
100,000	CitiBank NA	2.125	10/20/20	99,037
100,000	Citigroup, Inc	2.050	06/07/19	99,701
500,000	Citigroup, Inc	2.450	01/10/20	500,205
250,000	Citizens Bank NA	2.250	03/02/20	248,795
250,000	Citizens Bank NA	2.250	10/30/20	247,669
200,000	Comerica, Inc	2.500	06/02/20	199,724
250,000	Commonwealth Bank of Australia	2.050	03/15/19	249,708
250,000	Commonwealth Bank of Australia	2.300	09/06/19	250,314
250,000	Cooperatieve Rabobank UA	1.375	08/09/19	246,623
300,000	Deutsche Bank AG	2.850	05/10/19	300,974
235

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Deutsche Bank AG.	2.700%	07/13/20	$99,504
250,000	Discover Bank	3.100	06/04/20	252,952
150,000	Fifth Third Bancorp	2.300	03/15/19	150,103
200,000	Fifth Third Bank	1.625	09/27/19	197,669
200,000	Fifth Third Bank	2.200	10/30/20	198,753
300,000	HSBC USA, Inc	2.350	03/05/20	299,945
200,000	HSBC USA, Inc	2.750	08/07/20	201,083
250,000	Huntington National Bank	2.375	03/10/20	249,605
250,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	249,311
200,000	Intesa Sanpaolo S.p.A	3.875	01/15/19	202,655
200,000	JPMorgan Chase & Co	1.850	03/22/19	199,195
500,000	JPMorgan Chase & Co	2.750	06/23/20	504,334
700,000	JPMorgan Chase & Co	2.550	10/29/20	702,008
250,000	JPMorgan Chase Bank NA	1.450	09/21/18	248,944
250,000	JPMorgan Chase Bank NA	1.650	09/23/19	247,862
175,000	KeyBank NA	2.350	03/08/19	175,308
250,000	KeyBank NA	2.250	03/16/20	249,253
100,000	Lloyds Bank plc	2.700	08/17/20	100,383
150,000	Manufacturers & Traders Trust Co	2.300	01/30/19	150,399
250,000	Manufacturers & Traders Trust Co	2.050	08/17/20	248,147
100,000	MUFG Americas Holdings Corp	2.250	02/10/20	99,451
100,000	National Australia Bank Ltd	1.375	07/12/19	98,744
250,000	National Australia Bank Ltd	2.250	01/10/20	249,738
250,000	National Bank of Canada	2.200	11/02/20	248,985
250,000	PNC Bank NA	1.950	03/04/19	249,543
250,000	PNC Bank NA	1.450	07/29/19	246,835
250,000	PNC Bank NA	2.000	05/19/20	247,948
250,000	PNC Bank NA	2.450	11/05/20	250,357
200,000	Royal Bank of Canada	2.000	12/10/18	199,784
100,000	Royal Bank of Canada	1.625	04/15/19	99,291
300,000	Royal Bank of Canada	1.500	07/29/19	296,541
100,000	Royal Bank of Canada	2.125	03/02/20	99,694
100,000	Royal Bank of Canada	2.150	10/26/20	99,347
100,000	Santander Holdings USA, Inc	2.700	05/24/19	100,210
200,000	Santander UK Group Holdings plc	2.875	10/16/20	200,660
100,000	Santander UK plc	2.500	03/14/19	100,300
200,000	Santander UK plc	2.125	11/03/20	198,377
250,000	Skandinaviska Enskilda Banken AB	1.500	09/13/19	246,772
100,000	Sumitomo Mitsui Banking Corp	2.050	01/18/19	99,843
250,000	Sumitomo Mitsui Banking Corp	2.092	10/18/19	248,786
250,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	251,167
100,000	SunTrust Bank	2.250	01/31/20	99,840
250,000	Svenska Handelsbanken AB	1.500	09/06/19	247,011
250,000	Svenska Handelsbanken AB	1.950	09/08/20	247,308
300,000	Toronto-Dominion Bank	1.950	01/22/19	299,662
100,000	Toronto-Dominion Bank	1.450	08/13/19	98,826
100,000	Toronto-Dominion Bank	1.900	10/24/19	99,417
100,000	Toronto-Dominion Bank	1.850	09/11/20	98,887
300,000	Toronto-Dominion Bank	2.500	12/14/20	300,936
450,000	US Bank NA	2.000	01/24/20	448,076
250,000	Wells Fargo Bank NA	1.750	05/24/19	248,589
250,000	Wells Fargo Bank NA	2.150	12/06/19	249,584
100,000	Westpac Banking Corp	1.650	05/13/19	99,243
236

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Westpac Banking Corp	1.600%	08/19/19	$98,951
400,000	Westpac Banking Corp	2.150	03/06/20	398,196
300,000	Westpac Banking Corp	2.300	05/26/20	300,113
	TOTAL BANKS			20,805,823

CAPITAL GOODS - 1.0%
200,000	Air Lease Corp	2.125	01/15/20	198,521
100,000	Caterpillar Financial Services Corp	1.900	03/22/19	99,840
100,000	Caterpillar Financial Services Corp	1.350	05/18/19	99,013
100,000	Caterpillar Financial Services Corp	2.000	11/29/19	99,773
100,000	Caterpillar Financial Services Corp	2.100	01/10/20	99,787
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	199,045
100,000	Caterpillar Financial Services Corp	1.850	09/04/20	98,826
200,000	Danaher Corp	1.650	09/15/18	199,643
100,000	Fortive Corp	1.800	06/15/19	99,269
100,000	Illinois Tool Works, Inc	6.250	04/01/19	104,939
100,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	99,967
100,000	John Deere Capital Corp	1.950	01/08/19	99,915
100,000	John Deere Capital Corp	2.200	03/13/20	99,889
500,000	John Deere Capital Corp	2.550	01/08/21	501,885
300,000	Lam Research Corp	2.750	03/15/20	302,107
100,000	Lockheed Martin Corp	1.850	11/23/18	99,877
175,000	Raytheon Co	3.125	10/15/20	179,008
100,000	Rockwell Collins, Inc	1.950	07/15/19	99,478
100,000	Roper Technologies, Inc	3.000	12/15/20	101,183
150,000	United Technologies Corp	1.500	11/01/19	148,219
100,000	United Technologies Corp	1.900	05/04/20	99,009
	TOTAL CAPITAL GOODS			3,129,193

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
100,000	eBay, Inc	2.150	06/05/20	99,291
150,000	Republic Services, Inc	5.000	03/01/20	158,013
70,000	Thomson Reuters Corp	4.700	10/15/19	72,867
300,000	Visa, Inc	2.200	12/14/20	299,741
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			629,912

CONSUMER DURABLES & APPAREL - 0.1%
100,000	DR Horton, Inc	3.750	03/01/19	101,338
100,000	DR Horton, Inc	2.550	12/01/20	99,843
100,000	Newell Rubbermaid, Inc	3.150	04/01/21	101,109
	TOTAL CONSUMER DURABLES & APPAREL			302,290

CONSUMER SERVICES - 0.1%
250,000	McDonald’s Corp	2.750	12/09/20	252,575
100,000	Starbucks Corp	2.200	11/22/20	99,979
	TOTAL CONSUMER SERVICES			352,554

DIVERSIFIED FINANCIALS - 4.6%
300,000	AerCap Ireland Capital DAC	4.250	07/01/20	311,280
200,000	AerCap Ireland Capital Ltd	5.000	10/01/21	213,175
100,000	American Express Co	2.200	10/30/20	99,172
237

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$75,000	American Express Credit Corp	1.875%	11/05/18	$74,966
200,000	American Express Credit Corp	1.875	05/03/19	199,179
100,000	American Express Credit Corp	1.700	10/30/19	98,956
300,000	American Express Credit Corp	2.200	03/03/20	299,075
200,000	American Express Credit Corp	2.375	05/26/20	199,756
100,000	American Honda Finance Corp	1.200	07/12/19	98,607
200,000	American Honda Finance Corp	2.000	11/13/19	199,292
100,000	American Honda Finance Corp	2.000	02/14/20	99,482
100,000	American Honda Finance Corp	1.950	07/20/20	99,206
200,000	Ameriprise Financial, Inc	5.300	03/15/20	212,143
100,000	Ares Capital Corp	3.875	01/15/20	101,762
100,000	Bank of New York Mellon Corp	2.300	09/11/19	100,251
250,000	Bank of New York Mellon Corp	2.150	02/24/20	249,629
300,000	Bank of New York Mellon Corp	2.500	04/15/21	300,647
100,000	BlackRock, Inc	5.000	12/10/19	105,147
200,000	BNP Paribas S.A.	2.375	05/21/20	200,237
400,000	Capital One Financial Corp	2.400	10/30/20	397,516
100,000	CBOE Holdings, Inc	1.950	06/28/19	99,359
100,000	Credit Suisse	2.300	05/28/19	100,088
651,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	659,232
200,000	Ford Motor Credit Co LLC	2.262	03/28/19	199,684
200,000	Ford Motor Credit Co LLC	2.021	05/03/19	199,077
100,000	Ford Motor Credit Co LLC	1.897	08/12/19	99,237
200,000	Ford Motor Credit Co LLC	2.681	01/09/20	200,472
175,000	Ford Motor Credit Co LLC	2.425	06/12/20	173,952
200,000	Ford Motor Credit Co LLC	2.343	11/02/20	198,087
500,000	GE Capital International Funding Co	2.342	11/15/20	497,658
400,000	General Electric Capital Corp	2.200	01/09/20	399,571
100,000	General Motors Financial Co, Inc	3.100	01/15/19	100,535
100,000	General Motors Financial Co, Inc	2.400	05/09/19	100,016
100,000	General Motors Financial Co, Inc	2.350	10/04/19	99,695
300,000	General Motors Financial Co, Inc	2.650	04/13/20	300,045
100,000	General Motors Financial Co, Inc	2.450	11/06/20	99,241
100,000	Goldman Sachs Group, Inc	2.000	04/25/19	99,690
100,000	Goldman Sachs Group, Inc	1.950	07/23/19	99,407
1,200,000	Goldman Sachs Group, Inc	2.300	12/13/19	1,199,084
200,000	Goldman Sachs Group, Inc	2.600	12/27/20	199,963
200,000	IBM Credit LLC	1.625	09/06/19	198,629
100,000	Jefferies Group, Inc	8.500	07/15/19	108,607
100,000	Morgan Stanley	2.450	02/01/19	100,246
700,000	Morgan Stanley	2.375	07/23/19	700,719
500,000	Morgan Stanley	2.650	01/27/20	502,230
500,000	Morgan Stanley	2.800	06/16/20	504,479
100,000	National Rural Utilities Cooperative Finance Corp	1.650	02/08/19	99,528
250,000	National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	250,661
116,000	Nomura Holdings, Inc	6.700	03/04/20	125,676
50,000	Oesterreichische Kontrollbank AG.	1.125	05/29/18	49,885
100,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	98,810
250,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	245,334
100,000	PACCAR Financial Corp	1.950	02/27/20	99,435
400,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	396,336
300,000	State Street Corp	2.550	08/18/20	301,969
200,000	Synchrony Financial	2.600	01/15/19	200,366
238

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Toyota Motor Credit Corp	1.700%	01/09/19	$99,792
100,000	Toyota Motor Credit Corp	1.700	02/19/19	99,548
100,000	Toyota Motor Credit Corp	1.400	05/20/19	99,088
100,000	Toyota Motor Credit Corp	1.550	10/18/19	99,101
100,000	Toyota Motor Credit Corp	1.950	04/17/20	99,591
200,000	Toyota Motor Credit Corp	3.400	09/15/21	206,925
500,000	UBS AG.	2.350	03/26/20	499,571
150,000	Unilever Capital Corp	1.800	05/05/20	148,886
400,000	Wells Fargo & Co	2.600	07/22/20	402,436
300,000	Wells Fargo & Co	3.000	01/22/21	304,247
	TOTAL DIVERSIFIED FINANCIALS			14,825,666

ENERGY - 1.5%
100,000	Anadarko Petroleum Corp	8.700	03/15/19	107,210
100,000	BP Capital Markets plc	1.676	05/03/19	99,465
100,000	BP Capital Markets plc	1.768	09/19/19	99,422
200,000	BP Capital Markets plc	2.315	02/13/20	200,475
200,000	BP Capital Markets plc	3.561	11/01/21	207,860
100,000	Cenovus Energy, Inc	5.700	10/15/19	105,180
100,000	Chevron Corp	1.561	05/16/19	99,420
200,000	Chevron Corp	1.961	03/03/20	199,285
100,000	Chevron Corp	1.991	03/03/20	99,142
300,000	Chevron Corp	2.427	06/24/20	301,448
150,000	ConocoPhillips Co	2.200	05/15/20	149,654
100,000	Enbridge Energy Partners LP	4.375	10/15/20	104,208
200,000	Enterprise Products Operating LLC	5.200	09/01/20	213,672
100,000	EOG Resources, Inc	2.450	04/01/20	100,280
100,000	EQT Corp	2.500	10/01/20	99,296
100,000	Exxon Mobil Corp	1.708	03/01/19	99,759
150,000	Exxon Mobil Corp	1.912	03/06/20	149,215
360,000	Kinder Morgan, Inc	3.050	12/01/19	363,112
375,000	Petroleos Mexicanos	5.500	02/04/19	387,544
150,000	Plains All American Pipeline LP	2.600	12/15/19	149,129
100,000	Shell International Finance BV	1.375	05/10/19	99,130
600,000	Shell International Finance BV	1.375	09/12/19	592,577
150,000	Shell International Finance BV	4.375	03/25/20	156,843
300,000	Total Capital S.A.	4.450	06/24/20	315,764
100,000	TransCanada PipeLines Ltd	3.125	01/15/19	100,908
200,000	TransCanada PipeLines Ltd	2.125	11/15/19	199,289
100,000	Valero Energy Corp	6.125	02/01/20	107,694
	TOTAL ENERGY			4,906,981

FOOD & STAPLES RETAILING - 0.3%
350,000	CVS Health Corp	2.800	07/20/20	351,435
100,000	Kroger Co	2.000	01/15/19	99,814
100,000	Kroger Co	1.500	09/30/19	98,573
150,000	SYSCO Corp	1.900	04/01/19	149,574
250,000	Walgreens Boots Alliance, Inc	2.700	11/18/19	251,490
	TOTAL FOOD & STAPLES RETAILING			950,886
239

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
FOOD, BEVERAGE & TOBACCO - 1.2%
$100,000		Altria Group, Inc	9.250%	08/06/19	$110,854
100,000		Altria Group, Inc	2.625	01/14/20	100,639
750,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	748,394
200,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	212,203
100,000	g	BAT Capital Corp	2.297	08/14/20	99,443
100,000		Coca-Cola Co	1.375	05/30/19	99,153
300,000		Coca-Cola Co	3.150	11/15/20	308,162
200,000		Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	209,477
100,000		Constellation Brands, Inc	2.000	11/07/19	99,341
100,000		Constellation Brands, Inc	2.250	11/06/20	99,075
100,000		General Mills, Inc	2.200	10/21/19	99,963
100,000		JM Smucker Co	2.200	12/06/19	99,846
100,000		Kraft Foods, Inc	5.375	02/10/20	105,711
100,000		Kraft Heinz Foods Co	2.800	07/02/20	100,570
138,000		Mead Johnson Nutrition Co	3.000	11/15/20	140,057
100,000		Molson Coors Brewing Co	1.450	07/15/19	98,741
100,000		Molson Coors Brewing Co	2.250	03/15/20	99,490
100,000		PepsiCo, Inc	1.500	02/22/19	99,536
100,000		PepsiCo, Inc	1.550	05/02/19	99,441
100,000		PepsiCo, Inc	1.350	10/04/19	98,799
300,000		PepsiCo, Inc	3.125	11/01/20	307,812
100,000		Philip Morris International, Inc	1.375	02/25/19	99,214
100,000		Philip Morris International, Inc	1.875	11/01/19	99,377
100,000		Philip Morris International, Inc	2.000	02/21/20	99,372
200,000		Reynolds American, Inc	3.250	06/12/20	203,206
		TOTAL FOOD, BEVERAGE & TOBACCO			3,937,876

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
100,000		Anthem, Inc	2.500	11/21/20	99,784
100,000		Becton Dickinson and Co	2.133	06/06/19	99,771
200,000		Becton Dickinson and Co	2.404	06/05/20	198,903
200,000		Boston Scientific Corp	2.850	05/15/20	201,573
100,000		Cardinal Health, Inc	1.948	06/14/19	99,376
100,000		Express Scripts Holding Co	2.250	06/15/19	99,829
100,000		Express Scripts Holding Co	2.600	11/30/20	99,900
100,000		McKesson Corp	2.284	03/15/19	100,012
200,000		Medtronic, Inc	2.500	03/15/20	201,172
100,000		Stryker Corp	2.000	03/08/19	99,838
200,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	200,474
100,000		Zimmer Holdings, Inc	2.700	04/01/20	100,043
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,600,675

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000		Ecolab, Inc	2.000	01/14/19	99,828
100,000		Estee Lauder Cos, Inc	1.800	02/07/20	99,253
200,000		Procter & Gamble Co	1.900	11/01/19	199,509
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			398,590

INSURANCE - 0.6%
200,000		ACE INA Holdings, Inc	2.300	11/03/20	199,667
200,000		Aflac, Inc	2.400	03/16/20	200,154
100,000		American International Group, Inc	2.300	07/16/19	99,915
240

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Berkshire Hathaway Finance Corp	1.700%	03/15/19	$99,669
100,000	Berkshire Hathaway Finance Corp	1.300	08/15/19	98,727
260,000	Hartford Financial Services Group, Inc	5.500	03/30/20	277,095
100,000	Humana, Inc	2.500	12/15/20	99,916
100,000	MetLife, Inc	7.717	02/15/19	106,245
100,000	Prudential Financial, Inc	2.350	08/15/19	100,057
100,000	UnitedHealth Group, Inc	1.700	02/15/19	99,630
200,000	UnitedHealth Group, Inc	2.700	07/15/20	202,299
100,000	UnitedHealth Group, Inc	1.950	10/15/20	99,079
200,000	WellPoint, Inc	2.250	08/15/19	199,606
	TOTAL INSURANCE			1,882,059

MATERIALS - 0.4%
100,000	Dow Chemical Co	8.550	05/15/19	108,309
75,000	Dow Chemical Co	4.250	11/15/20	78,322
100,000	EI du Pont de Nemours & Co	4.625	01/15/20	104,839
100,000	EI du Pont de Nemours & Co	2.200	05/01/20	99,906
100,000	Kimberly-Clark Corp	1.400	02/15/19	99,279
400,000	LyondellBasell Industries NV	5.000	04/15/19	410,664
200,000	Newmont Mining Corp	3.500	03/15/22	204,152
100,000	Packaging Corp of America	2.450	12/15/20	100,133
100,000	Praxair, Inc	2.250	09/24/20	99,791
100,000	Sherwin-Williams Co	2.250	05/15/20	99,659
	TOTAL MATERIALS			1,405,054

MEDIA - 0.6%
200,000	CBS Corp	2.300	08/15/19	199,840
200,000	Charter Communications Operating LLC	3.579	07/23/20	203,715
100,000	Comcast Corp	5.150	03/01/20	105,977
100,000	Discovery Communications LLC	5.050	06/01/20	105,119
200,000	NBC Universal Media LLC	5.150	04/30/20	213,071
200,000	Omnicom Group, Inc	4.450	08/15/20	209,795
400,000	Time Warner Cable, Inc	8.250	04/01/19	427,482
150,000	Time Warner, Inc	2.100	06/01/19	149,697
100,000	Walt Disney Co	0.875	07/12/19	98,171
100,000	Walt Disney Co	1.950	03/04/20	99,669
200,000	Walt Disney Co	1.800	06/05/20	198,331
	TOTAL MEDIA			2,010,867

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
100,000	Abbott Laboratories	2.000	09/15/18	99,978
200,000	Abbott Laboratories	2.350	11/22/19	200,021
200,000	Abbott Laboratories	2.800	09/15/20	201,331
450,000	AbbVie, Inc	2.500	05/14/20	451,360
500,000	Actavis Funding SCS	3.000	03/12/20	504,470
200,000	Amgen, Inc	2.200	05/22/19	200,024
200,000	Amgen, Inc	2.125	05/01/20	198,924
150,000	Amgen, Inc	2.200	05/11/20	149,162
200,000	AstraZeneca plc	2.375	11/16/20	199,682
200,000	Biogen, Inc	2.900	09/15/20	202,710
241

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Bristol-Myers Squibb Co	1.600%	02/27/19	$99,515
100,000		Celgene Corp	2.250	05/15/19	99,855
100,000		Gilead Sciences, Inc	1.850	09/20/19	99,574
200,000		Gilead Sciences, Inc	2.550	09/01/20	201,763
100,000		Johnson & Johnson	1.125	03/01/19	98,989
100,000		Johnson & Johnson	1.950	11/10/20	99,519
100,000		Merck & Co, Inc	1.850	02/10/20	99,437
100,000		Mylan NV	2.500	06/07/19	99,888
300,000		Novartis Capital Corp	1.800	02/14/20	297,784
150,000		Novartis Securities Investment Ltd	5.125	02/10/19	154,935
100,000		Pfizer, Inc	1.450	06/03/19	99,202
600,000		Pfizer, Inc	1.700	12/15/19	596,154
100,000		Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	96,698
100,000		Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/19	97,150
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,648,125

REAL ESTATE - 0.3%
250,000		HCP, Inc	2.625	02/01/20	250,884
300,000		Health Care REIT, Inc	4.125	04/01/19	305,325
100,000		Simon Property Group LP	2.500	09/01/20	100,356
200,000		Ventas Realty LP	4.750	06/01/21	211,920
		TOTAL REAL ESTATE			868,485

RETAILING - 0.4%
200,000		Amazon.com, Inc	2.600	12/05/19	202,018
100,000	g	Amazon.com, Inc	1.900	08/21/20	99,173
100,000		Costco Wholesale Corp	1.750	02/15/20	99,359
100,000		Home Depot, Inc	2.000	06/15/19	100,034
100,000		Home Depot, Inc	1.800	06/05/20	99,198
100,000		Lowe’s Cos, Inc	1.150	04/15/19	98,871
100,000		Target Corp	2.300	06/26/19	100,471
200,000		Wal-Mart Stores, Inc	3.250	10/25/20	206,035
200,000		Wal-Mart Stores, Inc	1.900	12/15/20	198,696
		TOTAL RETAILING			1,203,855

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
100,000		Intel Corp	1.850	05/11/20	99,535
200,000		Intel Corp	2.450	07/29/20	202,166
200,000		Texas Instruments, Inc	1.750	05/01/20	198,242
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			499,943

SOFTWARE & SERVICES - 0.9%
250,000		Adobe Systems, Inc	4.750	02/01/20	262,515
100,000		Baidu, Inc	3.000	06/30/20	100,425
200,000		CA, Inc	5.375	12/01/19	209,749
100,000		DXC Technology Co	2.875	03/27/20	100,481
150,000		Fidelity National Information Services, Inc	3.000	08/15/26	144,945
300,000		International Business Machines Corp	1.800	05/17/19	299,195
100,000		International Business Machines Corp	1.900	01/27/20	99,537
100,000		Juniper Networks, Inc	3.125	02/26/19	100,776
200,000		Microsoft Corp	1.100	08/08/19	197,306
300,000		Microsoft Corp	1.850	02/06/20	299,096
242

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Microsoft Corp	2.000%	11/03/20	$298,810
500,000		Oracle Corp	3.875	07/15/20	521,290
100,000		VMware, Inc	2.300	08/21/20	99,426
100,000		Xerox Corp	2.750	03/15/19	99,999
		TOTAL SOFTWARE & SERVICES			2,833,550

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
100,000		Amphenol Corp	2.200	04/01/20	99,500
100,000		Apple, Inc	1.550	02/08/19	99,667
200,000		Apple, Inc	1.100	08/02/19	197,229
200,000		Apple, Inc	1.500	09/12/19	198,311
100,000		Apple, Inc	1.800	11/13/19	99,628
100,000		Apple, Inc	1.900	02/07/20	99,694
100,000		Apple, Inc	1.800	05/11/20	99,147
100,000		Apple, Inc	2.000	11/13/20	99,361
292,000	g	Broadcom Corp	2.375	01/15/20	290,010
100,000	g	Broadcom Corp	2.200	01/15/21	97,780
100,000		Cisco Systems, Inc	1.600	02/28/19	99,562
100,000		Cisco Systems, Inc	1.400	09/20/19	98,946
200,000		Cisco Systems, Inc	4.450	01/15/20	209,141
300,000		Cisco Systems, Inc	2.450	06/15/20	301,943
300,000	g	Diamond Finance Corp	3.480	06/01/19	303,732
300,000		Hewlett Packard Enterprise Co	3.600	10/15/20	306,278
250,000		L-3 Communications Corp	4.950	02/15/21	264,752
100,000		QUALCOMM, Inc	1.850	05/20/19	99,613
100,000		QUALCOMM, Inc	2.100	05/20/20	99,573
100,000		QUALCOMM, Inc	2.250	05/20/20	99,214
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			3,263,081

TELECOMMUNICATION SERVICES - 0.8%
200,000		Alibaba Group Holding Ltd	2.500	11/28/19	200,583
250,000		America Movil SAB de C.V.	5.000	03/30/20	263,462
300,000		American Tower Corp	3.400	02/15/19	303,378
400,000		AT&T, Inc	2.300	03/11/19	400,397
264,000		AT&T, Inc	5.200	03/15/20	279,038
200,000		AT&T, Inc	2.450	06/30/20	199,768
197,000		Deutsche Telekom International Finance BV	6.000	07/08/19	207,705
300,000		Orange S.A.	1.625	11/03/19	296,229
250,000		Telefonica Emisiones SAU	5.134	04/27/20	264,637
99,000		Verizon Communications, Inc	2.946	03/15/22	99,591
100,000		Vodafone Group plc	5.450	06/10/19	104,498
		TOTAL TELECOMMUNICATION SERVICES			2,619,286

TRANSPORTATION - 0.5%
200,000		Boeing Co	1.650	10/30/20	197,291
100,000		Delta Air Lines, Inc	2.875	03/13/20	100,666
100,000		Delta Air Lines, Inc	2.600	12/04/20	99,678
100,000		FedEx Corp	2.300	02/01/20	99,983
200,000		Northrop Grumman Corp	2.080	10/15/20	198,356
100,000		Royal Caribbean Cruises Ltd	2.650	11/28/20	99,918
250,000		Ryder System, Inc	2.500	05/11/20	250,229
243

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Union Pacific Corp	2.250%	06/19/20	$250,297
100,000	United Parcel Service, Inc	5.125	04/01/19	103,710
100,000	United Parcel Service, Inc	2.050	04/01/21	99,462
	TOTAL TRANSPORTATION			1,499,590

UTILITIES - 1.1%
200,000	Berkshire Hathaway Energy Co	2.400	02/01/20	200,923
100,000	Consolidated Edison, Inc	2.000	03/15/20	99,449
100,000	Consumers Energy Co	6.125	03/15/19	104,545
100,000	Dominion Energy, Inc	2.579	07/01/20	100,035
100,000	Dominion Resources, Inc	1.875	01/15/19	99,694
75,000	Dominion Resources, Inc	1.600	08/15/19	74,167
100,000	Dominion Resources, Inc	2.962	07/01/19	100,765
300,000	Duke Energy Carolinas LLC	4.300	06/15/20	314,198
100,000	Edison International	2.125	04/15/20	99,117
100,000	Emera US Finance LP	2.150	06/15/19	99,602
200,000	Energy Transfer Partners LP	4.150	10/01/20	206,516
200,000	Exelon Generation Co LLC	2.950	01/15/20	202,032
100,000	Georgia Power Co	2.000	03/30/20	99,349
100,000	Georgia Power Co	2.000	09/08/20	99,418
200,000	Indiana Michigan Power Co	7.000	03/15/19	210,848
200,000	Medtronic Global Holdings S.C.A	1.700	03/28/19	199,154
100,000	NextEra Energy Capital Holdings, Inc	2.300	04/01/19	99,938
100,000	Northern States Power Co	2.200	08/15/20	99,906
300,000	Pacific Gas & Electric Co	3.500	10/01/20	307,375
100,000	Pinnacle West Capital Corp	2.250	11/30/20	99,520
100,000	Public Service Enterprise Group, Inc	1.600	11/15/19	98,341
100,000	Sempra Energy	1.625	10/07/19	98,743
100,000	Southern Co	1.850	07/01/19	99,386
100,000	Southern Power Co	1.950	12/15/19	99,166
200,000	Williams Partners LP	5.250	03/15/20	211,253
	TOTAL UTILITIES			3,523,440

	TOTAL CORPORATE BONDS			78,296,146
	(Cost $78,722,851)

GOVERNMENT BONDS - 75.0%

AGENCY SECURITIES - 5.2%
750,000	Federal Farm Credit Bank (FFCB)	0.750	04/18/18	748,366
2,500,000	Federal Home Loan Bank (FHLB)	0.875	06/29/18	2,490,737
2,400,000	FHLB	1.875	03/13/20	2,389,164
750,000	FHLB	1.125	07/14/21	724,998
1,500,000	Federal Home Loan Mortgage Corp (FHLMC)	0.875	03/07/18	1,498,760
2,300,000	FHLMC	1.250	08/01/19	2,277,269
1,500,000	FHLMC	1.875	11/17/20	1,492,026
1,050,000	Federal National Mortgage Association (FNMA)	0.875	08/02/19	1,033,065
3,500,000	FNMA	1.750	11/26/19	3,487,729
300,000	Private Export Funding Corp (PEFCO)	1.450	08/15/19	297,299
200,000	Ukraine Government AID Bonds	1.847	05/29/20	199,169
	TOTAL AGENCY SECURITIES			16,638,582
244

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
FOREIGN GOVERNMENT BONDS - 7.2%
$100,000	African Development Bank	1.625%	10/02/18	$99,806
200,000	African Development Bank	1.000	11/02/18	198,557
200,000	African Development Bank	1.875	03/16/20	199,134
200,000	Asian Development Bank	0.875	10/05/18	198,585
100,000	Asian Development Bank	1.375	01/15/19	99,431
400,000	Asian Development Bank	1.875	04/12/19	399,509
300,000	Asian Development Bank	1.750	01/10/20	298,346
500,000	Asian Development Bank	1.375	03/23/20	492,681
200,000	Canada Government International Bond	1.625	02/27/19	199,287
200,000	Colombia Government International Bond	7.375	03/18/19	211,800
100,000	Corp Andina de Fomento	2.000	05/10/19	99,640
100,000	Corp Andina de Fomento	2.200	07/18/20	99,220
300,000	Council Of Europe Development Bank	1.000	02/04/19	296,784
100,000	Council Of Europe Development Bank	1.500	05/17/19	99,349
600,000	European Bank for Reconstruction & Development	1.750	11/26/19	596,807
500,000	European Investment Bank	1.000	06/15/18	498,312
600,000	European Investment Bank	1.250	05/15/19	594,103
200,000	European Investment Bank	1.625	08/14/20	197,494
2,000,000	European Investment Bank	2.875	09/15/20	2,038,807
100,000	Export Development Canada	1.000	11/01/18	99,260
100,000	Export Development Canada	1.250	12/10/18	99,308
100,000	Export Development Canada	1.250	02/04/19	99,323
100,000	Export Development Canada	1.625	01/17/20	99,202
100,000	Export Development Canada	1.625	06/01/20	98,961
250,000	Export Development Canada	2.000	11/30/20	248,989
200,000	Export-Import Bank of Korea	1.750	05/26/19	197,617
250,000	Export-Import Bank of Korea	2.500	11/01/20	247,414
200,000	FMS Wertmanagement AoeR	1.000	08/16/19	196,739
350,000	FMS Wertmanagement AoeR	1.750	01/24/20	347,846
100,000	Inter-American Development Bank	1.125	08/28/18	99,568
100,000	Inter-American Development Bank	1.000	05/13/19	98,725
500,000	Inter-American Development Bank	1.750	10/15/19	497,634
636,000	Inter-American Development Bank	1.375	07/15/20	625,240
100,000	International Bank for Reconstruction & Development	1.000	10/05/18	99,373
600,000	International Bank for Reconstruction & Development	1.250	07/26/19	593,281
500,000	International Bank for Reconstruction & Development	1.875	10/07/19	498,857
1,200,000	International Bank for Reconstruction & Development	1.875	04/21/20	1,194,733
200,000	International Bank for Reconstruction & Development	1.625	09/04/20	197,472
75,000	International Finance Corp	1.250	11/27/18	74,550
500,000	International Finance Corp	1.750	03/30/20	496,725
200,000	Israel Government International Bond	5.125	03/26/19	207,507
400,000	Japan Bank for International Cooperation	2.250	02/24/20	398,242
100,000	Japan Bank for International Cooperation	2.125	06/01/20	99,392
150,000	Japan Bank for International Cooperation	2.125	07/21/20	148,844
200,000	Japan Bank for International Cooperation	2.125	11/16/20	198,285
100,000	KFW	1.500	02/06/19	99,541
1,000,000	KFW	1.000	07/15/19	984,941
1,400,000	KFW	4.000	01/27/20	1,454,843
350,000	KFW	1.750	03/31/20	347,487
1,500,000	KFW	1.875	06/30/20	1,491,252
100,000	KFW	1.875	12/15/20	99,162
245

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Landwirtschaftliche Rentenbank	1.375%	10/23/19	$296,474
300,000	Mexico Government International Bond	3.500	01/21/21	310,200
500,000	Nordic Investment Bank	2.250	09/30/21	499,561
200,000	Poland Government International Bond	6.375	07/15/19	211,998
200,000	Province of Alberta Canada	1.900	12/06/19	198,547
300,000	Province of Ontario Canada	1.650	09/27/19	297,343
1,200,000	Province of Ontario Canada	4.400	04/14/20	1,256,770
200,000	Province of Quebec Canada	3.500	07/29/20	206,166
200,000	Republic of Hungary	6.250	01/29/20	214,255
200,000	Republic of Korea	7.125	04/16/19	211,760
200,000	Republic of the Philippines	6.500	01/20/20	217,614
100,000	Svensk Exportkredit AB	1.250	04/12/19	99,042
200,000	Svensk Exportkredit AB	1.750	05/18/20	198,151
200,000	Svensk Exportkredit AB	1.750	08/28/20	197,572
	TOTAL FOREIGN GOVERNMENT BONDS			23,073,418

MUNICIPAL BONDS - 0.0%
100,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	99,784
	TOTAL MUNICIPAL BONDS			99,784

U.S. TREASURY SECURITIES - 62.6%
2,900,000	United States Treasury Note	0.750	02/15/19	2,864,758
7,700,000	United States Treasury Note	1.125	02/28/19	7,636,482
2,750,000	United States Treasury Note	1.000	03/15/19	2,722,258
2,700,000	United States Treasury Note	1.250	03/31/19	2,679,924
3,700,000	United States Treasury Note	0.875	04/15/19	3,653,977
5,100,000	United States Treasury Note	1.250	04/30/19	5,059,172
4,000,000	United States Treasury Note	0.875	05/15/19	3,947,093
3,000,000	United States Treasury Note	0.875	06/15/19	2,957,836
23,000,000	United States Treasury Note	1.250	06/30/19	22,794,341
4,000,000	United States Treasury Note	1.375	07/31/19	3,969,512
4,900,000	United States Treasury Note	0.750	08/15/19	4,812,869
9,000,000	United States Treasury Note	1.250	08/31/19	8,907,422
3,300,000	United States Treasury Note	0.875	09/15/19	3,244,386
4,500,000	United States Treasury Note	1.375	09/30/19	4,460,702
2,000,000	United States Treasury Note	1.000	10/15/19	1,969,323
11,750,000	United States Treasury Note	1.500	10/31/19	11,667,807
5,500,000	United States Treasury Note	1.000	11/15/19	5,410,858
16,500,000	United States Treasury Note	1.750	11/30/19	16,456,772
3,000,000	United States Treasury Note	1.375	12/15/19	2,970,096
12,000,000	United States Treasury Note	1.875	12/31/19	11,994,698
6,700,000	United States Treasury Note	1.375	01/15/20	6,630,050
13,500,000	United States Treasury Note	1.625	03/15/20	13,416,063
3,500,000	United States Treasury Note	1.500	04/15/20	3,467,039
4,400,000	United States Treasury Note	1.500	05/15/20	4,357,375
7,700,000	United States Treasury Note	1.500	07/15/20	7,616,752
9,200,000	United States Treasury Note	1.500	08/15/20	9,097,349
5,750,000	United States Treasury Note	1.375	09/15/20	5,667,460
7,450,000	United States Treasury Note	1.625	10/15/20	7,383,261
8,500,000	United States Treasury Note	1.750	11/15/20	8,450,474
4,250,000	United States Treasury Note	1.875	12/15/20	4,237,387
	TOTAL U.S. TREASURY SECURITIES			200,503,496
246

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
	TOTAL GOVERNMENT BONDS			$240,315,280
	(Cost $242,178,233)

	TOTAL BONDS			318,611,426
	(Cost $320,901,084)

SHORT-TERM INVESTMENTS - 1.1%

TREASURY DEBT - 1.1%
$3,490,000	United States Cash Management Bill	0.900%	01/02/18	3,490,000
	TOTAL TREASURY DEBT			3,490,000

	TOTAL SHORT-TERM INVESTMENTS			3,490,000
	(Cost $3,489,913)

	TOTAL INVESTMENTS - 100.5%			322,101,426
	(Cost $324,390,997)
	OTHER ASSETS & LIABILITIES, NET - (0.5)%			(1,651,358)
	NET ASSETS - 100.0%			$320,450,068

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2017, the aggregate value of these securities was $890,138 or 0.3% of net assets.
247

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2017

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.4%

CAPITAL GOODS - 0.1%
$940,385	i	Manitowoc Foodservice, Inc	LIBOR 1 M + 2.750%	4.320%	03/03/23	$946,657
		TOTAL CAPITAL GOODS				946,657

CONSUMER DURABLES & APPAREL - 0.0%
450,000	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	3.227	12/05/24	451,408
		TOTAL CONSUMER DURABLES & APPAREL				451,408

MATERIALS - 0.2%
3,316,688	i	H.B. Fuller Co	LIBOR 1 M + 2.250%	3.750	10/21/24	3,325,444
		TOTAL MATERIALS				3,325,444

MEDIA - 0.2%
3,650,000	i	Charter Communications Operating LLC	LIBOR 3 M + 2.000%	2.000	04/30/25	3,651,314
		TOTAL MEDIA				3,651,314

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
4,737,674	i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.690	07/05/23	4,773,206
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,773,206

UTILITIES - 0.6%
4,550,000	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	4.468	11/28/24	4,595,500
4,150,000	i	TerraForm Power Operating LLC	LIBOR 3 M + 2.750%	4.147	11/03/22	4,201,875
1,825,072	†,i	Terra-Gen Finance Co LLC	LIBOR 1 M + 4.250%	5.820	12/09/21	1,642,565
		TOTAL UTILITIES				10,439,940

		TOTAL BANK LOAN OBLIGATIONS				23,587,969
		(Cost $23,519,477)

BONDS - 92.9%

CORPORATE BONDS - 33.7%

AUTOMOBILES & COMPONENTS - 0.4%
1,300,000	g	Adient Global Holdings Ltd		4.875	08/15/26	1,335,750
5,000,000		Ford Motor Co		4.750	01/15/43	5,066,527
		TOTAL AUTOMOBILES & COMPONENTS				6,402,277

BANKS - 6.1%
5,000,000		Bank of America Corp		1.950	05/12/18	5,000,378
6,200,000		Bank of America Corp		2.151	11/09/20	6,171,144
5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.250%	1.786	09/11/19	4,999,172
3,000,000	g	Bank of Montreal		2.500	01/11/22	2,995,490
5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.630%	2.166	09/11/22	5,010,934
248

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,000,000		Bank of Nova Scotia		2.125%	09/11/19	$998,817
3,000,000	g	Bank of Nova Scotia		1.875	09/20/21	2,915,924
5,000,000	i	Citizens Bank NA	LIBOR 3 M + 0.540%	2.027	03/02/20	5,009,802
1,125,000		Citizens Financial Group, Inc		2.375	07/28/21	1,110,159
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950	11/09/22	260,615
2,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		4.375	08/04/25	2,110,709
1,850,000		Cooperatieve Rabobank UA		2.750	01/10/22	1,864,682
3,037,000		Cooperatieve Rabobank UA		3.750	07/21/26	3,075,769
3,300,000		Discover Bank		3.450	07/27/26	3,256,718
3,550,000		HSBC Holdings plc		3.033	11/22/23	3,556,655
4,435,000	g	ING Bank NV		2.000	11/26/18	4,432,745
500,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	511,858
2,500,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	2,633,084
2,100,000		KeyBank NA		2.350	03/08/19	2,103,694
1,000,000		Manufacturers & Traders Trust Co		2.900	02/06/25	995,189
2,725,000		Manufacturers & Traders Trust Co		3.400	08/17/27	2,755,931
5,275,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	5,137,203
2,310,000		People’s United Bank		4.000	07/15/24	2,332,570
2,088,000		People’s United Financial, Inc		3.650	12/06/22	2,137,697
5,000,000		Regions Financial Corp		2.750	08/14/22	4,983,615
2,000,000		Royal Bank of Canada		1.875	02/05/20	1,983,235
3,000,000		Royal Bank of Canada		2.100	10/14/20	2,978,162
500,000	g	Skandinaviska Enskilda Banken AB		1.375	05/29/18	499,014
4,962,000		SVB Financial Group		3.500	01/29/25	4,972,728
2,500,000		Toronto-Dominion Bank		1.450	08/13/19	2,470,641
3,000,000	g	Toronto-Dominion Bank		1.950	04/02/20	2,976,510
7,500,000		Toronto-Dominion Bank		1.850	09/11/20	7,416,556
2,500,000		Toronto-Dominion Bank		1.800	07/13/21	2,447,913
3,000,000	g	Westpac Banking Corp		2.100	02/25/21	2,959,883
		TOTAL BANKS				105,065,196

CAPITAL GOODS - 0.4%
1,000,000		Air Lease Corp		4.250	09/15/24	1,049,134
1,150,000		Anixter, Inc		5.500	03/01/23	1,238,033
3,000,000		CNH Industrial Capital LLC		3.875	10/15/21	3,052,620
1,000,000		Parker-Hannifin Corp		4.200	11/21/34	1,090,755
500,000		Pentair Finance S.A.		2.650	12/01/19	497,777
500,000		Rockwell Collins, Inc		3.700	12/15/23	518,521
		TOTAL CAPITAL GOODS				7,446,840

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
2,200,000		Waste Management, Inc		3.900	03/01/35	2,304,826
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				2,304,826

CONSUMER SERVICES - 0.7%
3,540,000		Henry J Kaiser Family Foundation		3.356	12/01/25	3,574,562
2,000,000		Metropolitan Museum of Art		3.400	07/01/45	1,927,860
3,350,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	3,590,085
100,000		Salvation Army		5.637	09/01/26	108,464
3,000,000		Starbucks Corp		2.450	06/15/26	2,891,184
		TOTAL CONSUMER SERVICES				12,092,155
249

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
DIVERSIFIED FINANCIALS - 2.8%
$5,000,000		American Express Co		3.000%	10/30/24	$4,990,538
2,125,000		Bank of New York Mellon Corp		2.661	05/16/23	2,123,596
567,000	g	EDP Finance BV		4.125	01/15/20	584,313
500,000	g	EDP Finance BV		5.250	01/14/21	535,509
5,625,000	g	EDP Finance BV		3.625	07/15/24	5,667,531
5,250,000		Ford Foundation		3.859	06/01/47	5,590,377
500,000		Ford Motor Credit Co LLC		2.375	01/16/18	500,061
2,500,000		Ford Motor Credit Co LLC		2.943	01/08/19	2,515,592
1,000,000	i	Ford Motor Credit Co LLC	LIBOR 3 M + 0.930%	2.321	11/04/19	1,009,172
1,000,000		Ford Motor Credit Co LLC		3.219	01/09/22	1,006,046
5,000,000		Morgan Stanley		2.200	12/07/18	5,005,693
1,000,000		Northern Trust Corp		3.375	08/23/21	1,028,494
1,500,000		Reinvestment Fund, Inc		3.166	11/01/23	1,482,124
2,500,000		Reinvestment Fund, Inc		3.366	11/01/24	2,475,727
5,000,000		Reinvestment Fund, Inc		3.513	11/01/25	4,976,506
5,000,000		State Street Corp		2.653	05/15/23	5,000,817
3,250,000		Unilever Capital Corp		2.000	07/28/26	2,998,446
		TOTAL DIVERSIFIED FINANCIALS				47,490,542

ENERGY - 2.6%
2,880,000		Apache Corp		3.250	04/15/22	2,901,420
5,000,000		Cenovus Energy, Inc		5.250	06/15/37	5,146,036
1,500,000		Cimarex Energy Co		3.900	05/15/27	1,533,347
1,000,000		EOG Resources, Inc		3.900	04/01/35	1,019,977
7,500,000	i	EQT Corp	LIBOR 3 M + 0.770%	2.103	10/01/20	7,515,900
5,000,000	i	Kinder Morgan, Inc	LIBOR 3 M + 1.280%	2.639	01/15/23	5,082,820
7,000,000		National Oilwell Varco, Inc		3.950	12/01/42	6,168,863
1,925,000		ONEOK, Inc		4.000	07/13/27	1,950,490
3,350,000		ONEOK, Inc		4.950	07/13/47	3,482,263
1,100,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	2.109	04/15/20	1,101,160
500,000		Statoil ASA		3.150	01/23/22	511,318
1,000,000		Statoil ASA		2.450	01/17/23	993,913
500,000		Statoil ASA		2.650	01/15/24	497,738
3,000,000		Statoil ASA		3.950	05/15/43	3,135,294
4,500,000	g	Woodside Finance Ltd		3.700	03/15/28	4,467,707
		TOTAL ENERGY				45,508,246

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
5,000,000	i	Becton Dickinson & Co	LIBOR 3 M + 1.030%	2.539	06/06/22	5,026,240
7,250,000		Becton Dickinson & Co		3.363	06/06/24	7,268,700
4,250,000		Becton Dickinson & Co		4.669	06/06/47	4,597,331
500,000		Laboratory Corp of America Holdings		2.500	11/01/18	501,531
1,000,000		Laboratory Corp of America Holdings		2.625	02/01/20	1,002,578
1,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	1,019,425
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				19,415,805

INSURANCE - 1.2%
2,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	3.335	07/13/20	2,001,400
3,000,000	g	Five Corners Funding Trust		4.419	11/15/23	3,214,376
250

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,750,000		Progressive Corp		3.700%	01/26/45	$1,762,696
2,000,000		Prudential Financial, Inc		5.375	05/15/45	2,143,000
5,000,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	5,006,148
5,653,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	5,873,106
		TOTAL INSURANCE				20,000,726

MATERIALS - 2.0%
2,000,000		Agrium, Inc		3.500	06/01/23	2,051,493
1,000,000		Agrium, Inc		5.250	01/15/45	1,162,486
4,500,000		Fibria Overseas Finance Ltd		5.500	01/17/27	4,826,250
2,000,000		International Paper Co		5.000	09/15/35	2,260,425
1,184,000		International Paper Co		4.800	06/15/44	1,294,971
5,000,000	g	Inversiones CMPC S.A.		4.375	04/04/27	5,101,532
8,975,000	g	Klabin Finance S.A.		4.875	09/19/27	8,858,325
2,500,000	g	Sealed Air Corp		5.500	09/15/25	2,725,000
6,350,000	g	WestRock Co		3.000	09/15/24	6,292,222
		TOTAL MATERIALS				34,572,704

MEDIA - 1.3%
2,775,000	g	CCO Holdings LLC		4.000	03/01/23	2,747,250
3,000,000		Charter Communications Operating LLC		3.579	07/23/20	3,055,728
3,000,000		Charter Communications Operating LLC		4.464	07/23/22	3,129,667
5,000,000	i	Discovery Communications LLC	LIBOR 3 M + 0.710%	2.336	09/20/19	5,027,655
2,725,000		Discovery Communications LLC		5.000	09/20/37	2,821,406
5,000,000	i	Walt Disney Co	LIBOR 3 M + 0.390%	1.877	03/04/22	5,041,595
		TOTAL MEDIA				21,823,301

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
500,000		Bristol-Myers Squibb Co		3.250	08/01/42	477,571
7,500,000	i	Gilead Sciences, Inc	LIBOR 3 M + 0.250%	1.876	09/20/19	7,509,450
1,150,000		Zoetis, Inc		3.450	11/13/20	1,177,070
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				9,164,091

REAL ESTATE - 2.1%
1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	2,014,533
4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,266,895
4,500,000		Brixmor Operating Partnership LP		3.650	06/15/24	4,475,522
3,525,000		Brixmor Operating Partnership LP		3.850	02/01/25	3,519,511
1,848,000		Digital Realty Trust LP		3.950	07/01/22	1,930,306
2,300,000		Healthcare Realty Trust, Inc		3.625	01/15/28	2,274,829
4,725,000		Kilroy Realty LP		3.450	12/15/24	4,710,359
3,000,000		Kimco Realty Corp		6.875	10/01/19	3,223,912
3,557,000		Mid-America Apartments LP		4.000	11/15/25	3,683,447
5,000,000		Regency Centers LP		3.750	06/15/24	5,095,784
450,000		Washington REIT		4.950	10/01/20	469,875
		TOTAL REAL ESTATE				35,664,973

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
5,000,000		Apple, Inc		2.850	02/23/23	5,067,021
5,000,000		Apple, Inc		3.000	06/20/27	4,976,567
4,206,000		Corning, Inc		4.375	11/15/57	4,170,962
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				14,214,550
251

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
TELECOMMUNICATION SERVICES - 1.4%
$500,000		CenturyLink, Inc		6.750%	12/01/23	$490,000
2,907,000		Verizon Communications, Inc		2.946	03/15/22	2,924,355
5,000,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.000%	2.600	03/16/22	5,098,434
3,000,000		Verizon Communications, Inc		2.625	08/15/26	2,824,877
5,000,000		Verizon Communications, Inc		4.500	08/10/33	5,240,862
6,125,000		Verizon Communications, Inc		5.250	03/16/37	6,730,907
		TOTAL TELECOMMUNICATION SERVICES				23,309,435

TRANSPORTATION - 4.2%
2,450,000		CSX Corp		4.250	11/01/66	2,445,215
5,925,000		Delta Air Lines, Inc		3.625	03/15/22	6,011,818
2,034,880		Delta Air Lines, Inc		4.250	07/30/23	2,099,792
2,853,074		Delta Air Lines, Inc		3.625	07/30/27	2,958,694
3,800,000	g	Hertz Corp		7.625	06/01/22	3,980,500
2,500,000		Kansas City Southern		4.300	05/15/43	2,625,748
2,500,000		Kansas City Southern		4.950	08/15/45	2,847,447
2,050,000	g	Mexico City Airport Trust		4.250	10/31/26	2,096,125
5,000,000	g	Mexico City Airport Trust		5.500	10/31/46	4,937,500
6,125,000	g	Mexico City Airport Trust		5.500	07/31/47	6,048,438
5,000,000		Spirit Airlines Pass Through Trust		3.800	02/15/26	5,006,350
5,000,000		Spirit Airlines Pass Through Trust		3.375	02/15/30	4,996,350
991,012		Spirit Airlines, Inc		4.100	04/01/28	1,028,572
6,068,661		Union Pacific Railroad Co		3.227	05/14/26	6,188,396
5,314,162	†	Union Pacific Railroad Co		2.695	05/12/27	5,162,709
5,000,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	1.799	05/16/22	5,008,535
7,500,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.450%	2.145	04/01/23	7,518,825
905,000		Vessel Management Services, Inc		3.432	08/15/36	896,872
317,000		Vessel Management Services, Inc		3.477	01/16/37	315,465
		TOTAL TRANSPORTATION				72,173,351

UTILITIES - 6.0%
950,000	g	APT Pipelines Ltd		4.250	07/15/27	982,827
5,300,000		Avangrid, Inc		3.150	12/01/24	5,271,031
2,500,000	g	Colorado Interstate Gas Co LLC		4.150	08/15/26	2,495,425
3,864,546	g	Continental Wind LLC		6.000	02/28/33	4,055,876
3,000,000	g	Electricite de France S.A.		3.625	10/13/25	3,072,836
2,000,000	g	European Stability Mechanism		2.125	11/03/22	1,973,946
1,700,000		Fortis, Inc		2.100	10/04/21	1,659,228
2,900,000		Fortis, Inc		3.055	10/04/26	2,799,298
5,000,000		Georgia Power Co		3.250	04/01/26	5,012,226
5,000,000	g	Greenko Dutch BV		4.875	07/24/22	5,062,200
1,043,680	g	Harper Lake Solar Funding Corp		7.645	12/31/18	1,067,162
5,000,000		MidAmerican Energy Co		3.100	05/01/27	5,023,957
5,746,000		MidAmerican Energy Co		3.950	08/01/47	6,134,280
1,000,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	1,017,500
1,875,000	g	NextEra Energy Operating Partners LP		4.500	09/15/27	1,865,625
5,248,000		NorthWestern Corp		4.176	11/15/44	5,660,674
5,000,000	g	Pattern Energy Group, Inc		5.875	02/01/24	5,250,000
1,000,000		Public Service Co of New Hampshire		3.500	11/01/23	1,031,242
252

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,250,010		San Diego Gas & Electric Co		1.914%	02/01/22	$2,196,732
1,000,000		Sempra Energy		2.875	10/01/22	998,552
2,894,671	g	Solar Star Funding LLC		3.950	06/30/35	2,835,305
4,876,194	g	Solar Star Funding LLC		5.375	06/30/35	5,330,828
2,000,000		Southern Power Co		1.950	12/15/19	1,983,320
2,000,000		Southern Power Co		2.500	12/15/21	1,981,131
5,065,000		Southern Power Co		4.150	12/01/25	5,336,368
5,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	4,950,000
2,624,862	g	Topaz Solar Farms LLC		4.875	09/30/39	2,754,875
222,074	g	Topaz Solar Farms LLC		5.750	09/30/39	250,037
5,000,000		Westar Energy, Inc		2.550	07/01/26	4,817,029
1,000,000		WGL Holdings, Inc		2.250	11/01/19	991,959
10,000,000	i	WGL Holdings, Inc	LIBOR 3 M + 0.400%	1.877	11/29/19	10,003,697
		TOTAL UTILITIES				103,865,166

		TOTAL CORPORATE BONDS				580,514,184
		(Cost $573,860,795)

GOVERNMENT BONDS - 45.6%

AGENCY SECURITIES - 8.2%
766,296		Ethiopian Leasing LLC		2.566	08/14/26	764,129
648,634		Export Lease Ten Co LLC		1.650	05/07/25	628,276
790,364		Export Leasing 2009 LLC		1.859	08/28/21	783,626
3,000,000		Federal National Mortgage Association (FNMA)		1.625	01/21/20	2,979,948
1,000,000		FNMA		2.625	09/06/24	1,013,079
3,436,239	†,g	Genesis Solar Pass Through Trust		3.875	02/15/38	3,709,420
1,375,000	j	Government Trust Certificate		0.000	04/01/21	1,277,620
2,000,000		Hashemite Kingdom of Jordan Government AID Bond		1.945	06/23/19	1,998,463
1,694,000		Hashemite Kingdom of Jordan Government AID Bond		2.578	06/30/22	1,716,135
3,500,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	3,601,961
4,239,901		HNA 2015 LLC		2.291	06/30/27	4,179,427
670,000	g	Hospital for Special Surgery		3.500	01/01/23	679,635
2,030,000	i	Housing and Urban Development Corp Ltd	LIBOR 6 M + 0.035%	1.491	09/15/30	2,025,329
3,000,000		Iraq Government AID Bond		2.149	01/18/22	2,982,807
770,833		Mexican Aircraft Finance V LLC		2.329	01/14/27	763,023
2,630,000		Montefiore Medical Center		2.152	10/20/26	2,506,382
1,966,394		MSN 41079 and 41084 Ltd		1.631	12/14/24	1,907,112
12,150,000	†	NCUA Guaranteed Notes		3.000	06/12/19	12,319,614
6,890,000		NCUA Guaranteed Notes		3.450	06/12/21	7,136,117
2,615,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	2,530,665
3,000,000	j	Overseas Private Investment Corp (OPIC)		0.000	02/11/18	3,040,246
2,080,000	j	OPIC		0.000	11/13/18	2,079,168
2,000,000	j	OPIC		0.000	07/23/19	1,991,809
1,085,000	j	OPIC		0.000	11/15/19	1,164,195
5,000,000	j	OPIC		0.000	07/17/21	4,961,667
2,253,429		OPIC		2.290	09/15/26	2,238,603
2,138,978		OPIC		2.040	12/15/26	2,104,866
1,977,845		OPIC		2.740	09/15/29	1,943,830
2,966,767		OPIC		3.220	09/15/29	2,971,904
988,922		OPIC		3.280	09/15/29	1,005,900
804,000		OPIC		4.140	05/15/30	860,559
253

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$183,825		OPIC		3.540%	06/15/30	$191,291
194,030		OPIC		3.370	12/15/30	199,748
448,137		OPIC		3.820	12/20/32	468,630
224,069		OPIC		3.938	12/20/32	236,376
936,083		OPIC		3.330	05/15/33	943,542
923,884		OPIC		3.160	06/01/33	918,207
1,199,360		OPIC		2.810	07/31/33	1,161,939
959,488		OPIC		2.940	07/31/33	938,954
1,439,232		OPIC		3.250	07/31/33	1,442,062
2,000,000		Private Export Funding Corp (PEFCO)		2.300	09/15/20	2,005,992
1,000,000		PEFCO		3.550	01/15/24	1,059,655
1,000,000		PEFCO		3.250	06/15/25	1,049,711
2,557,735		Safina Ltd		1.550	01/15/22	2,518,395
2,187,038		Safina Ltd		2.000	12/30/23	2,159,110
1,431,541		Tagua Leasing LLC		1.900	07/12/24	1,405,787
4,513,747		Tagua Leasing LLC		1.581	11/16/24	4,373,572
1,367,802		Tortola Leasing LLC		1.581	11/16/24	1,325,280
2,700,000		Ukraine Government AID Bonds		1.847	05/29/20	2,688,782
5,200,000		Ukraine Government AID Bonds		1.471	09/29/21	5,065,377
984,375		Ulani MSN 35940 LLC		2.227	05/16/25	974,341
210,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	218,537
5,273,000		US Department of Housing and Urban Development (HUD)		1.330	08/01/18	5,257,830
1,000,000		HUD		1.770	08/01/18	1,000,308
4,050,000		HUD		3.120	08/01/18	4,076,284
2,600,000		HUD		4.620	08/01/18	2,644,099
510,000		HUD		2.050	08/01/19	508,753
450,000		HUD		4.870	08/01/19	468,597
3,663,000		HUD		1.980	08/01/20	3,654,498
410,000		HUD		2.450	08/01/20	413,943
150,000		HUD		3.430	08/01/20	155,141
1,361,000		HUD		2.450	08/01/22	1,364,250
500,000		HUD		2.910	08/01/23	504,919
1,987,000		HUD		5.380	08/01/27	2,092,347
6,868,242		VCH Lease S.A.		1.736	05/15/25	6,672,592
1,867,122	i	Washington Aircraft 2 Co Ltd	LIBOR 3 M + 0.430%	2.105	06/26/24	1,859,640
		TOTAL AGENCY SECURITIES				141,884,004

FOREIGN GOVERNMENT BONDS - 7.6%
5,000,000		African Development Bank		1.375	12/17/18	4,973,354
1,000,000		African Development Bank		2.375	09/23/21	1,004,063
2,000,000		Asian Development Bank		2.125	03/19/25	1,950,221
5,000,000	g	Bank Nederlandse Gemeenten NV		2.125	12/14/20	4,983,127
3,000,000		Canada Government International Bond		1.125	03/19/18	2,997,429
154,513	g	Carpintero Finance Ltd		2.004	09/18/24	151,960
2,750,000		Council Of Europe Development Bank		1.000	02/04/19	2,720,519
5,000,000	g	CPPIB Capital, Inc		2.750	11/02/27	4,984,903
2,895,000		European Bank for Reconstruction & Development		1.625	04/10/18	2,895,174
5,000,000		European Bank for Reconstruction & Development		0.875	07/22/19	4,914,820
2,225,000		European Investment Bank		2.000	03/15/21	2,210,027
5,000,000		European Investment Bank		2.375	05/24/27	4,907,403
5,500,000		Export Development Canada		1.250	12/10/18	5,461,945
254

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,000,000		Export Development Canada		1.625%	12/03/19	$992,323
5,000,000		Export Development Canada		2.000	11/30/20	4,979,772
1,350,000		Export-Import Bank of Korea		1.750	02/27/18	1,348,866
5,000,000		Inter-American Development Bank		1.185	07/09/18	4,966,745
5,000,000		International Finance Corp		1.750	03/30/20	4,967,249
5,000,000		International Finance Corp		1.546	11/04/21	4,844,940
2,500,000		International Finance Corp		2.125	04/07/26	2,421,342
5,000,000	i	Japan Bank for International Cooperation	LIBOR 3 M + 0.480%	1.961	06/01/20	5,025,816
2,500,000		Japan Bank for International Cooperation		1.875	04/20/21	2,442,329
3,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	2,947,738
3,000,000		KFW		1.000	01/26/18	2,998,710
1,000,000		KFW		1.750	10/15/19	995,125
3,000,000		KFW		1.500	04/20/20	2,961,244
3,000,000		KFW		1.875	11/30/20	2,977,272
3,050,000	g	Kommunalbanken AS.		1.375	10/26/20	2,981,612
2,000,000	g	Kommunalbanken AS.		2.125	02/11/25	1,934,502
4,000,000	g	Kommuninvest I Sverige AB		1.500	04/23/19	3,973,340
5,000,000	i	Korea Development Bank	LIBOR 3 M + 0.725%	2.075	07/06/22	4,988,279
5,000,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	4,947,432
2,875,000	g	Nacional Financiera SNC		3.375	11/05/20	2,946,875
5,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	4,875,085
5,570,000		North American Development Bank		2.300	10/10/18	5,586,509
3,100,000		North American Development Bank		4.375	02/11/20	3,229,940
500,000		Province of Manitoba Canada		3.050	05/14/24	509,869
250,000		Province of Ontario Canada		1.200	02/14/18	249,870
5,000,000		Province of Quebec Canada		2.750	04/12/27	4,957,135
		TOTAL FOREIGN GOVERNMENT BONDS				130,204,864

MORTGAGE BACKED - 9.5%
1,809,549		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/42	1,850,316
1,927,397		FHLMC		3.500	08/15/43	1,989,752
1,450,973		FHLMC		3.000	03/15/44	1,454,866
686,686		Federal Home Loan Mortgage Corp Gold (FGLMC)		3.500	03/01/27	710,037
374,159		FGLMC		3.500	04/01/45	387,331
2,079,593		FGLMC		3.500	10/01/45	2,149,998
1,923,034		FGLMC		4.000	12/01/45	2,032,663
4,706,941		FGLMC		3.500	08/01/46	4,865,152
659,949		FGLMC		4.000	09/01/47	699,756
146,476		Federal National Mortgage Association (FNMA)		3.500	11/01/25	152,635
5,000,000	i	FNMA		2.784	02/25/27	4,974,603
43,540		FNMA		2.500	07/01/31	43,522
1,056,348		FNMA		2.500	07/01/31	1,055,896
255,255		FNMA		2.500	08/01/31	255,146
62,951		FNMA		2.500	11/01/31	62,925
20,404		FNMA		2.500	11/01/31	20,396
164,115		FNMA		2.500	12/01/31	164,049
57,380		FNMA		2.500	12/01/31	57,357
129,694		FNMA		2.500	12/01/31	129,641
1,760,283		FNMA		3.500	02/01/32	1,820,409
944,470		FNMA		3.500	05/01/32	978,128
1,897,247		FNMA		3.500	07/01/32	1,962,193
488,800		FNMA		2.500	08/01/32	488,685
5,849,441		FNMA		3.000	11/01/32	5,962,561
255

TIAA-CREF FUNDS - Social Choice Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$239,509	FNMA	5.000%	10/01/33	$260,207
259,317	FNMA	5.500	01/01/38	287,652
303,111	FNMA	5.500	11/01/38	337,180
611,780	FNMA	4.500	08/01/39	663,365
422,496	FNMA	4.500	10/01/39	459,150
368,364	FNMA	4.500	04/01/40	399,528
103,762	FNMA	5.500	04/01/40	114,907
189,381	FNMA	5.500	07/01/40	210,213
850,153	FNMA	5.000	09/01/40	917,843
100,843	FNMA	6.000	10/01/40	114,126
116,047	FNMA	4.500	01/01/41	125,248
1,025,806	FNMA	5.000	04/01/41	1,119,640
58,663	FNMA	4.500	06/01/42	62,831
615,720	FNMA	4.500	08/01/42	664,171
606,146	FNMA	4.500	10/01/43	654,173
142,641	FNMA	4.500	06/01/44	152,678
695,339	FNMA	4.500	06/01/44	751,621
331,137	FNMA	4.500	08/01/44	357,802
635,818	FNMA	4.500	11/01/44	687,279
1,607,024	FNMA	4.000	12/01/44	1,695,909
845,099	FNMA	4.000	01/01/45	891,851
501,308	FNMA	3.000	02/25/45	502,829
797,217	FNMA	4.500	03/01/45	861,704
969,996	FNMA	3.000	03/25/45	976,322
3,093,529	FNMA	4.000	09/01/45	3,264,180
1,751,989	FNMA	3.500	01/01/46	1,810,549
388,110	FNMA	4.000	01/01/46	410,400
2,736,487	FNMA	3.500	06/01/46	2,828,398
5,175,209	FNMA	3.000	11/01/46	5,178,872
5,592,146	FNMA	3.000	12/01/46	5,596,104
2,905,855	FNMA	3.500	12/01/46	2,986,777
4,669,521	FNMA	3.500	12/01/46	4,799,558
6,392,815	FNMA	3.000	01/01/47	6,397,340
15,856,553	FNMA	3.500	01/01/47	16,298,125
5,089,939	FNMA	3.000	04/01/47	5,093,541
2,889,473	FNMA	3.000	06/01/47	2,891,518
16,954,106	FNMA	4.000	09/01/47	17,755,737
8,762,146	FNMA	4.500	10/01/47	9,333,393
667,348	FNMA	4.000	12/01/47	702,740
3,000,000	FNMA	3.500	01/01/48	3,083,776
808,470	Government National Mortgage Association (GNMA)	2.690	06/15/33	786,577
80,710	GNMA	5.000	10/20/39	87,952
88,018	GNMA	5.000	06/20/42	95,260
3,850,005	GNMA	3.500	08/20/47	3,986,812
798,268	GNMA	3.500	11/20/47	826,634
1,995,544	GNMA	4.000	11/20/47	2,092,096
10,773,875	GNMA	3.000	12/20/47	10,879,282
8,450,000	GNMA	3.500	12/20/47	8,750,264
	TOTAL MORTGAGE BACKED			163,472,131

MUNICIPAL BONDS - 11.9%
2,070,000	American Municipal Power, Inc	5.514	02/15/21	2,181,345
256

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326%	06/01/36	$3,110,610
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,990,180
840,000		California Earthquake Authority	2.805	07/01/19	840,689
2,000,000		California Housing Finance Agency	2.966	08/01/22	2,022,140
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	251,592
495,000	g	California Pollution Control Financing Authority	5.000	07/01/37	498,178
5,430,000	g	California Pollution Control Financing Authority	5.000	11/21/45	5,520,464
500,000		Chelan County Public Utility District No	3.603	07/01/21	518,905
5,000,000		Chicago Board of Education	5.000	12/01/20	5,217,000
2,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	2,600,600
625,000		Chula Vista Municipal Financing Authority	3.775	12/01/33	620,631
1,350,000		Chula Vista Municipal Financing Authority	3.975	12/01/38	1,341,792
740,000		Chula Vista Municipal Financing Authority	4.075	12/01/41	738,276
1,580,000		City & County of Honolulu HI	1.506	10/01/20	1,549,079
950,000		City & County of Honolulu HI	2.141	10/01/23	924,521
1,000,000		City & County of Honolulu HI	2.368	10/01/24	973,300
935,000		City & County of San Francisco CA	3.700	04/01/34	935,757
440,000		City & County of San Francisco CA	3.750	04/01/35	441,377
1,655,000		City & County of San Francisco CA	3.750	09/01/37	1,662,927
5,835,000		City & County of San Francisco CA	3.900	04/01/42	5,993,829
5,000,000		City & County of San Francisco CA	4.000	09/01/48	5,102,800
3,000,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,995,710
3,000,000		City of Chicago IL	7.750	01/01/42	3,332,070
2,000,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	2,013,460
2,000,000		City of Florence SC	4.250	12/01/34	2,038,060
4,500,000		City of Gary IN	5.000	01/08/18	4,497,390
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	252,425
3,075,000		City of Norfolk VA	3.000	10/01/35	2,798,834
2,000,000		City of San Angelo TX Water & Sewer Revenue	4.401	02/15/46	2,084,860
3,955,000		City of San Francisco CA Public Utilities Commission Water Revenue	2.400	11/01/22	3,915,846
5,000,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	5,218,900
1,140,000		City of San Juan Capistrano CA	4.090	08/01/36	1,183,274
885,000		City of San Juan Capistrano CA	4.190	08/01/40	921,320
345,000		Commonwealth Financing Authority	2.428	06/01/20	343,510
355,000		Commonwealth Financing Authority	2.675	06/01/21	354,507
5,000,000		Commonwealth of Massachusetts	3.277	06/01/46	4,822,850
1,415,000		County of Miami-Dade FL Aviation Revenue	1.183	10/01/18	1,406,298
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,460,085
1,085,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,268,322
1,550,000	g	Finance Authority of Maine	5.375	12/15/33	1,582,519
2,250,000		Florida Department of Environmental Protection	5.456	07/01/19	2,361,510
3,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	2,993,520
500,000	j	Garden State Preservation Trust	0.000	11/01/22	444,330
100,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	100,014
1,790,000		Honolulu City & County Board of Water Supply	3.760	07/01/30	1,823,348
3,000,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	3,326,880
257

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Kern County Water Agency Improvement District No 4	4.276%	05/01/36	$2,135,700
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	1,036,720
3,720,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,678,113
3,000,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	3,501,240
3,025,000		Metropolitan Council	1.550	09/01/19	3,000,588
500,000		Michigan Finance Authority	5.000	07/01/22	553,275
4,000,000		Michigan Finance Authority	3.610	11/01/32	3,945,400
2,115,000		New York State Environmental Facilities Corp	3.420	07/15/26	2,195,243
250,000	g	Niagara Area Development Corp	4.000	11/01/24	250,142
1,500,000	g	Ohio Air Quality Development Authority	4.250	01/15/38	1,549,530
5,080,000		Ohio State Water Development Authority	4.879	12/01/34	5,853,989
250,000		Oklahoma Water Resources Board	3.071	04/01/22	256,670
5,000,000		Palm Beach County Solid Waste Authority	2.436	10/01/23	4,946,600
2,225,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	2,302,541
3,350,000		Sacramento Area Flood Control Agency	2.224	10/01/20	3,310,202
440,000		San Francisco City & County Redevelopment Agency	3.113	08/01/22	445,060
1,000,000		San Francisco City & County Redevelopment Agency	3.533	08/01/25	1,018,330
1,000,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	1,057,770
1,900,000		Santa Cruz County Capital Financing Authority	3.375	06/01/31	1,867,244
1,465,000		Santa Cruz County Capital Financing Authority	3.625	06/01/35	1,447,977
2,000,000		South Dakota Conservancy District	1.898	08/01/19	1,993,780
1,000,000		South Dakota Conservancy District	1.920	08/01/19	997,230
1,000,000		South Davis Sewer District	4.125	12/01/32	1,022,100
1,100,000		South Davis Sewer District	4.500	12/01/37	1,143,835
1,000,000		State of California	1.800	04/01/20	992,810
2,665,000		State of California	2.367	04/01/22	2,656,579
1,000,000		State of California	3.750	10/01/37	1,037,400
2,480,000		State of California	4.988	04/01/39	2,758,876
3,000,000		State of Illinois	5.000	02/01/19	3,072,750
1,000,000		State of Texas	0.863	08/01/18	995,270
1,000,000		State of Texas	1.737	08/01/22	969,590
2,475,000		State of Texas	2.749	10/01/23	2,486,979
1,000,000		State of Texas	3.576	08/01/34	1,018,120
1,000,000		State of Texas	3.726	08/01/43	1,012,460
3,000,000		Suffolk County Water Authority	4.000	06/01/39	3,264,510
1,650,000		Syracuse Industrial Development Agency	5.000	01/01/36	1,608,618
1,000,000		Texas Water Development Board	3.500	10/15/37	1,004,730
2,000,000		Texas Water Development Board	3.700	10/15/47	2,017,280
3,000,000		Texas Water Development Board	4.648	04/15/50	3,208,680
500,000		University of California	2.676	05/15/21	503,905
1,230,000		University of Cincinnati	3.500	06/01/32	1,269,655
2,000,000		University of New Mexico	3.532	06/20/32	2,031,540
2,000,000		University of Virginia	3.570	04/01/45	2,072,340
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,240,150
5,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	4,975,050
655,000		Washington County Clean Water Services	4.828	10/01/22	715,719
530,000		Washington County Clean Water Services	5.078	10/01/24	597,294
258

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,000,000	g	Washington Economic Development Finance Authority		7.500%	01/01/32	$2,396,540
1,245,000		Water Works Board of the City of Birmingham		1.509	01/01/19	1,233,571
3,000,000		Water Works Board of the City of Birmingham		1.788	01/01/20	2,945,520
2,005,000		Water Works Board of the City of Birmingham		2.392	01/01/23	1,941,983
250,000		West Virginia Water Development Authority		5.000	11/01/21	278,085
1,500,000		Yuba City Public Financing Authority		4.320	06/01/42	1,529,175
1,000,000		Yuba Levee Financing Authority		3.170	09/01/22	1,027,860
		TOTAL MUNICIPAL BONDS				204,948,152

U.S. TREASURY SECURITIES - 8.4%
19,740,000		United States Treasury Bond		2.875	11/15/46	20,227,251
34,695,000		United States Treasury Bond		3.000	05/15/47	36,436,990
14,635,000		United States Treasury Bond		2.750	08/15/47	14,636,845
5,205,000		United States Treasury Note		1.750	11/15/20	5,174,673
410,000		United States Treasury Note		1.375	05/31/21	400,746
24,179,000		United States Treasury Note		2.000	11/30/22	23,955,525
400,000		United States Treasury Note		1.500	03/31/23	385,562
3,500,000		United States Treasury Note		1.875	08/31/24	3,404,993
2,387,000		United States Treasury Note		2.125	09/30/24	2,356,414
2,500,000		United States Treasury Note		2.250	10/31/24	2,487,879
10,000,000		United States Treasury Note		2.125	11/30/24	9,866,345
25,160,000		United States Treasury Note		2.250	11/15/27	24,797,188
		TOTAL U.S. TREASURY SECURITIES				144,130,411

		TOTAL GOVERNMENT BONDS				784,639,562
		(Cost $782,152,497)

STRUCTURED ASSETS - 13.6%

ASSET BACKED - 6.0%
102,207	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.735%	2.287	08/25/35	102,321
		Series - 2005 HE5 (Class M2)
150,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	152,080
		Series - 2015 3 (Class D)
915,676	i	Basic Asset Backed Securities Trust	LIBOR 1 M + 0.310%	1.862	04/25/36	878,295
		Series - 2006 1 (Class A3)
1,000,000	g	Capital Automotive REIT		3.660	10/15/44	1,002,340
		Series - 2014 1A (Class A)
993,333	g	Capital Automotive REIT		3.870	04/15/47	1,007,151
		Series - 2017 1A (Class A1)
1,447,025	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	1.650	04/07/52	49,102
		Series - 2007 1A (Class A2)
1,945,000	g	DB Master Finance LLC		3.980	02/20/45	1,985,282
		Series - 2015 1A (Class A2II)
1,000,000	g	DB Master Finance LLC		3.629	11/20/47	1,006,520
		Series - 2017 1A (Class A2I)
985,000	g	Domino’s Pizza Master Issuer LLC		3.484	10/25/45	988,428
		Series - 2015 1A (Class A2I)
886,500	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	905,613
		Series - 2015 1A (Class A2II)
3,092,250	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	3,058,297
		Series - 2017 1A (Class A2II)
259

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,702,554	†,g	HERO Funding Trust		3.840%	09/21/40	$1,732,349
		Series - 2015 1A (Class A)
579,239	†,g	HERO Funding Trust		3.990	09/21/40	593,064
		Series - 2014 2A (Class A)
3,243,624	g	HERO Funding Trust		3.750	09/20/41	3,291,816
		Series - 2016 2A (Class A)
1,340,995	g	HERO Funding Trust		4.050	09/20/41	1,382,930
		Series - 2016 1A (Class A)
1,968,611	g	HERO Funding Trust		3.080	09/20/42	1,942,519
		Series - 2016 3A (Class A1)
4,071,307	g	HERO Funding Trust		3.570	09/20/47	4,136,723
		Series - 2016 4A (Class A1)
4,484,424	g	HERO Funding Trust		3.710	09/20/47	4,478,029
		Series - 2017 1A (Class A1)
5,469,369	g	HERO Funding Trust		3.950	09/20/48	5,639,980
		Series - 2017 3A (Class A2)
2,626,982	g	HERO Funding Trust		4.070	09/20/48	2,678,595
		Series - 2017 2A (Class A2)
1,089,907	†,g	HERO Residual Funding		4.500	09/21/42	1,084,457
		Series - 2016 1R (Class A1)
166,667	g	Hertz Vehicle Financing LLC		6.440	02/25/19	167,382
		Series - 2010 1A (Class B3)
56,221	i	Lehman XS Trust	LIBOR 1 M + 0.250%	1.802	02/25/36	56,113
		Series - 2006 1 (Class 1A1)
5,000,000	g,i	MAD Mortgage Trust		3.484	08/15/34	5,000,656
		Series - 2017 330M (Class C)
1,500,000	g	Mosaic Solar Loans LLC		0.010	09/20/42	1,324,743
		Series - 2017 2A (Class D)
6,249,941	g	Mosaic Solar Loans LLC		3.820	09/20/42	6,272,928
		Series - 2017 2A (Class A)
1,682,265	g	MVW Owner Trust		2.420	12/20/34	1,666,927
		Series - 2017 1A (Class A)
94,747	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	93,829
		Series - 2014 AA (Class B)
2,237,377	g	Renew		3.670	09/20/52	2,210,180
		Series - 2017 1A (Class A)
117,947	g	SolarCity LMC		4.800	11/20/38	121,344
		Series - 2013 1 (Class A)
376,056	g	SolarCity LMC		4.590	04/20/44	383,069
		Series - 2014 1 (Class A)
845,686	†,g	SolarCity LMC		4.020	07/20/44	816,035
		Series - 2014 2 (Class A)
1,481,006	g	SolarCity LMC		4.800	09/20/48	1,483,787
		Series - 2016 A (Class A)
337,461	g	SpringCastle America Funding LLC		3.050	04/25/29	339,554
		Series - 2016 AA (Class A)
527,534	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	2.861	04/25/35	515,599
		Series - 2005 7XS (Class 2A1A)
10,000,000	†,g	TES LLC		4.330	10/20/47	10,059,800
		Series - 2017 1A (Class A)
2,500,000	†,g	TES LLC		7.740	10/20/47	2,525,000
		Series - 2017 1A (Class B)
260

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,750,000	g	TES LLC	4.120%	02/20/48	$3,752,370
		Series - 2017 2A (Class A)
595,510		Toyota Auto Receivables Owner Trust	1.270	05/15/19	594,787
		Series - 2015 B (Class A3)
8,792,973		Toyota Auto Receivables Owner Trust	1.300	04/15/20	8,759,917
		Series - 2016 B (Class A3)
4,000,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	3,993,522
		Series - 2015 B (Class A4)
2,000,000	g	VOLT LIX LLC	5.375	05/25/47	2,013,041
		Series - 2017 NPL6 (Class A2)
4,548,497	g	VOLT LVIII LLC	3.375	05/28/47	4,555,178
		Series - 2017 NPL5 (Class A1)
2,500,000	g	VOLT LVIII LLC	5.375	05/28/47	2,500,269
		Series - 2017 NPL5 (Class A2)
1,500,000	g	VOLT LXIII LLC	3.000	10/25/47	1,497,633
		Series - 2017 NP10 (Class A1)
2,500,000	g	VOLT LXIII LLC	4.625	10/25/47	2,488,072
		Series - 2017 NP10 (Class A2)
1,500,000	g	Wendys Funding LLC	3.573	03/15/48	1,499,532
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED			102,787,158

OTHER MORTGAGE BACKED - 7.6%
33,905	g	7 WTC Depositor LLC Trust	4.082	03/13/31	34,048
		Series - 2012 7WTC (Class A)
111,204	i	Banc of America Commercial Mortgage Trust	5.724	05/10/45	111,048
		Series - 2006 2 (Class C)
170,390	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	172,612
		Series - 2007 1 (Class AMFX)
250,000	g,i	Banc of America Commercial Mortgage Trust	5.859	02/10/51	251,086
		Series - 2007 4 (Class E)
2,000,000	i	Banc of America Commercial Mortgage Trust	5.944	02/10/51	2,037,638
		Series - 2007 5 (Class AJ)
725,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	728,150
		Series - 2007 4 (Class D)
3,000,000	g,i	Banc of America Commercial Mortgage Trust	6.038	02/10/51	2,993,397
		Series - 2007 5 (Class B)
5,000,000	g	BBCMS Trust	3.593	09/15/32	5,148,508
		Series - 2015 MSQ (Class A)
2,500,000	g	BBCMS Trust	3.894	09/15/32	2,555,593
		Series - 2015 MSQ (Class B)
4,250,000	g,i	Cityline Commercial Mortgage Trust	2.778	11/10/31	4,203,159
		Series - 2016 CLNE (Class A)
888,475	i	COBALT CMBS Commercial Mortgage Trust	5.839	05/15/46	903,082
		Series - 2007 C3 (Class AJ)
3,850,000	g	COMM Mortgage Trust	2.681	08/10/29	3,853,604
		Series - 2016 GCT (Class A)
5,000,000	g,i	COMM Mortgage Trust	3.538	10/10/29	5,006,300
		Series - 2017 PANW (Class C)
2,815,000	g	COMM Mortgage Trust	4.353	08/10/30	3,015,498
		Series - 2013 300P (Class A1)
5,000,000	g	COMM Mortgage Trust	3.544	03/10/31	5,209,161
		Series - 2013 WWP (Class C)
261

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	5.802%	01/25/29	$3,399,404
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	6.002	01/25/29	2,507,008
		Series - 2016 C05 (Class 2M2)
191,475	i	Countrywide Home Loan Mortgage Pass Through Trust		3.484	11/20/34	195,049
		Series - 2004 HYB6 (Class A2)
5,000,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	4,938,012
		Series - 2017 C8 (Class 85BB)
5,000,000	g,i	CSMC Trust		3.728	11/10/32	5,116,865
		Series - 2017 CALI (Class B)
10,000,000	g,i	CSMC Trust		3.778	11/10/32	10,154,688
		Series - 2017 CALI (Class C)
5,240,376	i	GE Capital Commercial Mortgage Corp		5.731	11/10/45	5,344,073
		Series - 2005 C4 (Class AJ)
750,000	i	GE Commercial Mortgage Corp		5.606	12/10/49	759,130
		Series - 2007 C1 (Class AM)
5,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	5,127,904
		Series - 2014 GRCE (Class A)
2,500,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	2,439,961
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,416,293
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	4,778,928
		Series - 2016 10HY (Class C)
33,757	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.212	03/25/35	32,339
		Series - 2004 11 (Class 2A1)
1,600,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		4.052	01/15/46	1,522,096
		Series - 2013 C13 (Class D)
1,496,000	g,i	JPMBB Commercial Mortgage Securities Trust		3.364	09/15/47	925,027
		Series - 2014 C23 (Class E)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.344	02/15/48	980,357
		Series - 2015 C27 (Class C)
1,508,292	i	LB-UBS Commercial Mortgage Trust		5.541	03/15/39	1,524,607
		Series - 2006 C3 (Class C)
146,763	i	LB-UBS Commercial Mortgage Trust		5.563	02/15/40	146,861
		Series - 2007 C1 (Class D)
1,013,605	†,g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.042	07/25/47	1,015,506
		Series - 2015 A (Class A)
831,999	i	ML-CFC Commercial Mortgage Trust		5.526	03/12/51	841,365
		Series - 2007 6 (Class AM)
5,000,000	g	Morgan Stanley Capital I Trust		3.350	07/13/29	5,114,123
		Series - 2014 CPT (Class A)
1,090,000	g,i	Morgan Stanley Capital I Trust		3.446	07/13/29	1,104,034
		Series - 2014 CPT (Class B)
5,000,000	g	Morgan Stanley Capital I Trust		2.695	01/11/32	4,995,259
		Series - 2013 WLSR (Class A)
1,313,875	i	Morgan Stanley Capital I Trust		5.995	06/11/49	1,315,866
		Series - 2007 IQ15 (Class AJ)
1,939,252	i	Morgan Stanley Capital I Trust		6.169	12/12/49	1,745,327
		Series - 2007 IQ16 (Class AJFX)
262

TIAA-CREF FUNDS - Social Choice Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,500,000	g,i	MSDB Trust		3.316%	07/11/39	$2,529,106
		Series - 2017 712F (Class A)
2,750,000	g,i	MSDB Trust		3.453	07/11/39	2,768,524
		Series - 2017 712F (Class B)
3,000,000	g	OBP Depositor LLC Trust		4.646	07/15/45	3,136,217
		Series - 2010 OBP (Class A)
1,908,659	g,i	Sequoia Mortgage Trust		3.500	04/25/47	1,934,441
		Series - 2017 3 (Class A4)
4,576,271	g,i	Sequoia Mortgage Trust		3.000	08/25/47	4,580,472
		Series - 2017 5 (Class A5)
347,920	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.752	03/25/25	350,789
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	5.352	03/25/25	271,750
		Series - 2015 HQ1 (Class M3)
3,423,559	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.752	10/25/28	3,470,994
		Series - 2016 DNA2 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.350%	2.902	03/25/29	1,775,558
		Series - 2016 HQA3 (Class M2)
708,010	i	Wachovia Bank Commercial Mortgage Trust		5.825	07/15/45	711,144
		Series - 2006 C27 (Class AJ)
676,161	i	Wachovia Bank Commercial Mortgage Trust		6.084	05/15/46	693,357
		Series - 2007 C34 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.159	05/15/46	2,048,864
		Series - 2007 C34 (Class C)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	1,024,932
		Series - 2007 C34 (Class B)
1,178,691	i	Wachovia Bank Commercial Mortgage Trust		5.660	04/15/47	1,196,713
		Series - 2007 C31 (Class AJ)
215,310	i	Wachovia Bank Commercial Mortgage Trust		5.783	06/15/49	217,465
		Series - 2007 C32 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust		5.783	06/15/49	599,580
		Series - 2007 C32 (Class B)
20,877	i	Wachovia Bank Commercial Mortgage Trust		6.011	02/15/51	20,848
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED				131,993,720

		TOTAL STRUCTURED ASSETS				234,780,878
		(Cost $235,650,794)

		TOTAL BONDS				1,599,934,624
		(Cost $1,591,664,086)

SHARES		COMPANY
PREFERRED STOCKS - 0.0%

BANKS - 0.0%
250	*	M&T Bank Corp				268,875
		TOTAL BANKS				268,875

		TOTAL PREFERRED STOCKS				268,875
		(Cost $255,625)
263

TIAA-CREF FUNDS - Social Choice Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 5.0%

GOVERNMENT AGENCY DEBT - 1.4%
$24,940,000	Federal Home Loan Bank (FHLB)	1.050%	01/02/18	$24,940,000
	TOTAL GOVERNMENT AGENCY DEBT			24,940,000

TREASURY DEBT - 3.6%
20,000,000	United States Cash Management Bill	0.900	01/02/18	20,000,000
28,235,000	United States Treasury Bill	1.176	01/04/18	28,233,222
13,865,000	United States Treasury Bill	1.166	01/25/18	13,854,104
	TOTAL TREASURY DEBT			62,087,326

	TOTAL SHORT-TERM INVESTMENTS			87,027,326
	(Cost $87,025,240)

	TOTAL INVESTMENTS - 99.3%			1,710,818,794
	(Cost $1,702,464,428)
	OTHER ASSETS & LIABILITIES, NET - 0.7%			11,316,375
	NET ASSETS - 100.0%			$1,722,135,169

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2017, the aggregate value of these securities was $371,985,537 or 21.6% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
264

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2017

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 99.1%

ALABAMA - 1.4%
$975,000		County of Jefferson AL	5.000%	09/15/22	$1,101,818
2,395,000		University of South Alabama	5.000	11/01/31	2,856,133
		TOTAL ALABAMA			3,957,951

ALASKA - 1.3%
500,000		Alaska Municipal Bond Bank Authority	5.000	12/01/31	574,300
2,570,000		Borough of Matanuska-Susitna AK	5.000	09/01/25	3,056,758
		TOTAL ALASKA			3,631,058

ARIZONA - 0.3%
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/24	237,310
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/25	241,412
190,000		Pinal County Electric District No 3	5.000	07/01/33	223,288
		TOTAL ARIZONA			702,010

CALIFORNIA - 7.9%
715,000	g	California School Finance Authority	5.000	08/01/25	821,699
2,000,000		City of Los Angeles Department of Airports	5.000	05/15/27	2,385,300
1,715,000		Elk Grove Finance Authority	5.000	09/01/30	1,973,433
700,000		Kern County Water Agency Improvement District No 4	5.000	05/01/24	835,233
1,185,000		Livermore Redevelopment Agency	5.000	08/01/21	1,319,734
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	542,246
550,000		Palmdale Community Redevelopment Agency	5.000	09/01/26	672,282
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	491,078
1,000,000		Port of Oakland	5.000	11/01/21	1,114,690
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	888,833
800,000		San Francisco City & County Redevelopment Agency	5.000	08/01/25	964,848
500,000		Santee CDC Successor Agency	5.000	08/01/27	609,760
3,000,000		State of California	5.000	09/01/24	3,583,380
1,000,000		State of California	5.000	09/01/24	1,194,460
2,000,000		State of California, GO	5.000	02/01/22	2,254,720
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	1,920,809
		TOTAL CALIFORNIA			21,572,505

COLORADO - 2.5%
1,500,000		City & County of Denver CO Airport System Revenue	5.000	11/15/30	1,805,685
2,155,000		Colorado Health Facilities Authority	5.000	01/01/32	2,292,554
250,000		Colorado Health Facilities Authority	5.000	12/01/41	286,765
1,000,000		Denver Urban Renewal Authority	5.000	12/01/24	1,192,730
265

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$470,000	Eagle County Airport Terminal Corp	4.000%	05/01/24	$515,628
580,000	Park Creek Metropolitan District	5.000	12/01/23	662,975
	TOTAL COLORADO			6,756,337

CONNECTICUT - 2.5%
1,250,000	City of New Haven CT	5.000	08/15/24	1,436,988
1,400,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,588,342
495,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/27	601,816
350,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/32	414,767
350,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/33	413,487
2,000,000	University of Connecticut	5.000	03/15/28	2,350,720
	TOTAL CONNECTICUT			6,806,120

DISTRICT OF COLUMBIA - 0.4%
955,000	District of Columbia	5.000	04/01/27	1,168,595
	TOTAL DISTRICT OF COLUMBIA			1,168,595

FLORIDA - 4.3%
250,000	County of Broward FL Airport System Revenue	5.000	10/01/27	305,440
250,000	County of Broward FL Airport System Revenue	5.000	10/01/28	303,987
1,000,000	County of Orange FL	5.000	10/01/21	1,116,500
1,100,000	Greater Orlando Aviation Authority	5.000	10/01/26	1,317,624
1,225,000	JEA Electric System Revenue	5.000	10/01/21	1,360,656
1,375,000	Miami-Dade County Expressway Authority	5.000	07/01/31	1,613,631
2,180,000	Port St. Lucie Community Redevelopment Agency	5.000	01/01/26	2,593,568
500,000	School District of Broward County	5.000	07/01/31	592,610
1,500,000	Tampa-Hillsborough County Expressway Authority	4.000	07/01/42	1,611,795
130,000	Volusia County Educational Facility Authority	5.000	10/15/23	150,580
105,000	Volusia County Educational Facility Authority	5.000	10/15/24	123,646
75,000	Volusia County Educational Facility Authority	5.000	10/15/25	89,294
540,000	Volusia County Educational Facility Authority	5.000	10/15/32	642,557
	TOTAL FLORIDA			11,821,888

GEORGIA - 2.1%
1,000,000	City of Atlanta Department of Aviation	5.000	01/01/24	1,175,470
1,000,000	Dahlonega Downtown Development Authority	4.000	07/01/37	1,068,440
1,250,000	Dahlonega Downtown Development Authority	4.000	07/01/38	1,334,488
1,000,000	Dahlonega Downtown Development Authority	5.000	07/01/39	1,173,200
1,000,000	Glynn-Brunswick Memorial Hospital Authority	5.000	08/01/47	1,128,090
	TOTAL GEORGIA			5,879,688
266

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
GUAM - 0.4%
$1,000,000	Territory of Guam	5.000%	12/01/30	$1,139,400
	TOTAL GUAM			1,139,400

HAWAII - 0.4%
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/41	1,147,070
	TOTAL HAWAII			1,147,070

ILLINOIS - 14.3%
1,500,000	Chicago Board of Education	5.000	12/01/26	1,603,335
1,500,000	Chicago Board of Education	5.000	12/01/27	1,600,170
2,000,000	Chicago Midway International Airport	5.000	01/01/26	2,365,040
400,000	Chicago O’Hare International Airport	5.000	01/01/22	445,524
750,000	Chicago O’Hare International Airport	5.000	01/01/25	883,852
300,000	Chicago O’Hare International Airport	5.000	01/01/28	355,299
1,000,000	Chicago O’Hare International Airport	5.000	01/01/32	1,135,470
400,000	Chicago Park District	5.000	01/01/23	450,280
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,124,620
2,085,000	Chicago State University	5.500	12/01/23	2,293,667
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,354,334
1,000,000	Chicago Transit Authority	5.000	06/01/25	1,161,540
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,092,910
1,500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,656,135
500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	552,045
1,000,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/23	1,123,690
1,000,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/25	1,155,350
1,000,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/26	1,176,180
1,500,000	City of Chicago IL, GO	5.500	01/01/35	1,629,420
650,000	City of Chicago IL, GO	5.500	01/01/37	706,082
500,000	City of Chicago IL, GO	5.500	01/01/42	541,245
500,000	Cook County School District No 25 Arlington Heights	5.000	12/15/23	579,790
1,750,000	County of Cook IL	5.000	11/15/31	2,013,305
400,000	Illinois Finance Authority	5.000	05/01/21	440,748
500,000	Illinois Finance Authority	5.000	11/01/21	558,325
2,000,000	Metropolitan Water Reclamation District of Greater Chicago	5.000	12/01/30	2,374,320
1,500,000	Sales Tax Securitization Corp	5.000	01/01/30	1,834,275
2,000,000	State of Illinois	5.000	02/01/18	2,004,220
695,000	State of Illinois	5.000	06/15/24	805,978
2,000,000	State of Illinois	5.000	06/01/28	2,165,340
1,500,000	State of Illinois, GO	5.000	06/15/19	1,564,860
405,000	State of Illinois, GO	6.250	12/15/20	424,732
	TOTAL ILLINOIS			39,172,081

INDIANA - 1.6%
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,214,382
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,141,159
	TOTAL INDIANA			4,355,541
267

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
IOWA - 0.2%
$475,000		Iowa Higher Education Loan Authority	5.000%	10/01/27	$567,587
		TOTAL IOWA			567,587

KANSAS - 0.4%
1,000,000		Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000	09/01/22	1,135,720
		TOTAL KANSAS			1,135,720

KENTUCKY - 1.9%
2,000,000		Kentucky Turnpike Authority	5.000	07/01/26	2,436,920
1,250,000		Paducah Electric Plant Board	5.000	10/01/34	1,429,600
1,250,000		Paducah Electric Plant Board	5.000	10/01/35	1,428,575
		TOTAL KENTUCKY			5,295,095

LOUISIANA - 1.2%
750,000		Louisiana Local Government Environmental Facilities & Community Development Auth	5.000	10/01/27	904,582
1,000,000		Louisiana Public Facilities Authority	5.250	10/01/24	1,127,840
1,000,000		State of Louisiana	5.000	08/01/26	1,216,030
		TOTAL LOUISIANA			3,248,452

MAINE - 0.3%
750,000	g	Finance Authority of Maine	5.375	12/15/33	765,735
		TOTAL MAINE			765,735

MARYLAND - 0.6%
1,400,000		Maryland Economic Development Corp	5.000	03/31/36	1,578,248
		TOTAL MARYLAND			1,578,248

MASSACHUSETTS - 1.2%
1,040,000		Massachusetts Department of Transportation	5.000	01/01/32	1,101,755
625,000		Massachusetts Development Finance Agency	5.000	07/01/21	692,669
500,000		Massachusetts Development Finance Agency	5.000	12/01/29	599,290
750,000		Massachusetts Development Finance Agency	5.000	12/01/31	891,682
		TOTAL MASSACHUSETTS			3,285,396

MICHIGAN - 7.0%
1,190,000		Lansing Community College	5.000	05/01/32	1,322,114
3,000,000		Michigan Finance Authority	5.000	04/01/21	3,248,790
1,500,000		Michigan Finance Authority	5.000	07/01/22	1,659,825
2,000,000		Michigan Finance Authority	5.000	04/01/25	2,292,260
2,000,000		Michigan Finance Authority	5.000	11/15/28	2,365,700
1,100,000		Michigan Finance Authority	5.000	07/01/35	1,238,809
268

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,650,000	Michigan Finance Authority	5.000%	07/01/44	$1,811,799
2,000,000	Michigan Finance Authority, GO	5.000	05/01/18	2,022,940
1,000,000	Michigan Finance Authority, GO	5.000	05/01/20	1,067,870
1,000,000	Michigan Finance Authority, GO	5.000	10/01/22	1,148,800
500,000	Michigan State Building Authority	5.000	04/15/22	564,340
425,000	Rochester Community School District	4.500	05/01/20	451,036
	TOTAL MICHIGAN			19,194,283

MINNESOTA - 1.5%
500,000	Northern Municipal Power Agency	5.000	01/01/26	598,475
500,000	Northern Municipal Power Agency	5.000	01/01/28	593,255
1,715,000	University of Minnesota	5.000	08/01/21	1,909,361
1,000,000	Western Minnesota Municipal Power Agency	5.000	01/01/22	1,123,620
	TOTAL MINNESOTA			4,224,711

MISSISSIPPI - 2.7%
750,000	Mississippi Development Bank	5.000	04/01/23	858,653
1,500,000	Mississippi Development Bank	5.000	03/01/24	1,729,500
750,000	Mississippi Development Bank	5.000	04/01/24	873,780
1,250,000	Mississippi Development Bank	5.000	03/01/25	1,459,050
1,045,000	Mississippi Development Bank	5.000	03/01/26	1,232,525
1,000,000	Mississippi Development Bank	5.000	03/01/35	1,137,580
	TOTAL MISSISSIPPI			7,291,088

MISSOURI - 3.0%
1,225,000	City of Kansas City MO	5.000	10/01/26	1,466,043
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/24	1,177,410
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/25	1,195,140
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/26	1,200,770
500,000	St. Louis Land Clearance for Redevelopment Authority	3.000	06/01/18	503,570
450,000	St. Louis Land Clearance for Redevelopment Authority	4.000	06/01/20	475,331
1,745,000	St. Louis Municipal Finance Corp	5.000	02/15/26	2,063,637
	TOTAL MISSOURI			8,081,901

NEBRASKA - 0.8%
300,000	Omaha Airport Authority	5.000	12/15/21	335,592
250,000	Omaha Airport Authority	5.000	12/15/22	284,418
350,000	Omaha Airport Authority	5.000	12/15/23	406,067
1,050,000	Public Power Generation Agency	5.000	01/01/22	1,170,351
	TOTAL NEBRASKA			2,196,428

NEVADA - 0.4%
1,000,000	Las Vegas Redevelopment Agency	5.000	06/15/26	1,182,670
	TOTAL NEVADA			1,182,670
269

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
NEW JERSEY - 1.6%
$250,000	New Jersey Economic Development Authority	5.000%	06/15/19	$259,243
250,000	New Jersey Economic Development Authority	5.000	06/15/20	264,455
1,000,000	New Jersey Economic Development Authority	4.000	07/01/22	1,040,470
1,000,000	New Jersey Educational Facilities Authority	5.000	07/01/27	1,204,690
1,000,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/20	1,058,800
500,000	South Jersey Port Corp	5.000	01/01/48	546,895
	TOTAL NEW JERSEY			4,374,553

NEW YORK - 5.6%
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/25	1,168,440
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/26	1,175,910
1,000,000	County of Nassau NY	5.000	10/01/26	1,201,330
1,000,000	Long Island Power Authority	5.000	09/01/47	1,173,040
1,235,000	Metropolitan Transportation Authority	5.000	11/15/38	1,408,987
2,500,000	New York City Water & Sewer System	5.250	06/15/40	2,619,200
375,000	New York Transportation Development Corp	5.000	07/01/30	421,076
1,000,000	New York Transportation Development Corp	5.000	08/01/31	1,068,750
1,385,000	Troy Capital Resource Corp	5.000	08/01/24	1,623,109
750,000	Utility Debt Securitization Authority	5.000	06/15/24	853,913
1,230,000	Westchester County Local Development Corp	5.000	11/01/24	1,426,898
1,000,000	Westchester County Local Development Corp	5.000	11/01/25	1,175,930
	TOTAL NEW YORK			15,316,583

NORTH CAROLINA - 2.1%
150,000	City of Charlotte NC Airport Revenue	5.000	07/01/22	169,596
160,000	City of Charlotte NC Airport Revenue	5.000	07/01/23	185,038
100,000	City of Charlotte NC Airport Revenue	5.000	07/01/24	117,986
100,000	City of Charlotte NC Airport Revenue	5.000	07/01/25	119,860
1,355,000	County of Duplin NC	5.000	04/01/27	1,622,653
900,000	North Carolina Medical Care Commission	5.000	10/01/18	919,350
240,000	North Carolina Medical Care Commission	4.000	10/01/19	247,138
2,000,000	North Carolina Medical Care Commission	5.000	06/01/34	2,159,680
200,000	North Carolina Turnpike Authority	5.000	01/01/22	221,464
	TOTAL NORTH CAROLINA			5,762,765

NORTH DAKOTA - 0.4%
1,000,000	North Dakota Housing Finance Agency	2.400	01/01/26	995,670
	TOTAL NORTH DAKOTA			995,670

OHIO - 2.0%
115,000	American Municipal Power, Inc	5.250	02/15/33	115,520
1,200,000	City of Cleveland OH Airport System Revenue	5.000	01/01/24	1,396,524
1,000,000	Cleveland-Cuyahoga County Port Authority	5.000	08/01/44	1,039,210
1,660,000	State of Ohio, GO	5.000	01/15/21	1,811,492
1,000,000	State of Ohio, GO	5.000	08/01/21	1,113,700
	TOTAL OHIO			5,476,446
270

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
OREGON - 0.8%
$1,000,000	Port of Portland OR	5.000%	07/01/21	$1,102,550
1,000,000	Port of Portland OR	5.000	07/01/22	1,127,880
	TOTAL OREGON			2,230,430

PENNSYLVANIA - 4.9%
1,100,000	Allegheny County Higher Education Building Authority	5.000	03/01/29	1,287,671
480,000	Borough of Columbia PA	4.000	06/15/38	508,478
250,000	Coatesville School District	4.000	08/01/20	260,575
500,000	Coatesville School District	5.000	08/01/21	545,025
740,000	Coatesville School District	5.000	08/01/25	862,529
2,000,000	Commonwealth of Pennsylvania	5.000	09/15/23	2,303,020
350,000	County of Luzerne PA	5.000	12/15/22	396,599
795,000	Montgomery County Industrial Development Authority	3.000	01/01/18	795,000
2,000,000	Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,347,620
2,500,000	Pennsylvania State University	5.000	03/01/40	2,668,225
1,155,000	State Public School Building Authority	5.000	05/01/25	1,371,008
	TOTAL PENNSYLVANIA			13,345,750

RHODE ISLAND - 3.2%
825,000	Rhode Island Commerce Corp	5.000	06/15/27	1,005,386
810,000	Rhode Island Health & Educational Building Corp	4.000	05/15/20	843,809
815,000	Rhode Island Health & Educational Building Corp	5.000	05/15/21	886,150
2,000,000	Rhode Island Health & Educational Building Corp	5.000	09/01/21	2,231,000
1,420,000	Rhode Island Health & Educational Building Corp	5.000	05/15/22	1,576,512
2,000,000	State of Rhode Island, GO	5.000	08/01/21	2,222,980
	TOTAL RHODE ISLAND			8,765,837

SOUTH CAROLINA - 0.1%
250,000	Piedmont Municipal Power Agency	5.000	01/01/24	291,555
	TOTAL SOUTH CAROLINA			291,555

SOUTH DAKOTA - 0.8%
390,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/22	443,192
415,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/23	481,172
500,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/24	589,330
465,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/25	556,293
	TOTAL SOUTH DAKOTA			2,069,987

TENNESSEE - 0.1%
350,000	Knox County Health Educational & Housing Facility Board	5.000	04/01/20	371,493
	TOTAL TENNESSEE			371,493
271

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TEXAS - 7.9%
$800,000		Austin Convention Enterprises, Inc	5.000%	01/01/22	$888,120
400,000		City of Austin TX Airport System Revenue	5.000	11/15/27	483,316
900,000		City of Austin TX Airport System Revenue	5.000	11/15/39	1,017,477
1,970,000		City of Houston TX	5.000	03/01/32	2,344,300
1,500,000		City of Lubbock TX	5.000	02/15/25	1,791,600
500,000		County of Galveston TX	4.000	02/01/38	542,365
550,000		Dallas County Utility & Reclamation District	5.000	02/15/26	656,221
425,000		Harris County Cultural Education Facilities Finance Corp	5.000	11/15/22	486,170
1,105,000		Love Field Airport Modernization Corp	5.250	11/01/40	1,194,980
1,000,000		North Texas Tollway Authority	2.000	01/01/23	999,530
665,000		Southlake Community Enhancement & Development Corp	5.000	02/15/23	759,816
3,000,000		State of Texas	5.000	10/01/23	3,521,610
455,000		Tarrant County Cultural Education Facilities Finance Corp	4.000	11/15/18	461,984
1,750,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/35	1,850,083
1,400,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/22	1,579,382
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,719,956
1,000,000		University of North Texas	5.000	04/15/27	1,232,030
		TOTAL TEXAS			21,528,940

UTAH - 0.8%
1,000,000		Salt Lake City Corp Airport Revenue	5.000	07/01/22	1,128,800
1,000,000		Utah Transit Authority	4.000	12/15/31	1,087,370
		TOTAL UTAH			2,216,170

VIRGIN ISLANDS - 4.0%
2,000,000	g	Virgin Islands Public Finance Authority	5.000	09/01/25	2,234,920
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,703,500
6,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	5,970,060
		TOTAL VIRGIN ISLANDS			10,908,480

VIRGINIA - 0.4%
1,000,000		Virginia Small Business Financing Authority	5.000	07/01/34	1,082,200
		TOTAL VIRGINIA			1,082,200

WASHINGTON - 3.1%
2,705,000		Central Puget Sound Regional Transit Authority	5.250	02/01/21	2,890,671
1,955,000		Energy Northwest	5.000	07/01/23	2,240,117
3,000,000		State of Washington, GO	5.250	02/01/22	3,416,550
		TOTAL WASHINGTON			8,547,338
272

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
WEST VIRGINIA - 0.5%
$1,000,000	West Virginia Higher Education Policy Commission	5.000%	07/01/27	$1,223,380
	TOTAL WEST VIRGINIA			1,223,380

WISCONSIN - 0.2%
500,000	Public Finance Authority	5.000	09/30/49	569,405
	TOTAL WISCONSIN			569,405

	TOTAL LONG-TERM MUNICIPAL BONDS			271,234,540
	(Cost $268,541,952)

	TOTAL INVESTMENTS - 99.1%			271,234,540
	(Cost $268,541,952)
	OTHER ASSETS & LIABILITIES, NET - 0.9%			2,333,415
	NET ASSETS - 100.0%			$273,567,955

	Abbreviation(s):
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2017, the aggregate value of these securities was $12,495,914 or 4.6% of net assets.
273

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2017

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 100.5%

GOVERNMENT AGENCY DEBT - 64.1%
$2,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	01/05/18	$1,999,722
2,840,000	FAMC	1.110	01/30/18	2,837,461
4,000,000	FAMC	1.150	02/01/18	3,996,039
2,480,000	FAMC	1.200	02/12/18	2,476,528
3,000,000	FAMC	1.180	02/16/18	2,995,477
1,380,000	FAMC	1.230	02/20/18	1,377,642
4,186,000	FAMC	0.010	05/29/18	4,161,219
4,593,000	Federal Farm Credit Bank (FFCB)	0.010-1.130	01/17/18	4,590,715
2,580,000	FFCB	0.010	01/23/18	2,578,092
900,000	FFCB	0.010-1.170	01/24/18	899,333
1,000,000	FFCB	1.100	01/26/18	999,236
5,000,000	FFCB	0.010	02/06/18	4,993,700
1,000,000	FFCB	0.010	02/08/18	998,712
2,000,000	FFCB	0.800	02/12/18	1,999,128
6,100,000	FFCB	1.100	02/13/18	6,091,985
1,000,000	FFCB	0.010	02/15/18	998,400
3,000,000	FFCB	0.010	02/22/18	2,994,540
6,630,000	FFCB	0.010	03/13/18	6,613,132
2,000,000	FFCB	1.180	03/23/18	1,994,690
5,200,000	FFCB	0.010	03/27/18	5,183,671
1,860,000	FFCB	0.010-1.180	03/29/18	1,854,203
800,000	FFCB	0.010	04/05/18	797,138
295,000	FFCB	0.010	04/09/18	293,876
2,000,000	FFCB	0.010	04/10/18	1,992,575
3,000,000	FFCB	0.010	04/19/18	2,988,120
1,000,000	FFCB	0.010	04/24/18	995,738
4,000,000	FFCB	0.010	04/25/18	3,982,773
700,000	FFCB	0.010	05/24/18	695,941
655,000	FFCB	0.010	06/05/18	650,854
800,000	FFCB	0.010	09/06/18	791,182
2,000,000	Federal Home Loan Bank (FHLB)	1.060	01/02/18	1,999,941
8,000,000	FHLB	0.010-1.145	01/03/18	7,999,493
7,355,000	FHLB	0.010-1.100	01/05/18	7,354,077
7,360,000	FHLB	0.010-1.080	01/08/18	7,358,405
15,000,000	FHLB	0.010-1.110	01/10/18	14,995,774
7,390,000	FHLB	0.010-1.110	01/12/18	7,387,330
1,710,000	FHLB	1.100	01/17/18	1,709,164
355,000	FHLB	0.010	01/18/18	354,782
12,680,000	FHLB	0.010-1.120	01/19/18	12,672,824
10,000,000	FHLB	0.010	01/22/18	9,992,679
3,315,000	FHLB	1.145	01/23/18	3,312,680
10,720,000	FHLB	0.010-1.175	01/24/18	10,712,006
12,800,000	FHLB	0.010-1.150	01/26/18	12,789,445
5,000,000	FHLB	0.010	01/29/18	4,995,120
10,300,000	FHLB	1.110-1.200	01/30/18	10,290,474
274

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	FHLB	1.200%	02/01/18	$1,997,933
2,000,000	FHLB	1.205	02/02/18	1,997,858
8,000,000	FHLB	1.220	02/07/18	7,989,969
3,135,000	FHLB	1.115-1.234	02/09/18	3,130,955
4,000,000	FHLB	0.010	02/12/18	3,994,143
4,000,000	FHLB	0.010	02/13/18	3,994,076
9,822,000	FHLB	0.010	02/14/18	9,806,857
7,000,000	FHLB	0.010	02/16/18	6,988,986
11,105,000	FHLB	0.010-1.220	02/20/18	11,085,445
2,900,000	FHLB	0.010	02/21/18	2,894,639
6,360,000	FHLB	0.010-1.250	02/23/18	6,348,060
9,900,000	FHLB	0.010	02/26/18	9,880,277
11,635,000	FHLB	0.010-1.200	02/27/18	11,611,563
3,000,000	FHLB	0.010	03/01/18	2,993,707
5,465,000	FHLB	1.145-1.170	03/02/18	5,454,468
7,980,000	FHLB	0.010	03/05/18	7,961,776
1,870,000	FHLB	0.010	03/06/18	1,865,778
5,000,000	FHLB	0.010	03/08/18	4,988,175
8,750,000	FHLB	0.010	03/12/18	8,727,751
625,000	FHLB	0.010	03/14/18	623,381
12,000,000	FHLB	0.010	03/16/18	11,967,882
5,000,000	FHLB	0.010	03/22/18	4,985,556
2,000,000	FHLB	1.260	03/23/18	1,994,330
6,300,000	FHLB	0.010	03/28/18	6,280,134
1,000,000	FHLB	1.240	04/20/18	996,246
1,000,000	FHLB	1.320	05/02/18	995,563
1,030,000	FHLB	1.250	05/03/18	1,025,637
4,000,000	FHLB	0.010	05/04/18	3,981,413
2,000,000	FHLB	0.010	05/11/18	1,989,744
2,000,000	FHLB	0.010	05/16/18	1,989,500
700,000	FHLB	0.010	06/27/18	694,838
11,348,000	Federal Home Loan Mortgage Corp (FHLMC)	1.065-1.070	01/09/18	11,345,306
5,000,000	FHLMC	0.750	01/12/18	4,999,437
12,000,000	FHLMC	1.080-1.090	01/16/18	11,994,592
2,000,000	FHLMC	0.010	01/17/18	1,998,975
7,000,000	FHLMC	1.100	01/22/18	6,995,508
1,000,000	FHLMC	1.140	01/26/18	999,208
6,500,000	FHLMC	0.010-1.115	02/02/18	6,493,600
10,000,000	FHLMC	1.080-1.110	02/05/18	9,989,383
6,930,000	FHLMC	0.010	02/06/18	6,921,441
8,000,000	FHLMC	1.105-1.190	02/09/18	7,989,963
2,760,000	FHLMC	1.125	02/12/18	2,756,377
3,000,000	FHLMC	0.010	02/21/18	2,994,666
4,000,000	FHLMC	1.160	03/01/18	3,992,396
1,000,000	FHLMC	0.010	03/12/18	997,492
8,285,000	FHLMC	0.010	04/10/18	8,255,519
2,890,000	FHLMC	0.010	04/11/18	2,879,564
4,500,000	FHLMC	0.010	04/12/18	4,483,461
7,000,000	FHLMC	0.010	04/13/18	6,974,018
540,000	FHLMC	1.200	04/16/18	538,110
5,000,000	FHLMC	0.010	04/17/18	4,981,156
2,000,000	FHLMC	0.010	04/18/18	1,992,213
3,000,000	FHLMC	1.305	05/04/18	2,986,624
6,000,000	Federal National Mortgage Association (FNMA)	0.010-1.045	01/03/18	5,999,636
275

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000		FNMA		1.060%-1.100%	01/05/18	$4,999,398
9,000,000		FNMA		0.010-1.060	01/08/18	8,998,052
2,065,000		FNMA		0.010	01/09/18	2,064,491
750,000		FNMA		0.010	01/12/18	749,741
5,000,000		FNMA		1.085	01/17/18	4,997,589
4,000,000		FNMA		1.140	01/22/18	3,997,340
8,430,000		FNMA		0.010-1.060	01/23/18	8,424,484
3,000,000		FNMA		1.105-1.150	01/24/18	2,997,854
5,000,000		FNMA		1.070	01/29/18	4,995,839
3,485,000		FNMA		0.010-1.215	02/07/18	3,480,549
3,000,000		FNMA		0.010	02/08/18	2,996,200
2,000,000		FNMA		0.010	02/13/18	1,997,014
3,000,000		FNMA		0.010	02/14/18	2,995,380
5,761,000		FNMA		0.010	02/21/18	5,750,493
1,705,000		FNMA		0.010	02/28/18	1,701,429
3,000,000		FNMA		0.010	03/01/18	2,993,657
5,170,000		FNMA		0.010	03/02/18	5,158,884
2,250,000		FNMA		0.010	03/05/18	2,244,999
9,185,000		FNMA		0.010	03/06/18	9,164,084
8,620,000		FNMA		0.010	03/07/18	8,599,832
8,100,000		FNMA		0.010	03/13/18	8,079,712
5,360,000		Tennessee Valley Authority (TVA)		0.010	01/09/18	5,358,489
3,000,000		TVA		0.010	01/16/18	2,998,400
		TOTAL GOVERNMENT AGENCY DEBT				566,285,211

TREASURY DEBT - 19.6%
9,000,000		United States Cash Management Bill		0.010-1.047	01/02/18	8,999,737
17,930,000		United States Treasury Bill		0.010-1.075	01/04/18	17,928,390
12,000,000		United States Treasury Bill		0.010-1.085	01/11/18	11,996,280
15,300,000		United States Treasury Bill		0.010-1.078	01/18/18	15,292,210
15,205,000		United States Treasury Bill		0.010-1.102	01/25/18	15,194,139
6,470,000		United States Treasury Bill		0.010-1.180	02/01/18	6,463,752
8,250,000		United States Treasury Bill		0.010-1.126	02/08/18	8,240,187
1,000,000		United States Treasury Bill		0.010	02/15/18	998,413
8,523,000		United States Treasury Bill		0.010-1.175	02/22/18	8,507,789
13,000,000		United States Treasury Bill		0.010-1.130	03/08/18	12,970,497
1,000,000		United States Treasury Bill		0.010	06/14/18	993,433
4,000,000		United States Treasury Bill		0.010	06/21/18	3,972,250
4,000,000		United States Treasury Bill		0.010	07/19/18	3,967,690
4,000,000		United States Treasury Note		0.750	01/31/18	3,998,732
9,000,000		United States Treasury Note		0.875	01/31/18	8,997,842
11,000,000		United States Treasury Note		1.000	02/15/18	10,997,895
10,055,000		United States Treasury Note		0.750	02/28/18	10,048,261
11,500,000		United States Treasury Note		1.000	03/15/18	11,496,475
7,000,000		United States Treasury Note		1.125	06/15/18	6,994,738
4,750,000		United States Treasury Note		0.750	07/31/18	4,728,970
		TOTAL TREASURY DEBT				172,787,680

VARIABLE RATE SECURITIES - 16.8%
5,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	EFFR + 0.120%	1.540	03/23/18	5,000,000
5,000,000	i	FAMC	LIBOR 3 M - 0.230%	1.144	04/27/18	5,000,000
4,500,000	i	FAMC	LIBOR 1 M - 0.120%	1.432	05/25/18	4,500,000
5,000,000	i	FAMC	LIBOR 1 M - 0.120%	1.357	06/15/18	5,000,000
276

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,000,000	i	FAMC	LIBOR 1 M + 0.060%	1.595%	06/22/18	$3,002,310
5,000,000	i	FAMC	LIBOR 1 M - 0.120%	1.252	08/03/18	5,000,000
4,500,000	i	FAMC	LIBOR 1 M - 0.100%	1.261	11/01/18	4,500,000
3,700,000	i	FAMC	LIBOR 1 M - 0.075%	1.297	02/04/19	3,700,000
3,000,000	i	FAMC	EFFR + 0.010%	1.430	04/01/19	3,000,000
3,000,000	i	Federal Farm Credit Bank (FFCB)	EFFR + 0.110%	1.530	01/22/18	3,000,289
3,400,000	i	FFCB	LIBOR 1 M + 0.050%	1.422	02/02/18	3,399,671
3,000,000	i	FFCB	LIBOR 1 M + 0.150%	1.702	02/23/18	2,999,935
2,900,000	i	FFCB	FRED - 2.980%	1.520	03/09/18	2,899,193
2,000,000	i	FFCB	LIBOR 1 M + 0.035%	1.570	03/22/18	1,999,559
4,000,000	i	FFCB	FRED - 2.870%	1.630	05/17/18	4,000,301
5,000,000	i	FFCB	LIBOR 1 M - 0.100%	1.307	08/08/18	5,000,029
4,700,000	i	FFCB	FRED - 2.850%	1.650	08/10/18	4,700,574
3,000,000	i	FFCB	LIBOR 1 M + 0.030%	1.582	08/27/18	2,999,897
4,500,000	i	FFCB	LIBOR 1 M - 0.050%	1.441	09/17/18	4,499,678
2,000,000	i	FFCB	LIBOR 3 M - 0.150%	1.263	11/14/18	1,999,868
2,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	1.500	12/05/18	2,001,023
4,500,000	i	FFCB	FRED - 3.020%	1.480	01/14/19	4,505,134
4,500,000	i	FFCB	LIBOR 3 M - 0.160%	1.199	01/15/19	4,500,000
4,500,000	i	FFCB	LIBOR 1 M - 0.110%	1.442	01/25/19	4,500,238
4,000,000	i	FFCB	FRED - 3.020%	1.480	03/27/19	4,005,459
5,000,000	i	FFCB	LIBOR 1 M - 0.125%	1.278	06/07/19	5,000,000
4,750,000	i	FFCB	FRED - 3.080%	1.420	06/27/19	4,750,705
5,000,000	i	FFCB	FRED - 3.080%	1.420	08/16/19	4,999,198
3,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	1.500	10/18/19	3,000,000
5,000,000	i	Federal Home Loan Bank (FHLB)	LIBOR 3 M - 0.150%	1.304	02/23/18	5,000,100
4,000,000	i	FHLB	LIBOR 3 M - 0.265%	1.098	04/20/18	4,000,047
7,000,000	i	FHLB	LIBOR 3 M - 0.200%	1.154	01/18/19	7,000,206
5,000,000	i	FHLB	LIBOR 1 M - 0.040%	1.495	02/22/19	5,003,182
4,600,000	i	FHLB	LIBOR 3 M - 0.235%	1.273	03/06/19	4,597,415
4,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 1 M - 0.160%	1.335	07/19/18	4,500,000
5,000,000	i	Federal National Mortgage Association (FNMA)	LIBOR 3 M - 0.030%	1.326	01/11/18	5,000,313
		TOTAL VARIABLE RATE SECURITIES				148,564,324

		TOTAL SHORT-TERM INVESTMENTS				887,637,215
		(Cost $887,637,215)

		TOTAL INVESTMENTS- 100.5%				887,637,215
		(Cost $887,637,215)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%				(4,159,572)
		NET ASSETS - 100.0%				$883,477,643

		Abbreviation(s):
EFFR		Effective Federal Funds Rate
FRED		Federal Bank Prime Loan Rate
LIBOR		London Interbank Offered Rate
M		Month

i		Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
277

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Real Estate Securities Fund, Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, and the Money Market Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

New accounting pronouncement: In March 2017, FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance is effective for fiscal years beginning after December 15, 2018.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On August 1, 2017, the Funds implemented amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedules of investments for certain investment types. Please refer to the schedules of investments, Note 3, and Note 4 of the financial statements disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

278

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of December 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Cross currency swap contracts: Cross currency swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Cross currency swaps are generally categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

279

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended December 31, 2017, the Bond Fund, Bond Plus Fund, High-Yield Fund, and Social Choice Bond Fund had material transfers from Level 2 to Level 3 as a result of various market related factors. Also, Bond Fund, Bond Plus Fund, Short-Term Bond Fund, and Social Choice Bond Fund had transfers from Level 3 to Level 2 as a result of various market related factors.

As of December 31, 2017, 100% of the value of investments in the Short-Term Bond Index Fund, Tax-Exempt Bond Fund, and Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of December 31, 2017, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Equity investments*	$2,039,040,450	$—	$—	$2,039,040,450
Short-term investments	—	22,224,268	—	22,224,268
Total	$2,039,040,450	$22,224,268	$—	$2,061,264,718
Bond
Bank loan obligations	$—	$59,353,068	$—	$59,353,068
Corporate bonds	—	1,600,197,978	523,310	1,600,721,288
Government bonds	—	1,566,954,225	—	1,566,954,225
Structured assets	—	1,224,708,261	7,836,750	1,232,545,011
Common stocks	313,031	—	—	313,031
Preferred stocks	73,585	—	—	73,585
Short-term investments	—	144,782,383	—	144,782,383
Unfunded loan commitment	—	229	—	229
Total	$386,616	$4,595,996,144	$8,360,060	$4,604,742,820
Bond Index
Corporate bonds	$—	$2,385,646,122	$180,957	$2,385,827,079
Government bonds	—	6,575,464,140	—	6,575,464,140
Structured assets	—	212,001,838	—	212,001,838
Short-term investments	—	74,431,988	—	74,431,988
Total	$—	$9,247,544,088	$180,957	$9,247,725,045
Bond Plus
Bank loan obligations	$—	$138,828,637	$—	$138,828,637
Corporate bonds	—	1,323,967,259	4,605,761	1,328,573,020
Government bonds	—	2,075,303,054	3,192,500	2,078,495,554
Structured assets	—	558,296,137	30,278,918	588,575,055
Common stocks	2,378,773	691,139	—	3,069,912
Preferred stocks	294,579	—	—	294,579
Rights/Warrants	—	369,585	—	369,585
Short-term investments	—	54,231,682	—	54,231,682
Swap contracts**	—	327,112	—	327,112
Unfunded loan commitment	—	656	—	656
Total	$2,673,352	$4,152,015,261	$38,077,179	$4,192,765,792
High-Yield
Bank loan obligations	$—	$301,310,840	$—	$301,310,840
Corporate bonds	—	3,432,999,584	45,515,109	3,478,514,693
Common stocks	36,684,121	4,636,463	—	41,320,584
Preferred stocks	2,964,287	—	—	2,964,287
Rights/Warrants	—	2,473,858	—	2,473,858
Short-term investments	—	184,682,878	—	184,682,878
Total	$39,648,408	$3,926,103,623	$45,515,109	$4,011,267,140
280

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Inflation-Linked Bond
Government bonds	$—	$2,692,027,458	$—	$2,692,027,458
Short-term investments	—	73,188,041	—	73,188,041
Futures contracts**	93,123	—	—	93,123
Total	$93,123	$2,765,215,499	$—	$2,765,308,622
Short-Term Bond
Bank loan obligations	$—	$43,612,963	$—	$43,612,963
Corporate bonds	—	491,254,555	—	491,254,555
Government bonds	—	535,627,379	—	535,627,379
Structured assets	—	444,642,455	29,829,020	474,471,475
Short-term investments	—	119,203,206	—	119,203,206
Futures contracts**	303,733	—	—	303,733
Total	$303,733	$1,634,340,558	$29,829,020	$1,664,473,311
Social Choice Bond
Bank loan obligations	$—	$21,945,404	$1,642,565	$23,587,969
Corporate bonds	—	575,351,475	5,162,709	580,514,184
Government bonds	—	768,610,528	16,029,034	784,639,562
Structured assets	—	216,905,565	17,875,313	234,780,878
Preferred stocks	268,875	—	—	268,875
Short-term investments	—	87,027,326	—	87,027,326
Total	$268,875	$1,669,840,298	$40,709,621	$1,710,818,794

*	For detailed categories, see the accompanying Schedules of investments.
**	Derivative instruments are not reflected in the market value of Schedules of investments.

The following table is a reconciliation of the Funds’ investments in which significant unobservable inputs (Level 3) were used in determining value:

	Bond	Bond Plus	High-Yield	Short-Term Bond	Social Choice Bond
Balance as of March 31, 2017	$23,589,257	$42,329,957	$8,780,800	$16,724,758	$25,661,040
Purchases	3,001,279	22,346,182	—	26,275,933	18,201,495
Sales	(7,638,064)	(12,620,230)	(3,141,991)	(4,003,538)	(3,038,218)
Gains (losses)	2,043	(2,244,087)	(15,087,932)	(450,532)	2,237
Change in unrealized appreciation (depreciation)	189,331	1,495,149	9,449,123	529,685	25,081
Transfers out of Level 3	(13,478,145)	(22,466,814)	—	(9,247,286)	(1,007,151)
Transfers into Level 3	2,694,359	9,237,022	45,515,109	—	865,137
Balance as of December 31, 2017	$8,360,060	$38,077,179	$45,515,109	$29,829,020	$40,709,621

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Funds’ as of December 31, 2017.

Fund	Fair value as of December 31, 2017	Valuation technique	Unobservable input	Range (weighted average)
Bond
Corporate bonds	$523,310	Recent market transaction	Discount	30.5%-46.0% (43.6%)
Structured assets	4,537,535	Broker quote	*
Structured assets	299,215	Recent market transaction	Discount	96.6% (96.6%)
Structured assets	3,000,000	Recent market transaction	†
Total	$8,360,060

Bond Plus
Corporate bonds	$4,605,761	Recent market transaction	Discount	30.5%-50.0% (40.7%)
Municipal bonds	3,192,500	Recent market transaction	Discount	50.0% (50.0%)
Structured assets	30,060,002	Broker quote	*
Structured assets	218,916	Broker quote	Discount	96.6% (96.6%)
Total	$38,077,179
281

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Fund	Fair value as of December 31, 2017	Valuation technique	Unobservable input	Range (weighted average)
High-Yield
Corporate bonds	$45,515,109	Recent market transaction	Discount	30.5%-58.0% (40.3%)
Total	$45,515,109

Short-Term Bond
Structured assets	$29,829,020	Broker quote	*
Total	$29,829,020

Social Choice Bond
Bank loan obligations	$1,642,565	Recent market transaction	†
Corporate bonds	5,162,709	Broker quote	*
Government bonds	16,029,034	Broker quote	*
Structured assets	17,826,210	Broker quote	*
Structured assets	49,103	Recent market transaction	Discount	96.6% (96.6%)
Total	$40,709,621

*	Single source broker quote.
†	Recent market transaction refer to the most recent known market transaction.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. The futures contracts outstanding as of December 31, 2017 are disclosed in the schedules of investments.

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

282

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Bilateral credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). For centrally cleared swaps, initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. There are no credit default swap contracts outstanding as of December 31, 2017.

Cross currency swap contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use cross currency swap contracts to gain or mitigate exposure to foreign exchange markets. A cross currency swap is an agreement between two parties to exchange two different currencies with the understanding that the exchange will be reversed at a later date at specified exchange rates. Cross currency swaps are usually negotiated with commercial and investment banks. At the inception date of the contract the exchange of currencies takes place at the current spot rate. At maturity, the re-exchange may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Risks may arise upon entering into these contracts from the potential of default by counterparty and, depending on their terms, may be subject to foreign exchange risk. The cross currency swap contracts outstanding as of December 31, 2017 are disclosed in the schedules of investments.

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation. The Funds realize gains and losses at the time the forward is closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. There are no outstanding forward foreign currency contracts as of December 31, 2017.

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2017	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at December 31, 2017		Value at December 31, 2017
Real Estate Securities Fund
Rexford Industrial Realty, Inc	$90,080,000	$—	$51,061,156	$20,978,507	$4,154,649	$1,479,000	2,200,000	‡	$64,152,000	‡

‡ At December 31, 2017, the issuer was not an affiliated company of the Fund.

Note 5—investments

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

283

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Funds may enter into loan commitments to fund a portion of a delayed-draw term loan facility. The Funds are obligated to fund loan commitments at the borrower’s discretion. The Funds reserve against such contingent obligation by segregating short-term securities or cash. At December 31, 2017, the Bond Fund, Bond Plus Fund, and High-Yield Fund held unfunded loan commitments of $55,920, $160,305, and $12,500,000, respectively.

Net unrealized appreciation (depreciation): At December 31, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Real Estate Securities	$1,566,044,588	$506,329,361	$(11,109,231)	$495,220,130
Bond	4,585,713,508	49,241,539	(30,212,456)	19,029,083
Bond Index	9,193,414,378	128,869,574	(74,558,907)	54,310,667
Bond Plus	4,176,369,887	52,162,682	(36,094,545)	16,068,137
High-Yield	3,932,823,529	148,641,040	(70,197,429)	78,443,611
Inflation-Linked Bond	2,738,434,495	43,057,813	(16,276,809)	26,781,004
Short-Term Bond	1,669,701,979	4,269,183	(9,801,584)	(5,532,401)
Short-Term Bond Index	324,390,997	13,979	(2,303,550)	(2,289,571)
Social Choice Bond	1,702,464,428	18,538,741	(10,184,375)	8,354,366
Tax-Exempt Bond	268,541,952	4,274,883	(1,582,295)	2,692,588
284

Item 2. Controls and procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: February 16, 2018	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 16, 2018	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: February 16, 2018	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer